    As filed with the Securities and Exchange Commission on February 11, 2005

                                                      1933 Act Reg. No. 33-39519
                                                      1940 Act Reg. No. 811-5686


                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-1A


REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                      X
                                                                            ---
         Pre-Effective Amendment No.
                                     -----


         Post-Effective Amendment No. 28                                     X
                                     -----                                  ---


                                     and/or

REGISTRATION STATEMENT UNDER THE
INVESTMENT COMPANY ACT OF 1940                                               X
                                                                            ---


         Amendment No.  32                                                   X
                       -----                                                ---


                        (Check appropriate box or boxes.)

                         AIM INVESTMENT SECURITIES FUNDS
                         -------------------------------
               (Exact name of Registrant as Specified in Charter)

                 11 Greenway Plaza, Suite 100, Houston, TX 77046
               ---------------------------------------------------
               (Address of Principal Executive Offices) (Zip Code)

        Registrant's Telephone Number, including Area Code (713) 626-1919
                                                           ---------------

                                Robert H. Graham
                 11 Greenway Plaza, Suite 100, Houston, TX 77046
                 -----------------------------------------------
                     (Name and Address of Agent for Service)

                                    Copy to:

Stephen Rimes, Esquire                    Martha J. Hays, Esquire
A I M Advisors, Inc.                      Ballard Spahr Andrews & Ingersoll, LLP
11 Greenway Plaza, Suite 100              1735 Market Street, 51st Floor
Houston, Texas  77046                     Philadelphia, Pennsylvania 19103-7599



It is proposed that this filing will become effective (check appropriate box)

         immediately upon filing pursuant to paragraph (b)
---

         on (date) pursuant to paragraph (b)
---

         60 days after filing pursuant to paragraph (a)(i)
---

 X       on April 29, 2005 pursuant to paragraph (a)(i)
---

         75 days after filing pursuant to paragraph a(ii)
---
         on (date) pursuant to paragraph (a)(ii) of rule 485.
---

If appropriate, check the following box:

         this post-effective amendment designates a new effective date for a previously filed post-effective amendment.
---

THE INFORMATION IN THIS PROSPECTUS IS NOT COMPLETE AND MAY BE CHANGED. WE MAY NOT SELL THESE SECURITIES UNTIL THE REGISTRATION STATEMENT FILED WITH THE SECURITIES AND EXCHANGE COMMISSION IS EFFECTIVE. THIS PROSPECTUS IS NOT AN OFFER TO SELL THESE SECURITIES AND IS NOT SOLICITING AN OFFER TO BUY THESE SECURITIES IN ANY STATE WHERE THE OFFER OR SALE IS NOT PERMITTED.

                 SUBJECT TO COMPLETION--DATED FEBRUARY 11, 2005

                                                     AIM GLOBAL REAL ESTATE FUND

                                                                     PROSPECTUS
                                                                 April 29, 2005

AIM Global Real Estate Fund seeks to achieve high total return.

--------------------------------------------------------------------------------

This prospectus contains important information about the Class A, B, C and R Class shares of the funds. Please read it before investing and keep it for future reference.

As with all other mutual fund securities, the Securities and Exchange Commission has not approved or disapproved these securities or determined whether the information in this prospectus is adequate or accurate. Anyone who tells you otherwise is committing a crime.

Investments in the fund:
- are not FDIC insured;
- may lose value; and
- are not guaranteed by a bank.

                          ---------------------------
                          AIM GLOBAL REAL ESTATE FUND
                          ---------------------------

TABLE OF CONTENTS
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE AND STRATEGIES                  1
------------------------------------------------------
PRINCIPAL RISKS OF INVESTING IN THE FUND             1
------------------------------------------------------
DISCLOSURE OF PORTFOLIO HOLDINGS                     2
------------------------------------------------------

FEE TABLE AND EXPENSE EXAMPLE                        3
------------------------------------------------------
Fee Table                                            3

Expense Example                                      3

FUND MANAGEMENT                                      4
------------------------------------------------------
The Advisors                                         4

Portfolio Managers                                   5

Advisor Compensation                                 5

OTHER INFORMATION                                    5
------------------------------------------------------
Sales Charges                                        5

Dividends and Distributions                          5

SHAREHOLDER INFORMATION                            A-1
------------------------------------------------------
Choosing a Share Class                             A-1

Excessive Short-Term Trading Activity
  Disclosures                                      A-5

Purchasing Shares                                  A-7

Redeeming Shares                                   A-9

Exchanging Shares                                 A-11

Pricing of Shares                                 A-14

Taxes                                             A-16

OBTAINING ADDITIONAL INFORMATION            Back Cover
------------------------------------------------------

The AIM Family of Funds, AIM and Design, AIM, AIM Funds, AIM Funds and Design, AIM Investments, AIM Investor, AIM Lifetime America, AIM LINK, AIM Institutional Funds, aimfunds.com, La Familia AIM de Fondos, La Familia AIM de Fondos and Design, Invierta con DISCIPLINA, Invest with DISCIPLINE, The AIM College Savings Plan, AIM Solo 401(k), AIM Investments and Design and Your goals. Our solutions. are registered service marks and AIM Bank Connection, AIM Internet Connect, AIM Private Asset Management, AIM Private Asset Management and Design, AIM Stylized and/or Design, AIM Alternative Assets and Design and myaim.com are service marks of A I M Management Group Inc. AIM Trimark is a service mark of A I M Management Group Inc. and AIM Funds Management Inc.

No dealer, salesperson or any other person has been authorized to give any information or to make any representations other than those contained in this prospectus, and you should not rely on such other information or representations.

                          ---------------------------
                          AIM GLOBAL REAL ESTATE FUND
                          ---------------------------

INVESTMENT OBJECTIVE AND STRATEGIES
--------------------------------------------------------------------------------

The fund's investment objective is to achieve high total return through growth of capital and current income. The investment objective of the fund may be changed by the Board of Trustees without shareholder approval.

    The fund seeks to meet its objective by investing, normally, at least 80% of its assets in securities of real estate and real estate-related companies. In complying with this 80% investment requirement, the fund may invest in debt and equity securities, including convertible securities, and its investments may include other securities, such as synthetic instruments. Synthetic instruments are investments that have economic characteristics similar to the fund's direct investments, and may include warrants, futures, options, exchange-traded funds and American Depositary Receipts. The fund considers a company to be a real estate-related company if at least 50% of its assets, gross income or net profits are attributable to ownership, construction, management or sale of residential, commercial or industrial real estate. These companies include equity real estate investment trusts (REITs) that own property and mortgage REITs that make short-term construction and development mortgage loans or that invest in long-term mortgages or mortgage pools, or companies whose products and services are related to the real estate industry, such as manufacturers and distributors of building supplies and financial institutions that issue or service mortgages.

    The fund may invest in equity, debt or convertible securities of companies unrelated to the real estate industry that the portfolio managers believe are undervalued and have potential for growth of capital. The fund will limit its investment in debt securities unrelated to real estate to those that are investment-grade or deemed by the fund's portfolio managers to be of comparable quality.

    The fund will normally invest in the securities of companies located in at least three different countries, including the United States, and may invest a significant portion of its assets in the securities of U.S. issuers. However, the fund will invest no more than 50% of its total assets in the securities of issuers in any one country, other than the U.S.

    The fund may invest up to 20% of its total assets in companies located in developing countries, i.e., those countries that are in the initial stages of their industrial cycles. The fund may also invest up to 5% of its total assets in lower-quality debt securities, i.e., "junk bonds." For cash management purposes, the fund may also hold a portion of its assets in cash or cash equivalents, including shares of affiliated money market funds. Any percentage limitations with respect to assets of the fund are applied at the time of purchase.

    The portfolio managers allocate the fund's assets among securities of countries and in currency denominations that are expected to provide the best opportunities for meeting the fund's investment objective. In analyzing specific companies for possible investment, the portfolio managers utilize fundamental real estate analysis and quantitative securities analysis to select investments for the fund, including analyzing a company's management and strategic focus, evaluating the location, physical attributes and cash flow generating capacity of a company's properties and calculating relative return potential among other things. The portfolio managers consider whether to sell a particular security when any of these factors materially changes.

    In anticipation of or in response to adverse market or other conditions, or atypical circumstances such as unusually large cash inflows or redemptions, the fund may temporarily hold all or a portion of its assets in cash, cash equivalents, or high-quality debt instruments. As a result, the fund may not achieve its investment objective.

    The fund may engage in active and frequent trading of portfolio securities to achieve its investment objective. If the fund does trade in this way, it may incur increased transaction costs, which can lower the actual return on your investment. Active trading may also increase short-term gains and losses, which may affect the taxes you have to pay.

PRINCIPAL RISKS OF INVESTING IN THE FUND
--------------------------------------------------------------------------------

There is a risk that you could lose all or a portion of your investment in the fund and that the income you may receive from your investment may vary. The value of your investment in the fund will go up and down with the prices of the securities in which the fund invests. The prices of equity securities change in response to many factors, including the historical and prospective earnings of the issuer, the value of its assets, general economic conditions, interest rates, investor perceptions and market liquidity. Debt securities are particularly vulnerable to credit risk and interest rate fluctuations. Interest rate increases can cause the price of a debt security to decrease. The longer a debt security's duration, the more sensitive it is to this risk. The issuer of a debt security may default or otherwise be unable to honor a financial obligation.

    The values of the convertible securities in which the fund may invest also will be affected by market interest rates, the risk that the issuer may default on interest or principal payments and the value of the underlying common stock into which these securities may be converted. Specifically, since these types of convertible securities pay fixed interest and dividends, their values may fall if market interest rates rise and rise if market interest rates fall. Additionally, an issuer may have the right to buy back certain of the convertible securities at a time and at a price that is unfavorable to the fund.

                          ---------------------------
                          AIM GLOBAL REAL ESTATE FUND
                          ---------------------------


    The prices of foreign securities may be further affected by other factors, including:

- Currency exchange rates--The dollar value of the fund's foreign investments will be affected by changes in the exchange rates between the dollar and the currencies in which those investments are traded.

- Political and economic conditions--The value of the fund's foreign investments may be adversely affected by political and social instability in their home countries and by changes in economic or taxation policies in those countries.

- Regulations--Foreign companies generally are subject to less stringent regulations, including financial and accounting controls, than are U.S. companies. As a result, there generally is less publicly available information about foreign companies than about U.S. companies.

- Markets--The securities markets of other countries are smaller than U.S. securities markets. As a result, many foreign securities may be less liquid and their prices may be more volatile than U.S. securities.

    These factors may affect the prices of securities issued by foreign companies located in developing countries more than those in countries with mature economies. For example, many developing countries have, in the past, experienced high rates of inflation or sharply devalued their currencies against the U.S. dollar, thereby causing the value of investments in companies located in those countries to decline. Transaction costs are often higher in developing countries and there may be delays in settlement procedures.

    The principal risk of investments in synthetic instruments is that the fluctuations in their values may not correlate perfectly with the overall securities markets. Some synthetic instruments are more sensitive to interest rate changes and market price fluctuations than others. Also, synthetic instruments are subject to counter party risk which is the risk that the other party in the transaction will not fulfill its contractual obligation to complete the transaction with the fund.

    The fund could conceivably hold real estate directly if a company defaults on debt securities the fund owns. In that event, an investment in the fund may have additional risks relating to direct ownership in real estate, including difficulties in valuing and trading real estate, declines in value of the properties, risks relating to general and local economic conditions, changes in the climate for real estate, increases in taxes, expenses and costs, changes in laws, casualty and condemnation losses, rent control limitations and increases in interest rates.

    The value of the fund's investment in REITs is affected by the factors listed above, as well as the management skill of the persons managing the REIT. Since REITs have expenses of their own, you will bear a proportionate share of those expenses in addition to those of the fund. Because the fund focuses its investments in REITs and other companies related to the real estate industry, the value of your shares may rise and fall more than the value of shares of a fund that invests in a broader range of companies.

    The fund may participate in the initial public offering (IPO) market in some market cycles. Because of the fund's small asset base, any investment the fund may make in IPOs may significantly increase the fund's total return. As the fund's assets grow, the impact of IPO investments will decline, which may reduce the effect of IPO investments on the fund's total return.

    An investment in the fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

DISCLOSURE OF PORTFOLIO HOLDINGS
--------------------------------------------------------------------------------

A description of the fund's policies and procedures with respect to the disclosure of the fund's portfolio holdings is available in the fund's Statement of Additional Information.

                          ---------------------------
                          AIM GLOBAL REAL ESTATE FUND
                          ---------------------------

FEE TABLE AND EXPENSE EXAMPLE
--------------------------------------------------------------------------------

FEE TABLE
This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

SHAREHOLDER FEES
------------------------------------------------------------------------------
(fees paid directly from
your investment)                     CLASS A    CLASS B    CLASS C    CLASS R
------------------------------------------------------------------------------
Maximum Sales Charge
(Load) Imposed on Purchases
(as a percentage of
offering price)                       5.50%       None       None       None

Maximum Deferred
Sales Charge (Load)
(as a percentage of original
purchase price or redemption
proceeds, whichever is less)           None(1,2)  5.00%     1.00%       None(3)
Redemption/Exchange Fee
(as a percentage of amount
redeemed/exchanged)                  2.00%(4)   None(4)    None(4)    None(4)
------------------------------------------------------------------------------

ANNUAL FUND OPERATING EXPENSES(5)
--------------------------------------------------------------------------------
(expenses that are deducted
from fund assets)                          CLASS A   CLASS B   CLASS C   CLASS R
--------------------------------------------------------------------------------
Management Fees                              0.75%     0.75%     0.75%     0.75%

Distribution and/or
Service (12b-1) Fees                         0.35      1.00      1.00      0.50

Other Expenses(6)                            0.75%     0.75%     0.75%     0.75%

Total Annual Fund
Operating Expenses                           1.85      2.50      2.50      2.00
Waiver(7)                                    0.35%     0.35%     0.35%     0.35%
Net Annual Fund Operating Expenses           1.50%     2.15%     2.15%     1.65%
--------------------------------------------------------------------------------

(1) If you buy $1,000,000 or more of Class A shares and redeem these shares within 18 months from the date of purchase, you may pay a 1.00% contingent deferred sales charge (CDSC) at the time of redemption.
(2) If you are a retirement plan participant and you buy $1,000,000 or more of Class A shares, you may pay a 1.00% CDSC if a total redemption of the retirement plan assets occurs within 12 months from the date of the retirement plan's initial purchase.
(3) If you are a retirement plan participant, you may pay a 0.75% CDSC if the distributor paid a concession to the dealer of record and a total redemption of the retirement plan assets occurs within 12 months from the date of the retirement plan's initial purchase.
(4) You may be charged a 2.00% fee on redemptions or exchanges of Class A [Class B, Class C and Class R] shares held 30 days or less. See "Shareholders Information -- Redeeming Shares -- Redemption Fee" for more information.
(5) There is no guarantee that actual expenses will be the same as those shown in the table.
(6) Other expenses are based on estimated average net assets for the current fiscal year.
(7) The advisor has contractually agreed to waive advisory fees or reimburse expenses to the extent necessary to limit Total Annual Operating Expenses (excluding certain items discussed above) to 1.50%, 2.15%, 2.15% and 1.65%. The expense limitation agreement is in effect through July 31, 2006.

If your account is managed by a financial institution, you may also be charged a transaction or other fee by such financial institution.

    As a result of 12b-1 fees, long-term shareholders in the fund may pay more than the maximum permitted initial sales charge.

EXPENSE EXAMPLE

This example is intended to help you compare the costs of investing in different classes of the fund with the cost of investing in other mutual funds.

    The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. To the extent fees are waived and/or expenses are reimbursed, your expenses will be lower. Although your actual returns and costs may be higher or lower, based on these assumptions your costs would be:

                                           1 YEAR   3 YEARS
-----------------------------------------------------------
Class A                                     $694    $1,068
Class B                                      718     1,045
Class C                                      318       745
Class R                                      168       594
-----------------------------------------------------------

You would pay the following expenses if you did not redeem your shares:

                                           1 YEAR   3 YEARS
-----------------------------------------------------------
Class A                                     $694    $1,068
Class B                                      218       745
Class C                                      218       745
Class R                                      168       594
-----------------------------------------------------------

                          ---------------------------
                          AIM GLOBAL REAL ESTATE FUND
                          ---------------------------

FUND MANAGEMENT
--------------------------------------------------------------------------------

THE ADVISORS

A I M Advisors, Inc. (the advisor) serves as the fund's investment advisor and manages the investment operations of the fund and has agreed to perform or arrange for the performance of the fund's day-to-day management. The advisor is located at 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173. INVESCO Institutional (N.A.), Inc. (INVESCO Realty Advisors) (the subadvisor) is located at Three Galleria Tower, Suite 500, 13155 Noel Road, Dallas, TX 75240. The subadvisor is responsible for the fund's day-to-day management, including the fund's investment decisions and the execution of securities transactions with respect to the fund.

    The advisor has acted as an investment advisor since its organization in 1976 and the subadvisor has acted as an investment advisor and qualified professional asset manager since 1979. Today, the advisor, together with its subsidiaries, advises or manages over 200 investment portfolios, including the fund, encompassing a broad range of investment objectives.

    On October 8, 2004, INVESCO Funds Group, Inc. (IFG) (the former investment advisor to certain AIM funds) and AIM reached final settlements with certain regulators, including without limitation the Securities and Exchange Commission
(SEC), the New York Attorney General (NYAG) and the Colorado Attorney General
(COAG), to resolve civil enforcement actions and investigations related to market timing activity and related issues in the AIM funds, including those formerly advised by IFG. These regulators alleged, in substance, that IFG and AIM failed to disclose in the prospectuses for the AIM funds that they advised and to the independent directors/trustees of such funds that they had entered into certain arrangements permitting market timing of such funds, thereby breaching their fiduciary duties to such funds. As a result of the foregoing, the regulators alleged that IFG and AIM breached various Federal and state securities, business and consumer protection laws. On the same date, A I M Distributors, Inc. (ADI) (the distributor of the retail AIM funds) reached a final settlement with the SEC to resolve an investigation relating to market timing activity and related issues in the AIM funds. The SEC also alleged that ADI violated various Federal securities laws. The SEC also has settled related market timing enforcement actions brought against certain former officers and employees of IFG.

    Under the settlements, $325 million will be made available for distribution to the shareholders of those AIM funds that IFG formerly advised that were harmed by market timing activity, and $50 million will be made available for distribution to the shareholders of those AIM funds advised by AIM that were harmed by market timing activity. These settlement funds will be distributed in accordance with a methodology to be determined by an independent distribution consultant, in consultation with AIM and the independent trustees of the AIM funds and acceptable to the staff of the SEC. In addition, as required by the settlements, AIM is in the process of making certain governance and compliance reforms and reviewing its policies and procedures.

    At the request of the trustees of the AIM funds, AMVESCAP PLC ("AMVESCAP"), the parent company of IFG and AIM, has agreed to pay expenses incurred by such funds related to market timing matters.

    The independent trustees of the AIM funds have been assisted by their own independent counsel and financial expert in their own investigation of market timing activity in the AIM funds. A special committee, consisting of four independent trustees, was formed to oversee this investigation. None of the costs of this investigation will be borne by the AIM funds or by fund shareholders.

    IFG, AIM, certain related entities, certain of their current and former officers and/or certain of the AIM funds have received regulatory inquiries in the form of subpoenas or other oral or written requests for information and/or documents related to one or more of the following issues: market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including but not limited to revenue sharing and directed-brokerage arrangements, investments in securities of other registered investment companies, contractual plans, issues related to Section 529 college savings plans and procedures for locating lost securityholders. Additional regulatory inquiries related to these or other issues may be received by the AIM funds, IFG, AIM and/or related entities and individuals in the future.

    A number of civil lawsuits related to market timing, late trading and related issues have been filed against (depending on the lawsuit) certain of the AIM funds, IFG, AIM, AMVESCAP, certain related entities, certain of their current and former officers and/or certain unrelated third parties. All such lawsuits based on allegations of market timing, late trading and related issues have been transferred to the United States District Court for the District of Maryland for consolidated or coordinated pre-trial proceedings. Other civil lawsuits have been filed against (depending on the lawsuit) IFG, AIM, ADI, certain related entities, certain of their current and former officers and/or certain of the AIM funds and their trustees alleging the improper use of fair value pricing, excessive advisory and/or distribution fees, improper charging of distribution fees on limited offering funds or share classes, improper mutual fund sales practices and directed-brokerage arrangements and participation in class action settlements. Additional civil lawsuits related to the above or other issues may be filed against the AIM funds, IFG, AIM and/or related entities and individuals in the future.

    You can find more detailed information concerning all of the above matters, including the parties to the civil lawsuits and summaries of the various allegations and remedies sought in such lawsuits, in the fund's Statement of Additional Information and on AIM's Internet website under the heading "Settled Enforcement Actions and Investigations Related to Market Timing, Regulatory Inquiries and Pending Litigation" (http://www.aiminvestments.com/regulatory).

                          ---------------------------
                          AIM GLOBAL REAL ESTATE FUND
                          ---------------------------


    As a result of the matters discussed above, investors in the AIM funds might react by redeeming their investments. This might require the funds to sell investments to provide for sufficient liquidity and could also have an adverse effect on the investment performance of the funds.

PORTFOLIO MANAGERS

The following individuals are jointly and primarily responsible for the day-to-day management of the fund's portfolio:

- Joe V. Rodriguez, Jr. (lead manager), Portfolio Manager, who has been responsible for the fund since 1995 and has been associated with the subadvisor and/or its affiliates since 1990. As the lead manager, Mr. Rodriguez generally has final authority over all aspects of the funds' investment portfolio, including but not limited to, purchases and sales of individual securities, portfolio construction techniques, portfolio risk assessment, and the management of daily cash flows in accordance with portfolio holdings. The degree to which Mr. Rodriguez may perform these functions, and the nature of these functions, may change from time to time.

- Mark Blackburn, Portfolio Manager, who has been responsible for the fund since 2000 and has been associated with the subadvisor and/or its affiliates since 1998.

- James W. Trowbridge, Portfolio Manager, who has been responsible for the fund since 1995 and has been associated with the subadvisor and/or its affiliates since 1989.

They are assisted by the subadvisor's Real Estate Team, which may be comprised of portfolio managers, research analysts and other investment professionals of the advisor. Team members provide research support and make securities recommendations with respect to the fund's portfolio, but do not have day-to-day management responsibilities with respect to the fund's portfolio. Members of the team may change from time to time. More information on the team, including biographies of other members of the team, may be found on the advisor's website (http://www.aiminvestments.com). The website is not a part of this prospectus. The fund's Statement of Additional Information provides additional information about the portfolio managers' investments in the fund, a description of their compensation structure, and information regarding other accounts they manage.

ADVISOR COMPENSATION

The advisor is to receive a fee from the fund calculated at the annual rate of 0.75% of average daily net assets.

OTHER INFORMATION
--------------------------------------------------------------------------------

SALES CHARGES

Purchases of Class A shares of AIM Global Real Estate Fund are subject to the maximum 5.50% initial sales charge as listed under the heading "CATEGORY I Initial Sales Charges" in the "Shareholder Information--Choosing a Share Class" section of this prospectus. Certain purchases of Class A shares at net asset value may be subject to the contingent deferred sales charge listed in that section. Purchases of Class B and Class C shares are subject to the contingent deferred sales charges listed in that section. Certain purchases of Class R shares may be subject to the deferred sales charge listed in that section.

DIVIDENDS AND DISTRIBUTIONS

The fund expects that its distributions, if any, will consist primarily of income.

DIVIDENDS

The fund generally declares and pays dividends, if any, quarterly.

CAPITAL GAINS DISTRIBUTIONS

The fund generally distributes long-term and short-term capital gains, if any, annually.

                                 -------------
                                 THE AIM FUNDS
                                 -------------

SHAREHOLDER INFORMATION
--------------------------------------------------------------------------------

In addition to the fund, A I M Advisors, Inc. serves as investment advisor to many other mutual funds (the funds). The following information is about all the funds.

CHOOSING A SHARE CLASS

Most of the funds have multiple classes of shares, each class representing an interest in the same portfolio of investments. Certain classes have higher expenses than other classes which may lower the return on your investment relative to a less expensive class. In deciding which class of shares to purchase, you should consider, among other things, (i) the length of time you expect to hold your shares, (ii) the provisions of the distribution plan, if any, applicable to the class (iii) the eligibility requirements that apply to purchases of a particular class, and (iv) any services you may receive in making your investment determination. In addition, you should consider the other factors described below. Please contact your financial advisor to assist you in making your decision.

CLASS A(1)           CLASS A3          CLASS B(3)        CLASS C           CLASS K           CLASS R           INVESTOR CLASS
-------------------------------------------------------------------------------------------------------------------------------
- Initial sales      - No initial      - No initial      - No initial      - No initial      - No initial      - No initial
  charge               sales charge      sales charge      sales charge      sales charge      sales charge      sales charge

- Reduced or waived  - No contingent   - Contingent      - Contingent      - Generally, no   - Generally, no   - No contingent
  initial sales        deferred sales    deferred sales    deferred sales    contingent        contingent        deferred sales
  charge for           charge            charge on         charge on         deferred sales    deferred sales    charge
  certain                                redemptions       redemptions       charge(2)         charge(2)
  purchases(2)                           within six        within one
                                         years             year(6)

- Generally, lower   - 12b-1 fee of    - 12b-1 fee of    - 12b-1 fee of    - 12b-1 fee of    - 12b-1 fee of    - 12b-1 fee of
  distribution and     0.35%             1.00%             1.00%             0.45%             0.50%             0.25%(8)
  service (12b-1)
  fee than Class B,
  Class C, Class K
  or Class R shares
  (See "Fee Table
  and Expense
  Example")

                     - Does not        - Converts to     - Does not        - Does not        - Does not        - Does not
                       convert to        Class A shares    convert to        convert to        convert to        convert to
                       Class A shares    at the end of     Class A shares    Class A shares    Class A shares    Class A shares
                                         the month
                                         which is eight
                                         years after
                                         the date on
                                         which shares
                                         were purchased
                                         along with a
                                         pro rata
                                         portion of its
                                         reinvested
                                         dividends and
                                       distributions(4)

- Generally more     - Available only  - Purchase        - Generally more  - Generally,      - Generally,      - Closed to new
  appropriate for      for a limited     orders limited    appropriate       only available    only available    investors,
  long-term            number of         to amount less    for short-term    to retirement     to employee       except as
  investors            funds             than              investors         plans,            benefit           described in
                                         $100,000(5)                         educational       plans(7)          the
                                                                             savings                             "Purchasing
                                                                             programs and                        Shares --
                                                                             wrap programs                       Grandfathered
                                                                                                                 Investors"
                                                                                                                 section of
                                                                                                                 your
                                                                                                                 prospectus
-------------------------------------------------------------------------------------------------------------------------------


Certain funds also offer Institutional Class shares to certain eligible institutional investors; consult the fund's Statement of Additional Information for details.

(1) As of the close of business on October 30, 2002, Class A shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund were closed to new investors.

(2) A contingent deferred sales charge may apply in some cases.

(3) Effective September 30, 2003, Class B shares will not be made available as an investment for retirement plans maintained pursuant to Section 401 of the Internal Revenue Code. These plans include 401(k) plans (including AIM Solo 401(k) plans), money purchase pension plans and profit sharing plans. Plans that have existing accounts invested in Class B shares will continue to be allowed to make additional purchases.

(4) AIM Money Market Fund: Class B shares convert to AIM Cash Reserve Shares. AIM Global Equity Fund: If you held Class B shares on May 29, 1998 and continue to hold them, those shares will convert to Class A shares of that fund at the end of the month which is seven years after the date on which shares were purchased. If you exchange those shares for Class B shares of another fund, the shares into which you exchanged will not convert to Class A shares until the end of the month which is eight years after the date on which you purchased your original shares.

(5) Any purchase order for Class B shares in excess of $100,000 will be rejected. Although our ability to monitor or enforce this limitation for underlying shareholders of omnibus accounts is severely limited, we have advised the administrators of omnibus accounts maintained by brokers, retirement plans and approved fee-based programs of this limitation.

(6) A contingent deferred sales charge (CDSC) does not apply to redemption of Class C shares of AIM Short Term Bond Fund unless you exchange Class C shares of another fund that are subject to a CDSC into AIM Short Term Bond Fund.

(7) Generally, Class R shares are only available to employee benefit plans. These may include, for example, retirement and deferred compensation plans maintained pursuant to Sections 401, 403, 457 of the Internal Revenue Code; nonqualified deferred compensation plans; health savings accounts maintained pursuant to Section 223 of the Internal Revenue

MCF--12/04

                                 -------------
                                 THE AIM FUNDS
                                 -------------

  Code, respectively; and voluntary employees' beneficiary arrangements maintained pursuant to Section 501(c)(9) of the Internal Revenue Code. Retirement plans maintained pursuant to Section 401 generally include 401(k) plans, profit sharing plans, money purchase pension plans, and defined benefit plans. Retirement plans maintained pursuant to Section 403 must be established and maintained by non-profit organizations operating pursuant to
    Section 501(c)(3) of the Internal Revenue Code in order to purchase Class R shares. Class R shares are generally not available for individual retirement accounts such as traditional, Roth, SEP, SAR-SEP and SIMPLE IRAs, with the exception of traditional IRAs established in connection with the rollover of assets from an employer-sponsored retirement plan in which a fund was offered as an investment option.



(8) Investor Class shares of AIM Money Market Fund, AIM Tax-Exempt Cash Fund, Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio do not have a 12b-1 fee.
--------------------------------------------------------------------------------

DISTRIBUTION AND SERVICE (12b-1) FEES

Each fund (except AIM Tax-Free Intermediate Fund with respect to its Class A shares and AIM Money Market Fund, AIM Tax-Exempt Cash Fund, Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio with respect to their Investor Class shares) has adopted 12b-1 plans that allow the fund to pay distribution fees to A I M Distributors, Inc. (the distributor) for the sale and distribution of its shares and fees for services provided to shareholders, all or a substantial portion of which are paid to the dealer of record. Because the fund pays these fees out of its assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

SALES CHARGES

Sales charges on the funds and classes of those funds are detailed below. As used below, the term "offering price" with respect to all categories of Class A shares includes the initial sales charge.

    Certain categories of persons are permitted to purchase Class A shares of the funds without paying an initial sales charge because their transactions involve little expense, such as persons who have a relationship with the funds or with AIM and certain programs for purchase. For more detailed information regarding eligibility to purchase or redeem shares at reduced or without sales charges, please consult the fund's website at www.aiminvestments.com and click on the links "My Account", Service Center, or consult the fund's Statement of Additional Information, which is available upon request free of charge.

INITIAL SALES CHARGES
The funds (except AIM Short Term Bond Fund) are grouped into three categories with respect to initial sales charges. The "Other Information" section of your prospectus will tell you in what category your particular fund is classified.

CATEGORY I INITIAL SALES CHARGES
-------------------------------------------------------------

                                                           INVESTOR'S
                                                          SALES CHARGE
                                                   ---------------------------
AMOUNT OF INVESTMENT                                 AS A % OF      AS A % OF
IN SINGLE TRANSACTION                              OFFERING PRICE   INVESTMENT
------------------------------------------------------------------------------
                              Less than $   25,000      5.50%          5.82%
                 $ 25,000 but less than $   50,000      5.25           5.54
                 $ 50,000 but less than $  100,000      4.75           4.99
                 $100,000 but less than $  250,000      3.75           3.90
                 $250,000 but less than $  500,000      3.00           3.09
                 $500,000 but less than $1,000,000      2.00           2.04
------------------------------------------------------------------------------

CATEGORY II INITIAL SALES CHARGES
-------------------------------------------------------------

                                                           INVESTOR'S
                                                          SALES CHARGE
                                                   ---------------------------
AMOUNT OF INVESTMENT                                 AS A % OF      AS A % OF
IN SINGLE TRANSACTION                              OFFERING PRICE   INVESTMENT
------------------------------------------------------------------------------
                              Less than $   50,000      4.75%          4.99%
                 $ 50,000 but less than $  100,000      4.00           4.17
                 $100,000 but less than $  250,000      3.75           3.90
                 $250,000 but less than $  500,000      2.50           2.56
                 $500,000 but less than $1,000,000      2.00           2.04
------------------------------------------------------------------------------

CATEGORY III INITIAL SALES CHARGES
-------------------------------------------------------------

                                                           INVESTOR'S
                                                          SALES CHARGE
                                                   ---------------------------
AMOUNT OF INVESTMENT                                 AS A % OF      AS A % OF
IN SINGLE TRANSACTION                              OFFERING PRICE   INVESTMENT
------------------------------------------------------------------------------
                              Less than $  100,000      1.00%          1.01%
                 $100,000 but less than $  250,000      0.75           0.76
                 $250,000 but less than $1,000,000      0.50           0.50
------------------------------------------------------------------------------

AIM SHORT TERM BOND FUND INITIAL SALES CHARGES
-------------------------------------------------------------

                                                           INVESTOR'S
                                                          SALES CHARGE
                                                   ---------------------------
AMOUNT OF INVESTMENT                                 AS A % OF      AS A % OF
IN SINGLE TRANSACTION                              OFFERING PRICE   INVESTMENT
------------------------------------------------------------------------------
                              Less than $  100,000      2.50%          2.56%
                 $100,000 but less than $  250,000      2.00           2.04
                 $250,000 but less than $  500,000      1.50           1.52
                 $500,000 but less than $1,000,000      1.25           1.27
------------------------------------------------------------------------------

SHARES SOLD WITHOUT A SALES CHARGE
You will not pay an initial sales charge on purchases of Class A shares of AIM Tax-Exempt Cash Fund or AIM Cash Reserve Shares of AIM Money Market Fund.

    You will not pay an initial sales charge or a contingent deferred sales charge (CDSC) on Class A3 shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund.

    You will not pay an initial sales charge or a CDSC on Investor Class shares of any fund.

CONTINGENT DEFERRED SALES CHARGES FOR CLASS A SHARES AND AIM CASH RESERVE SHARES OF AIM MONEY MARKET FUND
You can purchase $1,000,000 or more (a Large Purchase) of Class A shares of Category I and II funds and AIM Short Term Bond Fund at net asset value. However, if you redeem these shares prior to 18 months after the date of purchase, they will be subject to a CDSC of 1%.

                                                                      MCF--12/04

                                 -------------
                                 THE AIM FUNDS
                                 -------------


    If you currently own Class A shares of a Category I or II fund or AIM Short Term Bond Fund and make additional purchases at net asset value that result in account balances of $1,000,000 or more, the additional shares purchased will be subject to an 18-month, 1% CDSC.

    Some retirement plans can purchase Class A shares at their net asset value per share. If the distributor paid a concession to the dealer of record in connection with a Large Purchase of Class A shares by a retirement plan, the Class A shares may be subject to a 1% CDSC at the time of redemption if all retirement plan assets are redeemed within one year from the date of the plan's initial purchase.

    You may be charged a CDSC when you redeem AIM Cash Reserve Shares of AIM Money Market Fund or Class A shares of AIM Tax-Exempt Cash Fund if you acquired those shares through an exchange, and the shares originally purchased were subject to a CDSC.

    The distributor may pay a dealer concession and/or a service fee for Large Purchases and purchases by certain retirement plans.

CONTINGENT DEFERRED SALES CHARGES FOR CLASS B AND CLASS C SHARES
You can purchase Class B and Class C shares at their net asset value per share. However, when you redeem them, they are subject to a CDSC in the following percentages:

YEAR SINCE
PURCHASE MADE                                                  CLASS B   CLASS C
--------------------------------------------------------------------------------
First                                                            5%       1%
Second                                                           4       None
Third                                                            3       None
Fourth                                                           3       None
Fifth                                                            2       None
Sixth                                                            1       None
Seventh and following                                          None      None
--------------------------------------------------------------------------------

You can purchase Class C shares of AIM Short Term Bond Fund at their net asset value and not subject to a CDSC. However, you may be charged a CDSC when you redeem Class C shares of AIM Short Term Bond Fund if you acquired those shares through an exchange, and the shares originally purchased were subject to a CDSC.

CONTINGENT DEFERRED SALES CHARGES FOR CLASS K AND CLASS R SHARES
You can purchase Class K and Class R shares at their net asset value per share. If the distributor pays a concession to the dealer of record, however, the Class K shares are subject to a 0.70% CDSC and the Class R shares are subject to a 0.75% CDSC at the time of redemption if all retirement plan assets are redeemed within 12 months from the date of the retirement plan's initial purchase.

COMPUTING A CDSC
The CDSC on redemptions of shares is computed based on the lower of their original purchase price or current market value, net of reinvested dividends and capital gains distributions. In determining whether to charge a CDSC, we will assume that you are redeeming shares on which there is no CDSC first and, then, shares in the order of purchase.

REDUCED SALES CHARGES AND SALES CHARGE EXCEPTIONS

You may qualify for reduced sales charges or sales charge exceptions. To qualify for these reductions or exceptions, you or your financial advisor must notify the transfer agent at the time of purchase that your purchase qualifies for such treatment. Certain individuals and employer-sponsored retirement plans may link accounts for the purpose of qualifying for lower initial sales charges. You or your financial consultant must provide other account numbers to be considered for Rights of Accumulation, or mark the Letter of Intent section on the account application, or provide other relevant documentation, so that the transfer agent can verify your eligibility for the reduction or exception. Consult the fund's Statement of Additional Information for details.

REDUCED SALES CHARGES
You may be eligible to buy Class A shares at reduced initial sales charge rates under Rights of Accumulation or Letters of Intent under certain circumstances.

    Purchases of Class A shares of AIM Tax-Exempt Cash Fund, Class A3 shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund, AIM Cash Reserve Shares of AIM Money Market Fund and Class B and Class C shares of AIM Floating Rate Fund and Investor Class shares of any fund will not be taken into account in determining whether a purchase qualifies for a reduction in initial sales charges pursuant to Rights of Accumulation or Letters of Intent.

RIGHTS OF ACCUMULATION
You may combine your new purchases of Class A shares of a fund with fund shares currently owned (Class A, B, C, K or R) and investments in the AIM College Savings Plan(SM) for the purpose of qualifying for the lower initial sales charge rates that apply to larger purchases. The applicable initial sales charge for the new purchase is based on the total of your current purchase and the public offering price of all other shares you own. The transfer agent may automatically link certain accounts registered in the same name, with the same taxpayer identification number, for the purpose of qualifying you for lower initial sales charge rates.

LETTERS OF INTENT
Under a Letter of Intent (LOI), you commit to purchase a specified dollar amount of Class A shares of the funds during a 13-month period. The amount you agree to purchase determines the initial sales charge you pay. If the full face amount of the LOI is not invested by the end of the 13-month period, your account will be adjusted to the higher initial sales charge level for the amount actually invested.

INITIAL SALES CHARGE EXCEPTIONS
You will not pay initial sales charges

- on shares purchased by reinvesting dividends and distributions;

- on purchases under $10;

- when exchanging shares among certain funds; and

- when a merger, consolidation, or acquisition of assets of a fund occurs.

MCF--12/04

                                 -------------
                                 THE AIM FUNDS
                                 -------------

CONTINGENT DEFERRED SALES CHARGE (CDSC) EXCEPTIONS
You will not pay a CDSC

- if you redeem Class B shares you held for more than six years;

- if you redeem Class C shares you held for more than one year;

- if you redeem Class C shares of a fund other than AIM Short Term Bond Fund and you received such Class C shares by exchanging Class C shares of AIM Short Term Bond Fund;

- if you redeem Class C shares of AIM Short Term Bond Fund unless you received such Class C shares by exchanging Class C shares of another fund and the original purchase was subject to a CDSC;

- if you are a participant in a retirement plan and your plan redeems, at any time, less than all of the Class A, C, K or Class R shares held through such plan that would otherwise be subject to a CDSC;

- if you are a participant in a retirement plan and your plan redeems, after having held them for more than one year from the date of the plan's initial purchase, all of the Class A, C, K or Class R shares held through such plan that would otherwise be subject to a CDSC;

- if you are a participant in a qualified retirement plan and redeem Class A, Class C, Class K or Class R shares in order to fund a distribution;

- if you participate in the Systematic Redemption Plan and withdraw up to 12% of the value of your shares that are subject to a CDSC in any twelve-month period;

- if you redeem shares to pay account fees;

- for redemptions following the death or post-purchase disability of a shareholder or beneficial owner;

- if you redeem shares acquired through reinvestment of dividends and distributions; and

- on increases in the net asset value of your shares.

There may be other situations when you may be able to purchase or redeem shares at reduced or without sales charges. Consult the fund's Statement of Additional Information for details.

ADDITIONAL PAYMENTS TO FINANCIAL ADVISORS

The financial advisor through which you purchase your shares may receive all or a portion of the sales charges and Rule 12b-1 distribution fees discussed above. In addition to those payments, A I M Distributors, Inc. or one or more of its corporate affiliates ("AIM") may make additional cash payments to financial advisors in connection with the promotion and sale of shares of AIM funds. These additional cash payments may include cash revenue sharing payments and other payments for certain administrative services, transaction processing services and certain other marketing support services. AIM makes these payments from its own resources, from A I M Distributors, Inc.'s retention of underwriting concessions and from payments to A I M Distributors, Inc. under Rule 12b-1 plans. In this context, "financial advisors" include any broker, dealer, bank (including bank trust departments), registered investment advisor, financial planner, retirement plan administrator and any other financial intermediary having a selling, administration or similar agreement with AIM.

    AIM makes revenue sharing payments as incentives to certain financial advisors to promote and sell shares of AIM funds. The benefits AIM receives when it makes these payments include, among other things, placing AIM funds on the financial advisor's funds sales system, placing AIM funds on the financial advisor's preferred or recommended fund list, and access (in some cases on a preferential basis over other competitors) to individual members of the financial advisor's sales force or to the financial advisor's management. Revenue sharing payments are sometimes referred to as "shelf space" payments because the payments compensate the financial advisor for including AIM funds in its fund sales system (on its "sales shelf"). AIM compensates financial advisors differently depending typically on the level and/or type of considerations provided by the financial advisor. The revenue sharing payments AIM makes may be calculated on sales of shares of AIM funds ("Sales-Based Payments"), in which case the total amount of such payments shall not exceed 0.25% of the public offering price of all shares sold by the financial advisor during the particular period. Such payments also may be calculated on the average daily net assets of the applicable AIM funds attributable to that particular financial advisor ("Asset-Based Payments"), in which case the total amount of such cash payments shall not exceed 0.25% per annum of those assets during a defined period. Sales-Based Payments primarily create incentives to make new sales of shares of AIM funds and Asset-Based Payments primarily create incentives to retain previously sold shares of AIM funds in investor accounts. AIM may pay a financial advisor either or both Sales-Based Payments and Asset-Based Payments.

    AIM also may make other payments to certain financial advisors for processing certain transactions or account maintenance activities (such as processing purchases, redemptions or exchanges or producing customer account statements) or for providing certain other marketing support services (such as financial assistance for conferences, seminars or sales or training programs at which AIM personnel may make presentations on AIM funds to the financial advisor's sales force). Financial advisors may earn profits on these payments for these services, since the amount of the payment may exceed the cost of providing the service. Certain of these payments are subject to limitations under applicable law.

    AIM is motivated to make the payments described above since they promote the sale of AIM fund shares and the retention of those investments by clients of financial advisors. To the extent financial advisors sell more shares of AIM funds or retain shares of AIM funds in their clients' accounts, AIM benefits from the incremental management and other fees paid to AIM by the AIM funds with respect to those assets.

    You can find further details in the SAI about these payments and the services provided by financial advisors. In certain cases these payments could be significant to the financial advisor. Your financial advisor may charge you additional fees or commissions other than

                                                                      MCF--12/04

                                 -------------
                                 THE AIM FUNDS
                                 -------------

those disclosed in this prospectus. You can ask your financial advisor about any payments it receives from AIM or the AIM funds, as well as about fees and/or commissions it charges.

EXCESSIVE SHORT-TERM TRADING ACTIVITY DISCLOSURES

While the funds provide their shareholders with daily liquidity, their investment programs are designed to serve long-term investors. Excessive short-term trading activity in the funds' shares (i.e., a purchase of fund shares followed shortly thereafter by a redemption of such shares, or vice versa) may hurt the long-term performance of certain funds by requiring them to maintain an excessive amount of cash or to liquidate portfolio holdings at a disadvantageous time, thus interfering with the efficient management of such funds by causing them to incur increased brokerage and administrative costs. Where excessive short-term trading activity seeks to take advantage of arbitrage opportunities from stale prices for portfolio securities, the value of fund shares held by long-term investors may be diluted. The Boards of Trustees have adopted policies and procedures designed to discourage excessive or short-term trading of fund shares for all funds except the money market funds. However, there is the risk that these funds' policies and procedures will prove ineffective in whole or in part to detect or prevent excessive or short-term trading. These funds may alter their policies at any time without prior notice to shareholders if the advisor believes the change would be in the best interests of long-term shareholders.

    A I M Advisors, Inc. and its affiliates (collectively, the "AIM Affiliates") currently use the following tools designed to discourage excessive short-term trading in the retail funds:

(1) trade activity monitoring;

(2) trading guidelines;

(3) redemption fee on trades in certain funds; and

(4) use of fair value pricing consistent with procedures approved by the Boards of Trustees of the funds.

Each of these tools is described in more detail below. Although these tools are designed to discourage excessive short-term trading, you should understand that none of these tools alone nor all of them taken together eliminate the possibility that excessive short-term trading activity in the funds will occur. Moreover, each of these tools involves judgments that are inherently subjective. The AIM Affiliates seek to make these judgments to the best of their abilities in a manner that they believe is consistent with long-term shareholder interests.

    The Boards of Trustees of AIM Money Market Fund, AIM Tax-Exempt Cash Fund, Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio (the money market funds) have not adopted any policies and procedures that would limit frequent purchases and redemptions of such funds' shares. The Boards do not believe that it is appropriate to adopt any such policies and procedures for the money market funds for the following reasons:

- The money market funds are offered to investors as cash management vehicles. Investors must perceive an investment in such funds as an alternative to cash, and must be able to purchase and redeem shares regularly and frequently.

- One of the advantages of a money market fund as compared to other investment options is liquidity. Any policy that diminishes the liquidity of the money market funds will be detrimental to the continuing operations of such funds.

- The money market funds' portfolio securities are valued on the basis of amortized cost, and such funds seeks to maintain a constant net asset value. As a result, there are no price arbitrage opportunities.

- Because the money market funds seek to maintain a constant net asset value, investors expect to receive upon redemption the amount they originally invested in such funds. Imposition of redemption fees would run contrary to investor expectations.

    The Board considered the risks of not having a specific policy that limits frequent purchases and redemptions, and it determined that those risks are minimal, especially in light of the reasons for not having such a policy as described above. Nonetheless, to the extent that the fund must maintain additional cash and/or securities with short-term durations than may otherwise be required, the fund's yield could be negatively impacted.

TRADE ACTIVITY MONITORING

The AIM Affiliates monitor selected trades on a daily basis in an effort to detect excessive short-term trading activities. If, as a result of this monitoring, the AIM Affiliates believe that a shareholder has engaged in excessive short-term trading, they may, in their discretion, ask the shareholder to stop such activities or refuse to process purchases or exchanges in the shareholder's accounts other than exchanges into a money market fund. In making such judgments, the AIM Affiliates seek to act in a manner that they believe is consistent with the best interests of long-term shareholders.

    The ability of the AIM Affiliates to monitor trades that are placed by the underlying shareholders of omnibus accounts maintained by brokers, retirement plan accounts and approved fee-based program accounts is severely limited or non-existent in those instances in which the broker, retirement plan administrator or fee-based program sponsor maintains the underlying shareholder accounts. This is one reason why this tool cannot eliminate the possibility of excessive short-term trading.

TRADING GUIDELINES

If you exceed four exchanges out of a fund (other than AIM Money Market Fund, AIM Tax-Exempt Cash Fund, AIM Limited Maturity Treasury Fund, Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio) per calendar year, or a fund or an AIM Affiliate determines, in its sole discretion, that your short-term trading activity is excessive (regardless of whether or not

MCF--12/04

                                 -------------
                                 THE AIM FUNDS
                                 -------------

you exceed such guidelines), it may, in its discretion, reject any additional purchase and exchange orders. Each fund and the AIM Affiliates reserve the discretion to accept exchanges in excess of these guidelines on a case-by-case basis if they believe that granting such exceptions would be consistent with the best interests of shareholders. An exchange is the purchase of shares in one fund which is paid for with the proceeds from a redemption of shares of another fund effectuated on the same day. The movement out of one fund (redemption) and into one or more other funds (purchase) on the same day shall be counted as one exchange. Exchanges effected as part of programs that have been determined by an AIM Affiliate to be non-discretionary, such as dollar cost averaging, portfolio rebalancing, or other automatic non-discretionary programs that involve exchanges, generally will not be counted toward the trading guidelines limitation of four exchanges out of a fund per calendar year.

    The ability of the AIM Affiliates to monitor exchanges made by the underlying shareholders of omnibus accounts maintained by brokers, retirement plan accounts and approved fee-based program accounts is severely limited or non-existent in those instances in which the broker, retirement plan administrator or fee-based program sponsor maintains the underlying shareholder accounts and is unwilling or unable to implement these trading guidelines and may be further limited by systems limitations applicable to those types of accounts. Additionally, the AIM Affiliates maintain certain retirement plan accounts on a record keeping system that is currently incapable of effecting or monitoring the trading guidelines.

    Some investments in the funds are made indirectly through vehicles such as qualified tuition plans, variable annuity and insurance contracts, and funds of funds which use the funds as underlying investments (each a "conduit investment vehicle"). If shares of the funds are held in the name of a conduit investment vehicle and not in the names of the individual investors who have invested in the funds through the conduit investment vehicle, the conduit investment vehicle may be considered an individual shareholder of the funds. To the extent that a conduit investment vehicle is considered an individual shareholder of the funds, the funds are likely to be limited in their ability to impose exchange limitations on individual transactions initiated by investors who have invested in the funds through the conduit investment vehicle.

REDEMPTION FEE

You may be charged a 2% redemption fee if you redeem, including redeeming by exchange, shares of certain funds within 30 days of purchase. See "Redeeming Shares -- Redemption Fee" for more information.

    The ability of a fund to assess a redemption fee on the underlying shareholders of omnibus accounts maintained by brokers, retirement plan accounts and approved fee-based program accounts is severely limited or non-existent in those instances in which the broker, retirement plan administrator or fee-based program sponsor maintains the underlying shareholder accounts and is unwilling or unable to assess such fees and may be further limited by systems limitations applicable to these types of accounts. Additionally, the AIM Affiliates maintain certain retirement plan accounts on a record keeping system that is currently incapable of processing the redemption fee. The provider of this system is working to enhance the system to facilitate the processing of this fee.

    For additional discussion of the applicability of redemption fees on shares of the fund held through omnibus accounts, retirement plan accounts, approved fee-based program accounts and conduit investment vehicles, see "Redeeming Shares -- Redemption Fee".

FAIR VALUE PRICING

Securities owned by a fund are to be valued at current market value if market quotations are readily available. All other securities and assets of a fund for which market quotations are not readily available are to be valued at fair value determined in good faith using procedures approved by the Board of Trustees of the fund. Fair value pricing may reduce the ability of frequent traders to take advantage of arbitrage opportunities resulting from potentially "stale" prices of portfolio holdings. However, it cannot eliminate the possibility of frequent trading.

    See "Pricing of Shares -- Determination of Net Asset Value" for more information.

                                                                      MCF--12/04

                                 -------------
                                 THE AIM FUNDS
                                 -------------

PURCHASING SHARES

If you hold your shares through a broker/dealer or other financial institution, your eligibility to purchase those shares, the conditions for purchase and sale, and the minimum and maximum amounts allowed may differ depending on that institution's policies.

MINIMUM INVESTMENTS PER FUND ACCOUNT

There are no minimum investments with respect to Class K or Class R shares for fund accounts. The minimum investments with respect to Class A, A3, B and C shares and Investor Class shares for fund accounts are as follows:

                                                                              INITIAL                       ADDITIONAL
TYPE OF ACCOUNT                                                             INVESTMENTS                    INVESTMENTS
-------------------------------------------------------------------------------------------------------------------------
Employer-Sponsored Retirement Plans (includes section 401,     $   0 ($25 per fund investment for              $25
403 and                                                                salary deferrals from
457 plans, and SEP, SARSEP and SIMPLE IRA plans)                       Employer-Sponsored Retirement
                                                                       Plans)

Systematic Purchase Plan                                          50                                            50

IRA, Roth IRA or Coverdell ESA                                   250                                            25

All other accounts                                             1,000                                            50

The distributor has the discretion to accept orders for
  lesser amounts.
-------------------------------------------------------------------------------------------------------------------------

HOW TO PURCHASE SHARES

You may purchase shares using one of the options below. Purchase orders will not be processed unless the account application and purchase payment are received in good order. In accordance with the USA PATRIOT Act, if you fail to provide all the required information requested in the current account application, your purchase order will not be processed. Additionally, Federal law requires that the fund verify and record your identifying information.

PURCHASE OPTIONS
--------------------------------------------------------------------------------

                                       OPENING AN ACCOUNT                         ADDING TO AN ACCOUNT
-------------------------------------------------------------------------------------------------------------------------
Through a Financial Advisor            Contact your financial advisor.            Same
By Mail                                Mail completed account application and     Mail your check and the remittance slip
                                       check to the transfer agent, AIM           from your confirmation statement to the
                                       Investment Services, Inc., P.O. Box        transfer agent.
                                       4739, Houston, TX 77210-4739.
By Wire                                Mail completed account application to      Call the transfer agent to receive a
                                       the transfer agent. Call the transfer      reference number. Then, use the wire
                                       agent at (800) 959-4246 to receive a       instructions at left.
                                       reference number. Then, use the
                                       following wire instructions:
                                       Beneficiary Bank ABA/Routing #:
                                       113000609
                                       Beneficiary Account Number: 00100366807
                                       Beneficiary Account Name: AIM
                                       Investment Services, Inc.
                                       RFB: Fund Name, Reference #
                                       OBI: Your Name, Account #

By Telephone                           Open your account using one of the         Select the AIM Bank
                                       methods described above.                   Connection--Servicemark-- option on
                                                                                  your completed account application or
                                                                                  complete an AIM Bank Connection form.
                                                                                  Mail the application or form to the
                                                                                  transfer agent. Once the transfer agent
                                                                                  has received the form, call the
                                                                                  transfer agent to place your purchase
                                                                                  order.
                                                                                  Call the AIM 24-hour Automated Investor
                                                                                  Line at 1-800-246-5463. You may place
                                                                                  your order after you have provided the
                                                                                  bank instructions that will be
                                                                                  requested.

By Internet                            Open your account using one of the         Access your account at
                                       methods described above.                   www.aiminvestments.com. The proper bank
                                                                                  instructions must have been provided on
                                                                                  your account. You may not purchase
                                                                                  shares in retirement accounts on the
                                                                                  internet.
-------------------------------------------------------------------------------------------------------------------------

MCF--12/04

                                 -------------
                                 THE AIM FUNDS
                                 -------------

GRANDFATHERED INVESTORS

Investor Class shares of a fund may be purchased only by: (1) persons or entities who had established an account, prior to April 1, 2002, in Investor Class shares of any of the funds currently distributed by A I M Distributors, Inc. (the "Grandfathered Funds") and have continuously maintained such account in Investor Class shares since April 1, 2002; (2) any person or entity listed in the account registration for any Grandfathered Funds, which account was established prior to April 1, 2002 and continuously maintained since April 1, 2002, such as joint owners, trustees, custodians and designated beneficiaries;
(3) customers of certain financial institutions, wrap accounts or other fee-based advisory programs, or insurance company separate accounts, which have had relationships with A I M Distributors, Inc. and/or any of the Grandfathered Funds prior to April 1, 2002 and continuously maintained such relationships since April 1, 2002; and (4) fund trustees, employees of AMVESCAP PLC and its subsidiaries, AMVESCAP directors, and their immediate families.

SPECIAL PLANS

SYSTEMATIC PURCHASE PLAN
You can arrange for periodic investments in any of the funds by authorizing the transfer agent to withdraw the amount of your investment from your bank account on a day or dates you specify and in an amount of at least $50. You may stop the Systematic Purchase Plan at any time by giving the transfer agent notice ten days prior to your next scheduled withdrawal.

DOLLAR COST AVERAGING
Dollar Cost Averaging allows you to make automatic monthly or quarterly exchanges, if permitted, from one fund account to one or more other fund accounts with the identical registration. The account from which exchanges are to be made must have a minimum balance of $5,000 before you can use this option. Exchanges will occur on (or about) the day of the month you specify, in the amount you specify. Dollar Cost Averaging cannot be set up for the 29th through the 31st of the month. The minimum amount you can exchange to another fund is $50. You may participate in a dollar cost averaging program hosted by your dealer of record, your financial advisor or another financial intermediary. If such program is the same or similar to AIM's Dollar Cost Averaging program and is non-discretionary, both as determined by an AIM Affiliate, exchanges made pursuant to such program generally will not be counted toward the trading guideline limitation of four exchanges out of a fund per calendar year.

AUTOMATIC DIVIDEND INVESTMENT
All of your dividends and distributions may be paid in cash or invested in any fund at net asset value. Unless you specify otherwise, your dividends and distributions will automatically be reinvested in the same fund. You may invest your dividends and distributions (1) into another fund in the same class of shares; or (2) from Class A shares into AIM Cash Reserve Shares of AIM Money Market Fund, or vice versa.

    You must comply with the following requirements to be eligible to invest your dividends and distributions in shares of another fund:

(1) Your account balance (a) in the fund paying the dividend must be at least $5,000; and (b) in the fund receiving the dividend must be at least $500; and

(2) Both accounts must have identical registration information.

PORTFOLIO REBALANCING PROGRAM
If you have at least $5,000 in your account, you may participate in the Portfolio Rebalancing Program. Under this Program, you can designate how the total value of your fund holdings should be rebalanced, on a percentage basis, between two and ten of your funds on a quarterly, semiannual or annual basis. Your portfolio will be rebalanced through the exchange of shares in one or more of your funds for shares of the same class of one or more other funds in your portfolio. Rebalancing will NOT occur if your portfolio is within 2% of your stated allocation. If you wish to participate in the Program, make changes or cancel the Program, the transfer agent must receive your request to participate, changes, or cancellation in good order at least five business days prior to the next rebalancing date, which is normally the 28th day of the last month of the period you choose. You may realize taxable gains from these exchanges. We may modify, suspend or terminate the Program at any time on 60 days prior written notice. You may participate in a portfolio rebalancing program hosted by your dealer of record, your financial advisor or another financial intermediary. If such program is the same or similar to AIM's Portfolio Rebalancing Program and is non-discretionary, both as determined by an AIM Affiliate, exchanges made pursuant to such program generally will not be counted toward the trading guideline limitation of four exchanges out of a fund per calendar year.

RETIREMENT PLANS
Shares of most of the funds can be purchased through tax-sheltered retirement plans made available to corporations, individuals and employees of non-profit organizations and public schools. A plan document must be adopted to establish a retirement plan. You may use AIM sponsored retirement plans, which include IRAs, Roth IRAs, SIMPLE IRA plans, SEP/SARSEP plans, 403(b) plans, Solo 401(k) plans and Money Purchase/Profit Sharing plans, or another sponsor's retirement plan. AIM Investment Services, Inc. assesses certain fees associated with the maintenance of certain types of retirement plan accounts and the provision of specialized recordkeeping services for those plan accounts. A I M Distributors, Inc. assesses certain fees associated with the maintenance of retirement plan documents for which it acts as the prototype sponsor. Contact your financial advisor for details.

                                                                      MCF--12/04

                                 -------------
                                 THE AIM FUNDS
                                 -------------

REDEEMING SHARES

REDEMPTION FEE

You may be charged a 2% redemption fee (on redemption proceeds) if you redeem, including redeeming by exchange, shares of the following funds within 30 days of their purchase:

AIM Asia Pacific Growth Fund  AIM Global Value Fund
AIM Developing Markets Fund   AIM High Yield Fund
AIM European Growth Fund      AIM International Core Equity Fund
AIM European Small Company    AIM International Emerging Growth Fund
Fund                          AIM International Growth Fund
AIM Global Aggressive Growth  AIM S&P 500 Index Fund
Fund                          AIM Trimark Fund
AIM Global Equity Fund
AIM Global Growth Fund

The redemption fee will be retained by the fund from which you are redeeming shares (including redemptions by exchange), and is intended to offset the trading costs, market impact and other costs associated with short-term money movements in and out of the fund. The redemption fee is imposed to the extent that the number of fund shares you redeem exceeds the number of fund shares that you have held for more than 30 days. In determining whether the minimum 30 day holding period has been met, only the period during which you have held shares of the fund from which you are redeeming is counted. For this purpose, shares held longest will be treated as being redeemed first and shares held shortest as being redeemed last.

    The 2% redemption fee generally will not be charged on transactions involving the following:

(1) total or partial redemptions of shares by omnibus accounts maintained by brokers that do not have the systematic capability to process the redemption fee;

(2) total or partial redemptions of shares by approved fee-based programs that do not have the systematic capability to process the redemption fee;

(3) total or partial redemptions of shares held through retirement plans maintained pursuant to Sections 401, 403, 408, 408A and 457 of the Internal Revenue Code (the "Code") where the systematic capability to process the redemption fee does not exist;

(4) total or partial redemptions effectuated by funds of funds, qualified tuition plans maintained pursuant to Section 529 of the Code, and insurance company separate accounts which use the funds as underlying investments;

(5) total or partial redemptions effectuated pursuant to an automatic non-discretionary rebalancing program or a systematic withdrawal plan established with the funds or a financial intermediary;

(6) total or partial redemptions requested within 30 days following the death or post-purchase disability of (i) any registered shareholder on an account or
    (ii) the settlor of a living trust which is the registered shareholder of an account, of shares held in the account at the time of death or initial determination of post-purchase disability;

(7) total or partial redemption of shares acquired through investment of dividends and other distributions; or

(8) redemptions initiated by a fund.

The AIM Affiliates' goals are to apply the redemption fee on all classes of shares of the above funds regardless of the type of account in which such shares are held. This goal is not immediately achievable because of systems limitations and marketplace resistance. Currently, the redemption fee may be applied on Class A and Investor Class shares (and Institutional Class shares of AIM S&P 500 Index Fund). The AIM Affiliates expect the above funds to charge the redemption fee on all shares for all of the above funds effective April 1, 2005. Brokers that maintain omnibus accounts, sponsors of fee-based program accounts and retirement plan administrators for accounts that are exempt from the redemption fee pursuant to (1) through (8) above may impose a redemption fee that has different characteristics, which may be more or less restrictive, than those set forth above. Lastly, the provider of AIM's retirement plan record keeping system is working to enhance the system to facilitate the processing of the redemption fee. Until such computer programs are modified or alternate processes are developed, the fund's ability to assess a redemption fee on these types of share classes and accounts is severely limited.

    Some investments in the funds are made indirectly through conduit investment vehicles. If shares of the funds are held in the name of a conduit investment vehicle and not in the names of the individual investors who have invested in the funds through the conduit investment vehicle, the conduit investment vehicle may be considered an individual shareholder of the funds. To the extent that a conduit investment vehicle is considered an individual shareholder of the funds, the funds are likely to be limited in their ability to assess redemption fees on individual transactions initiated by investors who have invested in the funds through the conduit investment vehicle. In these cases, the applicability of redemption fees will be determined based on the aggregate holdings and redemptions of the conduit investment vehicle in a fund.

    The funds have the discretion to waive the 2% redemption fee if a fund is in jeopardy of losing its registered investment company qualification for tax purposes.

    Your broker or financial advisor may charge service fees for handling redemption transactions. Your shares also may be subject to a contingent deferred sales charge (CDSC) in addition to the redemption fee.

REDEMPTION OF CLASS A SHARES AND AIM CASH RESERVE SHARES ACQUIRED BY EXCHANGE

If you purchase $1,000,000 or more of Class A shares of any fund, or if you make additional purchases of Class A shares on and after

MCF--12/04

                                 -------------
                                 THE AIM FUNDS
                                 -------------

October 31, 2002 at net asset value, your shares may be subject to a CDSC upon redemption as described below.

           SHARES
         INITIALLY                      SHARES HELD                    CDSC APPLICABLE UPON
         PURCHASED                   AFTER AN EXCHANGE                 REDEMPTION OF SHARES
         ---------                   -----------------                 --------------------
- Class A shares of Category  - Class A shares of Category I     - 1% if shares are redeemed
  I or II Fund or AIM Short     or II Fund or AIM Short Term       within 18 months of initial
  Term Bond Fund                Bond Fund                          purchase of Category I or II
                              - Class A shares of Category III     Fund or AIM Short Term Bond
                                Fund(2)                            Fund shares
                              - AIM Cash Reserve Shares of AIM
                                Money Market Fund

- Class A shares of Category  - Class A shares of Category I     - 1% if shares are redeemed
  III Fund(1)                   or II Fund or AIM Short Term       within 18 months of initial
                                Bond Fund                          purchase of Category III Fund
                                                                   shares

           SHARES
         INITIALLY                      SHARES HELD                    CDSC APPLICABLE UPON
         PURCHASED                   AFTER AN EXCHANGE                 REDEMPTION OF SHARES
         ---------                   -----------------                 --------------------

- Class A shares of Category  - Class A shares of Category III   - No CDSC
  III Fund(1)                   Fund(2)
                              - Class A shares of AIM Tax-
                                Exempt Cash Fund
                              - AIM Cash Reserve Shares of AIM
                                Money Market

(1) As of the close of business on October 30, 2002, only existing shareholders of Class A shares of a Category III Fund may purchase such shares.
(2) Beginning on February 17, 2003, Class A shares of a Category I, II or III Fund or AIM Short Term Bond Fund may not be exchanged for Class A shares of Category III Fund.

REDEMPTION OF CLASS B SHARES ACQUIRED BY EXCHANGE FROM AIM FLOATING RATE FUND

If you redeem Class B shares you acquired by exchange via a tender offer by AIM Floating Rate Fund, the early withdrawal charge applicable to shares of AIM Floating Rate Fund will be applied instead of the CDSC normally applicable to Class B shares.

HOW TO REDEEM SHARES
--------------------------------------------------------------------------------

Through a Financial Advisor        Contact your financial advisor, including
                                   your retirement plan or program sponsor.

By Mail                            Send a written request to the transfer
                                   agent. Requests must include (1) original signatures of all registered owners/trustees; (2) the name of the fund and your account number; (3) if the transfer agent does not hold your shares, endorsed share certificates or share certificates accompanied by an executed stock power; and
                                   (4) signature guarantees, if necessary (see below). The transfer agent may require that you provide additional information, such as corporate resolutions or powers of attorney, if applicable. If you are redeeming from an IRA account, you must include a statement of whether or not you are at least 59 1/2 years old and whether you wish to have federal income tax withheld from your proceeds. The transfer agent may require certain other information before you can redeem from an employer-sponsored retirement plan. Contact your employer for details.

By Telephone                       Call the transfer agent at 1-800-959-4246 or
                                   our AIM 24-hour Automated Investor Line at
                                   1-800-246-5463. You will be allowed to
                                   redeem by telephone if (1) the proceeds are
                                   to be mailed to the address on record (if
                                   there has been no change communicated to us
                                   within the last 30 days) or transferred
                                   electronically to a pre-authorized checking
                                   account; (2) you do not hold physical share
                                   certificates; (3) you can provide proper
                                   identification information; (4) the proceeds
                                   of the redemption do not exceed $250,000;
                                   and (5) you have not previously declined the
                                   telephone redemption privilege. Certain
                                   retirement accounts and 403(b) plans, may
                                   not be redeemed by telephone. The transfer
                                   agent must receive your call during the
                                   hours of the customary trading session of
                                   the New York Stock Exchange (NYSE) in order
                                   to effect the redemption at that day's
                                   closing price. You may, with limited
                                   exceptions, redeem from an IRA account by
                                   telephone. Redemptions from other types of
                                   retirement accounts may be requested in
                                   writing.

By Internet                        Place your redemption request at
                                   www.aiminvestments.com. You will be allowed
                                   to redeem by internet if (1) you do not hold
                                   physical share certificates; (2) you can
                                   provide proper identification information;
                                   (3) the proceeds of the redemption do not
                                   exceed $250,000; and (4) you have already
                                   provided proper bank information. AIM
                                   prototype retirement accounts may not be
                                   redeemed on the internet. The transfer agent
                                   must confirm your transaction during the
                                   hours of the customary trading session of
                                   the NYSE in order to effect the redemption
                                   at that day's closing price.

--------------------------------------------------------------------------------

                                                                      MCF--12/04

                                 -------------
                                 THE AIM FUNDS
                                 -------------

TIMING AND METHOD OF PAYMENT

We normally will send out checks within one business day, and in any event no more than seven days, after we accept your request to redeem. If you redeem shares recently purchased by check, you will be required to wait up to ten business days before we will send your redemption proceeds. This delay is necessary to ensure that the purchase check has cleared. Payment may be postponed in cases where the SEC declares an emergency or normal trading is halted.

REDEMPTION BY MAIL
If you mail us a request in good order to redeem your shares, we will mail you a check in the amount of the redemption proceeds to the address on record with us. If your request is not in good order, you may have to provide us with additional documentation in order to redeem your shares.

REDEMPTION BY TELEPHONE
If you redeem by telephone, we will mail you a check in the amount of the redemption proceeds to your address of record (if there has been no change communicated to the transfer agent within the previous 30 days) or transmit them electronically to your pre-authorized bank account. We use reasonable procedures to confirm that instructions communicated by telephone are genuine, but we are not liable for telephone instructions that are reasonably believed to be genuine.

REDEMPTION BY INTERNET
If you redeem by internet, we will transmit your redemption proceeds electronically to your pre-authorized bank account. We use reasonable procedures to confirm that instructions communicated by internet are genuine, but we are not liable for internet instructions that are reasonably believed to be genuine.

PAYMENT FOR SYSTEMATIC REDEMPTIONS
You may arrange for regular monthly or quarterly withdrawals from your account of at least $50. You also may make annual withdrawals if you own Class A shares. We will redeem enough shares from your account to cover the amount withdrawn. You must have an account balance of at least $5,000 to establish a Systematic Redemption Plan. You can stop this plan at any time by giving ten days prior notice to the transfer agent.

EXPEDITED REDEMPTIONS
(AIM CASH RESERVE SHARES OF AIM MONEY MARKET FUND ONLY)
If we receive your redemption order before 11:30 a.m. Eastern Time, we will try to transmit payment of redemption proceeds on that same day. If we receive your redemption order after 11:30 a.m. Eastern Time and before the close of the customary trading session of the NYSE, we generally will transmit payment on the next business day.

REDEMPTIONS BY CHECK
(CLASS A SHARES OF AIM TAX-EXEMPT CASH FUND, AIM CASH RESERVE SHARES OF AIM MONEY MARKET FUND AND INVESTOR CLASS SHARES OF PREMIER PORTFOLIO, PREMIER TAX-EXEMPT PORTFOLIO AND PREMIER U.S. GOVERNMENT MONEY PORTFOLIO ONLY)
You may redeem shares of these funds by writing checks in amounts of $250 or more if you have completed an authorization form. Redemption by check is not available for retirement accounts.

SIGNATURE GUARANTEES

We require a signature guarantee when you redeem by mail and

(1) the amount is greater than $250,000;

(2) you request that payment be made to someone other than the name registered on the account;

(3) you request that payment be sent somewhere other than the bank of record on the account; or

(4) you request that payment be sent to a new address or an address that changed in the last 30 days.

The transfer agent will accept a guarantee of your signature by a number of financial institutions. Call the transfer agent for additional information. Some institutions have transaction amount maximums for these guarantees. Please check with the guarantor institution.

REDEMPTIONS IN KIND

Although the funds generally intend to pay redemption proceeds solely in cash, the funds reserve the right to satisfy redemption requests by making payment in securities or other property (known as a redemption in kind).

REDEMPTIONS BY THE FUNDS

If your account (Class A, Class A3, Class B, Class C and Investor Class shares only) has been open at least one year, you have not made an additional purchase in the account during the past six calendar months, and the value of your account falls below $500 ($250 for Investor Class shares) for three consecutive months due to redemptions or exchanges (excluding retirement accounts), the funds have the right to redeem the account after giving you 60 days' prior written notice. You may avoid having your account redeemed during the notice period by bringing the account value up to $500 ($250 for Investor Class shares) or by utilizing the Automatic Investment Plan.

    If a fund determines that you have not provided a correct Social Security or other tax ID number on your account application, or the fund is not able to verify your identity as required by law, the fund may, at its discretion, redeem the account and distribute the proceeds to you.

EXCHANGING SHARES

You may, under certain circumstances, exchange shares in one fund for those of another fund. An exchange is the purchase of shares in one fund which is paid for with the proceeds from a redemption of shares of another fund effectuated on the same day. Before requesting an exchange, review the prospectus of the fund you wish to acquire. Exchange privileges also apply to holders of the Connecticut General Guaranteed Account, established for tax-qualified group annuities, for contracts purchased on or before June 30, 1992.

    You may be charged a redemption fee on certain redemptions, including exchanges. See "Redeeming Shares -- Redemption Fee."

MCF--12/04

                                 -------------
                                 THE AIM FUNDS
                                 -------------

PERMITTED EXCHANGES


Except as otherwise stated under "Exchanges Not Permitted," you generally may exchange your shares for shares of the same class of another fund.

---------------------------------------------------------------------------------------------------------------------------------
EXCHANGE FROM                          EXCHANGE TO                         ALLOWED                          PROHIBITED
---------------------------------------------------------------------------------------------------------------------------------
Class A                      Class A, A3, Investor Class, or
                             AIM Cash Reserve Shares.
                             Exceptions are:
                             - Class A Shares of AIM Limited
                               Maturity Treasury Fund and AIM
                               Tax-Free Intermediate Fund are
                               currently closed to new
                               investors.
                             - Class A Shares of AIM Limited
                               Maturity Treasury Fund, AIM                    X
                               Tax-Exempt Cash Fund and AIM
                               Tax-Free Intermediate Fund
                               cannot be exchanged for Class
                               A3 Shares of those funds.
                             - Investor Class Shares of all
                               funds are currently offered to
                               new investors only on a
                               limited basis.
---------------------------------------------------------------------------------------------------------------------------------
Class A                      Class B, C, K, R, Institutional
                             Class Shares or Shares of the                                                      X
                             AIM Summit Fund.
---------------------------------------------------------------------------------------------------------------------------------
Class A3                     Class A, A3, Investor Class, or
                             AIM Cash Reserve Shares.
                             Exceptions are:
                             - Class A3 Shares of AIM Limited
                               Maturity Treasury Fund and AIM
                               Tax-Free Intermediate Fund
                               cannot be exchanged for Class                  X
                               A Shares of those funds.
                             - Investor Class Shares of all
                               funds are currently offered to
                               new investors only on a
                               limited basis.
---------------------------------------------------------------------------------------------------------------------------------
Class A3                     Class B, C, K, R, Institutional
                             Class Shares, or shares of AIM                                                     X
                             Summit Fund.
---------------------------------------------------------------------------------------------------------------------------------
Class B                      Class B. Exceptions are:
                             - Class B Shares of other funds
                               cannot be exchanged for Class                  X
                               B Shares of AIM Floating Rate
                               Fund.
---------------------------------------------------------------------------------------------------------------------------------
Class B                      Class A, A3, C, K, R, AIM Cash
                             Reserve Shares, Institutional,
                             Investor Class Shares, or shares                                                   X
                             of AIM Summit Fund.
---------------------------------------------------------------------------------------------------------------------------------
Class C                      Class C. Exceptions are:
                             - Class C shares of other funds
                               cannot be exchanged for Class                  X
                               C shares of AIM Floating Rate
                               Fund.
---------------------------------------------------------------------------------------------------------------------------------
Class C                      Class A, A3, B, K, R, AIM Cash
                             Reserve Shares, Institutional,
                             Investor Class shares or shares                                                    X
                             of AIM Summit Fund.
---------------------------------------------------------------------------------------------------------------------------------
Class K                      Class K                                          X
---------------------------------------------------------------------------------------------------------------------------------
Class K                      Class A, A3, B, C, R, AIM Cash
                             Reserve Shares, Institutional,
                             Investor Class shares, or shares                                                   X
                             of AIM Summit Fund.
---------------------------------------------------------------------------------------------------------------------------------
Class R                      Class R                                          X
---------------------------------------------------------------------------------------------------------------------------------
Class R                      Class A, A3, B, C, K, AIM Cash
                             Reserve Shares, Institutional,
                             Investor Class shares, or shares                                                   X
                             of AIM Summit Fund.
---------------------------------------------------------------------------------------------------------------------------------
AIM Cash Reserve Shares      Class A, A3, B, C, R, or
                             Investor Class shares.
                             Exceptions are:
                             - Class A shares of AIM Limited
                               Maturity Treasury Fund and AIM
                               Tax-Free Intermediate Fund are
                               currently closed to new
                               investors.
                             - Shares to be exchanged for                     X
                               Class B, C or R shares must
                               not have been acquired by
                               exchange from Class A shares
                               of any fund.
                             - Investor Class Shares of all
                               funds are currently offered to
                               new investors only on a
                               limited basis.
---------------------------------------------------------------------------------------------------------------------------------
AIM Cash Reserve Shares      Class K, Institutional Class
                             shares, or shares of AIM Summit                                                    X
                             Fund.
---------------------------------------------------------------------------------------------------------------------------------
Institutional Class          Institutional Class                              X
---------------------------------------------------------------------------------------------------------------------------------

                                                                      MCF--12/04

                                 -------------
                                 THE AIM FUNDS
                                 -------------

---------------------------------------------------------------------------------------------------------------------------------
EXCHANGE FROM                          EXCHANGE TO                         ALLOWED                          PROHIBITED
---------------------------------------------------------------------------------------------------------------------------------
Institutional Class          Class A, A3, B, C, K, R, AIM
                             Cash Reserve Shares, Investor
                             Class shares, or shares of AIM                                                     X
                             Summit Fund.
---------------------------------------------------------------------------------------------------------------------------------
Investor Class               A, A3, or Investor Class.
                             Exceptions are:
                             - Investor Class shares cannot
                               be exchanged for Class A
                               shares of any fund which
                               offers Investor Class shares.                  X
                             - Class A shares of AIM Limited
                               Maturity Treasury Fund and AIM
                               Tax-Free Intermediate Fund are
                               currently closed to new
                               investors.
---------------------------------------------------------------------------------------------------------------------------------
Investor Class               Class B, C, K, R, AIM Cash
                             Reserve Shares, Institutional
                             Class shares, or shares of AIM                                                     X
                             Summit Fund.
---------------------------------------------------------------------------------------------------------------------------------
AIM Summit Fund              Class A, A3, or AIM Cash Reserve
                             Shares. Exceptions are:
                             - Class A shares of AIM Limited
                               Maturity Treasury Fund and AIM                 X
                               Tax-Free Intermediate Fund are
                               currently closed to new
                               investors.
---------------------------------------------------------------------------------------------------------------------------------
AIM Summit Fund              Class B, C, K, R, Institutional
                             or Investor Class shares.                                                          X
---------------------------------------------------------------------------------------------------------------------------------


    You may be required to pay an initial sales charge when exchanging from a fund with a lower initial sales charge than the one into which you are exchanging. If you exchange into shares that are subject to a CDSC, we will begin the holding period for purposes of calculating the CDSC on the date you made your initial purchase.

EXCHANGES NOT SUBJECT TO A SALES CHARGE
You will not pay an initial sales charge when exchanging:

(1) Class A shares with an initial sales charge (excluding Class A shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund) for

     (a) Class A shares of another fund;

     (b) AIM Cash Reserve Shares of AIM Money Market Fund; or

     (c) Class A3 shares of AIM Limited Maturity Treasury Fund or AIM Tax-Free Intermediate Fund.

(2) Class A shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund with an initial sales charge for

     (a) AIM Cash Reserve Shares of AIM Money Market Fund or Class A shares of AIM Tax-Exempt Cash Fund; or

        (b) Class A shares of another Fund, but only if

           (i)  you acquired the original shares before May 1, 1994; or

           (ii) you acquired the original shares on or after May 1, 1994 by way of an exchange from shares with higher initial sales charges; or

(3) AIM Cash Reserve Shares of AIM Money Market Fund or Class A shares of AIM Tax-Exempt Cash Fund for

        (a) Class A shares of a fund subject to an initial sales charge (excluding Class A shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund), but only if you acquired the original shares

           (i) prior to May 1, 1994 by exchange from Class A shares subject to an initial sales charge;

           (ii) on or after May 1, 1994 by exchange from Class A shares subject to an initial sales charge (excluding Class A shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate
                Fund); or

(4) Class A3 shares of AIM Limited Maturity Treasury Fund or AIM Tax-Free Intermediate Fund for

        (a) AIM Cash Reserve Shares of AIM Money Market Fund; or

        (b) Class A shares of AIM Tax-Exempt Cash Fund.

You will not pay a CDSC or other sales charge when exchanging:

(1) Class A shares for other Class A shares;

(2) Class B shares for other Class B shares;

(3) Class C shares for other Class C shares;

(4) Class K shares for other Class K shares;

(5) Class R shares for other Class R shares.

EXCHANGES NOT PERMITTED

For shares purchased prior to November 15, 2001, you may not exchange:

(1) Class A shares of Category I or II funds (i) subject to an initial sales charge or (ii) purchased at net asset value and subject to a contingent deferred sales charge (CDSC) for Class A shares of AIM Tax-Exempt Cash Fund;

(2) Class A shares of Category III funds purchased at net asset value for Class A shares of a Category I or II fund, Class A shares of AIM Short Term Bond Fund;

(3) on or after January 15, 2002, AIM Cash Reserve Shares of AIM Money Market Fund or Class A shares of AIM Tax-Exempt Cash Fund for Class A shares of Category III AIM Funds that are subject to a CDSC.

For shares purchased on or after November 15, 2001, you may not exchange:

(1) Class A shares of Category I or II fund, Class A shares of AIM Short Term Bond Fund (i) subject to an initial sales charge or
MCF--12/04

                                 -------------
                                 THE AIM FUNDS
                                 -------------

    (ii) purchased at net asset value and subject to a CDSC for Class A shares of AIM Tax-Exempt Cash Fund;

(2) Class A shares of AIM Tax-Exempt Cash Fund for Class A shares of any other fund (i) subject to an initial sales charge or (ii) purchased at net asset value and subject to a CDSC or for AIM Cash Reserve Shares of AIM Money Market Fund; or

(3) AIM Cash Reserve Shares of AIM Money Market Fund for Class B or Class C shares of any fund or for Class A shares of any fund that are subject to a CDSC, however, if you originally purchased Class A shares of a Category I or II fund or AIM Short Term Bond Fund, and exchanged those shares for AIM Cash Reserve Shares of AIM Money Market Fund, you may further exchange the AIM Cash Reserve Shares for Class A shares of a Category I or II fund or AIM Short Term Bond Fund.

EXCHANGE CONDITIONS

The following conditions apply to all exchanges:

- Shares of the fund you wish to acquire must be available for sale in your state of residence;

- Exchanges must be made between accounts with identical registration information;

- The account you wish to exchange from must have a certified tax identification number (or the Fund has received an appropriate Form W-8 or W-9);

- Shares must have been held for at least one day prior to the exchange; and

- If you have physical share certificates, you must return them to the transfer agent prior to the exchange.

TERMS OF EXCHANGE

Under unusual market conditions, a fund may delay the purchase of shares being acquired in an exchange for up to five business days if it determines that it would be materially disadvantaged by the immediate transfer of exchange proceeds. The exchange privilege is not an option or right to purchase shares. Any of the participating funds or the distributor may modify or terminate this privilege at any time. The fund or the distributor will provide you with notice of such modification or termination whenever it is required to do so by applicable law, but may impose changes at any time for emergency purposes.

BY MAIL

If you wish to make an exchange by mail, you must include original signatures of each registered owner exactly as the shares are registered, the account registration and account number, the dollar amount or number of shares to be exchanged and the names of the funds from which and into which the exchange is to be made.

BY TELEPHONE

Conditions that apply to exchanges by telephone are the same as redemptions by telephone, including that the transfer agent must receive exchange requests during the hours of the customary trading session of the NYSE; however, you still will be allowed to exchange by telephone even if you have changed your address of record within the preceding 30 days.

BY INTERNET

You will be allowed to exchange by internet if you do not hold physical share certificates and you provide the proper identification information.

EXCHANGING CLASS B, CLASS C AND CLASS R SHARES

If you make an exchange involving Class B or Class C shares or Class R shares subject to a CDSC, the amount of time you held the original shares will be credited to the holding period of the Class B, Class C or Class R shares, respectively, into which you exchanged for the purpose of calculating contingent deferred sales charges (CDSC) if you later redeem the exchanged shares. If you redeem Class B or Class C shares acquired by exchange via a tender offer by AIM Floating Rate Fund, you will be credited with the time period you held the Class B or Class C shares of AIM Floating Rate Fund for the purpose of computing the early withdrawal charge applicable to those shares.
--------------------------------------------------------------------------------

 EACH FUND AND ITS AGENTS RESERVE THE RIGHT AT ANY TIME TO:
 - REJECT OR CANCEL ALL OR ANY PART OF ANY PURCHASE OR EXCHANGE ORDER;
 - MODIFY ANY TERMS OR CONDITIONS OF PURCHASE OF SHARES OF ANY FUND;
 - REJECT OR CANCEL ANY REQUEST TO ESTABLISH THE SYSTEMATIC PURCHASE PLAN AND SYSTEMATIC REDEMPTION PLAN OPTIONS ON THE SAME ACCOUNT; OR
 - SUSPEND, CHANGE OR WITHDRAW ALL OR ANY PART OF THE OFFERING MADE BY THIS PROSPECTUS.
--------------------------------------------------------------------------------

PRICING OF SHARES

DETERMINATION OF NET ASSET VALUE

The price of each fund's shares is the fund's net asset value per share. The funds value portfolio securities for which market quotations are readily available at market value. The funds value all other securities and assets for which market quotations are not readily available at their fair value in good faith using procedures approved by the Boards of Trustees of the funds. Securities and other assets quoted in foreign currencies are valued in U.S. dollars based on the prevailing exchange rates on that day.

    Even when market quotations are available, they may be stale or they may be unreliable because the security is not traded frequently, trading on the security ceased before the close of the trading market or issuer specific events occurred after the security ceased trading or because of the passage of time between the close of the market on which the security trades and the close of the NYSE and when the fund calculates its net asset value. Issuer specific events may cause the last market quotation to be unreliable. Such events may include a merger or insolvency, events which affect a geographical area or an industry segment, such as political events or natural disasters, or market events, such as a significant movement in the U.S. market.

                                                                      MCF--12/04

                                 -------------
                                 THE AIM FUNDS
                                 -------------

Where market quotations are not readily available, including where AIM determines that the closing price of the security is unreliable, AIM will value the security at fair value in good faith using procedures approved by the Boards of Trustees. Fair value pricing may reduce the ability of frequent traders to take advantage of arbitrage opportunities resulting from potentially "stale" prices of portfolio holdings. However, it cannot eliminate the possibility of frequent trading.

    Fair value is that amount that the owner might reasonably expect to receive for the security upon its current sale. Fair value requires consideration of all appropriate factors, including indications of fair value available from pricing services. A fair value price is an estimated price and may vary from the prices used by other mutual funds to calculate their net asset values.

    AIM may use indications of fair value from pricing services approved by the Boards of Trustees. In other circumstances, the AIM valuation committee may fair value securities in good faith using procedures approved by the Boards of Trustees. As a means of evaluating its fair value process, AIM routinely compares closing market prices, the next day's opening prices for the security in its primary market if available, and indications of fair value from other sources. Fair value pricing methods and pricing services can change from time to time as approved by the Boards of Trustees.

    Specific types of securities are valued as follows:

    Domestic Exchange Traded Equity Securities: Market quotations are generally available and reliable for domestic exchange traded equity securities. If market quotations are not available or are unreliable, AIM will value the security at fair value in good faith using procedures approved by the Boards of Trustees.

    Foreign Securities: If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE events occur that are significant and may make the closing price unreliable, the fund may fair value the security. If an issuer specific event has occurred that AIM determines, in its judgment, is likely to have affected the closing price of a foreign security, it will price the security at fair value. AIM also relies on a screening process from a pricing vendor to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current market value as of the close of the NYSE. For foreign securities where AIM believes, at the approved degree of certainty, that the price is not reflective of current market value, AIM will use the indication of fair value from the pricing service to determine the fair value of the security. The pricing vendor, pricing methodology or degree of certainty may change from time to time.

    Fund securities primarily traded on foreign markets may trade on days that are not business days of the fund. Because the net asset value of fund shares is determined only on business days of the fund, the value of the portfolio securities of a fund that invests in foreign securities may change on days when you will not be able to purchase or redeem shares of the fund.

    Fixed Income Securities: Government, corporate, asset-backed and municipal bonds and convertible securities, including high yield or junk bonds, are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing services may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to special securities, dividend rate, maturity and other market data. Prices received from pricing services are fair value prices. In addition, if the price provided by the pricing service is unreliable, the AIM valuation committee may fair value the security using procedures approved by the Boards of Trustees.

    Short-term Securities: The funds' short-term investments are valued at amortized cost when the security has 60 days or less to maturity. AIM Money Market Fund, AIM Tax-Exempt Cash Fund, Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio value all their securities at amortized cost. AIM High Income Municipal Fund, AIM Municipal Bond Fund and AIM Tax-Free Intermediate Fund value variable rate securities that have an unconditional demand or put feature exercisable within seven days or less at par, which reflects the market value of such securities.

    Futures and Options: Futures and options are valued on the basis of market quotations, if available.

    Open-end Funds: To the extent a fund invests in other open-end funds, the investing fund will calculate its net asset value using the net asset value of the underlying fund in which it invests.

    The funds disclose portfolio holdings at different times and with different lag times on www.aiminvestments.com and in annual, semi-annual and quarterly shareholder reports. Refer to such reports or the website to determine the types of securities in which a fund has invested. You may also refer to the Statement of Additional Information to determine what types of securities in which a fund may invest. You may obtain copies of these reports or of the Statement of Additional Information from AIM as described on the back cover of this prospectus.

    Each fund determines the net asset value of its shares on each day the NYSE is open for business, as of the close of the customary trading session, or earlier NYSE closing time that day. AIM Money Market Fund also determines its net asset value as of 12:00 noon Eastern Time on each day the NYSE is open for business. Premier Portfolio and Premier U.S. Government Money Portfolio determine the net asset value of their shares six times on each day the NYSE is open for business as of 10:00 a.m. Eastern Time, 1:00 p.m. Eastern Time, 3:00 p.m. Eastern Time, 4:00 p.m. Eastern Time, 5:00 p.m. Eastern Time and 5:30 p.m. Eastern Time. Premier Tax-Exempt Portfolio determines the net asset value of its shares five times on day the NYSE is open for business as of 10:00 a.m. Eastern Time, 12:30 p.m. Eastern Time, 3:00 p.m. Eastern Time, 4:00 p.m. Eastern Time and 4:30 p.m. Eastern Time. Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio are

MCF--12/04

                                 -------------
                                 THE AIM FUNDS
                                 -------------

authorized not to open for trading on a day that is otherwise a business day if the Bond Market Association recommends that government securities dealers not open for trading and any such day will not be considered a business day. Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio also may close early on a business day if the Bond Market Association recommends that government securities dealers close early. If Premier Portfolio, Premier Tax-Exempt Portfolio or Premier U.S. Government Money Portfolio uses its discretion to close early on a business day, it will calculate its net asset value thirty minutes prior to the time it wishes to close and at the time it actually closes.

TIMING OF ORDERS

You can purchase, exchange or redeem shares on each day the NYSE is open for business, prior to the close of the customary trading session or any earlier NYSE closing time that day. The funds price purchase, exchange and redemption orders at the net asset value calculated after the transfer agent receives an order in good order. Any applicable sales charges are applied at the time an order is processed. A fund may postpone the right of redemption only under unusual circumstances, as allowed by the Securities and Exchange Commission, such as when the NYSE restricts or suspends trading.

TAXES

In general, dividends and distributions you receive are taxable as ordinary income or long-term capital gains for federal income tax purposes, whether you reinvest them in additional shares or take them in cash. Distributions are generally taxable to you at different rates depending on the length of time the fund holds its assets and the type of income that the fund earns. Different tax rates apply to ordinary income, qualified dividend income, and long-term capital gain distributions, regardless of how long you have held your shares. Every year, you will be sent information showing the amount of dividends and distributions you received from each fund during the prior year.

    Any long-term or short-term capital gains realized from redemptions of fund shares will be subject to federal income tax. Exchanges of shares for shares of another fund are treated as a sale, and any gain realized on the transaction will generally be subject to federal income tax.

    INVESTORS IN TAX-EXEMPT FUNDS SHOULD READ THE INFORMATION UNDER THE HEADING "OTHER INFORMATION -- SPECIAL TAX INFORMATION REGARDING THE FUND" IN THEIR PROSPECTUS.

    The foreign, state and local tax consequences of investing in fund shares may differ materially from the federal income tax consequences described above. In addition, the preceding discussion concerning the taxability of fund dividends and distributions and of redemptions and exchanges of fund shares is inapplicable to investors that are generally exempt from federal income tax, such as retirement plans that are qualified under Section 401, 403, 408, 408A and 457 of the Internal Revenue Code, individual retirement accounts (IRAs) and Roth IRAs. You should consult your tax advisor before investing.

                                                                      MCF--12/04

OBTAINING ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

More information may be obtained free of charge upon request. The Statement of Additional Information (SAI), a current version of which is on file with the Securities and Exchange Commission (SEC), contains more details about the fund and is incorporated by reference into the prospectus (is legally a part of the prospectus). Annual and semiannual reports to shareholders contain additional information about the fund's investments. The fund's annual report also discusses the market conditions and investment strategies that significantly affected the fund's performance during its last fiscal year. The fund also files its complete schedule of portfolio holdings with the SEC for the 1st and 3rd quarters of each fiscal year on Form N-Q.

If you have questions about this fund, another fund in The AIM Family of Funds--Registered Trademark-- or your account, or wish to obtain free copies of the fund's current SAI or annual or semiannual reports, please contact us by mail at AIM Investment Services, Inc., P.O. Box 4739, Houston, TX 77210-4739 and


BY TELEPHONE:          (800) 959-4246

ON THE INTERNET:       You can send us a request by
                       e-mail or download
                       prospectuses, SAIs, annual or
                       semiannual reports via our
                       website:
                       http://www.aiminvestments.com

You can also review and obtain copies of the fund's SAI, financial reports, the fund's Forms N-Q and other information at the SEC's Public Reference Room in Washington, DC; on the EDGAR database on the SEC's Internet website (http://www.sec.gov); or, after paying a duplication fee, by sending a letter to the SEC's Public Reference Room, Washington, DC 20549-0102 or by sending an electronic mail request to publicinfo@sec.gov. Please call the SEC at 1-202-942-8090 for information about the Public Reference Room.

----------------------------------------
   AIM Global Real Estate Fund
   SEC 1940 Act file number: 811-5686
----------------------------------------

AIMinvestments.com     GRE-PRO-1
                YOUR GOALS. OUR SOLUTIONS.   [AIM INVESTMENTS LOGO APPEARS HERE]
                 --Registered Trademark--          --Registered Trademark--

The information in this Statement of Additional Information is not complete and may be changed. We may not sell these securities until the registration statement filed with the Securities and Exchange Commission is effective. This Statement of Additional Information is not an offer to sell these securities and is not soliciting an offer to buy these securities in any state where the offer or sale is not permitted.

                 Subject to Completion-dated February 11, 2005

                                  STATEMENT OF
                             ADDITIONAL INFORMATION

                         AIM INVESTMENT SECURITIES FUNDS
                                11 GREENWAY PLAZA
                                    SUITE 100
                            HOUSTON, TEXAS 77046-1173
                                 (713) 626-1919

                       ----------------------------------

THIS STATEMENT OF ADDITIONAL INFORMATION RELATES TO THE CLASS A, CLASS A3, CLASS B, CLASS C, CLASS R, AND INVESTOR CLASS SHARES, AND AIM CASH RESERVE SHARES, AS APPLICABLE, OF EACH PORTFOLIO (EACH A "FUND", COLLECTIVELY THE "FUNDS") OF AIM INVESTMENT SECURITIES FUNDS LISTED BELOW. THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT A PROSPECTUS, AND IT SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUSES FOR THE CLASS A, CLASS A3, CLASS B, CLASS C, CLASS R, AND INVESTOR CLASS SHARES AND AIM CASH RESERVE SHARES, AS APPLICABLE, OF THE FUNDS LISTED BELOW. YOU MAY OBTAIN A COPY OF ANY PROSPECTUS FOR ANY FUND LISTED BELOW FROM AN AUTHORIZED DEALER OR BY WRITING TO:



                          AIM INVESTMENT SERVICES, INC.
                                  P.O. BOX 4739
                            HOUSTON, TEXAS 77210-4739
                                  OR BY CALLING
                                 (800) 959-4246


                       ----------------------------------




THIS STATEMENT OF ADDITIONAL INFORMATION, DATED APRIL 29, 2005, RELATES TO THE CLASS A, CLASS A3, CLASS B, CLASS C, CLASS R AND INVESTOR CLASS SHARES AND AIM CASH RESERVE SHARES, AS APPLICABLE, OF THE FOLLOWING PROSPECTUSES:



                FUND                                       DATED
         AIM GLOBAL REAL ESTATE FUND                  APRIL 29, 2005
             AIM HIGH YIELD FUND                      APRIL 29, 2005
               AIM INCOME FUND                        APRIL 29, 2005
      AIM INTERMEDIATE GOVERNMENT FUND                APRIL 29, 2005
     AIM LIMITED MATURITY TREASURY FUND               APRIL 29, 2005
            AIM MONEY MARKET FUND                     APRIL 29, 2005
           AIM MUNICIPAL BOND FUND                    APRIL 29, 2005
            AIM REAL ESTATE FUND                      APRIL 29, 2005
          AIM SHORT TERM BOND FUND                    APRIL 29, 2005
         AIM TOTAL RETURN BOND FUND                   APRIL 29, 2005

                         AIM INVESTMENT SECURITIES FUNDS
                       STATEMENT OF ADDITIONAL INFORMATION

                                TABLE OF CONTENTS


                                                                                                               PAGE
                                                                                                               ----
GENERAL INFORMATION ABOUT THE TRUST...............................................................................1
         Fund History.............................................................................................1
         Shares of Beneficial Interest............................................................................1
         Policies and Procedures for Disclosure of Fund Holdings..................................................4

DESCRIPTION OF THE FUNDS AND THEIR INVESTMENTS AND RISKS..........................................................6
         Classification...........................................................................................6
         Investment Strategies and Risks..........................................................................6
                  Equity Investments.............................................................................10
                  Foreign Investments............................................................................10
                  Debt Investments...............................................................................12
                  Other Investments..............................................................................19
                  Investment Techniques..........................................................................21
                  Derivatives....................................................................................26
         Fund Policies...........................................................................................33
         Temporary Defensive Positions...........................................................................37

MANAGEMENT OF THE TRUST..........................................................................................37
         Board of Trustees.......................................................................................37
         Management Information..................................................................................37
                  Trustee Ownership of Fund Shares...............................................................39
                  Factors Considered in Approving the Investment Advisory Agreement..............................39
         Compensation............................................................................................43
                  Retirement Plan For Trustees...................................................................43
                  Deferred Compensation Agreements...............................................................44
                  Purchase of Class A Shares of the Funds at Net Asset Value.....................................44
         Codes of Ethics.........................................................................................44
         Proxy Voting Policies...................................................................................44

CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES..............................................................45

INVESTMENT ADVISORY AND OTHER SERVICES...........................................................................45
         Investment Advisor......................................................................................45
         Investment Sub-Advisor..................................................................................47
                  Portfolio Managers.............................................................................47
                  Securities Lending Arrangements................................................................48
         Service Agreements......................................................................................48
         Other Service Providers.................................................................................48

BROKERAGE ALLOCATION AND OTHER PRACTICES.........................................................................49
         Brokerage Transactions..................................................................................49
         Commissions.............................................................................................50
         Brokerage Selection.....................................................................................50
         Directed Brokerage (Research Services)..................................................................51
         Regular Brokers or Dealers..............................................................................51
         Allocation of Portfolio Transactions....................................................................51
         Allocation of Initial Public Offering ("IPO") Transactions..............................................52

PURCHASE, REDEMPTION AND PRICING OF SHARES.......................................................................52
         Purchase and Redemption of Shares.......................................................................52

                                                                                                               PAGE
                                                                                                               ----
         Offering Price..........................................................................................71
         Redemption In Kind......................................................................................73
         Backup Withholding......................................................................................74

DIVIDENDS, DISTRIBUTIONS AND TAX MATTERS.........................................................................75
         Dividends and Distributions.............................................................................75
         Tax Matters.............................................................................................76

DISTRIBUTION OF SECURITIES.......................................................................................84
         Distribution Plans......................................................................................84
         Distributor.............................................................................................87

CALCULATION OF PERFORMANCE DATA..................................................................................88

SETTLED ENFORCEMENT ACTIONS AND INVESTIGATIONS RELATED TO MARKET TIMING..........................................95

REGULATORY INQUIRIES AND PENDING LITIGATION......................................................................96

APPENDICIES:

RATINGS OF DEBT SECURITIES......................................................................................A-1

TRUSTEES AND OFFICERS...........................................................................................B-1

TRUSTEE COMPENSATION TABLE......................................................................................C-1

PROXY POLICIES AND PROCEDURES...................................................................................D-1

CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES.............................................................E-1

MANAGEMENT FEES.................................................................................................F-1

PORTFOLIO MANAGERS..............................................................................................G-1

ADMINISTRATIVE SERVICES FEES....................................................................................H-1

BROKERAGE COMMISSIONS...........................................................................................I-1

DIRECTED BROKERAGE (RESEARCH SERVICES) AND PURCHASE OF SECURITIES OF REGULAR BROKERS OR DEALERS.................J-1

AMOUNTS PAID TO A I M DISTRIBUTORS, INC. PURSUANT TO DISTRIBUTION PLANS.........................................K-1

ALLOCATION OF ACTUAL FEES PAID PURSUANT TO DISTRIBUTION PLANS...................................................L-1

TOTAL SALES CHARGES.............................................................................................M-1

PERFORMANCE DATA................................................................................................N-1

REGULATORY INQUIRIES AND PENDING LITIGATION.....................................................................O-1

FINANCIAL STATEMENTS.............................................................................................FS

                       GENERAL INFORMATION ABOUT THE TRUST

FUND HISTORY


         AIM Investment Securities Fund (the "Trust") is a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company. The Trust currently consists of ten separate portfolios: AIM Global Real Estate Fund, AIM High Yield Fund, AIM Income Fund, AIM Intermediate Government Fund, AIM Limited Maturity Treasury Fund, AIM Money Market Fund, AIM Municipal Bond Fund, AIM Real Estate Fund, AIM Short Term Bond Fund and AIM Total Return Bond Fund (each a "Fund" and collectively, the "Funds"). Under the Amended and Restated Agreement and Declaration of Trust, dated May 15, 2002, as amended (the "Trust Agreement"), the Board of Trustees of the Trust (the "Board") is authorized to create new series of shares without the necessity of a vote of shareholders of the Trust.



         The Trust was originally organized as a Maryland corporation on November 4, 1988. Pursuant to an Agreement and Plan of Reorganization, AIM Limited Maturity Treasury Fund was reorganized on October 15, 1993 as a series portfolio of the Trust. Pursuant to another Agreement and Plan of Reorganization, AIM High Yield Fund, AIM Income Fund, AIM Intermediate Government Fund, AIM Money Market Fund and AIM Municipal Bond Fund were reorganized on June 1, 2000 as series portfolios of the Trust. In connection with their reorganization as series portfolios of the Trust, the fiscal year end of each of AIM High Yield Fund, AIM Income Fund, AIM Intermediate Government Fund, AIM Money Market Fund and AIM Municipal Bond Fund changed from December 31 to July 31. Pursuant to another Agreement and Plan of Reorganization, AIM Real Estate Fund was reorganized on October 29, 2003 as a series portfolio of the Trust. AIM Global Real Estate Fund commenced operations as a series of the Trust.


         AIM Limited Maturity Treasury Fund succeeded to the assets and assumed the liabilities of a series portfolio with a corresponding name (the "Predecessor Fund") of Short-Term Investments Co., a Massachusetts business trust, on October 15, 1993. All historical financial information and other information contained in this Statement of Additional Information for periods prior to October 15, 1993, relating to AIM Limited Maturity Treasury Fund (or a class thereof) is that of the Predecessor Fund (or a corresponding class thereof). AIM High Yield Fund, AIM Income Fund, AIM Intermediate Government Fund, AIM Money Market Fund and AIM Municipal Bond Fund succeeded to the assets and assumed the liabilities of series portfolios with corresponding names (the "Predecessor Funds") of AIM Funds Group, a Delaware business trust, on June 1, 2000. All historical financial information and other information contained in this Statement of Additional Information for periods prior to June 1, 2000, relating to AIM High Yield Fund, AIM Income Fund, AIM Intermediate Government Fund, AIM Money Market Fund or AIM Municipal Bond Fund (or any classes thereof) is that of the Predecessor Funds (or the corresponding classes thereof). AIM Real Estate Fund succeeded to the assets and assumed the liabilities of a series portfolio with a corresponding name (the "Real Estate Predecessor Fund") of AIM Advisor Funds, a Delaware statutory trust, on October 29, 2003. All historical information and other information contained in this Statement of Additional Information for periods prior to October 29, 2003, relating to AIM Real Estate Fund (or a class thereof) is that of the Real Estate Predecessor Fund (or a corresponding class thereof).

SHARES OF BENEFICIAL INTEREST

         Shares of beneficial interest of the Trust are redeemable at their net asset value (subject, in certain circumstances, to a contingent deferred sales charge or redemption fee) at the option of the shareholder or at the option of the Trust in certain circumstances.

         The Trust allocates moneys and other property it receives from the issue or sale of shares of each of its series of shares, and all income, earnings and profits from such issuance and sales, subject only to the rights of creditors, to the appropriate Fund. These assets constitute the underlying assets of each Fund, are segregated on the Trust's books of account, and are charged with the expenses of such

Fund and its respective classes. The Trust allocates any general expenses of the Trust not readily identifiable as belonging to a particular Fund by or under the direction of the Board, primarily on the basis of relative net assets, or other relevant factors.

         Each share of each Fund represents an equal proportionate interest in that Fund with each other share and is entitled to such dividends and distributions out of the income belonging to such Fund as are declared by the Board. Each Fund offers separate classes of shares as follows:


                                                    AIM CASH
                                                    RESERVE                                          INSTITUTIONAL    INVESTOR
          FUND             CLASS A    CLASS A3       SHARES      CLASS B     CLASS C     CLASS R         CLASS          CLASS
          ----             -------    --------      --------     -------     -------     -------     -------------    --------
AIM Global Real
Estate Fund                   X                                     X           X           X              X
------------------------------------------------------------------------------------------------------------------------------
AIM High Yield Fund           X                                     X           X                          X              X
------------------------------------------------------------------------------------------------------------------------------
AIM Income Fund               X                                     X           X           X                             X
------------------------------------------------------------------------------------------------------------------------------
AIM Intermediate
Government Fund               X                                     X           X           X              X              X
------------------------------------------------------------------------------------------------------------------------------
AIM Limited Maturity
Treasury Fund                 X           X                                                                X
------------------------------------------------------------------------------------------------------------------------------
AIM Money Market Fund                                  X            X           X           X              X              X
------------------------------------------------------------------------------------------------------------------------------
AIM Municipal Bond Fund       X                                     X           X                                         X
------------------------------------------------------------------------------------------------------------------------------
AIM Real Estate Fund          X                                     X           X           X              X              X
------------------------------------------------------------------------------------------------------------------------------
AIM Short Term Bond Fund      X                                                 X           X              X
------------------------------------------------------------------------------------------------------------------------------
AIM Total Return
Bond Fund                     X                                     X           X           X              X
------------------------------------------------------------------------------------------------------------------------------


         This Statement of Additional Information relates solely to the Class A, Class A3, AIM Cash Reserve Shares, Class B, Class C, Class R and Investor Class shares, if applicable, of the Funds. The Institutional Class shares of the funds, which are discussed in a separate Statement of Additional Information, are intended for use by certain eligible institutional investors and are available to the following:

         o banks and trust companies acting in a fiduciary or similar capacity;

         o        bank and trust company common and collective trust funds;

         o        banks and trust companies investing for their own account;

         o        entities acting for the account of a public entity (e.g.
                  Taft-Hartley funds, states, cities or government agencies);

         o        retirement plans; and

         o platform sponsors with which A I M Distributors, Inc. ("AIM Distributors") has entered into an agreement.

         Each class of shares represents an interest in the same portfolio of investments. Differing sales charges and expenses will result in differing net asset values and dividends and distributions. Upon any liquidation of the Trust, shareholders of each class are entitled to share pro rata in the net assets belonging to the applicable Fund allocable to such class available for distribution after satisfaction of outstanding liabilities of the Fund allocable to such class.

         Each share of a Fund generally has the same voting, dividend, liquidation and other rights; however, each class of shares of a Fund is subject to different sales loads, conversion features, exchange privileges and class-specific expenses. Only shareholders of a specific class may vote on matters relating to that class' distribution plan.

         Because Class B shares automatically convert to Class A shares, or AIM Cash Reserve Shares with respect to AIM Money Market Fund, at month-end eight years after the date of purchase, the Fund's distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act requires that Class B shareholders must also approve any material increase in distribution fees submitted to Class A shareholders, or AIM Cash Reserve shareholders with respect to AIM Money Market Fund, of that Fund. A pro rata portion of shares from reinvested dividends and distributions convert along with the Class B shares.

         Except as specifically noted above, shareholders of each Fund are entitled to one vote per share (with proportionate voting for fractional shares), irrespective of the relative net asset value of the shares of a Fund. However, on matters affecting an individual Fund or class of shares, a separate vote of shareholders of that Fund or class is required. Shareholders of a Fund or class are not entitled to vote on any matter which does not affect that Fund or class but that requires a separate vote of another Fund or class. An example of a matter that would be voted on separately by shareholders of each Fund is the approval of the advisory agreement with A I M Advisors, Inc. ("AIM"), and an example of a matter that would be voted on separately by shareholders of each class of shares is approval of the distribution plans. When issued, shares of each Fund are fully paid and nonassessable, have no preemptive or subscription rights, and are freely transferable. Other than the automatic conversion of Class B shares to Class A shares, there are no conversion rights. Shares do not have cumulative voting rights, which means that in situations in which shareholders elect trustees, holders of more than 50% of the shares voting for the election of trustees can elect all of the trustees of the Trust, and the holders of less than 50% of the shares voting for the election of trustees will not be able to elect any trustees.

         Under Delaware law, shareholders of a Delaware statutory trust shall be entitled to the same limitations of liability extended to shareholders of private for-profit corporations. There is a remote possibility, however, that shareholders could, under certain circumstances, be held liable for the obligations of the Trust to the extent the courts of another state which does not recognize such limited liability were to apply the laws of such state to a controversy involving such obligations. The Trust Agreement disclaims shareholder liability for acts or obligations of the Trust and requires that notice of such disclaimer be given in each agreement, obligation or instrument entered into or executed by the Trust or the trustees to all parties, and each party thereto must expressly waive all rights of action directly against shareholders of the Trust. The Trust Agreement provides for indemnification out of the property of a Fund for all losses and expenses of any shareholder of such Fund held liable on account of being or having been a shareholder. Thus, the risk of a shareholder incurring financial loss due to shareholder liability is limited to circumstances in which a Fund is unable to meet its obligations and the complaining party is not held to be bound by the disclaimer.

         The trustees and officers of the Trust will not be liable for any act, omission or obligation of the Trust or any trustee or officer; however, a trustee or officer is not protected against any liability to the

Trust or to the shareholders to which a trustee or officer would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his or her office with the Trust ("Disabling Conduct"). The Trust Agreement provides for indemnification by the Trust of the trustees, the officers and employees or agents of the Trust, provided that such persons have not engaged in Disabling Conduct. The Trust Agreement also authorizes the purchase of liability insurance on behalf of trustees and officers. The Trust's Bylaws provide for the advancement of payments to current and former trustees, officers and employees or agents of the Trust, or anyone serving at their request, in connection with the preparation and presentation of a defense to any claim, action, suit or proceeding, expenses for which such person would be entitled to indemnification; provided that any advancement of payments would be reimbursed if it is ultimately determined that such person is not entitled to indemnification for such expenses.


         SHARE CERTIFICATES. Shareholders of the Funds do not have the right to demand or require the Trust to issue share certificates.


POLICIES AND PROCEDURES FOR DISCLOSURE OF FUND HOLDINGS



         The Board has adopted policies and procedures with respect to the disclosure of the Funds' portfolio holdings (the "Holdings Disclosure Policy"). AIM and the Board may amend the Holdings Disclosure Policy at any time without prior notice. Details of the Holdings Disclosure Policy and a description of the basis on which employees of AIM and its affiliates may release information about portfolio securities in certain contexts are provided below.



         PUBLIC RELEASE OF PORTFOLIO HOLDINGS. The Funds disclose the following portfolio holdings information on www.aiminvestments.com:



         o calendar quarter-end portfolio holdings are posted by the 30th day after each calendar quarter-end;



         o fiscal quarter-end portfolio holdings are posted by the 70th day after each fiscal quarter-end; and



         o the largest ten holdings are posted by the 15th day after each month-end.



These holdings are listed along with the percentage of the Fund's net assets they represent. The calendar and fiscal quarter-end portfolio holdings will remain on the website for one year. The top-ten list is replaced each month. Generally, employees of AIM and its affiliates may not disclose such portfolio holdings until one day after they have been posted on www.aiminvestments.com. The Funds also disclose select holdings as part of their quarterly Fund Performance Updates and quarterly Performance and Commentaries on www.aiminvestments.com by the 29th day after each calendar quarter. These quarterly Fund Performance Updates and quarterly Performance and Commentaries are replaced each quarter. You may also obtain the publicly available portfolio holdings information described above by contacting us at 1-800-959-4246.



         SELECTIVE DISCLOSURE OF PORTFOLIO HOLDINGS PURSUANT TO NON-DISCLOSURE AGREEMENT. Employees of AIM and its affiliates will disclose non-public full portfolio holdings on a selective basis only if the Executive Committee (the "Executive Committee") of A I M Management Group Inc. ("AIM Management") approves the parties to whom disclosure of non-public full portfolio holdings will be made. The Executive Committee must determine that the proposed selective disclosure will be made for legitimate business purposes of the applicable Fund and address any perceived conflicts of interest between shareholders of such Fund and AIM or its affiliates as part of granting its approval. The Executive Committee may delegate its approval responsibilities to the Internal Compliance Controls Committee of AIM Management. Pursuant to the Holdings Disclosure Policy, the Board reviews the types of situations in which AIM provides such selective disclosure and approves situations involving perceived conflicts of interest between shareholders of the applicable Fund and AIM or its affiliates brought to the Board's attention by AIM.



         AIM discloses non-public full portfolio holdings information to the following persons in connection with the day-to-day operations and management of the Funds:

         o        Attorneys and accountants;



         o        Securities lending agents;



         o        Lenders to the Funds;



         o        Rating and rankings agencies;



         o        Persons assisting in the voting of proxies;



         o        Fund custodians;



         o        Fund transfer agent(s) (in the event of a redemption in kind);



         o Pricing services, market makers, or other persons who provide systems or software support in connection with Fund operations (to determine the price of securities held by a Fund);



         o        Financial printers;



         o Brokers identified by a Fund's portfolio management team who provide execution and research services to the team; and



         o Analysts hired to perform research and analysis to the Fund's portfolio management team.



In these situations, AIM has entered into non-disclosure agreements which provide that the recipient of the portfolio holdings will maintain the confidentiality of such portfolio holdings and will not trade on such information ("Non-disclosure Agreements"). In many cases, AIM will disclose current portfolio holdings on a daily basis to these persons. AIM will also disclose non-public portfolio holdings information in the event that such disclosure is required by applicable laws, rules or regulations, or by regulatory authorities having jurisdiction over AIM and its affiliates or the Funds.



         AIM will not request, receive or accept any compensation (including compensation in the form of the maintenance of assets in any Fund or other mutual fund or account managed by AIM or one of its affiliates) for the selective disclosure of portfolio holdings information.



         DISCLOSURE OF CERTAIN PORTFOLIO HOLDINGS AND RELATED INFORMATION WITHOUT NON-DISCLOSURE AGREEMENT. From time to time, employees of AIM and its affiliates may express their views orally or in writing on one or more of the Funds' portfolio securities or may state that a Fund has recently purchased or sold, or continues to own, one or more securities. The securities subject to these views and statements may be ones that were purchased or sold since a Fund's most recent quarter-end and therefore may not be reflected on the list of the Fund's most recent quarter-end portfolio holdings disclosed on the website. Such views and statements may be made to various persons, including members of the press, brokers and other financial intermediaries that sell shares of the Funds, shareholders in the applicable Fund, persons considering investing in the applicable Fund or representatives of such shareholders or potential shareholders, such as fiduciaries of a 401(k) plan or a trust and their advisers, and other entities for which AIM or its affiliates provides or may provide investment advisory services. The nature and content of the views and statements provided to each of these persons may differ.



         From time to time, employees of AIM and its affiliates also may provide oral or written information ("portfolio commentary") about a Fund, including, but not limited to, how the Fund's investments are divided among various sectors, industries, countries, investment styles and capitalization sizes, and among stocks, bonds, currencies and cash, security types, bond maturities, bond coupons and bond credit quality ratings. This portfolio commentary may also include information on how these various weightings and factors contributed to Fund performance. AIM may also provide oral or written information ("statistical information") about various financial characteristics of a Fund or its underlying portfolio securities including, but not limited to, alpha, beta, R-squared, coefficient of determination, duration, maturity, information ratio, sharpe ratio, earnings growth, payout ratio, price/book value, projected earnings growth, return on equity, standard deviation, tracking error, weighted average quality, market capitalization, percent debt to equity, price to cash flow, dividend yield or growth, default rate, portfolio turnover, and risk and style characteristics. This portfolio commentary and statistical information about a Fund may be based on the Fund's portfolio as of the most recent quarter-end or the end of some other interim period, such as month-end. The portfolio commentary and statistical information may be provided to various persons, including those described in the preceding paragraph. The nature and content of the information provided to each of these persons may differ.



         DISCLOSURE OF PORTFOLIO HOLDINGS BY TRADERS. Additionally, employees of AIM and its affiliates may disclose one or more of the portfolio securities of a Fund when purchasing and selling securities through broker-dealers, requesting bids on securities, obtaining price quotations on securities, or in connection with litigation involving the Funds' portfolio securities. AIM does not enter into formal Non-disclosure Agreements in connection with these situations; however, the Funds would not continue to conduct business with a person who AIM believed was misusing the disclosed information.



         DISCLOSURE OF PORTFOLIO HOLDINGS OF OTHER AIM-MANAGED PRODUCTS. AIM and its affiliates manage products sponsored by companies other than AIM, including investment companies, offshore funds, and separate accounts. In many cases, these other products are managed in a similar fashion to certain AIM Funds (as defined herein) and thus have similar portfolio holdings. The sponsors of these other products managed by AIM and its affiliates may disclose the portfolio holdings of their products at different times than AIM discloses portfolio holdings for the AIM Funds.



         AIM provides portfolio holdings information for portfolios of AIM Variable Insurance Funds (the "Insurance Funds") to insurance companies whose variable annuity and variable life insurance accounts invest in the Insurance Funds ("Insurance Companies"). AIM may disclose portfolio holdings information for the Insurance Funds to Insurance Companies with which AIM has entered into Non-disclosure Agreements up to five days prior to the scheduled dates for AIM's disclosure of similar portfolio holdings information for other AIM Funds on www.aiminvestments.com. AIM provides portfolio holdings information for the Insurance Funds to such Insurance Companies to allow them to disclose this information on their websites at approximately the same time that AIM discloses portfolio holdings information for the other AIM Funds on its website. AIM manages the Insurance Funds in a similar fashion to certain other AIM Funds and thus the Insurance Funds and such other AIM Funds have similar portfolio holdings. AIM does not disclose the portfolio holdings information for the Insurance Funds on its website, and not all Insurance Companies disclose this information on their websites.


            DESCRIPTION OF THE FUNDS AND THEIR INVESTMENTS AND RISKS

CLASSIFICATION

         The Trust is an open-end management investment company. Each of the Funds is "diversified" for purposes of the 1940 Act.

INVESTMENT STRATEGIES AND RISKS

         The table on the following pages identifies various securities and investment techniques used by AIM in managing The AIM Family of Funds--Registered Trademark--. The table has been marked to indicate those securities and investment techniques that AIM may use to manage a Fund. A Fund may not use all of these techniques at any one time. A Fund's transactions in a particular security or use of a particular technique is subject to limitations imposed by a Fund's investment objective, policies and restrictions described in that Fund's Prospectus and/or this Statement of Additional Information, as well as federal securities laws. The Funds' investment objectives, policies, strategies and practices are non-fundamental unless otherwise indicated. A more detailed description of the securities and investment techniques, as well as the risks associated with those securities and investment techniques that the Funds utilize, follows the table. The descriptions of the securities and investment techniques in this section supplement the discussion of principal investment strategies contained in each Fund's Prospectus; where a particular type of security or investment technique is not discussed in a Fund's Prospectus, that security or investment technique is not a principal investment strategy.

                         AIM INVESTMENT SECURITIES FUNDS
                 SUMMARY OF SECURITIES AND INVESTMENT TECHNIQUES


   FUND                      AIM                                        AIM                                                AIM
----------                 GLOBAL      AIM                 AIM        LIMITED      AIM                AIM       AIM       TOTAL
SECURITY/                   REAL      HIGH      AIM    INTERMEDIATE   MATURITY    MONEY     AIM       REAL     SHORT      RETURN
INVESTMENT                 ESTATE     YIELD    INCOME   GOVERNMENT    TREASURY   MARKET  MUNICIPAL   ESTATE   TERM BOND    BOND
TECHNIQUE                   FUND      FUND      FUND       FUND         FUND      FUND   BOND FUND    FUND      FUND       FUND
---------                  ------     -----    ------  ------------   --------   ------  ---------   ------   ---------   ------
                                                              EQUITY INVESTMENTS
--------------------------------------------------------------------------------------------------------------------------------
Common Stock                  X                                                                        X
------------------------   ------     -----    ------  ------------   --------   ------  ---------   ------   ---------   ------
Preferred Stock               X         X         X                                                    X          X          X
------------------------   ------     -----    ------  ------------   --------   ------  ---------   ------   ---------   ------
Convertible Securities        X         X         X                                                    X          X          X
------------------------   ------     -----    ------  ------------   --------   ------  ---------   ------   ---------   ------
Alternative Entity
Securities                    X                                                                        X
--------------------------------------------------------------------------------------------------------------------------------
                                                             FOREIGN INVESTMENTS
--------------------------------------------------------------------------------------------------------------------------------
Foreign Securities            X         X         X                                 X                  X          X          X
------------------------   ------     -----    ------  ------------   --------   ------  ---------   ------   ---------   ------
Foreign Government
Obligations                   X         X         X                                 X                  X          X          X
------------------------   ------     -----    ------  ------------   --------   ------  ---------   ------   ---------   ------
Foreign Exchange
Transactions                  X         X         X                                                    X                     X
--------------------------------------------------------------------------------------------------------------------------------
                                                   DEBT INVESTMENTS FOR FIXED INCOME FUNDS
--------------------------------------------------------------------------------------------------------------------------------
U.S. Government
Obligations                             X         X         X            X          X        X                    X          X
------------------------              -----    ------  ------------   --------   ------  ---------            ---------   ------
Rule 2a-7 Requirements                  X         X         X            X          X        X                    X          X
------------------------              -----    ------  ------------   --------   ------  ---------            ---------   ------
Mortgage-Backed and
Asset-Backed Securities                 X         X         X                                X                    X          X
------------------------              -----    ------  ------------   --------   ------  ---------            ---------   ------
Collateralized Mortgage
Obligations                                                                                                                  X
------------------------              -----    ------  ------------   --------   ------  ---------            ---------   ------
Bank Instruments                                                                    X                             X          X
------------------------              -----    ------  ------------   --------   ------  ---------            ---------   ------
Commercial Instruments                                                              X
------------------------              -----    ------  ------------   --------   ------  ---------            ---------   ------
Participation Interests                                                             X
------------------------              -----    ------  ------------   --------   ------  ---------            ---------   ------
Municipal Securities                    X         X                                 X        X                    X          X
------------------------              -----    ------  ------------   --------   ------  ---------            ---------   ------
Municipal Lease
Obligations                                                                                  X
------------------------              -----    ------  ------------   --------   ------  ---------            ---------   ------
Investment Grade
Corporate Debt
Obligations                             X         X         X                       X        X                    X          X
------------------------              -----    ------  ------------   --------   ------  ---------            ---------   ------
Junk Bonds                              X         X                                          X
--------------------------------------------------------------------------------------------------------------------------------
                                                      DEBT INVESTMENTS FOR EQUITY FUNDS
--------------------------------------------------------------------------------------------------------------------------------
U.S. Government
Obligations                   X                                                                        X
------------------------   ------                                                                    ------
Mortgage-Backed
and Asset-Backed
Securities                    X                                                                        X
------------------------   ------                                                                    ------
Collateralized
Mortgage
Obligations                   X                                                                        X
------------------------   ------                                                                    ------
Investment Grade
Corporate Debt
Obligations                   X                                                                        X
------------------------   ------                                                                    ------
Liquid Assets                 X                                                                        X
--------------------------------------------------------------------------------------------------------------------------------

                         AIM INVESTMENT SECURITIES FUNDS
                 SUMMARY OF SECURITIES AND INVESTMENT TECHNIQUES

   FUND                      AIM                                        AIM                                                AIM
----------                 GLOBAL      AIM                 AIM        LIMITED      AIM                AIM       AIM       TOTAL

------------------------------------------------------------------------------------------------------------------------------------
SECURITY/                  REAL      HIGH      AIM    INTERMEDIATE   MATURITY    MONEY     AIM       REAL     SHORT      RETURN
INVESTMENT                 ESTATE     YIELD    INCOME   GOVERNMENT    TREASURY   MARKET  MUNICIPAL   ESTATE   TERM BOND    BOND
TECHNIQUE                   FUND      FUND      FUND       FUND         FUND      FUND   BOND FUND    FUND      FUND       FUND
---------                  ------     -----    ------  ------------   --------   ------  ---------   ------   ---------   ------
Junk Bonds                    X                                                                        X
--------------------------------------------------------------------------------------------------------------------------------
                                                              OTHER INVESTMENTS
--------------------------------------------------------------------------------------------------------------------------------
REITs                         X         X         X         X            X          X        X         X          X          X
------------------------   ------     -----    ------  ------------   --------   ------  ---------   ------   ---------   ------
Other Investment
Companies                     X         X         X         X            X          X        X         X          X          X
------------------------   ------     -----    ------  ------------   --------   ------  ---------   ------   ---------   ------
Defaulted Securities                    X         X                                          X
------------------------   ------     -----    ------  ------------   --------   ------  ---------   ------   ---------   ------
Municipal Forward
Contracts
------------------------   ------     -----    ------  ------------   --------   ------  ---------   ------   ---------   ------
Variable or Floating
Rate Instruments              X         X         X                                 X                             X
------------------------   ------     -----    ------  ------------   --------   ------  ---------   ------   ---------   ------
Indexed Securities
------------------------   ------     -----    ------  ------------   --------   ------  ---------   ------   ---------   ------
Zero-Coupon and
Pay-in-Kind Securities                  X         X         X                                                     X          X
------------------------   ------     -----    ------  ------------   --------   ------  ---------   ------   ---------   ------
Synthetic Municipal
Instruments                                                                                  X
--------------------------------------------------------------------------------------------------------------------------------
                                                            INVESTMENT TECHNIQUES
--------------------------------------------------------------------------------------------------------------------------------
Delayed Delivery
Transactions                  X         X         X         X            X          X        X         X          X          X
------------------------   ------     -----    ------  ------------   --------   ------  ---------   ------   ---------   ------
When-Issued Securities        X         X         X         X            X          X        X         X          X          X
------------------------   ------     -----    ------  ------------   --------   ------  ---------   ------   ---------   ------
Short Sales                   X         X         X         X                                X         X          X          X
------------------------   ------     -----    ------  ------------   --------   ------  ---------   ------   ---------   ------
Margin Transactions
------------------------   ------     -----    ------  ------------   --------   ------  ---------   ------   ---------   ------
Swap Agreements               X                   X                                                    X          X          X
------------------------   ------     -----    ------  ------------   --------   ------  ---------   ------   ---------   ------
Interfund Loans               X         X         X         X            X          X        X         X          X          X
------------------------   ------     -----    ------  ------------   --------   ------  ---------   ------   ---------   ------
Borrowing                     X         X         X         X            X          X        X         X          X          X
------------------------   ------     -----    ------  ------------   --------   ------  ---------   ------   ---------   ------
Lending Portfolio
Securities                    X         X         X         X            X          X        X         X          X          X
------------------------   ------     -----    ------  ------------   --------   ------  ---------   ------   ---------   ------
Repurchase Agreements         X         X         X         X            X          X        X         X          X          X
------------------------   ------     -----    ------  ------------   --------   ------  ---------   ------   ---------   ------
Reverse Repurchase
Agreements                    X         X         X         X            X          X        X         X          X          X
------------------------   ------     -----    ------  ------------   --------   ------  ---------   ------   ---------   ------
Dollar Rolls                                      X         X                                                     X          X
------------------------   ------     -----    ------  ------------   --------   ------  ---------   ------   ---------   ------
Illiquid Securities           X         X         X         X            X          X        X         X          X          X
------------------------   ------     -----    ------  ------------   --------   ------  ---------   ------   ---------   ------
Rule 144A Securities          X         X         X         X                       X        X         X          X          X
------------------------   ------     -----    ------  ------------   --------   ------  ---------   ------   ---------   ------
Unseasoned Issuers            X                                                                        X          X          X
------------------------   ------     -----    ------  ------------   --------   ------  ---------   ------   ---------   ------
Sale of Money Market
Securities                                                                         X
------------------------   ------     -----    ------  ------------   --------   ------  ---------   ------   ---------   ------
Standby Commitments
--------------------------------------------------------------------------------------------------------------------------------
                                                                  DERIVATIVES
--------------------------------------------------------------------------------------------------------------------------------
Equity-Linked
Derivatives                   X                                                                        X
------------------------   ------     -----    ------  ------------   --------   ------  ---------   ------   ---------   ------
Bundled Securities                      X         X
------------------------   ------     -----    ------  ------------   --------   ------  ---------   ------   ---------   ------
Put Options                   X         X         X         X                                          X          X          X
------------------------   ------     -----    ------  ------------   --------   ------  ---------   ------   ---------   ------
Call Options                  X         X         X         X                                X         X          X          X
--------------------------------------------------------------------------------------------------------------------------------

                         AIM INVESTMENT SECURITIES FUNDS
                 SUMMARY OF SECURITIES AND INVESTMENT TECHNIQUES

   FUND                      AIM                                        AIM                                                AIM
----------                 GLOBAL      AIM                 AIM        LIMITED      AIM                AIM       AIM       TOTAL
SECURITY/                   REAL      HIGH      AIM    INTERMEDIATE   MATURITY    MONEY     AIM       REAL     SHORT      RETURN
INVESTMENT                 ESTATE     YIELD    INCOME   GOVERNMENT    TREASURY   MARKET  MUNICIPAL   ESTATE   TERM BOND    BOND
TECHNIQUE                   FUND      FUND      FUND       FUND         FUND      FUND   BOND FUND    FUND      FUND       FUND
---------                  ------     -----    ------  ------------   --------   ------  ---------   ------   ---------   ------


Straddles                     X         X         X         X                                          X          X          X
------------------------   ------     -----    ------  ------------   --------   ------  ---------   ------   ---------   ------
Warrants                      X         X         X                                                    X          X          X
------------------------   ------     -----    ------  ------------   --------   ------  ---------   ------   ---------   ------
Futures Contracts and
Options on Futures
Contracts                     X         X         X         X                                X         X          X          X
------------------------   ------     -----    ------  ------------   --------   ------  ---------   ------   ---------   ------
Forward Currency
Contracts                     X         X         X                                                    X                     X
------------------------   ------     -----    ------  ------------   --------   ------  ---------   ------   ---------   ------
Cover                         X         X         X         X                                X         X          X          X
--------------------------------------------------------------------------------------------------------------------------------

Equity Investments

         COMMON STOCK. Common stock is issued by companies principally to raise cash for business purposes and represents a residual interest in the issuing company. A Fund participates in the success or failure of any company in which it holds stock. The prices of equity securities change in response to many factors including the historical and prospective earnings of the issuer, the value of its assets, general economic conditions, interest rates, investor perceptions and market liquidity.

         PREFERRED STOCK. Preferred stock, unlike common stock, often offers a stated dividend rate payable from a corporation's earnings. If interest rates rise, the fixed dividend on preferred stocks may be less attractive, causing the price of preferred stocks to decline. Preferred stock may have mandatory sinking fund provisions, as well as call/redemption provisions prior to maturity, a negative feature when interest rates decline. Dividends on some preferred stock may be "cumulative," requiring all or a portion of prior unpaid dividends to be paid before dividends are paid on the issuer's common stock. Preferred stock also generally has a preference over common stock on the distribution of a corporation's assets in the event of liquidation of the corporation, and may be "participating," which means that it may be entitled to a dividend exceeding the stated dividend in certain cases. In some cases an issuer may offer auction rate preferred stock, which means that the interest to be paid is set by auction and will often be reset at stated intervals. The rights of preferred stocks on the distribution of a corporation's assets in the event of a liquidation are generally subordinate to the rights associated with a corporation's debt securities.

         AIM High Yield Fund will not acquire equity securities, other than preferred stocks, except when (a) attached to or included in a unit with income-generating securities that otherwise would be attractive to the Fund; (b) acquired through the exercise of equity features accompanying convertible securities held by the Fund, such as conversion or exchange privileges or warrants for the acquisition of stock or equity interests of the same or a different issuer; or (c) in the case of an exchange offer whereby the equity security would be acquired with the intention of exchanging it for a debt security issued on a "when-issued" basis.

         CONVERTIBLE SECURITIES. Convertible securities include bonds, debentures, notes, preferred stocks and other securities that may be converted into a prescribed amount of common stock or other equity securities at a specified price and time. The holder of convertible securities is entitled to receive interest paid or accrued on debt, or dividends paid or accrued on preferred stock, until the security matures or is converted.

         The value of a convertible security depends on interest rates, the yield of similar nonconvertible securities, the financial strength of the issuer and the seniority of the security in the issuer's capital structure. Convertible securities may be illiquid, and may be required to convert at a time and at a price that is unfavorable to a Fund.

         The Funds will invest in a convertible debt security based primarily on the characteristics of the equity security into which it converts, and without regard to the credit rating of the convertible security (even if the credit rating is below investment grade). To the extent that a Fund invests in convertible debt securities with credit ratings below investment grade, such securities may have a higher likelihood of default, although this may be somewhat offset by the convertibility feature. See also "Junk Bonds" below.

         ALTERNATIVE ENTITY SECURITIES. Companies that are formed as limited partnerships, limited liability companies, business trusts or other non-corporate entities may issue equity securities that are similar to common or preferred stock of corporations.

Foreign Investments

         FOREIGN SECURITIES. Foreign securities are equity or debt securities issued by issuers outside the United States, and include securities in the form of American Depositary Receipts ("ADRs"), European Depositary Receipts ("EDRs"), or other securities representing underlying securities of foreign issuers.

Depositary receipts are typically issued by a bank or trust company and evidence ownership of underlying securities issued by foreign corporations.


         AIM High Yield Fund, AIM Real Estate Fund and AIM Total Return Bond Fund may invest up to 25% of their total assets, AIM Income Fund may invest up to 40% of its total assets, AIM Money Market Fund may invest up to 50% of its total assets and AIM Short Term Bond Fund may invest up to 15% of its total assets in foreign securities; however, AIM Money Market Fund and AIM Short Term Bond Fund may only invest in foreign securities denominated in U.S. dollars. AIM Global Real Estate Fund may invest a [significant amount] of its total assets in foreign securities. In addition, AIM Total Return Bond Fund may only invest up to 5% of its total assets in foreign securities that are non-U.S. dollar denominated.


         Investments by a Fund in foreign securities, whether denominated in U.S. dollars or foreign currencies, may entail all of the risks set forth below. Investments by a Fund in ADRs, EDRs or similar securities also may entail some or all of the risks described below.

         Currency Risk. The value of the Funds' foreign investments will be affected by changes in currency exchange rates. The U.S. dollar value of a foreign security decreases when the value of the U.S. dollar rises against the foreign currency in which the security is denominated, and increases when the value of the U.S. dollar falls against such currency.

         Political and Economic Risk. The economies of many of the countries in which the Funds may invest may not be as developed as the United States' economy and may be subject to significantly different forces. Political or social instability, expropriation or confiscatory taxation, and limitations on the removal of funds or other assets could also adversely affect the value of the Funds' investments.

         Regulatory Risk. Foreign companies are not registered with the Securities and Exchange Commission ("SEC") and are generally not subject to the regulatory controls imposed on United States issuers and, as a consequence, there is generally less publicly available information about foreign securities than is available about domestic securities. Foreign companies are not subject to uniform accounting, auditing and financial reporting standards, corporate governance practices and requirements comparable to those applicable to domestic companies. Income from foreign securities owned by the Funds may be reduced by a withholding tax at the source, which tax would reduce dividend income payable to the Funds' shareholders.

         Market Risk. The securities markets in many of the countries in which the Funds invest will have substantially less trading volume than the major United States markets. As a result, the securities of some foreign companies may be less liquid and experience more price volatility than comparable domestic securities. Increased custodian costs as well as administrative costs (such as the need to use foreign custodians) may be associated with the maintenance of assets in foreign jurisdictions. There is generally less government regulation and supervision of foreign stock exchanges, brokers and issuers which may make it difficult to enforce contractual obligations. In addition, transaction costs in foreign securities markets are likely to be higher, since brokerage commission rates in foreign countries are likely to be higher than in the United States.


         Risk of Developing Countries. [AIM Global Real Estate Fund,] AIM High Yield Fund, AIM Income Fund, AIM Real Estate Fund, AIM Short Term Bond Fund and AIM Total Return Bond Fund may each invest up to 5% of their total assets in securities of companies located in developing countries. Developing countries are those countries which are not included in the MSCI World Index. The Funds consider various factors when determining whether a company is in a developing country, including whether (1) it is organized under the laws of a developing country; (2) it has a principal office in a developing country; (3) it derives 50% or more of its total revenues from business in a developing country; or (4) its securities are traded principally on a stock exchange, or in an over-the-counter market, in a developing country. Investments in developing countries present risks greater than, and in addition to, those presented by investments in foreign issuers in general. A number of developing countries restrict, to varying degrees, foreign investment in stocks. Repatriation of investment income, capital, and the proceeds of sales by foreign investors may require governmental registration and/or approval in some developing countries. A number of the currencies of developing countries have experienced significant declines against the U.S. dollar in recent years, and devaluation may occur subsequent to investments in these currencies by the Funds. Inflation and rapid fluctuations in inflation rates have had and may continue to have negative effects on the economies and securities markets of certain emerging market countries. Many of the developing securities markets are relatively small or less diverse, have low trading volumes, suffer periods of relative liquidity, and are characterized by significant price volatility. There is a risk in developing countries that a future economic or political crisis could lead to price controls, forced mergers of companies, expropriation or confiscatory taxation, seizure, nationalization, or creation of government monopolies, any of which may have a detrimental effect on the Fund's investments.

         FOREIGN GOVERNMENT OBLIGATIONS. Debt securities issued by foreign governments are often, but not always, supported by the full faith and credit of the foreign governments, or their subdivisions, agencies or instrumentalities, that issue them. These securities involve the risks discussed above with respect to foreign securities. Additionally the issuer of the debt or the governmental authorities that control repayment of the debt may be unwilling or unable to pay interest or repay principal when due. Political or economic changes or the balance of trade may affect a country's willingness or ability to service its debt obligations. Periods of economic uncertainty may result in the volatility of market prices of sovereign debt obligations, especially debt obligations issued by the governments of developing countries. Foreign government obligations of developing countries and some structures of emerging market debt securities, both of which are generally below investment grade, are sometimes referred to as "Brady Bonds."

         FOREIGN EXCHANGE TRANSACTIONS. Foreign exchange transactions include direct purchases of futures contracts with respect to foreign currency, and contractual agreements to purchase or sell a specified currency at a specified future date (up to one year) at a price set at the time of the contract. Such contractual commitments may be forward contracts entered into directly with another party or exchange traded futures contracts.

         Each Fund has authority to deal in foreign exchange between currencies of the different countries in which it will invest as a hedge against possible variations in the foreign exchange rates between those currencies. A Fund may commit the same percentage of its assets to foreign exchange hedges as it can invest in foreign securities.

         The Funds may utilize either specific transactions ("transaction hedging") or portfolio positions ("position hedging") to hedge foreign currency exposure through foreign exchange transactions. Transaction hedging is the purchase or sale of foreign currency with respect to specific receivables or payables of a Fund accruing in connection with the purchase or sale of its portfolio securities, the sale and redemption of shares of the Fund, or the payment of dividends and distributions by the Fund. Position hedging is the purchase or sale of foreign currency with respect to portfolio security positions (or underlying portfolio security positions, such as in an ADR) denominated or quoted in a foreign currency. Additionally, foreign exchange transactions may involve some of the risks of investments in foreign securities.

Debt Investments

         U.S. GOVERNMENT OBLIGATIONS. Obligations issued or guaranteed by the U.S. Government, its agencies and instrumentalities include bills, notes and bonds issued by the U.S. Treasury, as well as "stripped" or "zero coupon" U.S. Treasury obligations representing future interest or principal payments on U.S. Treasury notes or bonds. Stripped securities are sold at a discount to their "face value," and may exhibit greater price volatility than interest-bearing securities since investors receive no payment until maturity. Obligations of certain agencies and instrumentalities of the U.S. Government, such as the Government National Mortgage Association ("GNMA"), are supported by the full faith and credit of the U.S. Treasury; others, such as those of the Federal National Mortgage Association ("FNMA"), are supported by the right of the issuer to borrow from the U.S. Treasury; others, such as those of the Student Loan Marketing Association ("SLMA"), are supported by the discretionary authority of the U.S. Government to purchase the agency's obligations; still others, though issued by an instrumentality chartered by the U.S. Government, like the Federal Farm Credit Bureau ("FFCB"), are supported only by the credit of the instrumentality. The U.S. Government may choose not to provide financial support to U.S. Government-sponsored agencies or instrumentalities if it is not legally obligated to do so, in which case, if the issuer were to default, the Funds holding securities of such issuer might not be able to recover their investment from the U.S. Government.


         RULE 2a-7 REQUIREMENTS. Money market instruments in which the Fund will invest will be "Eligible Securities" as defined in Rule 2a-7 under the 1940 Act, as such Rule may be amended from time to time. An Eligible Security is generally a rated security with a remaining maturity of 397 calendar days or less that has been rated by the Requisite NRSROs (as defined below) in one of the two highest short-term rating categories, or a security issued by an issuer that has received a rating by the Requisite NRSROs in one of the two highest short-term rating categories with respect to a class of debt obligations (or any debt obligation within that class). Eligible Securities may also include unrated securities determined by AIM (under the supervision of and pursuant to guidelines established by the Board) to be of comparable quality to such rated securities. If an unrated security is subject to a guarantee, to be an Eligible Security, the guarantee generally must have received a rating from a NRSRO in one of the two highest short-term rating categories or be issued by a guarantor that has received a rating from a NRSRO in one of the two highest short-term rating categories with respect to a class of debt obligations (or any debt obligation within that class). Since the Fund may invest in securities backed by banks and other financial institutions, changes in the credit quality of these institutions could cause losses to the Fund and affect their share price. The term "Requisite NRSRO" means (a) any two nationally recognized statistical rating organizations (NRSROs) that have issued a rating with respect to a security or class of debt obligations of an issuer, or (b) if only one NRSRO has issued a rating with respect to such security or issuer at the time a Fund acquires the security, that NRSRO.

         AIM Money Market Fund will limit investments in money market obligations to those which are denominated in U.S. dollars and which at the date of purchase are "First Tier" securities as defined in Rule 2a-7 under the 1940 Act, as such Rule may be amended from time to time. Briefly, "First Tier" securities are securities that are rated in the highest rating category for short-term debt obligations by two NRSROs, or, if only rated by one NRSRO, are rated in the highest rating category by the NRSRO, or if unrated, are determined by AIM, the Fund's investment advisor (under the supervision of and pursuant to guidelines established by the Board) to be of comparable quality to a rated security that meets the foregoing quality standards, as well as securities issued by a registered investment company that is a money market fund and U.S. Government securities.

         MORTGAGE-BACKED AND ASSET-BACKED SECURITIES. Mortgage-backed securities are mortgage-related securities issued or guaranteed by the U.S. Government, its agencies and instrumentalities, or issued by nongovernment entities. Mortgage-related securities represent pools of mortgage loans assembled for sale to investors by various government agencies such as GNMA and government-related organizations such as FNMA and the Federal Home Loan Mortgage Corporation ("FHLMC"), as well as by nongovernment issuers such as commercial banks, savings and loan institutions, mortgage bankers and private mortgage insurance companies. Although certain mortgage-related securities are guaranteed by a third party or otherwise similarly secured, the market value of the security, which may fluctuate, is not so secured.

         There are a number of important differences among the agencies and instrumentalities of the U.S. Government that issue mortgage-related securities and among the securities they issue. Mortgage-related securities issued by GNMA include GNMA Mortgage Pass-Through Certificates (also known as "Ginnie Maes") which are guaranteed as to the timely payment of principal and interest. That guarantee is backed by the full faith and credit of the U.S. Treasury. GNMA is a corporation wholly owned by the U.S. Government within the Department of Housing and Urban Development. Mortgage-related securities issued by FNMA include FNMA Guaranteed Mortgage Pass-Through Certificates (also known as "Fannie Maes") and are guaranteed as to payment of principal and interest by FNMA itself and backed by a line of credit with the U.S. Treasury. FNMA is a government-sponsored entity wholly owned by public stockholders. Mortgage-related securities issued by FHLMC include FHLMC Mortgage Participation Certificates (also known as "Freddie Macs") guaranteed as to payment of principal and interest by FHLMC itself and backed by a line of credit with the U.S. Treasury. FHLMC is a government-sponsored entity wholly owned by public stockholders.

         Other asset-backed securities are structured like mortgage-backed securities, but instead of mortgage loans or interests in mortgage loans, the underlying assets may include such items as motor vehicle installment sales or installment loan contracts, leases of various types of real and personal property, and receivables from credit card agreements. Regular payments received in respect of such securities include both interest and principal. Asset-backed securities typically have no U.S. Government backing. Additionally, the ability of an issuer of asset-backed securities to enforce its security interest in the underlying assets may be limited.

         If a Fund purchases a mortgage-backed or other asset-backed security at a premium, that portion may be lost if there is a decline in the market value of the security whether resulting from changes in interest rates or prepayments in the underlying collateral. As with other interest-bearing securities, the prices of such securities are inversely affected by changes in interest rates. However, though the value of a mortgage-backed or other asset-backed security may decline when interest rates rise, the converse is not necessarily true, since in periods of declining interest rates the mortgages and loans underlying the securities are prone to prepayment, thereby shortening the average life of the security and shortening the period of time over which income at the higher rate is received. When interest rates are rising, though, the rate of prepayment tends to decrease, thereby lengthening the period of time over which income at the lower rate is received. For these and other reasons, a mortgage-backed or other asset-backed security's average maturity may be shortened or lengthened as a result of interest rate fluctuations and, therefore, it is not possible to predict accurately the security's return.


         COLLATERALIZED MORTGAGE OBLIGATIONS ("CMOs"). [AIM Global Real Estate Fund,] AIM Total Return Bond Fund and AIM Real Estate Fund may invest in CMOs. These Funds can also invest in mortgage-backed bonds and asset-backed securities. A CMO is a hybrid between a mortgage-backed bond and a mortgage pass-through security. Similar to a bond, interest and prepaid principal is paid, in most cases, semiannually. CMOs may be collateralized by whole mortgage loans, but are more typically collateralized by portfolios of mortgage pass-through securities guaranteed by GNMA, FHLMC, or FNMA, and their income streams.


         CMOs are structured into multiple classes, each bearing a different stated maturity. Actual maturity and average life will depend upon the prepayment experience of the collateral. CMOs provide for a modified form of call protection through a de facto breakdown of the underlying pool of mortgages according to how quickly the loans are repaid. Monthly payment of principal received from the pool of underlying mortgages, including prepayments, is first returned to investors holding the shortest maturity class. Investors holding the longer maturity classes receive principal only after the first class has been retired. An investor is partially guarded against a sooner than desired return of principal because of the sequential payments.

         In a typical CMO transaction, a corporation ("issuer") issues multiple series (e.g., A, B, C, Z) of CMO bonds ("Bonds"). Proceeds of the Bond offering are used to purchase mortgages or mortgage pass-through certificates ("Collateral"). The Collateral is pledged to a third party trustee as security for the Bonds. Principal and interest payments from the Collateral are used to pay principal on the Bonds in the order A, B, C, Z. The Series A, B, and C Bonds all bear current interest. Interest on Series Z Bond is accrued and added to principal and a like amount is paid as principal on the Series A, B, or C Bond currently being paid off. When the Series A, B, and C Bonds are paid in full, interest and principal on the Series Z Bond begins to be paid currently. With some CMOs, the issuer serves as a conduit to allow loan originators (primarily builders or savings and loan associations) to borrow against their loan portfolios.

         CMOs that are issued or guaranteed by the U.S. government or by any of its agencies or instrumentalities will be considered U.S. government securities by the Funds, while other CMOs, even if collateralized by U.S. government securities, will have the same status as other privately issued securities for purposes of applying the Fund's diversification tests.

         FHLMC CMOs. FHLMC CMOs are debt obligations of FHLMC issued in multiple classes having different maturity dates which are secured by the pledge of a pool of conventional mortgage loans purchased by FHLMC. Unlike FHLMC Participation Certificates ("PCs"), payments of principal and interest on the CMOs are made semiannually, as opposed to monthly. The amount of principal payable on each semiannual payment date is determined in accordance with FHLMC's mandatory sinking fund schedule, which, in turn, is equal to approximately 100% of FHA prepayment experience applied to the mortgage collateral pool. All sinking fund payments in the CMOs are allocated to the retirement of the individual classes of bonds in the order of their stated maturities. Payment of principal on the mortgage loans in the collateral pool in excess of the amount of FHLMC's minimum sinking fund obligation for any payment date are paid to the holders of the CMOs as additional sinking fund payments. Because of the "pass-through" nature of all principal payments received on the collateral pool in excess of FHLMC's minimum sinking fund requirement, the rate at which principal of the CMOs is actually repaid is likely to be such that each class of bonds will be retired in advance of its scheduled maturity date.

         If collection of principal (including prepayments) on the mortgage loans during any semiannual payment period is not sufficient to meet FHLMC's minimum sinking fund obligation on the next sinking fund payment date, FHLMC agrees to make up the deficiency from its general funds.

         Risks of Mortgage-Related Securities. Investment in mortgage-backed securities poses several risks, including prepayment, market, and credit risk. Prepayment risk reflects the risk that borrowers may prepay their mortgages faster than expected, thereby affecting the investment's average life and perhaps its yield. Whether or not a mortgage loan is prepaid is almost entirely controlled by the borrower. Borrowers are most likely to exercise prepayment options at the time when it is least advantageous to investors, generally prepaying mortgages as interest rates fall, and slowing payments as interest rates rise. Besides the effect of prevailing interest rates, the rate of prepayment and refinancing of mortgages may also be affected by home value appreciation, ease of the refinancing process and local economic conditions.

         Market risk reflects the risk that the price of the security may fluctuate over time. The price of mortgage-backed securities may be particularly sensitive to prevailing interest rates, the length of time the security is expected to be outstanding, and the liquidity of the issue. In a period of unstable interest rates, there may be decreased demand for certain types of mortgage-backed securities, and the Fund invested in such securities wishing to sell them may find it difficult to find a buyer, which may in turn decrease the price at which they may be sold.

         Credit risk reflects the risk that the Fund may not receive all or part of its principal because the issuer or credit enhancer has defaulted on its obligations. Obligations issued by U.S. government-related entities are guaranteed as to the payment of principal and interest, but are not backed by the full faith and credit of the U.S. government. The performance of private label mortgage-backed securities, issued by private institutions, is based on the financial health of those institutions. With respect to GNMA certificates, although GNMA guarantees timely payment even if homeowners delay or default, tracking the "pass-through" payments may, at times, be difficult.

         BANK INSTRUMENTS. AIM Money Market Fund, AIM Short Term Bond Fund and AIM Total Return Bond Fund may invest in certificates of deposits, time deposits, and bankers' acceptances from U.S. or foreign banks. A bankers' acceptance is a bill of exchange or time draft drawn on and accepted by a commercial bank. A certificate of deposit is a negotiable interest-bearing instrument with a specific maturity. Certificates of deposit are issued by banks and savings and loan institutions in exchange for the deposit of funds, and normally can be traded in the secondary market prior to maturity. A time deposit is a non-negotiable receipt issued by a bank in exchange for the deposit of funds. Like a certificate of deposit, it earns a specified rate of interest over a definite period of time; however, it cannot be traded in the secondary market.

         AIM Money Market Fund may invest in certificates of deposit ("Eurodollar CDs") and time deposits ("Eurodollar time deposits") of foreign branches of domestic banks. Accordingly, an investment in the Fund may involve risks that are different in some respects from those incurred by an investment company which invests only in debt obligations of U.S. domestic issuers. Such risks include future political and economic developments, the possible seizure or nationalization of foreign deposits and the possible imposition of foreign country withholding taxes on interest income.

         COMMERCIAL INSTRUMENTS. AIM Money Market Fund intends to invest in commercial instruments, including commercial paper, master notes and other short-term corporate instruments, that are denominated in U.S. dollars. Commercial paper consists of short-term promissory notes issued by corporations. Commercial paper may be traded in the secondary market after its issuance. Master notes are demand notes that permit the investment of fluctuating amounts of money at varying rates of interest pursuant to arrangements with issuers who meet the quality criteria of the Fund. The interest rate on a master note may fluctuate based upon changes in specified interest rates or be reset periodically according to a prescribed formula or may be a set rate. Although there is no secondary market in master demand notes, if such notes have a demand feature, the payee may demand payment of the principal amount of the note upon relatively short notice.

         PARTICIPATION INTERESTS. AIM Money Market Fund may purchase participations in corporate loans. Participation interests generally will be acquired from a commercial bank or other financial institution (a "Lender") or from other holders of a participation interest (a "Participant"). The purchase of a participation interest either from a Lender or a Participant will not result in any direct contractual relationship with the borrowing company ("the Borrower"). The Fund generally will have no right directly to enforce compliance by the borrower with the terms of the credit agreement. Instead, the Fund will be required to rely on the Lender or the Participant that sold the participation interest both for the enforcement of the Fund's rights against the Borrower and for the receipt and processing of payments due to the Fund under the loans. Under the terms of a participation interest, the Fund may be regarded as a member of the Participant and thus the Fund is subject to the credit risk of both the Borrower and a Participant. Participation interests are generally subject to restrictions on resale. The Fund considers participation interests to be illiquid and therefore subject to the Fund's percentage limitation for investments in illiquid securities.

         MUNICIPAL SECURITIES. "Municipal Securities" include debt obligations of states, territories or possessions of the United States and the District of Columbia and their political subdivisions, agencies and instrumentalities, issued to obtain funds for various public purposes, including the construction of a wide range of public facilities such as airports, bridges, highways, housing, hospitals, mass transportation, schools, streets and water and sewer works.

         Other public purposes for which Municipal Securities may be issued include the refunding of outstanding obligations, obtaining funds for general operating expenses and lending such funds to other public institutions and facilities. In addition, certain types of industrial development bonds are issued by or on behalf of public authorities to obtain funds to provide for the construction, equipment, repair or improvement of privately operated housing facilities, airport, mass transit, industrial, port or parking facilities, air or water pollution control facilities and certain local facilities for water supply, gas, electricity or sewage or solid waste disposal. The principal and interest payments for industrial development bonds or pollution control bonds are often the sole responsibility of the industrial user and therefore may not be backed by the taxing power of the issuing municipality. The interest paid on such bonds may be exempt from federal income tax, although current federal tax laws place substantial limitations on the purposes and size of such issues. Such obligations are considered to be Municipal Securities provided that the interest paid thereon, in the opinion of bond counsel, qualifies as exempt from federal income tax. However, interest on Municipal Securities may give rise to a federal alternative minimum tax liability and may have other collateral federal income tax consequences. See "Dividends, Distributions and Tax Matters - Tax Matters."

         The two major classifications of Municipal Securities are bonds and notes. Bonds may be further classified as "general obligation" or "revenue" issues. General obligation bonds are secured by the issuer's pledge of its full faith, credit and taxing power for the payment of principal and interest. Revenue bonds are payable from the revenues derived from a particular facility or class of facilities, and in some cases, from the proceeds of a special excise or other specific revenue source, but not from the general taxing power. Tax-exempt industrial development bonds are in most cases revenue bonds and do not generally carry the pledge of the credit of the issuing municipality. Notes are short-term instruments which usually mature in less than two years. Most notes are general obligations of the issuing municipalities or agencies and are sold in anticipation of a bond sale, collection of taxes or receipt of other revenues. There are, of course, variations in the risks associated with Municipal Securities, both within a particular classification and between classifications. The Funds' assets may consist of any combination of general obligation bonds, revenue bonds, industrial revenue bonds and notes. The percentage of such Municipal Securities held by a Fund will vary from time to time.

         Municipal Securities also include the following securities:

                  o Bond Anticipation Notes usually are general obligations of state and local governmental issuers which are sold to obtain interim financing for projects that will eventually be funded through the sale of long-term debt obligations or bonds.

                  o Tax Anticipation Notes are issued by state and local governments to finance the current operations of such governments. Repayment is generally to be derived from specific future tax revenues. Tax anticipation notes are usually general obligations of the issuer.

                  o Revenue Anticipation Notes are issued by governments or governmental bodies with the expectation that future revenues from a designated source will be used to repay the notes. In general, they also constitute general obligations of the issuer.

                  o Tax-Exempt Commercial Paper (Municipal Paper) is similar to taxable commercial paper, except that tax-exempt commercial paper is issued by states, municipalities and their agencies.

         The Funds also may purchase participation interests or custodial receipts from financial institutions. These participation interests give the purchaser an undivided interest in one or more underlying Municipal Securities.

         Subsequent to its purchase by a Fund, an issue of Municipal Securities may cease to be rated by Moody's Investors Service, Inc. ("Moody's") or Standard and Poor's Ratings Services ("S&P"), or another nationally recognized statistical rating organization ("NRSRO"), or the rating of such a security may be reduced below the minimum rating required for purchase by a Fund. Neither event would require a Fund to dispose of the security, but AIM will consider such events to be relevant in determining whether the Fund should continue to hold the security. To the extent that the ratings applied by Moody's, S&P or another NRSRO to Municipal Securities may change as a result of changes in these rating systems, a Fund will attempt to use comparable ratings as standards for its investments in Municipal Securities in accordance with the investment policies described herein.

         Quality Standards. The following quality standards apply at the time a security is purchased. Information concerning the ratings criteria of Moody's, S&P, and Fitch Investors Service, Inc. ("Fitch") appears herein under "Appendix A - Ratings of Debt Securities".

         At least 80% of AIM Municipal Bond Fund's total assets will be invested in municipal securities rated within the four highest ratings for municipal obligations by Moody's (Aaa, Aa, A, or Baa), S&P (AAA, AA, A, or BBB), or have received a comparable rating from another NRSRO. The Fund may invest up to 20% of its total assets in municipal securities that are rated below Baa/BBB (or a comparable rating of any other NRSRO) or that are unrated. For purposes of the foregoing percentage limitations, municipal securities (i) which have been collateralized with U.S. Government obligations held in escrow until the municipal securities' scheduled redemption date or final maturity, but (ii) which have not been rated by a NRSRO subsequent to the date of escrow collateralization, will be treated by the Fund as the equivalent of Aaa/AAA rated securities.

         Since the Fund invests in securities backed by insurance companies and other financial institutions, changes in the financial condition of these institutions could cause losses to the Fund and affect its share price.



         The Fund may invest in securities which are insured by financial insurance companies. Since a limited number of entities provide such insurance, the Fund may invest more than 25% of its assets in securities insured by the same insurance company.

         Other Considerations. The ability of the Fund to achieve its investment objective depends upon the continuing ability of the issuers or guarantors of Municipal Securities held by the Fund to meet their obligations for the payment of interest and principal when due. The securities in which the Fund invests may not yield as high a level of current income as longer term or lower grade securities, which generally have less liquidity and greater fluctuation in value.

         There is a risk that some or all of the interest received by the Fund from Municipal Securities might become taxable as a result of tax law changes or determinations of the Internal Revenue Service ("IRS").

         The yields on Municipal Securities are dependent on a variety of factors, including general economic and monetary conditions, money market factors, conditions of the Municipal Securities market, size of a particular offering, and maturity and rating of the obligation. Generally, the yield realized by a Fund's shareholders will be the yield realized by the Fund on its investments, reduced by the general expenses of the Fund and the Trust. The market values of the Municipal Securities held by the Fund will be affected by changes in the yields available on similar securities. If yields increase following the purchase of a Municipal Security, the market value of such Municipal Security will generally decrease. Conversely, if yields decrease, the market value of a Municipal Security will generally increase.

         MUNICIPAL LEASE OBLIGATIONS. Municipal lease obligations, a type of Municipal Security, may take the form of a lease, an installment purchase or a conditional sales contract. Municipal lease obligations are issued by state and local governments and authorities to acquire land, equipment and facilities such as state and municipal vehicles, telecommunications and computer equipment, and other capital assets. Interest payments on qualifying municipal leases are exempt from federal income taxes. The Fund may purchase these obligations directly, or it may purchase participation interests in such obligations. Municipal leases are generally subject to greater risks than general obligation or revenue bonds. State laws set forth requirements that states or municipalities must meet in order to issue municipal obligations, and such obligations may contain a covenant by the issuer to budget for, appropriate, and make payments due under the obligation. However, certain municipal lease obligations may contain "non-appropriation" clauses which provide that the issuer is not obligated to make payments on the obligation in future years unless funds have been appropriated for this purpose each year. Accordingly, such obligations are subject to "non-appropriation" risk. While municipal leases are secured by the underlying capital asset, it may be difficult to dispose of such assets in the event of non-appropriation or other default. All direct investments by the Fund in municipal lease obligations shall be deemed illiquid and shall be valued according to the Fund's Procedures for Valuing Securities current at the time of such valuation.

         INVESTMENT GRADE CORPORATE DEBT OBLIGATIONS. Each Fund (except AIM Limited Maturity Treasury Fund) may invest in U.S. dollar-denominated debt obligations issued or guaranteed by U.S. corporations or U.S. commercial banks, U.S. dollar-denominated obligations of foreign issuers and debt obligations of foreign issuers denominated in foreign currencies. Such debt obligations include, among others, bonds, notes, debentures and variable rate demand notes. In choosing corporate debt securities on behalf of a Fund, its investment adviser may consider (i) general economic and financial conditions; (ii) the specific issuer's (a) business and management, (b) cash flow, (c) earnings coverage of interest and dividends, (d) ability to operate under adverse economic conditions, (e) fair market value of assets, and (f) in the case of foreign issuers, unique political, economic or social conditions applicable to such issuer's country; and, (iii) other considerations deemed appropriate.

         A portion of each Fund's assets may be held in cash and high quality, short-term money market instruments such as certificates of deposit, commercial paper, bankers' acceptances, short-term U.S. Government obligations, taxable municipal securities, master notes, and repurchase agreements, pending investment in portfolio securities, to meet anticipated short-term cash needs such as dividend payments or redemptions of shares, or for temporary defensive purposes. The Funds, other than AIM High Yield Fund, AIM Income Fund and AIM Municipal Bond Fund, will purchase only investment grade corporate debt securities.

         JUNK BONDS. Junk bonds are lower-rated or non-rated debt securities. Junk bonds are considered speculative with respect to their capacity to pay interest and repay principal in accordance with the terms of the obligation. While generally providing greater income and opportunity for gain, non-investment grade debt securities are subject to greater risks than higher-rated securities.

         Companies that issue junk bonds are often highly leveraged, and may not have more traditional methods of financing available to them. During an economic downturn or recession, highly leveraged issuers of high yield securities may experience financial stress, and may not have sufficient revenues to meet their interest payment obligations. Economic downturns tend to disrupt the market for junk bonds, lowering their values, and increasing their price volatility. The risk of issuer default is higher with respect to junk bonds because such issues are generally unsecured and are often subordinated to other creditors of the issuer.

         The credit rating of a junk bond does not necessarily address its market value risk, and ratings may from time to time change to reflect developments regarding the issuer's financial condition. The lower the rating of a junk bond, the more speculative its characteristics.

         AIM High Yield Fund, AIM Income Fund and AIM Municipal Bond Fund may have difficulty selling certain junk bonds because they may have a thin trading market. The lack of a liquid secondary market may have an adverse effect on the market price and a Fund's ability to dispose of particular issues and may also make it more difficult for each Fund to obtain accurate market quotations of valuing these assets. In the event a Fund experiences an unexpected level of net redemptions, the Fund could be forced to sell its junk bonds at an unfavorable price. Prices of junk bonds have been found to be less sensitive to fluctuations in interest rates, and more sensitive to adverse economic changes and individual corporate developments than those of higher-rated debt securities.

         LIQUID ASSETS. Cash equivalents include money market instruments (such as certificates of deposit, time deposits, bankers' acceptances from U.S. or foreign banks, and repurchase agreements), shares of affiliated money market funds or high-quality debt obligations (such as U.S. Government obligations, commercial paper, master notes and other short-term corporate instruments and municipal obligations).

         Descriptions of debt securities ratings are found in Appendix A.

Other Investments

         REAL ESTATE INVESTMENT TRUSTS ("REITS"). REITs are trusts that sell equity or debt securities to investors and use the proceeds to invest in real estate or interests therein. A REIT may focus on particular projects, such as apartment complexes, or geographic regions, such as the southeastern United States, or both.


         To the extent consistent with their respective investment objectives and policies, each Fund (except AIM Global Real Estate Fund and AIM Real Estate
Fund) may invest up to 15% of its total assets in equity and/or debt securities issued by REITs. AIM Global Real Estate Fund and AIM Real Estate Fund may invest all of its total assets in equity (common stock, preferred stock, convertible securities) and/or debt securities issued by REITS.

         To the extent that a Fund has the ability to invest in REITs, the Fund could conceivably own real estate directly as a result of a default on the securities it owns. A Fund, therefore, may be subject to certain risks associated with the direct ownership of real estate including difficulties in valuing and trading real estate, declines in the value of real estate, risks related to general and local economic conditions, adverse changes in the climate for real estate, environmental liability risks, increases in property taxes and operating expenses, changes in zoning laws, casualty or condemnation losses, limitations on rents, changes in neighborhood values, the appeal of properties to tenants, and increases in interest rates.

         In addition to the risks described above, equity REITs may be affected by any changes in the value of the underlying property owned by the trusts, while mortgage REITs may be affected by the quality of any credit extended. Equity and mortgage REITs are dependent upon management skill, are not diversified, and are therefore subject to the risk of financing single or a limited number of projects. Such trusts are also subject to heavy cash flow dependency, defaults by borrowers, self-liquidation, and the possibility of failing to maintain an exemption from the 1940 Act. Changes in interest rates may also affect the value of debt securities held by a Fund. By investing in REITs indirectly through a Fund, a shareholder will bear not only his/her proportionate share of the expenses of the Fund, but also, indirectly, similar expenses of the REITs.

         OTHER INVESTMENT COMPANIES. With respect to a Fund's purchase of shares of another investment company, including Affiliated Money Market Funds (defined below), the Fund will indirectly bear its proportionate share of the advisory fees and other operating expenses of such investment company. The Funds have obtained an exemptive order from the SEC allowing them to invest in money market funds that have AIM or an affiliate of AIM as an investment advisor (the "Affiliated Money Market Funds"), provided that investments in Affiliated Money Market Funds do not exceed 25% of the total assets of the investing Fund.

         The following restrictions apply to investments in other investment companies other than Affiliated Money Market Funds: (i) a Fund may not purchase more than 3% of the total outstanding voting stock of another investment company; (ii) a Fund may not invest more than 5% of its total assets in securities issued by another investment company; and (iii) a Fund may not invest more than 10% of its total assets in securities issued by other investment companies.

         DEFAULTED SECURITIES. The Funds may invest in defaulted securities. In order to enforce its rights in defaulted securities, the Funds may be required to participate in various legal proceedings or take possession of and manage assets securing the issuer's obligations on the defaulted securities. This could increase a Fund's operating expenses and adversely affect its net asset value. Any investments by the Funds in defaulted securities will also be considered illiquid securities subject to the limitations described herein, unless AIM determines that such defaulted securities are liquid under guidelines adopted by the Board.

         VARIABLE OR FLOATING RATE INSTRUMENTS. A Fund may invest in securities which have variable or floating interest rates which are readjusted on set dates (such as the last day of the month or calendar quarter) in the case of variable rates or whenever a specified interest rate change occurs in the case of a floating rate instrument. Variable or floating interest rates generally reduce changes in the market price of securities from their original purchase price because, upon readjustment, such rates approximate market rates. Accordingly, as interest rates decrease or increase, the potential for capital appreciation or depreciation is less for variable or floating rate securities than for fixed rate obligations. Many securities with variable or floating interest rates purchased by a Fund are subject to payment of principal and accrued interest (usually within seven days) on the Fund's demand. The terms of such demand instruments require payment of principal and accrued interest by the issuer, a guarantor, and/or a liquidity provider. All variable or floating rate instruments will meet the applicable quality standards of a Fund. AIM will monitor the pricing, quality and liquidity of the variable or floating rate securities held by the Funds.

         ZERO-COUPON AND PAY-IN-KIND SECURITIES. A Fund may invest in zero-coupon or pay-in-kind securities. These securities are debt securities that do not make regular cash interest payments. Zero-coupon securities are sold at a deep discount to their face value. Pay-in-kind securities pay interest through the issuance of additional securities. Because zero-coupon and pay-in-kind securities do not pay current cash income, the price of these securities can be volatile when interest rates fluctuate. While these securities do not pay current cash income, federal tax law requires the holders of zero-coupon and pay-in-kind securities to include in income each year the portion of the original issue discount (or deemed discount) and other non-cash income on such securities accrued during that year. In order to qualify as a "regulated investment company" under the Internal Revenue Code of 1986, as amended (the "Code") and to avoid certain excise taxes, AIM Short Term Bond Fund and AIM Total Return Bond Fund may be required to distribute a portion of such discount and income, and may be required to dispose of other portfolio securities, which could occur during periods of adverse market prices, in order to generate sufficient cash to meet these distribution requirements.

         SYNTHETIC MUNICIPAL INSTRUMENTS. AIM believes that certain synthetic municipal instruments provide opportunities for mutual funds to invest in high credit quality securities providing attractive returns, even in market conditions where the supply of short-term tax-exempt instruments may be limited. AIM Municipal Bond Fund may invest in synthetic municipal instruments the value of and return on which are derived from underlying securities. Synthetic municipal instruments comprise a large percentage of tax-exempt securities eligible for purchase by tax-exempt money market funds. The types of synthetic municipal instruments in which the Fund may invest include tender option bonds and variable rate trust certificates. Both types of instruments involve the deposit into a trust or custodial account of one or more long-term tax-exempt bonds or notes ("Underlying Bonds"), and the sale of certificates evidencing interests in the trust or custodial account to investors such as the Fund. The trustee or custodian receives the long-term fixed rate interest payments on the Underlying Bonds, and pays certificate holders short-term floating or variable interest rates which are reset periodically. A "tender option bond" provides a certificate holder with the conditional right to sell its certificate to the Sponsor or some designated third party at specified intervals and receive the par value of the certificate plus accrued interest (a demand feature). A "variable rate trust certificate" evidences an interest in a trust entitling the certificate holder to receive variable rate interest based on prevailing short-term interest rates and also typically providing the certificate holder with the conditional demand feature the right to tender its certificate at par value plus accrued interest.

         All synthetic municipal instruments must meet the minimum quality standards for the Fund's investments and must present minimal credit risks. In selecting synthetic municipal instruments for the Fund, AIM considers the creditworthiness of the issuer of the Underlying Bond, the Sponsor and the party providing certificate holders with a conditional right to sell their certificates at stated times and prices (a demand feature). Typically, a certificate holder cannot exercise the demand feature upon the occurrence of certain conditions, such as where the issuer of the Underlying Bond defaults on interest payments. Moreover, because synthetic municipal instruments involve a trust or custodial account and a third party conditional demand feature, they involve complexities and potential risks that may not be present where a municipal security is owned directly.

         The tax-exempt character of the interest paid to certificate holders is based on the assumption that the holders have an ownership interest in the Underlying Bonds; however, the Internal Revenue Service has not issued a ruling addressing this issue. In the event the Internal Revenue Service issues an adverse ruling or successfully litigates this issue, it is possible that the interest paid to the Fund on certain synthetic municipal instruments would be deemed to be taxable. The Fund relies on opinions of special tax counsel on this ownership question and opinions of bond counsel regarding the tax-exempt character of interest paid on the Underlying Bonds.

Investment Techniques

         DELAYED DELIVERY TRANSACTIONS. Delayed delivery transactions, also referred to as forward commitments, involve commitments by a Fund to dealers or issuers to acquire or sell securities at a specified future date beyond the customary settlement for such securities. These commitments may fix the payment price and interest rate to be received or paid on the investment. A Fund may purchase securities on a delayed delivery basis to the extent it can anticipate having available cash on settlement date. Delayed delivery agreements will not be used as a speculative or leveraging technique.

         Investment in securities on a delayed delivery basis may increase a Fund's exposure to market fluctuation and may increase the possibility that the Fund will incur short-term gains subject to federal taxation or short-term losses if the Fund must engage in portfolio transactions in order to honor a delayed delivery commitment. Until the settlement date, a Fund will segregate liquid assets of a dollar value sufficient at all times to make payment for the delayed delivery transactions. Such segregated liquid assets will be marked-to-market daily, and the amount segregated will be increased if necessary to maintain adequate coverage of the delayed delivery commitments. No additional delayed delivery agreements or when-issued commitments (as described below) will be made by a Fund if, as a result, more than 25% of the Fund's total assets would become so committed.

         The delayed delivery securities, which will not begin to accrue interest or dividends until the settlement date, will be recorded as an asset of a Fund and will be subject to the risk of market fluctuation. The purchase price of the delayed delivery securities is a liability of a Fund until settlement. Absent extraordinary circumstances, a Fund will not sell or otherwise transfer the delayed delivery securities prior to settlement.

         A Fund may enter into buy/sell back transactions (a form of delayed delivery agreement). In a buy/sell back transaction, a Fund enters a trade to sell securities at one price and simultaneously enters a trade to buy the same securities at another price for settlement at a future date.

         WHEN-ISSUED SECURITIES. Purchasing securities on a "when-issued" basis means that the date for delivery of and payment for the securities is not fixed at the date of purchase, but is set after the securities are issued. The payment obligation and, if applicable, the interest rate that will be received on the securities are fixed at the time the buyer enters into the commitment. A Fund will only make commitments to purchase such securities with the intention of actually acquiring such securities, but the Fund may sell these securities before the settlement date if it is deemed advisable.

         Securities purchased on a when-issued basis and the securities held in a Fund's portfolio are subject to changes in market value based upon the public's perception of the creditworthiness of the issuer and, if applicable, changes in the level of interest rates. Therefore, if a Fund is to remain substantially fully invested at the same time that it has purchased securities on a when-issued basis, there will be a possibility that the market value of the Fund's assets will fluctuate to a greater degree. Furthermore, when the time comes for the Fund to meet its obligations under when-issued commitments, the Fund will do so by using then available cash flow, by sale of the segregated liquid assets, by sale of other securities or, although it would not normally expect to do so, by directing the sale of the when-issued securities themselves (which may have a market value greater or less than the Fund's payment obligation).

         Investment in securities on a when-issued basis may increase a Fund's exposure to market fluctuation and may increase the possibility that the Fund will incur short-term gains subject to federal taxation or short-term losses if the Fund must sell another security in order to honor a when-issued commitment. If a Fund purchases a when-issued security, the Fund will segregate liquid assets in an amount equal to the when-issued commitment. If the market value of such segregated assets declines, additional liquid assets will be segregated on a daily basis so that the market value of the segregated assets will equal the amount of the Fund's when-issued commitments. No additional delayed delivery agreements (as described above) or when-issued commitments will be made by a Fund if, as a result, more than 25% of the Fund's total assets would become so committed.

         SHORT SALES. In a short sale, a Fund does not immediately deliver the securities sold and does not receive the proceeds from the sale. A Fund is said to have a short position in the securities sold until it delivers the securities sold, at which time it receives the proceeds of the sale. A Fund will make a short sale, as a hedge, when it believes that the price of a security may decline, causing a decline in the value of a security owned by the Fund or a security convertible into or exchangeable for such security, or when the Fund does not want to sell the security it owns, because it wishes to defer recognition of gain or loss for federal income tax purposes. In such case, any future losses in a Fund's long position should be reduced by a gain in the short position. Conversely, any gain in the long position should be reduced by a loss in the short position. The extent to which such gains or losses are reduced will depend upon the amount of the security sold short relative to the amount a Fund owns, either directly or indirectly, and, in the case where the Fund owns convertible securities, changes in the conversion premium. In determining the number of shares to be sold short against a Fund's position in a convertible security, the anticipated fluctuation in the conversion premium is considered. A Fund may also make short sales to generate additional income from the investment of the cash proceeds of short sales.

         A Fund will only make short sales "against the box," meaning that at all times when a short position is open, the Fund owns an equal amount of such securities or securities convertible into or exchangeable, without payment of any further consideration, for securities of the same issue as, and in an amount equal to, the securities sold short. To secure its obligation to deliver the securities sold short, a Fund will segregate with its custodian an equal amount to the securities sold short or securities convertible into or exchangeable for such securities. Each Fund (except for AIM Limited Maturity Treasury Fund and AIM Money Market Fund) may pledge no more than 10% of its total assets as collateral for short sales against the box.

         MARGIN TRANSACTIONS. None of the Funds will purchase any security on margin, except that each Fund may obtain such short-term credits as may be necessary for the clearance of purchases and sales of portfolio securities. The payment by a Fund of initial or variation margin in connection with futures or related options transactions will not be considered the purchase of a security on margin.


         SWAP AGREEMENTS. AIM Global Real Estate Fund, AIM Real Estate Fund, AIM Short Term Bond Fund, AIM Total Return Bond Fund and AIM Income Fund may enter into interest rate, index and currency exchange rate swap agreements for purposes of attempting to obtain a particular desired return at a lower cost to the Fund than if it had invested directly in an instrument that yielded that desired return. Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than one year. In a standard "swap" transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or "swapped" between the parties are calculated with respect to a "notional amount," i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate, in a particular foreign currency, or in a "basket" of securities representing a particular index. Commonly used swap agreements include: (i) interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or "cap"; (ii) interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified level, or "floor"; and (iii) interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels.


         The "notional amount" of the swap agreement is only a fictitious basis on which to calculate the obligations which the parties to a swap agreement have agreed to exchange. Most swap agreements entered into by the Fund would calculate the obligations on a "net basis." Consequently, the Fund's obligations (or rights) under a swap agreement will generally be equal only to the net amount to be paid or received under the agreement based on the relative values of the positions held by each party to the agreement (the "net amount"). Obligations under a swap agreement will be accrued daily (offset against amounts owing to the Fund) and any accrued but unpaid net amounts owed to a swap counterparty will be covered by segregating liquid assets, to avoid any potential leveraging of the Fund. The Fund will not enter into a swap agreement with any single party if the net amount owed to or to be received under existing contracts with that party would exceed 5% of the Fund's total assets. For a discussion of the tax considerations relating to swap agreements, see "Dividends, Distributions and Tax Matters - Swap Agreements."

         INTERFUND LOANS. Each Fund may lend uninvested cash up to 15% of its net assets to other funds advised by AIM (the "AIM Funds") and each Fund may borrow from other AIM Funds to the extent permitted under such Fund's investment restrictions. During temporary or emergency periods, the percentage of a Fund's net assets that may be loaned to other AIM Funds may be increased as permitted by the SEC. If any interfund borrowings are outstanding, the Fund cannot make any additional investments. If a Fund has borrowed from other AIM Funds and has aggregate borrowings from all sources that exceed 10% of such Fund's total assets, such Fund will secure all of its loans from other AIM Funds. The ability of the Funds to lend its securities to other AIM Funds is subject to certain other terms and conditions.

         BORROWING. The Funds may borrow money to a limited extent for temporary or emergency purposes. If there are unusually heavy redemptions because of changes in interest rates or for any other reason, a Fund may have to sell a portion of its investment portfolio at a time when it may be disadvantageous to do so. Selling fund securities under these circumstances may result in a lower net asset value per share or decreased dividend income, or both. The Trust believes that, in the event of abnormally heavy redemption requests, a Fund's borrowing ability would help to mitigate any such effects and could make the forced sale of their portfolio securities less likely.

         LENDING PORTFOLIO SECURITIES. The Funds may each lend their portfolio securities (principally to broker-dealers) where such loans are callable at any time and are continuously secured by segregated collateral equal to no less than the market value, determined daily, of the loaned securities. Such collateral will be cash, letters of credit, or debt securities issued or guaranteed by the U.S. Government or any of its agencies. Each Fund may lend portfolio securities to the extent of one-third of its total assets.

         The Funds would continue to receive the income on loaned securities and would, at the same time, earn interest on the loan collateral or on the investment of any cash collateral. A Fund will not have the right to vote securities while they are lent, but it can call a loan in anticipation of an important vote. Any cash collateral pursuant to these loans would be invested in short-term money market instruments or Affiliated Money Market Funds. Lending securities entails a risk of loss to the Funds if and to the extent that the market value of the securities loaned increases and the collateral is not increased accordingly or in the event of default by the borrower. The Fund could also experience delays and costs in gaining access to the collateral.

         REPURCHASE AGREEMENTS. Repurchase agreements are agreements under which a Fund acquires ownership of a security from a broker-dealer or bank that agrees to repurchase the security at a mutually agreed upon time and price (which is higher than the purchase price), thereby determining the yield during a Fund's holding period. A Fund may, however, enter into a "continuing contract" or "open" repurchase agreement under which the seller is under a continuing obligation to repurchase the underlying obligation from the Fund on demand and the effective interest rate is negotiated on a daily basis. Each of the Funds may engage in repurchase agreement transactions involving the types of securities in which it is permitted to invest.

         If the seller of a repurchase agreement fails to repurchase the security in accordance with the terms of the agreement, a Fund might incur expenses in enforcing its rights, and could experience losses, including a decline in the value of the underlying security and loss of income. The securities underlying a repurchase agreement will be marked-to-market every business day so that the value of such securities is at least equal to the investment value of the repurchase agreement, including any accrued interest thereon.

         The Funds may invest their cash balances in joint accounts with other AIM Funds for the purpose of investing in repurchase agreements with maturities not to exceed 60 days, and in certain other money market instruments with remaining maturities not to exceed 90 days. Repurchase agreements are considered loans by a Fund under the 1940 Act.

         AIM Limited Maturity Treasury Fund's investment policies permit it to invest in repurchase agreements with banks and broker-dealers pertaining to U.S. Treasury obligations. However, in order to maximize the Fund's dividends which are exempt from state income taxation, as a matter of operating policy, the Fund does not currently invest in repurchase agreements.

         REVERSE REPURCHASE AGREEMENTS. Reverse repurchase agreements are agreements that involve the sale of securities held by a Fund to financial institutions such as banks and broker-dealers, with an agreement that the Fund will repurchase the securities at an agreed upon price and date. A Fund may employ reverse repurchase agreements (i) for temporary emergency purposes, such as to meet unanticipated net redemptions so as to avoid liquidating other portfolio securities during unfavorable market conditions; (ii) to cover short-term cash requirements resulting from the timing of trade settlements (except AIM Limited Maturity Treasury Fund); or (iii) to take advantage of market situations where the interest income to be earned from the investment of the proceeds of the transaction is greater than the interest expense of the transaction. At the time it enters into a reverse repurchase agreement, a Fund will segregate liquid assets (U.S. Treasury obligations in the case of AIM Limited Maturity Treasury Fund) having a dollar value equal to the repurchase price, and will subsequently continually monitor the account to ensure that such equivalent value is maintained at all times. Reverse repurchase agreements involve the risk that the market value of securities to be purchased by the Fund may decline below the price at which it is obligated to repurchase the securities, or that the other party may default on its obligation, so that the Fund is delayed or prevented from completing the transaction. Reverse repurchase agreements are considered borrowings by a Fund under the 1940 Act.

         DOLLAR ROLLS. AIM Income Fund, AIM Intermediate Government Fund, AIM Short Term Bond Fund and AIM Total Return Bond Fund may engage in dollar roll transactions with respect to mortgage securities issued by GNMA, FNMA and FHLMC. A dollar roll involves the sale of a security, with an agreement to repurchase a substantially similar (i.e., same type, coupon and maturity) security at an agreed upon price and date. The mortgage securities that are purchased will bear the same interest rate as those sold, but will generally be collateralized by different pools of mortgages with different prepayment histories. During the period between the sale and repurchase, a Fund will not be entitled to receive interest and principal payments on the securities sold. Proceeds of the sale will be invested in short-term instruments, and the income from these investments, together with any additional fee income received on the sale, could generate income for a Fund exceeding the yield on the sold security.

         Dollar roll transactions involve the risk that the market value of the securities retained by the Fund may decline below the price of the securities that the Fund has sold but is obligated to repurchase under the agreement. In the event the buyer of securities under a dollar roll transaction files for bankruptcy or becomes insolvent, the Fund's use of the proceeds from the sale of the securities may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the Fund's obligation to repurchase the securities. At the time a Fund enters into a dollar roll, it will segregate liquid assets having a dollar value equal to the repurchase price, and will monitor the account to ensure that such equivalent value is maintained. The Funds typically enter into dollar roll transactions on mortgage securities to enhance their return either on an income or total return basis or to manage pre-payment risk. Dollar rolls are considered borrowings by a Fund under the 1940 Act.

         ILLIQUID SECURITIES. Illiquid securities are securities that cannot be disposed of within seven days in the normal course of business at the price at which they are valued. Illiquid securities may include securities that are subject to restrictions on resale because they have not been registered under the Securities Act of 1933, as amended (the "1933 Act"). Restricted securities may, in certain circumstances, be resold pursuant to Rule 144A under the 1933 Act and thus may or may not constitute illiquid securities.

         Each Fund (except AIM Money Market Fund) may invest up to 15% of its net assets in securities that are illiquid. AIM Money Market Fund may invest up to 10% of its net assets in securities that are illiquid, including repurchase agreements with remaining maturities in excess of seven (7) days. Limitations on the resale of restricted securities may have an adverse effect on their marketability, which may prevent a Fund from disposing of them promptly at reasonable prices. A Fund may have to bear the expense of registering such securities for resale, and the risk of substantial delays in effecting such registrations.

         RULE 144A SECURITIES. Rule 144A securities are securities which, while privately placed, are eligible for purchase and resale pursuant to Rule 144A under the 1933 Act. This Rule permits certain qualified institutional buyers, such as the Funds, to trade in privately placed securities even though such securities are not registered under the 1933 Act. AIM, under the supervision of the Board, will consider whether securities purchased under Rule 144A are illiquid and thus subject to the Funds' restriction on investment in illiquid securities. Determination of whether a Rule 144A security is liquid or not is a question of fact. In making this determination AIM will consider the trading markets for the specific security taking into account the unregistered nature of a Rule 144A security. In addition, AIM could consider the (i) frequency of trades and quotes; (ii) number of dealers and potential purchasers; (iii) dealer undertakings to make a market; and (iv) nature of the security and of market place trades (for example, the time needed to dispose of the security, the method of soliciting offers and the mechanics of transfer). AIM will also monitor the liquidity of Rule 144A securities and, if as a result of changed conditions, AIM determines that a Rule 144A security is no longer liquid, AIM will review a Fund's holdings of illiquid securities to determine what, if any, action is required to assure that such Fund complies with its restriction on investment in illiquid securities. Investing in Rule 144A securities could increase the amount of each Fund's investments in illiquid securities if qualified institutional buyers are unwilling to purchase such securities.

         UNSEASONED ISSUERS. Investments in the equity securities of companies having less than three years' continuous operations (including operations of any predecessor) involve more risk than investments in the securities of more established companies because unseasoned issuers have only a brief operating history and may have more limited markets and financial resources. As a result, securities of unseasoned issuers tend to be more volatile than securities of more established companies.

         SALE OF MONEY MARKET SECURITIES. AIM Money Market Fund does not seek profits through short-term trading and will generally hold portfolio securities to maturity. However, AIM may seek to enhance the yield of the Fund by taking advantage of yield disparities that occur in the money markets. For example, market conditions frequently result in similar securities trading at different prices. AIM may dispose of any portfolio security prior to its maturity if such disposition and reinvestment of proceeds are expected to enhance yield consistent with AIM's judgment as to desirable portfolio maturity structure. AIM may also dispose of any portfolio security prior to maturity to meet redemption requests, and as a result of a revised credit evaluation of the issuer or other circumstances or considerations. The Fund's policy of investing in securities with maturities of 397 days or less will result in high portfolio turnover. Since brokerage commissions are not normally paid on investments of the type made by the Fund, the high turnover should not adversely affect the Fund's net income.

Derivatives


         AIM Global Real Estate Fund, AIM High Yield Fund, AIM Income Fund, AIM Intermediate Government Fund, AIM Real Estate Fund, AIM Short Term Bond Fund and AIM Total Return Bond Fund may each invest in forward currency contracts (except for AIM Intermediate Government Fund and AIM Short Term Bond Fund), futures contracts, options on securities, options on indices, options on currencies, and options on futures contracts to attempt to hedge against the overall level of investment and currency risk normally associated with each Fund's investments. AIM Global Real Estate Fund and AIM Real Estate Fund may also invest in equity-linked derivative products designed to replicate the composition and performance of particular indices. AIM High Yield Fund and AIM Income Fund may also invest in fixed-rate certificates ("TRAINS") that represent fractional undivided interests in the assets of a Targeted Return Index Securities Trust. These instruments are often referred to as "derivatives," which may be defined as financial instruments whose performance is derived, at least in part, from the performance of another asset (such as a security, currency or an index of securities).


         AIM Limited Maturity Treasury Fund, AIM Money Market Fund and AIM Municipal Bond Fund may not invest in puts, calls, straddles, spreads or any combination thereof, except, however, AIM Municipal Bond Fund may purchase and sell options on financial futures contracts and may sell covered call options.

         EQUITY-LINKED DERIVATIVES. Equity-Linked Derivatives are interests in a securities portfolio designed to replicate the composition and performance of a particular index. Equity-Linked Derivatives are exchange traded. The performance results of Equity-Linked Derivatives will not replicate exactly the performance of the pertinent index due to transaction and other expenses, including fees to service providers, borne by the Equity-Linked Derivatives. Examples of such products include S&P Depositary Receipts ("SPDRs"), World Equity Benchmark Series ("WEBs"), NASDAQ 100 tracking shares ("QQQs"), Dow Jones Industrial Average Instruments ("DIAMONDS") and Optimised Portfolios As Listed Securities ("OPALS"). Investments in Equity-Linked Derivatives involve the same risks associated with a direct investment in the types of securities included in the indices such products are designed to track. There can be no assurance that the trading price of the Equity-Linked Derivatives will equal the underlying value of the basket of securities purchased to replicate a particular index or that such basket will replicate the index. Investments in Equity-Linked Derivatives may constitute investments in other investment companies and, therefore, a Fund may be subject to the same investment restrictions with Equity-Linked Derivatives as with other investment companies. See "Other Investment Companies."

         BUNDLED SECURITIES. In lieu of investing directly in securities appropriate for AIM High Yield Fund and AIM Income Fund, the Funds may from time to time invest in trust certificates (such as TRAINS) or similar instruments representing a fractional undivided interest in an underlying pool of such appropriate securities. The Funds will be permitted at any time to exchange such certificates for the underlying securities evidenced by such certificates. To that extent, such certificates are generally subject to the same risks as the underlying securities. The Funds will examine the characteristics of the underlying securities for compliance with most investment criteria but will determine liquidity with reference to the certificates themselves. To the extent that such certificates involve interest rate swaps or other derivative devices, a Fund may invest in such certificates if the Fund is permitted to engage in interest rate swaps or other such derivative devices.

         PUT AND CALL OPTIONS. A call option gives the purchaser the right to buy the underlying security, contract or foreign currency at the stated exercise price at any time prior to the expiration of the option (or on a specified date if the option is a European style option), regardless of the market price or exchange rate of the security, contract or foreign currency, as the case may be at the time of exercise. If the purchaser exercises the call option, the writer of a call option is obligated to sell the underlying security, contract or foreign currency. A put option gives the purchaser the right to write (sell) the underlying security, contract or foreign currency at the stated exercise price at any time prior to the expiration date of the option (or on a specified date if the option is a European style option), regardless of the market price or exchange rate of the security, contract or foreign currency, as the case may be at the time of exercise. If the purchaser exercises the put option, the writer of a put option is obligated to buy the underlying security, contract or foreign currency. The premium paid to the writer is consideration for undertaking the obligations under the option contract. Until an option expires or is offset, the option is said to be "open." When an option expires or is offset, the option is said to be "closed."

         A Fund will not write (sell) options if, immediately after such sale, the aggregate value of securities or obligations underlying the outstanding options exceeds 20% of the Fund's total assets. A Fund will not purchase options if, at the time of the investment, the aggregate premiums paid for the options will exceed 5% of the Fund's total assets.

         Pursuant to federal securities rules and regulations, if a Fund writes options it may be required to set aside assets to reduce the risks associated with writing those options. This process is described in more detail below in the section "Cover."

         Writing Options. A Fund may write put and call options in an attempt to realize, through the receipt of premiums, a greater current return than would be realized on the underlying security, contract, or foreign currency alone. A Fund may only write a call option on a security if it owns an equal amount of such securities or securities convertible into, or exchangeable, without payment of further consideration, for securities of the same issue as, and equal in amount to, the securities subject to the call option. In return for the premium received for writing a call option, the Fund foregoes the opportunity for profit from a price increase in the underlying security, contract, or foreign currency above the exercise price so long as the option remains open, but retains the risk of loss should the price of the security, contract, or foreign currency decline.

         A Fund may write a put option without owning the underlying security if it covers the option as described below in the section "Cover." A Fund may only write a put option on a security as part of an investment strategy, and not for speculative purposes. In return for the premium received for writing a put option, the Fund assumes the risk that the price of the underlying security, contract, or foreign currency will decline below the exercise price, in which case the put would be exercised and the Fund would suffer a loss.

         If an option that a Fund has written expires, it will realize a gain in the amount of the premium; however, such gain may be offset by a decline in the market value of the underlying security, contract or currency during the option period. If the call option is exercised, a Fund will realize a gain or loss from the sale of the underlying security, contract or currency, which will be increased or offset by the premium received. A Fund would write a put option at an exercise price that, reduced by the premium received on the option, reflects the price it is willing to pay for the underlying security, contract or currency. The obligation imposed upon the writer of an option is terminated upon the expiration of the option, or such earlier time at which a Fund effects a closing purchase transaction by purchasing an option (put or call as the case may be) identical to that previously sold.

         Writing call options can serve as a limited hedge because declines in the value of the hedged investment would be offset to the extent of the premium received for writing the option. Closing transactions may be effected in order to realize a profit on an outstanding call option, to prevent an underlying security, contract or currency from being called or to permit the sale of the underlying security, contract or currency. Furthermore, effecting a closing transaction will permit a Fund to write another call option on the underlying security, contract or currency with either a different exercise price or expiration date, or both.

         Purchasing Options. A Fund may purchase a call option for the purpose of acquiring the underlying security, contract or currency for its portfolio. The Fund is not required to own the underlying security in order to purchase a call option, and may only cover this transaction with cash, liquid assets and/or short-term debt securities. Utilized in this fashion, the purchase of call options would enable a Fund to acquire the security, contract or currency at the exercise price of the call option plus the premium paid. So long as it holds such a call option, rather than the underlying security or currency itself, the Fund is partially protected from any unexpected increase in the market price of the underlying security, contract or currency. If the market price does not exceed the exercise price, the Fund could purchase the security on the open market and could allow the call option to expire, incurring a loss only to the extent of the premium paid for the option. The Funds may also purchase call options on underlying securities, contracts or currencies against which it has written other call options. For example, where a Fund has written a call option on an underlying security, rather than entering a closing transaction of the written option, it may purchase a call option with a different exercise strike and/or expiration date that would eliminate some or all of the risk associated with the written call. Used in combinations, these strategies are commonly referred to as "call spreads."

         A Fund may only purchase a put option on an underlying security, contract or currency ("protective put") owned by the Fund in order to protect against an anticipated decline in the value of the security, contract or currency. Such hedge protection is provided only during the life of the put option. The premium paid for the put option and any transaction costs would reduce any profit realized when the security, contract or currency is delivered upon the exercise of the put option. Conversely, if the underlying security, contract or currency does not decline in value, the option may expire worthless and the premium paid for the protective put would be lost. A Fund may also purchase put options on underlying securities, contracts or currencies against which it has written other put options. For example, where a Fund has written a put option on an underlying security, rather than entering a closing transaction of the written option, it may purchase a put option with a different exercise price and/or expiration date that would eliminate some or all of the risk associated with the written put. Used in combinations, these strategies are commonly referred to as "put spreads." Likewise, a Fund may write call options on underlying securities, contracts or currencies against which it has purchased protective put options. This strategy is commonly referred to as a "collar."

         Over-The-Counter Options. Options may be either listed on an exchange or traded in over-the-counter ("OTC") markets. Listed options are third-party contracts (i.e., performance of the obligations of the purchaser and seller is guaranteed by the exchange or clearing corporation) and have standardized strike prices and expiration dates. OTC options are two-party contracts with negotiated strike prices and expiration dates. A Fund will not purchase an OTC option unless it believes that daily valuations for such options are readily obtainable. OTC options differ from exchange-traded options in that OTC options are transacted with dealers directly and not through a clearing corporation (which guarantees performance). Consequently, there is a risk of non-performance by the dealer. Since no exchange is involved, OTC options are valued on the basis of an average of the last bid prices obtained from dealers, unless a quotation from only one dealer is available, in which case only that dealer's price will be used. In the case of OTC options, there can be no assurance that a liquid secondary market will exist for any particular option at any specific time. Because purchased OTC options in certain cases may be difficult to dispose of in a timely manner, the Fund may be required to treat some or all of these options (i.e., the market value) as illiquid securities. Although a Fund will enter into OTC options only with dealers that are expected to be capable of entering into closing transactions with it, there is no assurance that the Fund will in fact be able to close out an OTC option position at a favorable price prior to expiration. In the event of insolvency of the dealer, a Fund might be unable to close out an OTC option position at any time prior to its expiration.

         Index Options. Index options (or options on securities indices) are similar in many respects to options on securities, except that an index option gives the holder the right to receive, upon exercise, cash instead of securities, if the closing level of the securities index upon which the option is based is greater than, in the case of a call, or less than, in the case of a put, the exercise price of the option. The amount of cash is equal to the difference between the closing price of the index and the exercise price of the call or put times a specified multiple (the "multiplier"), which determines the total dollar value for each point of such difference.

         The risks of investment in index options may be greater than options on securities. Because index options are settled in cash, when a Fund writes a call on an index it cannot provide in advance for its potential settlement obligations by acquiring and holding the underlying securities. A Fund can offset some of the risk of writing a call index option position by holding a diversified portfolio of securities similar to those on which the underlying index is based. However, the Fund cannot, as a practical matter, acquire and hold a portfolio containing exactly the same securities as underlie the index and, as a result, bears a risk that the value of the securities held will not be perfectly correlated with the value of the index.

         Pursuant to federal securities rules and regulations, if a Fund writes index options it may be required to set aside assets to reduce the risks associated with writing those options. This process is described in more detail below in the section "Cover."

         STRADDLES. The Funds, for hedging purposes, may write straddles (combinations of put and call options on the same underlying security) to adjust the risk and return characteristics of the Funds' overall position. A possible combined position would involve writing a covered call option at one strike price and buying a call option at a lower price, in order to reduce the risk of the written covered call option in the event of a substantial price increase. Because combined options positions involve multiple trades, they result in higher transaction costs and may be more difficult to open and close out.

         WARRANTS. Warrants are, in effect, longer-term call options. They give the holder the right to purchase a given number of shares of a particular company at specified prices within certain periods of time. The purchaser of a warrant expects that the market price of the security will exceed the purchase price of the warrant plus the exercise price of the warrant, thus giving him a profit. Since the market price may never exceed the exercise price before the expiration date of the warrant, the purchaser of the warrant risks the loss of the entire purchase price of the warrant. Warrants generally trade in the open market and may be sold rather than exercised. Warrants are sometimes sold in unit form with other securities of an issuer. Units of warrants and common stock may be employed in financing young, unseasoned companies. The purchase price of a warrant varies with the exercise price of the warrant, the current market value of the underlying security, the life of the warrant and various other investment factors.

         FUTURES CONTRACTS AND OPTIONS ON FUTURES CONTRACTS. A Futures Contract is a two party agreement to buy or sell a specified amount of a specified security or currency (or delivery of a cash settlement price, in the case of an index future) for a specified price at a designated date, time and place (collectively, "Futures Contracts"). A stock index Futures Contract provides for the delivery, at a designated date, time and place, of an amount of cash equal to a specified dollar amount times the difference between the stock index value at the close of trading on the contract and the price agreed upon in the Futures Contract; no physical delivery of stocks comprising the index is made. Brokerage fees are incurred when a Futures Contract is bought or sold, and margin deposits must be maintained at all times when a Futures Contract is outstanding.

         A Fund will enter into Futures Contracts for hedging purposes only; that is, Futures Contracts will be sold to protect against a decline in the price of securities or currencies that the Fund owns, or Futures Contracts will be purchased to protect the Fund against an increase in the price of securities or currencies it has committed to purchase or expects to purchase. A Fund's hedging may include sales of Futures Contracts as an offset against the effect of expected increases in interest rates, and decreases in currency exchange rates and stock prices, and purchases of Futures Contracts as an offset against the effect of expected declines in interest rates, and increases in currency exchange rates or stock prices.

         The Funds currently may not invest in any security (including futures contracts or options thereon) that is secured by physical commodities.

         The Funds will only enter into Futures Contracts that are traded (either domestically or internationally) on futures exchanges and are standardized as to maturity date and underlying financial instrument. Futures exchanges and trading thereon in the United States are regulated under the Commodity Exchange Act and by the Commodity Futures Trading Commission ("CFTC"). Foreign futures exchanges and trading thereon are not regulated by the CFTC and are not subject to the same regulatory controls. For a further discussion of the risks associated with investments in foreign securities, see "Foreign Investments" in this Statement of Additional Information.

         Closing out an open Futures Contract is effected by entering into an offsetting Futures Contract for the same aggregate amount of the identical financial instrument or currency and the same delivery date. There can be no assurance, however, that a Fund will be able to enter into an offsetting transaction with respect to a particular Futures Contract at a particular time. If a Fund is not able to enter into an offsetting transaction, it will continue to be required to maintain the margin deposits on the Futures Contract.

         "Margin" with respect to Futures Contracts is the amount of funds that must be deposited by a Fund in order to initiate Futures Contracts trading and maintain its open positions in Futures Contracts. A margin deposit made when the Futures Contract is entered ("initial margin") is intended to ensure the Fund's performance under the Futures Contract. The margin required for a particular Futures Contract is set by the exchange on which the Futures Contract is traded and may be significantly modified from time to time by the exchange during the term of the Futures Contract.

         Subsequent payments, called "variation margin," to and from the futures commission merchant through which a Fund entered into the Futures Contract will be made on a daily basis as the price of the underlying security, currency or index fluctuates making the Futures Contract more or less valuable, a process known as marking-to-market.

         If a Fund were unable to liquidate a Futures Contract or an option on a Futures Contract position due to the absence of a liquid secondary market or the imposition of price limits, it could incur substantial losses. The Fund would continue to be subject to market risk with respect to the position. In addition, except in the case of purchased options, the Fund would continue to be required to make daily variation margin payments and might be required to maintain the position being hedged by the Futures Contract or option or to maintain cash or securities in a segregated account.

         OPTIONS ON FUTURES CONTRACTS. Options on Futures Contracts are similar to options on securities or currencies except that options on Futures Contracts give the purchaser the right, in return for the premium paid, to assume a position in a Futures Contract (a long position if the option is a call and a short position if the option is a put) at a specified exercise price at any time during the period of the option. Upon exercise of the option, the delivery of the Futures Contract position by the writer of the option to the holder of the option will be accompanied by delivery of the accumulated balance in the writer's Futures Contract margin account. The Funds currently may not invest in any security (including futures contracts or options thereon) that is secured by physical commodities.

         LIMITATIONS ON FUTURES CONTRACTS AND OPTIONS ON FUTURES CONTRACTS AND ON CERTAIN OPTIONS ON CURRENCIES. To the extent that a Fund enters into Futures Contracts, options on Futures Contracts and options on foreign currencies traded on a CFTC-regulated exchange, in each case other than for bona fide hedging purposes (as defined by the CFTC), the aggregate initial margin and premiums required to establish those positions (excluding the amount by which options are "in-the-money") will not exceed 5% of the total assets of the Fund, after taking into account unrealized profits and unrealized losses on any contracts it has entered into. This guideline may be modified by the Board, without a shareholder vote. This limitation does not limit the percentage of the Fund's assets at risk to 5%.

         Pursuant to federal securities rules and regulations, a Fund's use of Futures Contracts and options on Futures Contracts may require that Fund to set aside assets to reduce the risks associated with using Futures Contracts and options on Futures Contracts. This process is described in more detail below in the section "Cover."

         FORWARD CURRENCY CONTRACTS. A forward currency contract is an obligation, usually arranged with a commercial bank or other currency dealer, to purchase or sell a currency against another currency at a future date and price as agreed upon by the parties. A Fund either may accept or make delivery of the currency at the maturity of the forward currency contract. A Fund may also, if its contra party agrees prior to maturity, enter into a closing transaction involving the purchase or sale of an offsetting contract. Forward currency contracts are traded over-the-counter, and not on organized commodities or securities exchanges. As a result, it may be more difficult to value such contracts, and it may be difficult to enter into closing transactions.

         Each of the Funds may engage in forward currency transactions in anticipation of, or to protect itself against, fluctuations in exchange rates. A Fund may enter into forward currency contracts with respect to a specific purchase or sale of a security, or with respect to its portfolio positions generally. When a Fund purchases a security denominated in a foreign currency for settlement in the near future, it may immediately purchase in the forward market the currency needed to pay for and settle the purchase. By entering into a forward currency contract with respect to the specific purchase or sale of a security denominated in a foreign currency, the Fund can secure an exchange rate between the trade and settlement dates for that purchase or sale transaction. This practice is sometimes referred to as "transaction hedging." Position hedging is the purchase or sale of foreign currency with respect to portfolio security positions denominated or quoted in a foreign currency.

         The cost to a Fund of engaging in forward currency contracts varies with factors such as the currencies involved, the length of the contract period and the market conditions then prevailing. Because forward currency contracts are usually entered into on a principal basis, no fees or commissions are involved. The use of forward currency contracts does not eliminate fluctuations in the prices of the underlying securities a Fund owns or intends to acquire, but it does establish a rate of exchange in advance. In addition, while forward currency contract sales limit the risk of loss due to a decline in the value of the hedged currencies, they also limit any potential gain that might result should the value of the currencies increase.

         Pursuant to federal securities rules and regulations, a Fund's use of forward currency contracts may require that Fund to set aside assets to reduce the risks associated with using forward currency contracts. This process is described in more detail below in the section "Cover."

         COVER. Transactions using forward currency contracts, futures contracts and options (other than options purchased by a Fund) expose a Fund to an obligation to another party. A Fund will not enter into any such transactions unless, in addition to complying with all the restrictions noted in the disclosure above, it owns either (1) an offsetting ("covered") position in securities, currencies, or other options, forward currency contracts or futures contracts or (2) cash, liquid assets and/or short-term debt securities with a value sufficient at all times to cover its potential obligations not covered as provided in (1) above. Each Fund will comply with SEC guidelines regarding cover for these instruments and, if the guidelines so require, set aside cash or liquid securities. To the extent that a futures contract, forward currency contract or option is deemed to be illiquid, the assets used to "cover" the Fund's obligation will also be treated as illiquid for purposes of determining the Fund's maximum allowable investment in illiquid securities.

         Even though options purchased by the Funds do not expose the Funds to an obligation to another party, but rather provide the Funds with a right to exercise, the Funds intend to "cover" the cost of any such exercise. To the extent that a purchased option is deemed illiquid, the Fund will treat the market value of the option (i.e., the amount at risk to the Fund) as illiquid, but will not treat the assets used as cover on such transactions as illiquid.

         Assets used as cover cannot be sold while the position in the corresponding forward currency contract, futures contract or option is open, unless they are replaced with other appropriate assets. If a large portion of a Fund's assets is used for cover or otherwise set aside, it could affect portfolio management or the Fund's ability to meet redemption requests or other current obligations.

         GENERAL RISKS OF OPTIONS, FUTURES AND CURRENCY STRATEGIES. The use by the Funds of options, futures contracts and forward currency contracts involves special considerations and risks, as described below. Risks pertaining to particular strategies are described in the sections that follow.

         (1) Successful use of hedging transactions depends upon AIM's ability to correctly predict the direction of changes in the value of the applicable markets and securities, contracts and/or currencies. While AIM is experienced in the use of these instruments, there can be no assurance that any particular hedging strategy will succeed.

         (2) There might be imperfect correlation, or even no correlation, between the price movements of an instrument (such as an option contract) and the price movements of the investments being hedged. For example, if a "protective put" is used to hedge a potential decline in a security and the security does decline in price, the put option's increased value may not completely offset the loss in the underlying security. Such a lack of correlation might occur due to factors unrelated to the value of the investments being hedged, such as changing interest rates, market liquidity, and speculative or other pressures on the markets in which the hedging instrument is traded.

         (3) Hedging strategies, if successful, can reduce risk of loss by wholly or partially offsetting the negative effect of unfavorable price movements in the investments being hedged. However, hedging strategies can also reduce opportunity for gain by offsetting the positive effect of favorable price movements in the hedged investments.

         (4) There is no assurance that a liquid secondary market will exist for any particular option, futures contract or option thereon or forward currency contract at any particular time.

         (5) As described above, a Fund might be required to maintain assets as "cover," maintain segregated accounts or make margin payments when it takes positions in instruments involving obligations to third parties. If a Fund were unable to close out its positions in such instruments, it might be required to continue to maintain such assets or accounts or make such payments until the position expired or matured. The requirements might impair a Fund's ability to sell a portfolio security or make an investment at a time when it would otherwise be favorable to do so, or require that the Fund sell a portfolio security at a disadvantageous time.

         (6) There is no assurance that a Fund will use hedging transactions. For example, if a Fund determines that the cost of hedging will exceed the potential benefit to the Fund, the Fund will not enter into such transaction.

FUND POLICIES


         FUNDAMENTAL RESTRICTIONS. Each Fund is subject to the following investment restrictions, which may be changed only by a vote of such Fund's outstanding shares, except that AIM Global Real Estate Fund and AIM Real Estate Fund are not subject to restriction (4) and only AIM Municipal Bond Fund is subject to restriction (9). Fundamental restrictions may be changed only by a vote of the lesser of (i) 67% or more of the Fund's shares present at a meeting if the holders of more than 50% of the outstanding shares are present in person or represented by proxy, or (ii) more than 50% of the Fund's outstanding shares. Any investment restriction that involves a maximum or minimum percentage of securities or assets (other than with respect to borrowing) shall not be considered to be violated unless an excess over or a deficiency under the percentage occurs immediately after, and is caused by, an acquisition or disposition of securities or utilization of assets by the Fund.


         (1) The Fund is a "diversified company" as defined in the 1940 Act. The Fund will not purchase the securities of any issuer if, as a result, the Fund would fail to be a diversified company within the meaning of the 1940 Act, and the rules and regulations promulgated thereunder, as such statute, rules and regulations are amended from time to time or are interpreted from time to time by the SEC staff (collectively, the "1940 Act Laws and Interpretations") or except to the extent that the Fund may be permitted to do so by exemptive order or similar relief (collectively, with the 1940 Act Laws and Interpretations, the "1940 Act Laws, Interpretations and Exemptions"). In complying with this restriction, however, the Fund may purchase securities of other investment companies to the extent permitted by the 1940 Act Laws, Interpretations and Exemptions.

         (2) The Fund may not borrow money or issue senior securities, except as permitted by the 1940 Act Laws, Interpretations and Exemptions.

         (3) The Fund may not underwrite the securities of other issuers. This restriction does not prevent the Fund from engaging in transactions involving the acquisition, disposition or resale of its portfolio securities, regardless of whether the Fund may be considered to be an underwriter under the 1933 Act.

         (4) The Fund will not make investments that will result in the concentration (as that term may be defined or interpreted by the 1940 Act Laws, Interpretations and Exemptions) of its investments in the securities of issuers primarily engaged in the same industry. This restriction does not limit the Fund's investments in (i) obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities, (ii) tax-exempt obligations issued by governments or political subdivisions of governments, or (iii) with respect to AIM Money Market Fund, bank instruments. In complying with this restriction, the Fund will not consider a bank-issued guaranty or financial guaranty insurance as a separate security.


         AIM Global Real Estate Fund and AIM Real Estate Fund will concentrate (as such term may be defined or interpreted by the 1940 Act Laws, Interpretations and Exemptions) its investments in the securities of domestic and foreign real estate and real estate-related companies. For purposes of AIM Global Real Estate Fund and AIM Real Estate Fund's fundamental restriction regarding industry concentration, real estate and real estate-related companies shall consist of companies (i) that at least 50% of its assets, gross income or net profits are attributable to ownership, construction, management, or sale of residential, commercial or industrial real estate, including listed equity REITs that own property, and mortgage REITs which make short-term construction and development mortgage loans or which invest in long-term mortgages or mortgage pools, or (ii) whose products and services are related to the real estate industry, such as manufacturers and distributors of building supplies and financial institutions which issue or service mortgages.

         (5) The Fund may not purchase real estate or sell real estate unless acquired as a result of ownership of securities or other instruments. This restriction does not prevent the Fund from investing in issuers that invest, deal, or otherwise engage in transactions in real estate or interests therein, or investing in securities that are secured by real estate or interests therein.

         (6) The Fund may not purchase physical commodities or sell physical commodities unless acquired as a result of ownership of securities or other instruments. This restriction does not prevent the Fund from engaging in transactions involving futures contracts and options thereon or investing in securities that are secured by physical commodities.

         (7) The Fund may not make personal loans or loans of its assets to persons who control or are under common control with the Fund, except to the extent permitted by 1940 Act Laws, Interpretations and Exemptions. This restriction does not prevent the Fund from, among other things, purchasing debt obligations, entering into repurchase agreements, loaning its assets to broker-dealers or institutional investors, or investing in loans, including assignments and participation interests.

         (8) The Fund may, notwithstanding any other fundamental investment policy or limitation, invest all of its assets in the securities of a single open-end management investment company with substantially the same fundamental investment objectives, policies and restrictions as the Fund.

         (9) Under normal circumstances, AIM Municipal Bond Fund will invest at least 80% of the value of its assets (as that term may be defined or interpreted by the 1940 Act Laws, Interpretations and Exemptions) in investments the income from which is exempt from federal income tax under regular tax rules.

         The investment restrictions set forth above provide each of the Funds with the ability to operate under new interpretations of the 1940 Act or pursuant to exemptive relief from the SEC without receiving prior shareholder approval of the change. Even though each of the Funds has this flexibility, the Board has adopted non-fundamental restrictions for each of the Funds relating to certain of these restrictions which the Funds' advisor and, when applicable, the Fund's sub-advisor must follow in managing the Funds. Any changes to these non-fundamental restrictions, which are set forth below, require the approval of the Board.


         NON-FUNDAMENTAL RESTRICTIONS. The following non-fundamental investment restrictions apply to each of the Funds, except AIM Global Real Estate Fund and AIM Real Estate Fund is not subject to restriction (3). They may be changed for any Fund without approval of that Fund's voting securities.


         (1) In complying with the fundamental restriction regarding issuer diversification, the Fund will not, with respect to 75% of its total assets (and for AIM Money Market Fund with respect to 100% of its total assets), purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities), if, as a result,
(i) more than 5% of the Fund's total assets would be invested in the securities of that issuer, except as permitted by Rule 2a-7 under the 1940 Act, or (ii) the Fund would hold more than 10% of the outstanding voting securities of that issuer. The Fund may (i) purchase securities of other investment companies as permitted by Section 12(d)(1) of the 1940 Act and (ii) invest its assets in securities of other money market funds and lend money to other AIM Funds, subject to the terms and conditions of any exemptive orders issued by the SEC. In addition, in complying with the fundamental restriction regarding issuer diversification, AIM Municipal Bond Fund will regard each state and political subdivision, agency or instrumentality, and each multi-state agency of which such state is a member, as a separate issuer.

         (2) In complying with the fundamental restriction regarding borrowing money and issuing senior securities, the Fund may borrow money in an amount not exceeding 33 1/3% of its total assets (including the amount borrowed) less liabilities (other than borrowings). The Fund may borrow from banks, broker-dealers or an AIM Fund. The Fund may not borrow for leveraging, but may borrow for temporary or emergency purposes, in anticipation of or in response to adverse market conditions, or for cash management purposes. The Fund may not purchase additional securities when any borrowings from banks exceed 5% of the Fund's total assets or when any borrowings from an AIM Fund are outstanding.

         (3) In complying with the fundamental restriction regarding industry concentration, the Fund may invest up to 25% of its total assets in the securities of issuers whose principal business activities are in the same industry. For purposes of AIM Limited Maturity Treasury Fund's fundamental restriction regarding industry concentration, the United States Government shall not be considered an industry.

         (4) In complying with the fundamental restriction with regard to making loans, the Fund may lend up to 33 1/3% of its total assets and may lend money to an AIM Fund, on such terms and conditions as the SEC may require in an exemptive order.

         (5) Notwithstanding the fundamental restriction with regard to investing all assets in an open-end fund, the Fund may not invest all of its assets in the securities of a single open-end management investment company with the same fundamental investment objectives, policies and restrictions as the Fund.

         (6) Notwithstanding the fundamental restriction with regard to engaging in transactions involving futures contracts and options thereon or investing in securities that are secured by physical commodities, the Fund currently may not invest in any security (including futures contracts or options thereon) that is secured by physical commodities.

         (7) The Fund may not acquire any securities of registered open-end investment companies or registered unit investment trusts in reliance on Sections 12(d)(1)(F) or 12(d)(1)(G) of the 1940 Act.

              ADDITIONAL NON-FUNDAMENTAL POLICIES.  As non-fundamental policies:

         (1) AIM High Yield Fund normally invests at least 80% of its assets in non-investment grade debt securities, i.e., "junk bonds". For purposes of the foregoing sentence, "assets" means net assets, plus the amount of any borrowings for investment purposes. The Fund will provide written notice to its shareholders prior to any change to this policy, as required by the 1940 Act Laws, Interpretations and Exemptions.

         (2) AIM Intermediate Government Fund normally invests at least 80% of its assets in debt securities issued, guaranteed or otherwise backed by the U.S. government. For purposes of the foregoing sentence, "assets" means net assets, plus the amount of any borrowings for investment purposes. The Fund will provide written notice to its shareholders prior to any change to this policy, as required by the 1940 Act Laws, Interpretations and Exemptions.

         (3) AIM Limited Maturity Treasury Fund normally invests at least 80% of its assets in direct obligations of the U.S. Treasury, including bills, notes, and bonds. For purposes of the foregoing sentence, "assets" means net assets, plus the amount of any borrowings for investment purposes. The Fund will provide written notice to its shareholders prior to any change to this policy, as required by the 1940 Act Laws, Interpretations and Exemptions.


         (4) AIM Global Real Estate Fund and AIM Real Estate Fund normally invest at least 80% of their assets in securities of real estate and real estate-related companies. For purposes of the foregoing sentence, "assets" means net assets, plus the amount of any borrowings for investment purposes. Each Fund will provide written notice to its shareholders prior to any change to this policy, as required by the 1940 Act Laws, Interpretations and Exemptions.


         (5) AIM Short Term Bond Fund normally invests at least 80% of its assets in a diversified portfolio of investment-grade fixed income securities. For purposes of the foregoing sentence, "assets" means net assets, plus the amount of any borrowings for investment purposes. The Fund will provide written notice to its shareholders prior to any change to this policy, as required by the 1940 Act Laws, Interpretations and Exemptions.

         (6) AIM Total Return Bond Fund normally invests at least 80% of its assets in a diversified portfolio of investment grade fixed income securities generally represented by the sector categories within the Lehman Brothers Aggregate Bond Index. For purposes of the foregoing sentence, "assets" means net assets, plus the amount of any borrowings for investment purposes. The Fund will provide written notice to its shareholders prior to any change to this policy, as required by the 1940 Act Laws, Interpretations and Exemptions.

         (7) Under normal circumstances, AIM Municipal Bond Fund will invest at least 80% of the value of its assets (as that term may be defined or interpreted by the 1940 Act Laws, Interpretations and Exemptions) in investments the income from which will not constitute an item of tax preference under the alternative minimum tax rules.

         (8) AIM Municipal Bond Fund will not: invest 25% or more of its assets in (a) securities whose issuers are located in the same state; (b) securities the interest upon which is paid from revenues of similar type projects; or (c) industrial development bonds. The policy described in (b) does not apply, however, if the securities are subject to a guarantee. For securities subject to a guarantee, the Fund does not intend to purchase any such security if, after giving effect to the purchase, 25% or more of the Fund's assets would be invested in securities issued or guaranteed by entities in a particular industry. Securities issued or guaranteed by a bank or subject to financial guaranty insurance are not subject to the limitations set forth in the preceding sentence.

         The Trust has obtained an opinion of Dechert LLP, special counsel to the Trust, that shares of AIM Limited Maturity Treasury Fund are eligible for investment by a federal credit union. In order to ensure that shares of AIM Limited Maturity Treasury Fund meet the requirements for eligibility for investment by federal credit unions, that Fund has adopted the following additional non-fundamental policies:

                  (a) The Fund will enter into repurchase agreements only with:
         (i) banks insured by the Federal Deposit Insurance Corporation (FDIC);
         (ii) savings and loan associations insured by the FDIC; or (iii) registered broker-dealers. The Fund will only enter into repurchase transactions pursuant to a master repurchase agreement in writing with the Fund's counterparty. Under the terms of a written agreement with its custodian, the Fund receives on a daily basis written confirmation of each purchase of a security subject to a repurchase agreement and a receipt from the Fund's custodian evidencing each transaction. In addition, securities subject to a repurchase agreement may be recorded in the Federal Reserve Book-Entry System on behalf of the Fund by its custodian. The Fund purchases securities subject to a repurchase agreement only when the purchase price of the security acquired is equal to or less than its market price at the time of the purchase.

                  (b) The Fund will only enter into reverse repurchase agreements and purchase additional securities with the proceeds when such proceeds are used to purchase other securities that either mature on a date simultaneous with or prior to the expiration date of the reverse repurchase agreement, or are subject to an agreement to resell such securities within that same time period.

                  (c) The Fund will only enter into securities lending transactions that comply with the same counterparty, safekeeping, maturity and borrowing restrictions that the Fund observes when participating in repurchase and reverse repurchase transactions.

                  (d) The Fund will enter into when-issued and delayed delivery transactions only when the time period between trade date and settlement date does not exceed 120 days, and only when settlement is on a cash basis. When the delivery of securities purchased in such manner is to occur within 30 days of the trade date, the Fund will purchase the securities only at their market price as of the trade date.

TEMPORARY DEFENSIVE POSITIONS

         In anticipation of or in response to adverse market or other conditions, or atypical circumstances such as unusually large cash inflows or redemptions, the Funds may temporarily hold all or a portion of their assets in cash, cash equivalents or (with the exception of AIM Limited Maturity Treasury
Fund) high-quality debt instruments. Each of the Funds may also invest up to 25% of its total assets in Affiliated Money Market Funds for these purposes.


                             MANAGEMENT OF THE TRUST

BOARD OF TRUSTEES


         The overall management of the business and affairs of the Funds and the Trust is vested in the Board. The Board approves all significant agreements between the Trust, on behalf of one or more of the Funds, and persons or companies furnishing services to the Funds. The day-to-day operations of each Fund are delegated to the officers of the Trust and to AIM, subject always to the objective(s), restrictions and policies of the applicable Fund and to the general supervision of the Board. Certain trustees and officers of the Trust are affiliated with AIM and AIM Management, the parent corporation of AIM. All of the Trust's executive officers hold similar offices with some or all of the other AIM Funds.


MANAGEMENT INFORMATION

         The trustees and officers of the Trust, their principal occupations during at least the last five years and certain other information concerning them are set forth in Appendix B.

         The standing committees of the Board are the Audit Committee, the Compliance Committee, the Governance Committee, the Investments Committee, the Valuation Committee, and the Special Committee Relating to Market Timing Issues.


         The members of the Audit Committee are Bob R. Baker, James T. Bunch, Edward K. Dunn, Jr. (Chair), Lewis F. Pennock, Dr. Larry Soll, Dr. Prema Mathai-Davis and Ruth H. Quigley (Vice Chair). The Audit Committee is responsible for: (i) the appointment, compensation and oversight of any independent auditors employed by the Funds (including monitoring the independence, qualifications and performance of such auditors and resolution of disagreements between the Funds' management and the auditors regarding financial reporting) for the purpose of preparing or issuing an audit report or performing other audit, review or attest services; (ii) overseeing the financial reporting process of the Funds; (iii) monitoring the process and the resulting financial statements prepared by management to promote accuracy and integrity of the financial statements and asset valuation; (iv) assisting the Board's oversight of the Funds' compliance with legal and regulatory requirements that related to the Funds' accounting and financial reporting, internal control over financial reporting and independent audits; (v) to the extent required by Section 10A of the Securities Exchange Act of 1934, pre-approving all permissible non-audit services provided to each Fund by its independent auditors; (vi) pre-approving, in accordance with Item 2.01(c)(7)(ii) of Regulation S-X, certain non-audit services provided by the Funds' independent auditors to the Funds' investment advisor and certain other affiliated entities; and (vii) to the extent required by Regulation 14A, preparing an audit committee report for inclusion in any proxy statement issued by the Fund. During the fiscal year ended July 31, 2004, the Audit Committee held eight meetings.


         The members of the Compliance Committee are Frank S. Bayley, Bruce L. Crockett (Chair), Albert R. Dowden (Vice Chair) and Mr. Dunn. The Compliance Committee is responsible for: (i) recommending to the Board and the dis-interested trustees the appointment, compensation and removal of the Fund's Chief Compliance Officer; (ii) recommending to the dis-interested trustees the appointment, compensation and removal of the Fund's Senior Officer appointed pursuant to the terms of an Assurance of Discontinuance from the New York Attorney General that is applicable to AIM and/or INVESCO Funds Group, Inc. (the "Advisors") (the "Senior Officer"); (iii) recommending to the dis-interested trustees the appointment and removal of the Advisors' independent Compliance Consultant appointed pursuant to the terms of the Securities and Exchange Commission's Order Instituting Administrative Proceedings (the "SEC Order") applicable to the Advisors (the "Compliance Consultant"); (iv) receiving all reports from the Chief Compliance Officer, the Senior Officer and the Compliance Consultant that are delivered between meetings of the Board and that are otherwise not required to be provided to the full Board or to all of the dis-interested trustees; (v) overseeing all reports on compliance matters from the Chief Compliance Officer, the Senior Officer and the Compliance Consultant, and overseeing all reports from the third party retained by the Advisors to conduct the periodic compliance review required by the terms of the SEC Order that are required to be provided to the full Board; (vi) overseeing all of the compliance policies and procedures of the Fund and its service providers adopted pursuant to Rule 38a-1 of the 1940 Act; (vii) risk management oversight with respect to the Fund and, in connection therewith, receiving and overseeing risk management reports from AMVESCAP PLC that are applicable to the Fund or its service providers; and (viii) overseeing potential conflicts of interest that are reported to the Compliance Committee by the Advisors, the Chief Compliance Officer, the Senior Officer and/or the Compliance Consultant. During the fiscal year ended July 31, 2004, the Compliance Committee did not meet.



         The members of the Governance Committee are Messrs. Bayley, Crockett, Dowden (Chair) and Jack M. Fields (Vice Chair) and Gerald J. Lewis. The Governance Committee is responsible for: (i) nominating persons who are not interested persons of the Trust for election or appointment: (a) as additions to the Board, (b) to fill vacancies which, from time to time, may occur in the Board and (c) for election by shareholders of the Trust at meetings called for the election of trustees; (ii) nominating persons for appointment as members of each committee of the Board, including, without limitation, the Audit Committee, the Compliance Committee, the Governance Committee, the Investments Committee and the Valuation Committee, and to nominate persons for appointment as chair and vice chair of each such committee; (iii) reviewing from time to time the compensation payable to the trustees and making recommendations to the Board regarding compensation; (iv) reviewing and evaluating from time to time the functioning of the Board and the various committees of the Board; (v) selecting independent legal counsel to the independent trustees and approving the compensation paid to independent legal counsel; and (vi) approving the compensation paid to independent counsel and other advisers, if any, to the Audit Committee and the Compliance Committee of the Trust.



         The Governance Committee will consider nominees recommended by a shareholder to serve as trustees, provided: (i) that such person is a shareholder of record at the time he or she submits such names and is entitled to vote at the meeting of shareholders at which trustees will be elected; and
(ii) that the Governance Committee or the Board, as applicable, shall make the final determination of persons to be nominated. During the fiscal year ended July 31, 2004, the Governance Committee held seven meetings.


         Notice procedures set forth in the Trust's bylaws require that any shareholder of a Fund desiring to nominate a trustee for election at a shareholder meeting must submit to the Trust's Secretary the nomination in writing not later than the close of business on the later of the 90th day prior to such shareholder meeting or the tenth day following the day on which public announcement is made of the shareholder meeting and not earlier than the close of business on the 120th day prior to the shareholder meeting.


         The members of the Investments Committee are Messrs. Baker (Vice Chair), Bayley (Chair), Bunch, Crockett, Dowden, Dunn, Fields, Lewis, Pennock and Soll, and Carl Frischling, and Dr. Mathai-Davis (Vice Chair) and Miss Quigley (Vice Chair). The Investments Committee is responsible for: (i) overseeing AIM's investment-related compliance systems and procedures to ensure their continued adequacy; and (ii) considering and acting, on an interim basis between meetings of the full Board, on investment-related matters requiring Board consideration. During the fiscal year ended July 31, 2004, the Investments Committee held five meetings.

         The members of the Valuation Committee are Messrs. Dunn, Pennock (Chair) and Soll, and Miss Quigley (Vice Chair). The Valuation Committee is responsible for addressing issues requiring action by the Board in the valuation of the Funds' portfolio securities that arise during periods between meetings of the Board. During periods between meetings of the Board, the Valuation
Committee: (i) receives the reports of AIM's internal valuation committee requesting pre-approval or approval of any changes to pricing vendors or pricing methodologies as required by AIM's Procedures for Valuing Securities (Pricing Procedures) (the "Procedures"), and approves changes to pricing vendors and pricing methodologies as provided in the Procedures; (ii) upon request of AIM, assists AIM's internal valuation committee in resolving particular fair valuation issues; and (iii) receives reports on non-standard price changes on private equities. During the fiscal year ended July 31, 2004, the Valuation Committee did not meet.

         The members of the Special Committee Relating to Market Timing Issues are Messrs. Crockett, Dowden, Dunn, and Lewis (Chair). The purpose of the Special Committee Relating to Market Timing Issues is to remain informed on matters relating to alleged excessive short term trading in shares of the Funds ("market timing") and to provide guidance to special counsel for the independent trustees on market timing issues and related matters between meetings of the independent trustees. During the fiscal year ended July 31, 2004, the Special Committee Relating to Market Timing issues held six meetings.

Trustee Ownership of Fund Shares

         The dollar range of equity securities beneficially owned by each trustee (i) in the Funds and (ii) on an aggregate basis, in all registered investment companies overseen by the trustee within the AIM Funds complex, is set forth in Appendix B.

Factors Considered in Approving the Investment Advisory Agreement


         The advisory agreement with AIM (the "Advisory Agreement") was re-approved for each Fund, as applicable, by the Board at an in-person meeting held on June 8, 2004. The Board considered the following factors in evaluating the fairness and reasonableness of each Advisory Agreement. In addition to considering these factors at the in-person meeting held on June 8, 2004, the Board considered certain of these factors as part of the Board's ongoing monitoring of each Fund.



o        The nature and extent of the advisory services to be provided by AIM.
         The Board reviewed the services to be provided by AIM under each Advisory Agreement. Based on such review, the Board concluded that the range of services to be provided by AIM under each Advisory Agreement was appropriate and that AIM currently is providing services in accordance with the terms of each Advisory Agreement.



o The quality of services to be provided by AIM. The Board reviewed the credentials and experience of the officers and employees of AIM who will provide investment advisory services to each Fund. In reviewing the qualifications of AIM to provide investment advisory services, the Board reviewed the qualifications of AIM's investment personnel and considered such issues as AIM's portfolio and product review process, AIM's legal and compliance function, AIM's use of technology, AIM's portfolio administration function, the quality of AIM's investment research and AIM's equity and fixed income trading operations. Based on the review of these and other factors, the Board concluded that the quality of services to be provided by AIM was appropriate and that AIM currently is providing satisfactory services in accordance with the terms of the Advisory Agreement.



o The performance of each Fund relative to comparable funds. The Board reviewed the performance of each Fund against the performance of funds advised by other advisors with investment strategies comparable to those of such Fund and concluded that no changes should be made to the Funds and that it was not necessary to change the Funds' portfolio management teams at this time.

o The performance of each Fund relative to indices. The Board reviewed the performance of each Fund against the performance of applicable indices and concluded that no changes should be made to the Funds and that it was not necessary to change the Funds' portfolio management teams at this time.



o        Meetings with each Fund's portfolio managers and investment personnel.
         With respect to each Fund, the Board is meeting periodically with such Fund's portfolio managers and/or other investment personnel and believes that such individuals are competent and able to continue to carry out their responsibilities under the Advisory Agreement.



o Overall performance of AIM. The Board considered the overall performance of AIM in providing investment advisory and portfolio administrative services to each Fund and concluded that such performance was satisfactory.



o Fees relative to those of clients of AIM with comparable investment strategies. The Board reviewed the advisory fee rate for each Fund against (i) the advisory fee rates for other mutual funds, variable insurance funds offered to insurance company separate accounts, offshore funds and/or private accounts advised by AIM with investment strategies comparable to those of such Fund, if any, and (ii) the sub-advisory fee rates for unaffiliated mutual funds sub-advised by AIM with investment strategies comparable to those of such Fund, if any. The Board concluded that the current advisory fee rate of each Fund was fair and reasonable.



o Fees relative to those of comparable funds with other advisors. The Board reviewed the advisory fee rate for each Fund against the advisory fee rates for mutual funds advised by other advisors with investment strategies comparable to those of such Fund. The Board concluded that the current advisory fee rate of each Fund was fair and reasonable.



o Expense limitations and fee waivers. The Board reviewed the fee waivers and/or expense limitations, if any, currently in effect for each Fund and the effect they had on each Fund's expenses. The Board concluded that the current levels of fee waivers and/or expense limitations, if any, for each Fund were fair and reasonable.



o Breakpoints and economies of scale. The Board reviewed the structure of each Fund's advisory fee under the Advisory Agreement and whether it includes any breakpoints. The Board considered whether it would be appropriate to add advisory fee breakpoints for each Fund or whether, due to the nature of such Fund and the advisory fee structures of similar funds, it was reasonable to leave the structure of the advisory fee unchanged. Based on such review, the Board concluded that it was not necessary to change the structure of the advisory fee for any of the Funds to add advisory fee breakpoints.



o Investments in affiliated money market funds. The Board also took into account the fact that uninvested cash and cash collateral from securities lending arrangements (collectively, "cash balances") of each Fund may be invested in money market funds advised by AIM pursuant to the terms of an SEC exemptive order. The Board found that each Fund may realize certain benefits upon investing cash balances in AIM advised money market funds, including a higher net return, increased liquidity, increased diversification or decreased transaction costs. The Board also found that each Fund will not receive reduced services if it invests its cash balances in such money market funds. The Board further determined that the proposed securities lending program and related procedures with respect to each of the lending Funds is in the best interests of each lending Fund and its respective shareholders. The Board therefore concluded that the investment of cash collateral received in connection with the securities lending program in the money market funds according to the procedures is in the best interests of each lending Fund and its respective shareholders.

o Profitability of AIM and its affiliates. The Board reviewed information concerning the profitability of AIM's (and its affiliates') investment advisory and other activities and its financial condition. The Board considered the overall profitability of AIM, as well as the profitability of AIM in connection with managing each Fund. The Board noted that AIM's operations remain profitable, although increased expenses in recent years have reduced AIM's profitability. Based on the review of the profitability of AIM's and its affiliates' investment advisory and other activities and its financial condition, the Board concluded that the compensation to be paid by each Fund to AIM under its Advisory Agreement was not excessive.



o Benefits of soft dollars to AIM. The Board considered the benefits realized by AIM as a result of brokerage transactions executed through "soft dollar" arrangements. Under these arrangements, brokerage commissions paid by the Funds and/or other funds advised by AIM are used to pay for research and execution services. This research is used by AIM in making investment decisions for each Fund. Because such research ultimately benefits each Fund, the Board concluded that such arrangements were appropriate.



o AIM's financial soundness in light of each Fund's needs. The Board considered whether AIM is financially sound and has the resources necessary to perform its obligations under each Advisory Agreement, and concluded that AIM has the financial resources necessary to fulfill its obligations under each Advisory Agreement.



o Historical relationship between each Fund and AIM. In determining whether to continue the Advisory Agreement for each Fund, the Board also considered the prior relationship between AIM and each Fund, as well as the Board's knowledge of AIM's operations, and concluded that it was beneficial to maintain the current relationship, in part, because of such knowledge. The Board also reviewed the general nature of the non-investment advisory services currently performed by AIM and its affiliates, such as administrative, transfer agency and distribution services, and the fees received by AIM and its affiliates for performing such services. In addition to reviewing such services, the trustees also considered the organizational structure employed by AIM and its affiliates to provide those services. Based on the review of these and other factors, the Board concluded that AIM and its affiliates were qualified to continue to provide non-investment advisory services to the Funds, including administrative, transfer agency and distribution services, and that AIM and its affiliates currently are providing satisfactory non-investment advisory services.



o Other factors and current trends. In determining whether to continue the Advisory Agreement for each Fund, the Board considered regulatory and legal actions pending against AIM. The Board also considered the internal compliance reviews being undertaken by AIM and its affiliates, and the additional controls and procedures being implemented by AIM and its affiliates. The Board concluded that these actions indicated a good faith effort on the part of AIM to adhere to the highest ethical standards, and determined that the regulatory and legal actions should not prevent the Board from continuing the Advisory Agreement for each Fund.



         After consideration of all of the above factors, the Board found that with respect to each Fund: (i) the services provided to such Fund and its shareholders were adequate; (ii) such Fund's Advisory Agreement was fair and reasonable under the circumstances; and (iii) the fees payable under such Fund's Advisory Agreement would have been obtained through arm's length negotiations. The Board therefore concluded that each Fund's Advisory Agreement was in the best interests of such Fund and its shareholders and continued each such Advisory Agreement for another year.



Factors Considered in Approving the Sub-Advisory Agreement



         The sub-advisory agreement between AIM and INVESCO Institutional (N.A.), Inc. (the "Sub-Advisor") for AIM Global Real Estate Fund and AIM Real Estate Fund (the "Sub-Advisory Agreement") were re-approved for AIM Global Real Estate Fund and AIM Real Estate Fund by the Board at an in-person meeting held on June 8, 2004. The Board considered the following factors in evaluating the fairness and reasonableness of the Sub-Advisory Agreement. In addition to considering these factors at the in-person meeting held on June 8, 2004, the Board considered certain of these factors as part of the Board's ongoing monitoring of AIM Global Real Estate Fund and AIM Real Estate Fund.



o The nature and extent of the advisory services to be provided by the Sub-Advisor. The Board reviewed the services to be provided by the Sub-Advisor under the Sub-Advisory Agreement. Based on such review, the Board concluded that the range of services to be provided by the Sub-Advisor under the Sub-Advisory Agreement was appropriate and that the Sub-Advisor currently is providing services in accordance with the terms of the Sub-Advisory Agreement.



o The quality of services to be provided by the Sub-Advisor. The Board reviewed the credentials and experience of the officers and employees of the Sub-Advisor who will provide investment advisory services to AIM Global Real Estate Fund and AIM Real Estate Fund. Based on the review of these and other factors, the Board concluded that the quality of services to be provided by the Sub-Advisor was appropriate, and that the Sub-Advisor currently is providing satisfactory services in accordance with the terms of the Sub-Advisory Agreement.



o The performance of AIM Global Real Estate Fund and AIM Real Estate Fund relative to comparable funds. The Board reviewed the performance of AIM Global Real Estate Fund and AIM Real Estate Fund against the performance of funds advised by other advisors with investment strategies comparable to those of AIM Global Real Estate Fund and AIM Real Estate Fund and concluded that no changes should be made to AIM Global Real Estate Fund and AIM Real Estate Fund and that it was not necessary to change AIM Global Real Estate Fund and AIM Real Estate Fund's portfolio management team at this time.



o The performance of AIM Global Real Estate Fund and AIM Real Estate Fund relative to indices. The Board reviewed the performance of AIM Global Real Estate Fund and AIM Real Estate Fund against the performance of applicable indices and concluded that no changes should be made to AIM Global Real Estate Fund and AIM Real Estate Fund and that it was not necessary to change AIM Global Real Estate Fund and AIM Real Estate Fund's portfolio management team at this time.



o Meetings with AIM Global Real Estate Fund and AIM Real Estate Fund portfolio managers and investment personnel. The is meeting periodically with such Fund's portfolio managers and/or other investment personnel and believes that such individuals are competent and able to continue to carry out their responsibilities under the Sub-Advisory Agreement.



o Overall performance of the Sub-Advisor. The Board considered the overall performance of the Sub-Advisor in providing investment advisory services to AIM Global Real Estate Fund and AIM Real Estate Fund and concluded that such performance was satisfactory.



o Advisory fees, expense limitations and fee waivers and breakpoints and economies of scale. In reviewing these factors, the Board considered only the advisory fees charged to AIM Global Real Estate Fund and AIM Real Estate Fund by AIM and did not consider the sub-advisory fees paid by AIM to the Sub-Advisor. The Board believes that this approach is appropriate because the sub-advisory fees have no effect on AIM Global Real Estate Fund and AIM Real Estate Fund or its shareholders, as they are paid by AIM rather than AIM Global Real Estate Fund and AIM Real Estate Fund. Furthermore, AIM and the Sub-Advisor are affiliates and the Board believes that the allocation of fees between them is a business matter, provided that the advisory fees charged to AIM Global Real Estate Fund and AIM Real Estate Fund are fair and reasonable.



o Profitability of AIM and its affiliates. The Board reviewed information concerning the profitability of AIM's (and its affiliates') investment advisory and other activities and its financial condition. The Board considered the overall profitability of AIM, as well as the profitability of AIM in connection with managing each Fund. The Board noted that AIM's operations remain profitable, although increased expenses in recent years have reduced AIM's profitability. Based on the review of the profitability of AIM's and its affiliates' investment advisory and other activities and its financial condition, the Board concluded that the compensation to be paid by each Fund to AIM under its Advisory Agreement was not excessive.



o Benefits of soft dollars to the Sub-Advisor. The Board considered the benefits realized by the Sub-Advisor as a result of brokerage transactions executed through "soft dollar" arrangements. Under these arrangements, brokerage commissions paid by the Funds and/or other funds sub-advised by the Sub-Advisor are used to pay for research and execution services. This research is used by the Sub-Advisor in making investment decisions for each sub-advised Fund. Because such research ultimately benefits each such Fund, the Board concluded that such arrangements were appropriate.



o Sub-Advisor's financial soundness. The Board considered whether the Sub-Advisor is financially sound and has the resources necessary to perform its obligations under the Sub-Advisory Agreement, and concluded that the Sub-Advisor has the financial resources necessary to fulfill its obligations under the Sub-Advisory Agreement.



         After consideration of all of the above factors, the Board found that with respect to AIM Global Real Estate Fund and AIM Real Estate Fund: (i) the services provided to such Fund and its shareholders were adequate; and (ii) such Fund's Sub-Advisory Agreement was fair and reasonable under the circumstances. The Board therefore concluded that such Fund's Sub-Advisory Agreement was in the best interests of such Fund and its shareholders and continued such Sub-Advisory Agreement for another year.


COMPENSATION

         Each trustee who is not affiliated with AIM is compensated for his or her services according to a fee schedule which recognizes the fact that such trustee also serves as a director or trustee of other AIM Funds. Each such trustee receives a fee, allocated among the AIM Funds for which he or she serves as a director or trustee, which consists of an annual retainer component and a meeting fee component.

         Information regarding compensation paid or accrued for each trustee of the Trust who was not affiliated with AIM during the year ended December 31, 2003 is found in Appendix C.

Retirement Plan For Trustees

         The trustees have adopted a retirement plan for the trustees of the Trust who are not affiliated with AIM. The retirement plan includes a retirement policy as well as retirement benefits for the non-AIM-affiliated trustees.

         The retirement policy permits each non-AIM-affiliated trustee to serve until December 31 of the year in which the trustee turns 72. A majority of the trustees may extend from time to time the retirement date of a trustee.

         Annual retirement benefits are available to each non-AIM-affiliated trustee of the Trust and/or the other AIM Funds (each, a "Covered Fund") who has at least five years of credited service as a trustee (including service to a predecessor fund) for a Covered Fund. The retirement benefits will equal 75% of the trustee's annual retainer paid or accrued by any Covered Fund to such trustee during the twelve-month period prior to retirement, including the amount of any retainer deferred under a separate deferred compensation agreement between the Covered Fund and the trustee. The annual retirement benefits are payable in quarterly installments for a number of years equal to the lesser of
(i) ten or (ii) the number of such trustee's credited years of service. A death benefit is also available under the plan that provides a surviving spouse with a quarterly installment of 50% of a deceased trustee's retirement benefits for the same length of time that the trustee would have received based on his or her service. A trustee must have attained the age of 65 (55 in the event of death or disability) to receive any retirement benefit.

Deferred Compensation Agreements


         Messrs. Crockett, Dunn, Fields, Frischling, Sklar and Soll and Dr. Mathai-Davis (for purposes of this paragraph only, the "Deferring Trustees") have each executed a Deferred Compensation Agreement (collectively, the "Compensation Agreements"). Pursuant to the Compensation Agreements, the Deferring Trustees have the option to elect to defer receipt of up to 100% of their compensation payable by the Trust, and such amounts are placed into a deferral account and deemed to be invested in one or more AIM Funds selected by the Deferring Trustees. Distributions from the Deferring Trustees' deferral accounts will be paid in cash, generally in equal quarterly installments over a period of up to ten (10) years (depending on the Compensation Agreement) beginning on the date selected under the Compensation Agreement. The Board, in its sole discretion, also may accelerate or extend the distribution of such deferral accounts after the Deferring Trustee's retirement benefits commence under the Plan. The Board, in its sole discretion, also may accelerate or extend the distribution of such deferral accounts after the Deferring Trustee's termination of service as a trustee of the Trust. If a Deferring Trustee dies prior to the distribution of amounts in his or her deferral account, the balance of the deferral account will be distributed to his or her designated beneficiary. With respect to the payments of amounts held in the deferral accounts, the Deferring Trustees have the status of unsecured creditors of the Trust and of each other AIM Fund from which they are deferring compensation.


Purchase of Class A Shares of the Funds at Net Asset Value

         The trustees and other affiliated persons of the Trust may purchase Class A shares of the AIM Funds without paying an initial sales charge. AIM Distributors permits such purchases because there is a reduced sales effort involved in sales to such purchasers, thereby resulting in relatively low expenses of distribution. For a complete description of the persons who will not pay an initial sales charge on purchases of Class A shares of the Funds, see "Purchase, Redemption and Pricing of Shares - Purchase and Redemption of Shares
- Purchases of Class A Shares, Class A3 Shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund and AIM Cash Reserve Shares of AIM Money Market Fund - Purchases of Class A Shares at Net Asset Value."

CODES OF ETHICS


         AIM, the Trust, AIM Distributors and INVESCO Institutional (N.A.), Inc. have each adopted a Code of Ethics governing, as applicable, personal trading activities of all directors/trustees, officers of the Trust, persons who, in connection with their regular functions, play a role in the recommendation of any purchase or sale of a security by any of the Funds or obtain information pertaining to such purchase or sale, and certain other employees. The Codes of Ethics are intended to prohibit conflicts of interest with the Trust that may arise from personal trading including personal trading in most of the funds within The AIM Family of Funds--Registered Trademark-- ("affiliated funds"). Personal trading, including personal trading involving securities that may be purchased or held by a Fund and in affiliated funds, is permitted by persons covered under the relevant Codes subject to certain restrictions; however those persons are generally required to pre-clear all security transactions with the Compliance Officer or her designee and to report all transactions on a regular basis.


PROXY VOTING POLICIES


         The Board has delegated responsibility for decisions regarding proxy voting for securities held by each Fund other than AIM Global Real Estate Fund and AIM Real Estate Fund to AIM. The Board has delegated responsibility for decisions regarding proxy voting for securities held by AIM Global Real Estate Fund and AIM Real Estate Fund to the Fund's Investment Sub-Advisor. AIM and the Sub-Advisor will vote such proxies in accordance with its proxy policies and procedures, which have been reviewed and approved by the Board, and which are found in Appendix D.

         Any material changes to the proxy policies and procedures will be submitted to the Board for approval. The Board will be supplied with a summary quarterly report of each Fund's proxy voting record.


         Information regarding how the Fund voted proxies related to its portfolio securities during the 12 months ended June 30, 2004 is available at our Web site, http://www.AIMinvestments.com. This information is also available at the SEC website, http://www.sec.gov.



               CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

         Information about the ownership of each class of each Fund's shares by beneficial or record owners of such Fund and by trustees and officers as a group is found in Appendix E. A shareholder who owns beneficially 25% or more of the outstanding shares of a Fund is presumed to "control" that Fund.


                     INVESTMENT ADVISORY AND OTHER SERVICES

INVESTMENT ADVISOR


         AIM, the Funds' investment advisor, was organized in 1976, and along with its subsidiaries, manages or advises over 200 investment portfolios encompassing a broad range of investment objectives. AIM is a direct, wholly owned subsidiary of AIM Management, a holding company that has been engaged in the financial services business since 1976. AIM Management is an indirect, wholly owned subsidiary of AMVESCAP. AMVESCAP and its subsidiaries are an independent global investment management group. Certain of the directors and officers of AIM are also executive officers of the Trust and their affiliations are shown under "Management Information" herein.


         As investment advisor, AIM supervises all aspects of the Funds' operations and provides investment advisory services to the Funds. AIM obtains and evaluates economic, statistical and financial information to formulate and implement investment programs for the Funds. The Advisory Agreement provides that, in fulfilling its responsibilities, AIM may engage the services of other investment managers with respect to one or more of the Funds. The investment advisory services of AIM and the investment sub-advisory services of the Sub-Advisor are not exclusive and AIM and the Sub-Advisor are free to render investment advisory services to others, including other investment companies.

         AIM is also responsible for furnishing to each Fund, at AIM's expense, the services of persons believed to be competent to perform all supervisory and administrative services required by each Fund, in the judgment of the trustees, to conduct their respective businesses effectively, as well as the offices, equipment and other facilities necessary for their operations. Such functions include the maintenance of each Fund's accounts and records, and the preparation of all requisite corporate documents such as tax returns and reports to the SEC and shareholders.

         The Advisory Agreement provides that each Fund will pay or cause to be paid all expenses of such Fund not assumed by AIM, including, without limitation: brokerage commissions, taxes, legal, auditing or governmental fees, the cost of preparing share certificates, custodian, transfer and shareholder service agent costs, expenses of issue, sale, redemption, and repurchase of shares, expenses of registering and qualifying shares for sale, expenses relating to trustee and shareholder meetings, the cost of preparing and distributing reports and notices to shareholders, the fees and other expenses incurred by the Trust on behalf of each Fund in connection with membership in investment company organizations, and the cost of printing copies of prospectuses and statements of additional information distributed to shareholders.

         AIM, at its own expense, furnishes to the Trust office space and facilities. AIM furnishes to the Trust all personnel for managing the affairs of the Trust and each of its series of shares.

         Pursuant to the Advisory Agreement with the Trust, AIM receives a monthly fee from each Fund calculated at the following annual rates, based on the average daily net assets of each Fund during the year:



                  FUND NAME                 NET ASSETS              ANNUAL RATE
                  ---------                 ----------              -----------
AIM Global Real Estate Fund            First $250 million               0.75%
                                       Next  $250 million               0.74%
                                       Next  $500 million               0.73%
                                       Next  $1.5 billion               0.72%
                                       Next  $2.5 billion               0.71%
                                       Next  $2.5 billion               0.70%
                                       Next  $2.5 billion               0.69%
                                       Amount over $10 billion          0.68%
-----------------------------------------------------------------------------
AIM High Yield Fund                    First $200 million              0.625%
                                       Next  $300 million               0.55%
                                       Next  $500 million               0.50%
                                       Amount over $1 billion           0.45%
-----------------------------------------------------------------------------
AIM Income Fund                        First $200 million               0.50%
AIM Intermediate Government Fund       Next  $300 million               0.40%
AIM Municipal Bond Fund                Next  $500 million               0.35%
                                       Amount over $1 billion           0.30%
-----------------------------------------------------------------------------
AIM Money Market Fund                  First $1 billion                 0.40%
                                       Amount over $1 billion           0.35%
-----------------------------------------------------------------------------
AIM Limited Maturity Treasury Fund     First $500 million               0.20%
                                       Amount over $500 million        0.175%
-----------------------------------------------------------------------------
AIM Real Estate Fund                   All Assets                       0.90%
-----------------------------------------------------------------------------
AIM Short Term Bond Fund               All Assets                       0.40%
-----------------------------------------------------------------------------
AIM Total Return Bond                  First $500 million               0.50%
                                       Next  $500 million               0.45%
                                       Amount over $1 billion           0.40%
-----------------------------------------------------------------------------


         AIM may from time to time waive or reduce its fee. Voluntary fee waivers or reductions may be rescinded at any time without further notice to investors. During periods of voluntary fee waivers or reductions, AIM will retain its ability to be reimbursed for such fee prior to the end of each fiscal year. Contractual fee waivers or reductions set forth in the Fee Table in a Prospectus may not be terminated or amended to the Funds' detriment during the period stated in the agreement between AIM and the Fund.

         AIM has voluntarily agreed to waive a portion of advisory fees payable by each Fund. The amount of the waiver will equal 25% of the advisory fee AIM receives from the Affiliated Money Market Funds as a result of each Fund's Investment of uninvested cash in an Affiliated Money Market Fund. Termination of this agreement requires approval by the Board. See "Description of the Funds and Their Investments and Risks - Investment Strategies and Risks - Other Investments - Other Investment Companies."

         AIM has contractually agreed through July 31, 2005, to waive fees and/or reimburse expenses (excluding interest, taxes, dividends on short sales, fund merger and reorganization expenses, extraordinary items and increases in expenses due to expense offset arrangements, if any) for AIM Total Return Bond Fund's Class A, Class B, Class C and Class R shares to the extent necessary to limit the total operating expenses of Class A shares to 1.25% (e.g., if AIM waives 1.86% of Class A expenses, AIM will also waive 1.86% of Class B, Class C and Class R expenses). Such contractual fee waivers or reductions are set forth in the Fee Table to the Fund's Prospectus and may not be terminated or amended to the Fund's detriment during the period stated in the agreement between AIM and the Fund.

         AIM has contractually agreed through July 31, 2005, to waive fees and/or reimburse expenses (excluding interest, taxes, dividends on short sales, fund merger and reorganization expenses, extraordinary items and increases in expenses due to expense offset arrangements, if any) for AIM Short Term Bond Fund's Class A, Class C and Class R shares to the extent necessary to limit the total operating expenses of Class A, Class C and Class R shares to 0.95%, 1.20% and 1.10% respectively. Such contractual fee waivers or reductions are set forth in the Fee Table to the Fund's Prospectus and may not be terminated or amended to the Fund's detriment during the period stated in the agreements between AIM and the Fund.

INVESTMENT SUB-ADVISOR


         AIM has entered into a Sub-Advisory Agreement with INVESCO Institutional (N.A.), Inc. ("INVESCO, Inc.") or (the "Sub-Advisor") to provide investment sub-advisory services to AIM Global Real Estate Fund and AIM Real Estate Fund.


         INVESCO, Inc. is registered as an investment advisor under the Advisers Act. INVESCO, Inc. believes it has one of the nation's largest discretionary portfolios of tax-exempt accounts (such as pension and profit sharing funds for corporations and state and local governments). Funds are supervised by investment managers who utilize INVESCO, Inc.'s facilities for investment research and analysis, review of current economic conditions and trends, and consideration of long-range investment policy matters.

         AIM and INVESCO, Inc. are indirect wholly owned subsidiaries of AMVESCAP (formerly, AMVESCO PLC and INVESCO PLC).


         For the services to be rendered by INVESCO, Inc. under the Sub-Advisory Agreement, the Advisor will pay the Sub-Advisor a fee which will be computed daily and paid as of the last day of each month on the basis of the Fund's daily net asset value, using for each daily calculation the most recently determined net asset value of the Fund. (See "Computation of Net Asset Value.") On an annual basis, the sub-advisory fee is equal to 0.40% of the Advisor's compensation of the sub-advised assets per year, for AIM Global Real Estate Fund and AIM Real Estate Fund.


         The management fees payable by the Fund, the amounts waived by AIM and the net fee paid by the Fund for the last three fiscal years ended July 31 are found in Appendix F.


Portfolio Managers



         Appendix G contains the following information regarding the portfolio managers identified in each Fund's prospectus:



         -        The dollar range of the manager's investments in each Fund.



         -        A description of the manager's compensation structure.



         - Information regarding other accounts managed by the manager and potential conflicts of interest that might arise from the management of multiple accounts.

Securities Lending Arrangements


          If a Fund engages in securities lending, AIM will provide the Fund investment advisory services and related administrative services. The Advisory Agreement describes the administrative services to be rendered by AIM if a Fund engages in securities lending activities, as well as the compensation AIM may receive for such administrative services. Services to be provided include: (a) overseeing participation in the securities lending program to ensure compliance with all applicable regulatory and investment guidelines; (b) assisting the securities lending agent or principal (the "agent") in determining which specific securities are available for loan; (c) monitoring the agent to ensure that securities loans are effected in accordance with AIM's instructions and with procedures adopted by the Board; (d) preparing appropriate periodic reports for, and seeking appropriate approvals from, the Board with respect to securities lending activities; (e) responding to agent inquiries; and (f) performing such other duties as may be necessary.

         AIM's compensation for advisory services rendered in connection with securities lending is included in the advisory fee schedule. As compensation for the related administrative services AIM will provide, a lending Fund will pay AIM a fee equal to 25% of the net monthly interest or fee income retained or paid to the Fund from such activities. AIM currently intends to waive such fee, and has agreed to seek Board approval prior to its receipt of all or a portion of such fee.

SERVICE AGREEMENTS

         ADMINISTRATIVE SERVICES AGREEMENT. AIM and the Trust have entered into a Master Administrative Services Agreement ("Administrative Services Agreement") pursuant to which AIM may perform or arrange for the provision of certain accounting and other administrative services to each Fund which are not required to be performed by AIM under the Advisory Agreement. The Administrative Services Agreement provides that it will remain in effect and continue from year to year only if such continuance is specifically approved at least annually by the Board, including the independent trustees, by votes cast in person at a meeting called for such purpose. Under the Administrative Services Agreement, AIM is entitled to receive from the Funds reimbursement of its costs or such reasonable compensation as may be approved by the Board. Currently, AIM is reimbursed for the services of the Trust's principal financial officer and her staff, and any expenses related to fund accounting services.


         Administrative services fees paid to AIM by each Fund for the last three fiscal years ended July 31 are found in Appendix H.


OTHER SERVICE PROVIDERS



TRANSFER AGENT. AIM Investment Services, Inc. ("AIS"), 11 Greenway Plaza, Suite 100, Houston, Texas 77046, is the Trust's transfer agent, registrar, and dividend disbursing agent.


         The Transfer Agency and Service Agreement (the "TA Agreement") between the Trust and AIS provides that AIS will perform certain shareholder services for the Funds. For servicing accounts holding Class A, A3, B, C, K, R, AIM Cash Reserve and Investor Class Shares, the TA Agreement provides that the Trust on behalf of the Funds will pay AIS at a rate of $17.08 per open shareholder account plus certain out of pocket expenses, whether such account is serviced directly by AIS or by a third party pursuant to a sub-transfer agency, omnibus account service, sub-accounting, or networking agreement. This fee is paid monthly at the rate of 1/12 of the annual fee and is based upon the number of open shareholder accounts during each month.

         In addition, Merrill Lynch, Pierce, Fenner & Smith Incorporated ("MLPF&S"), 800 Scudders Mill Road, Plainsboro, New Jersey 08536 has entered into an agreement with the Trust (and certain other AIM Funds), PFPC Inc. (formerly known as First Data Investor Service Group) and Financial Data Services, Inc., pursuant to which MLPF&S is paid a per account fee to perform certain shareholder sub-accounting services for its customers who beneficially own shares of the Fund(s).

         Primerica Shareholder Services, Inc. ("PSS"), 3120 Breckinridge Boulevard, Duluth, Georgia 30099-0001 has also entered into an agreement with the Trust (and certain other AIM Funds), and AIS pursuant to which PSS is paid a per account fee to perform certain shareholder sub-accounting services for its customers who beneficially own shares of the Funds.


         CUSTODIANS. State Street Bank and Trust Company, 225 Franklin Street, Boston, Massachusetts 02110, is custodian of all securities and cash of AIM Global Real Estate Fund, AIM High Yield Fund, AIM Income Fund, AIM Intermediate Government Fund, AIM Real Estate Fund, AIM Short Term Bond Fund and AIM Total Return Bond Fund. The Bank of New York, 2 Hanson Place, Brooklyn, New York 11217-1431, is custodian of all securities and cash of AIM Limited Maturity Fund, AIM Money Market Fund and AIM Municipal Bond Fund. Chase Bank of Texas, N.A., 712 Main, Houston, Texas 77002, serves as sub-custodian for purchases of shares of the Funds. The Bank of New York also serves as sub-custodian to facilitate cash management.


         The custodians are authorized to establish separate accounts in foreign countries and to cause foreign securities owned by the Funds to be held outside the United States in branches of U.S. banks and, to the extent permitted by applicable regulations, in certain foreign banks and securities depositories. AIM is responsible for selecting eligible foreign securities depositories and for assessing the risks associated with investing in foreign countries, including the risk of using eligible foreign securities depositories in a country. The custodians are responsible for monitoring eligible foreign securities depositories.

         Under their contracts with the Trust, the custodians maintain the portfolio securities of the Funds, administer the purchases and sales of portfolio securities, collect interest and dividends and other distributions made on the securities held in the portfolios of the Funds and perform other ministerial duties. These services do not include any supervisory function over management or provide any protection against any possible depreciation of assets.


         AUDITORS. The Funds' independent public accountants are responsible for auditing the financial statements of the Funds. The Board selected [__________], as the independent public accountants to audit the financial statements of the Funds.


         COUNSEL TO THE TRUST. Legal matters for the Trust have been passed upon by Ballard Spahr Andrews & Ingersoll, LLP, 1735 Market Street, Philadelphia, Pennsylvania 19103-7599.


                    BROKERAGE ALLOCATION AND OTHER PRACTICES

         The Sub-Advisor has adopted compliance procedures that cover, among other items, brokerage allocation and other trading practices. Unless specifically noted, the Sub-Advisor's procedures do not materially differ from AIM's procedures as set forth below.

BROKERAGE TRANSACTIONS

         AIM or the Sub-Advisor as applicable, makes decisions to buy and sell securities for each Fund, selects broker-dealers, effects the Funds' investment portfolio transactions, allocates brokerage fees in such transactions and, where applicable, negotiates commissions and spreads on transactions. Since purchases and sales of portfolio securities by the Funds are usually principal transactions, the Funds (except AIM Real Estate Fund) incur little or no brokerage commission. AIM's primary consideration in effecting a security transaction is to obtain the most favorable execution of the order, which includes the best price on the security and a low commission rate. While AIM seeks reasonably competitive commission rates, the Funds may not pay the lowest commission or spread available. See "Brokerage Selection" below.

         Some of the securities in which the Funds invest are traded in over-the-counter markets. Portfolio transactions placed in such markets may be effected at either net prices without commissions, but which include compensation to the broker-dealer in the form of a mark up or mark down, or on an agency basis, which involves the payment of negotiated brokerage commissions to the broker-dealer, including electronic communication networks.

         Traditionally, commission rates have not been negotiated on stock markets outside the United States. Although in recent years many overseas stock markets have adopted a system of negotiated rates, a number of markets maintain an established schedule of minimum commission rates.


         Brokerage commissions paid by each of the Funds during the last three fiscal years ended July 31 are found in Appendix I.


COMMISSIONS

         During the last three fiscal years ended July 31, none of the Funds paid brokerage commissions to brokers affiliated with the Funds, AIM, AIM Distributors, or any affiliates of such entities.

         The Funds may engage in certain principal and agency transactions with banks and their affiliates that own 5% or more of the outstanding voting securities of an AIM Fund, provided the conditions of an exemptive order received by the AIM Funds from the SEC are met. In addition, a Fund may purchase or sell a security from or to certain other Funds or accounts (and may invest in Affiliated Money Market Funds) provided the Funds follow procedures adopted by the Boards of the various AIM Funds, including the Trust. These inter-fund transactions do not generate brokerage commissions but may result in custodial fees or taxes or other related expenses.

         Under the 1940 Act, certain persons affiliated with the Trust are prohibited from dealing with the Trust as principal in any purchase or sale of securities unless an exemptive order allowing such transactions is obtained from the SEC. The 1940 Act also prohibits the Trust from purchasing a security being publicly underwritten by a syndicate of which certain persons affiliated with the Trust are members except in accordance with certain conditions. These conditions may restrict the ability of the Funds to purchase municipal securities being publicly underwritten by such syndicate, and the Funds may be required to wait until the syndicate has been terminated before buying such securities. At such time, the market price of the securities may be higher or lower than the original offering price. A person affiliated with the Trust may, from time to time, serve as placement agent or financial advisor to an issuer of Municipal Securities and be paid a fee by such issuer. The Funds may purchase such Municipal Securities directly from the issuer, provided that the purchase is reviewed by the Board and a determination is made that the placement fee or other remuneration paid by the issuer to a person affiliated with the Trust is fair and reasonable in relation to the fees charged by others performing similar services.

BROKERAGE SELECTION

         Section 28(e) of the Securities Exchange Act of 1934 provides that AIM, under certain circumstances, lawfully may cause an account to pay a higher commission than the lowest available. Under Section 28(e)(1), AIM must make a good faith determination that the commissions paid are "reasonable in relation to the value of the brokerage and research services provided ... viewed in terms of either that particular transaction or [AIM's] overall responsibilities with respect to the accounts as to which [it] exercises investment discretion." The services provided by the broker also must lawfully and appropriately assist AIM in the performance of its investment decision-making responsibilities. Accordingly, in recognition of research services provided to it, a Fund may pay a broker higher commissions than those available from another broker.

         Research services received from broker-dealers supplement AIM's own research (and the research of its affiliates), and may include the following types of information: statistical and background information on the U.S. and foreign economies, industry groups and individual companies; forecasts and interpretations with respect to the U.S. and foreign economies, securities, markets, specific industry groups and individual companies; information on federal, state, local and foreign political developments;

portfolio management strategies; performance information on securities, indexes and investment accounts; information concerning prices of securities; and information supplied by specialized services to AIM and to the Trust's trustees with respect to the performance, investment activities, and fees and expenses of other mutual funds. Broker-dealers may communicate such information electronically, orally, in written form or on computer software. Research services may also include the providing of electronic communication of trade information and the providing of custody services, as well as the providing of equipment used to communicate research information, the providing of specialized consultations with AIM personnel with respect to computerized systems and data furnished to AIM as a component of other research services, the arranging of meetings with management of companies, and the providing of access to consultants who supply research information.

         The outside research assistance is useful to AIM since the broker-dealers used by AIM tend to provide a more in-depth analysis of a broader universe of securities and other matters than AIM's staff can follow. In addition, the research provides AIM with a diverse perspective on financial markets. Research services provided to AIM by broker-dealers are available for the benefit of all accounts managed or advised by AIM or by its affiliates. Some broker-dealers may indicate that the provision of research services is dependent upon the generation of certain specified levels of commissions and underwriting concessions by AIM's clients, including the Funds. However, the Funds are not under any obligation to deal with any broker-dealer in the execution of transactions in portfolio securities.

         In some cases, the research services are available only from the broker-dealer providing them. In other cases, the research services may be obtainable from alternative sources in return for cash payments. AIM believes that the research services are beneficial in supplementing AIM's research and analysis and that they improve the quality of AIM's investment advice. The advisory fee paid by the Funds is not reduced because AIM receives such services. However, to the extent that AIM would have purchased research services had they not been provided by broker-dealers, the expenses to AIM could be considered to have been reduced accordingly.


         AIM may determine target levels of brokerage business with various brokers on behalf of its clients (including the Funds) over a certain time period. The target levels will be based upon the following factors, among others: (1) the execution services provided by the broker; and (2) the research services provided by the broker. Portfolio transactions also may be effected through broker-dealers that recommend the Funds to their clients, or that act as agent in the purchase of a Fund's shares for their clients. AIM will not enter into a binding commitment with brokers to place trades with such brokers involving brokerage commissions in precise amounts.


DIRECTED BROKERAGE (RESEARCH SERVICES)


         Directed brokerage (research services) paid by each of the Funds during the last fiscal year ended July 31, 2004 are found in Appendix J.


REGULAR BROKERS OR DEALERS


         Information concerning each Funds' acquisition of securities of their regular brokers or dealers during the last fiscal year ended July 31, 2004 is found in Appendix J.


ALLOCATION OF PORTFOLIO TRANSACTIONS

         AIM and its affiliates manage numerous other investment accounts. Some of these accounts may have investment objectives similar to the Funds. Occasionally, identical securities will be appropriate for investment by one of the Funds and by another Fund or one or more of these investment accounts. However, the position of each account in the same securities and the length of time that each account may hold its investment in the same securities may vary. The timing and amount of purchase by each account will also be determined by its cash position. If the purchase or sale of securities is consistent with the investment policies of the Fund(s) and one or more of these accounts, and is considered at or about the same time, AIM will fairly allocate transactions in such securities among the Fund(s) and these accounts. AIM may combine such transactions, in accordance with applicable laws and regulations, to obtain the most favorable execution. Simultaneous transactions could, however, adversely affect a Fund's ability to obtain or dispose of the full amount of a security which it seeks to purchase or sell.

         Sometimes the procedure for allocating portfolio transactions among the various investment accounts advised by AIM results in transactions which could have an adverse effect on the price or amount of securities available to a Fund. In making such allocations, AIM considers the investment objectives and policies of its advisory clients, the relative size of portfolio holdings of the same or comparable securities, the availability of cash for investment, the size of investment commitments generally held, and the judgments of the persons responsible for recommending the investment. This procedure would apply to transactions in both equity and fixed income securities.

ALLOCATION OF INITIAL PUBLIC OFFERING ("IPO") TRANSACTIONS

         Certain of the AIM Funds or other accounts managed by AIM may become interested in participating in IPOs. Purchases of IPOs by one AIM Fund or account may also be considered for purchase by one or more other AIM Funds or accounts. It shall be AIM's practice to specifically combine or otherwise bunch indications of interest for IPOs for all AIM Funds and accounts participating in purchase transactions for that IPO, and, when the full amount of all IPO orders for such AIM Funds and accounts cannot be filled completely, to allocate such transactions in accordance with the following procedures:


         AIM will determine the eligibility of each AIM Fund and account that seeks to participate in a particular IPO by reviewing a number of factors, including market capital/liquidity suitability and sector/style suitability of the investment with the AIM Fund's or account's investment objective, policies and strategies, and current holdings. The allocation of securities issued in IPOs will be made to eligible AIM Funds and accounts on a pro rata basis based on order size. The requirement of pro-rata allocation is subject to limited exceptions - such as when the Funds or accounts are subject to special investment objectives or size constraints on investment positions.


         On occasion, when the Sub-Advisor is purchasing certain thinly-traded securities or shares in an initial public offering for the Funds or other clients, the situation may arise that the Sub-Advisor is unable to obtain sufficient securities to fill the orders of the Funds or all other relevant clients. In that situation, the Sub-Advisor is required to use pro-rata allocation methods that ensure the fair and equitable treatment of all clients. (Such methods may include, for example, pro-rata allocation on each relevant trade, or "rotational" allocation).

         The requirement of pro-rata allocation is subject to limited exceptions
- such as when the Funds or accounts are subject to special investment objectives or size constraints on investment positions.


                   PURCHASE, REDEMPTION AND PRICING OF SHARES

PURCHASE AND REDEMPTION OF SHARES

Purchases of Class A Shares, Class A3 Shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund and AIM Cash Reserve Shares of AIM Money Market Fund

         INITIAL SALES CHARGES. Each AIM Fund (other than AIM Tax-Exempt Cash
Fund) is grouped into one of three categories to determine the applicable initial sales charge for its Class A Shares. Additionally, Class A shares of AIM Short Term Bond Fund are subject to an initial sales charge of 2.50%. The sales charge is used to compensate AIM Distributors and participating dealers for their expenses incurred in connection with the distribution of the Funds' shares. You may also be charged a transaction or other fee by the financial institution managing your account.

         Class A Shares of AIM Tax-Exempt Cash Fund, Class A3 Shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund and AIM Cash Reserve Shares of AIM Money Market Fund are sold without an initial sales charge.



CATEGORY I FUNDS
AIM Advantage Health Sciences Fund       AIM Large Cap Basic Value Fund
AIM Aggressive Allocation Fund           AIM Large Cap Growth Fund
AIM Aggressive Growth Fund               AIM Leisure Fund
AIM Asia Pacific Growth Fund             AIM Libra Fund
AIM Basic Value Fund                     AIM Mid Cap Basic Value Fund
AIM Blue Chip Fund                       AIM Mid Cap Core Equity Fund
AIM Capital Development Fund             AIM Mid Cap Growth Fund
AIM Charter Fund                         AIM Mid Cap Stock Fund
AIM Conservative Allocation Fund         AIM Moderate Allocation Fund
AIM Constellation Fund                   AIM Moderately Conservative Allocation Fund
AIM Core Stock Fund                      AIM Multi-Sector Fund
AIM Dent Demographic Trends Fund         AIM Opportunities I Fund
AIM Diversified Dividend Fund            AIM Opportunities II Fund
AIM Dynamics Fund                        AIM Opportunities III Fund
AIM Emerging Growth Fund                 AIM Premier Equity Fund
AIM Energy Fund                          AIM Select Equity Fund
AIM European Growth Fund                 AIM Small Cap Equity Fund
AIM European Small Company Fund          AIM Small Cap Growth Fund
AIM Financial Services Fund              AIM Small Company Growth Fund
AIM Global Real Estate Fund              AIM Technology Fund
AIM Global Value Fund                    AIM Total Return Fund
AIM Gold & Precious Metal Fund           AIM Trimark Endeavor Fund
AIM Growth Allocation Fund               AIM Trimark Fund
AIM Health Sciences Fund                 AIM Trimark Small Companies Fund
AIM International Core Equity Fund       AIM Utilities Fund
AIM International Growth Fund            AIM Weingarten Fund
AIM International Small Company Fund


                                                                     Dealer
                                      Investor's Sales Charge      Concession
                                     --------------------------   -------------
                                          As a          As a          As a
                                      Percentage     Percentage    Percentage
                                     of the Public   of the Net   of the Public
     Amount of Investment in           Offering        Amount       Offering
        Single Transaction               Price        Invested       Price
     -----------------------         -------------   ----------   -------------
             Less than $   25,000        5.50%         5.82%            4.75%
$ 25,000 but less than $   50,000        5.25          5.54             4.50
$ 50,000 but less than $  100,000        4.75          4.99             4.00
$100,000 but less than $  250,000        3.75          3.90             3.00
$250,000 but less than $  500,000        3.00          3.09             2.50
$500,000 but less than $1,000,000        2.00          2.04             1.60

        CATEGORY II FUNDS
AIM Balanced Fund                        AIM High Income Municipal Fund
AIM Basic Balanced Fund                  AIM High Yield Fund
AIM Developing Markets Fund              AIM Income Fund
AIM Global Aggressive Growth Fund        AIM Intermediate Government Fund
AIM Global Equity Fund                   AIM Municipal Bond Fund
AIM Global Growth Fund                   AIM Real Estate Fund
AIM Global Health Care Fund              AIM Total Return Bond Fund



                                                                     Dealer
                                      Investor's Sales Charge      Concession
                                     --------------------------   -------------
                                          As a          As a          As a
                                      Percentage     Percentage    Percentage
                                     of the Public   of the Net   of the Public
     Amount of Investment in           Offering        Amount       Offering
        Single Transaction               Price        Invested       Price
     -----------------------         -------------   ----------   -------------
             Less than $   50,000        4.75%          4.99%         4.00%
$ 50,000 but less than $  100,000        4.00           4.17          3.25
$100,000 but less than $  250,000        3.75           3.90          3.00
$250,000 but less than $  500,000        2.50           2.56          2.00
$500,000 but less than $1,000,000        2.00           2.04          1.60


        CATEGORY III FUNDS

AIM Limited Maturity Treasury Fund
AIM Tax-Free Intermediate Fund


                                                                     Dealer
                                      Investor's Sales Charge      Concession
                                     --------------------------   -------------
                                          As a          As a          As a
                                      Percentage     Percentage    Percentage
                                     of the Public   of the Net   of the Public
     Amount of Investment in           Offering        Amount       Offering
        Single Transaction               Price        Invested       Price
     -----------------------         -------------   ----------   -------------
             Less than $  100,000          1.00%        1.01%          0.75%
$100,000 but less than $  250,000          0.75         0.76           0.50
$250,000 but less than $1,000,000          0.50         0.50           0.40

         AIM SHORT TERM BOND FUND


                                                                     Dealer
                                      Investor's Sales Charge      Concession
                                     --------------------------   -------------
                                          As a          As a          As a
                                      Percentage     Percentage    Percentage
                                     of the Public   of the Net   of the Public
     Amount of Investment in           Offering        Amount       Offering
        Single Transaction               Price        Invested       Price
     -----------------------         -------------   ----------   -------------
             Less than $  100,000         2.50           2.56          2.00
$100,000 but less than $  250,000         2.00           2.04          1.50
$250,000 but less than $  500,000         1.50           1.52          1.25
$500,000 but less than $1,000,000         1.25           1.27          1.00

         Beginning on October 31, 2003 Class A Shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund was closed to new investors. Current investors must maintain a share balance in order to continue to make incremental purchases.

         LARGE PURCHASES OF CLASS A SHARES. Investors who purchase $1,000,000 or more of Class A Shares of Category I, II or III Fund and Class A shares of AIM Short Term Bond Fund do not pay an initial sales charge. In addition, investors who currently own Class A shares of Category I, II, or III Funds and Class A shares of AIM Short Term Bond Fund and make additional purchases that result in account balances of $1,000,000 or more do not pay an initial sales charge on the additional purchases. The additional purchases, as well as initial purchases of $1,000,000 or more, are referred to as Large Purchases. If an investor makes a Large Purchase of Class A shares of a Category I or II Fund and Class A shares of AIM Short Term Bond Fund, however, each share will generally be subject to a 1.00% contingent deferred sales charge ("CDSC") if the investor redeems those shares within 18 months after purchase.

         AIM Distributors may pay a dealer concession and/or advance a service fee on Large Purchases, as set forth below. Exchanges between the AIM Funds may affect total compensation paid.

         AIM Distributors may make the following payments to dealers of record for Large Purchases of Class A shares of Category I or II Funds or AIM Short Term Bond Fund by investors other than: (i) retirement plans that are maintained pursuant to Sections 401 and 457 of the Internal Revenue Code of 1986, as amended (the Code"), and (ii) retirement plans that are maintained pursuant to
Section 403 of the Code if the employer or plan sponsor is a tax-exempt organization operated pursuant to Section 501(c)(3) of the Code:

                              PERCENT OF PURCHASES

                 ----------------------------------------------
                 1% of the first $2 million
                 ----------------------------------------------
                 plus 0.80% of the next $1 million
                 ----------------------------------------------
                 plus 0.50% of the next $17 million
                 ----------------------------------------------
                 plus 0.25% of amounts in excess of $20 million
                 ----------------------------------------------

         If (i) the amount of any single purchase order plus (ii) the public offering price of all other shares owned by the same customer submitting the purchase order on the day on which the purchase order is received equals or exceeds $1,000,000, the purchase will be considered a "jumbo accumulation purchase." With regard to any individual jumbo accumulation purchase, AIM Distributors may make payment to the dealer of record based on the cumulative total of jumbo accumulation purchases made by the same customer over the life of his or her account(s).

         If an investor made a Large Purchase of Class A shares of a Category III Fund or AIM Short Term Bond Fund on and after November 15, 2001 and through October 30, 2002 and exchanges those shares for Class A shares of a Category I or II Fund, AIM Distributors will pay an additional dealer concession of 0.75% upon exchange.

         If an investor makes a Large Purchase of Class A shares of a Category I or II Fund or AIM Short Term Bond Fund on or after November 15, 2001 and through October 31, 2002 and exchanges those shares for Class A shares of a Category III Fund, AIM Distributors will not pay any additional dealer compensation upon the exchange. Beginning on February 17, 2003, Class A Shares of a Category I or II Fund or AIM Short Term Bond Fund may not be exchanged for Class A Shares of a Category III Fund.

         If an investor makes a Large Purchase of Class A3 shares of a Category III Fund on and after October 31, 2002 and exchanges those shares for Class A shares of a Category I or II Fund or AIM Short Term Bond Fund, AIM Distributors will pay 1.00% of such purchase as dealer compensation upon the exchange. The Class A Shares of the Category I or II Fund or AIM Short Term Bond Fund received in exchange generally will be subject to a 1.00% CDSC if the investor redeems such shares within 18 months from the date of exchange.

         If an investor makes a Large Purchase of Class A shares of a Category III Fund and exchanges those shares for Class A shares of another Category III Fund, AIM Distributors will not pay any additional dealer concession upon the exchange. Beginning on February 17, 2003, Class A Shares of a Category III Fund may not be exchanged for Class A Shares of another Category III Fund.

         PURCHASES OF CLASS A SHARES BY CERTAIN RETIREMENT PLANS AT NAV. For purchases of Class A shares of Category I and II Funds and AIM Short Term Bond Fund, AIM Distributors may make the following payments to investment dealers or other financial service firms for sales of such shares at net asset value ("NAV") to certain retirement plans provided that the applicable dealer of record is able to establish that the retirement plan's purchase of Class A shares is a new investment (as defined below):

                               PERCENT OF PURCHASE

                 ----------------------------------------------
                 0.50% of the first $20 million
                 ----------------------------------------------
                 plus 0.25% of amounts in excess of $20 million
                 ----------------------------------------------

         This payment schedule will be applicable to purchases of Class A shares at NAV by the following types of retirement plans: (i) all plans maintained pursuant to Sections 401 and 457 of the Code, and (ii) plans maintained pursuant to Section 403 of the Code if the employer or plan sponsor is a tax-exempt organization operated pursuant to Section 501(c)(3) of the Code.

         A "new investment" means a purchase paid for with money that does not represent (i) the proceeds of one or more redemptions of AIM Fund shares, (ii) an exchange of AIM Fund shares, (iii) the repayment of one or more retirement plan loans that were funded through the redemption of AIM Fund shares, or (iv) money returned from another fund family. If AIM Distributors pays a dealer concession in connection with a plan's purchase of Class A shares at NAV, such shares may be subject to a CDSC of 1.00% of net assets for 12 months, commencing on the date the plan first invests in Class A shares of an AIM Fund. If the applicable dealer of record is unable to establish that a plan's purchase of Class A shares at NAV is a new investment, AIM Distributors will not pay a dealer concession in connection with such purchase and such shares will not be subject to a CDSC.

         With regard to any individual jumbo accumulation purchase, AIM Distributors may make payment to the dealer of record based on the cumulative total of jumbo accumulation purchases made by the same plan over the life of the plan's account(s).

         PURCHASERS QUALIFYING FOR REDUCTIONS IN INITIAL SALES CHARGES. As shown in the tables above, purchases of certain amounts of AIM Fund shares may reduce the initial sales charges. These reductions are available to purchasers that meet the qualifications listed below. We will refer to purchasers that meet these qualifications as "Qualified Purchasers."

DEFINITIONS

         As used herein, the terms below shall be defined as follows:

         o "Individual" refers to a person, as well as his or her Spouse or Domestic Partner and his or her Children;

         o "Spouse" is the person to whom one is legally married under state law;

         o "Domestic Partner" is an adult with whom one shares a primary residence for at least six-months, is in a relationship as a couple where one or each of them provides personal or financial welfare of the other without a fee, is not related by blood and is not married;

         o "Child" or "Children" include a biological, adopted or foster son or daughter, a Step-child, a legal ward or a Child of a person standing in loco parentis;

         o "Parent" is a person's biological or adoptive mother or father;

         o "Step-child" is the child of one's Spouse by a previous marriage or relationship;

         o        "Step-parent" is the Spouse of a Child's Parent; and

         o "Immediate Family" includes an Individual (including, as defined above, a person, his or her Spouse or Domestic Partner and his or her Children) as well as his or her Parents, Step-parents and the Parents of Spouse or Domestic Partner.

INDIVIDUALS

         o an Individual (including his or her spouse or domestic partner, and children);

         o a retirement plan established exclusively for the benefit of an Individual, specifically including, but not limited to, a Traditional IRA, Roth IRA, SEP IRA, SIMPLE IRA, Solo 401(k), Keogh plan, or a tax-sheltered 403(b)(7) custodial account; and

         o        a qualified tuition plan account, maintained pursuant to
                  Section 529 of the Code, or a Coverdell Education Savings Account, maintained pursuant to Section 530 of the Code (in either case, the account must be established by an Individual or have an Individual named as the beneficiary thereof).

EMPLOYER-SPONSORED RETIREMENT PLANS

         o a retirement plan maintained pursuant to Sections 401, 403 (only if the employer or plan sponsor is a tax-exempt organization operated pursuant to Section 501(c)(3) of the
                  Code), 408 (includes SEP, SARSEP and SIMPLE IRA plans) or 457 of the Code, if:

                  a. the employer or plan sponsor submits all contributions for all participating employees in a single contribution transmittal (the AIM Funds will not accept separate contributions submitted with respect to individual participants);

                  b. each transmittal is accompanied by a single check or wire transfer; and

                  c. if the AIM Funds are expected to carry separate accounts in the names of each of the plan participants, (i) the employer or plan sponsor notifies AIM Distributors in writing that the separate accounts of all plan participants should be linked, and (ii) all new participant accounts are established by submitting an appropriate Account Application on behalf of each new participant with the contribution transmittal.

         HOW TO QUALIFY FOR REDUCTIONS IN INITIAL SALES CHARGES. The following sections discuss different ways that a Qualified Purchaser can qualify for a reduction in the initial sales charges for purchases of Class A shares of the AIM Funds.

LETTERS OF INTENT

         A Qualified Purchaser may pay reduced initial sales charges by (i) indicating on the Account Application that he, she or it intends to provide a Letter of Intent ("LOI"); and (ii) subsequently fulfilling the conditions of that LOI.

         The LOI confirms the total investment in shares of the AIM Funds that the Qualified Purchaser intends to make within the next 13 months. By marking the LOI section on the account application and by signing the account application, the Qualified Purchaser indicates that he, she or it understands and agrees to the terms of the LOI and is bound by the provisions described below:

     Calculating the Initial Sales Charge

     o Each purchase of fund shares normally subject to an initial sales charge made during the 13-month period will be made at the public offering price applicable to a single transaction of the total dollar amount indicated by the LOI (to determine what the applicable public offering price is, look at the sales charge table in the section on "Initial Sales Charges" above).

     o It is the purchaser's responsibility at the time of purchase to specify the account numbers that should be considered in determining the appropriate sales charge.

     o The offering price may be further reduced as described below under "Rights of Accumulation" if the Transfer Agent is advised of all other accounts at the time of the investment.

     o Shares acquired through reinvestment of dividends and capital gains distributions will not be applied to the LOI.

     Calculating the Number of Shares to be Purchased

     o Purchases made within 90 days before signing an LOI will be applied toward completion of the LOI. The LOI effective date will be the date of the first purchase within the 90-day period.

     o Purchases made more than 90 days before signing an LOI will be applied toward the completion of the LOI based on the value of the shares purchased that is calculated at the public offering price on the effective date of the LOI.

     o If a purchaser meets the original obligation at any time during the 13-month period, he or she may revise the intended investment amount upward by submitting a written and signed request. This revision will not change the original expiration date.

     o The Transfer Agent will process necessary adjustments upon the expiration or completion date of the LOI.

     Fulfilling the Intended Investment

     o By signing an LOI, a purchaser is not making a binding commitment to purchase additional shares, but if purchases made within the 13-month period do not total the amount specified, the purchaser will have to pay the increased amount of sales charge.

     o To assure compliance with the provisions of the 1940 Act, the Transfer Agent will escrow in the form of shares an appropriate dollar amount (computed to the nearest full share) out of the initial purchase (or subsequent purchases if necessary). All dividends and any capital gain distributions on the escrowed shares will be credited to the purchaser. All shares purchased, including those escrowed, will be registered in the purchaser's name. If the total investment specified under this LOI is completed within the 13-month period, the escrowed shares will be promptly released.

     o If the intended investment is not completed, the purchaser will pay the Transfer Agent the difference between the sales charge on the specified amount and the sales charge on the amount actually purchased. If the purchaser does not pay such difference within 20 days of the expiration date, he or she irrevocably constitutes and appoints the Transfer Agent as his attorney to surrender for redemption any or all shares, to make up such difference within 60 days of the expiration date.

     Canceling the LOI

     o If at any time before completing the LOI Program, the purchaser wishes to cancel the agreement, he or she must give written notice to AIM Distributors.

     o If at any time before completing the LOI Program the purchaser requests the Transfer Agent to liquidate or transfer beneficial ownership of his total shares, the LOI will be automatically canceled. If the total amount purchased is less than the amount specified in the LOI, the Transfer Agent will redeem an appropriate number of escrowed shares equal to the difference between the sales charge actually paid and the sales charge that would have been paid if the total purchases had been made at a single time.

     Other Persons Eligible for the LOI Privilege

         The LOI privilege is also available to holders of the Connecticut General Guaranteed Account, established for tax qualified group annuities, for contracts purchased on or before June 30, 1992.

     LOIs and Contingent Deferred Sales Charges

         If an investor entered into an LOI to purchase $1,000,000 or more of Class A shares of a Category III Fund on and after November 15, 2001 and through October 30, 2002, such shares will be subject to a 12-month, 0.25% CDSC. Purchases of Class A shares of a Category III Fund made pursuant to an LOI to purchase $1,000,000 or more of shares entered into prior to November 15, 2001 or after October 30, 2002 will not be subject to this CDSC. All LOIs to purchase $1,000,000 or more of Class A Shares of Category I and II Funds and AIM Short Term Bond Fund are subject to an 18-month, 1% CDSC.

RIGHTS OF ACCUMULATION

         A Qualified Purchaser may also qualify for reduced initial sales charges based upon his, her or its existing investment in shares of any of the AIM Funds at the time of the proposed purchase. To determine whether or not a reduced initial sales charge applies to a proposed purchase, AIM Distributors takes into account not only the money which is invested upon such proposed purchase, but also the value of all shares of the AIM Funds owned by such purchaser, calculated at their then current public offering price.

         If a purchaser qualifies for a reduced sales charge, the reduced sales charge applies to the total amount of money being invested, even if only a portion of that amount exceeds the breakpoint for the reduced sales charge. For example, if a purchaser already owns qualifying shares of any AIM Fund with a value of $20,000 and wishes to invest an additional $20,000 in a fund with a maximum initial sales charge of 5.50%, the reduced initial sales charge of 5.25% will apply to the full $20,000 purchase and not just to the $15,000 in excess of the $25,000 breakpoint.

         To qualify for obtaining the discount applicable to a particular purchase, the purchaser or his dealer must furnish the Transfer Agent with a list of the account numbers and the names in which such accounts of the purchaser are registered at the time the purchase is made.

         Rights of Accumulation are also available to holders of the Connecticut General Guaranteed Account, established for tax-qualified group annuities, for contracts purchased on or before June 30, 1992.

         If an investor's new purchase of Class A shares of a Category I or II Fund or AIM Short Term Bond Fund is at net asset value, the newly purchased shares will be subject to a CDSC if the investor redeems them prior to the end of the 18 month holding period (12 months for Category III Fund shares). For new purchases of Class A shares of Category III Funds at net asset value made on and after November 15, 2001 and through October 30, 2002, the newly purchased shares will be subject to a CDSC if the investor redeems them prior to the end of the 12 month holding period.

         OTHER REQUIREMENTS FOR REDUCTIONS IN INITIAL SALES CHARGES. As discussed above, investors or dealers seeking to qualify orders for a reduced initial sales charge must identify such orders and, if necessary, support their qualification for the reduced charge. AIM Distributors reserves the right to determine whether any purchaser is entitled to the reduced sales charge based on the definition of a Qualified Purchaser listed above. No person or entity may distribute shares of the AIM Funds without payment of the applicable sales charge other than to Qualified Purchasers.


         Purchases of Class A shares of AIM Tax-Exempt Cash Fund, Class A3 Shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund, AIM Cash Reserve Shares of AIM Money Market Fund, and Class B and Class C shares of AIM Floating Rate Fund and Investor Class shares of any Fund will not be taken into account in determining whether a purchase qualifies for a reduction in initial sales charges.



         PURCHASES OF CLASS A SHARES AT NET ASSET VALUE. AIM Distributors permits certain categories of persons to purchase Class A shares of AIM Funds without paying an initial sales charge. These are typically categories of persons whose transactions involve little expense, such as persons who have a relationship with the funds or with AIM and certain programs for purchase.


         AIM Distributors believes that it is appropriate and in the Funds' best interests that such persons, and certain other persons whose purchases result in relatively low expenses of distribution, be permitted to purchase shares through AIM Distributors without payment of a sales charge.

         Accordingly, the following purchasers will not pay initial sales charges on purchases of Class A shares because there is a reduced sales effort involved in sales to these purchasers:

     o   AIM Management and its affiliates, or their clients;

     o Any current or retired officer, director or employee (and members of their Immediate Family) of AIM Management, its affiliates or The AIM Family of Funds,--Registered Trademark-- and any foundation, trust or employee benefit plan established exclusively for the benefit of, or by, such persons;

     o Any current or retired officer, director, or employee (and members of their Immediate Family), of DST Systems, Inc. or Personix, a division of Fiserv Solutions, Inc.;

     o Sales representatives and employees (and members of their Immediate Family) of selling group members of financial institutions that have arrangements with such selling group members;

     o   Purchases through approved fee-based programs;

     o Employer-sponsored retirement plans that are Qualified Purchasers, as defined above, provided that:

              a.  a plan's initial investment is at least $1 million;

              b. there are at least 100 employees eligible to participate in the plan; or

              c. all plan transactions are executed through a single omnibus account per AIM Fund and the financial institution or service organization has entered into the appropriate agreement with the distributor; further provided that

              d. retirement plans maintained pursuant to Section 403(b) of the Code are not eligible to purchase shares at NAV based on the aggregate investment made by the plan or the number of eligible employees unless the employer or plan sponsor is a tax-exempt organization operated pursuant to Section 501(c)(3) of the Code; and

              e. purchases of AIM Opportunities I Fund by all retirement plans are subject to initial sales charges;

     o Shareholders of record of Advisor Class shares of AIM International Growth Fund or AIM Worldwide Growth Fund on February 12, 1999 who have continuously owned shares of the AIM Funds;

     o Shareholders of record or discretionary advised clients of any investment advisor holding shares of AIM Weingarten Fund or AIM Constellation Fund on September 8, 1986, or of AIM Charter Fund on November 17, 1986, who have continuously owned shares having a market value of at least $500 and who purchase additional shares of the same Fund;

     o Unitholders of G/SET series unit investment trusts investing proceeds from such trusts in shares of AIM Weingarten Fund or AIM Constellation Fund; provided, however, prior to the termination date of the trusts, a unitholder may invest proceeds from the redemption or repurchase of his units only when the investment in shares of AIM Weingarten Fund and AIM Constellation Fund is effected within 30 days of the redemption or repurchase;

     o A shareholder of a fund that merges or consolidates with an AIM Fund or that sells its assets to an AIM Fund in exchange for shares of an AIM Fund;

     o Shareholders of the GT Global funds as of April 30, 1987 who since that date continually have owned shares of one or more of these funds;

     o Certain former AMA Investment Advisers' shareholders who became shareholders of the AIM Global Health Care Fund in October 1989, and who have continuously held shares in the GT Global funds since that time;

     o Shareholders of record of Advisor Class shares of an AIM Fund on February 11, 2000 who have continuously owned shares of that AIM Fund, and who purchase additional shares of that AIM Fund;

     o   Shareholders of Investor Class shares of an AIM Fund;

     o   Qualified Tuition Programs created and maintained in accordance with
         Section 529 of the Code;

     o Initial purchases made by Qualified Purchasers, as defined above, within one (1) year after the registered representative who services their account(s) has become affiliated with a selling group member with which AIM Distributors has entered into a written agreement; and

     o Participants in select brokerage programs for retirement plans and rollover IRAs who purchase shares through an electronic brokerage platform offered by entities with which AIM Distributors has entered into a written agreement.

         In addition, an investor may acquire shares of any of the AIM Funds at net asset value in connection with:

     o   the reinvestment of dividends and distributions from a Fund;

     o   exchanges of shares of certain Funds; or

     o   a merger, consolidation or acquisition of assets of a Fund.

         PAYMENTS TO DEALERS. AIM Distributors may elect to re-allow the entire initial sales charge to dealers for all sales with respect to which orders are placed with AIM Distributors during a particular period. Dealers to whom substantially the entire sales charge is re-allowed may be deemed to be "underwriters" as that term is defined under the 1933 Act.


          The financial advisor through which you purchase your shares may receive all or a portion of the sales charges and Rule 12b-1 distribution fees discussed above. In addition to those payments, AIM Distributors or one or more of its corporate affiliates (collectively, the "ADI Affiliates") may make additional cash payments to financial advisors in connection with the promotion and sale of shares of AIM funds. ADI Affiliates makes these payments from its own resources, from AIM Distributors' retention of underwriting concessions and from payments to AIM Distributors under Rule 12b-1 plans. These additional cash payments are described below. The categories described below are not mutually exclusive. The same financial advisor may receive payments under more than one or all categories. Most financial advisors that sell shares of AIM funds receive one or more types of these cash payments.



         In this context, "financial advisors" include any broker, dealer, bank (including bank trust departments), registered investment advisor, financial planner, retirement plan administrator and any other financial intermediary having a selling, administration or similar agreement with ADI Affiliates.



         REVENUE SHARING PAYMENTS. ADI Affiliates makes revenue sharing payments as incentives to certain financial advisors to promote and sell shares of AIM funds. The benefits ADI Affiliates receives when it makes these payments include, among other things, placing AIM funds on the financial advisor's funds sales system, placing AIM funds on the financial advisor's preferred or recommended fund list, and access (in some cases on a preferential basis over other competitors) to individual members of the financial advisor's sales force or to the financial advisor's management. Revenue sharing payments are sometimes referred to as "shelf space" payments because the payments compensate the financial advisor for including AIM funds in its fund sales system (on its "sales shelf"). ADI Affiliates compensates financial advisors differently depending typically on the level and/or type of considerations provided by the financial advisor. In addition, payments typically apply only to retail sales, and may not apply to other types of sales or assets (such as sales to retirement plans, qualified tuition programs, or fee based advisor programs - some of which may be generate certain other payments described below.)



         The revenue sharing payments ADI Affiliates makes may be calculated on sales of shares of AIM funds ("Sales-Based Payments"), in which case the total amount of such payments shall not exceed 0.25% of the public offering price of all shares sold by the financial advisor during the particular period. Such payments also may be calculated on the average daily net assets of the applicable AIM funds attributable to that particular financial advisor ("Asset-Based Payments"), in which case the total amount of such cash payments shall not exceed 0.25% per annum of those assets during a defined period. Sales-Based Payments primarily create incentives to make new sales of shares of AIM funds and Asset-Based Payments primarily create incentives to retain previously sold shares of AIM funds in investor accounts. ADI Affiliates may pay a financial advisor either or both Sales-Based Payments and Asset-Based Payments.



         ADMINISTRATIVE AND PROCESSING SUPPORT PAYMENTS. ADI Affiliates also may make payments to certain financial advisors that sell AIM Fund shares for certain administrative services, including record keeping and sub-accounting shareholder accounts. Payments for these services typically do not exceed 0.25% of average annual assets or $19 per annum per shareholder account. ADI Affiliates also may make payments to certain financial advisors that sell AIM Fund shares in connection with client account maintenance support, statement preparation and transaction processing. The types of payments that ADI Affiliates may make under this category include, among others, payment of ticket charges of up to $__ per purchase or exchange order placed by a financial advisor, payment of networking fees of up to $12 per shareholder account maintained on certain mutual fund trading systems, or one-time payments for ancillary services such as setting up funds on a financial advisor's mutual fund trading systems.



         OTHER CASH PAYMENTS. From time to time, ADI Affiliates, at its expense, may provide additional compensation to financial advisors which sell or arrange for the sale of shares of the Fund. Such compensation provided by ADI Affiliates may include financial assistance to financial advisors that enable ADI Affiliates to participate in and/or present at conferences or seminars, sales or training programs for invited registered representatives and other employees, client entertainment, client and investor events, and other financial advisor-sponsored events, and travel expenses, including lodging incurred by registered representatives and other employees in connection with client prospecting, retention and due diligence trips. Other compensation may be offered to the extent not prohibited by state laws or any self-regulatory agency, such as the NASD. ADI Affiliates makes payments for entertainment events it deems appropriate, subject to ADI Affiliates guidelines and applicable law. These payments may vary depending upon the nature of the event or the relationship.



         ADI Affiliates is motivated to make the payments described above since they promote the sale of AIM fund shares and the retention of those investments by clients of financial advisors. To the extent financial advisors sell more shares of AIM funds or retain shares of AIM funds in their clients' accounts, ADI Affiliates benefits from the incremental management and other fees paid to ADI Affiliates by the AIM funds with respect to those assets.



         In certain cases these payments could be significant to the financial advisor. Your financial advisor may charge you additional fees or commissions other than those disclosed in this prospectus. You can ask your financial advisor about any payments it receives from ADI Affiliates or the AIM funds, as well as about fees and/or commissions it charges.


Purchases of Class B Shares

         Class B shares are sold at net asset value, and are not subject to an initial sales charge. Instead, investors may pay a CDSC if they redeem their shares within six years after purchase. See the Prospectus for additional information regarding contingent deferred sales charges. AIM Distributors may pay sales commissions to dealers and institutions who sell Class B shares of the AIM Funds at the time of such sales. Payments will equal 4.00% of the purchase price and will consist of a sales commission equal to 3.75% plus an advance of the first year service fee of 0.25%.

Purchases of Class C Shares

         Class C shares are sold at net asset value, and are not subject to an initial sales charge. Instead, investors may pay a CDSC if they redeem their shares within the first year after purchase (no CDSC applies to Class C shares of AIM Short Term Bond Fund unless you exchange shares of another AIM Fund that are subject to a CDSC into AIM Short Term Bond Fund). See the Prospectus for additional information regarding this CDSC. AIM Distributors may pay sales commissions to dealers and institutions who sell Class C shares of the AIM Funds (except for Class C shares of AIM Short Term Bond Fund) at the time of such sales. Payments will equal 1.00% of the purchase price and will consist of a sales commission of 0.75% plus an advance of the first year service fee of 0.25%. These commissions are not paid on sales to investors exempt from the CDSC, including shareholders of record of AIM Advisor Funds, Inc. on April 30, 1995, who purchase additional shares in any of the Funds on or after May 1, 1995, and in circumstances where AIM Distributors grants an exemption on particular transactions.

         AIM Distributors may pay dealers and institutions who sell Class C shares of AIM Short Term Bond Fund an annual fee of 0.50% of average daily net assets. These payments will consist of an asset-based fee of 0.25% and a service fee of 0.25% and will commence immediately.

Purchases of Class K Shares

         Class K shares are sold at net asset value, and are not subject to an initial sales charge. If AIM Distributors pays a concession to the dealer of record, however, the Class K shares are subject to a 0.70% CDSC at the time of redemption if all retirement plan assets are redeemed within one year from the date of the retirement plan's initial purchase.

         For purchases of Class K shares, AIM Distributors may make the following payments to dealers of record:

                         PERCENT OF CUMULATIVE PURCHASE

                  ---------------------------------------------
                  0.70% of the first $5 million
                  ---------------------------------------------
                  plus 0.45% of amounts in excess of $5 million
                  ---------------------------------------------


         If the dealer of record receives the above payments, the trail commission will be paid out beginning in the 13th month. If no additional fee is paid to financial intermediaries, the trail commission will begin to accrue immediately.


Purchases of Class R Shares

         Class R shares are sold at net asset value, and are not subject to an initial sales charge. If AIM Distributors pays a concession to the dealer of record, however, the Class R shares are subject to a 0.75% CDSC at the time of redemption if all retirement plan assets are redeemed within one year from the date of the retirement plan's initial purchase. For purchases of Class R shares of Category I or II Funds or AIM Short Term Bond Fund, AIM Distributors may make the following payments to dealers of record provided that the applicable dealer of record is able to establish that the purchase of Class R shares is a new investment or a rollover from a retirement plan in which an AIM Fund was offered as an investment option:

                         Percent of Cumulative Purchases

                  ---------------------------------------------
                  0.75% of the first $5 million
                  ---------------------------------------------
                  plus 0.50% of amounts in excess of $5 million
                  ---------------------------------------------

         With regard to any individual purchase of Class R shares, AIM Distributors may make payment to the dealer of record based on the cumulative total of purchases made by the same plan over the life of the plan's account(s).

Purchases of Investor Class Shares


         Investor Class shares are sold at net asset value, and are not subject to an initial sales charge. or to a CDSC. AIM Distributors may pay dealers and institutions an annual service fee of 0.25% of average daily net assets and such payments will commence immediately.

Purchases of Institutional Class Shares

         Institutional Class shares are sold at net asset value, and are not subject to an initial sales charge or to a CDSC.


Exchanges


         TERMS AND CONDITIONS OF EXCHANGES. Normally, shares of an AIM Fund to be acquired by exchange are purchased at their net asset value or applicable offering price, as the case may be, determined on the date that such request is received, but under unusual market conditions such purchases may be delayed for up to five business days if it is determined that a fund would be materially disadvantaged by an immediate transfer of the proceeds of the exchange. If a shareholder is exchanging into a fund paying daily dividends, and the release of the exchange proceeds is delayed for the foregoing five-day period, such shareholder will not begin to accrue dividends until the sixth business day after the exchange.

         EXCHANGES BY TELEPHONE. AIM Distributors has made arrangements with certain dealers and investment advisory firms to accept telephone instructions to exchange shares between any of the AIM Funds. AIM Distributors reserves the right to impose conditions on dealers or investment advisors who make telephone exchanges of shares of the funds, including the condition that any such dealer or investment advisor enter into an agreement (which contains additional conditions with respect to exchanges of shares) with AIM Distributors. To exchange shares by telephone, a shareholder, dealer or investment advisor who has satisfied the foregoing conditions must call AIS at (800) 959-4246. If a shareholder is unable to reach AIS by telephone, he may also request exchanges by fax, telegraph or use overnight courier services to expedite exchanges by mail, which will be effective on the business day received by AIS as long as such request is received prior to the close of the customary trading session of the New York Stock Exchange ("NYSE"). AIS and AIM Distributors may in certain cases be liable for losses due to unauthorized or fraudulent transactions if they do not follow reasonable procedures for verification of telephone transactions. Such reasonable procedures may include recordings of telephone transactions (maintained for six months), requests for confirmation of the shareholder's Social Security Number and current address, and mailings of confirmations promptly after the transaction.

Redemptions

         GENERAL. Shares of the AIM Funds may be redeemed directly through AIM Distributors or through any dealer who has entered into an agreement with AIM Distributors. In addition to the Funds' obligation to redeem shares, AIM Distributors may also repurchase shares as an accommodation to shareholders. To effect a repurchase, those dealers who have executed Selected Dealer Agreements with AIM Distributors must phone orders to the order desk of the Funds at (800) 959-4246 and guarantee delivery of all required documents in good order. A repurchase is effected at the net asset value per share of the applicable Fund next determined after the repurchase order is received. Such an arrangement is subject to timely receipt by AIS, the Funds' transfer agent, of all required documents in good order. If such documents are not received within a reasonable time after the order is placed, the order is subject to cancellation. While there is no charge imposed by a Fund or by AIM Distributors (other than any applicable contingent deferred sales charge) when shares are redeemed or repurchased, dealers may charge a fair service fee for handling the transaction.

         SUSPENSION OF REDEMPTIONS. The right of redemption may be suspended or the date of payment postponed when (a) trading on the NYSE is restricted, as determined by applicable rules and regulations of the SEC, (b) the NYSE is closed for other than customary weekend and holiday closings,

(c) the SEC has by order permitted such suspension, or (d) an emergency as determined by the SEC exists making disposition of portfolio securities or the valuation of the net assets of a Fund not reasonably practicable.

         REDEMPTIONS BY TELEPHONE. By signing an account application form, an investor appoints AIS as his true and lawful attorney-in-fact to surrender for redemption any and all unissued shares held by AIS in the designated account(s), present or future, with full power of substitution in the premises. AIS and AIM Distributors are thereby authorized and directed to accept and act upon any telephone redemptions of shares held in any of the account(s) listed, from any person who requests the redemption. An investor acknowledges by signing the form that he understands and agrees that AIS and AIM Distributors may not be liable for any loss, expense or cost arising out of any telephone redemption requests effected in accordance with the authorization set forth in these instructions if they reasonably believe such request to be genuine, but may in certain cases be liable for losses due to unauthorized or fraudulent transactions. Procedures for verification of telephone transactions may include recordings of telephone transactions (maintained for six months), requests for confirmation of the shareholder's Social Security Number and current address, and mailings of confirmations promptly after the transactions. AIS reserves the right to cease to act as attorney-in-fact subject to this appointment, and AIM Distributors reserves the right to modify or terminate the telephone redemption privilege at any time without notice. An investor may elect not to have this privilege by marking the appropriate box on the application. Then any redemptions must be effected in writing by the investor.


         SYSTEMATIC REDEMPTION PLAN. A Systematic Redemption Plan permits a shareholder of an AIM Fund to withdraw on a regular basis at least $50 per withdrawal. Under a Systematic Redemption Plan, all shares are to be held by AIS and all dividends and distributions are reinvested in shares of the applicable AIM Fund by AIS. To provide funds for payments made under the Systematic Redemption Plan, AIS redeems sufficient full and fractional shares at their net asset value in effect at the time of each such redemption.


         Payments under a Systematic Redemption Plan constitute taxable events. Since such payments are funded by the redemption of shares, they may result in a return of capital and in capital gains or losses, rather than in ordinary income. Because sales charges are imposed on additional purchases of Class A shares, it is disadvantageous to effect such purchases while a Systematic Redemption Plan is in effect.

         Each AIM Fund bears its share of the cost of operating the Systematic Redemption Plan.

Contingent Deferred Sales Charges Imposed upon Redemption of Shares

         A CDSC may be imposed upon the redemption of Large Purchases of Class A shares of Category I and II Funds and AIM Short Term Bond Fund or upon the redemption of Class B shares or Class C shares (no CDSC applies to Class C shares of AIM Short Term Bond Fund unless you exchange shares of another AIM Fund that are subject to a CDSC into AIM Short Term Bond Fund) and, in certain circumstances, upon the redemption of Class K or Class R shares. See the Prospectus for additional information regarding CDSCs.

         CONTINGENT DEFERRED SALES CHARGE EXCEPTIONS FOR LARGE PURCHASES OF CLASS A SHARES. An investor who has made a Large Purchase of Class A shares of a Category I, II or III Fund, or AIM Short Term Bond Fund will not be subject to a CDSC upon the redemption of those shares in the following situations:

         o Redemptions of shares of Category I or II Funds or AIM Short Term Bond Fund held more than 18 months;

         o Redemptions of shares of Category III Funds purchased prior to November 15, 2001 or after October 30, 2002;

         o Redemptions of shares of Category III Funds purchased on or after November 15, 2001 and through October 30, 2002 and held for more than 12 months;


         o        Redemptions of shares held by retirement plans in cases where
                  (i) the plan has remained invested in Class A shares of a Fund for at least 12 months, or (ii) the redemption is not a complete redemption of shares held by the plan;


         o        Redemptions from private foundations or endowment funds;

         o Redemptions of shares by the investor where the investor's dealer waives the amounts otherwise payable to it by the distributor and notifies the distributor prior to the time of investment;

         o Redemptions of shares of Category I, II or III Funds, AIM Cash Reserve Shares of AIM Money Market Fund or AIM Short Term Bond acquired by exchange from Class A shares of a Category I or II Fund or AIM Short Term Bond Fund, unless the shares acquired by exchange (on or after November 15, 2001 and through October 30, 2002 with respect to Category III Funds) are redeemed within 18 months of the original purchase of the exchanges of Category I or II Fund or AIM Short Term Bond Fund shares;

         o Redemptions of shares of Category III Funds, shares of AIM Tax-Exempt Cash Fund or AIM Cash Reserve Shares of AIM Money Market Fund acquired by exchange from Class A shares of a Category III Fund purchased prior to November 15, 2001;

         o Redemptions of shares of Category I or II Funds or AIM Short Term Bond Fund acquired by exchange from Class A shares of a Category III Fund purchased on and after November 15, 2001 and through October 30, 2002, unless the shares acquired by exchange are redeemed within 18 months of the original purchase of the exchanged Category III Fund shares;

         o Redemptions of shares of Category III Funds, shares of AIM Tax-Exempt Cash Fund or AIM Cash Reserve Shares of AIM Money Market Fund acquired by exchange from Class A shares of a Category III Fund purchased on and after November 15, 2001 and through October 30, 2002, unless the shares acquired by exchange are redeemed within 12 months of the original purchase of the exchanged Category III Fund shares;

         o Redemptions of shares of Category I or II Funds or AIM Short Term Bond Fund acquired by exchange on and after November 15, 2001 from AIM Cash Reserve Shares of AIM Money Market Fund if the AIM Cash Reserve Shares were acquired by exchange from a Category I or II Fund or AIM Short Term Bond Fund, unless the Category I or II Fund or AIM Short Term Bond Fund shares acquired by exchange are redeemed within 18 months of the original purchase of the exchanged Category I or II Funds or AIM Short Term Bond Fund shares;

         o Redemptions of Category I or II Funds or AIM Short Term Bond Fund by retirement plan participants resulting from a total redemption of the plan assets that occurs more than one year from the date of the plan's initial purchase; and

         o Redemptions of shares of Category I or II Funds or AIM Short Term Bond Fund held by an Investor Class shareholder.

         CONTINGENT DEFERRED SALES CHARGE EXCEPTIONS FOR CLASS B AND C SHARES. Investors who purchased former GT Global funds Class B shares before June 1, 1998 are subject to the following waivers from the CDSC otherwise due upon redemption:

         o Total or partial redemptions resulting from a distribution following retirement in the case of a tax-qualified employer-sponsored retirement;

         o Minimum required distributions made in connection with an IRA, Keogh Plan or custodial account under Section 403(b) of the Code or other retirement plan following attainment of age
                  70 1/2;

         o Redemptions pursuant to distributions from a tax-qualified employer-sponsored retirement plan, which is invested in the former GT Global funds, which are permitted to be made without penalty pursuant to the Code, other than tax-free rollovers or transfers of assets, and the proceeds of which are reinvested in the former GT Global funds;

         o Redemptions made in connection with participant-directed exchanges between options in an employer-sponsored benefit plan;

         o Redemptions made for the purpose of providing cash to fund a loan to a participant in a tax-qualified retirement plan;

         o Redemptions made in connection with a distribution from any retirement plan or account that is permitted in accordance with the provisions of Section 72(t)(2) of the Code, and the regulations promulgated thereunder;

         o Redemptions made in connection with a distribution from a qualified profit-sharing or stock bonus plan described in
                  Section 401(k) of the Code to a participant or beneficiary under Section 401(k)(2)(B)(IV) of the Code upon hardship of the covered employee (determined pursuant to Treasury Regulation Section 1.401(k)-1(d)(2)); and

         o Redemptions made by or for the benefit of certain states, counties or cities, or any instrumentalities, departments or authorities thereof where such entities are prohibited or limited by applicable law from paying a sales charge or commission.

         CDSCs will not apply to the following redemptions of Class B or Class C shares, as applicable:

         o Additional purchases of Class C shares of AIM International Core Equity Fund and AIM Real Estate Fund by shareholders of record on April 30, 1995, of AIM International Value Fund, predecessor to AIM International Core Equity Fund, and AIM Real Estate Fund, except that shareholders whose broker-dealers maintain a single omnibus account with AIS on behalf of those shareholders, perform sub-accounting functions with respect to those shareholders, and are unable to segregate shareholders of record prior to April 30, 1995, from shareholders whose accounts were opened after that date will be subject to a CDSC on all purchases made after March 1, 1996;

         o        Redemptions following the death or post-purchase disability of
                  (1) any registered shareholders on an account or (2) a settlor of a living trust, of shares held in the account at the time of death or initial determination of post-purchase disability;


         o        Certain distributions from individual retirement accounts,
                  Section 403(b) retirement plans, Section 457 deferred compensation plans and Section 401 qualified plans, where redemptions result from (i) required minimum distributions to plan participants or beneficiaries who are age 70 1/2 or older, and only with respect to that portion of such distributions that does not exceed 12% annually of the participant's or beneficiary's account value in a particular Fund; (ii) in kind transfers of assets where the participant or beneficiary notifies the distributor of the transfer no later than the time the transfer occurs; (iii) tax-free rollovers or transfers of assets to another plan of the type described above invested in Class B or Class C shares of one or more of the Funds; (iv) tax-free returns of excess contributions or returns of excess deferral amounts; and (v) distributions on the death or disability (as defined in the Code) of the participant or beneficiary;


         o Amounts from a Systematic Redemption Plan of up to an annual amount of 12% of the account value on a per fund basis, at the time the withdrawal plan is established, provided the investor reinvests his dividends;

         o Liquidation by the Fund when the account value falls below the minimum required account size of $500; and

         o        Investment account(s) of AIM.

         CDSCs will not apply to the following redemptions of Class C shares:

         o A total or partial redemption of shares where the investor's dealer of record notified the distributor prior to the time of investment that the dealer would waive the upfront payment otherwise payable to him;

         o A total or partial redemption which is necessary to fund a distribution requested by a participant in a retirement plan maintained pursuant to Section 401, 403, or 457 of the Code;


         o Redemptions of Class C shares of a Fund other than AIM Short Term Bond Fund if you received such Class C shares by exchanging Class C shares of AIM Short Term Bond Fund; and



         o Redemptions of Class C shares of AIM Short Term Bond Fund you received such Class C shares by exchanging Class C shares of another Fund and the original purchase was subject to a CDSC.


         CDSCs will not apply to the following redemptions of Class R shares:

         o Class R shares where the retirement plan's dealer of record notifies the distributor prior to the time of investment that the dealer waives the upfront payment otherwise payable to him; and


         o        Redemptions of shares held by retirement plans in cases where
                  (i) the plan has remained invested in Class R shares of a Fund for at least 12 months, or (ii) the redemption is not a complete redemption of all Class R shares held by the plan.


         CDSCs will not apply to the following redemptions of Class K shares:

         o Class K shares where the retirement plan's dealer of record notifies the distributor prior to the time of investment that the dealer waives the upfront payment otherwise payable to him.

General Information Regarding Purchases, Exchanges and Redemptions

         GOOD ORDER. Purchase, exchange and redemption orders must be received in good order. To be in good order, an investor must supply AIS with all required information an documentation, including signature guarantees when required. In addition, if a purchase of shares is made by check, the check must be received in good order. This means that the check must be properly completed and signed, and legible to AIS in its sole discretion.

         AUTHORIZED AGENTS. AIS and AIM Distributors may authorize agents to accept purchase and redemption orders that are in good form on behalf of the AIM Funds. In certain cases, these authorized agents are authorized to designate other intermediaries to accept purchase and redemption orders on a Fund's behalf. A Fund will be deemed to have received the purchase or redemption order when the Fund's authorized agent or its designee accepts the order. The order will be priced at the net asset value next determined after the order is accepted by a Fund's authorized agent or its designee.

         TIMING OF PURCHASE ORDERS. It is the responsibility of the dealer or other financial intermediary to ensure that all orders are transmitted on a timely basis to AIS. Any loss resulting from the failure of the dealer or financial intermediary to submit an order within the prescribed time frame will be borne by that dealer or financial intermediary. If a check used to purchase shares does not clear, or if any investment order must be canceled due to nonpayment, the investor will be responsible for any resulting loss to an AIM Fund or to AIM Distributors.

         SIGNATURE GUARANTEES. In addition to those circumstances listed in the "Shareholder Information" section of each Fund's prospectus, signature guarantees are required in the following situations: (1) requests to transfer the registration of shares to another owner; (2) telephone exchange and telephone redemption authorization forms; (3) changes in previously designated wiring or electronic funds transfer instructions; and (4) written redemptions or exchanges of shares previously reported as lost, whether or not the redemption amount is under $250,000 or the proceeds are to be sent to the address of record. AIM Funds may waive or modify any signature guarantee requirements at any time.

         Acceptable guarantors include banks, broker-dealers, credit unions, national securities exchanges, savings associations and any other organization, provided that such institution or organization qualifies as an "eligible guarantor institution" as that term is defined in rules adopted by the SEC, and further provided that such guarantor institution is listed in one of the reference guides contained in AIS' current Signature Guarantee Standards and Procedures, such as certain domestic banks, credit unions, securities dealers, or securities exchanges. AIS will also accept signatures with either: (1) a signature guaranteed with a medallion stamp of the STAMP Program, or (2) a signature guaranteed with a medallion stamp of the NYSE Medallion Signature Program, provided that in either event, the amount of the transaction involved does not exceed the surety coverage amount indicated on the medallion. For information regarding whether a particular institution or organization qualifies as an "eligible guarantor institution," an investor should contact the Client Services Department of AIS.

         TRANSACTIONS BY TELEPHONE. By signing an account application form, an investor appoints AIS as his true and lawful attorney-in-fact to surrender for redemption any and all unissued shares held by AIS in the designated account(s), or in any other account with any of the AIM Funds, present or future, which has the identical registration as the designated account(s), with full power of substitution in the premises. AIS and AIM Distributors are thereby authorized and directed to accept and act upon any telephone redemptions of shares held in any of the account(s) listed, from any person who requests the redemption proceeds to be applied to purchase shares in any one or more of the AIM Funds, provided that such fund is available for sale and provided that the registration and mailing address of the shares to be purchased are identical to the registration of the shares being redeemed. An investor acknowledges by signing the form that he understands and agrees that AIS and AIM Distributors may not be liable for any loss, expense or cost arising out of any telephone exchange requests effected in accordance with the authorization set forth in these instructions if they reasonably believe such request to be genuine, but may in certain cases be liable for losses due to unauthorized or fraudulent transactions. Procedures for verification of telephone transactions may include recordings of telephone transactions (maintained for six months), requests for confirmation of the shareholder's Social Security Number and current address, and mailings of confirmations promptly after the transactions. AIS reserves the right to modify or terminate the telephone exchange privilege at any time without notice. An investor may elect not to have this privilege by marking the appropriate box on the application. Then any exchanges must be effected in writing by the investor.

         INTERNET TRANSACTIONS. An investor may effect transactions in his account through the internet by establishing a Personal Identification Number
(PIN). By establishing a PIN the investor acknowledges and agrees that neither AIS nor AIM Distributors will be liable for any loss, expense or cost arising out of any internet transaction effected by them in accordance with any instructions submitted by a user who transmits the PIN as authentication of his or her identity. Procedures for verification of internet transactions include requests for confirmation of the shareholder's personal identification number and mailing of confirmations promptly after the transactions. The investor also acknowledges that the ability to effect internet transactions may be terminated at any time by the AIM Funds.

         ABANDONED PROPERTY. It is the responsibility of the investor to ensure that AIS maintains a correct address for his account(s). An incorrect address may cause an investor's account statements and other mailings to be returned to AIS. Upon receiving returned mail, AIS will attempt to locate the investor or rightful owner of the account. If unsuccessful, AIS will retain a shareholder locator service with a national information database to conduct periodic searches for the investor. If the search firm is unable to locate the investor, the search firm will determine whether the investor's account has legally been abandoned. AIS is legally obligated to escheat (or transfer) abandoned property to the appropriate state's unclaimed property administrator in accordance with statutory requirements. The investor's last known address of record determines which state has jurisdiction.

OFFERING PRICE

         The following formula may be used to determine the public offering price per Class A share of an investor's investment:

         Net Asset Value / (1 - Sales Charge as % of Offering Price ) = Offering Price.

         For example, at the close of business on July 31, 2004, AIM High Yield Fund - Class A shares had a net asset value per share of $4.31. The offering price, assuming an initial sales charge of 4.75%, therefore was $4.52.

Calculation of Net Asset Value

For AIM Money Market Fund

         The net asset value per share of the Fund is determined daily as of 12:00 noon and the close of the customary trading session of the NYSE (generally 4:00 p.m. Eastern time) on each business day of the Fund. In the event the NYSE closes early (i.e. before 4:00 p.m. Eastern time) on a particular day, the net asset value of the Fund is determined as of the close of the NYSE on such day. Net asset value per share is determined by dividing the value of the Fund's securities, cash and other assets (including interest accrued but not collected) attributable to a particular class, less all its liabilities (including accrued expenses and dividends payable) attributable to that class, by the number of shares outstanding of that class and rounding the resulting per share net asset value to the nearest one cent. Determination of the net asset value per share is made in accordance with generally accepted accounting principles.

         The Fund uses the amortized cost method to determine its net asset value. Under the amortized cost method, each investment is valued at its cost and thereafter any discount or premium is amortized on a constant basis to maturity. While this method provides certainty of valuation, it may result in periods in which the amortized cost value of the Fund's investments is higher or lower than the price that would be received if the investments were sold. During periods of declining interest rates, use by the Fund of the amortized cost method of valuing its portfolio may result in a lower value than the market value of the portfolio, which could be an advantage to new investors relative to existing shareholders. The converse would apply in a period of rising interest rates.

         The Fund may use the amortized cost method to determine its net asset value so long as the Fund does not (a) purchase any instrument with a remaining maturity greater than 397 days (for these purposes, repurchase agreements shall not be deemed to involve the purchase by the Fund of the securities pledged as collateral in connection with such agreements) or (b) maintain a dollar-weighted average portfolio maturity in excess of 90 days, and otherwise complies with the terms of rules adopted by the SEC.


         The Board has established procedures designed to stabilize the Fund's net asset value per share at $1.00, to the extent reasonably possible. Such procedures include review of portfolio holdings by the trustees at such intervals as they may deem appropriate. The reviews are used to determine whether net asset value, calculated by using available market quotations, deviates from $1.00 per share and, if so, whether such deviation may result in material dilution or is otherwise unfair to investors or existing shareholders. In the event the trustees determine that a material deviation exists, they intend to take such corrective action as they deem necessary and appropriate. Such actions may include selling portfolio securities prior to maturity in order to realize capital gains or losses or to shorten average portfolio maturity, withholding dividends, redeeming shares in kind, or establishing a net asset value per share by using available market quotations. When available market quotations are used to establish net asset value, the net asset value could possibly be more or less than $1.00 per share. AIM Money Market Fund intends to comply with any amendments made to Rule 2a-7 which may require corresponding changes in the Fund's procedures which are designed to stabilize the Fund's price per share at $1.00.



For AIM Global Real Estate Fund, AIM High Yield Fund, AIM Income Fund, AIM Intermediate Government Fund, AIM Limited Maturity Treasury Fund, AIM Municipal Bond Fund, AIM Real Estate Fund, AIM Short Term Bond Fund, AIM Total Return Bond Fund


         Each Fund determines its net asset value per share once daily as of the close of the customary trading session of the NYSE (generally 4:00 p.m. Eastern time) on each business day of the Fund. In the event the NYSE closes early (i.e., before 4:00 p.m. Eastern time) on a particular day, each Fund determines its net asset value per share as of the close of the NYSE on such day. For purposes of determining net asset value per share, futures and option contracts generally will be valued 15 minutes after the close of the customary trading session of the NYSE. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. The Funds determine net asset value per share by dividing the value of a Fund's securities, cash and other assets (including interest accrued but not collected) attributable to a particular class, less all its liabilities (including accrued expenses and dividends payable) attributable to that class, by the total number of shares outstanding of that class. Determination of a Fund's net asset value per share is made in accordance with generally accepted accounting principles. The net asset value for shareholder transactions may be different than the net asset value reported in the Fund's financial statement due to adjustments required by generally accepted accounting principles made to the net assets of the Fund at period end.


         Each equity security (excluding convertible bonds) held by a Fund is valued at its last sales price on the exchange where the security is principally traded or, lacking any sales on a particular day, the security is valued at the closing bid price on that day. Each equity security traded in the over-the-counter market (but not including securities reported on the NASDAQ National Market System) is valued on the basis of prices furnished by independent pricing vendors or market makers. Each security reported on the NASDAQ National Market System is valued at the NASDAQ Official Closing Price ("NOCP") or absent a NOCP, at the closing bid price on that day. Debt securities (including convertible bonds) are fair valued using an evaluated quote provided by an independent pricing vendor. Evaluated quotes provided by the pricing vendor may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to special securities, dividend rate, yield, quality, coupon rate, maturity, type of issue, individual trading characteristics and other market data.


         Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and ask prices. Securities for which market quotations are not readily available, or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers in accordance with procedures approved by the Board. Short-term investments are valued at amortized cost when the security has 60 days or less to maturity. AIM Municipal Bond Fund values all variable rate securities with an unconditional demand or put feature exercisable within seven (7) days or less at par, which reflects the market value of such securities.



         Generally, trading in corporate bonds, U.S. Government securities and money market instruments is substantially completed each day at various times prior to the close of the customary trading session of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined at such times. Occasionally, events affecting the values of such securities may occur between the times at which such values are determined and the close of the customary trading session of the NYSE. If AIM believes a development/event has actually caused a closing price to no longer reflect current market value, the closing price may be adjusted to reflect the fair value of the affected security as of the close of the NYSE as determined in good faith using procedures approved by the Board.



          Foreign securities are converted into U.S. dollar amounts using exchange rates as of the close of the NYSE. Trading in certain foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of the close of the respective markets. Events affecting the values of such securities may occur between the times at which the particular foreign market closes and the close of the customary trading session of the NYSE. If an issuer specific event has occurred that AIM determines, in its judgment, is likely to have affected the closing price of a foreign security, it will price the security at fair value. Issuer specific events may include a merger or insolvency, events which affect a geographical area or an industry segment, such as political events or natural disasters, or market events, such as a significant movement in the U.S. market. AIM also relies on a screening process from a pricing vendor to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current market value as of the close of the NYSE. For foreign securities where AIM believes, at the approved degree of certainty, that the price is not reflective of current market value, AIM will use the indication of fair value from the pricing vendor to determine the fair value of the security. The pricing vendor, pricing methodology or degree of certainty may change from time to time. Multiple factors may be considered by the independent pricing vendor in determining adjustments to reflect fair value and may include information relating to sector indices, ADRs, domestic and foreign index futures, and exchange-traded funds.



         Fund securities primarily traded in foreign markets may be traded in such markets on days that are not business days of the Fund. Because the net asset value per share of each Fund is determined only on business days of the Fund, the value of the portfolio securities of a Fund that invests in foreign securities may be significantly affected on days when an investor cannot exchange or redeem shares of the Fund.


REDEMPTION IN KIND

         Although the Funds generally intend to pay redemption proceeds solely in cash, the Funds reserve the right to satisfy redemption requests by making payment in securities or other property (known as redemption in kind). A fund may make redemption in kind, for instance, if cash redemption would disrupt its operations or performance. Securities delivered as payment in redemptions in kind will be valued at the same value assigned to them in computing the applicable Fund's net asset value per share. Shareholders receiving such securities are likely to incur transaction and brokerage costs on their subsequent sales of such securities, and the securities may increase or decrease in value until the shareholder sells them. If a Fund has made an election under Rule 18f-1 under the 1940 Act, the Fund is obligated to redeem for cash all shares presented to such Fund for redemption by any one shareholder in an amount up to the lesser of $250,000 or 1% of that Fund's net assets in any 90-day period.

BACKUP WITHHOLDING

         Accounts submitted without a correct, certified taxpayer identification number or, alternatively, a completed IRS Form W-8 (for non-resident aliens) or Form W-9 (certifying exempt status) accompanying the registration information will generally be subject to backup withholding.

         Each AIM Fund, and other payers, generally must withhold 28% of redemption payments and reportable dividends (whether paid or accrued) in the case of any shareholder who fails to provide the Fund with a taxpayer identification number ("TIN") and a certification that he is not subject to backup withholding.

         An investor is subject to backup withholding if:

         1.       the investor fails to furnish a correct TIN to the Fund;

         2. the IRS notifies the Fund that the investor furnished an incorrect TIN;

         3. the investor or the Fund is notified by the IRS that the investor is subject to backup withholding because the investor failed to report all of the interest and dividends on such investor's tax return (for reportable interest and dividends only);

         4. the investor fails to certify to the Fund that the investor is not subject to backup withholding under (3) above (for reportable interest and dividend accounts opened after 1983 only); or

         5. the investor does not certify his TIN. This applies only to non-exempt mutual fund accounts opened after 1983.

         Interest and dividend payments are subject to backup withholding in all five situations discussed above. Redemption proceeds and long-term gain distributions are subject to backup withholding only if (1), (2) or (5) above applies.

         Certain payees and payments are exempt from backup withholding and information reporting. AIM or AIS will not provide Form 1099 to those payees.

         Investors should contact the IRS if they have any questions concerning withholding.

         IRS PENALTIES - Investors who do not supply the AIM Funds with a correct TIN will be subject to a $50 penalty imposed by the IRS unless such failure is due to reasonable cause and not willful neglect. If an investor falsifies information on this form or makes any other false statement resulting in no backup withholding on an account which should be subject to backup withholding, such investor may be subject to a $500 penalty imposed by the IRS and to certain criminal penalties including fines and/or imprisonment.

         NONRESIDENT ALIENS - Nonresident alien individuals and foreign entities are not subject to the backup withholding previously discussed, but must certify their foreign status by attaching IRS Form W-8 to their application. Form W-8 generally remains in effect for a period starting on the date the Form is signed and ending on the last day of the third succeeding calendar year. Such shareholders may, however, be subject to federal income tax withholding at a 30% rate on ordinary income dividends and other distributions. Under applicable treaty law, residents of treaty countries may qualify for a reduced rate of withholding or a withholding exemption.

                    DIVIDENDS, DISTRIBUTIONS AND TAX MATTERS

DIVIDENDS AND DISTRIBUTIONS


         It is the present policy of each Fund (except AIM Global Real Estate Fund and AIM Real Estate Fund) to declare daily and pay monthly net investment income dividends and declare and pay annually any capital gain distributions. It is each Fund's intention to distribute substantially all of its net investment income and realized net capital gains. In determining the amount of capital gains, if any, available for distribution, capital gains will be offset against available net capital losses, if any, carried forward from previous fiscal periods. All dividends and distributions will be automatically reinvested in additional shares of the same class of each Fund unless the shareholder has requested in writing to receive such dividends and distributions in cash or that they be invested in shares of another AIM Fund, subject to the terms and conditions set forth in the Prospectus under the caption "Special Plans - Automatic Dividend Investment." Such dividends and distributions will be reinvested at the net asset value per share determined on the ex-dividend date. If a shareholder's account does not have any shares in it on a dividend or capital gain distribution payment date, the dividend or distribution will be paid in cash whether or not the shareholder has elected to have such dividends or distributions reinvested.



         For each Fund (except AIM Cash Reserve Shares, AIM Global Real Estate Fund, AIM Money Market Fund and AIM Real Estate Fund), when purchase orders are received prior to noon EST, dividends will begin accruing on the first business day after the purchase order for shares of the Fund is effective (settle date), and accrue up to and including the day to which a redemption order is effective (settle date). Thus, if a purchase order is effective on Friday, dividends will begin accruing on Monday (unless Monday is not a business day of the Fund). For AIM Cash Reserve Shares and AIM Money Market Fund, when purchase orders are received prior to noon EST, dividends begin accruing on the first business day of the purchase order for shares of the Fund and accrue through the day prior to the redemption order.



         AIM Global Real Estate Fund and AIM Real Estate Fund makes quarterly distributions of its net investment income typically during the months of March, June, September and December. A portion of the dividends paid by a REIT may be considered return of capital and would not currently be regarded as taxable income to the AIM Global Real Estate Fund and AIM Real Estate Fund.


         Distributions paid by a Fund, other than daily dividends, have the effect of reducing the net asset value per share on the ex-dividend date by the amount of the dividend or distribution. Therefore, a dividend or distribution declared shortly after a purchase of shares by an investor would represent, in substance, a return of capital to the shareholder with respect to such shares even though it would be subject to income taxes.

         Dividends on Class B and Class C shares are expected to be lower than those for Class A or Class A3 shares because of higher distribution fees paid by Class B and Class C shares. Dividends on Class R shares may be lower than those for Class A shares, depending on whether the Class R shares pay higher distribution fees than the Class A shares. Other class-specific expenses may also affect dividends on shares of those classes. Expenses attributable to a particular class ("Class Expenses") include distribution plan expenses, which must be allocated to the class for which they are incurred. Other expenses may be allocated as Class Expenses, consistent with applicable legal principles under the 1940 Act and the Code.

         Should the Trust incur or anticipate any unusual expense, loss or depreciation, which would adversely affect the net asset value per share of the AIM Money Market Fund or the net income per share of a class of the Fund for a particular period, the Board would at that time consider whether to adhere to the present dividend policy described above or to revise it in light of then prevailing circumstances. For example, if the net asset value per share of the AIM Money Market Fund was reduced, or was anticipated to be reduced, below $1.00, the Board might suspend further dividend payments on shares of the Fund until the net asset value returns to $1.00. Thus, such expense, loss or depreciation might result in a

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shareholder receiving no dividends for the period during which it held shares of the Fund and/or its receiving upon redemption a price per share lower than that which it paid.

TAX MATTERS

         The following is only a summary of certain additional tax considerations generally affecting the Funds and their shareholders that are not described in the Prospectus. No attempt is made to present a detailed explanation of the tax treatment of each Fund or its shareholders, and the discussion here and in the Prospectus is not intended as a substitute for careful tax planning.

         QUALIFICATION AS A REGULATED INVESTMENT COMPANY. Each Fund has elected to be taxed under Subchapter M of the Code as a regulated investment company and intends to maintain its qualification as such in each of its taxable years. As a regulated investment company, each Fund is not subject to federal income tax on the portion of its net investment income (i.e., taxable interest, dividends and other taxable ordinary income, net of expenses) and capital gain net income (i.e., the excess of capital gains over capital losses) that it distributes to shareholders, provided that it distributes an amount equal to (i) at least 90% of its investment company taxable income (i.e., net investment income, net foreign currency ordinary gain or loss and the excess of net short-term capital gain over net long-term capital loss) and (ii) at least 90% of the excess of its tax-exempt interest income under Code Section 103(a) over its deductions disallowed under Code Sections 265 and 171(a)(2) for the taxable year (the "Distribution Requirement"), and satisfies certain other requirements of the Code that are described below. Distributions by a Fund made during the taxable year or, under specified circumstances, within twelve months after the close of the taxable year, will be considered distributions of income and gain of the taxable year and can therefore satisfy the Distribution Requirement.


         Treasury regulations permit a regulated investment company, in determining its investment company taxable income and net capital gain (i.e., the excess of net long-term capital gain over net short-term capital loss) for any taxable year, to elect (unless it has made a taxable year election for excise tax purposes as discussed below) to treat all or part of any net capital loss, any net long-term capital loss or any net foreign currency loss incurred after October 31 as if it had been incurred in the succeeding year.



         Each fund may use "equalization accounting" in determining the portion of its net investment income and capital gain net income that has been distributed. A Fund that elects to use equalization accounting will allocate a portion of its realized investment income and capital gains to redemptions of Fund shares and will reduce the amount of such income and gains that it distributes in cash. However, each Fund intends to make cash distributions for each taxable year in an aggregate amount that is sufficient to satisfy the Distribution Requirement without taking into account its use of equalization accounting. The Internal Revenue Service has not published any guidance concerning the methods to be used in allocating investment income and capital gains to redemptions of shares. In the event that the Internal Revenue Service determines that a Fund is using an improper method of allocation and has under-distributed its net investment income and capital gain net income for any taxable year, such Fund may be liable for additional federal income tax.



         In addition to satisfying the Distribution Requirement, a regulated investment company must derive at least 90% of its gross income from dividends, interest, certain payments with respect to securities loans, gains from the sale or other disposition of stock, securities or foreign currencies (to the extent such currency gain is directly related to the regulated investment company's principal business of investing in stock or securities), other income (including, but not limited to, gains from options, futures or forward contracts) derived from its business of investing in such stock, securities or currencies (for Fund taxable years beginning after October 22, 2004) net income derived from certain publicly traded partnerships (the "Income Requirement"). Under certain circumstances, a Fund may be required to sell portfolio holdings in order to meet this requirement.


         In addition to satisfying the requirements described above, each Fund must satisfy an asset diversification test in order to qualify as a regulated investment company (the "Asset Diversification Test").

Under this test, at the close of each quarter of each Fund's taxable year, at least 50% of the value of the Fund's assets must consist of cash and cash items, U.S. Government securities, securities of other regulated investment companies, and securities of other issuers, as to which the Fund has not invested more than 5% of the value of the Fund's total assets in securities of such issuer and as to which the Fund does not hold more than 10% of the outstanding voting securities of such issuer, and no more than 25% of the value of its total assets may be invested in the securities of any one issuer (other than U.S. Government securities and securities of other regulated investment companies), of two or more issuers which the Fund controls and which are engaged in the same or similar trades or businesses or of certain publicly traded partnerships (for Fund taxable years beginning after October 22, 2004).


         For purposes of the Asset Diversification Test, the IRS has ruled that the issuer of a purchased listed call option on stock is the issuer of the stock underlying the option. The IRS has also informally ruled that, in general, the issuers of purchased or written call and put options on securities, of long and short positions on futures contracts on securities and of options on such future contracts are the issuers of the securities underlying such financial instruments where the instruments are traded on an exchange.

         Where the writer of a listed call option owns the underlying securities, the IRS has ruled that the Asset Diversification Test will be applied solely to such securities and not to the value of the option itself. With respect to options on securities indexes, futures contracts on securities indexes and options on such futures contracts, the IRS has informally ruled that the issuers of such options and futures contracts are the separate entities whose securities are listed on the index, in proportion to the weighing of securities in the computation of the index. It is unclear under present law who should be treated as the issuer of forward foreign currency exchange contracts, of options on foreign currencies, or of foreign currency futures and related options. It has been suggested that the issuer in each case may be the foreign central bank or the foreign government backing the particular currency. Due to this uncertainty and because the Funds may not rely on informal rulings of the IRS, the Funds may find it necessary to seek a ruling from the IRS as to the application of the Asset Diversification Test to certain of the foregoing types of financial instruments or to limit its holdings of some or all such instruments in order to stay within the limits of such test.

         Under an IRS revenue procedure, a Fund may treat its position as lender under a repurchase agreement as a U.S. Government security for purposes of the Asset Diversification where the repurchase agreement is fully collateralized (under applicable SEC standards) with securities that constitute U.S. Government securities.


         If for any taxable year a Fund does not qualify as a regulated investment company, all of its taxable income (including its net capital gain) will be subject to tax at regular corporate rates without any deduction for distributions to shareholders, and such distributions will be taxable as ordinary dividends to the extent of such Fund's current and accumulated earnings and profits. Such distributions generally will be eligible for the dividends received deduction in the case of corporate shareholders and will be included in the qualified dividend income of noncorporate shareholders and will be included in the qualified dividend income of noncorporate shareholders. See "Fund Distributions" below.


         DETERMINATION OF TAXABLE INCOME OF A REGULATED INVESTMENT COMPANY. In general, gain or loss recognized by a Fund on the disposition of an asset will be a capital gain or loss. However, gain recognized on the disposition of a debt obligation purchased by a Fund at a market discount (generally, at a price less than its principal amount) will be treated as ordinary income to the extent of the portion of the market discount which accrued during the period of time the Fund held the debt obligation unless the Fund made an election to accrue market discount into income. If a Fund purchases a debt obligation that was originally issued at a discount, the Fund is generally required to include in gross income each year the portion of the original issue discount which accrues during such year. In addition, under the rules of Code Section 988, gain or loss recognized on the disposition of a debt obligation denominated in a foreign currency or an option with respect thereto (but only to the extent attributable to changes in foreign currency exchange rates), and gain or loss recognized on the disposition of a foreign currency forward contract or of foreign currency itself, will generally be treated as ordinary income or loss. In certain cases, a Fund may make an election to treat such gain or loss as capital.

         Certain hedging transactions that may be engaged in by certain of the Funds (such as short sales "against the box") may be subject to special tax treatment as "constructive sales" under Section 1259 of the Code if a Fund holds certain "appreciated financial positions" (defined generally as any interest (including a futures or forward contract, short sale or option) with respect to stock, certain debt instruments, or partnership interests if there would be a gain were such interest sold, assigned, or otherwise terminated at its fair market value). Upon entering into a constructive sales transaction with respect to an appreciated financial position, a Fund will generally be deemed to have constructively sold such appreciated financial position and will recognize gain as if such position were sold, assigned, or otherwise terminated at its fair market value on the date of such constructive sale (and will take into account any gain for the taxable year which includes such date).

         Some of the forward foreign currency exchange contracts, options and futures contracts that certain of the Funds may enter into will be subject to special tax treatment as "Section 1256 contracts." Section 1256 contracts that a Fund holds are treated as if they are sold for their fair market value on the last business day of the taxable year, regardless of whether a taxpayer's obligations (or rights) under such contracts have terminated (by delivery, exercise, entering into a closing transaction or otherwise) as of such date. Any gain or loss recognized as a consequence of the year-end deemed disposition of
Section 1256 contracts is combined with any other gain or loss that was previously recognized upon the termination of Section 1256 contracts during that taxable year. The net amount of such gain or loss for the entire taxable year (including gain or loss arising as a consequence of the year-end deemed sale of such contracts) is deemed to be 60% long-term and 40% short-term gain or loss. If such a future or option is held as an offsetting position and can be considered a straddle under Section 1092 of the Code, such a straddle will constitute a mixed straddle. A mixed straddle will be subject to both Section 1256 and Section 1092 unless certain elections are made by the Fund.

          Other hedging transactions in which the Funds may engage may result in "straddles" or "conversion transactions" for U.S. federal income tax purposes. The straddle and conversion transaction rules may affect the character of gains (or in the case of the straddle rules, losses) realized by the Funds. In addition, losses realized by the Funds on positions that are part of a straddle may be deferred under the straddle rules, rather than being taken into account in calculating the taxable income for the taxable year in which the losses are realized. Because only a few regulations implementing the straddle rules and the conversion transaction rules have been promulgated, the tax consequences to the Funds of hedging transactions are not entirely clear. The hedging transactions may increase the amount of short-term capital gain realized by the Funds (and, if they are conversion transactions, the amount of ordinary income) which is taxed as ordinary income when distributed to shareholders.

          Because application of any of the foregoing rules governing Section 1256 contracts, constructive sales, straddle and conversion transactions may affect the character of gains or losses, defer losses and/or accelerate the recognition of gains or losses from the affected investment or straddle positions, the taxable income of a Fund may exceed or be less than its book income. Accordingly, the amount which must be distributed to shareholders and which will be taxed to shareholders as ordinary income, qualified dividend income, or long-term capital gain may also differ from the book income of the Fund and may be increased or decreased as compared to a fund that did not engage in such transactions.

         AIM Limited Maturity Treasury Fund may enter into notional principal contracts, including interest rate swaps, caps, floors and collars. Under Treasury regulations, in general, the net income or deduction from a notional principal contract for a taxable year is included in or deducted from gross income for that taxable year. The net income or deduction from a notional principal contract for a taxable year equals the total of all of the periodic payments (generally, payments that are payable or receivable at fixed periodic intervals of one year or less during the entire term of the contract) that are recognized from that contract for the taxable year and all of the non-periodic payments (including premiums for caps, floors and collars), even if paid in periodic installments, that are recognized from that contract for the taxable year. A periodic payment is recognized ratably over the period to which it relates. In general, a non-periodic payment must be recognized over the term of the notional principal contract in a manner that reflects the economic substance of the contract. A non-periodic payment that relates to an interest rate swap, cap, floor or collar shall be recognized over the term of the contract by allocating it in accordance with the values of a series of cash-settled forward or option contracts that reflect the specified index and notional principal amount upon which the notional principal contract is based (or, in the case of a swap or of a cap or floor that hedges a debt instrument, under alternative methods contained in the regulations and, in the case of other notional principal contracts, under alternative methods that the IRS may provide in a revenue procedure).

         EXCISE TAX ON REGULATED INVESTMENT COMPANIES. A 4% non-deductible excise tax is imposed on a regulated investment company that fails to distribute in each calendar year an amount equal to 98% of ordinary taxable income for the calendar year and 98% of capital gain net income (excess of capital gains over capital losses) for the one-year period ended on October 31 of such calendar year (or, at the election of a regulated investment company having a taxable year ending November 30 or December 31, for its taxable year (a "taxable year election")). The balance of such income must be distributed during the next calendar year. For the foregoing purposes, a regulated investment company is treated as having distributed any amount on which it is subject to income tax for any taxable year ending in such calendar year.

         For purposes of the excise tax, a regulated investment company shall
(1) reduce its capital gain net income (but not below its net capital gain) by the amount of any net ordinary loss for the calendar year and (2) exclude
Section 988 foreign currency gains and losses incurred after October 31 (or after the end of its taxable year if it has made a taxable year election) in determining the amount of ordinary taxable income for the current calendar year (and, instead, include such gains and losses in determining ordinary taxable income for the succeeding calendar year).

         Each Fund generally intends to make sufficient distributions or deemed distributions of its ordinary taxable income and capital gain net income prior to the end of each calendar year to avoid liability for the excise tax. However, in the event that the Internal Revenue Service determines that a Fund is using an improper method of allocation for purposes of equalization accounting (as discussed above), such Fund may be liable for excise tax. Moreover, investors should note that a Fund may in certain circumstances be required to liquidate portfolio investments to make sufficient distributions to avoid excise tax liability. In addition, under certain circumstances, a Fund may elect to pay a minimal amount of excise tax.

          PFIC INVESTMENTS. The Funds are permitted to invest in foreign equity securities and thus may invest in stocks of foreign companies that are classified under the Code as passive foreign investment companies ("PFICs"). In general, a foreign company is classified as a PFIC if at least one-half of its assets constitute investment-type assets or 75% or more of its gross income is investment-type income.

          The application of the PFIC rules may affect, among other things, the character of gain, the amount of gain or loss and the timing of the recognition and character of income with respect to PFIC stock, as well as subject the Funds themselves to tax on certain income from PFIC stock. For these reasons the amount that must be distributed to shareholders, and which will be taxed to shareholders as ordinary income or long-term capital gain, may be increased or decreased substantially as compared to a fund that did not invest in PFIC stock.

          SWAP AGREEMENTS. AIM Income Fund, AIM Real Estate Fund, AIM Short Term Bond Fund and AIM Total Return Bond Fund may each enter into swap agreements. The rules governing the tax aspects of swap agreements are in a developing stage and are not entirely clear in certain respects. Accordingly, while such Funds intend to account for such transactions in a manner deemed to be appropriate, the IRS might not accept such treatment. If it did not, the status of the Trust as a regulated investment company might be affected. The Trust intends to monitor developments in this area. Certain requirements that must be met under the Code in order for the Trust to qualify as a regulated investment company may limit the extent to which these Funds will be able to engage in swap agreements.

         FUND DISTRIBUTIONS. Each Fund anticipates distributing substantially all of its investment company taxable income for each taxable year. Such distributions will be taxable to shareholders as ordinary income and treated as dividends for federal income tax purposes, but they will qualify for the 70% dividends received deduction for corporations and as qualified dividend income for individuals and other noncorporate taxpayers to the extent discussed below.

         A Fund may either retain or distribute to shareholders its net capital gain (net long-term capital gain over net short-term capital loss) for each taxable year. Each Fund currently intends to distribute any such amounts. If net capital gain is distributed and designated as a capital gain dividend, it will be taxable to shareholders as long-term capital gain (currently taxable at a maximum rate of 15% for noncorporate shareholders) regardless of the length of time the shareholder has held his shares or whether such gain was recognized by the Fund prior to the date on which the shareholder acquired his shares. Conversely, if a Fund elects to retain its net capital gain, the Fund will be taxed thereon (except to the extent of any available capital loss carry forwards) at the 35% corporate tax rate. If a Fund elects to retain its net capital gain, it is expected that the Fund also will elect to have shareholders treated as if each received a distribution of its pro rata share of such gain, with the result that each shareholder will be required to report its pro rata share of such gain on its tax return as long-term capital gain, will receive a refundable tax credit for its pro rata share of tax paid by the Fund on the gain, and will increase the tax basis for its shares by an amount equal to the deemed distribution less the tax credit.

         Ordinary income dividends paid by a Fund with respect to a taxable year will qualify for the 70% dividends received deduction generally available to corporations (other than corporations, such as "S" corporations, which are not eligible for the deduction because of their special characteristics and other than for purposes of special taxes such as the accumulated earnings tax and the personal holding company tax) to the extent of the amount of qualifying dividends, if any, received by the Fund from domestic corporations for the taxable year. However, the alternative minimum tax applicable to corporations may reduce the value of the dividends received deduction.

         Ordinary income dividends paid by a Fund to individuals and other noncorporate taxpayers will be treated as qualified dividend income that is subject to tax as a maximum rate of 15% to the extent of the amount of qualifying dividends, if any, received by the Fund from domestic corporations and from foreign corporations that are either incorporated in a possession of the United States, or are eligible for benefits under certain income tax treaties with the United States that include an exchange of information program. In addition, qualifying dividends include dividends paid with respect to stock of a foreign corporation that is readily tradable on an established securities market in the United States. However, dividends received by the Fund from foreign personal holding companies, foreign investment companies or PFICs are not qualifying dividends. If the qualifying dividend income received by a Fund is equal to 95% (or a greater percentage) of the Fund's gross income (exclusive of net capital gain) in any taxable year, all of the ordinary income dividends paid by the Fund will be qualifying dividend income.

         Alternative minimum tax ("AMT") is imposed in addition to, but only to the extent it exceeds, the regular tax and is computed at a maximum rate of 28% for non-corporate taxpayers and 20% for corporate taxpayers on the excess of the taxpayer's alternative minimum taxable income ("AMTI") over an exemption amount. However, the AMT on capital gain dividends and qualified dividend income paid by a Fund to a noncorporate shareholder may not exceed a maximum rate of 15%. The corporate dividends received deduction is not itself an item of tax preference that must be added back to taxable income or is otherwise disallowed in determining a corporation's AMTI. However, corporate shareholders will generally be required to take the full amount of any dividend received from the Fund into account (without a dividends received deduction) in determining their adjusted current earnings, which are used in computing an additional corporate preference item (i.e., 75% of the excess of a corporate taxpayer's adjusted current earnings over its AMTI (determined without regard to this item and the AMTI net operating loss deduction)) that is includable in AMTI. However, certain small corporations are wholly exempt from the AMT.

         Distributions by a Fund that are not made from earnings and profits will be treated as a return of capital to the extent of (and in reduction of) the shareholder's tax basis in his shares; any excess will be treated as gain from the sale of its shares.

         Distributions by a Fund will be treated in the manner described above regardless of whether such distributions are paid in cash or reinvested in additional shares of the Fund (or of another Fund). Shareholders receiving a distribution in the form of additional shares will be treated as receiving a distribution in an amount equal to the fair market value of the shares received, determined as of the reinvestment date.

         Ordinarily, shareholders are required to take distributions by a Fund into account in the year in which the distributions are made. However, dividends declared in October, November or December of any year and payable to shareholders of record on a specified date in such a month will be deemed to have been received by the shareholders (and made by the Fund) on December 31 of such calendar year if such dividends are actually paid in January of the following year. Shareholders will be advised annually as to the U.S. federal income tax consequences of distributions made (or deemed made) during the year in accordance with the guidance that has been provided by the IRS.

         If the net asset value of shares is reduced below a shareholder's cost as a result of a distribution by a Fund, such distribution generally will be taxable even though it represents a return of invested capital. Investors should be careful to consider the tax implications of buying shares of a Fund just prior to a distribution. The price of shares purchased at this time may reflect the amount of the forthcoming distribution. Those purchasing just prior to a distribution will receive a distribution which generally will be taxable to them.

         AIM MUNICIPAL BOND FUND. With respect to interest income that is exempt from federal income tax, the Fund intends to comply with Section 852(b)(5) of the Code, which enables exempt-interest dividends paid by the Fund from exempt interest to be treated as tax-exempt income by shareholders. Interest income that the Fund receives from municipal securities is generally tax-exempt for purposes of the regular income tax and the alternative minimum tax, subject to the exceptions described below.

          Exempt-interest dividends derived from certain private activity bonds issued after August 7, 1986 will generally constitute an item of tax preference for taxpayers that are subject to alternative minimum tax. In addition, exempt-interest dividends derived from all other municipal securities must be taken into account by corporations subject to alternative minimum tax in determining their adjusted current earnings adjustment. Consistent with its stated investment objective, AIM Municipal Bond Fund intends to limit its investments in private activity bonds subject to the alternative minimum tax to no more than 20% of its total assets in any given year.

          Original issue discount on tax-exempt bonds shall be accrued by the Fund as tax-exempt interest (except for a portion thereof in the case of certain stripped tax-exempt bonds), and included in the tax basis of the security for capital gain and loss computation purposes. Any gain or loss from the sale or other disposition of a tax-exempt security is generally treated as either long-term or short-term capital gain or loss, depending upon its holding period, and is fully taxable. However, gain recognized from the sale or other disposition of a tax-exempt security purchased after April 30, 1993, will be treated as ordinary income to the extent of the accrued market discount on such security.

          Interest on indebtedness incurred by shareholders will not be deductible for federal income tax purposes to the extent the proceeds of the borrowing was used to purchase or carry Fund shares. The purchase of Fund shares may be considered to have been made with borrowed funds even though the borrowed funds are not directly traceable to the purchase of Fund shares. Further, certain persons who regularly use facilities financed by municipal securities in their trade or business (or persons related thereto) may be "substantial users" of such facilities and should consult their tax advisors before purchasing Fund shares.

          Income that is exempt from federal income tax or alternative minimum tax is not necessarily exempt from tax under state and local laws. Shareholders should consult their tax advisors as to the treatment of exempt-interest dividends under state and local laws.

         SALE OR REDEMPTION OF SHARES. A shareholder will recognize gain or loss on the sale or redemption of shares of a Fund in an amount equal to the difference between the proceeds of the sale or redemption and the shareholder's adjusted tax basis in the shares. All or a portion of any loss so recognized may be deferred under the wash sale rules if the shareholder purchases other shares of the Fund within 30 days before or after the sale or redemption. In general, any gain or loss arising from (or treated as arising from) the sale or redemption of shares of a Fund will be considered capital gain or loss and will be long-term capital gain or loss if the shares were held for longer than one year. Currently, any long-term capital gain recognized by a non-corporate shareholder will be subject to a maximum tax rate of 15%. However, any capital loss arising from the sale or redemption of shares held for six months or less will be treated as a long-term capital loss to the extent of the amount of capital gain dividends received on such shares. Capital losses in any year are deductible only to the extent of capital gains plus, in the case of a non-corporate taxpayer, $3,000 of ordinary income.

         If a shareholder (a) incurs a sales load in acquiring shares of a Fund,
(b) disposes of such shares less than 91 days after they are acquired, and (c) subsequently acquires shares of the Fund or another fund at a reduced sales load pursuant to a right to reinvest at such reduced sales load acquired in connection with the acquisition of the shares disposed of, then the sales load on the shares disposed of (to the extent of the reduction in the sales load on the shares subsequently acquired) shall not be taken into account in determining gain or loss on the shares disposed of, but shall be treated as incurred on the acquisition of the shares subsequently acquired. The wash sale rules may also limit the amount of loss that may be taken into account on disposition after such adjustments.

         BACKUP WITHHOLDING. The Funds may be required to withhold 28% of taxable distributions and/or redemption payments. For more information refer to "Purchase, Redemption and Pricing of Shares - Backup Withholding".

         FOREIGN SHAREHOLDERS. Taxation of a shareholder who, as to the United States, is a nonresident alien individual, foreign trust or estate, foreign corporation, or foreign partnership ("foreign shareholder"), depends on whether the income from a Fund is "effectively connected" with a U.S. trade or business carried on by such shareholder. If the income from a Fund is not effectively connected with a U.S. trade or business carried on by a foreign shareholder, distributions (other than distributions of long-term and short-term capital gain and of certain types of interest income) will be subject to U.S. withholding tax at the rate of 30% (or lower treaty rate) upon the gross amount of the distribution to the extent discussed below. Such a foreign shareholder would generally be exempt from U.S. federal income tax on gains realized on the redemption of shares of a Fund, capital gain dividends and amounts retained by a Fund that are designated as undistributed net capital gain.

         As a consequence of the enactment of the American Jobs Creation Act of 2004, such a foreign shareholder will also generally be exempt from U.S. federal income tax on distributions that a Fund designates as "short-term capital gain dividends" or as "interest-related dividends" for Fund taxable years beginning after December 31, 2004 and before January 1, 2008. The aggregate amount that may be designated as short-term capital gain dividends for a Fund's taxable year is generally equal to the excess (if any) of the Fund's net short-term capital gain over its net long-term capital loss. The aggregate amount designated as interest-related dividends for any Fund taxable year is generally limited to the excess of the amount of "qualified interest income" of the Fund over allocable expenses. Qualified interest income is generally equal to the sum of a Fund's U.S.-source income that constitutes (1) bank deposit interest; (2) short-term original issue discount that is exempt from withholding tax; (3) interest on a debt obligation which is in registered form, unless it is earned on a debt obligation issued by a corporation or partnership in which the Fund holds a 10-percent ownership interest or its payment is contingent on certain events; and (4) interest-related dividends received from another regulated investment company.


         If the income from a Fund is effectively connected with a U.S. trade or business carried on by a foreign shareholder, then ordinary income dividends, capital gain dividends short-term capital gain dividends, interest-related dividends and any gains realized upon the sale or redemption of shares of the Fund will be subject to U.S. federal income tax at the rates applicable to U.S. citizens or domestic corporations.

         In the case of foreign non-corporate shareholders, a Fund may be required to withhold U.S. federal income tax at a rate of 28% on distributions that are otherwise exempt from withholding tax (or taxable at a reduced treaty rate) unless such shareholders furnish the Fund with proper notification of their foreign status.

         Foreign shareholders may be subject to U.S. withholding tax on a rate of 30% on the income resulting from the Foreign Tax Election, but may not be able to claim a credit or deduction with respect to the withholding tax for the foreign tax treated as having been paid by them.

         Foreign persons who file a United States tax return to obtain a U.S. tax refund and who are not eligible to obtain a social security number must apply to the IRS for an individual taxpayer identification number, using IRS Form W-7. For a copy of the IRS Form W-7 and accompanying instructions, please contact your tax adviser or the IRS.

         Transfers by gift of shares of a Fund by a foreign shareholder who is a nonresident alien individual will not be subject to U.S. federal gift tax. An individual who, at the time of death, is a foreign shareholder will nevertheless be subject to U.S. federal estate tax with respect to shares at the graduated rates applicable to U.S. citizens and residents, unless a treaty exception applies. In the absence of a treaty, there is a $13,000 statutory estate tax credit. Estates of decedents dying after December 31, 2004 and before January 1, 2008 will be able to exempt from federal estate tax the proportion of the value of a Fund's shares attributable to "qualifying assets" held by the Fund at the end of the quarter immediately preceding the decedent's death (or such other time as the Internal Revenue Service may designate in regulations). Qualifying assets include bank deposits and other debt obligations that pay interest or accrue original issue discount that is exempt from withholding tax, debt obligations of a domestic corporation that are treated as giving rise to foreign source income, and other investments that are not treated for tax purposes as being within the United States. Shareholders will be advised annually of the portion of a Fund's assets that constituted qualifying assets at the end of each quarter of its taxable year.

          The tax consequences to a foreign shareholder entitled to claim the benefits of an applicable tax treaty may be different from those described herein. Foreign shareholders are urged to consult their own tax advisers with respect to the particular tax consequences to them of an investment in a Fund, including the applicability of foreign tax.

         FOREIGN INCOME TAX. Investment income received by each Fund from sources within foreign countries may be subject to foreign income tax withheld at the source. The United States has entered into tax treaties with many foreign countries which entitle the Funds to a reduced rate of, or exemption from, tax on such income. It is impossible to determine the effective rate of foreign tax in advance since the amount of a Fund's assets to be invested in various countries is not known.

          If more than 50% of the value of a Fund's total assets at the close of each taxable year consists of the stock or securities of foreign corporations, the Fund may elect to "pass through" to the Fund's shareholders the amount of foreign income tax paid by the Fund (the "Foreign Tax Election"). Pursuant to the Foreign Tax Election, shareholders will be required (i) to include in gross income, even though not actually received, their respective pro-rata shares of the foreign income tax paid by the Fund that are attributable to any distributions they receive; and (ii) either to deduct their pro-rata share of foreign tax in computing their taxable income, or to use it (subject to various Code limitations) as a foreign tax credit against Federal income tax (but not both). No deduction for foreign tax may be claimed by a non-corporate shareholder who does not itemize deductions or who is subject to alternative minimum tax.

          Unless certain requirements are met, a credit for foreign tax is subject to the limitation that it may not exceed the shareholder's U.S. tax (determined without regard to the availability of the credit) attributable to the shareholder's foreign source taxable income. In determining the source and character of distributions received from a Fund for this purpose, shareholders will be required to allocate Fund distributions according to the source of the income realized by the Fund. Each Fund's gain from the sale of stock and securities and certain currency fluctuation gain and loss will generally be treated as derived from U.S. sources. In addition, the limitation on the foreign tax credit is applied separately to foreign source "passive" income, such as dividend income, and the portion of foreign source income consisting of qualified dividend income is reduced by approximately 57% to account for the tax rate differential. Individuals who have no more than $300 ($600 for married persons filing jointly) of creditable foreign tax included on Form 1099 and whose foreign source income is all "qualified passive income" may elect each year to be exempt from the foreign tax credit limitation and will be able to claim a foreign tax credit without filing Form 1116 with its corresponding requirement to report income and tax by country. Moreover, no foreign tax credit will be allowable to any shareholder who has not held his shares of the Fund for at least 16 days during the 30-day period beginning 15 days before the day such shares become ex-dividend with respect to any Fund distribution to which foreign income taxes are attributed (taking into account certain holding period reduction requirements of the Code). Because of these limitations, shareholders may be unable to claim a credit for the full amount of their proportionate shares of the foreign income tax paid by a Fund.

         EFFECT OF FUTURE LEGISLATION; LOCAL TAX CONSIDERATIONS. The foregoing general discussion of U.S. federal income tax consequences is based on the Code and the regulations issued thereunder as in effect on November 10, 2004. Future legislative or administrative changes or court decisions may significantly change the conclusions expressed herein, and any such changes or decisions may have a retroactive effect with respect to the transactions contemplated herein.

         Rules of state and local taxation of ordinary income, qualified dividend income and capital gain dividends may differ from the rules for U.S. federal income taxation described above. Distributions may also be subject to additional state, local and foreign taxes depending on each shareholder's particular situation. Non-U.S. shareholders may be subject to U.S. tax rules that differ significantly from those summarized above. Shareholders are urged to consult their tax advisers as to the consequences of these and other state and local tax rules affecting investment in the Funds.


                           DISTRIBUTION OF SECURITIES

DISTRIBUTION PLANS

         The Trust has adopted distribution plans pursuant to Rule 12b-1 under the 1940 Act with respect to each Fund's Class A shares, Class A3 shares, Class B shares, Class C shares, Class R shares and Investor Class shares, if applicable, and AIM Cash Reserve Shares of AIM Money Market Fund (collectively the "Plans").

         Each Fund, pursuant to the its Class A (AIM Cash Reserve Shares for AIM Money Market Fund), Class A3, Class B, Class C and Class R Plans, pays AIM Distributors compensation at the annual rate, shown immediately below, of the Fund's average daily net assets of the applicable class.


         FUND                           CLASS A*    CLASS A3     CLASS B     CLASS C    CLASS R
         ----                           --------    --------     -------     -------    -------
AIM Global Real Estate Fund               0.35%       N/A         1.00%        1.00%       0.50%
AIM High Yield Fund                       0.25        N/A         1.00         1.00         N/A
AIM Income Fund                           0.25        N/A         1.00         1.00        0.50
AIM Intermediate Government Fund          0.25        N/A         1.00         1.00        0.50
AIM Limited Maturity Treasury Fund        0.15        0.35%        N/A          N/A         N/A
AIM Money Market Fund                     0.25        N/A         1.00         1.00        0.50
AIM Municipal Bond Fund                   0.25        N/A         1.00         1.00         N/A
AIM Real Estate Fund                      0.35        N/A         1.00         1.00        0.50
AIM Short Term Bond Fund                  0.35        N/A          N/A         1.00        0.50
AIM Total Return Bond Fund                0.35        N/A         1.00         1.00        0.50


      *AIM Cash Reserve shares of AIM Money Market Fund

         AIM High Yield Fund, AIM Income Fund, AIM Intermediate Government Fund, AIM Municipal Bond Fund and AIM Real Estate Fund, pursuant to its Investor Class Plan, pay AIM Distributors an amount necessary to reimburse AIM Distributors for its actual allocated share of expenses incurred pursuant to the Investor Class Plan for the period, up to a maximum annual rate of 0.25% of the average daily net assets of the Investor Class shares of the Fund.


         All of the Plans compensate or reimburse AIM Distributors, as applicable, for the purpose of financing any activity which is primarily intended to result in the sale of shares of the Funds. Such activities include, but are not limited to, the following: printing of prospectuses and statements of additional information and reports for other than existing shareholders; overhead; preparation and distribution of advertising material and sales literature; expenses of organizing and conducting sales seminars; supplemental payments to dealers and other institutions such as asset-based sales charges or as payments of service fees under shareholder service arrangements; and costs of administering each Plan.



         Amounts payable by a Fund under the Class A (AIM Cash Reserve Shares for AIM Money Market Fund), Class A3, Class B, Class C and Class R Plans need not be directly related to the expenses actually incurred by AIM Distributors on behalf of each Fund. These Plans do not obligate the Funds to reimburse AIM Distributors for the actual allocated share of expenses AIM Distributors may incur in fulfilling its obligations under these Plans. Thus, even if AIM Distributors' actual allocated share of expenses exceeds the fee payable to AIM Distributors at any given time, under these plans the Funds will not be obligated to pay more than that fee. If AIM Distributors' actual allocated share of expenses is less than the fee it receives, under these plans AIM Distributors will retain the full amount of the fee.


         Amounts payable by AIM High Yield Fund, AIM Income Fund, AIM Intermediate Government Fund, AIM Municipal Bond Fund and AIM Real Estate Fund under its Investor Class Plan are directly related to the expenses incurred by AIM Distributors on behalf of the Fund, as this Plan obligates the Fund to reimburse AIM Distributors for its actual allocated share of expenses incurred pursuant to the Investor Class Plan for the period, up to a maximum annual rate of 0.25% of the average daily net assets of the Investor Class shares of the Fund. If AIM Distributors' actual allocated share of expenses incurred pursuant to the Investor Class Plan for the period exceeds the 0.25% annual cap, under this Plan AIM High Yield Fund, AIM Income Fund, AIM Intermediate Government Fund, AIM Municipal Bond Fund and AIM Real Estate Fund will not be obligated to pay more than the 0.25% annual cap. If AIM Distributors' actual allocated share of expenses incurred pursuant to the Investor Class Plan for the period is less than the 0.25% annual cap, under this Plan AIM Distributors is entitled to be reimbursed only for its actual allocated share of expenses.

         AIM Distributors may from time to time waive or reduce any portion of its 12b-1 fee for Class A, Class A3, Class C, Class R or Investor Class shares. Voluntary fee waivers or reductions may be rescinded at any time without further notice to investors. During periods of voluntary fee waivers or reductions, AIM Distributors will retain its ability to be reimbursed for such fee prior to the end of each fiscal year. Contractual fee waivers or reductions set forth in the Fee Table in a Prospectus may not be terminated or amended to the Fund's detriment during the period stated in the agreement between AIM Distributors and the Fund.

         AIM Distributors has contractually agreed through July 31, 2005, to waive up to 0.10% of average net assets of AIM Total Return Bond Fund's Class A shares Rule 12b-1 distribution plan payments. This contractual fee waiver is set forth in the Fee Table to the Fund's Prospectus and may not be terminated or amended to the Fund's detriment during the period stated in the agreement between AIM Distributors and the Fund.

         AIM Distributors has contractually agreed through July 31, 2005, to waive 0.10% and 0.40% of average net assets of AIM Short Term Bond Fund's Class A and Class C shares, respectively, Rule 12b-1 distribution plan payments. This contractual fee waiver is set forth in the Fee Table to the Fund's Prospectus and may not be terminated or amended to the Fund's detriment during the period stated in the agreement between AIM Distributors and the Fund.

         The Funds may pay a service fee of 0.25% of the average daily net assets of the Class A, Class A3, Class B, Class C, Class R and Investor Class shares (0.15% of the average daily net assets of the Class A shares of AIM Limited Maturity Treasury Fund), as applicable, attributable to the customers of selected dealers and financial institutions to such dealers and financial institutions, including AIM Distributors, acting as principal, who furnish continuing personal shareholder services to their customers who purchase and own the applicable class of shares of the Fund. Under the terms of a shareholder service agreement, such personal shareholder services include responding to customer inquiries and providing customers with information about their investments. Any amounts not paid as a service fee under each Plan would constitute an asset-based sales charge.

         AIM Distributors may pay dealers and institutions who sell Class R shares an annual fee of 0.50% of average daily net assets. These payments will consist of an asset-based fee of 0.25% and a service fee of 0.25% and will commence either on the thirteenth month after the first purchase, on accounts on which a dealer concession was paid, or immediately, on accounts on which a dealer concession was not paid. If AIM Distributors pays a dealer concession, it will retain all payments received by it relating to Class R shares for the first year after they are purchased. AIM Distributors will make quarterly payments to dealers and institutions based on the average net asset value of Class R shares which are attributable to shareholders for whom the dealers and institutions are designated as dealers of record.

         Under a Shareholder Service Agreement, a Fund agrees to pay periodically fees to selected dealers and other institutions who render the foregoing services to their customers. The fees payable under a Shareholder Service Agreement will be calculated at the end of each payment period for each business day of the Funds during such period at the annual rate specified in each agreement based on the average daily net asset value of the Funds' shares purchased or acquired through exchange. Fees shall be paid only to those selected dealers or other institutions who are dealers or institutions of record at the close of business on the last business day of the applicable payment period for the account in which such Fund's shares are held.

         Selected dealers and other institutions entitled to receive compensation for selling Fund shares may receive different compensation for selling shares of one particular class over another. Under the Plans, certain financial institutions which have entered into service agreements and which sell shares of the Funds on an agency basis, may receive payments from the Funds pursuant to the respective Plans. AIM Distributors does not act as principal, but rather as agent for the Funds, in making dealer incentive and shareholder servicing payments to dealers and other financial institutions under the Plans. These payments are an obligation of the Funds and not of AIM Distributors.

         Payments pursuant to the Plans are subject to any applicable limitations imposed by rules of the National Association of Securities Dealers, Inc. ("NASD").


         See Appendix K for a list of the amounts paid by each class of shares of each Fund to AIM Distributors pursuant to the Plans for the fiscal year ended July 31, 2004 and Appendix L for an estimate by category of the allocation of actual fees paid by each class of shares of each Fund pursuant to its respective distribution plan for the fiscal year ended July 31, 2004.


         As required by Rule 12b-1, the Plans and related forms of Shareholder Service Agreements were approved by the Board, including a majority of the trustees who are not "interested persons" (as defined in the 1940 Act) of the Trust and who have no direct or indirect financial interest in the operation of the Plans or in any agreements related to the Plans (the "Rule 12b-1 Trustees"). In approving the Plans in accordance with the requirements of Rule 12b-1, the trustees considered various factors and determined that there is a reasonable likelihood that the Plans would benefit each class of the Funds and its respective shareholders.

         The anticipated benefits that may result from the Plans with respect to each Fund and/or the classes of each Fund and its shareholders include but are not limited to the following: (1) rapid account access; (2) relatively predictable flow of cash; and (3) a well-developed, dependable network of shareholder service agents to help to curb sharp fluctuations in rates of redemptions and sales, thereby reducing the chance that an unanticipated increase in net redemptions could adversely affect the performance of each Fund.

         Unless terminated earlier in accordance with their terms, the Plans continue from year to year as long as such continuance is specifically approved, in person, at least annually by the Board, including a majority of the Rule 12b-1 Trustees. A Plan may be terminated as to any Fund or class by the vote of a majority of the Rule 12b-1 Trustees or, with respect to a particular class, by the vote of a majority of the outstanding voting securities of that class.

         Any change in the Plans that would increase materially the distribution expenses paid by the applicable class requires shareholder approval; otherwise, the Plans may be amended by the trustees, including a majority of the Rule 12b-1 Trustees, by votes cast in person at a meeting called for the purpose of voting upon such amendment. As long as the Plans are in effect, the selection or nomination of the Independent Trustees is committed to the discretion of the Independent Trustees.

         The Class B Plan obligates Class B shares to continue to make payments to AIM Distributors following termination of the Class B shares Distribution Agreement with respect to Class B shares sold by or attributable to the distribution efforts of AIM Distributors or its predecessors, unless there has been a complete termination of the Class B Plan (as defined in such Plan) and the Class B Plan expressly authorizes AIM Distributors to assign, transfer or pledge its rights to payments pursuant to the Class B Plan.

DISTRIBUTOR

         The Trust has entered into master distribution agreements, as amended, relating to the Funds (the "Distribution Agreements") with AIM Distributors, a registered broker-dealer and a wholly owned subsidiary of AIM, pursuant to which AIM Distributors acts as the distributor of shares of the Funds. The address of AIM Distributors is P.O. Box 4739, Houston, Texas 77210-4739. Certain trustees and officers of the Trust are affiliated with AIM Distributors. See "Management of the Trust."

         The Distribution Agreements provide AIM Distributors with the exclusive right to distribute shares of the Funds on a continuous basis directly and through other broker-dealers with whom AIM Distributors has entered into selected dealer agreements. AIM Distributors has not undertaken to sell any specified number of shares of any classes of the Funds.

         AIM Distributors expects to pay sales commissions from its own resources to dealers and institutions who sell Class B and Class C shares of the Funds at the time of such sales.

         Payments with respect to Class B shares will equal 4.00% of the purchase price of the Class B shares sold by the dealer or institution, and will consist of a sales commission equal to 3.75% of the purchase price of the Class B shares sold plus an advance of the first year service fee of 0.25% with respect to such shares. The portion of the payments to AIM Distributors under the Class B Plan which constitutes an asset-based sales charge (0.75%) is intended in part to permit AIM Distributors to recoup a portion of such sales commissions plus financing costs. In the future, if multiple distributors serve a Fund, each such distributor (or its assignee or transferee) would receive a share of the payments under the Class B Plan based on the portion of the Fund's Class B shares sold by or attributable to the distribution efforts of that distributor.

         AIM Distributors may pay sales commissions to dealers and institutions who sell Class C shares of the AIM Funds (except for AIM Short Term Bond Fund) at the time of such sales. Payments with respect to Class C shares (except for AIM Short Term Bond Fund) will equal 1.00% of the purchase price of the Class C shares sold by the dealer or institution, and will consist of a sales commission of 0.75% of the purchase price of the Class C shares sold plus an advance of the first year service fee of 0.25% with respect to such shares. AIM Distributors will retain all payments received by it relating to Class C shares (except for AIM Short Term Bond Fund) for the first year after they are purchased. The portion of the payments to AIM Distributors under the Class A, Class C and Class R Plan attributable to Class C shares which constitutes an asset-based sales charge (0.75%) is intended in part to permit AIM Distributors to recoup a portion of the sales commissions to dealers plus financing costs, if any. After the first full year, AIM Distributors will make quarterly payments to dealers and institutions based on the average net asset value of Class C shares which are attributable to shareholders for whom the dealers and institutions are designated as dealers of record. These payments will consist of an asset-based sales charge of 0.75% and a service fee of 0.25%.

         AIM Distributors may pay dealers and institutions who sell Class C shares of AIM Short Term Bond Fund an annual fee of 0.50% of average daily net assets. These payments will consist of an asset-based fee of 0.25% and a service fee of 0.25% and will commence immediately.

         The Trust (on behalf of any class of any Fund) or AIM Distributors may terminate the Distribution Agreements on 60 days' written notice without penalty. The Distribution Agreements will terminate automatically in the event of their assignment. In the event the Class B shares Distribution Agreement is terminated, AIM Distributors would continue to receive payments of asset-based distribution fees in respect of the outstanding Class B shares attributable to the distribution efforts of AIM Distributors or its predecessors; provided, however that a complete termination of the Class B Plan (as defined in such Plan) would terminate all payments to AIM Distributors. Termination of the Class B Plan or the Distribution Agreement for Class B shares would not affect the obligation of Class B shareholders to pay contingent deferred sales charges.


         Total sales charges (front end and contingent deferred sales charges) paid in connection with the sale of shares of each class of each Fund, if applicable, for the last three fiscal years ended July 31, are found in Appendix M.


                         CALCULATION OF PERFORMANCE DATA

         Although performance data may be useful to prospective investors when comparing a Fund's performance with other funds and other potential investments, investors should note that the methods of computing performance of other potential investments are not necessarily comparable to the methods employed by a Fund.

Average Annual Total Return Quotation

         The standard formula for calculating average annual total return is as follows:

                                         n
                                   P(1+T) =ERV

Where           P       =  a hypothetical initial payment of $1,000;

                T       =  average annual total return (assuming the applicable
                           maximum sales load is deducted at the beginning of the one, five, or ten year periods);

                n       =  number of years; and

                ERV     =  ending redeemable value of a hypothetical $1,000
                           payment made at the beginning of the one, five and ten year periods at the end of the one, five, or ten year periods (or fractional portion of such period).


         The average annual total returns for each Fund, with respect to its Class A, Class A3, Class B, Class C and Class R, Investor Class and AIM Cash Reserve shares, if applicable, for the one, five and ten year periods (or since inception if less than ten years) ended July 31 are found in Appendix N.


         Total returns quoted in advertising reflect all aspects of a Fund's return, including the effect of reinvesting dividends and capital gain distributions, and any change in the Fund's net asset value per share over the period. Cumulative total return reflects the performance of a Fund over a stated period of time. Average annual total returns are calculated by determining the growth or decline in value of a hypothetical investment in a Fund over a stated period of time, and then calculating the annually compounded percentage rate that would have produced the same result if the rate of growth or decline in value had been constant over the period.

         Each Fund's total return is calculated in accordance with a standardized formula for computation of annualized total return. Standardized total return for: (1) Class A shares reflects the deduction of a Fund's maximum front-end sales charge at the time of purchase; (2) Class A3 shares does not reflect a deduction of any sales charges since that class is sold and redeemed at net asset value; (3) Class B and Class C shares reflects the deduction of the maximum applicable CDSC on a redemption of shares held for the period; (4) Class R shares does not reflect a deduction of any sales charge since that class is generally sold and redeemed at net asset value; and (5) Investor Class shares does not reflect a deduction of any sales charge since that class is sold and redeemed at net asset value. Standardized total return for AIM Cash Reserve Shares does not reflect a deduction of any sales charge, since that class is sold and redeemed at net asset value.

         A Fund's total return shows its overall change in value, including changes in share price and assuming all the Fund's dividends and capital gain distributions are reinvested. A cumulative total return reflects the Fund's performance over a stated period of time. An average annual total return reflects the hypothetical compounded annual rate of return that would have produced the same cumulative total return if the Fund's performance had been constant over the entire period. Because average annual returns tend to even out variations in the Fund's return, investors should recognize that such returns are not the same as actual year-by-year results. To illustrate the components of overall performance, a Fund may separate its cumulative and average annual returns into income results and capital gains or losses.

Alternative Total Return Quotations

         Standard total return quotes may be accompanied by total return figures calculated by alternative methods. For example, average annual total return may be calculated without assuming payment of the full sales load according to the following formula:

                                         n
                                   P(1+U) =ERV

Where           P       =  a hypothetical initial payment of $1,000;

                U       =  average annual total return assuming payment of only
                           a stated portion of, or none of, the applicable maximum sales load at the beginning of the stated period;

                n       =  number of years; and

                ERV     =  ending redeemable value of a hypothetical $1,000
                           payment at the end of the stated period.

         Cumulative total return across a stated period may be calculated as follows:

                                   P(1+V)=ERV

Where           P       =  a hypothetical initial payment of $1,000;

                V       =  cumulative total return assuming payment of all of, a
                           stated portion of, or none of, the applicable maximum sales load at the beginning of the stated period; and

                ERV     =  ending redeemable value of a hypothetical $1,000
                           payment at the end of the stated period.


         The cumulative total returns for each Fund, with respect to its Class A, Class A3, Class B, Class C and Class R, Investor Class and AIM Cash Reserve shares, if applicable, shares, for the one, five and ten year periods (or since inception if less than ten years) ended July 31 are found in Appendix N.

Calculation of Certain Performance Data


         Funds offering Class A3, Class R or Investor Class shares may use a restated or a blended performance calculation to derive certain performance data shown in this Statement of Additional Information and in each Fund's advertisements and other sales material. If the Fund's Class A3 or Class R shares were not offered to the public during the performance period covered, the performance data shown will be the restated historical performance of the Fund's Class A shares at net asset value, adjusted to reflect the higher Rule 12b-1 fees applicable to the Class A3, Class R and Investor Class shares. If the Fund's Class A3, Class R or Investor Class shares were offered to the public only during a portion of the performance period covered, the performance data shown will be the blended returns of the historical performance of the Fund's Class A3, Class R or Investor Class shares since their inception and the restated historical performance of the Fund's Class A shares (for periods prior to inception of the Class A3, Class R shares or Investor Class). If the Fund's Class A3, Class R or Investor Class shares were offered to the public during the entire performance period covered, the performance data shown will be the historical performance of the Fund's Class A3 or Class R shares.


         AIM Global Real Estate Fund, AIM High Yield Fund, AIM Income Fund, AIM Intermediate Government Fund, AIM Money Market Fund, AIM Municipal Bond Fund and AIM Real Estate Fund may also use a restated or a blended performance calculation to derive certain performance data shown for their Investor Class shares in this Statement of Additional Information and in the Funds' advertisements and other sales material. If the Funds' Investor Class shares were not offered to the public during the performance period covered, the performance data shown will be the restated historical performance of the Funds' Class A shares at net asset value and reflecting the Rule 12b-1 fees applicable to the Class A shares. If the Funds' Investor Class shares were offered to the public only during a portion of the performance period covered, the performance data shown will be the blended returns of the historical performance of the Funds' Investor Class shares since their inception and the restated historical performance of the Funds' Class A shares (for periods prior to inception of the Investor Class shares) at net asset value and reflecting the Rule 12b-1 fees applicable to the Class A shares. If the Funds' Investor Class shares were offered to the public during the entire performance period covered, the performance data shown will be the historical performance of the Funds' Investor Class shares.


         A restated or blended performance calculation may be used to derive (i) the Funds', except for AIM Money Market Fund, standardized average annual total returns over a stated period and (ii) the Funds', except for AIM Money Market Fund, non-standardized cumulative total returns over a stated period.


         A restated or blended performance calculation may be used to derive (i) AIM Money Market Fund's non-standardized average annual total returns over a stated period, and (ii) AIM Money Market Fund's non-standardized cumulative total returns over a stated period.


Average Annual Total Return (After Taxes on Distributions) Quotations

         A Fund's average annual total return (after taxes on distributions) shows its overall change in value, including changes in share price and assuming all the Fund's dividends and capital gain distributions are reinvested. It reflects the deduction of federal income taxes on distributions, but not on redemption proceeds. Average annual total returns (after taxes on distributions) are calculated by determining the after-tax growth or decline in value of a hypothetical investment in a Fund over a stated period of time, and then calculating the annually compounded percentage rate that would have produced the same result if the rate of growth or decline in value had been constant over the period. Because average annual total returns (after taxes on distributions) tend to even out variations in the Fund's return, investors should recognize that such returns are not the same as actual year-by-year results. To illustrate the components of overall performance, the Fund may separate its average annual total returns (after taxes on distributions) into income results and capital gains or losses.

         The standard formula for calculating average annual total return (after taxes on distributions) is:

                                        n
                                  P(1+T) =ATV
                                             D

where           P       =  a hypothetical initial payment of $1,000 ;

                T       =  average annual total return (after taxes on
                           distributions);

                n       =  number of years; and


                ATV     =  ending value of a hypothetical $1,000 payment made at
                   D       the beginning of the one, five, or ten year periods
                           (or since inception, if applicable) at the end of the one, five, or ten year periods (or since inception, if applicable), after taxes on fund distributions but not after taxes on redemption.

             Standardized average annual total return (after taxes on distributions) for: (1) Class A shares reflects the deduction of a Fund's maximum front-end sales charge at the time of purchase; (2) Class A3 shares does not reflect a deduction of any sales charge since that class is sold and redeemed at net asset value; (3) Class B and Class C shares reflects the deduction of the maximum applicable CDSC on a redemption of shares held for the period; and (4) Investor Class shares does not reflect a deduction of any sales charge since that class is sold and redeemed at net asset value.

             The after-tax returns assume all distributions by a Fund, less the taxes due on such distributions, are reinvested at the price calculated as stated in the prospectus on the reinvestment dates during the period. Taxes on a Fund's distributions are calculated by applying to each component of the distribution (e.g., ordinary income and long-term capital gain) the highest corresponding individual marginal federal income tax rates in effect on the reinvestment date. The taxable amount and tax character of each distribution is as specified by the Fund on the dividend declaration date, but reflects any subsequent recharacterizations of distributions. The effect of applicable tax credits, such as the foreign tax credit, are also taken into account. The calculations only reflect federal taxes, and thus do not reflect state and local taxes or the impact of the federal alternative minimum tax.


             The average annual total returns (after taxes on distributions) for each Fund, with respect to its Class A, Class A3, Class B, Class C and Investor Class shares, for the one, five, and ten year periods (or since inception if less than ten years) ended July 31 are found in Appendix N.


Average Annual Total Return (After Taxes on Distributions and Sale of Fund Shares) Quotation

         A Fund's average annual total return (after taxes on distributions and sale of Fund shares) shows its overall change in value, including changes in share price and assuming all the Fund's dividends and capital gain distributions are reinvested. It reflects the deduction of federal income taxes on both distributions and proceeds. Average annual total returns (after taxes on distributions and redemption) are calculated by determining the after-tax growth or decline in value of a hypothetical investment in a Fund over a stated period of time, and then calculating the annually compounded percentage rate that would have produced the same result if the rate of growth or decline in value had been constant over the period. Because average annual total returns (after taxes on distributions and redemption) tend to even out variations in the Fund's return, investors should recognize that such returns are not the same as actual year-by-year results. To illustrate the components of overall performance, a Fund may separate its average annual total returns (after taxes on distributions and redemption) into income results and capital gains or losses.

         The standard formula for calculating average annual total return (after taxes on distributions and redemption) is:

                                        n
                                  P(1+T)=ATV
                                            DR

where           P       =  a hypothetical initial payment of $1,000;

                T       =  average annual total return (after taxes on
                           distributions and redemption);

                n       =  number of years; and

                ATV     =  ending value of a hypothetical $1,000 payment made at
                   DR      the beginning of the one, five, or ten year periods
                           (or since inception, if applicable) at the end of the one, five, or ten year periods (or since inception, if applicable), after taxes on fund distributions and redemption.

         Standardized average annual total return (after taxes on distributions and redemption) for: (1) Class A shares reflects the deduction of a Fund's maximum front-end sales charge at the time of purchase; (2) Class A3 shares does not reflect a deduction of any sales charge since that class is generally sold and redeemed at net asset value; (3) Class B and Class C shares reflects the deduction of the maximum applicable CDSC on a redemption of shares held for the period; and (4) Investor Class shares does not reflect a deduction of any sales charge since that class is sold and redeemed at net asset value.

         The after-tax returns assume all distributions by a Fund, less the taxes due on such distributions, are reinvested at the price calculated as stated in the prospectus on the reinvestment dates during the period. Taxes due on the Fund's distributions are calculated by applying to each component of the distribution (e.g., ordinary income and long-term capital gain) the highest corresponding individual marginal federal income tax rates in effect on the reinvestment date. The taxable amount and tax character of each distribution is as specified by the Fund on the dividend declaration date, but reflects any subsequent recharacterizations of distributions. The effect of applicable tax credits, such as the foreign tax credit, are also taken into account. The calculations only reflect federal taxes, and thus do not reflect state and local taxes or the impact of the federal alternative minimum tax.

         The ending values for each period assume a complete liquidation of all shares. The ending values for each period are determined by subtracting capital gains taxes resulting from the sale of Fund shares and adding the tax benefit from capital losses resulting from the sale of Fund shares. The capital gain or loss upon sale of Fund shares is calculated by subtracting the tax basis from the proceeds. Capital gains taxes (or the benefit resulting from tax losses) are calculated using the highest federal individual capital gains tax rate for gains of the appropriate character (e.g., ordinary income or long-term) in effect on the date of the sale of Fund shares and in accordance with federal tax law applicable on that date. The calculations assume that a shareholder may deduct all capital losses in full.

         The basis of shares acquired through the $1,000 initial investment are tracked separately from subsequent purchases through reinvested distributions. The basis for a reinvested distribution is the distribution net of taxes paid on the distribution. Tax basis is adjusted for any distributions representing returns of capital and for any other tax basis adjustments that would apply to an individual taxpayer.

         The amount and character (i.e., short-term or long-term) of capital gain or loss upon sale of Fund shares is determined separately for shares acquired through the $1,000 initial investment and each subsequent purchase through reinvested distributions. The tax character is determined by the length of the measurement period in the case of the initial $1,000 investment and the length of the period between reinvestment and the end of the measurement period in the case of reinvested distributions.


         The average annual total returns (after taxes on distributions and redemption) for each Fund, with respect to its Class A, Class A3, Class B, Class C and Investor Class shares, for the one, five, and ten year periods (or since inception if less than ten years) ended July 31 are found in Appendix N.


Yield Quotation

         Yield is a function of the type and quality of a Fund's investments, the maturity of the securities held in a Fund's portfolio and the operating expense ratio of the Fund. Yield is computed in accordance with standardized formulas described below and can be expected to fluctuate from time to time and is not necessarily indicative of future results. Accordingly, yield information may not provide a basis for comparison with investments which pay a fixed rate of interest for a stated period of time.

         A Fund's tax equivalent yield is the rate an investor would have to earn from a fully taxable investment in order to equal the Fund's yield after taxes. Tax equivalent yields are calculated by dividing the Fund's yield by one minus a stated tax rate (if only a portion of the Fund's yield was tax-exempt, only that portion would be adjusted in the calculation).

         A Fund may quote its distribution rate, which uses the most recent dividend paid annualized as a percentage of the Fund's offering price.

         Income calculated for purposes of calculating a Fund's yield differs from income as determined for other accounting purposes. Because of the different accounting methods used, and because of the compounding assumed in yield calculations, the yield quoted for a Fund may differ from the rate of distributions from the Fund paid over the same period or the rate of income reported in the Fund's financial statements.

         The standard formula for calculating yield for each Fund is as follows:

                                                    6
                         YIELD = 2[((a-b)/(c x d)+1) -1]

Where           a       =  dividends and interest earned during a stated 30-day
                           period. For purposes of this calculation, dividends are accrued rather than recorded on the ex-dividend date. Interest earned under this formula must generally be calculated based on the yield to maturity of each obligation (or, if more appropriate, based on yield to call date).

                b       =  expenses accrued during period (net of
                           reimbursements).

                c       =  the average daily number of shares outstanding during
                           the period that were entitled to receive dividends.

                d       =  the maximum offering price per share on the last day
                           of the period.


         The standard formula for calculating annualized 7-day yield for AIM Money Market Fund is as follows:


                           Base Period Return x 365
                                                ---
                                                 7



         Where  Y       =  annualized yield.
               --
               Base Period Return = (V  - V )
                                      1    0
               ------------------------------
                                       V
                                        0


                V       =  the value of a hypothetical pre-existing account in
                 0         the AIM Money Market Fund having a balance of one
                           share at the beginning of a stated seven-day period.

                V       =  the value of such an account at the end of the stated
                 1         period.


         The standard formula for calculating effective annualized yield for the AIM Money Market Fund is as follows:


                                                        365/7
                           EY = (Base Period Return + 1)      - 1


         Where  EY      =  effective annualized yield.

                Y       = annualized yield, as determined above.

         The yield for each Fund, the yield and corresponding tax-equivalent yield for AIM Municipal Bond Fund, and the annualized and effective annualized yield for the AIM Cash Reserve Shares, Class B,

Class C, Class R and Investor Class shares of AIM Money Market Fund are found in Appendix N. In addition, the distribution rates for each Fund (other than AIM Money Market Fund) are found in Appendix N.


Performance Information

         All advertisements of the Funds will disclose the maximum sales charge (including deferred sales charges) imposed on purchases of a Fund's shares. If any advertised performance data does not reflect the maximum sales charge (if any), such advertisement will disclose that the sales charge has not been deducted in computing the performance data, and that, if reflected, the maximum sales charge would reduce the performance quoted. Further information regarding each Fund's performance is contained in that Fund's annual report to shareholders, which is available upon request and without charge.

         From time to time, AIM or its affiliates may waive all or a portion of their fees and/or assume certain expenses of any Fund. Fee waivers or reductions or commitments to reduce expenses will have the effect of increasing that Fund's yield and total return.

         Certain Funds may participate in the initial public offering (IPO) market in some market cycles. Because of these Funds' small asset bases, any investment the Funds may make in IPOs may significantly increase these Funds' total returns. As the Funds' assets grow, the impact of IPO investments will decline, which may decrease the Funds' total returns.

         The performance of each Fund will vary from time to time and past results are not necessarily indicative of future results.

         Total return and yield figures for the Funds are neither fixed nor guaranteed. The Funds may provide performance information in reports, sales literature and advertisements. The Funds may also, from time to time, quote information about the Funds published or aired by publications or other media entities which contain articles or segments relating to investment results or other data about one or more of the Funds. The following is a list of such publications or media entities:

Advertising Age              Forbes                         Pension World
Barron's                     Fortune                        Pensions & Investments
Best's Review                Hartford Courant               Personal Investor
Bloomberg                    Inc.                           Philadelphia Inquirer
Broker World                 Institutional Investor         The Bond Buyer
Business Week                Insurance Forum                USA Today
Changing Times               Insurance Week                 U.S. News & World Report
Christian Science Monitor    Investor's Business Daily      Wall Street Journal
Consumer Reports             Journal of the American        Washington Post
Economist                    Society of CLU & ChFC          CNN
FACS of the Week             Kiplinger Letter               CNBC
Financial Planning           Money                          PBS
Financial Product News       Mutual Fund Forecaster
Financial Services Week      Nation's Business
Financial World              New York Times


         Each Fund may also compare its performance to performance data of similar mutual funds as published by the following services:


Bank Rate Monitor                       Lipper, Inc.
Bloomberg                               Mutual Fund Values (Morningstar)
Donoghue's                              Stanger
Lehman Live                             Weisenberger

         Each Fund's performance may also be compared in advertising to the performance of comparative benchmarks such as the following:


         Lehman Brothers High Yield Index
         Lehman Brothers Intermediate U.S. Government and Mortgage Index Lehman Brothers 1-2 year U.S. Government Bond Index
         Lehman Brothers 1-3 year U.S. Government/Credit Index
         Lehman Brothers Municipal Bond Index
         Lehman Brothers U.S. Credit Index
         Lehman Brothers U.S. Aggregate Bond Index

         Lipper Balanced Fund Index

         Lipper BBB Rated Fund Index
         Lipper General Municipal Debt Fund Index
         Lipper High Yield Bond Fund Index
         Lipper Intermediate Investment Grade Debt Fund Index
         Lipper Intermediate U.S. Government Fund Index
         Lipper Real Estate Fund Index
         Lipper Short Investment Grade Debt Index
         Lipper Short U.S. Treasury Category Average
         Morgan Stanley REIT Index
         Standard & Poor's 500 Index

         Each Fund may also compare its performance to rates on Certificates of Deposit and other fixed rate investments such as the following:

         10 year Treasury Notes
         90 day Treasury Bills

         Advertising for the Funds may from time to time include discussions of general economic conditions and interest rates. Advertising for such Funds may also include references to the use of those Funds as part of an individual's overall retirement investment program. From time to time, sales literature and/or advertisements for any of the Funds may disclose: (i) the largest holdings in the Funds' portfolios; (ii) certain selling group members; (iii) certain institutional shareholders; (iv) measurements of risk, including standard deviation, Beta and Sharpe ratios; and/or (v) capitalization and sector analysis of holdings in the Funds' portfolios.

         From time to time, the Funds' sales literature and/or advertisements may discuss generic topics pertaining to the mutual fund industry. This includes, but is not limited to, literature addressing general information about mutual funds, discussions regarding investment styles, such as the growth, value or GARP (growth at a reasonable price) styles of investing, variable annuities, dollar-cost averaging, stocks, bonds, money markets, certificates of deposit, retirement, retirement plans, asset allocation, tax-free investing, college planning and inflation.



     SETTLED ENFORCEMENT ACTIONS AND INVESTIGATIONS RELATED TO MARKET TIMING



         On October 8, 2004, INVESCO Funds Group, Inc. ("IFG") (the former investment advisor to certain AIM Funds) and AIM reached final settlements with certain regulators, including without limitation the Securities and Exchange Commission ("SEC"), the New York Attorney General ("NYAG") and the Colorado Attorney General ("COAG"), to resolve civil enforcement actions and investigations related to market timing activity and related issues in the AIM Funds, including those formerly advised by IFG. These regulators alleged, in substance, that IFG and AIM failed to disclose in the prospectuses for the AIM Funds that they advised and to the independent directors/trustees of such Funds that they had entered into certain arrangements permitting market timing of such Funds, thereby breaching their fiduciary duties to such Funds. As a result of the foregoing, the regulators alleged that IFG and AIM breached various Federal and state securities, business and consumer protection laws. On the same date, A I M Distributors, Inc. ("ADI") (the distributor of the retail AIM Funds) reached a final settlement with the SEC to resolve an investigation relating to market timing activity and related issues in the AIM Funds. The SEC also alleged that ADI violated various Federal securities laws. The SEC also has settled related market timing enforcement actions brought against certain former officers and employees of IFG.



         Under the terms of the settlements, IFG agreed to pay a total of $325 million, of which $110 million is civil penalties. Of this $325 million total payment, half will be paid on or before December 31, 2004 and the remaining half will be paid on or before December 31, 2005. AIM and ADI agreed to pay a total of $50 million, of which $30 million is civil penalties, all of which has been paid. The entire $325 million IFG settlement payment will be made available for distribution to the shareholders of those AIM Funds that IFG formerly advised that were harmed by market timing activity, and the entire $50 million settlement payment by AIM and ADI will be made available for distribution to the shareholders of those AIM Funds advised by AIM that were harmed by market timing activity, all as to be determined by an independent distribution consultant. The settlement payments will be distributed in accordance with a methodology to be determined by the independent distribution consultant, in consultation with AIM and the independent trustees of the AIM Funds and acceptable to the staff of the SEC.



         Under the terms of the settlements, AIM will make certain governance and compliance reforms, including maintaining an internal controls committee and retaining an independent compliance consultant and a corporate ombudsman. Also, commencing in 2007 and at least once every other year thereafter, AIM will undergo a compliance review by an independent third party. In addition, under the terms of the settlements, AIM has undertaken to cause the AIM Funds to operate in accordance with certain governance policies and practices, including retaining a full-time independent senior officer whose duties will include monitoring compliance and managing the process by which proposed management fees to be charged the AIM Funds are negotiated. Also, commencing in 2008 and not less than every fifth calendar year thereafter, the AIM Funds will hold shareholder meetings at which their Boards of Trustees will be elected.



         The SEC has also settled market timing enforcement actions against Raymond R. Cunningham (the former president and chief executive officer of IFG and a former member of the board of directors of the AIM Funds formerly advised by IFG), Timothy J. Miller (the former chief investment officer and a former portfolio manager for IFG), Thomas A. Kolbe (the former national sales manager of IFG) and Michael D. Legoski (a former assistant vice president in IFG's sales department). As part of these settlements, the SEC ordered these individuals to pay restitution and civil penalties in various amounts and prohibited them from associating with, or serving as an officer or director of, an investment advisor, broker, dealer and/or investment company, as applicable, for certain periods of time.



                   REGULATORY INQUIRIES AND PENDING LITIGATION



         The mutual fund industry as a whole is currently subject to regulatory inquiries and litigation related to a wide range of issues. These issues include, among others, market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including but not limited to revenue sharing and directed-brokerage arrangements, investments in securities of other registered investment companies, contractual plans, issues related to Section 529 college savings plans, procedures for locating lost security holders and participation in class action settlements.



         As described more fully below, IFG and AIM are the subject of a number of ongoing regulatory inquiries and civil lawsuits related to one or more of the issues currently being scrutinized by various Federal and state regulators, including but not limited to those issues described above. Additional regulatory actions and/or civil lawsuits related to the above or other issues may be filed against the AIM Funds, IFG, AIM and/or related entities and individuals in the future. Additional regulatory inquiries related to the above or other issues also may be received by the AIM Funds, IFG, AIM and/or related entities and individuals in the future. This statement of additional information will be supplemented periodically to disclose any such additional regulatory actions, civil lawsuits and/or regulatory inquiries.

         Ongoing Regulatory Inquiries Concerning IFG and AIM



         IFG, certain related entities, certain of their current and former officers and/or certain of the AIM Funds formerly advised by IFG have received regulatory inquiries in the form of subpoenas or other oral or written requests for information and/or documents related to one or more of the following issues, some of which concern one or more such Funds: market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including revenue sharing and directed-brokerage arrangements, and investments in securities of other registered investment companies. These regulators include the SEC, the NASD, Inc. ("NASD"), the Florida Department of Financial Services, the Attorney General of the State of West Virginia, the West Virginia Securities Commission and the Bureau of Securities of the State of New Jersey. IFG and certain of these other parties also have received more limited inquiries from the United States Department of Labor ("DOL") and the United States Attorney's Office for the Southern District of New York, some of which concern one or more of the AIM Funds formerly advised by IFG.



         AIM, certain related entities, certain of their current and former officers and/or certain of the AIM Funds have received regulatory inquiries in the form of subpoenas or other oral or written requests for information and/or documents related to one or more of the following issues, some of which concern one or more AIM Funds: market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including revenue sharing and directed-brokerage arrangements, investments in securities of other registered investment companies, contractual plans, issues related to Section 529 college savings plans and procedures for locating lost securityholders. These regulators include the SEC, the NASD, the Department of Banking for the State of Connecticut, the Attorney General of the State of West Virginia, the West Virginia Securities Commission and the Bureau of Securities of the State of New Jersey. AIM and certain of these other parties also have received more limited inquiries from the SEC, the NASD, the DOL, the Internal Revenue Service, the United States Attorney's Office for the Southern District of New York, the United States Attorney's Office for the Central District of California, the United States Attorney's Office for the District of Massachusetts, the Massachusetts Securities Division, the U.S. Postal Inspection Service and the Commodity Futures Trading Commission, some of which concern one or more AIM Funds.



         Private Civil Actions Alleging Market Timing



         Multiple civil lawsuits, including purported class action and shareholder derivative suits, have been filed against various parties (including, depending on the lawsuit, certain AIM Funds, IFG, AIM, AIM Management, AMVESCAP PLC ("AMVESCAP"), the parent company of IFG and AIM, certain related entities, certain of their current and former officers and/or certain unrelated third parties) making allegations that are similar in many respects to those in the settled regulatory actions brought by the SEC, the NYAG and the COAG concerning market timing activity in the AIM Funds. These lawsuits allege a variety of theories of recovery, including but not limited to: (i) violation of various provisions of the Federal and state securities laws; (ii) violation of various provisions of ERISA; (iii) breach of fiduciary duty; and/or
(iv) breach of contract. These lawsuits were initiated in both Federal and state courts and seek such remedies as compensatory damages; restitution; injunctive relief; disgorgement of management fees; imposition of a constructive trust; removal of certain directors and/or employees; various corrective measures under ERISA; rescission of certain Funds' advisory agreements; interest; and attorneys' and experts' fees. A list identifying such lawsuits that have been served on IFG, AIM, the AIM Funds or related entities, or for which service of process has been waived, as of January 18, 2005 is set forth in Appendix O-1.



         All lawsuits based on allegations of market timing, late trading, and related issues have been transferred to the United States District Court for the District of Maryland (the "MDL Court") for consolidated or coordinated pre-trial proceedings. Pursuant to an Order of the MDL Court, plaintiffs consolidated their claims for pre-trial purposes into three amended complaints against various AIM- and IFG-related parties. A list identifying the amended complaints in the MDL Court is included in Appendix N-1. Plaintiffs in one of the underlying lawsuits transferred to the MDL Court continue to seek remand of their action to state court. This lawsuit is identified in Appendix O-1.

         Private Civil Actions Alleging Improper Use of Fair Value Pricing



         Multiple civil class action lawsuits have been filed against various parties (including, depending on the lawsuit, certain AIM Funds, IFG and/or AIM) alleging that certain AIM Funds inadequately employed fair value pricing. These lawsuits allege a variety of theories of recovery, including but not limited to:
(i) violations of various provisions of the Federal securities laws; (ii) common law breach of duty; and (iii) common law negligence and gross negligence. These lawsuits have been filed in both Federal and state courts and seek such remedies as compensatory and punitive damages; interest; and attorneys' fees and costs. A list identifying such lawsuits that have been served on IFG, AIM, the AIM Funds or related entities, or for which service of process has been waived, as of January 18, 2005 is set forth in Appendix O-2.



         Private Civil Actions Alleging Excessive Advisory and/or Distribution Fees



         Multiple civil lawsuits, including purported class action and shareholder derivative suits, have been filed against various parties (including, depending on the lawsuit, IFG, AIM, INVESCO Institutional (N.A.), Inc. ("IINA"), ADI and/or INVESCO Distributors, Inc. ("INVESCO Distributors")) alleging that the defendants charged excessive advisory and/or distribution fees and failed to pass on to shareholders the perceived savings generated by economies of scale. Certain of these lawsuits also allege that the defendants adopted unlawful distribution plans. These lawsuits allege a variety of theories of recovery, including but not limited to: (i) violation of various provisions of the Federal securities laws; (ii) breach of fiduciary duty; and/or (iii) breach of contract. These lawsuits have been filed in Federal courts and seek such remedies as damages; injunctive relief; rescission of certain Funds' advisory agreements and distribution plans; interest; prospective relief in the form of reduced fees; and attorneys' and experts' fees. A list identifying such lawsuits that have been served on IFG, AIM, the AIM Funds or related entities, or for which service of process has been waived, as of January 18, 2005 is set forth in Appendix O-3.



         Private Civil Actions Alleging Improper Charging of Distribution Fees on Limited Offering Funds or Share Classes



         Multiple civil lawsuits, including shareholder derivative suits, have been filed against various parties (including, depending on the lawsuit, IFG, AIM, ADI and/or certain of the trustees of the AIM Funds) alleging that the defendants breached their fiduciary duties by charging distribution fees while funds and/or specific share classes were closed generally to new investors and/or while other share classes of the same fund were not charged the same distribution fees. These lawsuits allege a variety of theories of recovery, including but not limited to: (i) violation of various provisions of the Federal securities laws; and (ii) breach of fiduciary duty. These lawsuits have been filed in Federal courts and seek such remedies as damages; injunctive relief; and attorneys' and experts' fees. A list identifying such lawsuits that have been served on IFG, AIM, the AIM Funds or related entities, or for which service of process has been waived, as of January 18, 2005 is set forth in Appendix O-4.



         Private Civil Actions Alleging Improper Mutual Fund Sales Practices and Directed-Brokerage Arrangements



         Multiple civil lawsuits, including purported class action and shareholder derivative suits, have been filed against various parties (including, depending on the lawsuit, AIM Management, IFG, AIM, AIM Investment Services, Inc. ("AIS") and/or certain of the trustees of the AIM Funds) alleging that the defendants improperly used the assets of the AIM Funds to pay brokers to aggressively promote the sale of the AIM Funds over other mutual funds and that the defendants concealed such payments from investors by disguising them as brokerage commissions. These lawsuits allege a variety of theories of recovery, including but not limited to: (i) violation of various provisions of the Federal securities laws; (ii) breach of fiduciary duty; and (iii) aiding and abetting a breach of fiduciary duty. These lawsuits have been filed in Federal courts and seek such remedies as compensatory and punitive damages; rescission of certain Funds' advisory agreements and distribution plans and recovery of all fees paid; an accounting of all fund-related fees, commissions and soft dollar payments; restitution of all unlawfully or discriminatorily obtained fees and charges; and attorneys' and experts' fees. A list identifying such lawsuits that have been served on IFG, AIM, the AIM Funds or related entities, or for which service of process has been waived, as of January 18, 2005 is set forth in Appendix O-5.



         Private Civil Action Alleging Failure to Ensure Participation in Class Action Settlements



         A civil lawsuit, purporting to be a class action lawsuit, has been filed against AIM, IINA, A I M Capital Management, Inc. ("AIM Capital") and the trustees of the AIM Funds alleging that the defendants breached their fiduciary duties by failing to ensure that the AIM Funds participated in class action settlements in which the AIM Funds were eligible to participate. This lawsuit alleges as theories of recovery: (i) violation of various provisions of the Federal securities laws; (ii) common law breach of fiduciary duty; and (iii) common law negligence. This lawsuit has been filed in Federal court and seeks such remedies as compensatory and punitive damages; forfeiture of all commissions and fees paid by the class of plaintiffs; and costs and attorneys' fees. Such lawsuit, which was served on AIM and AIM Capital on January 18, 2005, is set forth in Appendix O-6.

                                   APPENDIX A

                           RATINGS OF DEBT SECURITIES

         The following is a description of the factors underlying the debt ratings of Moody's, S&P and Fitch:

                         MOODY'S LONG-TERM DEBT RATINGS

         Moody's corporate ratings are as follows:

         Aaa: Bonds and preferred stock which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt-edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

         Aa: Bonds and preferred stock which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. These are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risk in Aa rated bonds appear somewhat larger than those securities rated Aaa.

         A: Bonds and preferred stock which are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

         Baa: Bonds and preferred stock which are rated Baa are considered as medium-grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

         Ba: Bonds and preferred stock which are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

         B: Bonds and preferred stock which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

         Caa: Bonds and preferred stock which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

         Ca: Bonds and preferred stock which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

         C: Bonds and preferred stock which are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

         Note: Moody's applies numerical modifiers 1, 2, and 3 in each generic rating classification from Aa through Caa. The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category.

                     MOODY'S SHORT-TERM PRIME RATING SYSTEM

          Moody's short-term ratings are opinions of the ability of issuers to honor senior financial obligations and contracts. Such obligations generally have an original maturity not exceeding one year, unless explicitly noted.

          Moody's employs the following designations, all judged to be investment grade , to indicate the relative repayment ability of rated issuers.

PRIME-1: Issuers (or supporting institutions) rated Prime-1 have a superior ability for repayment of senior short-term obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics: leading market positions in well-established industries; high rates of return on funds employed; conservative capitalization structure with moderate reliance on debt and ample asset protection; broad margins in earnings coverage of fixed financial charges and high internal cash generation; and well-established access to a range of financial markets and assured sources of alternate liquidity.

PRIME-2: Issuers (or supporting institutions) rated Prime-2 have a strong ability to repay senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

PRIME-3: Issuers (or supporting institutions) rated Prime-3 have an acceptable ability for repayment of senior short-term debt obligations. The effect of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.

NOT PRIME: Issuers rated Not Prime do not fall within any of the Prime rating categories.

         Note: In addition, in certain countries the prime rating may be modified by the issuer's or guarantor's senior unsecured long-term debt rating.


         Moody's municipal ratings are as follows:

            MOODY'S U.S. LONG-TERM MUNICIPAL BOND RATING DEFINITIONS

         Municipal Ratings are opinions of the investment quality of issuers and issues in the US municipal and tax-exempt markets. As such, these ratings incorporate Moody's assessment of the default probability and loss severity of these issuers and issues.

         Municipal Ratings are based upon the analysis of four primary factors relating to municipal finance: economy, debt, finances, and administration/management strategies. Each of the factors is evaluated individually and for its effect on the other factors in the context of the municipality's ability to repay its debt.

         Aaa: Issuers or issues rated Aaa demonstrate the strongest creditworthiness relative to other US municipal or tax-exempt issuers or issues.

         Aa: Issuers or issues rated Aa demonstrate very strong creditworthiness relative to other US municipal or tax-exempt issuers or issues.

         A: Issuers or issues rated A present above-average creditworthiness relative to other US municipal or tax-exempt issuers or issues.

         Baa: Issuers or issues rated Baa represent average creditworthiness relative to other US municipal or tax-exempt issuers or issues.

         Ba: Issuers or issues rated Ba demonstrate below-average creditworthiness relative to other US municipal or tax-exempt issuers or issues.

         B: Issuers or issues rated B demonstrate weak creditworthiness relative to other US municipal or tax-exempt issuers or issues.

         Caa: Issuers or issues rated Caa demonstrate very weak creditworthiness relative to other US municipal or tax-exempt issuers or issues.

         Ca: Issuers or issues rated Ca demonstrate extremely weak creditworthiness relative to other US municipal or tax-exempt issuers or issues.

         C: Issuers or issues rated C demonstrate the weakest creditworthiness relative to other US municipal or tax-exempt issuers or issues.

         Note: Also, Moody's applies numerical modifiers 1, 2, and 3 in each generic rating classification from Aa to Caa. The modifier 1 indicates that the issue ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic category.


                     MOODY'S MIG/VMIG US SHORT-TERM RATINGS

          In municipal debt issuance, there are three rating categories for short-term obligations that are considered investment grade. These ratings are designated as Moody's Investment Grade (MIG) and are divided into three levels - MIG 1 through MIG 3.

          In addition, those short-term obligations that are of speculative quality are designated SG, or speculative grade.

          In the case of variable rate demand obligations (VRDOs), a two-component rating is assigned. The first element represents Moody's evaluation of the degree of risk associated with scheduled principal and interest payments. The second element represents Moody's evaluation of the degree of risk associated with the demand feature, using the MIG rating scale.

          The short-term rating assigned to the demand feature of VRDOs is designated as VMIG. When either the long- or short-term aspect of a VRDO is not rated, that piece is designated NR, e.g., Aaa/NR or NR/VMIG 1.

          MIG ratings expire at note maturity. By contrast, VMIG rating expirations will be a function of each issue's specific structural or credit features.

          Gradations of investment quality are indicated by rating symbols, with each symbol representing a group in which the quality characteristics are broadly the same.

MIG 1/VMIG 1: This designation denotes superior credit quality. Excellent protection is afforded by established cash flows, highly reliable liquidity support or demonstrated broad-based access to the market for refinancing.

MIG 2/VMIG 2: This designation denotes strong credit quality. Margins of protection are ample although not as large as in the preceding group.

MIG 3/VMIG 3: This designation denotes acceptable credit quality. Liquidity and cash flow protection may be narrow and market access for refinancing is likely to be less well established.

SG: This designation denotes speculative-grade credit quality. Debt instruments in this category may lack sufficient margins of protection.


           STANDARD & POOR'S LONG-TERM CORPORATE AND MUNICIPAL RATINGS

         Issue credit ratings are based in varying degrees, on the following considerations: likelihood of payment - capacity and willingness of the obligor to meet its financial commitment on an obligation in accordance with the terms of the obligation; nature of and provisions of the obligation; and protection afforded by, and relative position of, the obligation in the event of bankruptcy, reorganization, or other arrangement under the laws of bankruptcy and other laws affecting creditors' rights.

         The issue ratings definitions are expressed in terms of default risk. As such, they pertain to senior obligations of an entity. Junior obligations are typically rated lower than senior obligations, to reflect the lower priority in bankruptcy, as noted above.

         S&P describes its ratings for corporate and municipal bonds as follows:

AAA: Debt rated AAA has the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

AA: Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the highest rated issues only in a small degree.

A: Debt rated A has a strong capacity to meet its financial commitments although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB: Debt rated BBB exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to meet its financial commitment on the obligation.

BB-B-CCC-CC-C: Debt rated BB, B, CCC, CC and C is regarded as having significant speculative characteristics with respect to capacity to pay interest and repay principal. BB indicates the least degree of speculation and C the highest. While such debt will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

NR: Not Rated.


                                S&P DUAL RATINGS

         S&P assigns "dual" ratings to all debt issues that have a put option or demand feature as part of their structure.

         The first rating addresses the likelihood of repayment of principal and interest as due, and the second rating addresses only the demand feature. The long-term debt rating symbols are used for bonds to denote the long-term maturity and the commercial paper rating symbols for the put option (for example, AAA/A-1+). With short-term demand debt, the note rating symbols are used with the commercial paper rating symbols (for example, SP-1+/A-1+).


                          S&P COMMERCIAL PAPER RATINGS

          An S&P commercial paper rating is a current assessment of the likelihood of timely payment of debt having an original maturity of no more than 365 days.

          These categories are as follows:

A-1: This highest category indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation.

A-2: Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated A-1.

A-3: Issues carrying this designation have adequate capacity for timely payment. They are, however, more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations.

B: Issues rated 'B' are regarded as having only speculative capacity for timely payment.

C: This rating is assigned to short-term debt obligations with a doubtful capacity for payment.

D: Debt rated 'D' is in payment default. The 'D' rating category is used when interest payments or principal payments are not made on the date due, even if the applicable grace period has not expired, unless Standard & Poor's believes such payments will be made during such grace period.


                        S&P SHORT-TERM MUNICIPAL RATINGS

          An S&P note rating reflect the liquidity factors and market-access risks unique to notes. Notes due in three years or less will likely receive a note rating. Notes maturing beyond three years will most likely receive a long-term debt rating. The following criteria will be used in making that assessment: amortization schedule (the larger the final maturity relative to other maturities, the more likely it will be treated as a note); and source of payment (the more dependant the issue is on the market for its refinancing, the more likely it will be treated as a note).

          Note rating symbols are as follows:

SP-1: Strong capacity to pay principal and interest. An issue determined to possess a very strong capacity to pay debt service is given a plus (+) designation.

SP-2: Satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.

SP-3: Speculative capacity to pay principal and interest.

                         FITCH LONG-TERM CREDIT RATINGS

         Fitch Ratings provides an opinion on the ability of an entity or of a securities issue to meet financial commitments, such as interest, preferred dividends, or repayment of principal, on a timely basis. These credit ratings apply to a variety of entities and issues, including but not limited to sovereigns, governments, structured financings, and corporations; debt, preferred/preference stock, bank loans, and counterparties; as well as the financial strength of insurance companies and financial guarantors.

         Credit ratings are used by investors as indications of the likelihood of getting their money back in accordance with the terms on which they invested. Thus, the use of credit ratings defines their function: "investment grade" ratings (international Long-term 'AAA' - 'BBB' categories; Short-term 'F1' - 'F3') indicate a relatively low probability of default, while those in the "speculative" or "non-investment grade" categories (international Long-term 'BB'
- 'D'; Short-term 'B' - 'D') either signal a higher probability of default or that a default has already occurred. Ratings imply no specific prediction of default probability. However, for example, it is relevant to note that over the long term, defaults on 'AAA' rated U.S. corporate bonds have averaged less than 0.10% per annum, while the equivalent rate for 'BBB' rated bonds was 0.35%, and for 'B' rated bonds, 3.0%.

         Fitch ratings do not reflect any credit enhancement that may be provided by insurance policies or financial guaranties unless otherwise indicated.

         Entities or issues carrying the same rating are of similar but not necessarily identical credit quality since the rating categories do not fully reflect small differences in the degrees of credit risk.

         Fitch credit and research are not recommendations to buy, sell or hold any security. Ratings do not comment on the adequacy of market price, the suitability of any security for a particular investor, or the tax-exempt nature of taxability of payments of any security.

         The ratings are based on information obtained from issuers, other obligors, underwriters, their experts, and other sources Fitch Ratings believes to be reliable. Fitch Ratings does not audit or verify the truth or accuracy of such information. Ratings may be changed or withdrawn as a result of changes in, or the unavailability of, information or for other reasons.

         Our program ratings relate only to standard issues made under the program concerned; it should not be assumed that these ratings apply to every issue made under the program. In particular, in the case of non-standard issues, i.e., those that are linked to the credit of a third party or linked to the performance of an index, ratings of these issues may deviate from the applicable program rating.

         Credit ratings do not directly address any risk other than credit risk. In particular, these ratings do not deal with the risk of loss due to changes in market interest rates and other market considerations.

AAA: Bonds considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong capacity for timely payment of financial commitments, which is unlikely to be affected by foreseeable events.

AA: Bonds considered to be investment grade and of very high credit quality. The obligor has a very strong capacity for timely payment of financial commitments which is not significantly vulnerable to foreseeable events.

A: Bonds considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

BBB: Bonds considered to be investment grade and of good credit quality. The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances are more likely to impair this capacity.

PLUS (+) MINUS (-): Plus and minus signs are used with a rating symbol to indicate the relative position of a credit within the rating category. Plus and minus signs, however, are not used in the "AAA" category.

NR:  Indicates that Fitch does not rate the specific issue.

WITHDRAWN: A rating will be withdrawn when an issue matures or is called or refinanced and at Fitch's discretion, when Fitch Ratings deems the amount of information available to be inadequate for ratings purposes.

RATINGWATCH: Ratings are placed on RatingWatch to notify investors that there is a reasonable possibility of a rating change and the likely direction of such change. These are designated as "Positive," indicating a potential upgrade, "Negative," for potential downgrade, or "Evolving," if ratings may be raised, lowered or maintained. RatingWatch is typically resolved over a relatively short period.


                      FITCH SPECULATIVE GRADE BOND RATINGS

BB: Bonds are considered speculative. There is a possibility of credit risk developing, particularly as the result of adverse economic changes over time. However, business and financial alternatives may be available to allow financial commitments to be met.

B: Bonds are considered highly speculative. Significant credit risk is present but a limited margin of safety remains. While bonds in this class are currently meeting financial commitments, the capacity for continued payment is contingent upon a sustained, favorable business and economic environment.

CCC: Default is a real possibility. Capacity for meeting financial commitments is solely reliant upon sustained, favorable business or economic developments.

CC: Default of some kind appears probable.

C: Bonds are in imminent default in payment of interest or principal.

DDD, DD, AND D: Bonds are in default on interest and/or principal payments. Such bonds are extremely speculative and are valued on the basis of their prospects for achieving partial or full recovery value in liquidation or reorganization of the obligor. "DDD" represents the highest potential for recovery on these bonds, and "D" represents the lowest potential for recovery.

PLUS (+) MINUS (-): Plus and minus signs are used with a rating symbol to indicate the relative position of a credit within the rating category. Plus and minus signs, however, are not used in categories below CCC.


                         FITCH SHORT-TERM CREDIT RATINGS

          The following ratings scale applies to foreign currency and local currency ratings. A Short-term rating has a time horizon of less than 12 months for most obligations, or up to three years for U.S. public finance securities, and thus places greater emphasis on the liquidity necessary to meet financial commitments in a timely manner.

F-1+: Exceptionally Strong Credit Quality. Issues assigned this rating are regarded as having the strongest degree of assurance for timely payment.

F-1: Very Strong Credit Quality. Issues assigned this rating reflect an assurance of timely payment only slightly less in degree than issues rated "F-1+."

F-2: Good Credit Quality. Issues assigned this rating have a satisfactory degree of assurance for timely payment, but the margin of safety is not as great as in the case of the higher ratings.

F-3: Fair Credit Quality. Issues assigned this rating have characteristics suggesting that the degree of assurance for timely payment is adequate, however, near-term adverse changes could result in a reduction to non-investment grade.

B: Speculative. Minimal capacity for timely payment of financial commitments, plus vulnerability to near-term adverse changes in financial and economic conditions.

C: High default risk. Default is a real possibility. Capacity for meeting financial commitments is solely reliant upon a sustained, favorable business and economic environment.

D: Default. Issues assigned this rating are in actual or imminent payment default.

                                   APPENDIX B
                              TRUSTEES AND OFFICERS

                               As of July 31, 2004
================================================================================

The address of each trustee and officer is 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173. Each trustee oversees 114 portfolios in the AIM Funds. The trustees serve for the life of the Trust, subject to their earlier death, incapacitation, resignation, retirement or removal as more specifically provided in the Trust's organizational documents. Column two below includes length of time served with predecessor entities, if any.



                                   TRUSTEE
                                   AND/OR
    NAME, YEAR OF BIRTH AND        OFFICER                                                        OTHER TRUSTEESHIP(s)
POSITION(s) HELD WITH THE TRUST    SINCE        PRINCIPAL OCCUPATION(s) DURING PAST 5 YEARS         HELD BY TRUSTEE
--------------------------------   -------   -------------------------------------------------    ---------------------
INTERESTED PERSONS

                                    1988     Director and Chairman, A I M Management Group        None
Robert H. Graham(1) --  1946                 Inc. (financial services holding company);
Trustee, President and Vice                  Director and Vice Chairman, AMVESCAP PLC and
Chair                                        Chairman of AMVESCAP PLC - AIM Division (parent
                                             of AIM and a global investment management firm)

                                             Formerly:  President and Chief Executive
                                             Officer, A I M Management Group Inc.; Director,
                                             Chairman and President, A I M Advisors, Inc.
                                             (registered investment advisor); Director and
                                             Chairman, A I M Capital Management, Inc.
                                             (registered investment advisor), A I M
                                             Distributors, Inc. (registered broker dealer),
                                             AIM Investment Services, Inc. (registered
                                             transfer agent), and Fund Management Company
                                             (registered broker dealer); and Chief Executive
                                             Officer, AMVESCAP PLC - Managed Products

                                    2003     Director, President and Chief Executive Officer,     None
Mark H. Williamson(2) -- 1951                A I M Management Group Inc. (financial services
Trustee and Executive Vice                   holding company); Director, Chairman and
President                                    President, A I M Advisors, Inc. (registered
                                             investment advisor); Director, A I M Capital
                                             Management, Inc. (registered investment advisor)
                                             and A I M Distributors, Inc. (registered broker
                                             dealer); Director and Chairman, AIM Investment
                                             Services, Inc. (registered transfer agent), Fund
                                             Management Company (registered broker dealer);
                                             and INVESCO Distributors, Inc. (registered
                                             broker dealer); and Chief Executive Officer,
                                             AMVESCAP PLC - AIM Division (parent of AIM and a
                                             global investment management firm)

                                             Formerly: Director, Chairman, President and
                                             Chief Executive Officer, INVESCO Funds Group,


--------
1 Mr. Graham is considered an interested person of the Trust because he is a director of AMVESCAP PLC, parent of the advisor to the Trust. Prior to October 4, 2004, Mr. Graham served as Chairman of the Board of Trustees of the Trust.

2 Mr. Williamson is considered an interested person of the Trust because he is an officer and a director of the advisor to, and a director of the principal underwriter of, the Trust.

                                   TRUSTEE
                                   AND/OR
    NAME, YEAR OF BIRTH AND        OFFICER                                                        OTHER TRUSTEESHIP(s)
POSITION(s) HELD WITH THE TRUST    SINCE        PRINCIPAL OCCUPATION(s) DURING PAST 5 YEARS         HELD BY TRUSTEE
--------------------------------   -------   -------------------------------------------------    ---------------------
                                             Inc.; President and Chief Executive Officer,
                                             INVESCO Distributors, Inc.; Chief Executive
                                             Officer, AMVESCAP PLC - Managed Products;
                                             Chairman and Chief Executive Officer of
                                             NationsBanc Advisors, Inc.; and Chairman of
                                             NationsBanc Investments, Inc.

INDEPENDENT TRUSTEES

Bruce L. Crockett(3) -- 1944        1992     Chairman, Crockett Technology Associates             ACE Limited
Trustee and Chair                            (technology consulting company)                      (insurance company);
                                                                                                  and Captaris, Inc.
                                                                                                  (unified messaging
                                                                                                  provider)

Bob R. Baker - 1936                 2003     Retired                                              None
Trustee
                                             Formerly:  President and Chief Executive
                                             Officer, AMC Cancer Research Center; and
                                             Chairman and Chief Executive Officer, First
                                             Columbia Financial Corporation

Frank S. Bayley -- 1939             2001     Retired                                              Badgley Funds, Inc.
Trustee                                      Formerly:  Partner, law firm of Baker & McKenzie     (registered
                                                                                                  investment company)

James T. Bunch - 1942               2003     Co-President and Founder, Green, Manning & Bunch     None
Trustee                                      Ltd., (investment banking firm); and Director,
                                             Policy Studies, Inc. and Van Gilder Insurance
                                             Corporation

Albert R. Dowden -- 1941            2000     Director of a number of public and private           Cortland Trust, Inc.
Trustee                                      business corporations, including the Boss Group,     (Chairman)
                                             Ltd. (private investment and management) and         (registered
                                             Magellan Insurance Company                           investment company);
                                             Formerly:  Director, President and Chief             Annuity and Life Re
                                             Executive Officer, Volvo Group North America,        (Holdings), Ltd.
                                             Inc.; Senior Vice President, AB Volvo; and           (insurance company)
                                             director of various affiliated Volvo companies

Edward K. Dunn, Jr. -- 1935         1998     Retired                                              None
Trustee
                                             Formerly: Chairman, Mercantile Mortgage Corp.;
                                             President and Chief Operating Officer,
                                             Mercantile-Safe Deposit & Trust Co.; and
                                             President, Mercantile Bankshares Corp.


--------
3 Mr. Crockett was elected Chair of the Board of Trustees of the Trust effective October 4, 2004.

                                   TRUSTEE
                                   AND/OR
    NAME, YEAR OF BIRTH AND        OFFICER                                                        OTHER TRUSTEESHIP(s)
POSITION(s) HELD WITH THE TRUST    SINCE        PRINCIPAL OCCUPATION(s) DURING PAST 5 YEARS         HELD BY TRUSTEE
--------------------------------   -------   -------------------------------------------------    ---------------------
Jack M. Fields -- 1952             1997      Chief Executive Officer, Twenty First Century        Administaff; and
Trustee                                      Group, Inc. (government affairs company) and         Discovery Global
                                             Texana Timber LP (sustainable forestry company)      Education Fund
                                                                                                  (non-profit)

Carl Frischling -- 1937            1990      Partner, law firm of Kramer Levin Naftalis and       Cortland Trust, Inc.
Trustee                                      Frankel LLP                                          (registered
                                                                                                  investment company)

Gerald J. Lewis -- 1933            2003      Chairman, Lawsuit Resolution Services (San           General Chemical
Trustee                                      Diego, California)                                   Group, Inc.

                                             Formerly:  Associate Justice of the California
                                             Court of Appeals

Prema Mathai-Davis -- 1950         1998      Formerly: Chief Executive Officer, YWCA of the       None
Trustee                                      USA

Lewis F. Pennock -- 1942           1988      Partner, law firm of Pennock & Cooper                None
Trustee

Ruth H. Quigley -- 1935            2001      Retired                                              None
Trustee

Louis S. Sklar(4) -- 1939          1990      Executive Vice President, Development and            None
Trustee                                      Operations, Hines Interests Limited Partnership
                                             (real estate development company)

Larry Soll - 1942                  2003      Retired                                              None
Trustee




--------
4        Mr. Sklar retired effective December 31, 2004.

                                   TRUSTEE
                                   AND/OR
    NAME, YEAR OF BIRTH AND        OFFICER                                                        OTHER TRUSTEESHIP(s)
POSITION(s) HELD WITH THE TRUST    SINCE        PRINCIPAL OCCUPATION(s) DURING PAST 5 YEARS         HELD BY TRUSTEE
--------------------------------   -------   -------------------------------------------------    ---------------------
OTHER OFFICERS

                                   2004      Senior Vice President, A I M Management Group        N/A
Lisa O. Brinkley(5) -- 1959                  Inc. (financial services holding company) and
Senior Vice President and                    Senior Vice President and Chief Compliance
Chief Compliance Officer                     Officer of A I M Advisors, Inc.; Vice President
                                             and Chief Compliance Officer of A I M Capital
                                             Management, Inc. and A I M Distributors, Inc.;
                                             Vice President of AIM Investment Services, Inc.,
                                             Fund Management Company and A I M Distributors,
                                             Inc.

                                             Formerly:  Senior Vice President and Compliance
                                             Director, Delaware Investments Family of Funds;
                                             and Chief Compliance Officer, A I M
                                             Distributors, Inc.

                                   2003      Director, Senior Vice President, Secretary and       N/A
Kevin M. Carome - 1956                       General Counsel, A I M Management Group Inc.
Senior Vice President,                       (financial services holding company) and A I M
Chief Legal Officer and                      Advisors, Inc.; Director and Vice President,
Secretary                                    INVESCO Distributors, Inc.; Vice President, A I
                                             M Capital Management, Inc. and AIM Investment
                                             Services, Inc.; and Director, Vice President and
                                             General Counsel, Fund Management Company; and
                                             Senior Vice President, A I M Distributors, Inc.

                                             Formerly:  Senior Vice President and General
                                             Counsel, Liberty Financial Companies, Inc.; and
                                             Senior Vice President and General Counsel,
                                             Liberty Funds Group, LLC; and Vice President,
                                             A I M Distributors, Inc.

Robert G. Alley - 1948             2004      Managing Director, Chief Fixed Income Officer        N/A
Vice President                               and Senior Investment Officer, A I M Capital
                                             Management, Inc. and Vice President, A I M
                                             Advisors, Inc.

                                   2002      Managing Director and Director of Money Market       N/A
Stuart W. Coco -- 1955                       Research and Special Projects, A I M Capital
Vice President                               Management, Inc.; and Vice President, A I M
                                             Advisors, Inc.

                                   2004      Vice President and Fund Treasurer, A I M             N/A
Sidney M. Dilgren -- 1961                    Advisors, Inc.
Vice President and Treasurer
                                             Formerly:  Senior Vice President, AIM Investment
                                             Services, Inc. and Vice President, A I M
                                             Distributors, Inc.




--------
5 Ms. Brinkley was elected Senior Vice President and Chief Compliance Officer of the Trust effective September 20, 2004.

                                   TRUSTEE
                                   AND/OR
    NAME, YEAR OF BIRTH AND        OFFICER                                                        OTHER TRUSTEESHIP(s)
POSITION(s) HELD WITH THE TRUST    SINCE        PRINCIPAL OCCUPATION(s) DURING PAST 5 YEARS         HELD BY TRUSTEE
--------------------------------   -------   -------------------------------------------------    ---------------------
                                   1992      Director of Cash Management, Managing Director       NA
Karen Dunn Kelley -- 1960                    and Chief Cash Management Officer, A I M Capital
Vice President                               Management, Inc., Director and President, Fund
                                             Management Company; and Vice President, A I M
                                             Advisors, Inc.

                                   2002      Director and Executive Vice President, A I M         N/A
Edgar M. Larsen(6)-- 1940                    Management Group Inc.; Director and Senior Vice
Vice President                               President, A I M Advisors, Inc.; and Director,
                                             Chairman, President, Director of Investments,
                                             Chief Executive Officer and Chief Investment
                                             Officer, A I M Capital Management, Inc.



--------
6        Mr. Larsen retired effective December 31, 2004.

            TRUSTEE OWNERSHIP OF FUND SHARES AS OF DECEMBER 31, 2004



                                                                                  AGGREGATE DOLLAR RANGE OF EQUITY
                                                                                     SECURITIES IN ALL REGISTERED
                                                                                    INVESTMENT COMPANIES OVERSEEN
                                    DOLLAR RANGE OF EQUITY SECURITIES                      BY TRUSTEE IN
     NAME OF TRUSTEE                              PER FUND                           THE AIM FAMILY OF FUNDS--Registered Trademark--
--------------------------- --------------------------------------------------- ----------------------------------------------------
Robert H. Graham            High Yield                     [$             ]                      [   ]
                            Limited Maturity Treasury      [              ]
                            Municipal Bond                 [              ]

Mark H. Williamson                          [   ]                                                [   ]

Bob R. Baker                High Yield                         [$         ]                      [   ]
                            Income                             [$         ]
                            Intermediate Government            [$         ]
                            Money Market                       [$         ]
                            Municipal Bond                     [$         ]
                            Real Estate                        [$         ]

Frank S. Bayley             Income                              [$        ]                      [$  ]

James T. Bunch              High Yield                          [$        ]                      [   ]
                            Income                              [$        ]
                            Intermediate Government             [$        ]
                            Money Market                        [$        ]
                            Municipal Bond                      [$        ]
                            Real Estate                         [$        ]

Bruce L. Crockett                           [   ]                                                [$  ](7)

Albert R. Dowden            High Yield                          [$        ]                      [   ]

Edward K. Dunn, Jr.         High Yield                          [$        ]                      [(7)]
                            Money Market                        [         ]

Jack M. Fields                              [   ]                                                [(7)]

Carl Frischling             High Yield                          [$        ]                      [(7)]


----------
7 Includes the total amount of compensation deferred by the trustee at his or her election pursuant to a deferred compensation plan. Such deferred compensation is placed in a deferral account and deemed to be invested in one or more of the AIM Funds.

                                                                                  AGGREGATE DOLLAR RANGE OF EQUITY
                                                                                     SECURITIES IN ALL REGISTERED
                                                                                    INVESTMENT COMPANIES OVERSEEN
                                    DOLLAR RANGE OF EQUITY SECURITIES                      BY TRUSTEE IN
     NAME OF TRUSTEE                              PER FUND                           THE AIM FAMILY OF FUNDS--Registered Trademark--
--------------------------- --------------------------------------------------- ----------------------------------------------------
Gerald J. Lewis             High Yield                          [$        ]                      [$   ]
                            Income                              [$        ]
                            Intermediate Government             [$        ]
                            Money Market                        [$        ]
                            Municipal Bond                      [$        ]
                            Real Estate                         [$        ]

Prema Mathai-Davis                               [   ]                                           [$(7)]

Lewis F. Pennock            High Yield                          [$        ]                      [$   ]

Ruth H. Quigley                                  [   ]                                           [$   ]

Larry Soll                  High Yield                          [$        ]                      [ (7)]
                            Income                              [$        ]
                            Intermediate Government             [$        ]
                            Money Market                        [$        ]
                            Municipal Bond                      [$        ]
                            Real Estate                         [$        ]


----------

7 Includes the total amount of compensation deferred by the trustee at his or her election pursuant to a deferred compensation plan. Such deferred compensation is placed in a deferral account and deemed to be invested in one or more of the AIM Funds.

                                   APPENDIX C

                           TRUSTEES COMPENSATION TABLE



         Set forth below is information regarding compensation paid or accrued for each trustee of the Trust who was not affiliated with AIM during the year ended December 31, 2004:




                                                              RETIREMENT         ESTIMATED
                                            AGGREGATE          BENEFITS            ANNUAL              TOTAL
                                        COMPENSATION FROM       ACCRUED           BENEFITS          COMPENSATION
                                               THE              BY ALL              UPON            FROM ALL AIM
                    TRUSTEE                  TRUST(1)        AIM FUNDS(2)       RETIREMENT(3)          FUNDS(4)
         ------------------------------ ------------------- ---------------- ------------------ ---------------------
         Bob R. Baker(5)                $                   $                $                  $

         Frank S. Bayley

         James T. Bunch(5)

         Bruce L. Crockett

         Albert R. Dowden

         Edward K. Dunn, Jr.

         Jack M. Fields

         Carl Frischling(6)

         Gerald J. Lewis(5)

         Prema Mathai-Davis

         Lewis F. Pennock

         Ruth H. Quigley

         Louis S. Sklar(7)

         Larry Soll(5)


(1) Amounts shown are based on the fiscal year ended July 31, 2004. The total amount of compensation deferred by all trustees of the Trust during the fiscal year ended July 31, 2004, including earnings, was $44,349.

(2) During the fiscal year ended July 31, 2004, the total amount of expenses allocated to the Trust in respect of such retirement benefits was $37,831.


(3) These amounts represent the estimated annual benefits payable by the AIM Funds upon the trustee's retirement and assumes each trustee serves until his or her normal retirement date.


(4) All trustees currently serve as trustees of nineteen registered investment companies advised by AIM.

(5) Messrs. Baker, Bunch and Lewis and Dr. Soll were elected as trustees of the Trust on October 21, 2003.

(6) During the fiscal year ended July 31, 2004, the Trust paid $53,351 in legal fees to Kramer Levin Naftalis & Frankel LLP for services rendered by such firm as counsel to the independent trustees of the Trust. Mr. Frischling is a partner of such firm.


(7)  Mr. Sklar retired effective December 31, 2004.

                                   APPENDIX D

                          PROXY POLICIES AND PROCEDURES

                         (as amended September 16, 2004)


A.    PROXY POLICIES
      Each of A I M Advisors, Inc., A I M Capital Management, Inc., AIM Private Asset Management, Inc. and AIM Alternative Asset Management Company (each an "AIM Advisor" and collectively "AIM") has the fiduciary obligation to, at all times, make the economic best interest of advisory clients the sole consideration when voting proxies of companies held in client accounts. As a general rule, each AIM Advisor shall vote against any actions that would reduce the rights or options of shareholders, reduce shareholder influence over the board of directors and management, reduce the alignment of interests between management and shareholders, or reduce the value of shareholders' investments. At the same time, AIM believes in supporting the management of companies in which it invests, and will accord proper weight to the positions of a company's board of directors, and the AIM portfolio managers who chose to invest in the companies. Therefore, on most issues, our votes have been cast in accordance with the recommendations of the company's board of directors, and we do not currently expect that trend to change. Although AIM's proxy voting policies are stated below, AIM's proxy committee considers all relevant facts and circumstances, and retains the right to vote proxies as deemed appropriate.

      I.   BOARDS OF DIRECTORS

           A board that has at least a majority of independent directors is integral to good corporate governance. Key board committees, including audit, compensation and nominating committees, should be completely independent.

           There are some actions by directors that should result in votes being withheld. These instances include directors who:

           o Are not independent directors and (a) sit on the board's audit, compensation or nominating committee, or (b) sit on a board where the majority of the board is not independent;

           o Attend less than 75 percent of the board and committee meetings without a valid excuse;

           o   Implement or renew a dead-hand or modified dead-hand poison pill;

           o   Sit on the boards of an excessive number of companies;

           o Enacted egregious corporate governance or other policies or failed to replace management as appropriate;

           o Have failed to act on takeover offers where the majority of the shareholders have tendered their shares; or

           o Ignore a shareholder proposal that is approved by a majority of the shares outstanding.

           Votes in a contested election of directors must be evaluated on a case-by-case basis, considering the following factors:

           o Long-term financial performance of the target company relative to its industry;

           o   Management's track record;

           o   Portfolio manager's assessment;

           o   Qualifications of director nominees (both slates);

           o Evaluation of what each side is offering shareholders as well as the likelihood that the proposed objectives and goals can be met; and

           o   Background to the proxy contest.

      II.  INDEPENDENT AUDITORS

           A company should limit its relationship with its auditors to the audit engagement, and certain closely related activities that do not, in the aggregate, raise an appearance of impaired independence. We will support the reappointment of the company's auditors unless:

           o It is not clear that the auditors will be able to fulfill their function;

           o There is reason to believe the independent auditors have rendered an opinion that is neither accurate nor indicative of the company's financial position; or

           o The auditors have a significant professional or personal relationship with the issuer that compromises the auditors' independence.

      III. COMPENSATION PROGRAMS

           Appropriately designed equity-based compensation plans, approved by shareholders, can be an effective way to align the interests of long-term shareholders and the interests of management, employees and directors. Plans should not substantially dilute shareholders' ownership interests in the company, provide participants with excessive awards or have objectionable structural features. We will consider all incentives, awards and compensation, and compare them to a company-specific adjusted allowable dilution cap and a weighted average estimate of shareholder wealth transfer and voting power dilution.

           o We will generally vote against equity-based plans where the total dilution (including all equity-based plans) is excessive.

           o We will support the use of employee stock purchase plans to increase company stock ownership by employees, provided that shares purchased under the plan are acquired for no less than 85% of their market value.

           o We will vote against plans that have any of the following structural features: ability to re-price underwater options without shareholder approval, ability to issue options with an exercise price below the stock's current market price, ability to issue reload options, or automatic share replenishment ("evergreen") feature.

           o We will vote for proposals to reprice options if there is a value-for-value (rather than a share-for-share) exchange.

           o We will generally support the board's discretion to determine and grant appropriate cash compensation and severance packages.

      IV.  CORPORATE MATTERS

           We will review management proposals relating to changes to capital structure, reincorporation, restructuring and mergers and acquisitions on a case by case basis, considering the impact of the changes on corporate governance and shareholder rights, anticipated financial and operating benefits, portfolio manager views, level of dilution, and a company's industry and performance in terms of shareholder returns.

           o We will vote for merger and acquisition proposals that the proxy committee and relevant portfolio managers believe, based on their review of the materials, will result in financial and operating benefits, have a fair offer price, have favorable prospects for the combined companies, and will not have a negative impact on corporate governance or shareholder rights.

           o We will vote against proposals to increase the number of authorized shares of any class of stock that has superior voting rights to another class of stock.

           o We will vote for proposals to increase common share authorization for a stock split, provided that the increase in authorized shares would not result in excessive dilution given a company's industry and performance in terms of shareholder returns.

           o We will vote for proposals to institute open-market share repurchase plans in which all shareholders participate on an equal basis.

      V.   SHAREHOLDER PROPOSALS

           Shareholder proposals can be extremely complex, and the impact on share value can rarely be anticipated with any high degree of confidence. The proxy committee reviews shareholder proposals on a case-by-case basis, giving careful consideration to such factors as: the proposal's impact on the company's short-term and long-term share value, its effect on the company's reputation, the economic effect of the proposal, industry and regional norms applicable to the company, the company's overall corporate governance provisions, and the reasonableness of the request.

           o We will generally abstain from shareholder social and environmental proposals.

           o We will generally support the board's discretion regarding shareholder proposals that involve ordinary business practices.

           o We will generally vote for shareholder proposals that are designed to protect shareholder rights if the company's corporate governance standards indicate that such additional protections are warranted.

           o We will generally vote for proposals to lower barriers to shareholder action.

           o We will generally vote for proposals to subject shareholder rights plans to a shareholder vote. In evaluating these plans, we give favorable consideration to the presence of "TIDE" provisions (short-term sunset provisions, qualified bid/permitted offer provisions, and/or mandatory review by a committee of independent directors at least every three years).

      VI.  OTHER

           o We will vote against any proposal where the proxy materials lack sufficient information upon which to base an informed decision.

           o We will vote against any proposals to authorize the proxy to conduct any other business that is not described in the proxy statement.

           o We will vote any matters not specifically covered by these proxy policies and procedures in the economic best interest of advisory clients.

           AIM's proxy policies, and the procedures noted below, may be amended from time to time.

B.    PROXY COMMITTEE PROCEDURES

      The proxy committee currently consists of representatives from the Legal and Compliance Department, the Investments Department and the Finance Department.

      The committee members review detailed reports analyzing the proxy issues and have access to proxy statements and annual reports. Committee members may also speak to management of a company regarding proxy issues and should share relevant considerations with the proxy committee. The committee then discusses the issues and determines the vote. The committee shall give appropriate and significant weight to portfolio managers' views regarding a proposal's impact on shareholders. A proxy committee meeting requires a quorum of three committee members, voting in person or by e-mail.

      AIM's proxy committee shall consider its fiduciary responsibility to all clients when addressing proxy issues and vote accordingly. The proxy committee may enlist the services of reputable outside professionals and/or proxy evaluation services, such as Institutional Shareholder Services or any of its subsidiaries ("ISS"), to assist with the analysis of voting issues and/or to carry out the actual voting process. To the extent the services of ISS or another provider are used, the proxy committee shall periodically review the policies of that provider. The proxy committee shall prepare a report for the Funds' Board of Trustees on a periodic basis regarding issues where AIM's votes do not follow the recommendation of ISS or another provider because AIM's proxy policies differ from those of such provider.

      In addition to the foregoing, the following shall be strictly adhered to unless contrary action receives the prior approval of the Funds' Board of
      Trustees:

      1. Other than by voting proxies and participating in Creditors' committees, AIM shall not engage in conduct that involves an attempt to change or influence the control of a company.

      2. AIM will not publicly announce its voting intentions and the reasons therefore.

      3. AIM shall not participate in a proxy solicitation or otherwise seek proxy-voting authority from any other public company shareholder.

      4. All communications regarding proxy issues between the proxy committee and companies or their agents, or with fellow shareholders shall be for the sole purpose of expressing and discussing AIM's concerns for its advisory clients' interests and not for an attempt to influence or control management.

C.    BUSINESS/DISASTER RECOVERY

      If the proxy committee is unable to meet due to a temporary business interruption, such as a power outage, a sub-committee of the proxy committee may vote proxies in accordance with the policies stated herein. If the sub-committee of the proxy committee is not able to vote proxies, the sub-committee shall authorize ISS to vote proxies by default in accordance with ISS' proxy policies and procedures, which may vary slightly from AIM's.

D.    RESTRICTIONS AFFECTING VOTING

      If a country's laws allow a company in that country to block the sale of the company's shares by a shareholder in advance of a shareholder meeting, AIM will not vote in shareholder meetings held in that country, unless the company represents that it will not block the sale of its shares in connection with the meeting. Administrative or other procedures, such as securities lending, may also cause AIM to refrain from voting. Although AIM considers proxy voting to be an important shareholder right, the proxy committee will not impede a portfolio manager's ability to trade in a stock in order to vote at a shareholder meeting.

E.    CONFLICTS OF INTEREST

      The proxy committee reviews each proxy to assess the extent to which there may be a material conflict between AIM's interests and those of advisory clients. A potential conflict of interest situation may include where AIM or an affiliate manages assets for, administers an employee benefit plan for, provides other financial products or services to, or otherwise has a material business relationship with, a company whose management is soliciting proxies, and failure to vote proxies in favor of management of the company may harm AIM's relationship with the company. In order to avoid even the appearance of impropriety, the proxy committee will not take AIM's relationship with the company into account, and will vote the company's proxies in the best interest of the advisory clients, in accordance with these proxy policies and procedures.

      In the event that AIM's proxy policies and voting record do not guide the proxy committee's vote in a situation where a conflict of interest exists, the proxy committee will vote the proxy in the best interest of the advisory clients, and will provide information regarding the issue to the Funds' Board of Trustees in the next quarterly report.

      To the extent that a committee member has any conflict of interest with respect to a company or an issue presented, that committee member should inform the proxy committee of such conflict and abstain from voting on that company or issue.

F.    FUND OF FUNDS

      When an AIM Fund that invests in another AIM Fund(s) has the right to vote on the proxy of the underlying AIM Fund, AIM will seek guidance from the Board of Trustees of the investing AIM Fund on how to vote such proxy.

         The Proxy Voting Policies applicable to AIM Global Real Estate Fund and AIM Real Estate Fund follow:


                                 GENERAL POLICY

         INVESCO Institutional (NA), Inc. and its wholly-owned subsidiaries, and INVESCO Global Asset Management (N.A.), Inc. ("INVESCO") each has responsibility for making investment decisions that are in the best interest of its clients. As part of the investment management services it provides to clients, INVESCO may be authorized by clients to vote proxies appurtenant to the shares for which the clients are beneficial owners.

         As a fiduciary, INVESCO believes that it has a duty to manage clients' assets solely in the best interest of the clients and that the ability to vote proxies is a client asset. Accordingly, INVESCO has a duty to vote proxies in a manner in which it believes will add value to the client's investment.

         INVESCO is regulated by various state and federal laws, such as the Investment Advisers Act of 1940, the Investment Company Act of 1940, and the Employee Retirement Income Security Act of 1974 ("ERISA"). Because there may be different proxy voting standards for ERISA and non-ERISA clients, INVESCO's policy is to apply the proxy voting policies and procedures described herein to all of its clients. Any discussion herein which refers to an ERISA or non-ERISA situation is used for reference only.

         INVESCO may amend its proxy policies and procedures from time to time without prior notice to its clients.


                                   BACKGROUND

         ERISA fiduciary standards relating to proxy voting have not been interpreted until more recent times.

         Due to the large number of mergers and acquisitions in the 1980s and the growing importance of institutional investors in the equity markets, the Department of Labor ("DOL"), which enforces fiduciary standards for ERISA plan sponsors and managers, took the position that the right to vote shares of stock owned by a pension plan is, in itself, an asset of the plan. Thus, the "Wall Street Rule" of "vote with management (or abstain from voting) or sell the stock" was under scrutiny.

         In 1988, the DOL stated, in the "Avon Letter", that the fiduciary act of managing plan assets that are shares of corporate stock includes the voting of proxies appurtenant to those shares of stock. Accordingly, where the authority to manage plan assets has been delegated to an investment manager pursuant to ERISA, no person other than the investment manager has authority to vote proxies appurtenant to such plan assets, except to the extent the named fiduciary has reserved to itself the right to direct a plan trustee regarding the voting of proxies.

         In 1990, in the "Monks Letter", the DOL stated that an ERISA violation would occur if the investment manager is explicitly or implicitly assigned the authority to vote proxies appurtenant to certain plan-owned stock and the named fiduciary, trustee or any person other than the investment manager makes the decision on how to vote the same proxies. Thus, according to the DOL, if the investment management contract expressly provides that the investment manager is not required to vote proxies, but does not expressly preclude the investment manager from voting the relevant proxies, the investment manager would have the exclusive fiduciary responsibility for voting the proxies. In contrast, the DOL pointed out that if either the plan document or the investment management contract expressly precludes the investment manager from voting proxies, the responsibility for voting proxies lies exclusively with the trustee.

         In 1994, in its Interpretive Bulletin 94-2 ("94-2"), the DOL reiterated and supplemented the Avon and Monks Letters. In addition, 94-2 extended the principles put forth in the Avon and Monks Letters to voting of proxies on shares of foreign corporations. However, the DOL recognized that the cost of exercising a vote on a particular proxy proposal could exceed any benefit that the plan could expect to gain in voting on the proposal. Therefore, the plan fiduciary had to weigh the costs and benefits of voting on proxy proposals relating to foreign securities and make an informed decision with respect to whether voting a given proxy proposal is prudent and solely in the interest of the plan's participants and beneficiaries.

         In January 2003, the Securities and Exchange Commission ("SEC") adopted regulations regarding Proxy Voting by investment advisers (SEC Release No. IA-2106). These regulations required investment advisers to (1) adopt written proxy voting policies and procedures which describe how the adviser addresses material conflicts between its interests and those of its clients with respect to proxy voting and which also addresses how the adviser resolves those conflicts in the bet interest of clients; (2) disclose to clients how they can obtain information from the adviser on how the adviser voted the proxies; and
(3) describe to clients its proxy voting policies and procedure to clients and, upon request, furnish a copy of them to clients.


                               PROXY VOTING POLICY

         Consistent with the fiduciary standards discussed above, INVESCO will vote proxies unless either the named fiduciary (e.g., the plan sponsor) retains in writing the right to direct the plan trustee or a third party to vote proxies or INVESCO determines that any benefit the client might gain from voting a proxy would be outweighed by the costs associated therewith (i.e., foreign proxies). In voting such proxies, INVESCO will act prudently, taking into consideration those factors that may affect the value of the security and will vote such proxies in a manner in which, in its opinion, is in the best interests of clients.


                                 PROXY COMMITTEE

         The INVESCO Proxy Committee will establish guidelines and procedures for voting proxies and will periodically review records on how proxies were voted.

         The Proxy Committee will consist of certain of INVESCO's equity investment professionals and non-equity investment professionals.


                                  PROXY MANAGER

         The Proxy Committee will appoint a Proxy Manager and/or hire a third-party Proxy Agent to analyze proxies, act as a liaison to the Proxy Committee and manage the proxy voting process, which process includes the voting of proxies and the maintenance of appropriate records.

         The Proxy Manager will exercise discretion to vote proxies within the guidelines established by the Proxy Committee. The Proxy Manager will consult with the Proxy Committee in determining how to vote proxies for issues not specifically covered by the proxy voting guidelines adopted by the Proxy Committee or in situations where the Proxy Manager or members of the Committee determine that consultation is prudent.

                              CONFLICTS OF INTEREST

         In effecting our policy of voting proxies in the best interests of our clients, there may be occasions where the voting of such proxies may present an actual or perceived conflict of interest between INVESCO, as the investment manager, and clients.

         Some of these potential conflicts of interest situations include, but are not limited to, (1) where INVESCO (or an affiliate) manage assets, administer employee benefit plans, or provides other financial services or products to companies whose management is soliciting proxies and failure to vote proxies in favor of the management of such a company may harm our (or an affiliate's) relationship with the company; (2) where INVESCO (or an affiliate) may have a business relationship, not with the company, but with a proponent of a proxy proposal and where INVESCO (or an affiliate) may manage assets for the proponent; or (3) where INVESCO (or an affiliate) or any member of the Proxy Committee may have personal or business relationships with participants in proxy contests, corporate directors or candidates for corporate directorships, or where INVESCO (or an affiliate) or any member of the Proxy Committee may have a personal interest in the outcome of a particular matter before shareholders.

         In order to avoid even the appearance of impropriety, in the event that INVESCO (or an affiliate) manages assets for a company, its pension plan, or related entity or where any member of the Proxy Committee has a personal conflict of interest, and where we have invested clients' funds in that company's shares, the Proxy Committee will not take into consideration this relationship and will vote proxies in that company solely in the best interest of all of our clients.

         In addition, members of the Proxy Committee must notify INVESCO's Chief Compliance Officer, with impunity and without fear of retribution or retaliation, of any direct, indirect or perceived improper influence made by anyone within INVESCO or by an affiliated company's representatives with regard to how INVESCO should vote proxies. The Chief Compliance Officer will investigate the allegations and will report his or her findings the INVESCO Management Committee. In the event that it is determined that improper influence was made, the Management Committee will determine the appropriate action to take which may include, but is not limited to, (1) notifying the affiliated company's Chief Executive Officer, its Management Committee or Board of Directors, (2) taking remedial action, if necessary, to correct the result of any improper influence where the clients have been harmed, or (3) notifying the appropriate regulatory agencies of the improper influence and to fully cooperate with these regulatory agencies as required. In all cases, the Proxy Committee shall not take into consideration the improper influence in determining how to vote proxies and will vote proxies solely in the best interest of clients.

         Furthermore, members of the Proxy Committee must advise INVESCO's Chief Compliance Officer and fellow Committee members of any actual or potential conflicts of interest he or she may have with regard to how proxies are to be voted regarding certain companies (e.g., personal security ownership in a company, or personal or business relationships with participants in proxy contests, corporate directors or candidates for corporate directorships). After reviewing such conflict, upon advice from the Chief Compliance Officer, the Committee may require such Committee member to recuse himself or herself from participating in the discussions regarding the proxy vote item and from casting a vote regarding how INVESCO should vote such proxy.


                             PROXY VOTING PROCEDURES

The Proxy Manager will:

    o   Vote proxies;

    o Take reasonable steps to reconcile proxies received by INVESCO and/or a third-party Proxy Agent who administers the vote with shares held in the accounts;

    o Document the vote and rationale for each proxy voted (routine matters are considered to be documented if a proxy is voted in accordance with the Proxy Voting Guidelines established by the Proxy Committee);

    o If requested, provide to clients a report of the proxies voted on their behalf.


                             PROXY VOTING GUIDELINES

The Proxy Committee has adopted the following guidelines in voting proxies:

         I.   CORPORATE GOVERNANCE

              INVESCO will evaluate each proposal separately. However, INVESCO will generally vote FOR a management sponsored proposal unless it believes that adoption of the proposal may have a negative impact on the economic interests of shareholders.

              INVESCO will generally vote FOR

                o   Annual election of directors

                o   Appointment of auditors

                o Indemnification of management or directors or both against negligent or unreasonable action

                o   Confidentiality of voting

                o   Equal access to proxy statements

                o   Cumulative voting

                o   Declassification of Boards

                o   Majority of Independent Directors

              INVESCO will generally vote AGAINST

                o Removal of directors from office only for cause or by a supermajority vote

                o   "Sweeteners" to attract support for proposals

                o   Unequal voting rights proposals ("superstock")

                o   Staggered or classified election of directors

                o Limitation of shareholder rights to remove directors, amend by-laws, call special meetings, nominate directors, or other actions to limit or abolish shareholder rights to act independently such as acting by written consent

                o   Proposals to vote unmarked proxies in favor of management

                o   Proposals to eliminate existing pre-emptive rights

         II.  TAKEOVER DEFENSE AND RELATED ACTIONS

              INVESCO will evaluate each proposal separately. Generally, INVESCO will vote FOR a management sponsored anti-takeover proposal which
              (1) enhances management's bargaining position and (2) when combined with other anti-takeover provisions, including state takeover laws, does not discourage serious offers. INVESCO believes that generally four or more anti-takeover measures, which can only be repealed by a super-majority vote, are considered sufficient to discourage serious offers and therefore should be voted AGAINST.

              INVESCO will generally vote FOR

                o   Fair price provisions

                o Certain increases in authorized shares and/or creation of new classes of common or preferred stock

                o   Proposals to eliminate greenmail provisions

                o   Proposals to eliminate poison pill provisions

                o Proposals to re-evaluate or eliminate in-place "shark repellents"

              INVESCO will generally vote AGAINST

                o Proposals authorizing the company's board of directors to adopt, amend or repeal by-laws without shareholders' approval

                o Proposals authorizing the company's management or board of directors to buy back shares at premium prices without shareholders' approval

         III. COMPENSATION PLANS

              INVESCO will evaluate each proposal separately. INVESCO believes that in order for companies to recruit, promote and retain competent personnel, companies must provide appropriate and competitive compensation plans. INVESCO will generally vote FOR management sponsored compensation plans, which are reasonable, industry competitive and not unduly burdensome to the company in order for the company to recruit, promote and retain competent personnel.

              INVESCO will generally vote FOR

                o   Stock option plans and/or stock appreciation right plans

                o Profit incentive plans provided the option is priced at 100% fair market value

                o Extension of stock option grants to non-employee directors in lieu of their cash compensation provided the option is priced at or about the then fair market value

                o   Profit sharing, thrift or similar savings plans

              INVESCO will generally vote AGAINST

                o Stock option plans that permit issuance of loans to management or selected employees with authority to sell stock purchased by the loan without immediate repayment, or that are overly generous (below market price or with appreciation rights paying the difference between option price and the stock, or permit pyramiding or the directors to lower the purchase price of outstanding options without a simultaneous and proportionate reduction in the number of shares available)

                o Incentive plans which become effective in the event of hostile takeovers or mergers (golden and tin parachutes)

                o Proposals creating an unusually favorable compensation structure in advance of a sale of the company

                o Proposals that fail to link executive compensation to management performance

                o Acceleration of stock options/awards if the majority of the board of directors changes within a two year period

                o Grant of stock options to non-employee directors in lieu of their cash compensation at a price below 100% fair market value

                o Adoption of a stock purchase plan at less than 85% of fair market value

         IV.  CAPITAL STRUCTURE, CLASSES OF STOCK AND RECAPITALIZATION

              INVESCO will evaluate each proposal separately. INVESCO recognizes that from time to time companies must reorganize their capital structure in order to avail themselves of access to the capital markets and in order to restructure their financial position in order to raise capital and to be better capitalized. Generally, INVESCO will vote FOR such management sponsored reorganization proposals if such proposals will help the company gain better access to the capital markets and to attain a better financial position. INVESCO will generally vote AGAINST such proposals that appear to entrench management and do not provide shareholders with economic value.

              INVESCO will generally vote FOR

                o Proposals to reincorporate or reorganize into a holding company

                o Authorization of additional common or preferred shares to accommodate a stock split or other business purposes not related to anti-takeover measures as long as the increase is not excessive and a valid need has been proven

              INVESCO will generally vote AGAINST

                o Proposals designed to discourage mergers and acquisitions in advance

                o Proposals to change state of incorporation to a state less favorable to shareholders' interests

                o Reincorporating in another state to implement anti-takeover measures

         V.   SOCIAL RESPONSIBILITY

              INVESCO will evaluate each proposal separately. INVESCO believes that a corporation, if it is in a solid financial position and can afford to do so, has an obligation to return certain largesse to the communities in which it operates. INVESCO believes that the primary mission of a company is to be profitable. However, where a company has proven that it is able to sustain a level of profitability and the market price of the company's shares reflect an appropriate economic value for such shares, INVESCO will generally vote FOR certain social responsibility initiatives. INVESCO will generally vote AGAINST proposed social responsibility initiatives if it believes that the company already has adequate policies and procedures in place and it should focus its efforts on enhancing shareholder value where the assets and resources involved could be put to better use in obtaining profits.

              INVESCO will generally vote FOR

                o   International Labor Organization Principles

                o Resolutions seeking Basic Labor Protections and Equal Employment Opportunity

                o   Expanding EEO/Social Responsibility Reporting


                                 RECORD KEEPING

        The Proxy Manager will take necessary steps to retain proxy voting records for the period of time as required by regulations.

                                   APPENDIX E

               CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

         To the best knowledge of the Trust, the names and addresses of the record and beneficial holders of 5% or more of the outstanding shares of each class of the Trust's equity securities and the percentage of the outstanding shares held by such holders are set forth below. Unless otherwise indicated below, the Trust has no knowledge as to whether all or any portion of the shares owned of record are also owned beneficially.

         A shareholder who owns beneficially 25% or more of the outstanding securities of a Fund is presumed to "control" that Fund as defined in the 1940 Act. Such control may affect the voting rights of other shareholders.


         All information listed below is as of April 4, 2005.



AIM GLOBAL REAL ESTATE FUND



         AIM provided the initial capitalization of the Fund and, accordingly, as of the date of this Statement of Additional Information, owned more than 25% of the issued and outstanding shares of each Fund and therefore could be deemed to "control" the Fund as that term is defined in the 1940 Act. It is anticipated that after the commencement of the public offering of the Fund's shares, AIM will cease to control the Fund for the purposes of the 1940 Act.



AIM HIGH YIELD FUND


                                             CLASS A          CLASS B           CLASS C        INVESTOR CLASS    INSTITUTIONAL
                                             SHARES           SHARES             SHARES            SHARES        CLASS SHARES
                                        ----------------  ----------------  ----------------  ----------------  ---------------

                                           PERCENTAGE        PERCENTAGE        PERCENTAGE        PERCENTAGE        PERCENTAGE
NAME AND ADDRESS OF                         OWNED OF          OWNED OF          OWNED OF          OWNED OF          OWNED OF
PRINCIPAL HOLDER                             RECORD            RECORD            RECORD            RECORD            RECORD
-------------------------------------   ----------------  ----------------  ----------------  ----------------  ---------------
AIM Aggressive Asset Allocation Fund
Omnibus Account
C/O A I M Advisors, Inc.                       --                --                --                --                 %
11 E. Greenway Plaza, Ste 100
Houston, TX  77046-1113

                                             CLASS A          CLASS B           CLASS C        INVESTOR CLASS    INSTITUTIONAL
                                             SHARES           SHARES             SHARES            SHARES        CLASS SHARES
                                        ----------------  ----------------  ----------------  ----------------  ---------------

                                           PERCENTAGE        PERCENTAGE        PERCENTAGE        PERCENTAGE        PERCENTAGE
NAME AND ADDRESS OF                         OWNED OF          OWNED OF          OWNED OF          OWNED OF          OWNED OF
PRINCIPAL HOLDER                             RECORD            RECORD            RECORD            RECORD            RECORD
-------------------------------------   ----------------  ----------------  ----------------  ----------------  ---------------
AIM Moderate Asset Allocation Fund
Omnibus Account
C/O A I M Advisors, Inc.                       --                --                --                --                  %
11 E. Greenway Plaza, Ste 100
Houston, TX  77046-1113

Citigroup Global Markets House Acct.
Attn:  Cindy Tempesta, 7th Floor               --                  %                 %               --                --
333 West 34th St.
New York, NY  10001-2402

Merrill Lynch Pierce Fenner & Smith
FBO The Sole Benefit of Customers
Attn:  Fund Administration                     --                  %                 %               --                --
4800 Deer Lake Dr. East, 2nd Floor
Jacksonville, FL  32246



    AIM INCOME FUND


                                                                                                      INVESTOR
                                          CLASS A         CLASS B         CLASS C       CLASS R        CLASS
                                           SHARES          SHARES          SHARES        SHARES        SHARES
                                        ------------    ------------    ------------  ------------  ------------

                                         PERCENTAGE      PERCENTAGE      PERCENTAGE    PERCENTAGE    PERCENTAGE
NAME AND ADDRESS OF                       OWNED OF        OWNED OF        OWNED OF      OWNED OF      OWNED OF
PRINCIPAL HOLDER                           RECORD          RECORD          RECORD        RECORD        RECORD
--------------------------------------  ------------    ------------    ------------  ------------  ------------
Citigroup Global Markets House
Attn:  Cindy Tempesta 7th A
333 West 34th Street                          %              --              --             --            --
New York, NY   10001-2402

Cortina Tool & Molding Co.
Attn:  Michael Giannelli
912 Tamer Ln                                --               --              --               %           --
Glenview, IL 60025-3767

D & L Manufacturing Inc. 401K PSP
Lee Eslicker TTEE
Omnibus Account                             --               --              --               %           --
P. O. Box 52427
Tulsa, OK  74152-0427

                                                                                                      INVESTOR
                                          CLASS A         CLASS B         CLASS C       CLASS R        CLASS
                                           SHARES          SHARES          SHARES        SHARES        SHARES
                                        ------------    ------------    ------------  ------------  ------------

                                         PERCENTAGE      PERCENTAGE      PERCENTAGE    PERCENTAGE    PERCENTAGE
NAME AND ADDRESS OF                       OWNED OF        OWNED OF        OWNED OF      OWNED OF      OWNED OF
PRINCIPAL HOLDER                           RECORD          RECORD          RECORD        RECORD        RECORD
--------------------------------------  ------------    ------------    ------------  ------------  ------------

Merrill Lynch Pierce Fenner & Smith
FBO The Sole Benefit of Customers
Attn:  Fund Administration                  --                 %               %            --            --
4800 Deer Lake Dr. East, 2nd Floor
Jacksonville, FL  32246

Reliance Trust Company
Custodian
FBO Continental Products Inc.               --               --              --               %           --
401(K) Plan
P.O. Box 48529
Atlanta, GA  30362-1529



    AIM INTERMEDIATE GOVERNMENT FUND



                                                                                                    INVESTOR      INSTITUTIONAL
                                    CLASS A         CLASS B          CLASS C         CLASS R         CLASS            CLASS
                                     SHARES          SHARES           SHARES         SHARES          SHARES           SHARES*
                                 -------------   --------------   -------------   -------------   -------------   --------------

                                   PERCENTAGE      PERCENTAGE       PERCENTAGE      PERCENTAGE      PERCENTAGE      PERCENTAGE
NAME AND ADDRESS OF                 OWNED OF        OWNED OF         OWNED OF        OWNED OF        OWNED OF        OWNED OF
PRINCIPAL HOLDER                     RECORD          RECORD           RECORD          RECORD          RECORD          RECORD
-------------------------------  -------------   --------------   -------------   -------------   -------------   --------------
AMVESCAP Nat'l. Trust
Company TTEE
FBO Big Horn Basin
Orthopedic Clinic PC                   --              --               --              %               --              N/A
401K Profit Sharing Plan
P. O. Box 105779
Atlanta, GA  30348-5779

Cecille Stell Pulitzer 7/19/91
Cecille Stell Pulitzer TTE U/I
Revoc Trust                            --              --               --              --              %               N/A
c/o St. Louis Post-Dispatch
900 N. Tucker Blvd
St. Louis, MO  63101-1069

Charles Schwab & Co. Inc.
Special Custody FBO Customers
(SIM)                                  --              --               --              --              %               N/A
ATTN:  Mutual Funds
101 Montgomery Street
San Francisco, CA  94104-4122

                                                                                                    INVESTOR      INSTITUTIONAL
                                    CLASS A         CLASS B          CLASS C         CLASS R         CLASS            CLASS
                                     SHARES          SHARES           SHARES         SHARES          SHARES           SHARES*
                                 -------------   --------------   -------------   -------------   -------------   --------------

                                   PERCENTAGE      PERCENTAGE       PERCENTAGE      PERCENTAGE      PERCENTAGE      PERCENTAGE
NAME AND ADDRESS OF                 OWNED OF        OWNED OF         OWNED OF        OWNED OF        OWNED OF        OWNED OF
PRINCIPAL HOLDER                     RECORD          RECORD           RECORD          RECORD          RECORD          RECORD
-------------------------------  -------------   --------------   -------------   -------------   -------------   --------------
Merrill Lynch Pierce Fenner &
Smith
FBO The Sole Benefit of
Customers                              %                %               %               %               --              N/A
Attn:  Fund Administration
4800 Deer Lake Dr. East, 2nd
Floor
Jacksonville, FL  32246-6484



    * Institutional Class shares have not commenced operations as of the date of the Statement of Additional Information.


    AIM LIMITED MATURITY TREASURY FUND


                                                     CLASS A                 CLASS A3            INSTITUTIONAL CLASS
                                                      SHARES                  SHARES                   SHARES
                                                 ---------------         ----------------       ----------------------
                                                    PERCENTAGE              PERCENTAGE               PERCENTAGE
NAME AND ADDRESS OF                                  OWNED OF                OWNED OF                 OWNED OF
PRINCIPAL HOLDER                                      RECORD                  RECORD                   RECORD
----------------------------------------------   ---------------         ----------------       ----------------------
AIM Conservative Asset Allocation Fund
Omnibus Account
C/O A I M Advisors, Inc.                                --                      --                        %
11 E. Greenway Plaza, Suite 100
Houston, TX  77046-1113


ESOR & Co.
Attn:  Trust Operations - Lynn Knight                   --                      --                        %
P.O. Box 19006
Green Bay, WI 54307-9006

Merrill Lynch Pierce Fenner & Smith
FBO The Sole Benefit of Customers
Attn:  Fund Administration                              %                       --                       --
4800 Deer Lake Dr. East, 2nd Floor
Jacksonville, FL  32246

MUIR & Co.
c/o Frost                                               --                      --                        %
P.O. Box 2479
San Antonio, TX 78298-2479

FIIOC Agent
Employee Benefit Plans                                  --                      --                        %
100 Magellan Way KWIC
Covington, KY  41015-1987

    AIM MONEY MARKET FUND


                                        AIM CASH                                                     INVESTOR       INSTITUTIONAL
                                        RESERVE        CLASS B          CLASS C       CLASS R         CLASS             CLASS
                                        SHARES          SHARES           SHARES        SHARES         SHARES            SHARES
                                      ------------   ------------     ------------  ------------    ------------   ---------------

                                       PERCENTAGE     PERCENTAGE       PERCENTAGE    PERCENTAGE      PERCENTAGE       PERCENTAGE
NAME AND ADDRESS OF                     OWNED OF       OWNED OF         OWNED OF      OWNED OF        OWNED OF         OWNED OF
PRINCIPAL HOLDER OF                      RECORD         RECORD           RECORD        RECORD          RECORD           RECORD
-----------------------------------   ------------   ------------     ------------  ------------    ------------   ---------------
A I M Distributors, Inc.
ATTN:  Corporate Controller
11 E. Greenway Plaza, Ste 100               %             --               --            --              --              N/A
Houston, TX  77046-1113

AMVESCAP National Trust Co. FBO
Itasca Bank & Trust Co.                                                                                                  N/A
401 (K) Retirement Plan                    --             --               --            %               --
P. O. Box 105779
Atlanta, GA  30348-5779

                                           --             --               --            %               --              N/A
AMVESCAP National Trust Company
FBO Santa's Best 401(k) &PS Plan
P.O. Box 105779
Atlanta, GA  30348-5779

MCB Trust Services Cust. FBO
Favorite Nurses 401(k) Retirement          --             --               --            %               --              N/A
815 W. Olympic Blvd.
Montebello, CA  90640-5101


    * Institutional Class shares have not commenced operations as of the date of this Statement of Additional Information.

    AIM MUNICIPAL BOND FUND


                                                                                                          INVESTOR
                                               CLASS A             CLASS B             CLASS C             CLASS
                                                SHARES              SHARES              SHARES             SHARES
                                          ------------------     --------------      --------------     -------------

                                              PERCENTAGE           PERCENTAGE          PERCENTAGE         PERCENTAGE
NAME AND ADDRESS OF                            OWNED OF             OWNED OF            OWNED OF           OWNED OF
PRINCIPAL HOLDER                                RECORD               RECORD              RECORD             RECORD
----------------------------------------  ------------------     --------------      --------------     -------------
Charles Schwab & Co. Inc.
Special Custody FBO Customer
(SIM)                                            --                  --                  --                  %
ATTN:  Mutual Funds
101 Montgomery Street
San Francisco, CA  94104-4122

Citigroup Global Markets House Account
Attn: Cindy  Tempesta                            --                  %                   --                 --
333 West 34th St., 7th Floor
New York, NY 10001-2402

                                                                                                          INVESTOR
                                               CLASS A             CLASS B             CLASS C             CLASS
                                                SHARES              SHARES              SHARES             SHARES
                                          ------------------     --------------      --------------     -------------

                                              PERCENTAGE           PERCENTAGE          PERCENTAGE         PERCENTAGE
NAME AND ADDRESS OF                            OWNED OF             OWNED OF            OWNED OF           OWNED OF
PRINCIPAL HOLDER                                RECORD               RECORD              RECORD             RECORD
----------------------------------------  ------------------     --------------      --------------     -------------
Gary T. Crum
11 E. Greenway Plaza, Suite 100                  %                   --                  --                 --
Houston, TX  77046-1100

Merrill Lynch Pierce Fenner & Smith
FBO The Sole Benefit of Customers
Attn:  Fund Administration                       --                  %                   %                  --
4800 Deer Lake Dr. East, 2nd Floor
Jacksonville, FL  32246

Morgan Stanley DW
ATTN:  Mutual Fund Operations                    --                  --                  %
3 Harborside Place Fl 6
Jersey City, NJ  07311-3907


    AIM REAL ESTATE FUND


                                        AIM CASH                                                     INVESTOR       INSTITUTIONAL
                                        RESERVE        CLASS B          CLASS C       CLASS R         CLASS             CLASS
                                        SHARES          SHARES           SHARES        SHARES         SHARES            SHARES
                                      ------------   ------------     ------------  ------------    ------------   ---------------

NAME AND ADDRESS OF                    PERCENTAGE     PERCENTAGE       PERCENTAGE    PERCENTAGE      PERCENTAGE       PERCENTAGE
PRINCIPAL HOLDER                        OWNED OF       OWNED OF         OWNED OF      OWNED OF        OWNED OF         OWNED OF
                                         RECORD         RECORD           RECORD        RECORD          RECORD           RECORD
-----------------------------------   ------------   ------------     ------------  ------------    ------------   ---------------
AIM Aggressive Asset Allocation
Fund
Omnibus Account                            --             --               --            --              --                %
C/O A I M Advisors, Inc.
11 E. Greenway Plaza, Suite 100
Houston, TX  77046-1113

BISYS Retirement Services
Cardiovascular Anesthesiologists           --             --               --              %             --              --
700 17th Street Suite 300
Denver, CO  80202-3531

Charles Schwab & Co Inc.
Reinvestment Account                         %            --               --            --                %             --
101 Montgomery Street
San Francisco, CA  94104-4122

Citigroup Global Markets House Acct
Attn:  Cindy Tempesta, 7th Floor           --             --                 %           --              --              --
333 West 34th Street
New York, NY  10001-2402

MCB Trust Services Trustee
Minneapolis Club 401(k) Plan               --             --               --              %             --              --
700 17th Street Suite 300
Denver, CO  80202-3531

                                        AIM CASH                                                     INVESTOR       INSTITUTIONAL
                                        RESERVE        CLASS B          CLASS C       CLASS R         CLASS             CLASS
                                        SHARES          SHARES           SHARES        SHARES         SHARES            SHARES
                                      ------------   ------------     ------------  ------------    ------------   ---------------

NAME AND ADDRESS OF                    PERCENTAGE     PERCENTAGE       PERCENTAGE    PERCENTAGE      PERCENTAGE       PERCENTAGE
PRINCIPAL HOLDER                        OWNED OF       OWNED OF         OWNED OF      OWNED OF        OWNED OF         OWNED OF
                                         RECORD         RECORD           RECORD        RECORD          RECORD           RECORD
-----------------------------------   ------------   ------------     ------------  ------------    ------------   ---------------
Merrill Lynch Pierce Fenner & Smith
FBO The Sole Benefit of Customers
Attn:  Fund Administration                 --               %                %           --              --              --
4800 Deer Lake Drive East, 2nd Floor
Jacksonville, FL  32246

Morgan Stanley DW
ATTN:  Mutual Fund Operations              --             --                 %           --              --              --
3 Harborside Place Fl 6
Jersey City, NJ  07311-3907

Pershing LLC
P.O. Box 2052                              --             --               --              %             --              --
Jersey City, NJ  07303-2052

Reliance Trust Company Cust
FBO Mid-Island Electrical Sales Co.        --             --               --              %             --              --
P.O. Box 48529
Atlanta, GA  30362-1529

Whistler Machine Works Inc. 401K
John T. Devine, Jr. TTEE                   --             --               --              %             --              --
805 S. Wheatley Street Ste 600
Ridgeland, MS  39157-5005



    AIM SHORT TERM BOND FUND


                                               CLASS A             CLASS B             CLASS R          INSTITUTIONAL
                                                SHARES              SHARES              SHARES          CLASS SHARES
                                          ------------------     --------------      --------------     -------------

                                              PERCENTAGE           PERCENTAGE          PERCENTAGE         PERCENTAGE
NAME AND ADDRESS OF                            OWNED OF             OWNED OF            OWNED OF           OWNED OF
PRINCIPAL HOLDER                                RECORD               RECORD              RECORD             RECORD
----------------------------------------  ------------------     --------------      --------------     -------------
A I M Advisors, Inc.
ATTN:  Corporate Controller                      --                  --                  %                  --
11 E. Greenway Plaza, Ste 1919
Houston, TX  77046-1103

AIM Conservative Asset Allocation Fund
Omnibus Account
C/O A I M Advisors, Inc.                         --                  --                  --                  %
11 E. Greenway Plaza, Ste 100
Houston, TX  77046-1113

                                               CLASS A             CLASS B             CLASS R          INSTITUTIONAL
                                                SHARES              SHARES              SHARES          CLASS SHARES
                                          ------------------     --------------      --------------     -------------

                                              PERCENTAGE           PERCENTAGE          PERCENTAGE         PERCENTAGE
NAME AND ADDRESS OF                            OWNED OF             OWNED OF            OWNED OF           OWNED OF
PRINCIPAL HOLDER                                RECORD               RECORD              RECORD             RECORD
----------------------------------------  ------------------     --------------      --------------     -------------
AIM Moderate Asset Allocation Fund
Omnibus Account
C/O. A I M Advisors, Inc.                        --                  --                  --                  %
11 E. Greenway Plaza, Ste 100
Houston, TX  77046-1113

First Clearing, LLC
A/C 7985-9898
Srinivasan Family TR                             %                   --                  --                 --
Prasad Srinivasan
268 Grandview Drive
Glastonbury, CT  60633-3946

Roseann Parisi
Roseann Parisi                                   --                  --                  %                  --
459 Main Street
Thomaston, ME  04861-3905

Susan Parrish
Susan Parrish                                    --                  --                  %                  --
105 Grand Avenue
Suwanee, GA  30024-4287

MCB Trust Services Cust. FBO
Mile Hi Medical, PC                              --                  --                  %                  --
700 17th Street, Suite 300
Denver, CO  80202-3531


    AIM TOTAL RETURN BOND FUND



                                                                                                                     INSTITUTIONAL
                                                    CLASS A         CLASS B          CLASS C         CLASS R             CLASS
                                                     SHARES          SHARES           SHARES         SHARES              SHARES
                                                 -------------   --------------   -------------   -------------      --------------

                                                   PERCENTAGE      PERCENTAGE       PERCENTAGE      PERCENTAGE         PERCENTAGE
NAME AND ADDRESS OF                                 OWNED OF        OWNED OF         OWNED OF        OWNED OF           OWNED OF
PRINCIPAL HOLDER                                     RECORD          RECORD           RECORD          RECORD             RECORD
-------------------------------                  -------------   --------------   -------------   -------------      --------------
AIM Conservative Asset Allocation
Fund
Omnibus Account
C/O A I M Advisors, Inc.                                --              --               --              --                 %
11 Greenway Plaza, Suite 100
Houston , TX  77046

AIM Moderate Asset Allocation Fund
Omnibus Account
C/O A I M Advisors, Inc.                                --              --               --              --                 %
11 Greenway Plaza, Suite 100
Houston , TX  77046

                                                                                                                     INSTITUTIONAL
                                                    CLASS A         CLASS B          CLASS C         CLASS R             CLASS
                                                     SHARES          SHARES           SHARES         SHARES              SHARES
                                                 -------------   --------------   -------------   -------------      --------------

                                                   PERCENTAGE      PERCENTAGE       PERCENTAGE      PERCENTAGE         PERCENTAGE
NAME AND ADDRESS OF                                 OWNED OF        OWNED OF         OWNED OF        OWNED OF           OWNED OF
PRINCIPAL HOLDER                                     RECORD          RECORD           RECORD          RECORD             RECORD
-------------------------------                  -------------   --------------   -------------   -------------      --------------
Coinage of America
Gregory A. Howe                                         --              --               --              %                  --
2219 E. Thousand Oaks Blvd #251
Thousand Oaks, CA  91362-2930

Craven H. Crowell, Jr.
401(k) Plan
Craven Crowell Trustee                                  --              --               --              %                  --
301 Heathermoor Drive
Knoxville, TN  37922-2558

MCB Trust Services Cust. FBO
815 W. Olympic Blvd.                                    --              --               --              %                  --
Montebello, CA  90640-5101

MCB Trust Services Cust FBO
Harmony Printing & Development                          --              --               --              %                  --
815 W. Olympic Blvd.
Montebello, CA  90640-5101

Merrill Lynch Pierce Fenner & Smith
FBO The Sole Benefit of Customers
Attn:  Fund Administration                              --               %               --              --                 --
4800 Deer Lake Dr. East, 2nd Floor
Jacksonville, FL  32246

Roseann Parisi
Roseann Parisi                                          --              --               --              %                  --
459 Main Street
Thomaston, ME  04861-3905


        MANAGEMENT OWNERSHIP


        As of April 4, 2005, the trustees and officers as a group owned less than 1% of the outstanding shares of each class of each Fund, except the trustees and officers as a group owned __% of the outstanding AIM Cash Reserve shares of AIM Money Market Fund.

                                   APPENDIX F

                                 MANAGEMENT FEES

         For the last three fiscal years ended July 31, the management fees payable by each Fund, the amounts waived by AIM and the net fee paid by each Fund were as follows:


                                  2004                                   2003                                 2002
                 -------------------------------------  -------------------------------------  ------------------------------------
                                               NET                                    NET                                   NET
                  MANAGEMENT  MANAGEMENT    MANAGEMENT   MANAGEMENT   MANAGEMENT   MANAGEMENT  MANAGEMENT   MANAGEMENT   MANAGEMENT
    FUND NAME    FEE PAYABLE  FEE WAIVERS   FEE PAID    FEE PAYABLE   FEE WAIVERS   FEE PAID   FEE PAYABLE  FEE WAIVERS   FEE PAID
---------------- -----------  -----------  -----------  ------------  -----------  ----------  -----------  -----------  ----------
AIM Global
Real Estate          N/A          N/A          N/A          N/A           N/A          N/A          N/A         N/A         N/A
 Fund(1)

 AIM High        $ 7,060,337  $    (6,992) $ 7,053,345  $ 5,533,331   $    (8,331) $5,525,000  $ 6,811,857  $    (6,338) $6,805,519
Yield Fund

AIM Income         3,335,042         (859)   3,334,183    2,412,877        (1,545)  2,411,332    2,544,570       (1,176)  2,543,394
   Fund

AIM Intermediate   4,380,063      (11,188)   4,368,875    5,335,975       (22,714)  5,313,261    3,328,024      (28,397)  3,299,627
Government Fund

 AIM Limited
   Maturity        1,064,847      N/A        1,064,847    1,392,547       N/A       1,392,547    1,200,432      N/A       1,200,432
Treasury Fund

AIM Money Market   8,403,115   (8,403,115)          --   10,145,165    (2,809,789)  7,335,376    9,087,854      N/A       9,087,854
      Fund

AIM Municipal      2,304,920      N/A        2,304,920    2,109,878       N/A       2,109,878    2,040,421      N/A       2,040,421
  Bond Fund

AIM Real Estate    5,126,831      N/A          N/A        2,327,770       N/A         N/A          903,720      N/A         N/A
    Fund

AIM Short Term     1,384,347         (837)   1,383,510      598,592          (761)    597,831      N/A          N/A         N/A
 Bond Fund(2)

AIM Total Return     443,190     (386,506)      56,684      306,590      (266,097)     40,493       26,520      (46,520) $      -0-
   Bond Fund



(1)   Commenced operations on April 29, 2005.



(2)   Commenced operations on August 30, 2002.

                                   APPENDIX G
                               PORTFOLIO MANAGERS

                               As of July 31, 2004


                            INVESTMENTS IN EACH FUND


NAME OF PORTFOLIO MANAGER                                      DOLLAR RANGE OF INVESTMENTS IN EACH FUND(4)
-------------------------------------------------------  ------------------------------------------------------
                                      AIM GLOBAL REAL ESTATE FUND

   Mark Blackburn                                                                N/A

   Joe V. Rodriguez, Jr.                                                         N/A

   James W. Trowbridge                                                           N/A

                                        AIM HIGH YIELD FUND

   Peter Ehret

   Carolyn L. Gibbs

   Darren S. Hughes

                                          AIM INCOME FUND

   Jan H. Friedli

   Carolyn L. Gibbs

   Scot W. Johnson

                                  AIM INTERMEDIATE GOVERNMENT FUND

   Clint W. Dudley

   Scot W. Johnson

                                AIM LIMITED MATURITY TREASURY FUND

   Clint W. Dudley

   Scot W. Johnson

                                     AIM MUNICIPAL BOND FUND

   Richard A. Berry

   Stephen D. Turman

                                      AIM REAL ESTATE FUND

   Mark Blackburn

   Joe V. Rodriguez, Jr.

   James W. Trowbridge

                                    AIM SHORT TERM BOND FUND

   Jan H. Friedli

   Scot W. Johnson

                                   AIM TOTAL RETURN BOND FUND

   Jan H. Friedli

   Scot W. Johnson

DESCRIPTION OF COMPENSATION STRUCTURE



AIM ADVISORS, INC.



     AIM seeks to maintain a compensation program that is competitively positioned to attract and retain high-caliber investment professionals. Portfolio managers receive a base salary, an incentive bonus opportunity, an equity compensation opportunity, and a benefits package. Portfolio manager compensation is reviewed and may be modified each year as appropriate to reflect changes in the market, as well as to adjust the factors used to determine bonuses to promote good sustained fund performance. AIM evaluates competitive market compensation by reviewing compensation survey results conducted by an independent third party of investment industry compensation. Each portfolio manager's compensation consists of the following five elements:



o BASE SALARY. Each portfolio manager is paid a base salary. In setting the base salary, AIM's intention is to be competitive in light of the particular portfolio manager's experience and responsibilities.



o ANNUAL BONUS. Each portfolio manager is eligible to receive an annual cash bonus which has quantitative and non-quantitative components. Generally, 70% of the bonus is quantitatively determined, based typically on a four-year rolling average of pre-tax performance of all registered investment company accounts for which a portfolio manager has day-to-day management responsibilities versus the performance of a pre-determined peer group. In instances where a portfolio manager has responsibility for management of more than one fund, an asset weighted four-year rolling average is used.



     High fund performance (against applicable peer group) would deliver compensation generally associated with top pay in the industry (determined by reference to the third-party provided compensation survey information) and poor fund performance (versus applicable peer group) could result in no bonus. The amount of fund assets under management typically have an impact on the bonus potential (for example, managing more assets increases the bonus potential); however, this factor typically carries less weight than relative performance. The remaining 30% portion of the bonus is discretionary as determined by AIM and takes into account other subjective factors.



o EQUITY-BASED COMPENSATION. Portfolio managers may be awarded options to purchase common shares and/or granted restricted shares of AMVESCAP stock from pools determined from time to time by the Remuneration Committee of the AMVESCAP Board of Directors. Awards of equity-based compensation typically vest over time, so as to create incentives to retain key talent.



o PARTICIPATION IN GROUP INSURANCE PROGRAMS. Portfolio managers are provided life insurance coverage in the form of a group variable universal life insurance policy, under which they may make additional contributions to purchase additional insurance coverage or for investment purposes.



o PARTICIPATION IN DEFERRED COMPENSATION PLAN. Portfolio managers are eligible to participate in a non-qualified deferred compensation plan, which affords participating employees the tax benefits of deferring the receipt of a portion of their cash compensation.



Portfolio managers also participate in benefit plans and programs available generally to all employees.



INVESCO INSTITUTIONAL, (N.A.) INC.



Each portfolio manager's compensation consists of the following five elements:



o BASE SALARY. Each portfolio manager is paid a base salary which is set at a level determined to be appropriate based upon an individual's experience and responsibilities through the use of independent compensation surveys of the investment management industry.

o ANNUAL BONUS. Each portfolio manager is paid an annual cash bonus which has a performance driven component and a discretionary component, the combined total of which will typically range from 50 to over 100 percent of the manager's base salary. Generally, the majority of the of the bonus is pre-tax performance driven, based on the success of the team's investment results which are measured against appropriate market benchmarks and peer groups.. The remaining portion of the bonus is discretionary and is determined by the sub-advisor's Chief Investment Officer and Chief Executive Officer.



o EQUITY-BASED COMPENSATION. Portfolio managers may be awarded options to purchase common shares and/or granted restricted shares or deferred shares of AMVESCAP stock from pools determined from time to time by the Remuneration Committee of the AMVESCAP Board of Directors. Awards of equity-based compensation typically vest over time, so as to create incentives to retain key talent.



o PARTICIPATION IN GROUP INSURANCE PROGRAMS. Portfolio managers are provided life insurance coverage in the form of a group variable universal life insurance policy, under which they may make additional contributions to purchase additional insurance coverage or for investment purposes.



o PARTICIPATION IN DEFERRED COMPENSATION PLAN. Portfolio managers are eligible to participate in a non-qualified deferred compensation plan, which affords participating employees the tax benefits of deferring the receipt of a portion of their cash compensation.



Portfolio managers also participate in benefit plans and programs available generally to all employees.

                             OTHER MANAGED ACCOUNTS



                               As of July 31, 2004



         AIM's portfolio managers develop investment models which are used in connection with the management of certain AIM funds as well as other mutual funds for which AIM or an affiliate acts as sub-advisor, other pooled investment vehicles that are not registered mutual funds, and other accounts managed for organizations and individuals. The following chart reflects information regarding accounts other than the Fund for which each portfolio manager has day-to-day management responsibilities. Accounts are grouped into three categories: (i) mutual funds, (ii) other pooled investment vehicles, and (iii) other accounts. To the extent that any of these accounts pay advisory fees that are based on account performance ("performance-based fees"), information on those accounts is specifically broken out.



                                                        NUMBER OF ACCOUNTS MANAGED BY EACH PORTFOLIO MANAGER
NAME OF PORTFOLIO MANAGER                                           AND TOTAL ASSETS BY CATEGORY
--------------------------------------------------------------------------------------------------------------
                                                     AIM GLOBAL REAL ESTATE FUND

   Mark Blackburn                                                                N/A

   Joe V. Rodriguez, Jr.                                                         N/A

   James W. Trowbridge                                                           N/A

                                                         AIM HIGH YIELD FUND

   Peter Ehret

   Carolyn L. Gibbs

   Darren S. Hughes

                                                           AIM INCOME FUND

   Jan H. Friedli

   Carolyn L. Gibbs

   Scot W. Johnson

                                                  AIM INTERMEDIATE GOVERNMENT FUND

   Clint W. Dudley

   Scot W. Johnson

                                                 AIM LIMITED MATURITY TREASURY FUND

   Clint W. Dudley

   Scot W. Johnson

                                                       AIM MUNICIPAL BOND FUND

   Richard A. Berry

   Stephen D. Turman

                                                        AIM REAL ESTATE FUND

   Mark Blackburn

   Joe V. Rodriguez, Jr.

   James W. Trowbridge

                                                      AIM SHORT TERM BOND FUND

   Jan H. Friedli

   Scot W. Johnson

                                                        NUMBER OF ACCOUNTS MANAGED BY EACH PORTFOLIO MANAGER
NAME OF PORTFOLIO MANAGER                                           AND TOTAL ASSETS BY CATEGORY
--------------------------------------------------------------------------------------------------------------
                                                     AIM TOTAL RETURN BOND FUND

   Jan H. Friedli

   Scot W. Johnson



POTENTIAL CONFLICTS OF INTEREST



         Actual or apparent conflicts of interest may arise when a portfolio manager has day-to-day management responsibilities with respect to more than one Fund or other account. More specifically, portfolio managers who manage multiple Funds and /or other accounts may be presented with one or more of the following potential conflicts:



o The management of multiple Funds and/or other accounts may result in a portfolio manager devoting unequal time and attention to the management of each Fund and/or other account. AIM seeks to manage such competing interests for the time and attention of portfolio managers by having portfolio managers focus on a particular investment discipline. Most other accounts managed by a portfolio manager are managed using the same investment models that are used in connection with the management of the Funds.



o If a portfolio manager identifies a limited investment opportunity which may be suitable for more than one Fund or other account, a Fund may not be able to take full advantage of that opportunity due to an allocation of filled purchase or sale orders across all eligible Funds and other accounts. To deal with these situations, AIM and the Funds have adopted procedures for allocating portfolio transactions across multiple accounts.



o With respect to securities transactions for the Funds, AIM determines which broker to use to execute each order, consistent with its duty to seek best execution of the transaction. However, with respect to certain other accounts (such as mutual funds for which AIM or an affiliate acts as sub-advisor, other pooled investment vehicles that are not registered mutual funds, and other accounts managed for organizations and individuals), AIM may be limited by the client with respect to the selection of brokers or may be instructed to direct trades through a particular broker. In these cases, trades for a Fund in a particular security may be placed separately from, rather than aggregated with, such other accounts. Having separate transactions with respect to a security may temporarily affect the market price of the security or the execution of the transaction, or both, to the possible detriment of the Fund or other account(s) involved.



o Finally, the appearance of a conflict of interest may arise where AIM has an incentive, such as a performance-based management fee, which relates to the management of one Fund or account but not all Funds and accounts with respect to which a portfolio manager has day-to-day management responsibilities.



         AIM and the Funds have adopted certain compliance procedures which are designed to address these types of conflicts. However, there is no guarantee that such procedures will detect each and every situation in which a conflict arises.

                                   APPENDIX H


                          ADMINISTRATIVE SERVICES FEES


         The Funds paid AIM the following amounts for administrative services for the last three fiscal years ended July 31:


             FUND NAME                     2004                      2003                       2002
    ----------------------------         --------                  --------                   --------
    AIM Global Real Estate                 N/A                        N/A                        N/A
    Fund(1)

    AIM High Yield Fund                  $345,709                  $245,247                   $205,198

    AIM Income Fund                       227,922                   152,317                    131,802

    AIM Intermediate
    Government Fund                       301,305                   348,927                    158,838

    AIM Limited Maturity
    Treasury Fund                         143,523                   174,870                    122,783

                                          398,878                   406,127                    251,839
    AIM Money Market Fund
                                          150,228                   123,845                    112,021
    AIM Municipal Bond Fund

    AIM Real Estate Fund                  164,380                    79,487                     50,000

    AIM Short Term Bond Fund(2)            87,141                    45,890                      N/A

    AIM Total Return Bond Fund             50,000                    50,000                     29,178



(1)   Commenced operations on April 29, 2005.



(2)   Commenced operations on August 30, 2002.

                                   APPENDIX I


                              BROKERAGE COMMISSIONS


Brokerage commissions(1) paid by each of the Funds listed below during the last three fiscal years ended July 31 were as follows:


            FUND                             2004           2003           2002
            ----                           --------      ----------      --------
AIM Global Real Estate Fund(2)                  N/A             N/A           N/A
AIM High Yield Fund(3),(4)                 $132,149      $   38,526      $ 72,345
AIM Income Fund(5),(6)                        4,728           7,300         1,549
AIM Intermediate Government Fund              -0-               -0-           -0-
AIM Limited Maturity Treasury Fund            -0-               -0-           -0-
AIM Money Market Fund                         -0-               -0-           -0-
AIM Municipal Bond Fund                       -0-               -0-           -0-
AIM Real Estate Fund(7)                      19,550       1,059,539       441,056
AIM Short Term Bond Fund(8)                   -0-               -0-           N/A
AIM Total Return Bond Fund                    -0-               -0-           -0-



(1) Disclosure regarding brokerage commissions paid on agency trades and designated as such on the trade confirm.



(2)   Commenced operations on April 29, 2005.



(3) The increase in brokerage commissions paid by AIM High Yield Fund for the fiscal year ended July 31, 2004, as compared to the prior fiscal year ended July 31, 2003, was due to an increase in equity trading activity.



(4) The reduced amount in brokerage commissions paid by AIM High Yield Fund for the fiscal year ended July 31, 2003, as compared to the prior fiscal year ended July 31, 2002, was due to reduced activity in equity trades.



(5) The reduced amount in brokerage commissions paid by AIM Income Fund for the fiscal year ended July 31, 2004, as compared to the prior fiscal year ended July 31, 2003, was due to reduced equity trading.



(6) The increase in brokerage commission paid by AIM Income Fund for the fiscal year ended July 31, 2003, as compared to the fiscal year ended July 31, 2002, was due to an increase in equity trading activity in the funds on which commissions were paid.



(7) The increase in brokerage commissions paid by AIM Real Estate Fund for the fiscal years ended July 31, 2002 and 2003, as compared to the current fiscal year ended July 31, 2004 was due to increased asset levels. The investment of additional cash generated more commissions.



(8)   Commenced operations on August 30, 2002.

                                   APPENDIX J


               DIRECTED BROKERAGE (RESEARCH SERVICES) AND PURCHASE
                   OF SECURITIES OF REGULAR BROKERS OR DEALERS


         During the last fiscal year ended July 31, 2004, none of the Funds, except AIM Real Estate Fund paid directed brokerage commissions. AIM Real Estate Fund allocated the following amount of transactions to broker-dealers that provided AIM with certain research statistics and other information:

                                                               Related
        Fund                    Transactions             Brokerage Commissions
        ----                    ------------             ---------------------
AIM Real Estate Fund            $383,054,418                   $671,727


         During the last fiscal year ended July 31, 2004, none of AIM Limited Maturity Treasury Fund, or AIM Real Estate Fund purchased securities of their "regular" brokers or dealers.

         During the last fiscal year ended July 31, 2004, the following Funds purchased securities issued by the following companies, which are "regular" brokers or dealers of one or more of the Funds identified below:



              Fund                                   Security                               Market Value
              ----                                   --------                               ------------
                                                                                         (as of July 31, 2004)

AIM High Yield Fund
         E*TRADE Financial Corp                      Senior Notes                           $  2,310,762

AIM Money Market Fund
         Goldman Sachs Group, Inc. (The)             Promissory Notes                         45,000,000
         Merrill Lynch Mortgage Capital, Inc.        Master Notes                             75,000,000

AIM Short Term Bond Fund
         Goldman Sachs Group, L.P.                   Unsecured Notes                           1,891,980
         Lehman Brothers Inc.                        Senior Subordinated Debentures              133,034
         Lehman Brothers Inc.                        Senior Unsecured Subordinated Notes         756,266
         Merrill Lynch & Co., Inc.                   Series B. Medium Term Notes                 976,687


AIM Total Return Bond
         Goldman Sachs Group, L.P.                   Unsecured Notes                             157,665
         Lehman Brothers Inc.                        Senior Subordinated Debentures              266,068
         Lehman Brothers Inc.                        Senior Unsecured Subordinated Notes         162,057
         Merrill Lynch & Co., Inc.                   Series B. Medium Term Notes                 253,823
         JPMorgan Chase Bank                         Subordinated Notes                          259,182

                                   APPENDIX K


     AMOUNTS PAID TO A I M DISTRIBUTORS, INC. PURSUANT TO DISTRIBUTION PLANS


         A list of amounts paid by each class of shares to AIM Distributors pursuant to the Plans for the fiscal year ended July 31, 2004 were as follows:


                                                                                                                 INVESTOR
                                       CLASS A(1)     CLASS A3      CLASS B        CLASS C        CLASS R          CLASS
FUND                                     SHARES        SHARES        SHARES         SHARES         SHARES        SHARES(2)
----------------------------------     ----------     ----------   ----------     ----------     ----------     ----------
AIM Global Real Estate Fund (3)               N/A            N/A          N/A            N/A            N/A            N/A
AIM High Yield Fund                    $1,495,500            N/A   $4,960,921     $  851,815            N/A     $  322,764
AIM Income Fund                         1,034,535            N/A    2,297,863        397,991     $    4,637        345,983
AIM Intermediate Government Fund        1,226,616            N/A    4,879,364      1,024,882         18,812        111,334
AIM Limited Maturity Treasury Fund        692,417     $  250,302          N/A            N/A            N/A            N/A
AIM Money Market Fund                   2,023,351            N/A    3,106,360        479,150         33,500            N/A
AIM Municipal Bond Fund                   757,680            N/A      836,823        233,775            N/A         63,156
AIM Real Estate Fund                    1,046,782            N/A    1,563,583        921,397             17         54,868
AIM Short Term Bond Fund                    2,167            N/A          N/A      2,067,073             13            N/A
AIM Total Return Bond Fund                 81,026            N/A      459,917         87,368             48            N/A


(1)  For AIM Cash Reserve Shares of AIM Money Market Fund.


(2) Information on Investor Class shares in the table is for the period September 30, 2003 (the date Investor Class shares commenced operations) to July 31, 2004.



(3)  Commenced operations on April 29, 2005.

                                   APPENDIX L


          ALLOCATION OF ACTUAL FEES PAID PURSUANT TO DISTRIBUTION PLANS

         An estimate by category of the allocation of actual fees paid by Class A Shares (for AIM Money Market Fund, AIM Cash Reserve Shares) of the Funds during the fiscal year ended July 31, 2004 follows:


                                                   PRINTING &              UNDERWRITERS     DEALERS
                                     ADVERTISING    MAILING     SEMINARS   COMPENSATION   COMPENSATION
                                     -----------   ----------   --------   ------------   ------------
AIM Global Real Estate Fund(1)               N/A          N/A        N/A            N/A            N/A
AIM High Yield Fund                            0            0          0              0   $  1,495,500
AIM Income Fund                                0            0          0              0      1,034,535
AIM Intermediate Government Fund               0            0          0              0      1,226,617
AIM Limited Maturity Treasury Fund             0            0          0              0        692,417
AIM Money Market Fund                          0            0          0              0      2,023,351
AIM Municipal Bond Fund                        0            0          0              0        757,680
AIM Real Estate Fund                 $    51,027   $    6,488   $ 27,224              0        962,043
AIM Short-Term Bond Fund                       0            0          0              0              0
AIM Total Return Bond Fund                     0            0          0              0         81,026


         An estimate by category of the allocation of actual fees paid by Class B Shares of the Funds during the fiscal year ended July 31, 2004 follows:


                                                   PRINTING &              UNDERWRITERS     DEALERS
                                     ADVERTISING    MAILING     SEMINARS   COMPENSATION   COMPENSATION
                                     -----------   ----------   --------   ------------   ------------
AIM Global Real Estate Fund(1)               N/A          N/A        N/A            N/A            N/A
AIM High Yield Fund                  $    22,111   $    2,979   $  9,609   $  3,720,691   $  1,205,531
AIM Income Fund                            8,578        1,170      3,655      1,723,397        561,063
AIM Intermediate Government Fund          25,467        3,473     10,933      3,659,523      1,179,968
AIM Limited Maturity Treasury Fund           N/A          N/A        N/A            N/A            N/A
AIM Money Market Fund                          0            0          0              0      3,106,359
AIM Municipal Bond Fund                    4,150          598      1,425        627,618        203,032
AIM Real Estate Fund                      20,687        2,604     18,223      1,172,687        356,291
AIM Total Return Bond Fund                 3,574          354      2,946        344,938        108,105


         An estimate by category of the allocation of actual fees paid by Class C shares of the Funds during the fiscal year ended July 31, 2004 follows:


                                                   PRINTING &              UNDERWRITERS     DEALERS
                                     ADVERTISING    MAILING     SEMINARS   COMPENSATION   COMPENSATION
                                     -----------   ----------   --------   ------------   ------------
AIM Global Real Estate Fund(1)               N/A          N/A        N/A            N/A            N/A
AIM High Yield Fund                  $    11,257   $    1,473   $  4,547   $    122,760   $    711,778
AIM Income Fund                            1,906          122      1,353         34,491        360,119
AIM Intermediate Government Fund          11,233        1,469      4,533        130,549        877,108
AIM Limited Maturity Treasury Fund           N/A          N/A        N/A            N/A            N/A
AIM Money Market Fund                     36,707        5,006     17,380        149,775        270,282
AIM Municipal Bond Fund                        0            0      1,370         32,888        199,517
AIM Real Estate Fund                      21,777        2,700     11,844        274,778        610,298
AIM Short Term Bond Fund                  35,691        4,824     16,628        203,037      1,806,898
AIM Total Return Bond Fund                     0            0          0         21,457         65,911


         An estimate by category of the allocation of actual fees paid by Class R shares of the Funds during the fiscal year ended July 31, 2004 follows:


                                                   PRINTING &              UNDERWRITERS     DEALERS
                                     ADVERTISING    MAILING     SEMINARS   COMPENSATION   COMPENSATION
                                     -----------   ----------   --------   ------------   ------------
AIM Global Real Estate Fund(1)               N/A          N/A        N/A            N/A            N/A
AIM Income Fund                      $       441   $       59   $    227   $      1,863   $      2,047
AIM Intermediate Government Fund           1,666          218        916          7,013          9,000
AIM Money Market Fund                      3,087          452      2,056         14,735         13,170



(1)   Commenced operations on April 29, 2005.

         An estimate by category of the allocation of actual fees paid by Investor Class shares of the Funds for the period September 30, 2003 (the date Investor Class shares commenced operations) to July 31, 2004 follows:


                                                   PRINTING &              UNDERWRITERS     DEALERS
                                     ADVERTISING    MAILING     SEMINARS   COMPENSATION   COMPENSATION
                                     -----------   ----------   --------   ------------   ------------
AIM Global Real Estate Fund(1)               N/A          N/A        N/A            N/A            N/A
AIM High Yield Fund                  $     8,042    $   1,065   $  5,008   $          0   $    260,842
AIM Income Fund                            9,381        1,203      6,128              0        269,663
AIM Intermediate Government Fund           4,928          672      2,800              0         70,269
AIM Money Market Fund                          0            0          0              0              0
AIM Municipal Bond Fund                    2,562          310      1,724              0         43,910
AIM Real Estate Fund                       3,537          350      1,944              0         23,983



(1)   Commenced operations on April 29, 2005.

                                   APPENDIX M


                               TOTAL SALES CHARGES


         The following chart reflects the total sales charges paid in connection with the sale of Class A shares (for AIM Money Market Fund, AIM Cash Reserve Shares) of each Fund and the amount retained by AIM Distributors for the last three fiscal years ended July 31:


                                                    2004                         2003                          2002
                                                    ----                         ----                          ----

                                         SALES          AMOUNT         SALES          AMOUNT         SALES          AMOUNT
                                        CHARGES        RETAINED        CHARGES       RETAINED       CHARGES        RETAINED
                                       ----------     ----------     ----------     ----------     ----------     ----------
AIM Global Real Estate Fund(1)                N/A            N/A            N/A            N/A            N/A            N/A
AIM High Yield Fund                    $  720,027     $  138,959     $  756,717     $  129,415     $  900,144     $  163,249
AIM Income Fund                           553,819        110,555        420,419         75,260        719,480        130,523
AIM Intermediate Government Fund          802,576        151,406      2,025,052        362,569      1,659,371        300,212
AIM Limited Maturity Treasury Fund         56,752         15,176        320,512         93,147      1,032,517        262,205
AIM Money Market Fund                         N/A            N/A            N/A            N/A            N/A            N/A
AIM Municipal Bond Fund                   223,518         45,714        344,744         60,271        370,282         67,279
AIM Real Estate Fund                    2,083,610        370,490        953,351        162,429        574,475         94,833
AIM Short Term Bond Fund(2)                16,570          3,646            N/A            N/A            N/A            N/A
AIM Total Return Bond Fund                280,240         52,886        307,195         56,983         76,644         13,297



(1)  Commenced operations on April 29, 2005.



(2)  Commenced operations on August 30, 2002.


         The following chart reflects the contingent deferred sales charges paid by Class A (for AIM Money Market Fund, AIM Cash Reserve Shares), Class B, Class C and Class R shareholders and retained by AIM Distributors for the last three fiscal years ended July 31:


                                           2004           2003           2002
                                        ----------     ----------     ----------
AIM Global Real Estate Fund(1)                 N/A            N/A            N/A
AIM High Yield Fund                     $  570,508     $   45,207     $  287,974
AIM Income Fund(2)                          35,270         20,109         73,150
AIM Intermediate Government Fund(2)        304,935        466,622        283,571
AIM Limited Maturity Treasury Fund             748         26,131         82,921
AIM Money Market Fund(2)                   893,244      2,634,165      5,957,473
AIM Municipal Bond Fund                     37,766         90,868         97,058
AIM Real Estate Fund                       141,054         28,827          4,318
AIM Short Term Bond Fund(3)                  4,233          5,546            N/A
AIM Total Return Bond Fund                   5,019          2,679             14



(1)   Commenced operations on April 29, 2005.



(2) Information on Class R shares in the table above is for the period June 3, 2002 (the date Class R shares commenced operations) to July 31, 2002.



(3)   Commenced operations on August 30, 2002.

                                   APPENDIX N


                                PERFORMANCE DATA


AVERAGE ANNUAL TOTAL RETURNS


The average annual total returns (including sales loads) for each Fund, with respect to its Class A shares for the one, five and ten year periods (or since inception if less than ten years) ended January 31 are as follows:



                                                             PERIOD ENDED
                                                           JANUARY 31, 2005

                                                                                  SINCE     INCEPTION
          CLASS A SHARES:                   1 YEAR     5 YEARS     10 YEARS     INCEPTION      DATE
          --------------                    ------     -------     --------     ---------   ---------
AIM Global Real Estate Fund(1)
AIM High Yield Fund                                                                          07/11/78
AIM Income Fund                                                                              05/03/68
AIM Intermediate Government Fund                                                             04/28/87
AIM Limited Maturity Treasury Fund                                                           12/15/87
AIM Municipal Bond Fund                                                                      03/28/77
AIM Real Estate Fund                                                                         12/31/96
AIM Short Term Bond Fund(2)                                                                  08/30/02(3)
AIM Total Return Bond Fund                                                                   12/31/01



(1)      Commenced operations on April 29, 2005.



(2) The returns shown for these periods are the blended returns of the historical performance of the Fund's Class A shares since April 30, 2004 and the restated historical performance of the Fund's Class C shares (for the periods prior to April 30, 2004) at net asset value and reflect the higher Rule 12b-1 fees applicable to the Class C shares.



(3) The inception date shown in the table is that of AIM Short Term Bond Fund's Class C shares. The inception date of AIM Short Term Bond Fund's Class A shares is April 30, 2004.



         The average annual total return for AIM Cash Reserve Shares of AIM Money Market Fund for the one year period ended January 31, 2005, was 0.55%; for the five year period ended January 31, 2005, was 2.79%; and for the ten year period ended January 31, 2005 was 3.62%.



         The average annual total returns (including maximum applicable contingent deferred sales charge) for each Fund, with respect to its Class B shares, for the one, five and ten year periods (or since inception if less than ten years) ended January 31 are as follows:



                                                              PERIOD ENDED
                                                            JANUARY 31, 2005

                                                                                  SINCE     INCEPTION
          CLASS B SHARES:                   1 YEAR     5 YEARS     10 YEARS     INCEPTION      DATE
          --------------                    ------     -------     --------     ---------   ---------
AIM Global Real Estate Fund(1)
AIM High Yield Fund                                                                          09/01/93
AIM Income Fund                                                                              09/07/93
AIM Intermediate Government Fund                                                             09/07/93
AIM Money Market Fund                                                                        10/16/93
AIM Municipal Bond Fund                                                                      09/01/93
AIM Real Estate Fund                                                                         03/03/98
AIM Total Return Bond Fund                                                                   12/31/01



(1)   Commenced operations on April 29, 2005.

         The average annual total returns (including maximum applicable contingent deferred sales charge) for each Fund, with respect to its Class C shares, for the one, five and ten year periods (or since inception if less than ten years) ended January 31 are as follows:


                                                             PERIOD ENDED
                                                           JANUARY 31, 2005

                                                                                  SINCE     INCEPTION
          CLASS C SHARES:                   1 YEAR     5 YEARS     10 YEARS     INCEPTION      DATE
          --------------                    ------     -------     --------     ---------   ---------
AIM Global Real Estate Fund(1)
AIM High Yield Fund                                                                         08/04/97
AIM Income Fund                                                                             08/04/97
AIM Intermediate Government Fund                                                            08/04/97
AIM Money Market Fund                                                                       08/04/97
AIM Municipal Bond Fund                                                                     08/04/97
AIM Real Estate Fund                                                                        05/01/95
AIM Short Term Bond Fund*                                                                   08/30/02
AIM Total Return Bond Fund                                                                  12/31/01



(1)   Commenced operations on April 29, 2005.



         The average annual total returns (not including the 0.75% contingent deferred sales charge that may be imposed on a total redemption of retirement plan assets within the first year) for each Fund, with respect to its Class R shares, for the one, five and ten year periods (or since inception if less than ten years) ended January 31 are as follows:




                                                             PERIOD ENDED
                                                           JANUARY 31, 2005

                                                                                  SINCE     INCEPTION
          CLASS R SHARES:                   1 YEAR     5 YEARS     10 YEARS     INCEPTION      DATE
          --------------                    ------     -------     --------     ---------   ---------
AIM Global Real Estate Fund(1)
AIM Income Fund(2)                                                                          05/03/68
AIM Intermediate Government Fund(2)                                                         04/28/87
AIM Money Market Fund(2)                                                                    10/16/93
AIM Real Estate Fund(3)                                                                     12/31/96
AIM Short Term Bond Fund(3)                                                                 08/30/02
AIM Total Return Bond Fund(3)                                                               12/31/01



(1)      Commenced operations on April 29, 2005.



(2) The returns shown for these periods are the blended returns of the historical performance of the Fund's Class R shares since June 3, 2002 and the restated historical performance of the Fund's Class A shares (AIM Cash Reserve shares for AIM Money Market Fund) (for the periods prior to June 3, 2002) at net asset value, adjusted to reflect the higher Rule 12b-1 fees applicable to Class R shares.



(3) The returns shown for these periods are the blended returns of the historical performance of the Fund's Class R shares since April 30, 2004 and the restated historical performance of the Fund's Class A shares (Class C shares for AIM Short Term Bond Fund) (for the periods prior to April 30, 2004) at net asset value and reflect the higher Rule 12b-1 fees applicable to Class C shares for AIM Short Term Bond Fund and are adjusted to reflect the higher Rule12b-1 fees applicable to the Class R shares for AIM Real Estate Fund and AIM Total Return Bond Fund.



(4) The inception dates shown in the table are those of AIM Income Fund's, AIM Intermediate Government Fund's, AIM Real Estate Fund's and AIM Total Return Bond Fund's Class A shares, AIM Short Term Bond Fund's Class C shares and AIM Money Market Fund's AIM Cash Reserve Shares. The inception date of AIM Income Fund's, AIM Intermediate Government Fund's and AIM Money Market Fund's Class R shares is June 3, 2002. The inception date of AIM Real Estate Fund's, AIM Short Term Bond Fund's and AIM Total Return Bond Fund's Class R shares is April 30, 2004.

         The average annual total returns for AIM Limited Maturity Treasury Fund, with respect to its Class A3 shares, for the one, five and ten year period ended January 31 are as follows:



                                                               PERIOD ENDED
                                                            JANUARY 31, 2005(1)*

                                                                                   SINCE     INCEPTION
          CLASS A3 SHARES:                   1 YEAR     5 YEARS     10 YEARS     INCEPTION    DATE(2)
          ---------------                    ------     -------     --------     ---------   ---------
AIM Limited Maturity Treasury Fund                                                           12/15/87



(1) The returns shown for these periods are the blended returns of the historical performance of the Fund's Class A3 shares since October 31, 2002 and the restated historical performance of the Fund's Class A shares (for periods prior to October 31, 2002) at net asset value, adjusted to reflect the higher Rule 12b-1 fees applicable to Class A3 shares.



(2) The inception date shown in the table is that of the Fund's Class A shares. The inception date of the Fund's Class A3 shares is October 31, 2002.



         The average annual total returns for each Fund, with respect to its Investor Class shares, for the one, five and ten year periods (or since inception if less than ten years) ended January 31 are as follows:



                                                                  PERIOD ENDED
                                                              JANUARY 31, 2005(1)*

                                                                                   SINCE     INCEPTION
      INVESTOR CLASS SHARES:                 1 YEAR     5 YEARS     10 YEARS     INCEPTION    DATE(2)
      ---------------------                  ------     -------     --------     ---------   ---------
AIM High Yield Fund                                                                          07/11/78
AIM Income Fund                                                                              05/03/68
AIM Intermediate Government Fund                                                             04/28/87
AIM Money Market Fund*                                                                       10/16/93
AIM Municipal Bond Fund                                                                      03/28/77
AIM Real Estate Fund                                                                         12/31/96



(1) The returns shown for these periods are the blended returns of the historical performance of the Fund's Investor Class shares since September 30, 2003 and the restated historical performance of the Fund's Class A shares (AIM Cash Reserve Shares of AIM Money Market Fund) (for periods prior to September 30, 2003) at net asset value, and reflect the higher Rule 12b-1 fees applicable to Class A shares.



(2) The inception date shown is that of the Fund's Class A shares (AIM Cash Reserve Share of AIM Money Market Fund). The inception date of the Fund's Investor Class shares is September 30, 2003.

CUMULATIVE TOTAL RETURNS



         The cumulative total returns (including sales load) for each Fund with respect to its Class A shares for the one, five and ten year periods (or since inception, if less than ten years), ended January 31 are as follows:



                                                                  PERIOD ENDED
                                                                JANUARY 31, 2005

                                                                                    SINCE     INCEPTION
          CLASS A SHARES:                     1 YEAR     5 YEARS     10 YEARS     INCEPTION      DATE
          --------------                      ------     -------     --------     ---------   ---------
AIM Global Real Estate Fund(1)
AIM High Yield Fund                                                                            07/11/78
AIM Income Fund                                                                                05/03/68
AIM Intermediate Government Fund                                                               04/28/87
AIM Limited Maturity Treasury Fund                                                             12/15/87
AIM Municipal Bond Fund                                                                        03/28/77
AIM Real Estate Fund                                                                           12/31/96
AIM Short Term Bond Fund(2)                                                                    08/30/02(3)
AIM Total Return Bond Fund                                                                     12/31/01



(1)      Commended operations on April 29, 2005.



(2) The returns shown for these periods are the blended returns of the historical performance of the Fund's Class A shares since April 30, 2004 and the restated historical performance of the Fund's Class C shares (for the periods prior to April 30, 2004) at net asset value and reflect the higher Rule 12b-1 fees applicable to the Class C shares.



(3) The inception date shown in the table is that of AIM Short Term Bond Fund's Class C shares. The inception date of AIM Short Term Bond Fund's Class A shares is April 30, 2004.



         The cumulative total returns for AIM Cash Reserves Shares of AIM Money Market Fund for the one-year period ended January 31, 2005 was 0.64%; and for the five-year period ended January 31, 2005 was 16.92%; and since inception was 43.32%.



         The cumulative total returns (including maximum applicable contingent deferred sales charge) for each of the named Funds' Class B shares for the one, five and ten year periods (or since inception, if less than ten years), ended January 31 are as follows:



                                                                 PERIOD ENDED
                                                               JANUARY 31, 2005

                                                                                   SINCE     INCEPTION
          CLASS B SHARES:                    1 YEAR     5 YEARS     10 YEARS     INCEPTION     DATE
          --------------                     ------     -------     --------     ---------   ---------
AIM Global Real Estate Fund(1)
AIM High Yield Fund                                                                          09/01/93
AIM Income Fund                                                                              09/07/93
AIM Intermediate Government Fund                                                             09/07/93
AIM Money Market Fund                                                                        10/16/93
AIM Municipal Bond Fund                                                                      09/01/93
AIM Real Estate Fund                                                                         03/03/98
AIM Total Return Bond Fund                                                                   12/31/01



(1)   Commenced operations on April 29, 2005.

         The cumulative total returns (including maximum applicable contingent deferred sales charge) for each of the named Funds' Class C shares for the one, five and ten year periods (or since inception, if less than ten years), ended January 31 are as follows:



                                                                          PERIOD ENDED
                                                                        JANUARY 31, 2005

                                                                                           SINCE      INCEPTION
          CLASS C SHARES:                             1 YEAR     5 YEARS     10 YEARS     INCEPTION     DATE
          --------------                              ------     -------     --------     ---------   ---------
AIM Global Real Estate Fund(1)
AIM High Yield Fund                                                                                   08/04/97
AIM Income Fund                                                                                       08/04/97
AIM Intermediate Government Fund                                                                      08/04/97
AIM Money Market Fund                                                                                 08/04/97
AIM Municipal Bond Fund                                                                               08/04/97
AIM Real Estate Fund                                                                                  05/01/95
AIM Short Term Bond Fund*                                                                             08/30/02
AIM Total Return Bond Fund                                                                            12/31/01



(1)   Commenced operations on April 29, 2005.



         The cumulative total returns (not including the 0.75% contingent deferred sales charge that may be imposed on a total redemption of retirement plan assets within the first year) for each Fund, with respect to its Class R shares, for the one, five and ten year periods (or since inception if less than ten years) ended January 31 are as follows:



                                                                          PERIOD ENDED
                                                                        JANUARY 31, 2005

                                                                                            SINCE      INCEPTION
          CLASS R SHARES:                             1 YEAR     5 YEARS     10 YEARS     INCEPTION     DATE(4)
          --------------                              ------     -------     --------     ---------    ---------
AIM Global Real Estate Fund(1)
AIM Income Fund(2)                                                                                      05/03/68
AIM Intermediate Government Fund(2)                                                                     04/28/87
AIM Money Market Fund(2)                                                                                10/16/93
AIM Real Estate Fund(3)                                                                                 12/31/96
AIM Short Term Bond Fund(3)                                                                             08/30/02
AIM Total Return Bond Fund(3)                                                                           12/31/01



(1)      Commenced operations on April 29, 2005.



(2) The returns shown for these periods are the blended returns of the historical performance of the Fund's Class R shares since June 3, 2002 and the restated historical performance of the Fund's Class A shares (AIM Cash Reserve shares for AIM Money Market Fund) (for the periods prior to June 3, 2002) at net asset value, adjusted to reflect the higher Rule 12b-1 fees applicable to Class R shares.



(3) The returns shown for these periods are the blended returns of the historical performance of the Fund's Class R shares since April 30, 2004 and the restated historical performance of the Fund's Class A shares (Class C shares for AIM Short Term Bond Fund) (for the periods prior to April 30, 2004) at net asset value and reflect the higher Rule 12b-1 fees applicable to Class C shares for AIM Short Term Bond Fund and are adjusted to reflect the higher Rule 12b-1 fees applicable to the Class R shares for AIM Real Estate Fund and AIM Total Return Bond Fund.



(4) The inception date shown in the table is that of the AIM Income Fund's and AIM Intermediate Government Fund's, AIM Real Estate Fund's and AIM Total Return Bond Fund's Class A shares, AIM Short Term Bond Fund's Class C shares and AIM Money Market Fund is AIM Cash Reserve Shares. The inception date of AIM Income Fund's, AIM Intermediate Government Fund's and AIM Money Market Fund's Class R shares is June 3, 2002. The inception date of AIM Real Estate Fund's, AIM Short Term Bond Fund's and AIM Total Return Bond Fund's Class R shares is April 30, 2004.

         The cumulative annual total returns for AIM Limited Maturity Treasury Fund, with respect to its Class A3 shares, for the one, five and ten year periods ended January 31 are as follows:



                                                                          PERIOD ENDED
                                                                        JANUARY 31, 20051

                                                                                           SINCE      INCEPTION
         CLASS A3 SHARES:                             1 YEAR     5 YEARS     10 YEARS     INCEPTION    DATE(2)
         ---------------                              ------     -------     --------     ---------   ---------
AIM Limited Maturity Treasury Fund                                                                    12/15/87



(1) The returns shown for these periods are the blended returns of the historical performance of the Fund's Class A3 shares since October 31, 2002 and the restated historical performance of the Fund's Class A shares (for periods prior to October 31, 2002) at net asset value, adjusted to reflect the higher Rule 12b-1 fees applicable to Class A3 shares.



(2) The inception date shown in the table is that of the Fund's Class A shares. The inception date of the Fund's Class A3 shares is October 31, 2002.



         The cumulative annual total returns for each Fund, with respect to its Investor Class shares, for the one, five and ten year periods (or since inception if less than ten years) ended July 31, 2004 are as follows:



                                                                          PERIOD ENDED
                                                                        JANUARY 31, 2005(1)

                                                                                            SINCE     INCEPTION
      INVESTOR CLASS SHARES:                          1 YEAR     5 YEARS     10 YEARS     INCEPTION    DATE(2)
      ---------------------                           ------     -------     --------     ---------   ---------
AIM High Yield Fund                                                                                   07/11/78
AIM Income Fund                                                                                       05/03/68
AIM Intermediate Government Fund                                                                      04/28/87
AIM Money Market Fund                                                                                 10/16/93
AIM Municipal Bond Fund                                                                               03/28/77
AIM Real Estate Fund                                                                                  12/31/96



(1) The returns shown for these periods are the blended returns of the historical performance of the Fund's Investor Class shares since September 30, 2003 and the restated historical performance of the Fund's Class A shares (AIM Cash Reserve Shares of AIM Money Market
         Fund) (for periods prior to September 30, 2003) at net asset value, and reflect the higher Rule 12b-1 fees applicable to Class A shares.



(2) The inception date shown is that of the Fund's Class A shares (AIM Cash Reserve Shares of AIM Money Market Fund). The Inception date of the Funds' Investor Class shares is September 30, 2003.

AVERAGE ANNUAL TOTAL RETURN (AFTER TAXES ON DISTRIBUTION)


         The average annual total returns (after taxes on distributions and including sales load) for each Fund, with respect to its Class A shares, for the one, five and ten year periods (or since inception if less than ten years) ended January 31 are as follows:



                                                                          PERIOD ENDED
                                                                        JANUARY 31, 2005

                                                                                           SINCE      INCEPTION
          CLASS A SHARES:                             1 YEAR     5 YEARS     10 YEARS     INCEPTION     DATE
          --------------                              ------     -------     --------     ---------   ---------
AIM Global Real Estate Fund(1)
AIM High Yield Fund                                                                                   07/11/78
AIM Income Fund                                                                                       05/03/68
AIM Intermediate Government Fund                                                                      04/28/87
AIM Limited Maturity Treasury Fund                                                                    12/15/87
AIM Municipal Bond Fund                                                                               03/28/77
AIM Real Estate Fund                                                                                  12/31/96
AIM Short Term Bond Fund(2)                                                                           08/30/02(3)
AIM Total Return Bond Fund                                                                            12/31/01



(1)      Commenced operations on April 29, 2005.



(2) The returns shown for these periods are the blended returns of the historical performance of the Fund's Class A shares since April 30, 2004 and the restated historical performance of the Fund's Class C shares (for the periods prior to April 30, 2004) at net asset value and reflect the higher Rule 12b-1 fees applicable to the Class C shares.



(3) The inception date shown in the table is that of AIM Short Term Bond Fund's Class C shares. The inception date of AIM Short Term Bond Fund's Class A shares is April 30, 2004.



         The average annual total returns (after taxes on distributions and including maximum applicable contingent deferred sales charge) for each Fund, with respect to its Class B shares, for the one, five and ten year periods (or since inception if less than ten years) ended January 31 are as follows:



                                                                          PERIOD ENDED
                                                                        JANUARY 31, 2005

                                                                                            SINCE     INCEPTION
          CLASS B SHARES:                             1 YEAR     5 YEARS     10 YEARS     INCEPTION      DATE
          --------------                              ------     -------     --------     ---------   ---------
AIM Global Real Estate Fund(1)
AIM High Yield Fund                                                                                   09/01/93
AIM Income Fund                                                                                       09/07/93
AIM Intermediate Government Fund                                                                      09/07/93
AIM Municipal Bond Fund                                                                               09/01/93
AIM Real Estate Fund                                                                                  03/03/98
AIM Total Return Bond Fund                                                                            12/31/01



(1)    Commenced operations on April 29, 2005.

         The average annual total returns (after taxes on distributions and including maximum applicable contingent deferred sales charge) for each Fund, with respect to its Class C shares, for the one, five and ten year periods (or since inception if less than ten years) ended January 31, 2004 are as follows:



                                                                          PERIOD ENDED
                                                                        JANUARY 31, 2005

                                                                                            SINCE     INCEPTION
          CLASS C SHARES:                             1 YEAR     5 YEARS     10 YEARS     INCEPTION     DATE
          --------------                              ------     -------     --------     ---------   ---------
AIM Global Real Estate Fund(1)
AIM High Yield Fund                                                                                   08/04/97
AIM Income Fund                                                                                       08/04/97
AIM Intermediate Government Fund                                                                      08/04/97
AIM Municipal Bond Fund                                                                               08/04/97
AIM Real Estate Fund                                                                                  05/01/95
AIM Short Term Bond Fund                                                                              08/30/02
AIM Total Return Bond Fund                                                                            12/31/01



(1)     Commenced operations on April 29, 2005.



         The average annual total returns (after taxes on distributions) for AIM Limited Maturity Treasury Fund, with respect to its Class A3 shares, for the one, five and ten year periods ended January 31 are as follows:



                                                                          PERIOD ENDED
                                                                        JANUARY 31, 20051

                                                                                            SINCE     INCEPTION
         CLASS A3 SHARES:                             1 YEAR     5 YEARS     10 YEARS     INCEPTION    DATE(2)
         ---------------                              ------     -------     --------     ---------   ---------
AIM Limited Maturity Treasury Fund                                                                    12/15/87



(1) The returns shown for these periods are the blended returns of the historical performance of the Fund's Class A3 shares since October 31, 2002 and the restated historical performance of the Fund's Class A shares (for periods prior to October 31, 2002) at net asset value, adjusted to reflect the higher Rule 12b-1 fees applicable to Class A3 shares.



(2) The inception date shown in the table is that of the Fund's Class A shares. The inception date of the Fund's Class A3 shares is October 31, 2002.



         The average annual total returns (after taxes on distributions) for each Fund, with respect to its Investor Class shares, for the one, five and ten year periods (or since inception if less than ten years) ended January 31 are as follows:



                                                                          PERIOD ENDED
                                                                        JANUARY 31, 20051

                                                                                           SINCE      INCEPTION
      INVESTOR CLASS SHARES:                          1 YEAR     5 YEARS     10 YEARS     INCEPTION    DATE(2)
      ---------------------                           ------     -------     --------     ---------   ---------
AIM High Yield Fund                                                                                   07/11/78
AIM Income Fund                                                                                       05/03/68
AIM Intermediate Government Fund                                                                      04/28/87
AIM Municipal Bond Fund                                                                               03/28/77
AIM Real Estate Fund                                                                                  12/31/96

(1) The returns shown for these periods are the blended returns of the historical performance of the Fund's Investor Class shares since September 30, 2003 and the restated historical performance of the Fund's Class A shares (AIM Cash Reserve Shares of AIM Money Market
         Fund) (for periods prior to September 30, 2003) at net asset value, and reflect the higher Rule 12b-1 fees applicable to Class A shares.



(2) The inception date shown is that of the Fund's Class A shares (AIM Cash Reserve Share of AIM Money Market Fund). The inception date of the Fund's Investor Class shares is September 30, 2003.


AVERAGE ANNUAL TOTAL RETURNS (AFTER TAXES ON DISTRIBUTIONS AND REDEMPTION)


         The average annual total returns (after taxes on distributions and redemption and including sales loads) for each Fund, with respect to its Class A shares, for the one, five and ten year periods (or since inception if less than ten years) ended January 31 are as follows:



                                                                          PERIOD ENDED
                                                                        JANUARY 31, 2005

                                                                                           SINCE      INCEPTION
          CLASS A SHARES:                             1 YEAR     5 YEARS     10 YEARS     INCEPTION     DATE
          --------------                              ------     -------     --------     ---------   ---------
AIM Global Real Estate Fund(1)                                                                        07/11/78
AIM High Yield Fund
AIM Income Fund                                                                                       05/03/68
AIM Intermediate Government Fund                                                                      04/28/87
AIM Limited Maturity Treasury Fund                                                                    12/15/87
AIM Municipal Bond Fund                                                                               03/28/77
AIM Real Estate Fund                                                                                  12/31/96
AIM Short Term Bond Fund(2)                                                                           08/30/02(3)
AIM Total Return Bond Fund                                                                            12/31/01



(1)      Commenced operations on April 29, 2005.



(2) The returns shown for these periods are the blended returns of the historical performance of the Fund's Class A shares since April 30, 2004 and the restated historical performance of the Fund's Class C shares (for the periods prior to April 30, 2004) at net asset value and reflect the higher Rule 12b-1 fees applicable to the Class C shares.



(3) The inception date shown in the table is that of AIM Short Term Bond Fund's Class C shares. The inception date of AIM Short Term Bond Fund's Class A shares is April 30, 2004.



         The average annual total returns (after taxes on distributions and redemption and including maximum applicable contingent deferred sales charge) for each Fund, with respect to its Class B shares, for the one, five and ten year periods (or since inception if less than ten years) ended January 31 are as follows:



                                                                          PERIOD ENDED
                                                                        JANUARY 31, 2005

                                                                                            SINCE     INCEPTION
          CLASS B SHARES:                             1 YEAR     5 YEARS     10 YEARS     INCEPTION      DATE
          --------------                              ------     -------     --------     ---------   ---------
AIM Global Real Estate Fund(1)
AIM High Yield Fund                                                                                   09/01/93
AIM Income Fund                                                                                       09/07/93
AIM Intermediate Government Fund                                                                      09/07/93
AIM Municipal Bond Fund                                                                               09/01/93
AIM Real Estate Fund                                                                                  03/03/98
AIM Total Return Bond Fund                                                                            12/31/01



(1)      Commenced operations on April 29, 2005.

         The average annual total returns (after taxes on distributions and redemption and including maximum applicable contingent deferred sales charge) for each Fund, with respect to its Class C shares, for the one, five and ten year periods (or since inception if less than ten years) ended January 31 are as follows:



                                                                          PERIOD ENDED
                                                                        JANUARY 31, 2005

                                                                                            SINCE     INCEPTION
          CLASS C SHARES:                             1 YEAR     5 YEARS     10 YEARS     INCEPTION     DATE
          --------------                              ------     -------     --------     ---------   ---------
AIM Global Real Estate Fund(1)
AIM High Yield Fund                                                                                   08/04/97
AIM Income Fund                                                                                       08/04/97
AIM Intermediate Government Fund                                                                      08/04/97
AIM Municipal Bond Fund                                                                               08/04/97
AIM Real Estate Fund                                                                                  05/01/95
AIM Short Term Bond Fund                                                                              08/30/02
AIM Total Return Bond Fund                                                                            12/31/01



(1)      Commenced operations on April 29, 2005.



         The average annual total returns (after taxes on distributions and redemption) for AIM Limited Maturity Treasury Fund, with respect to its Class A3 shares, for the one, five and ten year periods ended January 31 are as follows:



                                                                          PERIOD ENDED
                                                                        JANUARY 31, 2005(1)

                                                                                            SINCE     INCEPTION
         CLASS A3 SHARES:                             1 YEAR     5 YEARS     10 YEARS     INCEPTION    DATE(2)
         ---------------                              ------     -------     --------     ---------   ---------
AIM Limited Maturity Treasury Fund                                                                    12/15/87



(1) The returns shown for these periods are the blended returns of the historical performance of the Fund's Class A3 shares since October 31, 2002 and the restated historical performance of the Fund's Class A shares (for periods prior to October 31, 2002) at net asset value, adjusted to reflect the higher Rule 12b-1 fees applicable to Class A3 shares.



(2) The inception date shown in the table is that of the Fund's Class A shares. The inception date of the Fund's Class A3 shares is October 31, 2002.



         The average annual total returns (after taxes on distributions and redemption) for each Fund, with respect to its Investor Class shares, for the one, five and ten year periods (or since inception if less than ten years) ended January 31 are as follows:



                                                                          PERIOD ENDED
                                                                        JANUARY 31, 2005(1)

                                                                                           SINCE      INCEPTION
      INVESTOR CLASS SHARES:                          1 YEAR     5 YEARS     10 YEARS     INCEPTION    DATE(2)
      ---------------------                           ------     -------     --------     ---------   ---------
AIM High Yield Fund                                                                                   07/11/78
AIM Income Fund                                                                                       05/03/68
AIM Intermediate Government Fund                                                                      04/28/87
AIM Municipal Bond Fund                                                                               03/28/77
AIM Real Estate Fund                                                                                  12/31/96

(1) The returns shown for these periods are the blended returns of the historical performance of the Fund's Investor Class shares since September 30, 2003 and the restated historical performance of the Fund's Class A shares (AIM Cash Reserve Shares of AIM Money Market
         Fund) (for periods prior to September 30, 2003) at net asset value, and reflect the higher Rule 12b-1 fees applicable to Class A shares.


(2) The inception date shown is that of the Fund's Class A shares (AIM Cash Reserve Share of AIM Money Market Fund). The inception date of the Fund's Investor Class shares is September 30, 2003.

YIELDS

         The 30-day SEC yields for each of the named Funds are as follows:


                                                                 30 DAYS ENDED
                                                                   JANUARY 31, 2005
                                                       CLASS     CLASS        CLASS     CLASS    INVESTOR
                                                        A(1)       B            C         R      CLASS(2)
                                                       ------    -----        -----     -----   ---------
AIM Global Real Estate Fund(3)
AIM High Yield Fund
AIM Income Fund
AIM Intermediate Government Fund
AIM Limited Maturity Treasury Fund
AIM Municipal Bond Fund
AIM Real Estate Fund
AIM Short Term Bond Fund
AIM Total Return Bond Fund



(1)      For Class A3 shares of AIM Limited Maturity Treasury Fund.



(2)      Commenced operations on September 30, 2003.



(3)      Commenced operations on April 29, 2005.


         The tax equivalent yield, assuming a tax rate of 35% for Class A shares, Class B shares, Class C shares and Investor Class shares of AIM Municipal Bond Fund are as follows:


                                                                                  TAX-EQUIVALENT YIELD
                                                                                     JANUARY 31, 2005
                                                                                                       INVESTOR
                                                              CLASS A      CLASS B        CLASS C      CLASS(1)
                                                              -------      -------        -------      --------
AIM Municipal Bond Fund


(1)    Commenced operations on September 30, 2003.


         The 7-day annualized yield for AIM Cash Reserve Shares, Class B shares, Class C shares, Class R shares and Investor Class shares of AIM Money Market Fund are as follows:



                                                                            7 DAYS ENDED
                                                                          JANUARY 31, 2005
                                                                                                         INVESTOR
                                            CASH RESERVE         CLASS B        CLASS C     CLASS R      CLASS(1)
                                            ------------         -------        -------     -------      --------
         AIM Money Market Fund

         7 days ended January 31, 2005


(1)    Commenced operations on September 30, 2003.

DISTRIBUTION RATES

         The distribution rates at offering price for each of the named Funds are as follows:


                                                                   30 DAYS ENDED
                                                                   JANUARY 31, 2005
                                                                                                         INVESTOR
         30-DAY:                                 CLASS A(1)     CLASS B        CLASS C      CLASS R      CLASS(2)
         -------                                 ----------     -------        -------      -------      --------
         AIM Global Real Estate Fund(3)
         AIM High Yield Fund
         AIM Income Fund
         AIM Intermediate Government Fund
         AIM Limited Maturity Treasury Fund
         AIM Municipal Bond Fund
         AIM Short Term Bond Fund
         AIM Total Return Bond Fund



         30 days ended January 31, 2005


(1)      For Class A3 shares of AIM Limited Maturity Treasury Fund.


(2)      Commenced operations on September 30, 2003.



(3)      Commenced operations on April 29, 2005.



                                                                   90 DAYS ENDED
                                                                   JANUARY 31, 2005
                                                                                                       INVESTOR
         90-DAY:                                 CLASS A      CLASS B        CLASS C      CLASS R      CLASS(1)
         -------                                 -------      -------        -------      -------      --------

         AIM Real Estate Fund



         90 days ended January 31, 2005


(1)      Commenced operations on September 30, 2003.


                                                                   12 MONTHS ENDED
                                                                   JANUARY 31, 2005
                                                                                                       INVESTOR
         12-MONTH:                               CLASS A(1)   CLASS B        CLASS C      CLASS R        CLASS
         ---------                               ----------   -------        -------      -------      --------
         AIM Global Real Estate Fund(2)
         AIM High Yield Fund                                                                                N/A
         AIM Income Fund                                                                                    N/A
         AIM Intermediate Government Fund                                                                   N/A
         AIM Limited Maturity Treasury Fund                                                                 N/A
         AIM Municipal Bond Fund                                                                            N/A
         AIM Short Term Bond Fund                                                                           N/A
         AIM Total Return Bond Fund                                                                         N/A


         12 months ended January 31, 2005.


(1)   For Class A3 shares of AIM Limited Maturity Treasury Fund.


(2)   Commenced operations on April 29, 2005.

                                  APPENDIX O-1
                    PENDING LITIGATION ALLEGING MARKET TIMING

         The following civil lawsuits, including purported class action and shareholder derivative suits, involve, depending on the lawsuit, one or more AIM Funds, IFG, AIM, AIM Management, AMVESCAP, certain related entities, certain of their current and former officers and/or certain unrelated third parties and make allegations that are similar in many respects to those in the settled regulatory actions brought by the SEC, the NYAG and the COAG, concerning market timing activity in the AIM Funds. These lawsuits either have been served or have had service of process waived as of January 18, 2005.



         RICHARD LEPERA, ON BEHALF OF HIMSELF AND ALL OTHERS SIMILARLY SITUATED,
         V. INVESCO FUNDS GROUP, INC., INVESCO STOCK FUNDS, INC., INVESCO BOND FUNDS, INC., INVESCO SECTOR FUNDS, INC. AND DOE DEFENDANTS 1-100, in the District Court, City and County of Denver, Colorado, (Civil Action No. 03-CV-7600), filed on October 2, 2003. This claim alleges: common law breach of fiduciary duty; common law breach of contract; and common law tortious interference with contract. The plaintiff in this case is seeking: compensatory and punitive damages; injunctive relief; disgorgement of revenues and profits; and costs and expenses, including counsel fees and expert fees.



         MIKE SAYEGH, ON BEHALF OF THE GENERAL PUBLIC, V. JANUS CAPITAL CORPORATION, JANUS CAPITAL MANAGEMENT LLC, JANUS INVESTMENT FUND, EDWARD J. STERN, CANARY CAPITAL PARTNERS LLC, CANARY INVESTMENT MANAGEMENT LLC, CANARY CAPITAL PARTNERS LTD., KAPLAN & CO. SECURITIES INC., BANK ONE CORPORATION, BANC ONE INVESTMENT ADVISORS, THE ONE GROUP MUTUAL FUNDS, BANK OF AMERICA CORPORATION, BANC OF AMERICA CAPITAL MANAGEMENT LLC, BANC OF AMERICA ADVISORS LLC, NATIONS FUND INC., ROBERT
         H. GORDON, THEODORE H. SIHPOL III, CHARLES D. BRYCELAND, SECURITY TRUST COMPANY, STRONG CAPITAL MANAGEMENT INC., JB OXFORD & COMPANY, ALLIANCE CAPITAL MANAGEMENT HOLDING L.P., ALLIANCE CAPITAL MANAGEMENT L.P., ALLIANCE CAPITAL MANAGEMENT CORPORATION, AXA FINANCIAL INC., ALLIANCEBERNSTEIN REGISTRANTS, GERALD MALONE, CHARLES SCHAFFRAN, MARSH & MCLENNAN COMPANIES, INC., PUTNAM INVESTMENTS TRUST, PUTNAM INVESTMENT MANAGEMENT LLC, PUTNAM INVESTMENT FUNDS, AND DOES 1-500, in the Superior Court of the State of California, County of Los Angeles (Case No. BC304655), filed on October 22, 2003 and amended on December 17, 2003 to substitute INVESCO Funds Group, Inc. and Raymond R. Cunningham for unnamed Doe defendants. This claim alleges unfair business practices and violations of Sections 17200 and 17203 of the California Business and Professions Code. The plaintiff in this case is seeking: injunctive relief; restitution, including pre-judgment interest; an accounting to determine the amount to be returned by the defendants and the amount to be refunded to the public; the creation of an administrative process whereby injured customers of the defendants receive their losses; and counsel fees.



         RAJ SANYAL, DERIVATIVELY ON BEHALF OF NATIONS INTERNATIONAL EQUITY FUND, V. WILLIAM P. CARMICHAEL, WILLIAM H. GRIGG, THOMAS F. KELLER, CARL E. MUNDY, JR., CORNELIUS J. PINGS, A. MAX WALKER, CHARLES B. WALKER, EDMUND L. BENSON, III, ROBERT H. GORDON, JAMES B. SOMMERS, THOMAS S. WORD, JR., EDWARD D. BEDARD, GERALD MURPHY, ROBERT B. CARROLL, INVESCO GLOBAL ASSET MANAGEMENT, PUTNAM INVESTMENT MANAGEMENT, BANK OF AMERICA CORPORATION, MARSICO CAPITAL MANAGEMENT, LLC, BANC OF AMERICA ADVISORS, LLC, BANC OF AMERICA CAPITAL MANAGEMENT, LLC, AND NATIONS FUNDS TRUST, in the Superior Court Division, State of North Carolina (Civil Action No. 03-CVS-19622), filed on November 14, 2003.

         This claim alleges common law breach of fiduciary duty; abuse of control; gross mismanagement; waste of fund assets; and unjust enrichment. The plaintiff in this case is seeking: injunctive relief, including imposition of a constructive trust; damages; restitution and disgorgement; and costs and expenses, including counsel fees and expert fees.



         L. SCOTT KARLIN, DERIVATIVELY ON BEHALF OF INVESCO FUNDS GROUP, INC. V. AMVESCAP, PLC, INVESCO, INC., CANARY CAPITAL PARTNERS, LLC, CANARY INVESTMENT MANAGEMENT, LLC, AND CANARY CAPITAL PARTNERS, LTD., in the United States District Court, District of Colorado (Civil Action No. 03-MK-2406), filed on November 28, 2003. This claim alleges violations of Section 36(b) of the Investment Company Act of 1940 ("Investment Company Act"), and common law breach of fiduciary duty. The plaintiff in this case is seeking damages and costs and expenses, including counsel fees and expert fees.



         RICHARD RAVER, INDIVIDUALLY AND ON BEHALF OF ALL OTHERS SIMILARLY SITUATED, V. INVESCO FUNDS GROUP, INC., INVESCO STOCK FUNDS, INC, AIM MANAGEMENT GROUP, INC., AIM STOCK FUNDS, AIM STOCK FUNDS, INC., AMVESCAP PLC, INVESCO ADVANTAGE HEALTH SCIENCES FUND, INVESCO CORE EQUITY FUND, INVESCO DYNAMICS FUND, INVESCO ENERGY FUND, INVESCO FINANCIAL SERVICES FUND, INVESCO GOLD & PRECIOUS METALS FUND, INVESCO HEALTH SCIENCES FUND, INVESCO INTERNATIONAL CORE EQUITY FUND, INVESCO LEISURE FUND, INVESCO MID-CAP GROWTH FUND, INVESCO MULTI-SECTOR FUND, INVESCO S&P 500 INDEX FUND, INVESCO SMALL COMPANY GROWTH FUND, INVESCO TECHNOLOGY FUND, INVESCO TOTAL RETURN FUND, INVESCO UTILITIES FUND, INVESCO ADVANTAGE FUND, INVESCO BALANCED FUND, INVESCO EUROPEAN FUND, INVESCO GROWTH FUND, INVESCO HIGH YIELD FUND, INVESCO GROWTH & INCOME FUND, INVESCO INTERNATIONAL BLUE CHIP VALUE FUND, INVESCO REAL ESTATE OPPORTUNITY FUND, INVESCO SELECT FUND, INVESCO TAX-FREE BOND FUND, INVESCO TELECOMMUNICATIONS FUND, INVESCO U.S. GOVERNMENT SECURITIES FUND, INVESCO VALUE FUND, EDWARD J. STERN, CANARY INVESTMENT MANAGEMENT, LLC, CANARY CAPITAL PARTNERS, LTD., CANARY CAPITAL PARTNERS, LLC, AND DOES 1-100, in the United States District Court, District of Colorado (Civil Action No. 03-F-2441), filed on December 2, 2003. This claim alleges violations of: Sections 11 and 15 of the Securities Act of 1933 (the "Securities Act"); Sections 10(b) and 20(a) of the Securities Exchange Act of 1934 (the "Exchange Act"); Rule 10b-5 under the Exchange Act; and Sections 34(b), 36(a) and 36(b) of the Investment Company Act. The claim also alleges common law breach of fiduciary duty. The plaintiffs in this case are seeking: damages; pre-judgment and post-judgment interest; counsel fees and expert fees; and other relief.



         JERRY FATTAH, CUSTODIAN FOR BASIM FATTAH, INDIVIDUALLY AND ON BEHALF OF ALL OTHERS SIMILARLY SITUATED, V. INVESCO ADVANTAGE HEALTH SCIENCES FUND, INVESCO CORE EQUITY FUND, INVESCO DYNAMICS FUND, INVESCO ENERGY FUND, INVESCO FINANCIAL SERVICES FUND, INVESCO GOLD & PRECIOUS METALS FUND, INVESCO HEALTH SCIENCES FUND, INVESCO INTERNATIONAL CORE EQUITY FUND (FORMERLY KNOWN AS INTERNATIONAL BLUE CHIP VALUE FUND), INVESCO LEISURE FUND, INVESCO MID-CAP GROWTH FUND, INVESCO MULTI-SECTOR FUND, AIM INVESCO S&P 500 INDEX FUND, INVESCO SMALL COMPANY GROWTH FUND, INVESCO TECHNOLOGY FUND, INVESCO TOTAL RETURN FUND, INVESCO UTILITIES FUND, AIM MONEY MARKET FUND, AIM INVESCO TAX-FREE MONEY FUND, AIM INVESCO TREASURER'S MONEY MARKET RESERVE FUND, AIM INVESCO TREASURER'S TAX-EXEMPT RESERVE FUND, AIM INVESCO U.S. GOVERNMENT MONEY FUND, INVESCO ADVANTAGE FUND, INVESCO BALANCED FUND, INVESCO EUROPEAN FUND, INVESCO

         GROWTH FUND, INVESCO HIGH YIELD FUND, INVESCO GROWTH & INCOME FUND, INVESCO REAL ESTATE OPPORTUNITY FUND, INVESCO SELECT INCOME FUND, INVESCO TAX-FREE BOND FUND, INVESCO TELECOMMUNICATIONS FUND, INVESCO U.S. GOVERNMENT SECURITIES FUND, INVESCO VALUE FUND, INVESCO, INVESCO LATIN AMERICAN GROWTH FUND (COLLECTIVELY KNOWN AS THE "INVESCO FUNDS"), AIM STOCK FUNDS, AIM COUNSELOR SERIES TRUST, AIM SECTOR FUNDS INC., AIM BOND FUNDS INC., AIM COMBINATION STOCK AND BOND FUNDS INC., AIM MONEY MARKET FUNDS INC., AIM INTERNATIONAL FUNDS INC. (COLLECTIVELY KNOWN AS THE "INVESCO FUNDS REGISTRANTS"), AMVESCAP PLC, INVESCO FUNDS GROUP INC., TIMOTHY MILLER, RAYMOND CUNNINGHAM, THOMAS KOLBE, EDWARD STERN, AMERICAN SKANDIA INC., BREAN MURRAY & CO., INC., CANARY CAPITAL PARTNERS, LLC, CANARY INVESTMENT MANAGEMENT, LLC, CANARY CAPITAL PARTNERS, LTD., AND JOHN DOES 1-100, in the United States District Court, District of Colorado (Civil Action No. 03-F-2456), filed on December 4, 2003. This claim alleges violations of: Sections 11 and 15 of Securities Act; Sections 10(b) and 20(a) of the Exchange Act; Rule 10b-5 under the Exchange Act; and Section 206 of the Investment Advisers Act of 1940, as amended (the "Advisers Act"). The plaintiffs in this case are seeking: compensatory damages; rescission; return of fees paid; accounting for wrongfully gotten gains, profits and compensation; restitution and disgorgement; and other costs and expenses, including counsel fees and expert fees.



         EDWARD LOWINGER AND SHARON LOWINGER, INDIVIDUALLY AND ON BEHALF OF ALL OTHERS SIMILARLY SITUATED, V. INVESCO ADVANTAGE HEALTH SCIENCES FUND, INVESCO CORE EQUITY FUND, INVESCO DYNAMICS FUND, INVESCO ENERGY FUND, INVESCO FINANCIAL SERVICES FUND, INVESCO GOLD & PRECIOUS METALS FUND, INVESCO HEALTH SCIENCES FUND, INVESCO INTERNATIONAL CORE EQUITY FUND (FORMERLY KNOWN AS INTERNATIONAL BLUE CHIP VALUE FUND), INVESCO LEISURE FUND, INVESCO MID-CAP GROWTH FUND, INVESCO MULTI-SECTOR FUND, AIM INVESCO S&P 500 INDEX FUND, INVESCO SMALL COMPANY GROWTH FUND, INVESCO TECHNOLOGY FUND, INVESCO TOTAL RETURN FUND, INVESCO UTILITIES FUND, AIM MONEY MARKET FUND, AIM INVESCO TAX-FREE MONEY FUND, AIM INVESCO TREASURER'S MONEY MARKET RESERVE FUND, AIM INVESCO TREASURER'S TAX-EXEMPT RESERVE FUND, AIM INVESCO U.S. GOVERNMENT MONEY FUND, INVESCO ADVANTAGE FUND, INVESCO BALANCED FUND, INVESCO EUROPEAN FUND, INVESCO GROWTH FUND, INVESCO HIGH-YIELD FUND, INVESCO GROWTH & INCOME FUND, INVESCO REAL ESTATE OPPORTUNITY FUND, INVESCO SELECT INCOME FUND, INVESCO TAX-FREE BOND FUND, INVESCO TELECOMMUNICATIONS FUND, INVESCO U.S. GOVERNMENT SECURITIES FUND, INVESCO VALUE FUND, INVESCO; INVESCO LATIN AMERICAN GROWTH FUND (COLLECTIVELY KNOWN AS THE "INVESCO FUNDS"), AIM STOCK FUNDS, AIM COUNSELOR SERIES TRUST, AIM SECTOR FUNDS INC., AIM BOND FUNDS INC., AIM COMBINATION STOCK AND BOND FUNDS INC., AIM MONEY MARKET FUNDS INC., AIM INTERNATIONAL FUNDS INC. (COLLECTIVELY KNOWN AS THE "INVESCO FUNDS REGISTRANTS"), AMVESCAP PLC, INVESCO FUNDS GROUP, INC., TIMOTHY MILLER, RAYMOND CUNNINGHAM, THOMAS KOLBE, EDWARD J. STERN, AMERICAN SKANDIA INC., BREAN MURRAY & CO., INC., CANARY CAPITAL PARTNERS, LLC, CANARY INVESTMENT MANAGEMENT, LLC, CANARY CAPITAL PARTNERS, LTD., AND JOHN DOES 1-100, in the United States District Court, Southern District of New York (Civil Action No. 03-CV-9634), filed on December 4, 2003. This claim alleges violations of: Sections 11 and 15 of the Securities Act; Sections 10(b) and 20(a) of the Exchange Act; Rule 10b-5 under the Exchange Act; and Section 206 of the Advisers Act. The plaintiffs in this case are seeking: compensatory damages; rescission; return of fees paid; accounting for wrongfully gotten gains, profits and compensation; restitution and disgorgement; and other costs and expenses, including counsel fees and expert fees.

         JOEL GOODMAN, INDIVIDUALLY AND ON BEHALF OF ALL OTHERS SIMILARLY SITUATED, V. INVESCO FUNDS GROUP, INC. AND RAYMOND R. CUNNINGHAM, in the District Court, City and County of Denver, Colorado (Case Number 03CV9268), filed on December 5, 2003. This claim alleges common law breach of fiduciary duty and aiding and abetting breach of fiduciary duty. The plaintiffs in this case are seeking: injunctive relief; accounting for all damages and for all profits and any special benefits obtained; disgorgement; restitution and damages; costs and disbursements, including counsel fees and expert fees; and equitable relief.



         STEVEN B. EHRLICH, CUSTODIAN FOR ALEXA P. EHRLICH, UGTMA/FLORIDA, AND DENNY P. JACOBSON, INDIVIDUALLY AND ON BEHALF OF ALL OTHERS SIMILARLY SITUATED, V. INVESCO ADVANTAGE HEALTH SCIENCES FUND, INVESCO CORE EQUITY FUND, INVESCO DYNAMICS FUND, INVESCO ENERGY FUND, INVESCO FINANCIAL SERVICES FUND, INVESCO GOLD & PRECIOUS METALS FUND, INVESCO HEALTH SCIENCES FUND, INVESCO INTERNATIONAL CORE EQUITY FUND (FORMERLY KNOWN AS INTERNATIONAL BLUE CHIP VALUE FUND), INVESCO LEISURE FUND, INVESCO MID-CAP GROWTH FUND, INVESCO MULTI-SECTOR FUND, AIM INVESCO S&P 500 INDEX FUND, INVESCO SMALL COMPANY GROWTH FUND, INVESCO TECHNOLOGY FUND, INVESCO TOTAL RETURN FUND, INVESCO UTILITIES FUND, AIM MONEY MARKET FUND, AIM INVESCO TAX-FREE MONEY FUND, AIM INVESCO TREASURERS MONEY MARKET RESERVE FUND, AIM INVESCO TREASURERS TAX-EXEMPT RESERVE FUND, AIM INVESCO US GOVERNMENT MONEY FUND, INVESCO ADVANTAGE FUND, INVESCO BALANCED FUND, INVESCO EUROPEAN FUND, INVESCO GROWTH FUND, INVESCO HIGH-YIELD FUND, INVESCO GROWTH & INCOME FUND, INVESCO REAL ESTATE OPPORTUNITY FUND, INVESCO SELECT INCOME FUND, INVESCO TAX-FREE BOND FUND, INVESCO TELECOMMUNICATIONS FUND, INVESCO U.S. GOVERNMENT SECURITIES FUND, INVESCO VALUE FUND, INVESCO LATIN AMERICAN GROWTH FUND (COLLECTIVELY KNOWN AS THE "INVESCO FUNDS"), AIM STOCK FUNDS, AIM COUNSELOR SERIES TRUST, AIM SECTOR FUNDS INC., AIM BOND FUNDS INC., AIM COMBINATION STOCK AND BOND FUNDS INC., AIM MONEY MARKET FUNDS INC., AIM INTERNATIONAL FUNDS INC. (COLLECTIVELY KNOWN AS THE "INVESCO FUNDS REGISTRANTS"), AMVESCAP PLC, INVESCO FUNDS GROUP, INC., TIMOTHY MILLER, RAYMOND CUNNINGHAM, THOMAS KOLBE, EDWARD J. STERN, AMERICAN SKANDIA INC., BREAN MURRAY & CO., INC., CANARY CAPITAL PARTNERS, LLC, CANARY INVESTMENT MANAGEMENT, LLC, CANARY CAPITAL PARTNERS, LTD., AND JOHN DOES 1-100, in the United States District Court, District of Colorado (Civil Action No. 03-N-2559), filed on December 17, 2003. This claim alleges violations of: Sections 11 and 15 of the Securities Act; Sections 10(b) and 20(a) of the Exchange Act; Rule 10b-5 under the Exchange Act; and Section 206 of the Advisers Act. The plaintiffs in this case are seeking: compensatory damages; rescission; return of fees paid; accounting for wrongfully gotten gains, profits and compensation; restitution and disgorgement; and other costs and expenses, including counsel fees and expert fees.



         JOSEPH R. RUSSO, INDIVIDUALLY AND ON BEHALF OF ALL OTHERS SIMILARLY SITUATED, V. INVESCO ADVANTAGE HEALTH SCIENCES FUND, INVESCO CORE EQUITY FUND, INVESCO DYNAMICS FUND, INVESCO ENERGY FUND, INVESCO FINANCIAL SERVICES FUND, INVESCO GOLD & PRECIOUS METALS FUND, INVESCO HEALTH SCIENCES FUND, INVESCO INTERNATIONAL CORE EQUITY FUND (FORMERLY KNOWN AS INTERNATIONAL BLUE CHIP VALUE FUND), INVESCO LEISURE FUND, INVESCO MID-CAP GROWTH FUND, INVESCO MULTI-SECTOR FUND, AIM INVESCO S&P 500 INDEX FUND, INVESCO SMALL COMPANY GROWTH FUND, INVESCO TECHNOLOGY FUND, INVESCO TOTAL RETURN FUND, INVESCO UTILITIES FUND, AIM MONEY MARKET FUND, AIM INVESCO TAX-FREE MONEY FUND, AIM INVESCO TREASURERS MONEY MARKET RESERVE FUND,

         AIM INVESCO TREASURERS TAX-EXEMPT RESERVE FUND, AIM INVESCO US GOVERNMENT MONEY FUND, INVESCO ADVANTAGE FUND, INVESCO BALANCED FUND, INVESCO EUROPEAN FUND, INVESCO GROWTH FUND, INVESCO HIGH-YIELD FUND, INVESCO GROWTH & INCOME FUND, INVESCO REAL ESTATE OPPORTUNITY FUND, INVESCO SELECT INCOME FUND, INVESCO TAX-FREE BOND FUND, INVESCO TELECOMMUNICATIONS FUND, INVESCO U.S. GOVERNMENT SECURITIES FUND, INVESCO VALUE FUND, INVESCO LATIN AMERICAN GROWTH FUND (COLLECTIVELY KNOWN AS THE "INVESCO FUNDS"), AIM STOCK FUNDS, AIM COUNSELOR SERIES TRUST, AIM SECTOR FUNDS INC., AIM BOND FUNDS INC., AIM COMBINATION STOCK AND BOND FUNDS INC., AIM MONEY MARKET FUNDS INC., AIM INTERNATIONAL FUNDS INC. (COLLECTIVELY KNOWN AS THE "INVESCO FUNDS REGISTRANTS"), AMVESCAP PLC, INVESCO FUNDS GROUP, INC., TIMOTHY MILLER, RAYMOND CUNNINGHAM, THOMAS KOLBE, EDWARD J. STERN, AMERICAN SKANDIA INC., BREAN MURRAY & CO., INC., CANARY CAPITAL PARTNERS, LLC, CANARY INVESTMENT MANAGEMENT, LLC, CANARY CAPITAL PARTNERS, LTD., AND JOHN DOES 1-100, in the United States District Court, Southern District of New York (Civil Action No. 03-CV-10045), filed on December 18, 2003. This claim alleges violations of: Sections 11 and 15 of the Securities Act; Sections 10(b) and 20(a) of the Exchange Act; Rule 10b-5 under the Exchange Act; and Section 206 of the Advisers Act. The plaintiffs in this case are seeking: compensatory damages; rescission; return of fees paid; accounting for wrongfully gotten gains, profits and compensation; restitution and disgorgement; and other costs and expenses, including counsel fees and expert fees.



         MIRIAM CALDERON, INDIVIDUALLY AND ON BEHALF OF ALL OTHERS SIMILARLY SITUATED, V. AMVESCAP PLC, AVZ, INC., AMVESCAP RETIREMENT, INC., AMVESCAP NATIONAL TRUST COMPANY, ROBERT F. MCCULLOUGH, GORDON NEBEKER, JEFFREY G. CALLAHAN, INVESCO FUNDS GROUP, INC., RAYMOND R. CUNNINGHAM, AND DOES 1-100, in the United States District Court, District of Colorado (Civil Action No. 03-M-2604), filed on December 24, 2003. This claim alleges violations of Sections 404, 405 and 406B of the Employee Retirement Income Security Act ("ERISA"). The plaintiffs in this case are seeking: declarations that the defendants breached their ERISA fiduciary duties and that they are not entitled to the protection of
         Section 404(c)(1)(B) of ERISA; an order compelling the defendants to make good all losses to a particular retirement plan described in this case (the "Retirement Plan") resulting from the defendants' breaches of their fiduciary duties, including losses to the Retirement Plan resulting from imprudent investment of the Retirement Plan's assets, and to restore to the Retirement Plan all profits the defendants made through use of the Retirement Plan's assets, and to restore to the Retirement Plan all profits which the participants would have made if the defendants had fulfilled their fiduciary obligations; damages on behalf of the Retirement Plan; imposition of a constructive trust, injunctive relief, damages suffered by the Retirement Plan, to be allocated proportionately to the participants in the Retirement Plan; restitution and other costs and expenses, including counsel fees and expert fees.



         PAT B. GORSUCH AND GEORGE L. GORSUCH V. INVESCO FUNDS GROUP, INC. AND AIM ADVISER, INC., in the United States District Court, District of Colorado (Civil Action No. 03-MK-2612), filed on December 24, 2003. This claim alleges violations of Sections 15(a), 20(a) and 36(b) of the Investment Company Act. The plaintiffs in this case are seeking: rescission and/or voiding of the investment advisory agreements; return of fees paid; damages; and other costs and expenses, including counsel fees and expert fees.



         LORI WEINRIB, INDIVIDUALLY AND ON BEHALF OF ALL OTHERS SIMILARLY SITUATED, V. INVESCO FUNDS GROUP, INC., AIM STOCK FUNDS, AIM COUNSELOR SERIES TRUST, AIM SECTOR FUNDS INC., AIM BOND FUNDS INC., AIM COMBINATION

         STOCK AND BOND FUNDS INC., AIM MONEY MARKET FUNDS INC., AIM INTERNATIONAL FUNDS INC., AMVESCAP PLC, TIMOTHY MILLER, RAYMOND CUNNINGHAM, THOMAS KOLBE, EDWARD J. STERN, AMERICAN SKANDIA INC., BREAN MURRAY & CO., INC., CANARY CAPITAL PARTNERS, LLC, CANARY INVESTMENT MANAGEMENT, LLC, CANARY CAPITAL PARTNERS, LTD., AND JOHN DOES 1-100, in the United States District Court, Southern District of New York (Civil Action No. 04-CV-00492), filed on January 21, 2004. This claim alleges violations of: Sections 11 and 15 of the 1933 Act; Sections 10(b) and 20(a) of the Exchange Act; Rule 10b-5 under the Exchange Act; and
         Section 206 of the Advisers Act. The plaintiffs in this case are seeking: compensatory damages; rescission; return of fees paid; accounting for wrongfully gotten gains, profits and compensation; restitution and disgorgement; and other costs and expenses, including counsel fees and expert fees.



         ROBERT S. BALLAGH, JR., INDIVIDUALLY AND ON BEHALF OF ALL OTHERS SIMILARLY SITUATED, V. INVESCO FUNDS GROUP, INC., INVESCO STOCK FUNDS, INC., AIM MANAGEMENT GROUP, INC., AIM STOCK FUNDS, AIM STOCK FUNDS, INC., AMVESCAP PLC, INVESCO ADVANTAGE HEALTH SCIENCES FUND, INVESCO CORE EQUITY FUND, INVESCO DYNAMICS FUND, INVESCO ENERGY FUND, INVESCO FINANCIAL SERVICES FUND, INVESCO GOLD & PRECIOUS METALS FUND, INVESCO HEALTH SCIENCES FUND, INVESCO INTERNATIONAL CORE EQUITY FUND, INVESCO LEISURE FUND, INVESCO MID-CAP GROWTH FUND, INVESCO MULTI-SECTOR FUND, INVESCO S&P 500 INDEX FUND, INVESCO SMALL COMPANY GROWTH FUND, INVESCO TECHNOLOGY FUND, INVESCO TOTAL RETURN FUND, INVESCO UTILITIES FUND, INVESCO ADVANTAGE FUND, INVESCO BALANCED FUND, INVESCO EUROPEAN FUND, INVESCO GROWTH FUND, INVESCO HIGH YIELD FUND, INVESCO GROWTH & INCOME FUND, INVESCO INTERNATIONAL BLUE CHIP VALUE FUND, INVESCO REAL ESTATE OPPORTUNITY FUND, INVESCO SELECT FUND, INVESCO TAX-FREE BOND FUND, INVESCO TELECOMMUNICATIONS FUND, INVESCO U.S. GOVERNMENT SECURITIES FUND, INVESCO VALUE FUND, EDWARD J. STERN, CANARY INVESTMENT MANAGEMENT, LLC, CANARY CAPITAL PARTNERS, LTD., CANARY CAPITAL PARTNERS, LLC, AND DOES 1-100, in the United States District Court, District of Colorado (Civil Action No. 04-MK-0152), filed on January 28, 2004. This claim alleges violations of: Sections 11 and 15 of the Securities Act; Sections 10(b) and 20(a) of the Exchange Act; Rule 10b-5 under the Exchange Act; and Sections 34(b), 36(a) and 36(b) of the Investment Company Act. The claim also alleges common law breach of fiduciary duty. The plaintiffs in this case are seeking: damages; pre-judgment and post-judgment interest; counsel fees and expert fees; and other relief.



         JONATHAN GALLO, INDIVIDUALLY AND ON BEHALF OF ALL OTHERS SIMILARLY SITUATED, V. INVESCO FUNDS GROUP, INC., INVESCO STOCK FUNDS, INC., AIM MANAGEMENT GROUP, INC., AIM STOCK FUNDS, AIM STOCK FUNDS, INC., AMVESCAP PLC, INVESCO ADVANTAGE HEALTH SCIENCES FUND, INVESCO CORE EQUITY FUND, INVESCO DYNAMICS FUND, INVESCO ENERGY FUND, INVESCO FINANCIAL SERVICES FUND, INVESCO GOLD & PRECIOUS METALS FUND, INVESCO HEALTH SCIENCES FUND, INVESCO INTERNATIONAL CORE EQUITY FUND, INVESCO LEISURE FUND, INVESCO MID-CAP GROWTH FUND, INVESCO MULTI-SECTOR FUND, INVESCO S&P 500 INDEX FUND, INVESCO SMALL COMPANY GROWTH FUND, INVESCO TECHNOLOGY FUND, INVESCO TOTAL RETURN FUND, INVESCO UTILITIES FUND, INVESCO ADVANTAGE FUND, INVESCO BALANCED FUND, INVESCO EUROPEAN FUND, INVESCO GROWTH FUND, INVESCO HIGH YIELD FUND, INVESCO GROWTH & INCOME FUND, INVESCO INTERNATIONAL BLUE CHIP VALUE FUND, INVESCO REAL ESTATE OPPORTUNITY FUND, INVESCO SELECT FUND, INVESCO TAX-FREE BOND FUND, INVESCO TELECOMMUNICATIONS FUND, INVESCO U.S. GOVERNMENT SECURITIES FUND, INVESCO VALUE FUND, EDWARD J. STERN, CANARY

         INVESTMENT MANAGEMENT, LLC, CANARY CAPITAL PARTNERS, LTD., CANARY CAPITAL PARTNERS, LLC, AND DOES 1-100, in the United States District Court, District of Colorado (Civil Action No. 04-MK-0151), filed on January 28, 2004. This claim alleges violations of: Sections 11 and 15 of the Securities Act; Sections 10(b) and 20(a) of the Exchange Act; Rule 10b-5 under the Exchange Act; and Sections 34(b), 36(a) and 36(b) of the Investment Company Act. The claim also alleges common law breach of fiduciary duty. The plaintiffs in this case are seeking: damages; pre-judgment and post-judgment interest; counsel fees and expert fees; and other relief.



         EILEEN CLANCY, INDIVIDUALLY AND ON BEHALF OF ALL OTHERS SIMILARLY SITUATED, V. INVESCO ADVANTAGE HEALTH SCIENCES FUND, INVESCO CORE EQUITY FUND, INVESCO DYNAMICS FUND, INVESCO ENERGY FUND, INVESCO FINANCIAL SERVICES FUND, INVESCO GOLD & PRECIOUS METALS FUND, INVESCO HEALTH SCIENCES FUND, INVESCO INTERNATIONAL CORE EQUITY FUND (FORMERLY KNOWN AS INTERNATIONAL BLUE CHIP VALUE FUND), INVESCO LEISURE FUND, INVESCO MID-CAP GROWTH FUND, INVESCO MULTI-SECTOR FUND, AIM INVESCO S&P 500 INDEX FUND, INVESCO SMALL COMPANY GROWTH FUND, INVESCO TECHNOLOGY FUND, INVESCO TOTAL RETURN FUND, INVESCO UTILITIES FUND, AIM MONEY MARKET FUND, AIM INVESCO TAX-FREE MONEY FUND, AIM INVESCO TREASURER'S MONEY MARKET RESERVE FUND, AIM INVESCO TREASURER'S TAX-EXEMPT RESERVE FUND, AIM INVESCO US GOVERNMENT MONEY FUND, INVESCO ADVANTAGE FUND, INVESCO BALANCED FUND, INVESCO EUROPEAN FUND, INVESCO GROWTH FUND, INVESCO HIGH-YIELD FUND, INVESCO GROWTH & INCOME FUND, INVESCO REAL ESTATE OPPORTUNITY FUND, INVESCO SELECT INCOME FUND, INVESCO TAX-FREE BOND FUND, INVESCO TELECOMMUNICATIONS FUND, INVESCO U.S. GOVERNMENT SECURITIES FUND, INVESCO VALUE FUND, INVESCO, INVESCO LATIN AMERICAN GROWTH FUND (COLLECTIVELY KNOWN AS THE "INVESCO FUNDS"), AIM STOCK FUNDS, AIM COUNSELOR SERIES TRUST, AIM SECTOR FUNDS INC., AIM BOND FUNDS INC., AIM COMBINATION STOCK AND BOND FUNDS INC., AIM MONEY MARKET FUNDS INC., AIM INTERNATIONAL FUNDS INC. (COLLECTIVELY KNOWN AS THE "INVESCO FUNDS REGISTRANTS"), AMVESCAP PLC, INVESCO FUNDS GROUP, INC., TIMOTHY MILLER, RAYMOND CUNNINGHAM AND THOMAS KOLBE, in the United States District Court, Southern District of New York (Civil Action No. 04-CV-0713), filed on January 30, 2004. This claim alleges violations of Sections 11 and 15 of the Securities Act. The plaintiffs in this case are seeking: compensatory damages, rescission; return of fees paid; and other costs and expenses, including counsel fees and expert fees.



         SCOTT WALDMAN, ON BEHALF OF HIMSELF AND ALL OTHERS SIMILARLY SITUATED,
         V. INVESCO FUNDS GROUP, INC., INVESCO DYNAMICS FUND, INVESCO EUROPEAN FUND, INVESCO SMALL COMPANY GROWTH FUND, INVESCO TECHNOLOGY FUND, AIM STOCK FUNDS, AIM COUNSELOR SERIES TRUST, AIM SECTOR FUNDS INC., AIM BOND FUNDS INC., AIM COMBINATION STOCK AND BOND FUNDS INC., AIM MONEY MARKET FUNDS INC., AIM INTERNATIONAL FUNDS INC., AMVESCAP PLC, AND RAYMOND CUNNINGHAM, in the United States District Court, Southern District of New York (Civil Action No. 04-CV-00915), filed on February 3, 2004. This claim alleges violations of Sections 11 and 15 of the Securities Act and common law breach of fiduciary duty. The plaintiffs in this case are seeking compensatory damages; injunctive relief; and costs and expenses, including counsel fees and expert fees.



         CARL E. VONDER HAAR AND MARILYN P. MARTIN, ON BEHALF OF THEMSELVES AND ALL OTHERS SIMILARLY SITUATED, V. INVESCO FUNDS GROUP, INC., INVESCO STOCK FUNDS, INC. AND DOE DEFENDANTS 1-100, in the United States District Court, District of Colorado (Civil Action No. 04-CV-812), filed on February 5, 2004. This claim alleges: common law breach of fiduciary duty; breach of contract; and tortious interference with contract. The plaintiffs in this case are seeking: injunctive relief; damages; disgorgement; and costs and expenses, including counsel fees and expert fees.



         HENRY KRAMER, DERIVATIVELY ON BEHALF OF INVESCO ENERGY FUND, INVESCO STOCK FUNDS, INC., AND INVESCO MUTUAL FUNDS V. AMVESCAP, PLC, INVESCO FUNDS GROUP, INC., CANARY CAPITAL PARTNERS, LLC, CANARY INVESTMENT MANAGEMENT, LLC, AND CANARY CAPITAL PARTNERS, LTD., DEFENDANTS, AND INVESCO ENERGY FUND, INVESCO STOCK FUNDS, INC., AND INVESCO MUTUAL FUNDS, NOMINAL DEFENDANTS, in the United States District Court, District of Colorado (Civil Action No. 04-MK-0397), filed on March 4, 2004. This claim alleges violations of Section 36(b) of the Investment Company Act and common law breach of fiduciary duty. The plaintiff in this case is seeking damages and costs and expenses, including counsel fees and expert fees.



         CYNTHIA L. ESSENMACHER, DERIVATIVELY ON BEHALF OF THE INVESCO DYNAMICS FUND AND THE REMAINING "INVESCO FUNDS" V. INVESCO FUNDS GROUPS, INC., AMVESCAP PLC, AIM MANAGEMENT GROUP, INC., RAYMOND CUNNINGHAM, TIMOTHY MILLER, THOMAS KOLBE AND MICHAEL LEGOSKI, DEFENDANTS, AND INVESCO DYNAMICS FUND AND THE "INVESCO FUNDS", NOMINAL DEFENDANTS, in the United States District Court, District of Delaware (Civil Action No. 04-CV-188), filed on March 29, 2004. This claim alleges: violations of
         Section 36(b) of the Investment Company Act; violations of Section 206 of the Advisers Act; common law breach of fiduciary duty; and civil conspiracy. The plaintiff in this case is seeking: damages; injunctive relief; and costs and expenses, including counsel fees and expert fees.



         Pursuant to an Order of the MDL Court, plaintiffs in the above lawsuits (with the exception of Carl E. Vonder Haar, et al. v. INVESCO Funds Group, Inc. et al.) consolidated their claims for pre-trial purposes into three amended complaints against various AIM- and IFG-related parties: (i) a Consolidated Amended Class Action Complaint purportedly brought on behalf of shareholders of the AIM Funds (the Lepera lawsuit discussed below); (ii) a Consolidated Amended Fund Derivative Complaint purportedly brought on behalf of the AIM Funds and fund registrants (the Essenmacher lawsuit discussed below); and (iii) an Amended Class Action Complaint for Violations of the Employee Retirement Income Securities Act ("ERISA") purportedly brought on behalf of participants in AMVESCAP's 401(k) plan (the Calderon lawsuit discussed below). The plaintiffs in the Vonder Haar lawsuit continue to seek remand of their lawsuit to state court. Set forth below is detailed information about these three amended complaints.



         RICHARD LEPERA, INDIVIDUALLY AND ON BEHALF OF ALL OTHERS SIMILARLY SITUATED (LEAD PLAINTIFF: CITY OF CHICAGO DEFERRED COMPENSATION PLAN),
         V. INVESCO FUNDS GROUP, INC., AMVESCAP, PLC, AIM INVESTMENTS, AIM ADVISORS, INC., INVESCO INSTITUTIONAL (N.A.), INC., INVESCO ASSETS MANAGEMENT LIMITED, INVESCO GLOBAL ASSETS MANAGEMENT (N.A.), AIM STOCK FUNDS, AIM MUTUAL FUNDS, AIM COMBINATION STOCK & BOND FUNDS, AIM SECTOR FUNDS, AIM TREASURER'S SERIES TRUST, INVESCO DISTRIBUTORS, INC., AIM DISTRIBUTORS, INC., RAYMOND R. CUNNINGHAM, TIMOTHY J. MILLER, THOMAS A. KOLBE, MICHAEL D. LEGOSKI, MICHAEL K. BRUGMAN, MARK WILLIAMSON, EDWARD
         J. STERN, CANARY CAPITAL PARTNERS, LLC, CANARY INVESTMENT MANAGEMENT, LLC, CANARY CAPITAL PARTNERS, LTD., RYAN GOLDBERG, MICHAEL GRADY, CITIGROUP, INC., CITIGROUP GLOBAL MARKETS HOLDINGS, INC., SALOMON SMITH BARNEY, INC., MORGAN STANLEY DW, ANNA BRUGMAN, ANB CONSULTING, LLC, KAPLAN & CO. SECURITIES INC., SECURITY TRUST COMPANY, N.A., GRANT D. SEEGER, JB OXFORD HOLDINGS, INC., NATIONAL CLEARING CORPORATION, JAMES
         G. LEWIS, KRAIG L. KIBBLE, JAMES Y. LIN, BANK OF AMERICA

         CORPORATION, BANC OF AMERICA SECURITIES LLC, THEODORE C. SIHPOL, III, BEAR STEARNS & CO., INC., BEAR STEARNS SECURITIES CORP., CHARLES SCHWAB & CO., CREDIT SUISSE FIRST BOSTON (USA) INC., PRUDENTIAL FINANCIAL, INC., PRUDENTIAL SECURITIES, INC., CANADIAN IMPERIAL BANK OF COMMERCE, JP MORGAN CHASE AND CO., AND JOHN DOE DEFENDANTS 1-100, in the MDL Court (Case No. 04-MD-15864; No. 04-CV-00814-JFM) (originally in the United States District Court for the District of Colorado), filed on September 29, 2004. This lawsuit alleges violations of Sections 11, 12(a)(2), and 15 of the Securities Act; Section 10(b) of the Exchange Act and Rule 10b-5 promulgated thereunder; Section 20(a) of the Exchange Act; Sections 34(b), 36(a), 36(b) and 48(a) of the Investment Company Act; breach of fiduciary duty/constructive fraud; aiding and abetting breach of fiduciary duty; and unjust enrichment. The plaintiffs in this lawsuit are seeking: compensatory damages, including interest; and other costs and expenses, including counsel and expert fees.



         CYNTHIA ESSENMACHER, SILVANA G. DELLA CAMERA, FELICIA BERNSTEIN AS CUSTODIAN FOR DANIELLE BROOKE BERNSTEIN, EDWARD CASEY, TINA CASEY, SIMON DENENBERG, GEORGE L. GORSUCH, PAT B. GORSUCH, L. SCOTT KARLIN, HENRY KRAMER, JOHN E. MORRISEY, HARRY SCHIPPER, BERTY KREISLER, GERSON SMITH, CYNTHIA PULEO, ZACHARY ALAN STARR, JOSHUA GUTTMAN, AND AMY SUGIN, DERIVATIVELY ON BEHALF OF THE MUTUAL FUNDS, TRUSTS AND CORPORATIONS COMPRISING THE INVESCO AND AIM FAMILY OF MUTUAL FUNDS V. AMVESCAP, PLC, INVESCO FUNDS GROUP, INC., INVESCO DISTRIBUTORS, INC., INVESCO INSTITUTIONAL (N.A.), INC., INVESCO ASSETS MANAGEMENT LIMITED, INVESCO GLOBAL ASSETS MANAGEMENT (N.A.), AIM MANAGEMENT GROUP, INC., AIM ADVISERS, INC., AIM INVESTMENT SERVICES, INC., AIM DISTRIBUTORS, INC., FUND MANAGEMENT COMPANY, MARK H. WILLIAMSON, RAYMOND R. CUNNINGHAM, TIMOTHY MILLER, THOMAS KOLBE, MICHAEL LEGOSKI, MICHAEL BRUGMAN, FRED A. DEERING, VICTOR L. ANDREWS, BOB R. BAKER, LAWRENCE H. BUDNER, JAMES T. BUNCH, GERALD J. LEWIS, JOHN W. MCINTYRE, LARRY SOLL, RONALD L. GROOMS, WILLIAM J. GALVIN, JR., ROBERT H. GRAHAM, FRANK S. BAYLEY, BRUCE L. CROCKETT, ALBERT R. DOWDEN, EDWARD K. DUNN, JACK M. FIELDS, CARL FRISCHILING, PREMA MATHAI-DAVIS, LEWIS F. PENNOCK, RUTH H. QUIGLEY, LOUIS S. SKLAR, OWEN DALY II, AURUM SECURITIES CORP., AURUM CAPITAL MANAGEMENT CORP., GOLDEN GATE FINANCIAL GROUP, LLC, BANK OF AMERICA CORP., BANC OF AMERICA SECURITIES LLC, BANK OF AMERICA, N.A., BEAR STEARNS & CO., INC., CANARY CAPITAL PARTNERS, LLC, CANARY CAPITAL PARTNERS, LTD., CANARY INVESTMENT MANAGEMENT, LLC, EDWARD J. STERN, CANADIAN IMPERIAL BANK OF COMMERCE, CIRCLE TRUST COMPANY, RYAN GOLDBERG, MICHAEL GRADY, KAPLAN & CO. SECURITIES, INC., JP MORGAN CHASE & CO., OPPENHEIMER & CO., INC., PRITCHARD CAPITAL PARTNERS LLC, TIJA MANAGEMENT, TRAUTMAN WASSERMAN & COMPANY, INC., DEFENDANTS, AND THE INVESCO FUNDS AND THE AIM FUNDS AND ALL TRUSTS AND CORPORATIONS THAT COMPRISE THE INVESCO FUNDS AND AIM FUNDS THAT WERE MANAGED BY INVESCO AND AIM, NOMINAL DEFENDANTS, in the MDL Court (Case No. 04-MD-15864-FPS; No. 04-819), filed on September 29, 2004. This lawsuit alleges violations of Sections 206 and 215 of the Investment Advisers Act; Sections 36(a), 36(b) and 47 of the Investment Company Act; control person liability under Section 48 of the Investment Company Act; breach of fiduciary duty; aiding and abetting breach of fiduciary duty; breach of contract; unjust enrichment; interference with contract; and civil conspiracy. The plaintiffs in this lawsuit are seeking: removal of director defendants; removal of adviser, sub-adviser and distributor defendants; rescission of management and other contracts between the Funds and defendants; rescission of 12b-1 plans; disgorgement of management fees and other compensation/profits paid to adviser defendants; compensatory and punitive damages; and fees and expenses, including attorney and expert fees.



         MIRIAM CALDERON, INDIVIDUALLY AND ON BEHALF OF ALL OTHERS SIMILARLY SITUATED, V. AVZ, INC., AMVESCAP RETIREMENT, INC., AMVESCAP NATIONAL TRUST COMPANY, INVESCO FUNDS GROUP, INC., AMVESCAP, ROBERT F. MCCULLOUGH, GORDON NEBEKER, JEFFREY G. CALLAHAN, AND RAYMOND R. CUNNINGHAM, in the MDL Court (Case No. 1:04-MD-15864-FPS), filed on September 29, 2004. This lawsuit alleges violations of ERISA Sections 404, 405 and 406. The plaintiffs in this lawsuit are seeking: declaratory judgment; restoration of losses suffered by the plan; disgorgement of profits; imposition of a constructive trust; injunctive relief; compensatory damages; costs and attorneys' fees; and equitable restitution.

                                  APPENDIX O-2
      PENDING LITIGATION ALLEGING INADEQUATELY EMPLOYED FAIR VALUE PRICING



         The following civil class action lawsuits involve, depending on the lawsuit, one or more AIM Funds, IFG and/or AIM and allege that the defendants inadequately employed fair value pricing. These lawsuits either have been served or have had service of process waived as of January 18, 2005.



         T.K. PARTHASARATHY, EDMUND WOODBURY, STUART ALLEN SMITH AND SHARON SMITH, INDIVIDUALLY AND ON BEHALF OF ALL OTHERS SIMILARLY SITUATED, V.
         T. ROWE PRICE INTERNATIONAL FUNDS, INC., T. ROWE PRICE INTERNATIONAL, INC., ARTISAN FUNDS, INC., ARTISAN PARTNERS LIMITED PARTNERSHIP, AIM INTERNATIONAL FUNDS, INC. AND AIM ADVISORS, INC., in the Third Judicial Circuit Court for Madison County, Illinois (Case No. 2003-L-001253), filed on September 23, 2003. This claim alleges: common law breach of duty and common law negligence and gross negligence. The plaintiffs in this case are seeking: compensatory and punitive damages; interest; and attorneys' fees and costs.



         JOHN BILSKI, INDIVIDUALLY AND ON BEHALF OF ALL OTHERS SIMILARLY SITUATED, V. AIM INTERNATIONAL FUNDS, INC., AIM ADVISORS, INC., INVESCO INTERNATIONAL FUNDS, INC., INVESCO FUNDS GROUP, INC., T. ROWE PRICE INTERNATIONAL FUNDS, INC. AND T. ROWE PRICE INTERNATIONAL, INC., in the United States District Court, Southern District of Illinois (East St. Louis) (Case No. 03-772), filed on November 19, 2003. This claim alleges: violations of Sections 36(a) and 36(b) of the Investment Company Act of 1940; common law breach of duty; and common law negligence and gross negligence. The plaintiff in this case is seeking: compensatory and punitive damages; interest; and attorneys' fees and costs.

                                  APPENDIX O-3
     PENDING LITIGATION ALLEGING EXCESSIVE ADVISORY AND/OR DISTRIBUTION FEES



         The following civil lawsuits, including purported class action and shareholder derivative suits, involve, depending on the lawsuit, one or more of IFG, AIM, IINA, ADI and/or INVESCO Distributors and allege that the defendants charged excessive advisory and/or distribution fees and failed to pass on to shareholders the perceived savings generated by economies of scale and, in some cases, also allege that the defendants adopted unlawful distribution plans. These lawsuits either have been served or have had service of process waived as of January 18, 2005. All of these lawsuits have been transferred to the United States District Court for the Southern District of Texas, Houston Division by order of the applicable United States District Court in which they were initially filed. The plaintiff in one of these lawsuits (Ronald Kondracki v. AIM Advisors, Inc. and AIM Distributors, Inc.) has challenged this order.



         RONALD KONDRACKI V. AIM ADVISORS, INC. AND AIM DISTRIBUTORS, INC., in the United States District Court for the Southern District of Illinois (Civil Action No. 04-CV-263-DRH), filed on April 16, 2004. This claim alleges violations of Section 36(b) of the Investment Company Act of 1940 (the "Investment Company Act"). The plaintiff in this case is seeking: damages; injunctive relief; prospective relief in the form of reduced fees; rescission of the investment advisory agreements and distribution plans; and costs and expenses, including counsel fees.



         DOLORES BERDAT, MARVIN HUNT, MADELINE HUNT, RANDAL C. BREVER AND RHONDA LECURU V. INVESCO FUNDS GROUP, INC., INVESCO INSTITUTIONAL (N.A.), INC., INVESCO DISTRIBUTORS, INC., AIM ADVISORS, INC. AND AIM DISTRIBUTORS, INC., in the United States District Court for the Middle District of Florida, Tampa Division (Case No. 8:04-CV-978-T24-TBM), filed on April 29, 2004. This claim alleges violations of Sections 36(b) and 12(b) of the Investment Company Act. The plaintiffs in this case are seeking: damages; injunctive relief; rescission of the investment advisory agreements and distribution plans; and costs and expenses, including counsel fees.



         FERDINANDO PAPIA, FRED DUNCAN, GRACE GIAMANCO, JEFFREY S. THOMAS, COURTNEY KING, KATHLEEN BLAIR, HENRY BERDAT, RUTH MOCCIA, MURRAY BEASLEY AND FRANCES J. BEASLEY V. A I M ADVISORS, INC. AND A I M DISTRIBUTORS, INC., in the United States District Court for the Middle District of Florida, Tampa Division (Case No. 8:04-CV-977-T17-MSS), filed on April 29, 2004. This claim alleges violations of Sections 36(b) and 12(b) of the Investment Company Act. The plaintiffs in this case are seeking: damages; injunctive relief; rescission of the investment advisory agreements and distribution plans; and costs and expenses, including counsel fees.

                                  APPENDIX O-4
       PENDING LITIGATION ALLEGING IMPROPER CHARGING OF DISTRIBUTION FEES
                   ON LIMITED OFFERING FUNDS OR SHARE CLASSES



         The following civil lawsuits, including shareholder derivative suits, involve, depending on the lawsuit, one or more of IFG, AIM, ADI and/or certain of the trustees of the AIM Funds and allege that the defendants breached their fiduciary duties by charging distribution fees while funds and/or specific share classes were closed generally to new investors and/or while other share classes of the same fund were not charged the same distribution fees. These lawsuits either have been served or have had service of process waived as of January 18, 2005.



         LAWRENCE ZUCKER, ON BEHALF OF AIM SMALL CAP GROWTH FUND AND AIM LIMITED MATURITY TREASURY FUND, V. A I M ADVISORS, INC., in the United States District Court, Southern District of Texas, Houston Division (Civil Action No. H-03-5653), filed on December 10, 2003. This claim alleges violations of Section 36(b) of the Investment Company Act of 1940 (the "Investment Company Act") and common law breach of fiduciary duty. The plaintiff in this case is seeking: damages; injunctive relief; and costs and expenses, including counsel fees.



         STANLEY LIEBER, ON BEHALF OF INVESCO BALANCED FUND, INVESCO CORE EQUITY FUND, INVESCO DYNAMICS FUND, INVESCO ENERGY FUND, INVESCO EUROPEAN FUND, INVESCO FINANCIAL SERVICES FUND, INVESCO GOLD & PRECIOUS METALS FUND, INVESCO GROWTH & INCOME FUND, INVESCO GROWTH FUND, INVESCO HEALTH SCIENCE FUND, INVESCO HIGH YIELD FUND, INVECO INTERNATIONAL BLUE CHIP VALUE FUND, INVESCO LEISURE FUND, INVESCO REAL ESTATE OPPORTUNITY FUND, INVESCO S&P 500 INDEX FUND, INVESCO SELECT INCOME FUND, INVESCO TAX FREE BOND FUND, INVESCO TECHNOLOGY FUND, INVESCO TELECOMMUNICATIONS FUND, INVESCO TOTAL RETURN FUND, INVESCO US GOVERNMENT SECURITIES FUND, INVESCO UTILITIES FUND, INVESCO VALUE EQUITY FUND, V. INVESCO FUNDS GROUP, INC. AND A I M ADVISORS, INC., in the United States District Court, Southern District of Texas, Houston Division (Civil Action No. H-03-5744), filed on December 17, 2003. This claim alleges violations of Section 36(b) of the Investment Company Act and common law breach of fiduciary duty. The plaintiff in this case is seeking: damages; injunctive relief; and costs and expenses, including counsel fees.



         HERMAN C. RAGAN, DERIVATIVELY, AND ON BEHALF OF HIMSELF AND ALL OTHERS SIMILARLY SITUATED, V. INVESCO FUNDS GROUP, INC., AND A I M DISTRIBUTORS, INC., in the United States District Court for the Southern District of Georgia, Dublin Division (Civil Action No. CV304-031), filed on May 6, 2004. This claim alleges violations of:
         Section 10(b) of the Securities Exchange Act of 1934 (the "Exchange Act") and Rule 10b-5 thereunder; Sections 17(a)(2) and 17(a)(3) of the Securities Act of 1933; and Section 36(b) of the Investment Company Act. This claim also alleges controlling person liability, within the meaning of Section 20 of the Exchange Act against ADI. The plaintiff in this case is seeking: damages and costs and expenses, including counsel fees.

                                  APPENDIX O-5
        PENDING LITIGATION ALLEGING IMPROPER MUTUAL FUND SALES PRACTICES
                       AND DIRECTED-BROKERAGE ARRANGEMENTS



         The following civil lawsuits, including purported class action and shareholder derivative suits, involve, depending on the lawsuit, one or more of AIM Management, IFG, AIM, AIS and/or certain of the trustees of the AIM Funds and allege that the defendants improperly used the assets of the AIM Funds to pay brokers to aggressively push the AIM Funds over other mutual funds and that the defendants concealed such payments from investors by disguising them as brokerage commissions. These lawsuits either have been served or have had service of process waived as of January 18, 2005.



         JOY D. BEASLEY AND SHEILA MCDAID, INDIVIDUALLY AND ON BEHALF OF ALL OTHERS SIMILARLY SITUATED, V. AIM MANAGEMENT GROUP INC., INVESCO FUNDS GROUP, INC., AIM INVESTMENT SERVICES, INC., AIM ADVISORS, INC., ROBERT
         H. GRAHAM, MARK H. WILLIAMSON, FRANK S. BAYLEY, BRUCE L. CROCKETT, ALBERT R. DOWDEN, EDWARD K. DUNN, JR., JACK M. FIELDS, CARL FRISCHLING, PREMA MATHAI-DAVIS, LEWIS F. PENNOCK, RUTH H. QUIGLEY, AND LOUIS S. SKLAR, AND JOHN DOES 1-100, DEFENDANTS, AND AIM AGGRESSIVE GROWTH FUND, AIM ASIA PACIFIC GROWTH FUND, AIM BALANCED FUND, AIM BASIC BALANCED FUND, AIM BASIC VALUE FUND, AIM BLUE CHIP FUND, AIM CAPITAL DEVELOPMENT FUND, AIM CHARTER FUND, AIM CONSTELLATION FUND, AIM DENT DEMOGRAPHIC TRENDS FUND, AIM DEVELOPING MARKETS FUND, AIM DIVERSIFIED DIVIDEND FUND, AIM EMERGING GROWTH FUND, AIM EUROPEAN GROWTH FUND, AIM EUROPEAN SMALL COMPANY FUND, AIM FLOATING RATE FUND, AIM GLOBAL AGGRESSIVE GROWTH FUND, AIM GLOBAL EQUITY FUND, AIM GLOBAL GROWTH FUND, AIM GLOBAL HEALTH CARE FUND, AIM GLOBAL VALUE FUND, AIM HIGH INCOME MUNICIPAL FUND, AIM HIGH YIELD FUND, AIM INCOME FUND, AIM INTERMEDIATE GOVERNMENT FUND, AIM INTERNATIONAL EMERGING GROWTH FUND, AIM INTERNATIONAL GROWTH FUND, AIM LARGE CAP BASIC VALUE FUND, AIM LARGE CAP GROWTH FUND, AIM LIBRA FUND, AIM LIMITED MATURITY TREASURY FUND, AIM MID CAP BASIC VALUE FUND, AIM MID CAP CORE EQUITY FUND, AIM MID CAP GROWTH FUND, AIM MUNICIPAL BOND FUND, AIM OPPORTUNITIES I FUND, AIM OPPORTUNITIES II FUND, AIM OPPORTUNITIES III FUND, AIM PREMIER EQUITY FUND, AIM REAL ESTATE FUND, AIM SELECT EQUITY FUND, AIM SHORT TERM BOND FUND, AIM SMALL CAP EQUITY FUND, AIM SMALL CAP GROWTH FUND, AIM TAX-FREE INTERMEDIATE FUND, AIM TOTAL RETURN BOND FUND, AIM TRIMARK ENDEAVOR FUND, AIM TRIMARK FUND, AIM TRIMARK SMALL COMPANIES FUND, AIM WEINGARTEN FUND, INVESCO ADVANTAGE HEALTH SCIENCES FUND, INVESCO CORE EQUITY FUND, INVESCO DYNAMICS FUND, INVESCO ENERGY FUND, INVESCO FINANCIAL SERVICES FUND, INVESCO GOLD & PRECIOUS METALS FUND, INVESCO HEALTH SCIENCES FUND, INVESCO INTERNATIONAL CORE EQUITY FUND, INVESCO LEISURE FUND, INVESCO MID-CAP GROWTH FUND, INVESCO MULTI-SECTOR FUND, INVESCO S&P 500 INDEX FUND, INVESCO SMALL COMPANY GROWTH FUND, INVESCO TECHNOLOGY FUND, INVESCO TOTAL RETURN FUND, INVESCO UTILITIES FUND, NOMINAL DEFENDANTS, in the United States District Court for the District of Colorado (Civil Action No. 04-B-0958), filed on May 10, 2004. The plaintiffs voluntarily dismissed this case in Colorado and re-filed it on July 2, 2004 in the United States District Court for the Southern District of Texas, Houston Division (Civil Action H-04-2589). This claim alleges violations of Sections 34(b), 36(b) and 48(a) of the Investment Company Act of 1940 (the "Investment Company Act") and violations of Sections 206 and 215 of the Investment Advisers Act of 1940 (the "Advisers Act"). The claim also alleges common law breach of fiduciary duty. The plaintiffs in this case are seeking: compensatory and punitive damages; rescission of certain Funds' advisory agreements and distribution plans and recovery of all fees paid; an accounting of all fund-related fees, commissions and soft dollar payments; restitution of all unlawfully or discriminatorily obtained fees and charges; and attorneys' and experts' fees.



         RICHARD TIM BOYCE V. AIM MANAGEMENT GROUP INC., INVESCO FUNDS GROUP, INC., AIM INVESTMENT SERVICES, INC., AIM ADVISORS, INC., ROBERT H. GRAHAM, MARK H. WILLIAMSON, FRANK S. BAYLEY, BRUCE L. CROCKETT, ALBERT
         R. DOWDEN, EDWARD K. DUNN, JR., JACK M. FIELDS, CARL FRISCHLING, PREMA MATHAI-DAVIS, LEWIS F. PENNOCK, RUTH H. QUIGLEY, AND LOUIS S. SKLAR, AND JOHN DOES 1-100, DEFENDANTS, AND AIM AGGRESSIVE GROWTH FUND, AIM ASIA PACIFIC GROWTH FUND, AIM BALANCED FUND, AIM BASIC BALANCED FUND, AIM BASIC VALUE FUND, AIM BLUE CHIP FUND, AIM CAPITAL DEVELOPMENT FUND, AIM CHARTER FUND, AIM CONSTELLATION FUND, AIM DENT DEMOGRAPHIC TRENDS FUND, AIM DEVELOPING MARKETS FUND, AIM DIVERSIFIED DIVIDEND FUND, AIM EMERGING GROWTH FUND, AIM EUROPEAN GROWTH FUND, AIM EUROPEAN SMALL COMPANY FUND, AIM FLOATING RATE FUND, AIM GLOBAL AGGRESSIVE GROWTH FUND, AIM GLOBAL EQUITY FUND, AIM GLOBAL GROWTH FUND, AIM GLOBAL HEALTH CARE FUND, AIM GLOBAL VALUE FUND, AIM HIGH INCOME MUNICIPAL FUND, AIM HIGH YIELD FUND, AIM INCOME FUND, AIM INTERMEDIATE GOVERNMENT FUND, AIM INTERNATIONAL EMERGING GROWTH FUND, AIM INTERNATIONAL GROWTH FUND, AIM LARGE CAP BASIC VALUE FUND, AIM LARGE CAP GROWTH FUND, AIM LIBRA FUND, AIM LIMITED MATURITY TREASURY FUND, AIM MID CAP BASIC VALUE FUND, AIM MID CAP CORE EQUITY FUND, AIM MID CAP GROWTH FUND, AIM MUNICIPAL BOND FUND, AIM OPPORTUNITIES I FUND, AIM OPPORTUNITIES II FUND, AIM OPPORTUNITIES III FUND, AIM PREMIER EQUITY FUND, AIM REAL ESTATE FUND, AIM SELECT EQUITY FUND, AIM SHORT TERM BOND FUND, AIM SMALL CAP EQUITY FUND, AIM SMALL CAP GROWTH FUND, AIM TAX-FREE INTERMEDIATE FUND, AIM TOTAL RETURN BOND FUND, AIM TRIMARK ENDEAVOR FUND, AIM TRIMARK FUND, AIM TRIMARK SMALL COMPANIES FUND, AIM WEINGARTEN FUND, INVESCO ADVANTAGE HEALTH SCIENCES FUND, INVESCO CORE EQUITY FUND, INVESCO DYNAMICS FUND, INVESCO ENERGY FUND, INVESCO FINANCIAL SERVICES FUND, INVESCO GOLD & PRECIOUS METALS FUND, INVESCO HEALTH SCIENCES FUND, INVESCO INTERNATIONAL CORE EQUITY FUND, INVESCO LEISURE FUND, INVESCO MID-CAP GROWTH FUND, INVESCO MULTI-SECTOR FUND, INVESCO S&P 500 INDEX FUND, INVESCO SMALL COMPANY GROWTH FUND, INVESCO TECHNOLOGY FUND, INVESCO TOTAL RETURN FUND, INVESCO UTILITIES FUND, NOMINAL DEFENDANTS, in the United States District Court for the District of Colorado (Civil Action No. 04-N-0989), filed on May 13, 2004. The plaintiff voluntarily dismissed this case in Colorado and re-filed it on July 1, 2004 in the United States District Court for the Southern District of Texas, Houston Division (Civil Action H-04-2587). This claim alleges violations of Sections 34(b), 36(b) and 48(a) of the Investment Company Act and violations of Sections 206 and 215 of the Advisers Act. The claim also alleges common law breach of fiduciary duty. The plaintiff in this case is seeking: compensatory and punitive damages; rescission of certain Funds' advisory agreements and distribution plans and recovery of all fees paid; an accounting of all fund-related fees, commissions and soft dollar payments; restitution of all unlawfully or discriminatorily obtained fees and charges; and attorneys' and experts' fees.



         KEHLBECK TRUST DTD 1-25-93, BILLY B. KEHLBECK AND DONNA J. KEHLBECK, TTEES V. AIM MANAGEMENT GROUP INC., INVESCO FUNDS GROUP, INC., AIM INVESTMENT SERVICES, INC., AIM ADVISORS, INC., ROBERT H. GRAHAM, MARK
         H. WILLIAMSON, FRANK S. BAYLEY, BRUCE L. CROCKETT, ALBERT R. DOWDEN, EDWARD K. DUNN, JR., JACK M. FIELDS, CARL FRISCHLING, PREMA MATHAI-DAVIS, LEWIS F. PENNOCK, RUTH H. QUIGLEY, AND LOUIS S. SKLAR, AND JOHN DOES 1-100, DEFENDANTS, AND AIM AGGRESSIVE GROWTH FUND, AIM ASIA

         PACIFIC GROWTH FUND, AIM BALANCED FUND, AIM BASIC BALANCED FUND, AIM BASIC VALUE FUND, AIM BLUE CHIP FUND, AIM CAPITAL DEVELOPMENT FUND, AIM CHARTER FUND, AIM CONSTELLATION FUND, AIM DENT DEMOGRAPHIC TRENDS FUND, AIM DEVELOPING MARKETS FUND, AIM DIVERSIFIED DIVIDEND FUND, AIM EMERGING GROWTH FUND, AIM EUROPEAN GROWTH FUND, AIM EUROPEAN SMALL COMPANY FUND, AIM FLOATING RATE FUND, AIM GLOBAL AGGRESSIVE GROWTH FUND, AIM GLOBAL EQUITY FUND, AIM GLOBAL GROWTH FUND, AIM GLOBAL HEALTH CARE FUND, AIM GLOBAL VALUE FUND, AIM HIGH INCOME MUNICIPAL FUND, AIM HIGH YIELD FUND, AIM INCOME FUND, AIM INTERMEDIATE GOVERNMENT FUND, AIM INTERNATIONAL EMERGING GROWTH FUND, AIM INTERNATIONAL GROWTH FUND, AIM LARGE CAP BASIC VALUE FUND, AIM LARGE CAP GROWTH FUND, AIM LIBRA FUND, AIM LIMITED MATURITY TREASURY FUND, AIM MID CAP BASIC VALUE FUND, AIM MID CAP CORE EQUITY FUND, AIM MID CAP GROWTH FUND, AIM MUNICIPAL BOND FUND, AIM OPPORTUNITIES I FUND, AIM OPPORTUNITIES II FUND, AIM OPPORTUNITIES III FUND, AIM PREMIER EQUITY FUND, AIM REAL ESTATE FUND, AIM SELECT EQUITY FUND, AIM SHORT TERM BOND FUND, AIM SMALL CAP EQUITY FUND, AIM SMALL CAP GROWTH FUND, AIM TAX-FREE INTERMEDIATE FUND, AIM TOTAL RETURN BOND FUND, AIM TRIMARK ENDEAVOR FUND, AIM TRIMARK FUND, AIM TRIMARK SMALL COMPANIES FUND, AIM WEINGARTEN FUND, INVESCO ADVANTAGE HEALTH SCIENCES FUND, INVESCO CORE EQUITY FUND, INVESCO DYNAMICS FUND, INVESCO ENERGY FUND, INVESCO FINANCIAL SERVICES FUND, INVESCO GOLD & PRECIOUS METALS FUND, INVESCO HEALTH SCIENCES FUND, INVESCO INTERNATIONAL CORE EQUITY FUND, INVESCO LEISURE FUND, INVESCO MULTI-SECTOR FUND, INVESCO MID-CAP GROWTH FUND, INVESCO S&P 500 INDEX FUND, INVESCO SMALL COMPANY GROWTH FUND, INVESCO TECHNOLOGY FUND, INVESCO TOTAL RETURN FUND, INVESCO UTILITIES FUND, NOMINAL DEFENDANTS, in the United States District Court for the Southern District of Texas, Houston Division (Civil Action No. H-04-2802), filed on July 9, 2004. This claim alleges violations of Sections 34(b), 36(b) and 48(a) of the Investment Company Act and violations of Sections 206 and 215 of the Advisers Act. The claim also alleges common law breach of fiduciary duty. The plaintiff in this case is seeking: compensatory and punitive damages; rescission of certain Funds' advisory agreements and distribution plans and recovery of all fees paid; an accounting of all fund-related fees, commissions and soft dollar payments; restitution of all unlawfully or discriminatorily obtained fees and charges; and attorneys' and experts' fees.



         JANICE R. FRY, BOB J. FRY, JAMES P. HAYES, VIRGINIA L. MAGBUAL, HENRY
         W. MEYER AND GEORGE ROBERT PERRY V. AIM MANAGEMENT GROUP INC., INVESCO FUNDS GROUP, INC., AIM INVESTMENT SERVICES, INC., AIM ADVISORS, INC., ROBERT H. GRAHAM, MARK H. WILLIAMSON, FRANK S. BAYLEY, BRUCE L. CROCKETT, ALBERT R. DOWDEN, EDWARD K. DUNN, JR., JACK M. FIELDS, CARL FRISCHLING, PREMA MATHAI-DAVIS, LEWIS F. PENNOCK, RUTH H. QUIGLEY, AND LOUIS S. SKLAR, AND JOHN DOES 1-100, DEFENDANTS, AND AIM AGGRESSIVE GROWTH FUND, AIM ASIA PACIFIC GROWTH FUND, AIM BALANCED FUND, AIM BASIC BALANCED FUND, AIM BASIC VALUE FUND, AIM BLUE CHIP FUND, AIM CAPITAL DEVELOPMENT FUND, AIM CHARTER FUND, AIM CONSTELLATION FUND, AIM DENT DEMOGRAPHIC TRENDS FUND, AIM DEVELOPING MARKETS FUND, AIM DIVERSIFIED DIVIDEND FUND, AIM EMERGING GROWTH FUND, AIM EUROPEAN GROWTH FUND, AIM EUROPEAN SMALL COMPANY FUND, AIM FLOATING RATE FUND, AIM GLOBAL AGGRESSIVE GROWTH FUND, AIM GLOBAL EQUITY FUND, AIM GLOBAL GROWTH FUND, AIM GLOBAL HEALTH CARE FUND, AIM GLOBAL VALUE FUND, AIM GROUP INCOME FUND, AIM GROUP VALUE FUND, AIM HIGH INCOME MUNICIPAL FUND, AIM HIGH YIELD FUND, AIM INCOME FUND, AIM INTERMEDIATE GOVERNMENT FUND, AIM INTERNATIONAL EMERGING GROWTH FUND, AIM INTERNATIONAL GROWTH

         FUND, AIM LARGE CAP BASIC VALUE FUND, AIM LARGE CAP GROWTH FUND, AIM LIBRA FUND, AIM LIMITED MATURITY TREASURY FUND, AIM MID CAP BASIC VALUE FUND, AIM MID CAP CORE EQUITY FUND, AIM MID CAP GROWTH FUND, AIM MUNICIPAL BOND FUND, AIM OPPORTUNITIES I FUND, AIM OPPORTUNITIES II FUND, AIM OPPORTUNITIES III FUND, AIM PREMIER EQUITY FUND, AIM REAL ESTATE FUND, AIM SELECT EQUITY FUND, AIM SHORT TERM BOND FUND, AIM SMALL CAP EQUITY FUND, AIM SMALL CAP GROWTH FUND, AIM TAX-FREE INTERMEDIATE FUND, AIM TOTAL RETURN BOND FUND, AIM TRIMARK ENDEAVOR FUND, AIM TRIMARK FUND, AIM TRIMARK SMALL COMPANIES FUND, AIM WEINGARTEN FUND, INVESCO ADVANTAGE HEALTH SCIENCES FUND, INVESCO CORE EQUITY FUND, INVESCO DYNAMICS FUND, INVESCO ENERGY FUND, INVESCO FINANCIAL SERVICES FUND, INVESCO GOLD & PRECIOUS METALS FUND, INVESCO HEALTH SCIENCES FUND, INVESCO INTERNATIONAL CORE EQUITY FUND, INVESCO LEISURE FUND, INVESCO MULTI-SECTOR FUND, INVESCO MID-CAP GROWTH FUND, INVESCO S&P 500 INDEX FUND, INVESCO SMALL COMPANY GROWTH FUND, INVESCO TECHNOLOGY FUND, INVESCO TOTAL RETURN FUND, INVESCO UTILITIES FUND, NOMINAL DEFENDANTS, in the United States District Court for the Southern District of Texas, Houston Division (Civil Action No. H-04-2832), filed on July 12, 2004. This claim alleges violations of Sections 34(b), 36(b) and 48(a) of the Investment Company Act and violations of Sections 206 and 215 of the Advisers Act. The claim also alleges common law breach of fiduciary duty. The plaintiff in this case is seeking: compensatory and punitive damages; rescission of certain Funds' advisory agreements and distribution plans and recovery of all fees paid; an accounting of all fund-related fees, commissions and soft dollar payments; restitution of all unlawfully or discriminatorily obtained fees and charges; and attorneys' and experts' fees.



         ROBERT P. APU, SUZANNE K. APU, MARINA BERTI, KHANH DINH, FRANK KENDRICK, EDWARD A. KREZEL, DAN B. LESIUK, JOHN B. PERKINS, MILDRED E. RUEHLMAN, LOUIS E. SPERRY, J. DORIS WILLSON AND ROBERT W. WOOD V. AIM MANAGEMENT GROUP INC., INVESCO FUNDS GROUP, INC., AIM INVESTMENT SERVICES, INC., AIM ADVISORS, INC., ROBERT H. GRAHAM, MARK H. WILLIAMSON, FRANK S. BAYLEY, BRUCE L. CROCKETT, ALBERT R. DOWDEN, EDWARD K. DUNN, JR., JACK M. FIELDS, CARL FRISCHLING, PREMA MATHAI-DAVIS, LEWIS F. PENNOCK, RUTH H. QUIGLEY, AND LOUIS S. SKLAR, AND JOHN DOES 1-100, DEFENDANTS, AND AIM AGGRESSIVE GROWTH FUND, AIM ASIA PACIFIC GROWTH FUND, AIM BALANCED FUND, AIM BASIC BALANCED FUND, AIM BASIC VALUE FUND, AIM BLUE CHIP FUND, AIM CAPITAL DEVELOPMENT FUND, AIM CHARTER FUND, AIM CONSTELLATION FUND, AIM DENT DEMOGRAPHIC TRENDS FUND, AIM DEVELOPING MARKETS FUND, AIM DIVERSIFIED DIVIDEND FUND, AIM EMERGING GROWTH FUND, AIM EUROPEAN GROWTH FUND, AIM EUROPEAN SMALL COMPANY FUND, AIM FLOATING RATE FUND, AIM GLOBAL AGGRESSIVE GROWTH FUND, AIM GLOBAL EQUITY FUND, AIM GLOBAL GROWTH FUND, AIM GLOBAL HEALTH CARE FUND, AIM GLOBAL VALUE FUND, AIM GROUP INCOME FUND, AIM GROUP VALUE FUND, AIM HIGH INCOME MUNICIPAL FUND, AIM HIGH YIELD FUND, AIM INCOME FUND, AIM INTERMEDIATE GOVERNMENT FUND, AIM INTERNATIONAL EMERGING GROWTH FUND, AIM INTERNATIONAL GROWTH FUND, AIM LARGE CAP BASIC VALUE FUND, AIM LARGE CAP GROWTH FUND, AIM LIBRA FUND, AIM LIMITED MATURITY TREASURY FUND, AIM MID CAP BASIC VALUE FUND, AIM MID CAP CORE EQUITY FUND, AIM MID CAP GROWTH FUND, AIM MUNICIPAL BOND FUND, AIM OPPORTUNITIES I FUND, AIM OPPORTUNITIES II FUND, AIM OPPORTUNITIES III FUND, AIM PREMIER EQUITY FUND, AIM REAL ESTATE FUND, AIM SELECT EQUITY FUND, AIM SHORT TERM BOND FUND, AIM SMALL CAP EQUITY FUND, AIM SMALL CAP GROWTH FUND, AIM TAX-FREE INTERMEDIATE FUND, AIM TOTAL RETURN BOND FUND, AIM TRIMARK ENDEAVOR FUND, AIM TRIMARK

         FUND, AIM TRIMARK SMALL COMPANIES FUND, AIM WEINGARTEN FUND, INVESCO ADVANTAGE HEALTH SCIENCES FUND, INVESCO CORE EQUITY FUND, INVESCO DYNAMICS FUND, INVESCO ENERGY FUND, INVESCO FINANCIAL SERVICES FUND, INVESCO GOLD & PRECIOUS METALS FUND, INVESCO HEALTH SCIENCES FUND, INVESCO INTERNATIONAL CORE EQUITY FUND, INVESCO LEISURE FUND, INVESCO MULTI-SECTOR FUND, INVESCO MID-CAP GROWTH FUND, INVESCO S&P 500 INDEX FUND, INVESCO SMALL COMPANY GROWTH FUND, INVESCO TECHNOLOGY FUND, INVESCO TOTAL RETURN FUND, INVESCO UTILITIES FUND, NOMINAL DEFENDANTS, in the United States District Court for the Southern District of Texas, Houston Division (Civil Action No. H-04-2884), filed on July 15, 2004. This claim alleges violations of Sections 34(b), 36(b) and 48(a) of the Investment Company Act and violations of Sections 206 and 215 of the Advisers Act. The claim also alleges common law breach of fiduciary duty. The plaintiff in this case is seeking: compensatory and punitive damages; rescission of certain Funds' advisory agreements and distribution plans and recovery of all fees paid; an accounting of all fund-related fees, commissions and soft dollar payments; restitution of all unlawfully or discriminatorily obtained fees and charges; and attorneys' and experts' fees.



         HARVEY R. BENDIX, CVETAN GEORGIEV, DAVID M. LUCOFF, MICHAEL E. PARMELEE, TRUSTEE OF THE HERMAN S. AND ESPERANZA A.. DRAYER RESIDUAL TRUST U/A 1/22/83 AND STANLEY S. STEPHENSON, TRUSTEE OF THE STANLEY J. STEPHENSON TRUST V. AIM MANAGEMENT GROUP INC., INVESCO FUNDS GROUP, INC., AIM INVESTMENT SERVICES, INC., AIM ADVISORS, INC., ROBERT H. GRAHAM, MARK H. WILLIAMSON, FRANK S. BAYLEY, BRUCE L. CROCKETT, ALBERT
         R. DOWDEN, EDWARD K. DUNN, JR., JACK M. FIELDS, CARL FRISCHLING, PREMA MATHAI-DAVIS, LEWIS F. PENNOCK, RUTH H. QUIGLEY, AND LOUIS S. SKLAR, AND JOHN DOES 1-100, DEFENDANTS, AND AIM AGGRESSIVE GROWTH FUND, AIM ASIA PACIFIC GROWTH FUND, AIM BALANCED FUND, AIM BASIC BALANCED FUND, AIM BASIC VALUE FUND, AIM BLUE CHIP FUND, AIM CAPITAL DEVELOPMENT FUND, AIM CHARTER FUND, AIM CONSTELLATION FUND, AIM DENT DEMOGRAPHIC TRENDS FUND, AIM DEVELOPING MARKETS FUND, AIM DIVERSIFIED DIVIDEND FUND, AIM EMERGING GROWTH FUND, AIM EUROPEAN GROWTH FUND, AIM EUROPEAN SMALL COMPANY FUND, AIM FLOATING RATE FUND, AIM GLOBAL AGGRESSIVE GROWTH FUND, AIM GLOBAL EQUITY FUND, AIM GLOBAL GROWTH FUND, AIM GLOBAL HEALTH CARE FUND, AIM GLOBAL VALUE FUND, AIM GROUP INCOME FUND, AIM GROUP VALUE FUND, AIM HIGH INCOME MUNICIPAL FUND, AIM HIGH YIELD FUND, AIM INCOME FUND, AIM INTERMEDIATE GOVERNMENT FUND, AIM INTERNATIONAL EMERGING GROWTH FUND, AIM INTERNATIONAL GROWTH FUND, AIM LARGE CAP BASIC VALUE FUND, AIM LARGE CAP GROWTH FUND, AIM LIBRA FUND, AIM LIMITED MATURITY TREASURY FUND, AIM MID CAP BASIC VALUE FUND, AIM MID CAP CORE EQUITY FUND, AIM MID CAP GROWTH FUND, AIM MUNICIPAL BOND FUND, AIM OPPORTUNITIES I FUND, AIM OPPORTUNITIES II FUND, AIM OPPORTUNITIES III FUND, AIM PREMIER EQUITY FUND, AIM REAL ESTATE FUND, AIM SELECT EQUITY FUND, AIM SHORT TERM BOND FUND, AIM SMALL CAP EQUITY FUND, AIM SMALL CAP GROWTH FUND, AIM TAX-FREE INTERMEDIATE FUND, AIM TOTAL RETURN BOND FUND, AIM TRIMARK ENDEAVOR FUND, AIM TRIMARK FUND, AIM TRIMARK SMALL COMPANIES FUND, AIM WEINGARTEN FUND, INVESCO ADVANTAGE HEALTH SCIENCES FUND, INVESCO CORE EQUITY FUND, INVESCO DYNAMICS FUND, INVESCO ENERGY FUND, INVESCO FINANCIAL SERVICES FUND, INVESCO GOLD & PRECIOUS METALS FUND, INVESCO HEALTH SCIENCES FUND, INVESCO INTERNATIONAL CORE EQUITY FUND, INVESCO LEISURE FUND, INVESCO MULTI-SECTOR FUND, INVESCO MID-CAP GROWTH FUND, INVESCO S&P 500 INDEX FUND, INVESCO SMALL COMPANY GROWTH FUND, INVESCO TECHNOLOGY FUND, INVESCO TOTAL RETURN FUND, INVESCO UTILITIES

         FUND, NOMINAL DEFENDANTS, in the United States District Court for the Southern District of Texas, Houston Division (Civil Action No. H-04-3030), filed on July 27, 2004. This claim alleges violations of Sections 34(b), 36(b) and 48(a) of the Investment Company Act and violations of Sections 206 and 215 of the Advisers Act. The claim also alleges common law breach of fiduciary duty. The plaintiff in this case is seeking: compensatory and punitive damages; rescission of certain Funds' advisory agreements and distribution plans and recovery of all fees paid; an accounting of all fund-related fees, commissions and soft dollar payments; restitution of all unlawfully or discriminatorily obtained fees and charges; and attorneys' and experts' fees.

                                  APPENDIX O-6
           PENDING LITIGATION ALLEGING FAILURE TO ENSURE PARTICIPATION
                           IN CLASS ACTION SETTLEMENTS



         The following civil lawsuit, purporting to be a class action lawsuit, has been filed against AIM, IINA, AIM Capital and the trustees of the AIM Funds alleging that the defendants breached their fiduciary duties by failing to ensure that the AIM Funds participated in class action settlements in which the AIM Funds were eligible to participate. This lawsuit was served on January 18, 2005.



         AVO HOGAN AND JULIAN W. MEADOWS, ON BEHALF OF THEMSELVES AND ALL OTHERS SIMILARLY SITUATED, V. BOB R. BAKER, FRANK S. BAYLEY, JAMES T. BUNCH, BRUCE L. CROCKETT, ALBERT R. DOWDEN, EDWARD K. DUNN, JR., JACK M. FIELDS, CARL FRISCHLING, ROBERT H. GRAHAM, GERALD J. LEWIS, PREMA MATHAI-DAVIS, LEWIS F. PENNOCK, RUTH H. QUIGLEY, LOUIS S. SKLAR, LARRY SOLL, PH.D, MARK H. WILLIAMSON, AIM INVESTMENTS, LTD., AIM ADVISORS, INC., AIM CAPITAL MANAGEMENT, INC., INVESCO INSTITUTIONAL (N.A.), INC. AND JOHN DOES NO. 1 THROUGH 100, in the United States District Court, Northern District of Texas (Civil Action No. 3:05-CV-73-P), filed on January 11, 2005. This claim alleges violations of Sections 36(a), 36(b) and 47(b) of the Investment Company Act. The claim also alleges common law breach of fiduciary duty and negligence. The plaintiffs in this case are seeking: compensatory and punitive damages; forfeiture of all commissions and fees paid by the class of plaintiffs; and costs and counsel fees.

                              FINANCIAL STATEMENTS



Pursuant to Rule 3-03(d) of Regulation S-X unaudited financials for the period ended January 31, 2005, for Registrant's portfolios have been included in addition to the portfolios' audited financials for the period ended July 31, 2004. Such financials reflect all adjustments which are of a normal recurring nature and which are in the opinion of management, necessary to a fair statement of the results for the periods presented.


                                       FS

THE INFORMATION IN THIS PROSPECTUS IS NOT COMPLETE AND MAY BE CHANGED. WE MAY NOT SELL THESE SECURITIES UNTIL THE REGISTRATION STATEMENT FILED WITH THE SECURITIES AND EXCHANGE COMMISSION IS EFFECTIVE. THIS PROSPECTUS IS NOT AN OFFER TO SELL THESE SECURITIES AND IS NOT SOLICITING AN OFFER TO BUY THESE SECURITIES IN ANY STATE WHERE THE OFFER OR SALE IS NOT PERMITTED.



                 SUBJECT TO COMPLETION--DATED FEBRUARY 11, 2005



                                                     AIM GLOBAL REAL ESTATE FUND

                                                             AIM HIGH YIELD FUND

                                                AIM INTERMEDIATE GOVERNMENT FUND

                                              AIM LIMITED MATURITY TREASURY FUND
                                                           AIM MONEY MARKET FUND
                                                            AIM REAL ESTATE FUND
                                                        AIM SHORT TERM BOND FUND
                                                      AIM TOTAL RETURN BOND FUND
                                                                     PROSPECTUS

                                                                 APRIL 29, 2005


INSTITUTIONAL CLASSES


AIM Global Real Estate Fund seeks to achieve high total return through growth of capital and current income.


AIM High Yield Fund seeks to achieve a high level of current income.


AIM Intermediate Government Fund seeks to achieve a high level of current income consistent with reasonable concern for safety of principal.


AIM Limited Maturity Treasury Fund seeks liquidity with minimum fluctuation of principal value, and, consistent with this objective, the highest total return achievable.

AIM Money Market Fund seeks to provide as high a level of current income as is consistent with the preservation of capital and liquidity.

AIM Real Estate Fund seeks to achieve high total return.

AIM Short Term Bond Fund seeks to achieve a high level of current income consistent with preservation of capital.

AIM Total Return Bond Fund seeks to achieve maximum total return consistent with preservation of capital.

--------------------------------------------------------------------------------

This prospectus contains important information about the Institutional Class shares of the funds. Please read it before investing and keep it for future reference.

As with all other mutual fund securities, the Securities and Exchange Commission has not approved or disapproved these securities or determined whether the information in this prospectus is adequate or accurate. Anyone who tells you otherwise is committing a crime.

An investment in the fund:

- is not FDIC insured;

- may lose value; and

- is not guaranteed by a bank.

Institutional Class shares of the Money Market Fund are not currently available for public sale. Investors may not purchase Institutional shares of the fund through exchanges from other AIM Funds or through automatic dividend reinvestment from another AIM Fund.

   -------------------------------------------------------------------------
  AIM GLOBAL REAL ESTATE -AIM HIGH YIELD - AIM INTERMEDIATE GOVERNMENT FUND -
                          LIMITED MATURITY TREASURY -

     MONEY MARKET - REAL ESTATE - SHORT TERM BOND - TOTAL RETURN BOND FUNDS
   -------------------------------------------------------------------------

TABLE OF CONTENTS
--------------------------------------------------------------------------------


INVESTMENT OBJECTIVES AND STRATEGIES                 1
------------------------------------------------------

AIM High Yield Fund                                  1
AIM Limited Maturity Treasury Fund                   2
AIM Money Market Fund                                2
AIM Real Estate Fund                                 2
AIM Short Term Bond Fund                             3
AIM Total Return Bond Fund                           3
All Funds                                            3
Global Real Estate, Limited Maturity,
  Short Term Bond and Total Return Bond              3
------------------------------------------------------

PRINCIPAL RISKS OF INVESTING IN THE FUNDS            4
------------------------------------------------------

DISCLOSURE OF PORTFOLIO HOLDINGS                     6
------------------------------------------------------

PERFORMANCE INFORMATION                              7
------------------------------------------------------

Annual Total Returns                                 7
Performance Table                                   12
FEE TABLE AND EXPENSE EXAMPLE                       15
------------------------------------------------------

Fee Table                                           15
Expense Example                                     16
FUND MANAGEMENT                                     17
------------------------------------------------------

The Advisors                                        17
Advisor Compensation                                18
Portfolio Managers                                  18
OTHER INFORMATION                                   19
------------------------------------------------------

Dividends and Distributions                         19
Suitability for Investors                           19
FINANCIAL HIGHLIGHTS                                21
------------------------------------------------------

SHAREHOLDER INFORMATION                            A-1
------------------------------------------------------

Purchasing Shares                                  A-1
Excessive Short-Term Trading Activity
  Disclosures                                      A-2
Redeeming Shares                                   A-2
Pricing of Shares                                  A-2
Taxes                                              A-3
OBTAINING ADDITIONAL INFORMATION            Back Cover
------------------------------------------------------




The AIM Family of Funds, AIM and Design, AIM, AIM Funds, AIM Funds and Design, AIM Investments, AIM Investor, AIM Lifetime America, AIM LINK, AIM Institutional Funds, aimfunds.com, La Familia AIM de Fondos, La Familia AIM de Fondos and Design, Invierta Con DISCIPLINA, Invest with DISCIPLINE, The AIM College Savings Plan, AIM Solo 401(k), AIM Investments and Design and Your goals. Our solutions are registered service marks and AIM Bank Connection, Internet Connect, AIM Private Asset Management, AIM Private Asset Management and Design, AIM Stylized and/or Design, AIM Alternative Assets and Design and myaim.com are service marks of A I M Management Group Inc. AIM Trimark is a service mark of A I M Management Inc. and AIM Funds Management Inc.


No dealer, salesperson or any other person has been authorized to give any information or to make any representations other than those contained in this prospectus, and you should not rely on such other information or representations.

   -------------------------------------------------------------------------
  AIM GLOBAL REAL ESTATE -AIM HIGH YIELD - AIM INTERMEDIATE GOVERNMENT FUND -
                          LIMITED MATURITY TREASURY -

     MONEY MARKET - REAL ESTATE - SHORT TERM BOND - TOTAL RETURN BOND FUNDS
   -------------------------------------------------------------------------

INVESTMENT OBJECTIVES AND STRATEGIES
--------------------------------------------------------------------------------


AIM GLOBAL REAL ESTATE FUND (GLOBAL REAL ESTATE)



The fund's investment objective is to achieve high total return through growth of capital and current income. The investment objective of the fund may be changed by the Board of Trustees without shareholder approval.



    The fund seeks to meet its objective by investing, normally, at least 80% of its assets in securities of real estate and real estate-related companies. In complying with this 80% investment requirement, the fund may invest in debt and equity securities, including convertible securities, and its investments may include other securities, such as synthetic instruments. Synthetic instruments are investments that have economic characteristics similar to the fund's direct investments, and may include warrants, futures, options, exchange-traded funds and American Depositary Receipts. The fund considers a company to be a real estate-related company if at least 50% of its assets, gross income or net profits are attributable to ownership, construction, management or sale of residential, commercial or industrial real estate. These companies include equity real estate investment trusts (REITs) that own property and mortgage REITs that make short-term construction and development mortgage loans or that invest in long-term mortgages or mortgage pools, or companies whose products and services are related to the real estate industry, such as manufacturers and distributors of building supplies and financial institutions that issue or service mortgages.



    The fund may invest in equity, debt or convertible securities of companies unrelated to the real estate industry that the portfolio managers believe are undervalued and have potential for growth of capital. The fund will limit its investment in debt securities unrelated to real estate to those that are investment-grade or deemed by the fund's portfolio managers to be of comparable quality.



    The fund will normally invest in the securities of companies located in at least three different countries, including the United States, and may invest a significant portion of its assets in the securities of U.S. issuers. However, the fund will invest no more than 50% of its total assets in the securities of issuers in any one country, other than the U.S.



    The fund may invest up to 20% of its total assets in companies located in developing countries, i.e., those countries that are in the initial stages of their industrial cycles. The fund may also invest up to 5% of its total assets in lower-quality debt securities, i.e., "junk bonds."



    The portfolio managers allocate the fund's assets among securities of countries and in currency denominations that are expected to provide the best opportunities for meeting the fund's investment objective. In analyzing specific companies for possible investment, the portfolio managers utilize fundamental real estate analysis and quantitative securities analysis to select investments for the fund, including analyzing a company's management and strategic focus, evaluating the location, physical attributes and cash flow generating capacity of a company's properties and calculating relative return potential among other things. The portfolio managers consider whether to sell a particular security when any of these factors materially changes.



AIM HIGH YIELD FUND (HIGH YIELD)


The fund's investment objective is to achieve a high level of current income. The fund seeks to achieve its objective by investing primarily in publicly traded non-investment grade securities. The fund's investment objective may be changed by the Board of Trustees without shareholder approval.


    The fund seeks to meet its objective by investing, normally, at least 80% of its assets in non-investment grade debt securities, i.e., "junk bonds." In complying with this 80% investment requirement, the fund's investments may include investments in synthetic instruments. Synthetic instruments are investments that have economic characteristics similar to the fund's direct investments, and may include futures and options. The fund considers a bond to be a junk bond if it is rated Ba or lower by Moody's Investors Service, Inc. or BB or lower by Standard & Poor's Rating Services. The fund will principally invest in junk bonds rated B or above by Moody's Investors Service, Inc. or Standard & Poor's Ratings Services or deemed by the portfolio managers to be of comparable quality. The fund may also invest in preferred stock. The fund may invest up to 25% of its total assets in foreign securities.

    Although the portfolio managers focus on debt securities that they believe have favorable prospects for high current income, they also consider the possibility of growth of capital of the security. The portfolio managers consider whether to sell a particular security when any of these factors materially changes.


AIM INTERMEDIATE GOVERNMENT FUND (INTERMEDIATE GOVERNMENT)



The fund's investment objective is to achieve a high level of current income consistent with reasonable concern for safety of principal. The fund's investment objective may be changed by the Board of Trustees without shareholder approval.



    The fund seeks to meet its objective by investing, normally, at least 80% of its assets in debt securities issued, guaranteed or otherwise backed by the U.S. Government. In complying with this 80% investment requirement, the fund's investments may include synthetic instruments. Synthetic instruments are investments that have economic characteristics similar to the fund's direct investments, and may include futures and options. The fund may invest in securities of all maturities issued or guaranteed by the U.S. Government or its agencies and instrumentalities, including: (1) U.S. Treasury obligations, and
(2) obligations issued or guaranteed by U.S. Government agencies and instrumentalities and supported by (a) the full faith and credit of the U.S. Treasury, (b) the right of the issuer to borrow from the U.S. Treasury, or (c) the credit of the agency or instrumentality. The fund will maintain a weighted average effective maturity,

   -------------------------------------------------------------------------
  AIM GLOBAL REAL ESTATE -AIM HIGH YIELD - AIM INTERMEDIATE GOVERNMENT FUND -
                          LIMITED MATURITY TREASURY -

     MONEY MARKET - REAL ESTATE - SHORT TERM BOND - TOTAL RETURN BOND FUNDS
   -------------------------------------------------------------------------


as estimated by the fund's portfolio managers, of between three and ten years. The fund invests primarily in fixed-rate securities such as high-coupon U.S. Government agency mortgage-backed securities, which consist of interests in underlying mortgages with maturities of up to thirty years. For cash management purposes, the fund may also hold a portion of its assets in cash or cash equivalents, including shares of affiliated money market funds. Any percentage limitations with respect to assets of the fund are applied at the time of purchase.



    The portfolio managers focus on securities that they believe have favorable prospects for current income, consistent with their reasonable concern for safety of principal. The portfolio managers consider whether to sell a particular security when any of these factors materially changes.



AIM LIMITED MATURITY TREASURY FUND

(LIMITED MATURITY)
The fund's investment objective is to seek liquidity with minimum fluctuation of principal value, and, consistent with this objective, the highest total return achievable. The fund's investment objective may be changed by the Board of Trustees without shareholder approval.


    The fund seeks to meet its objective by investing, normally, at least 80% of its assets in direct obligations of the U.S. Treasury, including bills, notes and bonds. The fund will only purchase securities with maturities of three years or less.


    The portfolio managers focus on U.S. Treasury obligations they believe have favorable prospects for total return consistent with the fund's investment objective. The portfolio managers usually sell a particular security when any of these factors materially changes.

AIM MONEY MARKET FUND (MONEY MARKET)
The fund's investment objective is to is to provide as high a level of current income as is consistent with the preservation of capital and liquidity. The fund's investment objective may be changed by the Board of Trustees without shareholder approval.


    The fund seeks to meet its objective by investing only in high-quality U.S. dollar-denominated short-term obligations, including:


- securities issued by the U.S. Government or its agencies;

- bankers' acceptances, certificates of deposit, and time deposits from U.S. or foreign banks;

- repurchase agreements;

- commercial paper;

- taxable municipal securities;

- master notes; and

- cash equivalents

  The fund may invest up to 50% of its assets in U.S. dollar-denominated foreign securities.

    The portfolio managers focus on securities that they believe have favorable prospects for current income, consistent with their concerns for preservation of capital and liquidity. The portfolio managers usually hold portfolio securities to maturity, but may sell a particular security when they deem it advisable, such as when any of the factors above materially changes.

AIM REAL ESTATE FUND (REAL ESTATE)

The fund's investment objective is to achieve high total return. The investment objective of the fund may be changed by the Board of Trustees without shareholder approval.

    The fund seeks to meet its objective by investing, normally, at least 80% of its assets in securities of real estate and real estate-related companies. In complying with this 80% investment requirement, the fund may invest in debt and equity securities, including convertible securities, and its investments may include other securities, such as synthetic instruments. Synthetic instruments are investments that have economic characteristics similar to the fund's direct investments, and may include warrants, futures, options, exchange-traded funds and American Depositary Receipts. The fund considers a company to be a real estate-related company if at least 50% of its assets, gross income or net profits are attributable to ownership, construction, management or sale of residential, commercial or industrial real estate. These companies include equity real estate investment trusts (REITs) that own property and mortgage REITs that make short-term construction and development mortgage loans or that invest in long-term mortgages or mortgage pools, or companies whose products and services are related to the real estate industry, such as manufacturers and distributors of building supplies and financial institutions that issue or service mortgages.

    The fund may invest in equity, debt or convertible securities of companies unrelated to the real estate industry that the portfolio managers believe are undervalued and have potential for growth of capital. The fund will limit its investment in debt securities to those that are investment-grade or deemed by the fund's portfolio manager to be of comparable quality. The fund may invest up to 25% of its total assets in foreign securities.

    The portfolio managers utilize fundamental real estate analysis and quantitative securities analysis to select investments for the fund, including analyzing a company's management and strategic focus, evaluating the location, physical attributes and cash flow generating capacity of a company's properties and calculating expected returns, among other things. The portfolio managers consider whether to sell a particular security when any of these factors materially changes.

AIM SHORT TERM BOND FUND (SHORT TERM BOND)

The fund's investment objective is to achieve a high level of current income consistent with preservation of capital. The fund's investment objective may be changed by the Board of Trustees without shareholder approval.


    The fund seeks to achieve its objective by investing, normally, at least 80% of its assets in a diversified portfolio of investment-grade fixed income securities. These securities may include U.S. Treasury and agency securities, mortgage-backed and asset-backed securities and corporate bonds of varying maturities. In complying with this 80% investment requirement, the fund's investments may include investments in synthetic instruments. Synthetic instruments are invest-

   -------------------------------------------------------------------------
  AIM GLOBAL REAL ESTATE -AIM HIGH YIELD - AIM INTERMEDIATE GOVERNMENT FUND -
                          LIMITED MATURITY TREASURY -

     MONEY MARKET - REAL ESTATE - SHORT TERM BOND - TOTAL RETURN BOND FUNDS
   -------------------------------------------------------------------------

ments that have economic characteristics similar to the fund's direct investments, and may include futures and options. A fixed income security is considered investment grade if it is either rated at least investment grade by Moody's Investors Service, Inc. or Standard & Poor's (rated in the four highest ratings categories by Moody's or S&P), or the fund's portfolio managers believe it to be of comparable credit quality. Under normal market conditions the fund's effective duration and weighted average effective maturity, as estimated by the fund's portfolio managers, will be less than three years.

    The fund may invest up to 15% of its total assets in foreign securities. The fund will not invest in non-U.S. dollar denominated securities.

    The portfolio managers focus on securities that they believe have favorable prospects for a high level of current income, consistent with their concern for preservation of capital. In analyzing securities for possible investment, the portfolio managers ordinarily look for improving industry and company specific fundamentals, such as cash flow coverage, revenue growth, stable or improving credit ratings and business margin improvement, among other factors. The portfolio managers consider whether to sell a particular security when either of these factors materially changes.

AIM TOTAL RETURN BOND FUND (TOTAL RETURN BOND)

The fund's investment objective is to achieve maximum total return consistent with preservation of capital. The fund's investment objective may be changed by the Board of Trustees without shareholder approval.


    The fund seeks to achieve its objective by investing, normally, at least 80% of its assets in a diversified portfolio of investment-grade fixed income securities generally represented by the sector categories within the Lehman Brothers Aggregate Bond Index. These fixed income securities may include U.S. Treasury and agency securities, mortgage-backed and asset-backed securities and corporate bonds of varying maturities. In complying with this 80% investment requirement, the fund's investments may include investments in synthetic instruments. Synthetic instruments are investments that have economic characteristics similar to the fund's direct investments, and may include futures and options. A fixed income security is considered investment grade if it is either rated at least investment grade by Moody's Investors Service, Inc. or Standard & Poor's (rated in the four highest ratings categories by Moody's or S&P), or the fund's portfolio managers believe it to be of comparable credit quality. Under normal market conditions the fund's effective duration, as estimated by the fund's portfolio managers, will be within +/-1.5 years of that of the Lehman Brothers Aggregate Bond Index and the fund will generally maintain a weighted average effective maturity, as estimated by the fund's portfolio managers, of between three and ten years.


    The fund may invest up to 25% of its total assets in foreign securities. The fund may invest up to 5% of its total assets in non-U.S. dollar denominated securities.

    The portfolio managers focus on securities that they believe have favorable prospects for maximum total return, consistent with their concern for preservation of capital. In analyzing securities for possible investment, the portfolio managers ordinarily look for improving industry and company specific fundamentals, such as cash flow coverage, revenue growth, stable or improving credit ratings and business margin improvement, among other factors. The portfolio managers consider whether to sell a particular security when either of these factors materially changes.

ALL FUNDS

For cash management purposes, the funds may also hold a portion of their assets in cash or cash equivalents, including shares of affiliated money market funds. Any percentage limitations with respect to assets of a fund are applied at the time of purchase.

    In anticipation of or in response to adverse market or other conditions, or atypical circumstances such as unusually large cash inflows or redemptions, the funds may temporarily hold all or a portion of their assets in cash, cash equivalents or high-quality debt instruments. As a result, a fund may not achieve its investment objective.


GLOBAL REAL ESTATE, INTERMEDIATE GOVERNMENT, LIMITED MATURITY, SHORT TERM BOND AND TOTAL RETURN BOND


Each fund may engage in active and frequent trading of portfolio securities to achieve its investment objective. If a fund does trade in this way, it may incur increased transaction costs, which can lower the actual return on your investment. Active trading may also increase short-term gains and losses, which may affect the taxes you have to pay.

   -------------------------------------------------------------------------
  AIM GLOBAL REAL ESTATE -AIM HIGH YIELD - AIM INTERMEDIATE GOVERNMENT FUND -
                          LIMITED MATURITY TREASURY -

     MONEY MARKET - REAL ESTATE - SHORT TERM BOND - TOTAL RETURN BOND FUNDS
   -------------------------------------------------------------------------

PRINCIPAL RISKS OF INVESTING IN THE FUNDS
--------------------------------------------------------------------------------

ALL FUNDS

There is a risk that you could lose all or a portion of your investment in the fund and that the income you may receive from your investment may vary. The value of your investment in the fund will go up and down with the prices of the securities in which the fund invests.

    An investment in the fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.


GLOBAL REAL ESTATE



The prices of foreign securities may be further affected by other factors, including:



- Currency exchange rates--The dollar value of the fund's foreign investments will be affected by changes in the exchange rates between the dollar and the currencies in which those investments are traded.



- Political and economic conditions--The value of the fund's foreign investments may be adversely affected by political and social instability in their home countries and by changes in economic or taxation policies in those countries.



- Regulations--Foreign companies generally are subject to less stringent regulations, including financial and accounting controls, than are U.S. companies. As a result, there generally is less publicly available information about foreign companies than about U.S. companies.



- Markets--The securities markets of other countries are smaller than U.S. securities markets. As a result, many foreign securities may be less liquid and their prices may be more volatile than U.S. securities.



    These factors may affect the prices of securities issued by foreign companies located in developing countries more than those in countries with mature economies. For example, many developing countries have, in the past, experienced high rates of inflation or sharply devalued their currencies against the U.S. dollar, thereby causing the value of investments in companies located in those countries to decline. Transaction costs are often higher in developing countries and there may be delays in settlement procedures.


HIGH YIELD

Debt securities are particularly vulnerable to credit risk and interest rate fluctuations. Interest rate increases can cause the price of a debt security to decrease; junk bonds are less sensitive to this risk than are higher-quality bonds. The prices of equity securities change in response to many factors, including the historical and prospective earnings of the issuer, the value of its assets, general economic conditions, interest rates, investor perceptions and market liquidity.

    Compared to higher-quality debt securities, junk bonds involve greater risk of default or price changes due to changes in the credit quality of the issuer and because they are generally unsecured and may be subordinated to other creditors' claims. The value of junk bonds often fluctuates in response to company, political or economic developments and can decline significantly over short periods of time or during periods of general or regional economic difficulty. During those times, the bonds could be difficult to value or to sell at a fair price. Credit ratings on junk bonds do not necessarily reflect their actual market risk.


INTERMEDIATE GOVERNMENT



Debt securities are particularly vulnerable to credit risk and interest rate fluctuations. Interest rate increases can cause the price of a debt security to decrease. The longer a debt security's duration, the more sensitive it is to this risk. The prices of high-coupon U.S. Government agency mortgage-backed securities fall more slowly when interest rates rise than do prices of traditional fixed-rate securities. Some of the securities purchased by the fund are not guaranteed by the U.S. Government.



    The fund may invest in obligations issued by agencies and instrumentalities of the U.S. Government. These obligations vary in the level of support they receive from the U.S. Government. They may be: (i) supported by the full faith and credit of the U.S. Treasury, such as those of the Government National Mortgage Association; (ii) supported by the right of the issuer to borrow from the U.S. Treasury, such as those of the Federal National Mortgage Association;
(iii) supported by the discretionary authority of the U.S. Government to purchase the issuer's obligations, such as those of the Student Loan Marketing Association; or (iv) supported only by the credit of the issuer, such as those of the Federal Farm Credit Bureau. The U.S. Government may choose not to provide financial support to U.S. Government sponsored agencies or instrumentalities if it is not legally obligated to do so, in which case, if the issuer defaulted, the fund holding securities of such issuer might not be able to recover its investment from the U.S. Government.



    If the seller of a repurchase agreement in which the fund invests defaults on its obligation or declares bankruptcy, the fund may experience delays in selling the securities underlying the repurchase agreement. As a result, the fund may incur losses arising from decline in the value of those securities, reduced levels of income and expenses of enforcing its rights.



    High-coupon U.S. Government agency mortgage-backed securities provide a higher coupon at the time of purchase than current prevailing market interest rates. The fund may purchase such securities at a premium. If these securities experience a faster principal

   -------------------------------------------------------------------------
  AIM GLOBAL REAL ESTATE -AIM HIGH YIELD - AIM INTERMEDIATE GOVERNMENT FUND -
                          LIMITED MATURITY TREASURY -

     MONEY MARKET - REAL ESTATE - SHORT TERM BOND - TOTAL RETURN BOND FUNDS
   -------------------------------------------------------------------------


prepayment rate than expected, both the market value of and income from such securities will decrease.


LIMITED MATURITY

Interest rate increases can cause the price of a debt security to decrease; the longer the debt security's duration, the more sensitive it is to this risk.

MONEY MARKET

Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund. Additionally, the fund's yield will vary as the short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates.

    The following factors could reduce the fund's income and/or share price:

- sharply rising or falling interest rates;

- downgrades of credit ratings or default of any of the fund's holdings;

- the risks generally associated with concentrating investments in the banking industry, such as interest rate risk, credit risk and regulatory developments relating to the banking and financial services industries; or

- the risks generally associated with U.S. dollar-denominated foreign investments, including political and economic upheaval, seizure or nationalization of deposits, impositions of taxes or other restrictions on the payment of principal and interest.

    If the seller of a repurchase agreement in which the fund invests defaults on its obligation or declares bankruptcy, the fund may experience delays in selling the securities underlying the repurchase agreement. As a result, the fund may incur losses arising from decline in the value of those securities, reduced levels of income and expenses of enforcing its rights.


GLOBAL REAL ESTATE AND REAL ESTATE


The prices of equity securities change in response to many factors, including the historical and prospective earnings of the issuer, the value of its assets, general economic conditions, interest rates, investor perceptions and market liquidity. Debt securities are particularly vulnerable to credit risk and interest rate fluctuations. Interest rate increases can cause the price of a debt security to decrease. The longer a debt security's duration, the more sensitive it is to this risk. The issuer of a debt security may default or otherwise be unable to honor a financial obligation.

    The fund could conceivably hold real estate directly if a company defaults on debt securities the fund owns. In that event, an investment in the fund may have additional risks relating to direct ownership in real estate, including difficulties in valuing and trading real estate, declines in value of the properties, risks relating to general and local economic conditions, changes in the climate for real estate, increases in taxes, expenses and costs, changes in laws, casualty and condemnation losses, rent control limitations and increases in interest rates.

    The value of the fund's investment in REITs is affected by the factors listed above, as well as the management skill of the persons managing the REIT. Since REITs have expenses of their own, you will bear a proportionate share of those expenses in addition to those of the fund. Because the fund focuses its investments in REITs and other companies related to the real estate industry, the value of your shares may rise and fall more than the value of shares of a fund that invests in a broader range of companies.

    The fund may participate in the initial public offering (IPO) market in some market cycles. Because of the fund's small asset base, any investment the fund may make in IPOs may significantly increase the fund's total return. As the fund's assets grow, the impact of IPO investments will decline, which may reduce the effect of IPO investments on the fund's total return.

SHORT TERM BOND AND TOTAL RETURN BOND

Fixed income securities are particularly vulnerable to credit risk and interest rate fluctuations. Interest rate increases can cause the price of a fixed income security to decrease. The longer a fixed income security's duration, the more sensitive it is to this risk. The issuer of a security may default or otherwise be unable to honor a financial obligation.

    Mortgage-backed and asset-backed securities are subject to different risks from bonds and, as a result, may respond to changes in interest rates differently. If interest rates fall, people refinance or pay off their mortgages ahead of time, which may cause mortgage-backed securities to lose value. If interest rates rise, many people may refinance or prepay their mortgages at a slower-than-expected rate. This may effectively lengthen the life of mortgage-backed securities, which may cause the securities to be more sensitive to changes in interest rates.

MONEY MARKET, SHORT TERM BOND AND TOTAL RETURN BOND

Each fund may invest in obligations issued by agencies and instrumentalities of the U.S. Government. These obligations vary in the level of support they receive from the U.S. Government. They may be: (i) supported by the full faith and credit of the U.S. Treasury, such as those of the Government National Mortgage Association; (ii) supported by the right of the issuer to borrow from the U.S. Treasury, such as those of the Federal National Mortgage Association; (iii) supported by the discretionary authority of the U.S. Government to purchase the issuer's obligations, such as those of the Student Loan Marketing Association; or (iv) supported only by the credit of the issuer, such as those of the Federal Farm Credit Bureau. The U.S. Government may choose not to provide financial support to U.S. Government sponsored agencies or instrumentalities if it is not legally obligated to do so, in which case, if the issuer defaulted, the

   -------------------------------------------------------------------------
  AIM GLOBAL REAL ESTATE -AIM HIGH YIELD - AIM INTERMEDIATE GOVERNMENT FUND -
                          LIMITED MATURITY TREASURY -

     MONEY MARKET - REAL ESTATE - SHORT TERM BOND - TOTAL RETURN BOND FUNDS
   -------------------------------------------------------------------------

fund holding securities of such issuer might not be able to recover its investment from the U.S. Government.

HIGH YIELD, REAL ESTATE, SHORT TERM BOND AND TOTAL RETURN BOND

Foreign securities have additional risks, including exchange rate changes, political and economic upheaval, the relative lack of information about issuers, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.


DISCLOSURE OF PORTFOLIO HOLDINGS

--------------------------------------------------------------------------------


A description of the fund's policies and procedures with respect to disclosure of the fund's portfolio holdings is available in the fund's Statement of Additional Information.

   -------------------------------------------------------------------------
  AIM GLOBAL REAL ESTATE -AIM HIGH YIELD - AIM INTERMEDIATE GOVERNMENT FUND -
                          LIMITED MATURITY TREASURY -

     MONEY MARKET - REAL ESTATE - SHORT TERM BOND - TOTAL RETURN BOND FUNDS
   -------------------------------------------------------------------------

PERFORMANCE INFORMATION
--------------------------------------------------------------------------------


The bar charts and tables shown below provide an indication of the risks of investing in each of the funds. A fund's past performance (before and after taxes) is not necessarily an indication of its future performance. The returns in the bar charts shown below for High Yield, Intermediate Government and Total Return Bond are those of each fund's Class A shares, the returns shown for Real Estate and Short Term Bond are those of each fund's Class C shares, and the returns shown for Money Market are those of the fund's AIM Cash Reserve Shares, none of which are offered in this prospectus. Institutional Class shares would have higher annual returns because, although the shares are invested in the same portfolio of securities, Institutional Class shares have lower expenses. As of the date of this prospectus, the Institutional Classes of Global Real Estate, Intermediate Government and Money Market have not yet commenced operations.


ANNUAL TOTAL RETURNS
--------------------------------------------------------------------------------


The following bar charts show changes in the performance of High Yield's Intermediate Government's and Total Return Bond's Class A shares, Real Estate's and Short Term Bond's Class C shares, Money Market's AIM Cash Reserve Shares and Limited Maturity's Institutional Class shares from year to year. The bar charts do not reflect sales loads. If they did, the annual total returns shown would be lower. Institutional Class shares are not subject to front-end or back-end sales loads.


HIGH YIELD--CLASS A


                                                                         ANNUAL
YEAR ENDED                                                                TOTAL
DECEMBER 31                                                              RETURN
-----------                                                              -------
1995...................................................................    16.86%
1996...................................................................    15.44%
1997...................................................................    12.52%
1998...................................................................    (5.1)%
1999...................................................................     2.08%
2000...................................................................  (23.81)%
2001...................................................................   (3.59)%
2002...................................................................  (10.38)%
2003...................................................................    30.19%
2004...................................................................         %

   -------------------------------------------------------------------------
  AIM GLOBAL REAL ESTATE -AIM HIGH YIELD - AIM INTERMEDIATE GOVERNMENT FUND -
                          LIMITED MATURITY TREASURY -

     MONEY MARKET - REAL ESTATE - SHORT TERM BOND - TOTAL RETURN BOND FUNDS
   -------------------------------------------------------------------------

PERFORMANCE INFORMATION (CONTINUED)
--------------------------------------------------------------------------------


INTERMEDIATE GOVERNMENT--CLASS A



                                                                         ANNUAL
YEAR ENDED                                                                TOTAL
DECEMBER 31                                                              RETURNS
-----------                                                              -------
1994...................................................................   -3.44%
1995...................................................................   16.28%
1996...................................................................    2.35%
1997...................................................................    9.07%
1998...................................................................    8.17%
1999...................................................................   -1.87%
2000...................................................................    9.37%
2001...................................................................    6.11%
2002...................................................................   10.00%
2003...................................................................    1.31%


LIMITED MATURITY--INSTITUTIONAL CLASS

   -------------------------------------------------------------------------
  AIM GLOBAL REAL ESTATE -AIM HIGH YIELD - AIM INTERMEDIATE GOVERNMENT FUND -
                          LIMITED MATURITY TREASURY -

     MONEY MARKET - REAL ESTATE - SHORT TERM BOND - TOTAL RETURN BOND FUNDS
   -------------------------------------------------------------------------

PERFORMANCE INFORMATION (CONTINUED)
--------------------------------------------------------------------------------



                                                                         ANNUAL
YEAR ENDED                                                                TOTAL
DECEMBER 31                                                              RETURN
-----------                                                              -------
1995...................................................................   9.67%
1996...................................................................   5.01%
1997...................................................................   6.22%
1998...................................................................   6.33%
1999...................................................................   2.88%
2000...................................................................   7.21%
2001...................................................................   7.75%
2002...................................................................   5.01%
2003...................................................................   1.65%
2004...................................................................       %


MONEY MARKET--AIM CASH RESERVE SHARES


                                                                         ANNUAL
YEAR ENDED                                                                TOTAL
DECEMBER 31                                                              RETURN
-----------                                                              -------
1995...................................................................   5.04%
1996...................................................................   4.41%
1997...................................................................   4.66%
1998...................................................................   4.62%
1999...................................................................   4.22%
2000...................................................................   5.45%
2001...................................................................   3.21%
2002...................................................................   0.91%
2003...................................................................   0.55%
2004...................................................................       %


REAL ESTATE--CLASS C SHARES

   -------------------------------------------------------------------------
  AIM GLOBAL REAL ESTATE -AIM HIGH YIELD - AIM INTERMEDIATE GOVERNMENT FUND -
                          LIMITED MATURITY TREASURY -

     MONEY MARKET - REAL ESTATE - SHORT TERM BOND - TOTAL RETURN BOND FUNDS
   -------------------------------------------------------------------------

PERFORMANCE INFORMATION (CONTINUED)
--------------------------------------------------------------------------------



                                                                         ANNUAL
YEAR ENDED                                                                TOTAL
DECEMBER 31                                                              RETURN
-----------                                                              -------
1996...................................................................    36.44%
1997...................................................................    18.88%
1998...................................................................  (23.16)%
1999...................................................................   (3.54)%
2000...................................................................    28.25%
2001...................................................................     9.49%
2002...................................................................     8.06%
2003...................................................................    38.33%
2004...................................................................         %


SHORT TERM BOND--CLASS C SHARES


                                                                         ANNUAL
YEAR ENDED                                                                TOTAL
DECEMBER 31                                                              RETURN
-----------                                                              -------
2003...................................................................   2.79%
2004...................................................................       %


TOTAL RETURN BOND--CLASS A SHARES


                                                                         ANNUAL
YEAR ENDED                                                                TOTAL
DECEMBER 31                                                              RETURN
-----------                                                              -------
2002...................................................................   8.54%
2003...................................................................   5.12%
2004...................................................................       %




    The year-to-date total return for each fund as of March 31, 2005 was as follows:



High Yield--Class A                                                  %
Intermediate Government--Class A                                     %
Limited Maturity--Institutional Class                                %
Money Market--AIM Cash Reserve Shares                                %
Real Estate--Class C                                                 %
Short Term Bond--Class C                                             %
Total Return Bond--Class A                                           %

   -------------------------------------------------------------------------
  AIM GLOBAL REAL ESTATE -AIM HIGH YIELD - AIM INTERMEDIATE GOVERNMENT FUND -
                          LIMITED MATURITY TREASURY -

     MONEY MARKET - REAL ESTATE - SHORT TERM BOND - TOTAL RETURN BOND FUNDS
   -------------------------------------------------------------------------

PERFORMANCE INFORMATION (CONTINUED)
--------------------------------------------------------------------------------

    During the periods shown in the bar charts, the highest quarterly returns and the lowest quarterly returns were as follows:


                                                         HIGHEST QUARTERLY RETURN      LOWEST QUARTERLY RETURN
FUND                                                         (QUARTER ENDED)               (QUARTER ENDED)
--------------------------------------------------------------------------------------------------------------
High Yield--Class A                                       [10.17% (6/30/03)]            [(13.88)% (12/31/00)]
Intermediate Government--Class A                          [5.49% (6/30/95)]             [(2.29)% (3/31/94)]
Limited Maturity--Institutional Class                     [3.13% (9/30/01)]             [(0.15)% (3/31/94)]
Money Market--AIM Cash Reserve Shares                     [1.41% (9/30/00]              [0.14% (3/31/03],
                                                            [and 12/31/00)]             [6/30/03, 9/30/03]
                                                                                          [and 12/31/03)]
Real Estate--Class C                                      [19.39% (12/31/96)]           [(15.54)% (9/30/98)]
Short Term Bond--Class C                                  [1.23% (6/30/03)]             [0.21% (9/30/03)]
Total Return Bond--Class A                                [3.70% (9/30/02)]             [(0.11)% (9/30/03)]

   -------------------------------------------------------------------------
  AIM GLOBAL REAL ESTATE -AIM HIGH YIELD - AIM INTERMEDIATE GOVERNMENT FUND -
                          LIMITED MATURITY TREASURY -

     MONEY MARKET - REAL ESTATE - SHORT TERM BOND - TOTAL RETURN BOND FUNDS
   -------------------------------------------------------------------------

PERFORMANCE INFORMATION (CONTINUED)
--------------------------------------------------------------------------------

PERFORMANCE TABLE


The following performance table compares each fund's performance to that of a broad-based securities market index, a style specific index, and a peer group index, if applicable. The indices may not reflect payment of fees, expenses or taxes. The fund is not managed to track the performance of any particular index, including the indices shown below, and consequently, the performance of the fund may deviate significantly from the performance of the indices shown below.



AVERAGE ANNUAL TOTAL RETURNS
-----------------------------------------------------------------------------------
(for the periods ended                                         SINCE      INCEPTION
December 31, 2004)              1 YEAR   5 YEARS   10 YEARS   INCEPTION(1)   DATE
-----------------------------------------------------------------------------------
High Yield--Institutional
  Class(2)                                                                07/11/78(2)
  Return Before Taxes                %         %         %         --
  Return After Taxes on
     Distributions                                                 --
  Return After Taxes on
     Distributions and Sale of
     Fund Shares                                                   --
-----------------------------------------------------------------------------------
Lehman Brothers U.S. Aggregate
  Bond Index(3,4)                                                  --
Lehman Brothers High Yield
  Index(4,5,6)                                                     --
Lipper High Yield Bonds Fund
  Index(5,7)                                                       --
-----------------------------------------------------------------------------------
Intermediate Government--Class
  A(8)                                                                    04/28/87(8)
  Return Before Taxes                %         %         %         --
  Return After Taxes on
     Distributions                                                 --
  Return After Taxes on
     Distributions and Sale of
     Fund Shares                                                   --
-----------------------------------------------------------------------------------
Lehman Brothers U.S. Aggregate
  Bond Index(3,9)                                                  --
Lehman Brothers Intermediate
  U.S. Government and Mortgage
  Index(10)                                           N/A          --
Lipper Intermediate U.S.
  Government Fund Index(11)
-----------------------------------------------------------------------------------
Limited Maturity
  Treasury--Institutional
  Class                                                                   07/13/87
  Return Before Taxes                                              --
  Return After Taxes on
     Distributions                                                 --
  Return After Taxes on
     Distributions and Sale of
     Fund Shares                                                   --
-----------------------------------------------------------------------------------
Lehman Brothers U.S. Aggregate
  Bond Index(3,4)                                                  --
Lehman Brothers 1- to 2-Year
  U.S. Government Bond
  Index(4,12,13)                                                   --
Lipper Short U.S. Treasury
  Category Average(12,14)                                          --
-----------------------------------------------------------------------------------
Money Market--AIM Cash Reserve
  Shares                                                           --     10/16/93
-----------------------------------------------------------------------------------
Real Estate--Institutional
  Class(2)                                                                05/01/95(2)
  Return Before Taxes                                 N/A            %
  Return After Taxes on
     Distributions                                    N/A
  Return After Taxes on
     Distributions and Sale of
     Fund Shares                                      N/A
-----------------------------------------------------------------------------------
S&P 500 Index(15)                                     N/A            (23)  4/30/95(23)
Morgan Stanley REIT
  Index(15,16)                                        N/A            (23)  4/30/95(23)
Lipper Real Estate Fund
  Index(15,17)                                        N/A         N/A      4/30/95(23)
-----------------------------------------------------------------------------------

   -------------------------------------------------------------------------
  AIM GLOBAL REAL ESTATE -AIM HIGH YIELD - AIM INTERMEDIATE GOVERNMENT FUND -
                          LIMITED MATURITY TREASURY -

     MONEY MARKET - REAL ESTATE - SHORT TERM BOND - TOTAL RETURN BOND FUNDS
   -------------------------------------------------------------------------

PERFORMANCE INFORMATION (CONTINUED)
--------------------------------------------------------------------------------



AVERAGE ANNUAL TOTAL RETURNS
-----------------------------------------------------------------------------------
(for the periods ended                                         SINCE      INCEPTION
December 31, 2004)              1 YEAR   5 YEARS   10 YEARS   INCEPTION(1)   DATE
-----------------------------------------------------------------------------------
Short Term Bond--Institutional
  Class(2)
  Return Before Taxes                       N/A       N/A                 8/30/02(2)
  Return After Taxes on
     Distributions                          N/A       N/A
  Return After Taxes on
     Distributions and Sale of
     Fund Shares                            N/A       N/A
-----------------------------------------------------------------------------------
Lehman Brothers U.S. Aggregate
Bond Index(3,18)                            N/A       N/A            %(23)  8/31/02(23)
Lehman Brothers 1-3 Year
  Government/Credit Index(19)               N/A       N/A            (23)  8/31/02(23)
Lipper Short Investment Grade
  Debt Fund Index(18,20)                    N/A       N/A            (23)  8/31/02(23)
-----------------------------------------------------------------------------------
Total Return
  Bond--Institutional Class(2)                                            12/31/01(2)
  Return Before Taxes                %      N/A       N/A            %
  Return After Taxes on
     Distributions                          N/A       N/A
  Return After Taxes on
     Distributions and Sale of
     Fund Shares                            N/A       N/A
-----------------------------------------------------------------------------------
Lehman Brothers U.S. Aggregate
  Bond Index(3,21)                          N/A       N/A            (23) 12/31/01(23)
Lipper Intermediate Investment
  Grade Debt Fund Index(21,22)              N/A       N/A            (23) 12/31/01(23)
-----------------------------------------------------------------------------------


After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
 (1) Since Inception performance is only provided for a class with less than ten calendar years of performance.

 (2) The returns shown for these periods are the blended returns of the historical performance of the fund's Institutional Class shares since their inception and the restated historical performance of the fund's Class A shares (for the periods prior to the inception of the Institutional Class shares) at the net asset value and reflect the Rule 12b-1 fees applicable to Class A shares. If the effect of the Institutional Class total expenses were reflected, the returns would be higher than those shown because the Institutional Class has lower total expenses. The inception date shown in the table is that of the fund's Class A shares. The inception date of the fund's Institutional Class shares is April 30, 2004.


 (3) The Lehman Brothers U.S. Aggregate Bond Index measures the performance of U.S. investment grade fixed rate bonds with components for government and corporate securities, mortgage pass-throughs and asset-backed securities of treasury issues, agency issues, corporate bond issues and mortgage-backed securities.


 (4) Each of High Yield and Limited Maturity Treasury have elected to use the Lehman Brothers U.S. Aggregate Bond Index as its broad-based index rather than the Lehman Brothers High Yield Index and Lehman Brothers 1- to 2-Year U.S. Government Bond Index, respectively, because the Lehman Brothers U.S. Aggregate Bond Index is such a widely recognized gauge of U.S. bond market performance.


 (5) High Yield has also included the Lehman Brothers High Yield Index, which the fund believes more closely reflects the performance of the securities in which the fund invests. In addition, the Lipper High Yield Bonds Fund Index (which may or may not include the fund) is included for comparison to a peer group.


 (6) The Lehman Brothers High Yield Index measures the performance of all fixed-rate, non-investment grade debt-securities excluding pay-in-kind bonds, Eurobonds and debt issues from emerging countries.


 (7) The Lipper High Yield Bonds Fund Index is an equally weighted representation of the 30 largest funds within the Lipper High Yield funds category. The funds have no credit rating restriction, but tend to invest in fixed-income securities with lower credit ratings.


 (8) The returns shown for these periods are the restated historical performance of the fund's Class A shares at net asset value and reflect the higher Rule 12b-1 fees applicable to Class A shares. Institutional Class shares would have different returns because, although the shares are invested in these same portfolio of securities, the Institutional Class has a different expense structure. The inception date shown in the table is that of the fund's Class A shares. The inception date of the fund's Institutional Class shares is April 29, 2005.


 (9) Intermediate Government also included the Lehman Brothers Intermediate U.S. Government and Mortgage Index, which the fund believes more closely reflects the performance of the securities in which the fund invests. In addition, the Lipper Intermediate U.S. Government Index (which may or may not include the fund) is included for comparison to a peer group.


(10) The Lehman Brothers Intermediate U.S. Government and Mortgage Index includes securities in the intermediate maturity range of the U.S. Government Index that must have between 1 year and 10 years to final maturity regardless of call features, and fixed-rate mortgage securities with a weighted average of at least one year and issued by GNMA, FHLMC, or FNMA.


(11) The Lipper Intermediate U.S. Government Fund Index measures the performance of the 30 largest funds in the Lipper Intermediate U.S. Government category. These funds invest at least 65% of their assets in securities issued or guaranteed by the U.S. Government, with dollar weighted average maturities of six to ten years.


(12) Limited Maturity Treasury has also included the Lehman Brothers 1- to 2-Year U.S. Government Bond Index, which the fund believes more closely reflects the performance of the securities in which the fund invests. In addition, the Lipper Short U.S. Treasury Category Average (which may or may not include the fund) is included for comparison to a peer group.


(13) The Lehman Brothers 1- to 2-Year U.S. Government Bond Index measures the performance of U.S. government issues with maturities of one to two years.


(14) The Lipper Short U.S. Treasury Category Average represents an average of all the short-term U.S. treasury funds tracked by Lipper.


(15) The Standard & Poor's 500 Index measures the performance of the 500 most widely held common stocks and is considered one of the best indicators of U.S. stock market performance. The fund has also included the Morgan Stanley REIT Index, which the fund believes more closely reflects the performance of the types of securities in which the fund invests. In addition, the Lipper Real Estate Fund Index (which may or may not include the fund) is included for comparison to a peer group.

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  AIM GLOBAL REAL ESTATE -AIM HIGH YIELD - AIM INTERMEDIATE GOVERNMENT FUND -
                          LIMITED MATURITY TREASURY -

     MONEY MARKET - REAL ESTATE - SHORT TERM BOND - TOTAL RETURN BOND FUNDS
   -------------------------------------------------------------------------

PERFORMANCE INFORMATION (CONTINUED)
--------------------------------------------------------------------------------


(16) The Morgan Stanley REIT Index is a total-return index comprised of the most actively traded real estate investment trusts and is designed to be a measure of real estate equity performance.


(17) The Lipper Real Estate Fund Index is an equally weighted representation of the 30 largest funds within the Lipper Real Estate category.


(18) Short Term Bond has also included the Lehman Brothers 1-3 Year Government/Credit Index, which the fund believes more closely reflects the performance of the types of securities in which the fund invests. In addition, the Lipper Short Investment Grade Debt Fund Index (which may or may not include the fund) is included for comparison to a peer group.


(19) The Lehman Brothers 1-3 Year Government/Credit Index is a subset of the Lehman Brothers Government/Corporate Bond Index that only includes those securities with maturities between one and three years.


(20) The Lipper Short Investment Grade Debt Fund Index is an equally weighted representation of the 30 largest funds that make up the Lipper Short Investment Grade Debt category. These funds invest primarily in investment grade debt issues with dollar-weighted average maturities of less than three years.


(21) In addition, the Lipper Intermediate Investment Grade Fund Index (which may or may not include the fund) is included for comparison to a peer group.


(22) The Lipper Intermediate Investment Grade Debt Fund Index is an equally weighted representation of the 30 largest funds in the Lipper Intermediate Investment Grade Debt category. These funds invest primarily in investment grade debt issues with average maturities of five to ten years.


(23) The average annual total return given is since the month-end closest to the inception date of the class with the longest performance history.

   -------------------------------------------------------------------------
  AIM GLOBAL REAL ESTATE -AIM HIGH YIELD - AIM INTERMEDIATE GOVERNMENT FUND -
                          LIMITED MATURITY TREASURY -

     MONEY MARKET - REAL ESTATE - SHORT TERM BOND - TOTAL RETURN BOND FUNDS
   -------------------------------------------------------------------------

FEE TABLE AND EXPENSE EXAMPLE
--------------------------------------------------------------------------------

FEE TABLE

This table describes the fees and expenses that you may pay if you buy and hold shares of the funds:


SHAREHOLDER FEES
-----------------------------------------------------------------------------------------------------
                                      GLOBAL                                                            SHORT      TOTAL
(fees paid directly from your          REAL       HIGH      INTERMEDIATE LIMITED  MONEY       REAL       TERM      RETURN
investment)                           ESTATE     YIELD      GOVERNMENT MATURITY   MARKET     ESTATE      BOND       BOND
----------------------------------------------------------------------------------------------------------------------------
Maximum Sales Charge (Load) Imposed
on Purchases (as a percentage of
offering price)                         None       None       None       None       None       None       None       None

Maximum Deferred Sales Charge (Load)
(as a percentage of original
purchase price or redemption
proceeds, whichever is less)            None       None       None       None       None       None       None       None

Redemption/Exchange Fee (as a
percentage of amount
redeemed/exchanged)                     2.00%(1)   None       None       None       None       None       None       None
----------------------------------------------------------------------------------------------------------------------------



ANNUAL FUND OPERATING EXPENSES(2)
---------------------------------------------------------------------------------------------------------------------------
                                      GLOBAL                                                            SHORT      TOTAL
(expenses that are deducted from       REAL       HIGH      INTERMEDIATE LIMITED  MONEY       REAL       TERM      RETURN
fund assets)                          ESTATE     YIELD      GOVERNMENT MATURITY   MARKET     ESTATE      BOND       BOND
---------------------------------------------------------------------------------------------------------------------------
Management Fees                         0.75       0.52%      0.38%      0.20%      0.38%(3)   0.90%      0.40%      0.50%

Distribution and/or Service
(12b-1) Fees                            None       None       None       None       None       None       None       None

Other Expenses                          0.57%(4)   0.18(4)    0.21       0.15       0.18(4)    0.17(4)    0.21(4)    0.43(4)

Total Annual Fund Operating Expenses    1.32%      0.70       0.66       0.35       0.56(5)    1.07(6)    0.61       0.93
Waiver                                  0.17%       N/A        N/A        N/A        N/A        N/A        N/A       0.03(7)
Net Expenses(8)                         1.15%(9)   0.70       0.66       0.35       0.56       0.91       0.61(10)   0.90(11)
---------------------------------------------------------------------------------------------------------------------------



[(1) You may be charged a 2.00% fee on redemption or exchanges of Institutional
     Class Shares held 30 days or less. See "Shareholders Information Redeeming Shares -- Redemption Fee" for more information.]


[(2) There is no guarantee that actual expenses will be the same as those shown in the table.]


[(3) Effective July 1, 2004, the Board of Trustees approved an amendment to the master investment advisory agreement. Under the amended master investment advisory agreement, the management fee for the fund has been reduced. The new tiered fee rate is as follows: 0.40% on the first $1 billion of the fund's average daily net assets, plus 0.35% on the fund's average daily net assets in access of $1 billion. Expenses have been restated to reflect this new fee rate.]


[(4) Other expenses are based on estimated average net assets for the current fiscal year.]


[(5) The advisor has voluntarily agreed to waive fees and/or reimburse expenses in order to increase the fund's yield. The expense limitation agreement may be modified or discontinued without further notice to investors.]


[(6) Effective July 1, 2004, the Board of Trustees approved an amendment to the administrative services and transfer agency agreements. Other expenses have been restated to reflect the changes in fees under the new agreement.]


[(7) The fund's advisor has contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit Total Annual Fund Operating Expenses (excluding certain items discussed below) to 0.90%. In determining the advisor's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the Total Annual Fund Operating Expenses to exceed the caps stated above: (i) interest; (ii) taxes; (iii) dividend expense on short sales; (iv) extraordinary items (these are expenses that are not anticipated to arise from the fund's day-to-day operations), or items designated as such by the fund's Board of Trustees; (v) expenses related to a merger or reorganization, as approved by the fund's Board of Trustees; and (vi) expenses that the fund has incurred but did not actually pay because of an expense offset arrangement. Currently, the only expense offset arrangements from which the fund benefits are in the form of credits that the fund receives from banks where the fund or its transfer agent has deposit accounts in which it holds uninvested cash. Those credits are used to pay certain expenses incurred by the fund. The expense limitation agreement is in effect through July 31, 2005.]


[(8) At the direction of the Trustees of the Trust, AMVESCAP PLC has assumed expenses incurred by the fund in connection with matters related to recently settled regulatory actions and investigations concerning market timing activity in the AIM Funds. Total annual operating expenses net of this arrangement are 0.34%, 1.06% and 0.60% for Limited Maturity Fund, Real Estate Fund and Short-Term Bond Fund, respectively.]


[(9) The fund's advisor has contractually agreed to waive advisory fees or reimburse expenses to the extent necessary to limit Total Annual Operating Expenses (excluding certain items discussed above) to 1.15%. The expense limitation agreement is in effect through July 31, 2006.]


[(10) The fund's advisor has contractually agreed to waive advisory fees or reimburse expenses to the extent necessary to limit Total Annual Fund Operating Expenses (excluding certain items discussed above) to 0.60%. The expense limitation agreement is in effect through July 31, 2005.]


[(11) The Fund's advisor has voluntarily agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit Total Annual Fund Operating Expenses (excluding certain items discussed above) to 0.65%. These expense limitation agreements may be modified or discontinued at any time upon consultation with the Board of Trustees without further notice to investors.]

   -------------------------------------------------------------------------
  AIM GLOBAL REAL ESTATE -AIM HIGH YIELD - AIM INTERMEDIATE GOVERNMENT FUND -
                          LIMITED MATURITY TREASURY -

     MONEY MARKET - REAL ESTATE - SHORT TERM BOND - TOTAL RETURN BOND FUNDS
   -------------------------------------------------------------------------

You should also consider the effect of any account fees charged by the financial institution managing the account.

EXPENSE EXAMPLE

This example is intended to help you compare the costs of investing in the funds with the cost of investing in other mutual funds.


    The example assumes that you invest $10,000 in a fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that each fund's operating expenses remain the same and includes the effect of any contractual fee waivers and/or expense reimbursements. To the extent fees are waived and/or expenses are reimbursed voluntarily, your expenses will be lower. Although your actual returns and costs may be higher or lower, based on these assumptions your costs would be:



                                                                                        1 YEAR    3 YEARS    5 YEARS    10 YEARS
---------------------------------------------------------------------------------------------------------------------------------
Global Real Estate                                                                       $117       $402       $707      $1,575
High Yield                                                                                 72        224        390         871
Intermediate Government                                                                    67        211        368         822
Limited Maturity                                                                           36        113        197         443
Money Market                                                                               57        179        313         701
Real Estate                                                                               109        340        590       1,306
Short Term Bond                                                                            62        195        340         762
Total Return Bond                                                                          92        290        509       1,137
---------------------------------------------------------------------------------------------------------------------------------

   -------------------------------------------------------------------------
  AIM GLOBAL REAL ESTATE -AIM HIGH YIELD - AIM INTERMEDIATE GOVERNMENT FUND -
                          LIMITED MATURITY TREASURY -

     MONEY MARKET - REAL ESTATE - SHORT TERM BOND - TOTAL RETURN BOND FUNDS
   -------------------------------------------------------------------------

FUND MANAGEMENT
--------------------------------------------------------------------------------

THE ADVISORS

A I M Advisors, Inc. (the advisor) serves as the fund's investment advisor and is responsible for its day-to-day management. The advisor is located at 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173. The advisor supervises all aspects of the fund's operations and provides investment advisory services to the fund, including obtaining and evaluating economic, statistical and financial information to formulate and implement investment programs for the fund. INVESCO Institutional (N.A.), Inc. (INVESCO Alternatives Group division) (the subadvisor for Real Estate) is located at Three Galleria Tower, Suite 500, 13155 Noel Road, Dallas, TX 75240. The subadvisor is responsible for Real Estate Fund's day-to-day management, including the Real Estate Fund's investment decisions and the execution of securities transactions with respect to the fund.

    The advisor has acted as an investment advisor since its organization in 1976 and the subadvisor has acted as an investment adviser and qualified professional asset manager since 1979. Today, the advisor, together with its subsidiaries, advises or manages over 200 investment portfolios, including the funds, encompassing a broad range of investment objectives.


    On October 8, 2004, INVESCO Funds Group, Inc. (IFG) (the former investment advisor to certain AIM funds) and AIM reached final settlements with certain regulators, including without limitation the Securities and Exchange Commission
(SEC), the New York Attorney General (NYAG) and the Colorado Attorney General
(COAG), to resolve civil enforcement actions and investigations related to market timing activity and related issues in the AIM funds, including those formerly advised by IFG. These regulators alleged, in substance, that IFG and AIM failed to disclose in the prospectuses for the AIM funds that they advised and to the independent directors/trustees of such funds that they had entered into certain arrangements permitting market timing of such funds, thereby breaching their fiduciary duties to such funds. As a result of the foregoing, the regulators alleged that IFG and AIM breached various Federal and state securities, business and consumer protection laws. On the same date, A I M Distributors, Inc. (ADI) (the distributor of the retail AIM funds) reached a final settlement with the SEC to resolve an investigation relating to market timing activity and related issues in the AIM funds. The SEC also alleged that ADI violated various Federal securities laws. The SEC also has settled related market timing enforcement actions brought against certain former officers and employees of IFG.



    Under the settlements, $325 million will be made available for distribution to the shareholders of those AIM funds that IFG formerly advised that were harmed by market timing activity, and $50 million will be made available for distribution to the shareholders of those AIM funds advised by AIM that were harmed by market timing activity. These settlement funds will be distributed in accordance with a methodology to be determined by an independent distribution consultant, in consultation with AIM and the independent trustees of the AIM funds and acceptable to the staff of the SEC. Under the settlements with the NYAG and the COAG, AIM has also agreed to reduce management fees on certain AIM equity and balanced funds by $15 million per year for the next five years, based upon effective fee rates and assets under management as of July 1, 2004, and not to increase certain management fees during this period. In addition, as required by the settlements, AIM is in the process of making certain governance and compliance reforms and reviewing its policies and procedures.



    At the request of the trustees of the AIM funds, AMVESCAP PLC ("AMVESCAP"), the parent company of IFG and AIM, has agreed to pay expenses incurred by such funds related to market timing matters.



    The independent trustees of the AIM funds have been assisted by their own independent counsel and financial expert in their own investigation of market timing activity in the AIM funds. A special committee, consisting of four independent trustees, was formed to oversee this investigation. None of the costs of this investigation will be borne by the AIM funds or by fund shareholders.



    At the request of the trustees of the AIM funds, AMVESCAP PLC (AMVESCAP), the parent company of IFG and AIM, has agreed to pay expenses incurred by such funds related to market timing matters.



    IFG, AIM, certain related entities, certain of their current and former officers and/or certain of the AIM funds have received regulatory inquiries in the form of subpoenas or other oral or written requests for information and/or documents related to one or more of the following issues: market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including but not limited to revenue sharing and directed-brokerage arrangements, investments in securities of other registered investment companies, contractual plans, issues related to Section 529 college savings plans and procedures for locating lost securityholders. Additional regulatory inquiries related to these or other issues may be received by the AIM funds, IFG, AIM and/or related entities and individuals in the future.



    A number of civil lawsuits related to market timing, late trading and related issues have been filed against (depending on the lawsuit) certain of the AIM funds, IFG, AIM, AMVESCAP, certain related entities, certain of their current and former officers and/or certain unrelated third parties. All such lawsuits based on allegations of market timing, late trading and related issues have been transferred to the United States District Court for the District of Maryland for consolidated or coordinated pre-trial proceedings. Other civil lawsuits have been filed against (depending on the lawsuit) IFG, AIM, ADI, certain related entities, certain of their current and former officers and/or certain of the AIM funds and their trustees alleging the improper use of fair value pricing, excessive advisory and/or distribution fees, improper charging of distribution fees on limited offering funds or share classes and improper mutual fund sales practices and directed-brokerage arrangements and participation in class action settlements. Additional civil lawsuits related to the above or other

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  AIM GLOBAL REAL ESTATE -AIM HIGH YIELD - AIM INTERMEDIATE GOVERNMENT FUND -
                          LIMITED MATURITY TREASURY -

     MONEY MARKET - REAL ESTATE - SHORT TERM BOND - TOTAL RETURN BOND FUNDS
   -------------------------------------------------------------------------


issues may be filed against the AIM funds, IFG, AIM and/or related entities and individuals in the future.



    You can find more detailed information concerning all of the above matters, including the parties to the civil lawsuits and summaries of the various allegations and remedies sought in such lawsuits, in the fund's Statement of Additional Information and on AIM's Internet website under the heading "Settled Enforcement Actions and Investigations Related to Market Timing, Regulatory Inquiries and Pending Litigation" (http://www.aiminvestments.com/regulatory).



    As a result of the matters discussed above, investors in the AIM funds might react by redeeming their investments. This might require the funds to sell investments to provide for sufficient liquidity and could also have an adverse effect on the investment performance of the funds.


ADVISOR COMPENSATION

During the fiscal year ended July 31, 2004, the advisor received compensation from the funds at the following rates:


                                                                 ANNUAL RATE
                                                               (AS A PERCENTAGE
                                                               OF AVERAGE DAILY
                           FUND                                  NET ASSETS)
                           ----                                ----------------
High Yield                                                        %
Intermediate Government
Limited Maturity                                                  %
Real Estate                                                       %
Short Term Bond                                                   %
Total Return Bond                                                 %


During the fiscal year ended July 31, 2004, the advisor received no compensation from Money Market due to a voluntary expense limitation agreement between the advisor and the fund.


PORTFOLIO MANAGERS



The following individuals are jointly and primarily responsible for the day-to-day management of the fund's portfolio:



GLOBAL REAL ESTATE AND REAL ESTATE



- Joe V. Rodriguez, Jr. (lead manager), Portfolio Manager, who has been responsible for the fund since 1995 and has been associated with the subadvisor and/or its affiliates since 1990. As the lead manager, Mr. Rodriguez generally has final authority over all aspects of the funds' investment portfolio, including but not limited to, purchases and sales of individual securities, portfolio construction techniques, portfolio risk assessment, and the management of daily cash flows in accordance with portfolio holdings. The degree to which Mr. Rodriguez may perform these functions, and the nature of these functions, may change from time to time.



- Mark Blackburn, Portfolio Manager, who has been responsible for the fund since 2000 and has been associated with the subadvisor and/or its affiliates since 1998.



- James W. Trowbridge, Portfolio Manager, who has been responsible for the fund since 1995 and has been associated with the subadvisor and/or its affiliates since 1989.



    They are assisted by the subadvisor's Real Estate Team, which may be comprised of portfolio managers, research analysts and other investment professionals of the advisor. Team members provide research support and make securities recommendations with respect to the fund's portfolio, but do not have day-to-day management responsibilities with respect to the fund's portfolio. Members of the team may change from time to time. More information on the team, including biographies of other members of the team, may be found on the advisor's website (http://www.aiminvestments.com). The website is not a part of this prospectus.



    The fund's Statement of Additional Information provides additional information about the portfolio managers' investments in the fund, a description of their compensation structure, and information regarding other accounts they manage.


HIGH YIELD

- Peter Ehret, Senior Portfolio Manager, who has been responsible for the fund since 2001 and has been associated with the advisor and/or its affiliates since 2001. From 1999 to 2001, he was director of high yield research and portfolio manager for Van Kampen Investment Advisory Corp. where he was associated since 1992.

- Carolyn L. Gibbs, Senior Portfolio Manager, who has been responsible for the fund since 2000 and has been associated with the advisor and/or its affiliates since 1992.

    They are assisted by the High Yield Taxable Team. More information on the fund's management team may be found on our website
(http://www.aiminvestments.com/teams). The website is not a part of this prospectus.


INTERMEDIATE GOVERNMENT



- Scot W. Johnson (lead manager), Senior Portfolio Manager, who has been responsible for the fund since 1998 and has been associated with the advisor and/or its affiliates since 1994. As the lead manager, Mr. Johnson generally has final authority over all aspects of the fund's investment portfolio, including but not limited to, purchases and sales of individual securities, portfolio construction techniques, portfolio risk assessment, and the management of daily cash flows in accordance with portfolio holdings. The degree to which Mr. Johnson may perform these functions, and the nature of these functions, may change from time to time.



- Clint W. Dudley, Portfolio Manager, who has been responsible for the fund since 2001 and has been associated with the advisor and/or its affiliates since 1998.

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  AIM GLOBAL REAL ESTATE -AIM HIGH YIELD - AIM INTERMEDIATE GOVERNMENT FUND -
                          LIMITED MATURITY TREASURY -

     MONEY MARKET - REAL ESTATE - SHORT TERM BOND - TOTAL RETURN BOND FUNDS
   -------------------------------------------------------------------------



    They are assisted by the advisor's Taxable Investment Grade Bond Team, which may be comprised of portfolio managers, research analysts and other investment professionals of the advisor. Team members provide research support and make securities recommendations with respect to the fund's portfolio, but do not have day-to-day management responsibilities with respect to the fund's portfolio. Members of the team may change from time to time. More information on the team, including biographies of other members of the team, may be found on the advisor's website (http://www.aiminvestments.com). The website is not part of this prospectus.



    The fund's Statement of Additional Information provides additional information about the portfolio managers' investments in the fund, a description of their compensation structure, and information regarding other accounts they manage.


LIMITED MATURITY

- Scot W. Johnson (lead manager), Portfolio Manager, who has been responsible for the fund since 1998 and has been associated with the advisor and/or its affiliates since 1994.

- Clint W. Dudley, Portfolio Manager, who has been responsible for the fund since 2001 and has been associated with the advisor and/or its affiliates since 1998.

    More information on the fund's management team may be found on our website (http://www.aiminvestments.com/teams). The website is not a part of this prospectus.


SHORT TERM BOND


- Jan H. Friedli, Senior Portfolio Manager, who has been responsible for the fund since 2002 and has been associated with the advisor and/or its affiliates since 1999. From 1997 to 1999, he was global fixed-income portfolio manager for Nicholas-Applegate Capital Management.

- Scot W. Johnson, Portfolio Manager, who has been responsible for the fund since 2002 and has been associated with the advisor and/or its affiliates since 1994.

    They are assisted by the Investment Grade Team. More information on the fund's management team may be found on our website
(http://www.aiminvestments.com/teams). The website is not a part of this prospectus.

TOTAL RETURN BOND

- Jan H. Friedli, Senior Portfolio Manager, who has been responsible for the fund since 2001 and has been associated with the advisor and/or its affiliates since 1999. From 1997 to 1999, he was global fixed-income portfolio manager for Nicholas-Applegate Capital Management.

- Scot W. Johnson, Portfolio Manager, who has been responsible for the fund since 2001 and has been associated with the advisor and/or its affiliates since 1994.

    They are assisted by the Investment Grade Team. More information on the fund's management team may be found on our website
(http://www.aiminvestments.com/teams). The website is not a part of this prospectus.

OTHER INFORMATION
--------------------------------------------------------------------------------

DIVIDENDS AND DISTRIBUTIONS

Each of the funds expects that its distributions, if any, will consist primarily of ordinary income.


DIVIDENDS


Each of the funds, except Global Real Estate and Real Estate, generally declares dividends daily and pays dividends, if any, monthly. Global Real Estate and Real Estate generally declares and pays dividends, if any, quarterly.



DIVIDENDS (FOR MONEY MARKET ONLY)

In order to earn dividends on a purchase of fund shares on the day of the purchase, the transfer agent must receive payment in federal funds before 12:00 noon Eastern Time on that day. Purchases made by payments in other forms, or payments in federal funds received after 12:00 noon Eastern Time but before the close of the customary trading session of the New York Stock Exchange, will begin to earn dividends on the next business day.

CAPITAL GAINS DISTRIBUTIONS

The funds generally distributes long-term and short-term capital gains, if any, annually.

SUITABILITY FOR INVESTORS

The Institutional Classes of the funds are intended for use by institutional investors. Shares of the Institutional Classes of the funds are available for banks and trust companies acting in a fiduciary or similar capacity, bank and trust company common and collective trust funds, banks and trust companies investing for their own account, entities acting for the account of a public entity (e.g. Taft-Hartley funds, states, cities or government agencies), defined benefit plans, endowments, foundations and defined contribution plans offered pursuant to Sections 401, 457, 403(a), or 403(b) or (c) (defined contribution plans offered pursuant to Section 403(b) must be sponsored by a Section 501(c)(3) organization). For defined contribution plans for which the sponsor has combined defined

   -------------------------------------------------------------------------
  AIM GLOBAL REAL ESTATE -AIM HIGH YIELD - AIM INTERMEDIATE GOVERNMENT FUND -
                          LIMITED MATURITY TREASURY -

     MONEY MARKET - REAL ESTATE - SHORT TERM BOND - TOTAL RETURN BOND FUNDS
   -------------------------------------------------------------------------

contribution and defined benefit assets of at least $100 million there is no minimum initial investment requirement, otherwise the minimum initial investment requirement for defined contribution plans is $10 million. There is no minimum initial investment requirement for defined benefit plans, and the minimum initial investment requirement for all other investors for which the Institutional Classes of funds are available is $1 million.

    The Institutional Classes of the funds are designed to be a convenient and economical vehicle in which institutions can invest in a portfolio of securities as the case may be. An investment in the funds may relieve the institution of many of the investment and administrative burdens encountered when investing in securities directly. These include: selection and diversification of portfolio investments; surveying the market for the best price at which to buy and sell; valuation of portfolio securities; receipt, delivery and safekeeping of securities; and portfolio recordkeeping.

    The Institutional Class of Limited Maturity may be particularly appropriate for institutions investing short-term cash reserves for the benefit of customer accounts. Prospective investors should determine if an investment in the fund is consistent with the objectives of its customer account and with applicable state and federal laws and regulations.


    The price per share of Limited Maturity's shares will fluctuate inversely with changes in interest rates. However the price changes in the fund's shares due to changes in interest rates should be more moderate than the per share fluctuations of a fund which invests in longer-term obligations. The fund is designed for the investor who seeks a higher yield and greater stability of income than a money market fund offers, but with less capital fluctuation than a long-term bond fund might provide. Unlike a money market fund, the fund does not seek to maintain a stable net asset value and may not be able to return dollar-for-dollar the money invested.

   -------------------------------------------------------------------------
  AIM GLOBAL REAL ESTATE -AIM HIGH YIELD - AIM INTERMEDIATE GOVERNMENT FUND -
                          LIMITED MATURITY TREASURY -

     MONEY MARKET - REAL ESTATE - SHORT TERM BOND - TOTAL RETURN BOND FUNDS
   -------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

The financial highlights tables are intended to help you understand each fund's financial performance. Certain information reflects financial results for a single fund share.

    The total returns in the tables represent the rate that an investor would have earned (or lost) on an investment in each fund (assuming reinvestment of all dividends and distributions).


    The information for the fiscal years or period ended 2004, 2003, 2002 and
2001 has been audited by [          ], whose report, along with each fund's
financial statements, is included in the fund's annual report, which is available upon request. Information prior to fiscal year 2001 was audited by other public accountants.



    As of the date of this prospectus, Global Real Estate, Intermediate Government's and Money Market's Institutional Class have not yet commenced operations and therefore, financial information for the Institutional Class is not available.



                                          HIGH YIELD FUND
---------------------------------------------------------------------------------------------------
                                                                        INSTITUTIONAL CLASS
                                                                -----------------------------------
                                                                                  APRIL 30, 2004
                                                                                    (DATE SALES
                                                                PERIOD ENDED       COMMENCED) TO
                                                                JANUARY 31,          JULY 31,
                                                                    2005               2004
                                                                ------------      --------------
Net asset value, beginning of period                               $                  $
---------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income
---------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)
===================================================================================================
    Total from investment operations
===================================================================================================
Less distributions from net investment income
---------------------------------------------------------------------------------------------------
Redemption fees added to beneficial interest
===================================================================================================
Net asset value, end of period                                     $                  $
___________________________________________________________________________________________________
===================================================================================================
Total return(b)                                                          %                  %
___________________________________________________________________________________________________
===================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                           $                  $
___________________________________________________________________________________________________
===================================================================================================
Ratio of expenses to average net assets                                  %                  %
===================================================================================================
Ratio of net investment income to average net assets                     %                  %
___________________________________________________________________________________________________
===================================================================================================
Portfolio turnover rate(d)                                               %                  %
___________________________________________________________________________________________________
===================================================================================================

   -------------------------------------------------------------------------
  AIM GLOBAL REAL ESTATE -AIM HIGH YIELD - AIM INTERMEDIATE GOVERNMENT FUND -
                          LIMITED MATURITY TREASURY -

     MONEY MARKET - REAL ESTATE - SHORT TERM BOND - TOTAL RETURN BOND FUNDS
   -------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS (CONTINUED)
--------------------------------------------------------------------------------


                                                                         CLASS A
                                 ---------------------------------------------------------------------------------------
                                   PERIOD
                                    ENDED                                   YEAR ENDED JULY 31,
                                 JANUARY 31,           --------------------------------------------------------------
                                    2005                 2004                 2003            2002             2001
                                 -----------           --------             --------        --------         --------
Net asset value, beginning of
  period                                               $                    $               $                $
---------------------------------------------------------------------------------------------------------------------
Income from investment
  operations:
  Net investment income
---------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on
    securities (both realized
    and unrealized)
=====================================================================================================================
    Total from investment
      operations
=====================================================================================================================
Less distributions from net
  investment income
=====================================================================================================================
Net asset value, end of period                         $                    $               $                $
_____________________________________________________________________________________________________________________
=====================================================================================================================
Total return(c)                                                %                    %               %
_____________________________________________________________________________________________________________________
=====================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s
  omitted)                                             $                    $               $                $
_____________________________________________________________________________________________________________________
=====================================================================================================================
Ratio of expenses to average
  net assets (including
  interest expense)                                            %                    %               %
=====================================================================================================================
Ratio of expenses to average
  net assets (excluding
  interest expense)                                            %                    %               %
=====================================================================================================================
Ratio of net investment income
  to average net assets                                        %                    %               %
=====================================================================================================================
Ratio of interest expense to
  average net assets                                           %                    %               %
_____________________________________________________________________________________________________________________
=====================================================================================================================
Portfolio turnover rate(g)                                     %                    %               %
_____________________________________________________________________________________________________________________
=====================================================================================================================

                                           CLASS A
                                 ----------------------------
                                 SEVEN MONTHS
                                    ENDED         YEAR ENDED
                                   JULY 31,      DECEMBER 31,
                                     2000            1999
                                 ------------    ------------
Net asset value, beginning of
  period                           $               $
-------------------------------
Income from investment
  operations:
  Net investment income
-------------------------------
  Net gains (losses) on
    securities (both realized
    and unrealized)
===============================
    Total from investment
      operations
===============================
Less distributions from net
  investment income
===============================
Net asset value, end of period     $               $
_______________________________
===============================
Total return(c)                            %               %
_______________________________
===============================
Ratios/supplemental data:
Net assets, end of period (000s
  omitted)                         $               $
_______________________________
===============================
Ratio of expenses to average
  net assets (including
  interest expense)                        %               %
===============================
Ratio of expenses to average
  net assets (excluding
  interest expense)                        %               %
===============================
Ratio of net investment income
  to average net assets                    %
===============================
Ratio of interest expense to
  average net assets                       %               %
_______________________________
===============================
Portfolio turnover rate(g)                 %               %
_______________________________
===============================

   -------------------------------------------------------------------------
  AIM GLOBAL REAL ESTATE -AIM HIGH YIELD - AIM INTERMEDIATE GOVERNMENT FUND -
                          LIMITED MATURITY TREASURY -

     MONEY MARKET - REAL ESTATE - SHORT TERM BOND - TOTAL RETURN BOND FUNDS
   -------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS (CONTINUED)
--------------------------------------------------------------------------------



                                                 LIMITED MATURITY TREASURY FUND
---------------------------------------------------------------------------------------------------------------------------------
                                                                                   INSTITUTIONAL CLASS
                                                         ------------------------------------------------------------------------
                                                         PERIOD ENDED                        YEAR ENDED JULY 31,
                                                         JANUARY 31,        -----------------------------------------------------
                                                             2005            2004         2003      2002         2001       2000
                                                         ------------       ------       ------    ------       ------     ------
Net asset value, beginning of period                        $               $            $         $            $          $
---------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income
---------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)
=================================================================================================================================
    Total from investment operations
=================================================================================================================================
Less distributions:
  Dividends from net investment income
---------------------------------------------------------------------------------------------------------------------------------
  Distributions from net realized gains
=================================================================================================================================
    Total distributions
=================================================================================================================================
Net asset value, end of period                              $               $            $         $            $          $
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Total return(c)                                                   %               %            %         %            %          %
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                    $               $            $         $            $          $
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratio of expenses to average net assets                           %               %            %         %            %          %
=================================================================================================================================
Ratio of net investment income to average net assets              %               %            %         %            %          %
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Portfolio turnover rate                                           %               %            %         %            %          %
_________________________________________________________________________________________________________________________________
=================================================================================================================================



()

   -------------------------------------------------------------------------
  AIM GLOBAL REAL ESTATE -AIM HIGH YIELD - AIM INTERMEDIATE GOVERNMENT FUND -
                          LIMITED MATURITY TREASURY -

     MONEY MARKET - REAL ESTATE - SHORT TERM BOND - TOTAL RETURN BOND FUNDS
   -------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS (CONTINUED)
--------------------------------------------------------------------------------


                                            MONEY MARKET FUND
----------------------------------------------------------------------------------------------------------
                                                            AIM CASH RESERVE SHARES
                                     ---------------------------------------------------------------------

                                     PERIOD ENDED                       YEAR ENDED JULY 31,
                                     JANUARY 31,          ------------------------------------------------
                                         2005               2004         2003          2002         2001
                                     ------------         --------    ----------    ----------    --------
Net asset value, beginning of
  period                               $                  $           $             $             $
----------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income
==========================================================================================================
Less distributions:
  Dividends from net investment
    income
----------------------------------------------------------------------------------------------------------
  Distributions from net realized
    gains
==========================================================================================================
    Total distributions
==========================================================================================================
Net asset value, end of period         $                  $           $             $             $
__________________________________________________________________________________________________________
==========================================================================================================
Total return(b)                                %                  %             %             %
__________________________________________________________________________________________________________
==========================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s
  omitted)                             $                  $           $             $             $
__________________________________________________________________________________________________________
==========================================================================================================
Ratio of expenses to average net
  assets(c)                                    %                  %             %             %
__________________________________________________________________________________________________________
==========================================================================================================
Ratio of net investment income to
  average net assets                           %                  %             %             %
__________________________________________________________________________________________________________
==========================================================================================================

                                             MONEY MARKET FUND
-----------------------------------  ---------------------------------
                                          AIM CASH RESERVE SHARES
                                     ---------------------------------
                                     SEVEN MONTHS
                                        ENDED              YEAR ENDED
                                       JULY 31,           DECEMBER 31,
                                         2000                 1999
                                     ------------         ------------
Net asset value, beginning of
  period                               $                    $
-----------------------------------
Income from investment operations:
  Net investment income
===================================
Less distributions:
  Dividends from net investment
    income
-----------------------------------
  Distributions from net realized
    gains
===================================
    Total distributions
===================================
Net asset value, end of period         $                    $
___________________________________
===================================
Total return(b)                                %                    %
___________________________________
===================================
Ratios/supplemental data:
Net assets, end of period (000s
  omitted)                             $                    $
___________________________________
===================================
Ratio of expenses to average net
  assets(c)                                    %                    %
___________________________________
===================================
Ratio of net investment income to
  average net assets                           %                    %
___________________________________
===================================

   -------------------------------------------------------------------------
  AIM GLOBAL REAL ESTATE -AIM HIGH YIELD - AIM INTERMEDIATE GOVERNMENT FUND -
                          LIMITED MATURITY TREASURY -

     MONEY MARKET - REAL ESTATE - SHORT TERM BOND - TOTAL RETURN BOND FUNDS
   -------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS (CONTINUED)
--------------------------------------------------------------------------------



                                      REAL ESTATE FUND
--------------------------------------------------------------------------------------------
                                                                   INSTITUTIONAL CLASS
                                                              ------------------------------
                                                                              APRIL 30, 2004
                                                                               (DATE SALES
                                                              PERIOD ENDED    COMMENCED) TO
                                                              JANUARY 31,        JULY 31,
                                                                  2005             2004
                                                              ------------    --------------
Net asset value, beginning of period                             $                $
--------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income
--------------------------------------------------------------------------------------------
  Net gains on securities (both realized and unrealized)
============================================================================================
    Total from investment operations
============================================================================================
Less dividends from net investment income
============================================================================================
Net asset value, end of period                                   $                $
____________________________________________________________________________________________
============================================================================================
Total return(b)                                                        %                %
____________________________________________________________________________________________
============================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                         $                $
____________________________________________________________________________________________
============================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements                       %                %
--------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements                    %                %
============================================================================================
Ratio of net investment income to average net assets                   %                %
____________________________________________________________________________________________
============================================================================================
Portfolio turnover rate(d)                                             %                %
____________________________________________________________________________________________
============================================================================================



                                     SHORT TERM BOND FUND
----------------------------------------------------------------------------------------------
                                                                     INSTITUTIONAL CLASS
                                                                ------------------------------
                                                                                APRIL 30, 2004
                                                                                 (DATE SALES
                                                                PERIOD ENDED    COMMENCED) TO
                                                                JANUARY 31,        JULY 31,
                                                                    2005             2004
                                                                ------------    --------------
Net asset value, beginning of period                               $                $
----------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income
----------------------------------------------------------------------------------------------
  Net gains on securities (both realized and unrealized)
==============================================================================================
    Total from investment operations
==============================================================================================
Less distributions from net investment income
==============================================================================================
Net asset value, end of period                                     $                $
______________________________________________________________________________________________
==============================================================================================
Total return(b)                                                          %                %
______________________________________________________________________________________________
==============================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                           $                $
______________________________________________________________________________________________
==============================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements                         %                %
----------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements                      %                %
==============================================================================================
Ratio of net investment income to average net assets                     %                %
______________________________________________________________________________________________
==============================================================================================
Portfolio turnover rate(d)                                               %                %
______________________________________________________________________________________________
==============================================================================================

   -------------------------------------------------------------------------
  AIM GLOBAL REAL ESTATE -AIM HIGH YIELD - AIM INTERMEDIATE GOVERNMENT FUND -
                          LIMITED MATURITY TREASURY -

     MONEY MARKET - REAL ESTATE - SHORT TERM BOND - TOTAL RETURN BOND FUNDS
   -------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS (CONTINUED)
--------------------------------------------------------------------------------



                                     TOTAL RETURN BOND FUND
------------------------------------------------------------------------------------------------
                                                                      INSTITUTIONAL CLASS
                                                                --------------------------------
                                                                                 APRIL 30, 2004
                                                                                (DATE OPERATIONS
                                                                PERIOD ENDED     COMMENCED) TO
                                                                JANUARY 31,         JULY 31,
                                                                    2005              2004
                                                                ------------    ----------------
Net asset value, beginning of period                              $                 $
------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income
------------------------------------------------------------------------------------------------
  Net gains on securities (both realized and unrealized)
================================================================================================
    Total from investment operations
================================================================================================
Less dividends from net investment income
================================================================================================
Net asset value, end of period                                    $                 $
________________________________________________________________________________________________
================================================================================================
Total return(a)                                                          %                 %
________________________________________________________________________________________________
================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                          $                 $
________________________________________________________________________________________________
================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expenses reimbursements                        %                 %
------------------------------------------------------------------------------------------------
  Without fee waivers and/or expenses reimbursements                     %                 %
================================================================================================
Ratio of net investment income to average net assets                     %                 %
________________________________________________________________________________________________
================================================================================================
Portfolio turnover rate(c)                                               %                 %
________________________________________________________________________________________________
================================================================================================

                      -----------------------------------
                      THE AIM FUNDS - INSTITUTIONAL CLASS
                      -----------------------------------

SHAREHOLDER INFORMATION
--------------------------------------------------------------------------------


In addition to the fund, A I M Advisors, Inc. serves as investment advisor to many other mutual funds (the AIM funds). The following information is about the Institutional Classes of all AIM funds.


SHARES SOLD WITHOUT SALES CHARGES


You will not pay an initial or contingent deferred sales charge on purchases of any Institutional Class shares.


PURCHASING SHARES


MINIMUM INVESTMENTS PER ACCOUNT



The minimum investments for Institutional Class accounts are as follows:


                                                                INITIAL      ADDITIONAL
TYPE OF ACCOUNT                                               INVESTMENTS    INVESTMENTS
----------------------------------------------------------------------------------------
Defined Benefit Plans or Platform Sponsors for Defined
Contribution Plans                                            $        0     no minimum
Banks acting in a fiduciary or similar capacity, Collective
and Common Trust Funds, Banks and Broker-Dealers acting for
their own account or Foundations and Endowments                1 million     no minimum
Defined Contribution Plans (Corporate, Non-profit or
Governmental)                                                 10 million     no minimum
----------------------------------------------------------------------------------------

HOW TO PURCHASE SHARES

You may purchase shares using one of the options below. Purchase orders will not be processed unless the account application and purchase payment are received in good order. In accordance with the USA PATRIOT Act, if you fail to provide all the required information requested in the current account application, your purchase order will not be processed. Additionally, Federal law requires that the AIM fund verify and record your identifying information.

PURCHASE OPTIONS
--------------------------------------------------------------------------------


                                    OPENING AN ACCOUNT                            ADDING TO AN ACCOUNT
----------------------------------------------------------------------------------------------------------------------------
Through a Financial Advisor         Contact your financial advisor.               Same
                                    The financial advisor should mail your
                                    completed account application to the
                                    transfer agent,
                                    AIM Investment Services, Inc.,
                                    P.O. Box 0843,
                                    Houston, TX 77210-0843.
                                    The financial advisor should call the
                                    transfer agent at (800) 659-1005 to
                                    receive a reference number.
                                    Then, use the following wire instructions:
                                    Beneficiary Bank
                                    ABA/Routing #: 113000609
                                    Beneficiary Account Number: 00100366732
                                    Beneficiary Account Name: AIM Investment
                                    Services, Inc.
                                    RFB: Fund Name, Reference #
                                    OBI: Your Name, Account #
By Telephone                        Open your account as described above.         Call the transfer agent at (800) 659-1005
                                                                                  and wire payment for your purchase order
                                                                                  in accordance with the wire instructions
                                                                                  noted above.
----------------------------------------------------------------------------------------------------------------------------


SPECIAL PLANS

AUTOMATIC DIVIDEND INVESTMENT


All of your dividends and distributions may be paid in cash or reinvested in the same fund at net asset value. Unless you specify otherwise, your dividends and distributions will automatically be reinvested in the same fund.


ADDITIONAL PAYMENTS TO FINANCIAL ADVISORS


A I M Distributors, Inc. or one or more of its corporate affiliates ("AIM") may make additional cash payments to financial advisors in connection with the promotion and sale of shares of AIM funds. These additional cash payments may include cash revenue sharing payments and other payments for certain administrative services, transaction processing services and certain other marketing support services. AIM makes these payments from its own resources, from A I M Distributors, Inc.'s retention of underwriting concessions and from payments to A I M Distributors, Inc. under Rule 12b-1 plans. In


INSTCL--11/04

                      -----------------------------------
                      THE AIM FUNDS - INSTITUTIONAL CLASS
                      -----------------------------------


this context, "financial advisors" include any broker, dealer, bank (including bank trust departments), registered investment advisor, financial planner, retirement plan administrator and any other financial intermediary having a selling, administration or similar agreement with AIM.



    AIM makes revenue sharing payments as incentives to certain financial advisors to promote and sell shares of AIM funds. The benefits AIM receives when it makes these payments include, among other things, placing AIM funds on the financial advisor's funds sales system, placing AIM funds on the financial advisor's preferred or recommended fund list, and access (in some cases on a preferential basis over other competitors) to individual members of the financial advisor's sales force or to the financial advisor's management. Revenue sharing payments are sometimes referred to as "shelf space" payments because the payments compensate the financial advisor for including AIM funds in its fund sales system (on its "sales shelf"). AIM compensates financial advisors differently depending typically on the level and/or type of considerations provided by the financial advisor. The revenue sharing payments AIM makes may be calculated on sales of shares of AIM funds ("Sales-Based Payments"), in which case the total amount of such payments shall not exceed 0.10% of the public offering price of all shares sold by the financial advisor during the particular period. Such payments also may be calculated on the average daily net assets of the applicable AIM funds attributable to that particular financial advisor ("Asset-Based Payments"), in which case the total amount of such cash payments shall not exceed 0.10% per annum of those assets during a defined period. Sales-Based Payments primarily create incentives to make new sales of shares of AIM funds and Asset-Based Payments primarily create incentives to retain previously sold shares of AIM funds in investor accounts. AIM may pay a financial advisor either or both Sales-Based Payments and Asset-Based Payments.



    AIM also may make other payments to certain financial advisors for processing certain transactions or account maintenance activities (such as processing purchases, redemptions or exchanges or producing customer account statements) or for providing certain other marketing support services (such as financial assistance for conferences, seminars or sales or training programs at which AIM personnel may make presentations on AIM funds to the financial advisor's sales force). Financial advisors may earn profits on these payments for these services, since the amount of the payment may exceed the cost of providing the service. Certain of these payments are subject to limitations under applicable law.



    AIM is motivated to make the payments described above since they promote the sale of AIM fund shares and the retention of those investments by clients of financial advisors. To the extent financial advisors sell more shares of AIM funds or retain shares of AIM funds in their clients' accounts, AIM benefits from the incremental management and other fees paid to AIM by the AIM funds with respect to those assets.



    You can find further details in the SAI about these payments and the services provided by financial advisors. In certain cases these payments could be significant to the financial advisor. Your financial advisor may charge you additional fees or commissions other than those disclosed in this prospectus. You can ask your financial advisor about any payments it receives from AIM or the AIM funds, as well as about fees and/or commissions it charges.


EXCESSIVE SHORT-TERM TRADING ACTIVITY DISCLOSURES


While the funds provide their shareholders with daily liquidity, their investment programs are designed to serve long-term investors. Excessive short-term trading activity in the funds' shares (i.e., a purchase of fund shares followed shortly thereafter by a redemption of such shares, or vice versa) may hurt the long-term performance of certain funds by requiring them to maintain an excessive amount of cash or to liquidate portfolio holdings at a disadvantageous time, by interfering with the efficient management of such funds by causing them to incur increased brokerage and administrative costs. Where excessive short-term trading activity seeks to take advantage of arbitrage opportunities from stale prices for portfolio securities, the value of fund shares held by long-term investors may be diluted. The Boards of Trustees have adopted policies and procedures designed to discourage excessive or short-term trading of fund shares for all funds except money market funds. However, there is the risk that these funds' policies and procedures will prove ineffective in whole or in part to detect or prevent excessive or short-term trading. These funds may alter their policies at any time without prior notice to shareholders if the advisor believes the change would be in the best interests of long-term shareholders.



    A I M Advisors, Inc. and its affiliates (collectively, the "AIM Affiliates") currently use the following tools designed to discourage excessive short-term trading in the retail funds:



(1) trade activity monitoring;



(2) trading guidelines;



(3) redemption fee on trades in certain funds; and



(4) use of fair value pricing consistent with procedures approved by the Boards of Trustees of the funds.



Each of these tools is described in more detail below. Although these tools are designed to discourage excessive short-term trading, you should understand that none of these tools alone nor all of them taken together eliminate the possibility that excessive short-term trading activity in the funds will occur. Moreover, each of these tools involves judgments that are inherently subjective. The AIM Affiliates seek to make these judgments to the best of their abilities in a manner that they believe is consistent with long-term shareholder interests.



    The Boards of Trustees of AIM Money Market Fund, AIM Tax-Exempt Cash Fund, Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio (the money market funds) have not adopted any policies and procedures that would limit frequent purchases and redemptions of such funds' shares. The Boards do not believe that it is appropriate to adopt any such


                                                                   INSTCL--11/04

                      -----------------------------------
                      THE AIM FUNDS - INSTITUTIONAL CLASS
                      -----------------------------------


policies and procedures for the money market funds for the following reasons:



- The money market funds are offered to investors as cash management vehicles. Investors must perceive an investment in such funds as an alternative to cash, and must be able to purchase and redeem shares regularly and frequently.



- One of the advantages of a money market fund as compared to other investment options is liquidity. Any policy that diminishes the liquidity of the money market funds will be detrimental to the continuing operations of such funds.



- The money market funds' portfolio securities are valued on the basis of amortized cost, and such funds seeks to maintain a constant net asset value. As a result, there are no price arbitrage opportunities.



- Because the money market funds seek to maintain a constant net asset value, investors expect to receive upon redemption the amount they originally invested in such funds. Imposition of redemption fees would run contrary to investor expectations.



    AIM recognizes that there are risks involved with not having a specific policy that limits frequent purchases and redemptions in the money market funds. To the extent that the money market funds must accommodate frequent purchases and redemptions of their shares, such funds incur expenses for buying and selling securities, resulting in increased brokerage and administrative costs. Frequent purchase and redemption activity may also interfere with AIM's ability to efficiently manage the money market funds and also may cause such funds to maintain additional cash and/or securities with shorter term durations than may otherwise be required. Such activity could reduce the money market funds' yields and may negatively impact fund shareholders including long term shareholders who do not engage in frequent purchase and redemption of fund shares.



    The money market funds and their agents reserve the right at any time to reject or cancel any part of any purchase order. This could occur if the money market funds determine that such purchase may disrupt such funds' operation or performance.


TRADE ACTIVITY MONITORING


The AIM Affiliates monitor selected trades on a daily basis in an effort to detect excessive short-term trading activities. If, as a result of this monitoring, the AIM Affiliates believe that a shareholder has engaged in excessive short-term trading, they may, in their discretion, ask the shareholder to stop such activities or refuse to process purchases or exchanges in the shareholder's accounts other than exchanges into a money market fund. In making such judgments, the AIM Affiliates seek to act in a manner that they believe is consistent with the best interests of long-term shareholders.



    The ability of the AIM Affiliates to monitor trades that are placed by the underlying shareholders of omnibus accounts maintained by brokers, retirement plan accounts and approved fee-based program accounts is severely limited or non-existent in those instances in which the broker, retirement plan administrator or fee-based program sponsor maintains the underlying shareholder accounts. This is one reason why this tool cannot eliminate the possibility of excessive short-term trading.


REDEMPTION FEE


You may be charged a 2% redemption fee if you redeem, including redeeming by exchange, shares of certain funds within 30 days of purchase. See "Redeeming Shares -- Redemption Fee" for more information.



    The ability of a fund to assess a redemption fee on the underlying shareholders of omnibus accounts maintained by brokers, retirement plan accounts and approved fee-based program accounts is severely limited or non-existent in those instances in which the broker, retirement plan administrator or fee-based program sponsor maintains the underlying shareholder accounts and is unwilling or unable to assess such fees and may be further limited by systems limitations applicable to these types of accounts. Additionally, the AIM Affiliates maintain certain retirement plan accounts on a record keeping system that is currently incapable of processing the redemption fee. The provider of this system is working to enhance the system to facilitate the processing of this fee. For additional discussion of the applicability of redemption fees on shares of the fund held through omnibus accounts, retirement plan accounts, approved fee-based program accounts and conduit investment vehicles, see "Redeeming
Shares -- Redemption Fee".


FAIR VALUE PRICING


Securities owned by a fund are to be valued at current market value if market quotations are readily available. All other securities and assets of a fund for which market quotations are not readily available are to be valued at fair value determined in good faith using procedures approved by the Board of Trustees of the fund. Fair value pricing may reduce the ability of frequent traders to take advantage of arbitrage opportunities resulting from potentially "stale" prices of portfolio holdings. However, it cannot eliminate the possibility of frequent trading.



    See "Pricing of Shares -- Determination of Net Asset Value" for more information.


REDEEMING SHARES


REDEMPTION FEE


You may be charged a 2% redemption fee (on redemption proceeds) if you redeem, including redeeming by exchange, shares of the following funds within 30 days of their purchase:



AIM Asia Pacific Growth Fund  AIM Global Value Fund
AIM Developing Markets Fund   AIM High Yield Fund
AIM European Growth Fund      AIM International Core Equity Fund
AIM European Small Company    AIM International Emerging Growth Fund
Fund                          AIM International Growth Fund
AIM Global Aggressive Growth  AIM S&P 500 Index Fund
Fund                          AIM Trimark Fund
AIM Global Equity Fund
AIM Global Growth Fund



The redemption fee will be retained by the fund from which you are redeeming shares (including redemptions by exchange), and is

INSTCL--11/04

                      -----------------------------------
                      THE AIM FUNDS - INSTITUTIONAL CLASS
                      -----------------------------------


intended to offset the trading costs, market impact and other costs associated with short-term money movements in and out of the fund. The redemption fee is imposed to the extent that the number of fund shares you redeem exceeds the number of fund shares that you have held for more than 30 days. In determining whether the minimum 30 day holding period has been met, only the period during which you have held shares of the fund from which you are redeeming is counted. For this purpose, shares held longest will be treated as being redeemed first and shares held shortest as being redeemed last.



    The 2% redemption fee generally will not be charged on transactions involving the following:



(1) total or partial redemptions of shares by omnibus accounts maintained by brokers that do not have the systematic capability to process the redemption fee;



(2) total or partial redemptions of shares by approved fee-based programs that do not have the systematic capability to process the redemption fee;



(3) total or partial redemptions of shares held through retirement plans maintained pursuant to Sections 401, 403, 408, 408A and 457 of the Internal Revenue Code (the "Code") where the systematic capability to process the redemption fee does not exist;



(4) total or partial redemptions effectuated by funds of funds, qualified tuition plans maintained pursuant to Section 529 of the Code, and insurance company separate accounts which use the funds as underlying investments;



(5) total or partial redemptions effectuated pursuant to an automatic non-discretionary rebalancing program or a systematic withdrawal plan established with the funds or a financial intermediary;



(6) total or partial redemptions requested within 30 days following the death or post-purchase disability of (i) any registered shareholder on an account or
    (ii) the settlor of a living trust which is the registered shareholder of an account, of shares held in the account at the time of death or initial determination of post-purchase disability;



(7) total or partial redemption of shares acquired through investment of dividends and other distributions; or



(8) redemptions initiated by a fund.



The AIM Affiliates' goals are to apply the redemption fee on all classes of shares of the above funds regardless of the type of account in which such shares are held. This goal is not immediately achievable because of systems limitations and marketplace resistance. Currently, the redemption fee may be applied on Class A and Investor Class shares (and Institutional Class shares of AIM S&P 500 Index Fund). The AIM Affiliates expect the above funds to charge the redemption fee on all shares for all of the above funds effective April 1, 2005. Brokers that maintain omnibus accounts, sponsors of fee-based program accounts and retirement plan administrators for accounts that are exempt from the redemption fee pursuant to (1) through (8) above may impose a redemption fee that has different characteristics, which may be more or less restrictive, than those set forth above. Lastly, the provider of AIM's retirement plan record keeping system is working to enhance the system to facilitate the processing of the redemption fee. Until such computer programs are modified or alternate processes are developed, the fund's ability to assess a redemption fee on these types of share classes and accounts is severely limited.



    Some investments in the funds are made indirectly through conduit investment vehicles. If shares of the funds are held in the name of a conduit investment vehicle and not in the names of the individual investors who have invested in the funds through the conduit investment vehicle, the conduit investment vehicle may be considered an individual shareholder of the funds. To the extent that a conduit investment vehicle is considered an individual shareholder of the funds, the funds are likely to be limited in their ability to assess redemption fees on individual transactions initiated by investors who have invested in the funds through the conduit investment vehicle. In these cases, the applicability of redemption fees will be determined based on the aggregate holdings and redemptions of the conduit investment vehicle in a fund.



    The funds have the discretion to waive the 2% redemption fee if a fund is in jeopardy of losing its registered investment company qualification for tax purposes.



    Your broker or financial advisor may charge service fees for handling redemption transactions. Your shares also may be subject to a contingent deferred sales charge (CDSC) in addition to the redemption fee.


HOW TO REDEEM SHARES

--------------------------------------------------------------------------------

Through a Financial Advisor            Contact your financial advisor.
                                       Redemption proceeds will be sent in accordance with the wire instructions specified in the account application provided to the transfer agent. The transfer agent must receive your financial intermediary's call before the close of the
                                       customary trading session of the New York Stock Exchange
                                       (NYSE) on days the NYSE is open for business in order to
                                       effect the redemption at that day's closing price.

By Telephone                           A person who has been authorized in the account application to effect transactions may make redemptions by telephone.
                                       You must call the transfer agent before the close of the
                                       customary trading session of the NYSE on days the NYSE is
                                       open for business in order to effect the redemption at that day's closing price.


--------------------------------------------------------------------------------

                                                                   INSTCL--11/04

                      -----------------------------------
                      THE AIM FUNDS - INSTITUTIONAL CLASS
                      -----------------------------------

TIMING AND METHOD OF PAYMENT

We normally will send out redemption proceeds within one business day, and in any event no more than seven days, after we accept your request to redeem.

REDEMPTION BY TELEPHONE
If you redeem by telephone, we will transmit the amount of the redemption proceeds electronically to your pre-authorized bank account. We use reasonable procedures to confirm that instructions communicated by telephone are genuine and are not liable for telephone instructions that are reasonably believed to be genuine.

REDEMPTIONS BY THE AIM FUNDS

If the transfer agent determines that you have not provided a correct Social Security or other tax ID number on your account application, or the transfer agent is not able to verify your identity as required by law, the transfer agent may, at its discretion, redeem the account and distribute the proceeds to you.

--------------------------------------------------------------------------------

 EACH AIM FUND AND ITS AGENTS RESERVE THE RIGHT AT ANY TIME TO:
 - REJECT OR CANCEL ALL OR ANY PART OF ANY PURCHASE OR EXCHANGE ORDER;
 - MODIFY ANY TERMS OR CONDITIONS OF PURCHASE OF SHARES OF ANY AIM FUND; OR
 - SUSPEND, CHANGE OR WITHDRAW ALL OR ANY PART OF THE OFFERING MADE BY THIS PROSPECTUS.
--------------------------------------------------------------------------------

REDEMPTIONS IN KIND

Although the funds generally intend to pay redemption proceeds solely in cash, the funds reserve the right to satisfy redemption requests by making payment in securities or other property (known as a redemption in kind).


INSTCL--11/04

                      -----------------------------------
                      THE AIM FUNDS - INSTITUTIONAL CLASS
                      -----------------------------------

PRICING OF SHARES

DETERMINATION OF NET ASSET VALUE


The price of each fund's shares is the fund's net asset value per share. The funds value portfolio securities for which market quotations are readily available at market value. The funds value all other securities and assets for which market quotations are not readily available at their fair value in good faith using procedures approved by the Boards of Trustees of the funds. Securities and other assets quoted in foreign currencies are valued in U.S. dollars based on the prevailing exchange rates on that day.



    Even when market quotations are available, they may be stale or they may be unreliable because the security is not traded frequently, trading on the security ceased before the close of the trading market or issuer specific events occurred after the security ceased trading or because of the passage of time between the close of the market on which the security trades and the close of the NYSE and when the fund calculates its net asset value. Issuer specific events may cause the last market quotation to be unreliable. Such events may include a merger or insolvency, events which affect a geographical area or an industry segment, such as political events or natural disasters, or market events, such as a significant movement in the U.S. market. Where market quotations are not readily available, including where AIM determines that the closing price of the security is unreliable, AIM will value the security at fair value in good faith using procedures approved by the Boards of Trustees. Fair value pricing may reduce the ability of frequent traders to take advantage of arbitrage opportunities resulting from potentially "stale" prices of portfolio holdings. However, it cannot eliminate the possibility of frequent trading.



    Fair value is that amount that the owner might reasonably expect to receive for the security upon its current sale. Fair value requires consideration of all appropriate factors, including indications of fair value available from pricing services. A fair value price is an estimated price and may vary from the prices used by other mutual funds to calculate their net asset values.



    AIM may use indications of fair value from pricing services approved by the Boards of Trustees. In other circumstances, the AIM valuation committee may fair value securities in good faith using procedures approved by the Boards of Trustees. As a means of evaluating its fair value process, AIM routinely compares closing market prices, the next day's opening prices for the security in its primary market if available, and indications of fair value from other sources. Fair value pricing methods and pricing services can change from time to time as approved by the Boards of Trustees.


    Specific types of securities are valued as follows:


    Domestic Exchange Traded Equity Securities: Market quotations are generally available and reliable for domestic exchange traded equity securities. If market quotations are not available or are unreliable, AIM will value the security at fair value in good faith using procedures approved by the Boards of Trustees.



    Foreign Securities: If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE events occur that are significant and may make the closing price unreliable, the fund may fair value the security. If an issuer specific event has occurred that AIM determines, in its judgment, is likely to have affected the closing price of a foreign security, it will price the security at fair value. AIM also relies on a screening process from a pricing vendor to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current market value as of the close of the NYSE. For foreign securities where AIM believes, at the approved degree of certainty, that the price is not reflective of current market value, AIM will use the indication of fair value from the pricing service to determine the fair value of the security. The pricing vendor, pricing methodology or degree of certainty may change from time to time.



    Fund securities primarily traded on foreign markets may trade on days that are not business days of the fund. Because the net asset value of fund shares is determined only on business days of the fund, the value of the portfolio securities of a fund that invests in foreign securities may change on days when you will not be able to purchase or redeem shares of the fund.



    Fixed Income Securities: Government, corporate, asset-backed and municipal bonds and convertible securities, including high yield or junk bonds, are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing services may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to special securities, dividend rate, maturity and other market data. Prices received from pricing services are fair value prices. In addition, if the price provided by the pricing service is unreliable, the AIM valuation committee may fair value the security using procedures approved by the Boards of Trustees.



    Short-term Securities: The funds' short-term investments are valued at amortized cost when the security has 60 days or less to maturity. AIM Money Market Fund, AIM Tax-Exempt Cash Fund, Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio value all their securities at amortized cost. AIM High Income Municipal Fund, AIM Municipal Bond Fund and AIM Tax-Free Intermediate Fund value variable rate securities that have an unconditional demand or put feature exercisable within seven days or less at par, which reflects the market value of such securities.



    Futures and Options: Futures and options are valued on the basis of market quotations, if available.



    Open-end Funds: To the extent a fund invests in other open-end funds, the investing fund will calculate its net asset value using the net asset value of the underlying fund in which it invests.



    The funds disclose portfolio holdings at different times and with different lag times on www.aiminvestments.com and in annual, semi-annual and quarterly shareholder reports. Refer to such reports

                                                                   INSTCL--11/04

                      -----------------------------------
                      THE AIM FUNDS - INSTITUTIONAL CLASS
                      -----------------------------------


or the website to determine the types of securities in which a fund has invested. You may also refer to the Statement of Additional Information to determine what types of securities in which a fund may invest. You may obtain copies of these reports or of the Statement of Additional Information from AIM as described on the back cover of this prospectus.



    Each fund determines the net asset value of its shares on each day the NYSE is open for business, as of the close of the customary trading session, or earlier NYSE closing time that day. AIM Money Market Fund also determines its net asset value as of 12:00 noon Eastern Time on each day the NYSE is open for business.


TIMING OF ORDERS


You can purchase, exchange or redeem shares on each day the NYSE is open for business, prior to the close of the customary trading session or any earlier NYSE closing time that day. The funds price purchase, exchange and redemption orders at the net asset value calculated after the transfer agent receives an order in good order. Any applicable sales charges are applied at the time an order is processed. A fund may postpone the right of redemption only under unusual circumstances, as allowed by the Securities and Exchange Commission, such as when the NYSE restricts or suspends trading.


TAXES


In general, dividends and distributions you receive are taxable as ordinary income or long-term capital gains for federal income tax purposes, whether you reinvest them in additional shares or take them in cash. Distributions are generally taxable to you at different rates depending on the length of time the fund holds its assets and the type of income that the fund earns. Different tax rates apply to ordinary income, qualified dividend income, and long-term capital gain distributions, regardless of how long you have held your shares. Every year, you will be sent information showing the amount of dividends and distributions you received from each fund during the prior year.



    Any long-term or short-term capital gains realized from redemptions of fund shares will be subject to federal income tax. Exchanges of shares for shares of another fund are treated as a sale, and any gain realized on the transaction will generally be subject to federal income tax.



    INVESTORS IN TAX-EXEMPT FUNDS SHOULD READ THE INFORMATION UNDER THE HEADING "OTHER INFORMATION -- SPECIAL TAX INFORMATION REGARDING THE FUND" IN THEIR PROSPECTUS.



    The foreign, state and local tax consequences of investing in fund shares may differ materially from the federal income tax consequences described above. In addition, the preceding discussion concerning the taxability of fund dividends and distributions and of redemptions and exchanges of fund shares is inapplicable to investors that are generally exempt from federal income tax, such as retirement plans that are qualified under Section 401, 403, 408, 408A and 457 of the Internal Revenue Code, individual retirement accounts (IRAs) and Roth IRAs. You should consult your tax advisor before investing.


INSTCL--11/04

OBTAINING ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

More information may be obtained free of charge upon request. The Statement of Additional Information (SAI), a current version of which is on file with the Securities and Exchange Commission (SEC), contains more details about the fund and is incorporated by reference into the prospectus (is legally a part of this prospectus). Annual and semiannual reports to shareholders contain additional information about the fund's investments. The fund's annual report also discusses the market conditions and investment strategies that significantly affected the fund's performance during its last fiscal year. Beginning with fiscal periods ending after July 9, 2004, the fund also files its complete schedule of portfolio holdings with the SEC for the 1st and 3rd quarters of each fiscal year on Form N-Q.


If you have questions about this fund, another fund in The AIM Family of Funds--Registered Trademark-- or your account, or wish to obtain free copies of the fund's current SAI or annual or semiannual reports, please contact us by mail at AIM Investment Services, Inc., P.O. Box 0843, Houston, TX 77001-0843 and




BY TELEPHONE:          (800) 659-1005

ON THE INTERNET:       YOU CAN SEND US A REQUEST
                       BY E-MAIL OR DOWNLOAD
                       PROSPECTUSES, SAIS, ANNUAL OR
                       SEMIANNUAL REPORTS
                       VIA OUR WEBSITE:
                       http://www.aiminvestments.com

The fund's most recent portfolio holdings, as filed on Form N-Q, are also available at www.aiminvestments.com.


You also can review and obtain copies of the fund's SAI, financial reports, the fund's Forms N-Q and other information at the SEC's Public Reference Room in Washington, DC; on the EDGAR database on the SEC's Internet website (http://www.sec.gov); or, after paying a duplication fee, by sending a letter to the SEC's Public Reference Room, Washington, DC 20549-0102 or by sending an electronic mail request to publicinfo@sec.gov. Please call the SEC at 1-202-942-8090 for information about the Public Reference Room.

----------------------------------------

   AIM Global Real Estate Fund
   AIM High Yield Fund
   AIM Intermediate Government Fund
   AIM Limited Maturity Treasury Fund
   AIM Money Market Fund
   AIM Real Estate Fund
   AIM Short Term Bond Fund
   AIM Total Return Bond Fund

   SEC 1940 Act file number: 811-5686

----------------------------------------

AIMinvestments.com     AIS-PRO-1
                YOUR GOALS. OUR SOLUTIONS.   [AIM INVESTMENTS LOGO APPEARS HERE]
                 --Registered Trademark--          --Registered Trademark--

The information in this Statement of Additional Information is not complete and may be changed. We may not sell these securities until the registration statement filed with the Securities and Exchange Commission is effective. This Statement of Additional Information is not an offer to sell these securities and is not soliciting an offer to buy these securities in any state where the offer or sale is not permitted.

                 Subject to Completion-dated February 11, 2005

                                  STATEMENT OF
                             ADDITIONAL INFORMATION

                         AIM INVESTMENT SECURITIES FUNDS
                                11 GREENWAY PLAZA
                                    SUITE 100
                            HOUSTON, TEXAS 77046-1173
                                 (713) 626-1919


                                   ----------


THIS STATEMENT OF ADDITIONAL INFORMATION RELATES TO THE INSTITUTIONAL CLASS SHARES OF EACH PORTFOLIO (EACH A "FUND", COLLECTIVELY THE "FUNDS") OF AIM INVESTMENT SECURITIES FUNDS LISTED BELOW. THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT A PROSPECTUS, AND IT SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUS FOR THE INSTITUTIONAL CLASS SHARES OF THE FUND LISTED BELOW. YOU MAY OBTAIN A COPY OF THE PROSPECTUS FOR THE FUNDS LISTED BELOW FROM AN AUTHORIZED DEALER OR BY WRITING TO:

                          AIM INVESTMENT SERVICES, INC.
                                  P.O. BOX 0843
                            HOUSTON, TEXAS 77001-0843
                                  OR BY CALLING

                                 (800) 659-1005



                                   ----------



THIS STATEMENT OF ADDITIONAL INFORMATION, DATED APRIL 29, 2005, RELATES TO THE FOLLOWING PROSPECTUS:



                           FUND                                                                 DATED
                           ----                                                                 -----
          AIM GLOBAL REAL ESTATE FUND - INSTITUTIONAL CLASS                                APRIL 29, 2005
              AIM HIGH YIELD FUND - INSTITUTIONAL CLASS                                    APRIL 29, 2005
       AIM INTERMEDIATE GOVERNMENT FUND - INSTITUTIONAL CLASS                              APRIL 29, 2005
      AIM LIMITED MATURITY TREASURY FUND - INSTITUTIONAL CLASS                             APRIL 29, 2005
             AIM MONEY MARKET FUND - INSTITUTIONAL CLASS                                   APRIL 29, 2005
             AIM REAL ESTATE FUND - INSTITUTIONAL CLASS                                    APRIL 29, 2005
           AIM SHORT TERM BOND FUND - INSTITUTIONAL CLASS                                  APRIL 29, 2005
          AIM TOTAL RETURN BOND FUND - INSTITUTIONAL CLASS                                 APRIL 29, 2005



         INSTITUTIONAL SHARES OF THE MONEY MARKET FUND ARE NOT CURRENTLY
       AVAILABLE FOR PUBLIC SALE. INVESTORS MAY NOT PURCHASE INSTITUTIONAL
      SHARES OF THE FUND THROUGH EXCHANGES FROM OTHER AIM FUNDS, OR THROUGH
             AUTOMATIC DIVIDEND REINVESTMENT FROM ANOTHER AIM FUND.

                         AIM INVESTMENT SECURITIES FUNDS
                       STATEMENT OF ADDITIONAL INFORMATION


                                TABLE OF CONTENTS


                                                                                                                PAGE
                                                                                                                ----
GENERAL INFORMATION ABOUT THE TRUST...............................................................................1
         Fund History.............................................................................................1
         Shares of Beneficial Interest............................................................................1
         Policies and Procedures for Disclosure of Fund Holdings..................................................3

DESCRIPTION OF THE FUNDS AND THEIR INVESTMENTS AND RISKS..........................................................6
         Classification...........................................................................................6
         Investment Strategies and Risks..........................................................................6
                  Equity Investments.............................................................................10
                  Foreign Investments............................................................................10
                  Debt Investments...............................................................................13
                  Other Investments..............................................................................19
                  Investment Techniques..........................................................................21
                  Derivatives....................................................................................25
         Fund Policies...........................................................................................32
         Temporary Defensive Positions...........................................................................35

MANAGEMENT OF THE TRUST..........................................................................................36
         Board of Trustees.......................................................................................36
         Management Information..................................................................................36
                  Trustee Ownership of Fund Shares...............................................................38
         Compensation............................................................................................42
                  Retirement Plan For Trustees...................................................................42
                  Deferred Compensation Agreements...............................................................42
                  Purchase of Class A Shares of the Funds at Net Asset Value.....................................43
         Codes of Ethics.........................................................................................43
         Proxy Voting Policies...................................................................................43

CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES..............................................................43

INVESTMENT ADVISORY AND OTHER SERVICES...........................................................................44
         Investment Advisor......................................................................................44
         Investment Sub-Advisor..................................................................................46
                  Portfolio Managers.............................................................................46
                  Securities Lending Arrangements................................................................47
         Service Agreements......................................................................................47
         Other Service Providers.................................................................................47

BROKERAGE ALLOCATION AND OTHER PRACTICES.........................................................................48
         Brokerage Transactions..................................................................................48
         Commissions.............................................................................................49
         Brokerage Selection.....................................................................................49
         Directed Brokerage (Research Services)..................................................................50
         Regular Brokers or Dealers..............................................................................50
         Allocation of Portfolio Transactions....................................................................50
         Allocation of Initial Public Offering ("IPO") Transactions..............................................51

PURCHASE, REDEMPTION AND PRICING OF SHARES.......................................................................51
         Purchase and Redemption of Shares.......................................................................51

         Redemptions by the Funds................................................................................52
         Calculation of Net Asset Value..........................................................................52
         Redemption In Kind......................................................................................55
         Backup Withholding......................................................................................55

DIVIDENDS, DISTRIBUTIONS AND TAX MATTERS.........................................................................56
         Dividends and Distributions.............................................................................56
         Tax Matters.............................................................................................57

DISTRIBUTION OF SECURITIES.......................................................................................64
         Distributor.............................................................................................64

CALCULATION OF PERFORMANCE DATA..................................................................................66

SETTLED ENFORCEMENT ACTIONS AND INVESTIGATIONS RELATED TO MARKET TIMING..........................................72



APPENDICES:

RATINGS OF DEBT SECURITIES......................................................................................A-1

TRUSTEES AND OFFICERS...........................................................................................B-1

TRUSTEES COMPENSATION TABLE.....................................................................................C-1

PROXY POLICIES AND PROCEDURES...................................................................................D-1

CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES.............................................................E-1

MANAGEMENT FEES.................................................................................................F-1

PORTFOLIO MANAGERS..............................................................................................G-1

ADMINISTRATIVE SERVICES FEES....................................................................................H-1

BROKERAGE COMMISSIONS...........................................................................................I-1

DIRECTED BROKERAGE (RESEARCH SERVICES) AND PURCHASE OF SECURITIES
REGULAR BROKERS OR DEALERS......................................................................................J-1

PERFORMANCE DATA................................................................................................K-1

REGULATORY INQUIRIES AND PENDING LITIGATION.....................................................................L-1

FINANCIAL STATEMENTS.............................................................................................FS

                       GENERAL INFORMATION ABOUT THE TRUST

FUND HISTORY


         AIM Investment Securities Fund (the "Trust") is a Delaware statutory trust which is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company. The Trust currently consists of ten separate portfolios: AIM Global Real Estate Fund, AIM High Yield Fund, AIM Income Fund, AIM Intermediate Government Fund, AIM Limited Maturity Treasury Fund, AIM Money Market Fund, AIM Municipal Bond Fund, AIM Real Estate Fund, AIM Short Term Bond Fund and AIM Total Return Bond Fund (each a "Fund" and collectively, the "Funds"). Under the Amended and Restated Agreement and Declaration of Trust, dated May 15, 2002, as amended (the "Trust Agreement"), the Board of Trustees of the Trust (the "Board") is authorized to create new series of shares without the necessity of a vote of shareholders of the Trust.



         The Trust was originally organized as a Maryland corporation on November 4, 1988. Pursuant to an Agreement and Plan of Reorganization, AIM Limited Maturity Treasury Fund was reorganized on October 15, 1993 as a series portfolio of the Trust. Pursuant to another Agreement and Plan of Reorganization, AIM High Yield Fund, AIM Income Fund, AIM Intermediate Government Fund, AIM Money Market Fund and AIM Municipal Bond Fund were reorganized on June 1, 2000 as series portfolios of the Trust. In connection with their reorganization as series portfolios of the Trust, the fiscal year end of each of AIM High Yield Fund, AIM Income Fund, AIM Intermediate Government Fund, AIM Money Market Fund and AIM Municipal Bond Fund changed from December 31 to July 31. Pursuant to another Agreement and Plan of Reorganization, AIM Real Estate Fund was reorganized on October 29, 2003 as a series portfolio of the Trust. AIM Global Real Estate Fund commenced operations as a series of the Trust.


         AIM Limited Maturity Treasury Fund succeeded to the assets and assumed the liabilities of a series portfolio with a corresponding name (the "Predecessor Fund") of Short-Term Investments Co., a Massachusetts business trust, on October 15, 1993. All historical financial information and other information contained in this Statement of Additional Information for periods prior to October 15, 1993, relating to AIM Limited Maturity Treasury Fund (or a class thereof) is that of the Predecessor Fund (or a corresponding class thereof). AIM High Yield Fund, AIM Income Fund, AIM Intermediate Government Fund, AIM Money Market Fund and AIM Municipal Bond Fund succeeded to the assets and assumed the liabilities of series portfolios with corresponding names (the "Predecessor Funds") of AIM Funds Group, a Delaware business trust, on June 1, 2000. All historical financial information and other information contained in this Statement of Additional Information for periods prior to June 1, 2000, relating to AIM High Yield Fund, AIM Income Fund, AIM Intermediate Government Fund, AIM Money Market Fund or AIM Municipal Bond Fund (or any classes thereof) is that of the Predecessor Funds (or the corresponding classes thereof). AIM Real Estate Fund succeeded to the assets and assumed the liabilities of a series portfolio with a corresponding name (the "Real Estate Predecessor Fund") of AIM Advisor Funds, a Delaware statutory trust, on October 29, 2003. All historical information and other information contained in this Statement of Additional Information for periods prior to October 29, 2003, relating to AIM Real Estate Fund (or a class thereof) is that of the Real Estate Predecessor Fund (or a corresponding class thereof).

SHARES OF BENEFICIAL INTEREST

         Shares of beneficial interest of the Trust are redeemable at their net asset value (subject in certain circumstances to a contingent deferred sales charge or redemption fee) at the option of the shareholder or at the option of the Trust in certain circumstances.

         The Trust allocates moneys and other property it receives from the issue or sale of shares of each of its series of shares, and all income, earnings and profits from such issuance and sales, subject only to the rights of creditors, to the appropriate Fund. These assets constitute the underlying assets of each Fund, are segregated on the Trust's books of account, and are charged with the expenses of such Fund and its respective classes. The Trust allocates any general expenses of the Trust not readily identifiable as belonging to a particular Fund by or under the direction of the Board, primarily on the basis of relative net assets, or other relevant factors.

         Each share of each Fund represents an equal proportionate interest in that Fund with each other share and is entitled to such dividends and distributions out of the income belonging to such Fund as are declared by the Board. Each Fund offers separate classes of shares as follows:



                                                    AIM CASH
                                                    RESERVE                                         INSTITUTIONAL     INVESTOR
          FUND             CLASS A    CLASS A3       SHARES     CLASS B     CLASS C     CLASS R          CLASS          CLASS
------------------------- ---------- ------------ ------------- ----------- ----------- ----------- ---------------- ------------
AIM Global Real Estate        X                                     X           X           X              X
Fund

AIM High Yield Fund           x                                     x           x                          X              x

AIM Income Fund               x                                     x           x           x                             x

AIM Intermediate              x                                     x           x           x              X              x
Government Fund

AIM Limited Maturity          x           x                                                                x
Treasury Fund

AIM Money Market Fund                                  x            x           x           x              X              x

AIM Municipal Bond Fund       x                                     x           x                                         x

AIM Real Estate Fund          X                                     X           X           X              X              X

AIM Short Term Bond Fund      X                                                 x           X              X

AIM Total Return Bond         X                                     x           x           X              X
Fund


         This Statement of Additional Information relates solely to the Institutional Class of these six Funds.

         Each class of shares represents an interest in the same portfolio of investments. Upon any liquidation of the Trust, shareholders of each class are entitled to share pro rata in the net assets belonging to the applicable Fund allocable to such class available for distribution after satisfaction of outstanding liabilities of the Fund allocable to such class.

         Each share of a Fund generally has the same voting, dividend, liquidation and other rights; however, each class of shares of a Fund is subject to different sales loads, conversion features, exchange privileges and class-specific expenses. Only shareholders of a specific class may vote on matters relating to that class' distribution plan.

         Except as specifically noted above, shareholders of each Fund are entitled to one vote per share (with proportionate voting for fractional shares), irrespective of the relative net asset value of the shares of a Fund. However, on matters affecting an individual Fund or class of shares, a separate vote of shareholders of that Fund or class is required. Shareholders of a Fund or class are not entitled to vote on any matter which does not affect that Fund or class but that requires a separate vote of another Fund or class. An example of a matter that would be voted on separately by shareholders of each Fund is the approval of the advisory agreement with A I M Advisors, Inc. ("AIM"), and an example of a matter that would be voted on separately by shareholders of each class of shares is approval of the distribution plans. When issued, shares of each Fund are fully paid and nonassessable, have no preemptive or subscription rights, and are freely transferable. Shares do not have cumulative voting rights, which means that in situations in which shareholders elect trustees, holders of more than 50% of the shares voting for the election of trustees can elect all of the trustees of the Trust, and the holders of less than 50% of the shares voting for the election of trustees will not be able to elect any trustees.

         Under Delaware law, shareholders of a Delaware statutory trust shall be entitled to the same limitations of liability extended to shareholders of private for-profit corporations. There is a remote possibility, however, that shareholders could, under certain circumstances, be held liable for the obligations of the Trust to the extent the courts of another state which does not recognize such limited liability were to apply the laws of such state to a controversy involving such obligations. The Trust Agreement disclaims shareholder liability for acts or obligations of the Trust and requires that notice of such disclaimer be given in each agreement, obligation or instrument entered into or executed by the Trust or the trustees to all parties, and each party thereto must expressly waive all rights of action directly against shareholders of the Trust. The Trust Agreement provides for indemnification out of the property of a Fund for all losses and expenses of any shareholder of such Fund held liable on account of being or having been a shareholder. Thus, the risk of a shareholder incurring financial loss due to shareholder liability is limited to circumstances in which a Fund is unable to meet its obligations and the complaining party is not held to be bound by the disclaimer.


         The trustees and officers of the Trust will not be liable for any act, omission or obligation of the Trust or any Trustee or officer; however, a trustee or officer is not protected against any liability to the Trust or to the shareholders to which a trustee or officer would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his or her office with the Trust ("Disabling Conduct"). The Trust Agreement provides for indemnification by the Trust of the trustees, the officers and employees or agents of the Trust, provided that such persons have not engaged in Disabling Conduct. The Trust Agreement also authorizes the purchase of liability insurance on behalf of trustees and officers. The Trust's Bylaws provide for the advancement of payments to current and former trustees, officers and employees or agents of the Trust, or anyone serving at their request, in connection with the preparation and presentation of a defense to any claim, action, suit or proceeding, expenses for which such person would be entitled to indemnification; provided that any advancement of payments would be reimbursed if it is ultimately determined that such person is not entitled to indemnification for such expenses.


         SHARE CERTIFICATES. Shareholders of the Funds do not have the right to demand or require the Trust to issue share certificates.


POLICIES AND PROCEDURES FOR DISCLOSURE OF FUND HOLDINGS



         The Board has adopted policies and procedures with respect to the disclosure of the Funds' portfolio holdings (the "Holdings Disclosure Policy"). AIM and the Board may amend the Holdings Disclosure Policy at any time without prior notice. Details of the Holdings Disclosure Policy and a description of the basis on which employees of AIM and its affiliates may release information about portfolio securities in certain contexts are provided below.



         PUBLIC RELEASE OF PORTFOLIO HOLDINGS. The Funds disclose the following portfolio holdings information on www.aiminvestments.com:



               o calendar quarter-end portfolio holdings are posted by the 30th day after each calendar quarter-end;



               o fiscal quarter-end portfolio holdings are posted by the 70th day after each fiscal quarter-end; and



               o the largest ten holdings are posted by the 15th day after each month-end.

These holdings are listed along with the percentage of the Fund's net assets they represent. The calendar and fiscal quarter-end portfolio holdings will remain on the website for one year. The top-ten list is replaced each month. Generally, employees of AIM and its affiliates may not disclose such portfolio holdings until one day after they have been posted on www.aiminvestments.com. The Funds also disclose select holdings as part of their quarterly Fund Performance Updates and quarterly Performance and Commentaries on www.aiminvestments.com by the 29th day after each calendar quarter. These quarterly Fund Performance Updates and quarterly Performance and Commentaries are replaced each quarter. You may also obtain the publicly available portfolio holdings information described above by contacting us at 1-800-959-4246.



         SELECTIVE DISCLOSURE OF PORTFOLIO HOLDINGS PURSUANT TO NON-DISCLOSURE AGREEMENT. Employees of AIM and its affiliates will disclose non-public full portfolio holdings on a selective basis only if the Executive Committee (the "Executive Committee") of A I M Management Group Inc. ("AIM Management") approves the parties to whom disclosure of non-public full portfolio holdings will be made. The Executive Committee must determine that the proposed selective disclosure will be made for legitimate business purposes of the applicable Fund and address any perceived conflicts of interest between shareholders of such Fund and AIM or its affiliates as part of granting its approval. The Executive Committee may delegate its approval responsibilities to the Internal Compliance Controls Committee of AIM Management. Pursuant to the Holdings Disclosure Policy, the Board reviews the types of situations in which AIM provides such selective disclosure and approves situations involving perceived conflicts of interest between shareholders of the applicable Fund and AIM or its affiliates brought to the Board's attention by AIM.



         AIM discloses non-public full portfolio holdings information to the following persons in connection with the day-to-day operations and management of the Funds:



               o    Attorneys and accountants;



               o    Securities lending agents;



               o    Lenders to the Funds;



               o    Rating and rankings agencies;



               o    Persons assisting in the voting of proxies;



               o    Fund custodians;



               o Fund transfer agent(s) (in the event of a redemption in kind);



               o Pricing services, market makers, or other persons who provide systems or software support in connection with Fund operations (to determine the price of securities held by a Fund);



               o    Financial printers;



               o Brokers identified by a Fund's portfolio management team who provide execution and research services to the team; and



               o Analysts hired to perform research and analysis to the Fund's portfolio management team.



In these situations, AIM has entered into non-disclosure agreements which provide that the recipient of the portfolio holdings will maintain the confidentiality of such portfolio holdings and will not trade on such information ("Non-disclosure Agreements"). In many cases, AIM will disclose current portfolio holdings on a daily basis to these persons. AIM will also disclose non-public portfolio holdings information in the event that such disclosure is required by applicable laws, rules or regulations, or by regulatory authorities having jurisdiction over AIM and its affiliates or the Funds.



         AIM will not request, receive or accept any compensation (including compensation in the form of the maintenance of assets in any Fund or other mutual fund or account managed by AIM or one of its affiliates) for the selective disclosure of portfolio holdings information.



         DISCLOSURE OF CERTAIN PORTFOLIO HOLDINGS AND RELATED INFORMATION WITHOUT NON-DISCLOSURE AGREEMENT. From time to time, employees of AIM and its affiliates may express their views orally or in writing on one or more of the Funds' portfolio securities or may state that a Fund has recently purchased or sold, or continues to own, one or more securities. The securities subject to these views and statements may be ones that were purchased or sold since a Fund's most recent quarter-end and therefore may not be reflected on the list of the Fund's most recent quarter-end portfolio holdings disclosed on the website. Such views and statements may be made to various persons, including members of the press, brokers and other financial intermediaries that sell shares of the Funds, shareholders in the applicable Fund, persons considering investing in the applicable Fund or representatives of such shareholders or potential shareholders, such as fiduciaries of a 401(k) plan or a trust and their advisers, and other entities for which AIM or its affiliates provides or may provide investment advisory services. The nature and content of the views and statements provided to each of these persons may differ.



         From time to time, employees of AIM and its affiliates also may provide oral or written information ("portfolio commentary") about a Fund, including, but not limited to, how the Fund's investments are divided among various sectors, industries, countries, investment styles and capitalization sizes, and among stocks, bonds, currencies and cash, security types, bond maturities, bond coupons and bond credit quality ratings. This portfolio commentary may also include information on how these various weightings and factors contributed to Fund performance. AIM may also provide oral or written information ("statistical information") about various financial characteristics of a Fund or its underlying portfolio securities including, but not limited to, alpha, beta, R-squared, coefficient of determination, duration, maturity, information ratio, sharpe ratio, earnings growth, payout ratio, price/book value, projected earnings growth, return on equity, standard deviation, tracking error, weighted average quality, market capitalization, percent debt to equity, price to cash flow, dividend yield or growth, default rate, portfolio turnover, and risk and style characteristics. This portfolio commentary and statistical information about a Fund may be based on the Fund's portfolio as of the most recent quarter-end or the end of some other interim period, such as month-end. The portfolio commentary and statistical information may be provided to various persons, including those described in the preceding paragraph. The nature and content of the information provided to each of these persons may differ.



         DISCLOSURE OF PORTFOLIO HOLDINGS BY TRADERS. Additionally, employees of AIM and its affiliates may disclose one or more of the portfolio securities of a Fund when purchasing and selling securities through broker-dealers, requesting bids on securities, obtaining price quotations on securities, or in connection with litigation involving the Funds' portfolio securities. AIM does not enter into formal Non-disclosure Agreements in connection with these situations; however, the Funds would not continue to conduct business with a person who AIM believed was misusing the disclosed information.



         DISCLOSURE OF PORTFOLIO HOLDINGS OF OTHER AIM-MANAGED PRODUCTS. AIM and its affiliates manage products sponsored by companies other than AIM, including investment companies, offshore funds, and separate accounts. In many cases, these other products are managed in a similar fashion to certain AIM Funds (as defined herein) and thus have similar portfolio holdings. The sponsors of these other products managed by AIM and its affiliates may disclose the portfolio holdings of their products at different times than AIM discloses portfolio holdings for the AIM Funds.



         AIM provides portfolio holdings information for portfolios of AIM Variable Insurance Funds (the "Insurance Funds") to insurance companies whose variable annuity and variable life insurance accounts invest in the Insurance Funds ("Insurance Companies"). AIM may disclose portfolio holdings information for the Insurance Funds to Insurance Companies with which AIM has entered into Non-disclosure Agreements up to five days prior to the scheduled dates for AIM's disclosure of similar portfolio holdings information for other AIM Funds on www.aiminvestments.com. AIM provides portfolio holdings information for the Insurance Funds to such Insurance Companies to allow them to disclose this information on their websites at approximately the same time that AIM discloses portfolio holdings information for the other AIM Funds on its website. AIM manages the Insurance Funds in a similar fashion to certain other AIM Funds and thus the Insurance Funds and such other AIM Funds have similar portfolio holdings. AIM does not disclose the portfolio holdings information for the Insurance Funds on its website, and not all Insurance Companies disclose this information on their websites.

            DESCRIPTION OF THE FUNDS AND THEIR INVESTMENTS AND RISKS





CLASSIFICATION

         The Trust is an open-end management investment company. Each of the Funds is "diversified" for purposes of the 1940 Act.

INVESTMENT STRATEGIES AND RISKS

         The table on the following pages identifies various securities and investment techniques used by AIM in managing The AIM Family of Funds--Registered Trademark--. The table has been marked to indicate those securities and investment techniques that AIM may use to manage a Fund. A Fund may not use all of these techniques at any one time. A Fund's transactions in a particular security or use of a particular technique is subject to limitations imposed by a Fund's investment objective, policies and restrictions described in that Fund's Prospectus and/or this Statement of Additional Information, as well as federal securities laws. The Fund's investment objectives, policies, strategies and practices are non-fundamental unless otherwise indicated. A more detailed description of the securities and investment techniques, as well as the risks associated with those securities and investment techniques that the Fund utilizes, follows the table. The descriptions of the securities and investment techniques in this section supplement the discussion of principal investment strategies contained in the Fund's Prospectus; where a particular type of security or investment technique is not discussed in the Fund's Prospectus, that security or investment technique is not a principal investment strategy.

                         AIM INVESTMENT SECURITIES FUNDS

                 SUMMARY OF SECURITIES AND INVESTMENT TECHNIQUES


        FUND              AIM                               AIM
                         GLOBAL     AIM         AIM       LIMITED      AIM       AIM
SECURITY/                 REAL      HIGH    INTERMEDIATE  MATURITY    MONEY      REAL          AIM         AIM TOTAL
INVESTMENT               ESTATE     YIELD    GOVERNMENT   TREASURY    MARKET     ESTATE     SHORT TERM       RETURN
TECHNIQUE                 FUND      FUND        FUND        FUND       FUND      FUND        BOND FUND      BOND FUND
---------------------- ----------- -------- ------------ ---------- --------- ---------- ----------------- -----------
                                                 EQUITY INVESTMENTS
Common Stock               X                                                      X

Preferred Stock            X          X                                           X             X              X

Convertible                X          X                                           X             X              X
Securities

Alternative Entity         X                                                      X
Securities

                                                 FOREIGN INVESTMENTS

Foreign Securities         X          X                                X          X             X              X

Foreign Government         X          X                                X          X             X              X
Obligations

Foreign Exchange           X          X                                           X                            X
Transactions

                                       DEBT INVESTMENTS FOR FIXED INCOME FUNDS

U.S. Government                       X                      X         X                        X              X
Obligations

Rule 2a-7                             X                      X         X                        X              X
Requirements

Mortgage-Backed and                   X                                                         X              X
Asset-Backed
Securities

Collateralized                                                                                                 X
Mortgage
Obligations

Bank Instruments                                                       X                        X              X

Commercial                                                             X
Instruments

Participation                                                          X
Interests

Municipal Securities                  X                                X                        X              X

Municipal Lease
Obligations

Investment Grade                      X                                X                        X              X
Corporate Debt
Obligations

Junk Bonds                            X

                                          DEBT INVESTMENTS FOR EQUITY FUNDS

U.S. Government            X
Obligations

Mortgage-Backed and        X
Asset-Backed
Securities

Collateralized             X
Mortgage Obligations

Investment Grade           X
Corporate Debt
Obligations

        FUND              AIM                               AIM
                         GLOBAL     AIM         AIM       LIMITED      AIM       AIM
SECURITY/                 REAL      HIGH    INTERMEDIATE  MATURITY    MONEY      REAL          AIM         AIM TOTAL
INVESTMENT               ESTATE     YIELD    GOVERNMENT   TREASURY    MARKET     ESTATE     SHORT TERM       RETURN
TECHNIQUE                 FUND      FUND        FUND        FUND       FUND      FUND        BOND FUND      BOND FUND
---------------------- ----------- -------- ------------ ---------- --------- ---------- ----------------- -----------
Liquid Assets              X

Junk Bonds                 X                                                      X

                                                  OTHER INVESTMENTS

REITs                      X          X                      X         X          X             X              X

Other Investment           X          X                      X         X          X             X              X
Companies

Defaulted Securities                  X

Municipal Forward
Contracts

Variable or Floating       X          X                                X                        X
Rate Instruments

Indexed Securities

Zero-Coupon and                       X                                                         X              X
Pay-in-Kind
Securities

Synthetic Municipal
Instruments

                                                INVESTMENT TECHNIQUES

Delayed Delivery           X          X                      X         X          X             X              X
Transactions

When-Issued                X          X                      X         X          X             X              X
Securities

Short Sales                X          X                                           X             X              X

Margin Transactions

Swap Agreements            X                                                      X             X              X

Interfund Loans            X          X                      X         X          X             X              X

Borrowing                  X          X                      X         X          X             X              X

Lending Portfolio          X          X                      X         X          X             X              X
Securities

Repurchase Agreements      X          X                      X         X          X             X              X

Reverse Repurchase         X          X                      X         X          X             X              X
Agreements

Dollar Rolls                                                                                    X              X

Illiquid Securities        X          X                      X         X          X             X              X

Rule 144A Securities       X          X                                X          X             X              X

Unseasoned Issuers         X                                                      X             X              X

Sale of Money Market                                                   X
Securities

Standby Commitments

                                                     DERIVATIVES

Equity-Linked              X                                                      X
Derivatives

Bundled Securities                    X

        FUND              AIM                               AIM
                         GLOBAL     AIM         AIM       LIMITED      AIM       AIM
SECURITY/                 REAL      HIGH    INTERMEDIATE  MATURITY    MONEY      REAL          AIM         AIM TOTAL
INVESTMENT               ESTATE     YIELD    GOVERNMENT   TREASURY    MARKET     ESTATE     SHORT TERM       RETURN
TECHNIQUE                 FUND      FUND        FUND        FUND       FUND      FUND        BOND FUND      BOND FUND
---------------------- ----------- -------- ------------ ---------- --------- ---------- ----------------- -----------
Put Options                X          X                                           X             X              X

Call Options               X          X                                           X             X              X

Straddles                  X          X                                           X             X              X

Warrants                   X          X                                           X             X              X

Futures Contracts          X          X                                           X             X              X
and Options on
Futures Contracts

Forward Currency           X          X                                           X                            X
Contracts

Cover                      X          X                                           X             X              X

Equity Investments

         COMMON STOCK. Common stock is issued by companies principally to raise cash for business purposes and represents a residual interest in the issuing company. A Fund participates in the success or failure of any company in which it holds stock. The prices of equity securities change in response to many factors including the historical and prospective earnings of the issuer, the value of its assets, general economic conditions, interest rates, investor perceptions and market liquidity.

         PREFERRED STOCK. Preferred stock, unlike common stock, often offers a stated dividend rate payable from a corporation's earnings. If interest rates rise, the fixed dividend on preferred stocks may be less attractive, causing the price of preferred stocks to decline. Preferred stock may have mandatory sinking fund provisions, as well as call/redemption provisions prior to maturity, a negative feature when interest rates decline. Dividends on some preferred stock may be "cumulative," requiring all or a portion of prior unpaid dividends to be paid before dividends are paid on the issuer's common stock. Preferred stock also generally has a preference over common stock on the distribution of a corporation's assets in the event of liquidation of the corporation, and may be "participating," which means that it may be entitled to a dividend exceeding the stated dividend in certain cases. In some cases an issuer may offer auction rate preferred stock, which means that the interest to be paid is set by auction and will often be reset at stated intervals. The rights of preferred stocks on the distribution of a corporation's assets in the event of a liquidation are generally subordinate to the rights associated with a corporation's debt securities.

         AIM High Yield Fund will not acquire equity securities, other than preferred stocks, except when (a) attached to or included in a unit with income-generating securities that otherwise would be attractive to the Fund; (b) acquired through the exercise of equity features accompanying convertible securities held by the Fund, such as conversion or exchange privileges or warrants for the acquisition of stock or equity interests of the same or a different issuer; or (c) in the case of an exchange offer whereby the equity security would be acquired with the intention of exchanging it for a debt security issued on a "when-issued" basis.

         CONVERTIBLE SECURITIES. Convertible securities include bonds, debentures, notes, preferred stocks and other securities that may be converted into a prescribed amount of common stock or other equity securities at a specified price and time. The holder of convertible securities is entitled to receive interest paid or accrued on debt, or dividends paid or accrued on preferred stock, until the security matures or is converted.

         The value of a convertible security depends on interest rates, the yield of similar nonconvertible securities, the financial strength of the issuer and the seniority of the security in the issuer's capital structure. Convertible securities may be illiquid, and may be required to convert at a time and at a price that is unfavorable to a Fund.

         The Funds will invest in a convertible debt security based primarily on the characteristics of the equity security into which it converts, and without regard to the credit rating of the convertible security (even if the credit rating is below investment grade). To the extent that a Fund invests in convertible debt securities with credit ratings below investment grade, such securities may have a higher likelihood of default, although this may be somewhat offset by the convertibility feature. See also "Junk Bonds" below.

         ALTERNATIVE ENTITY SECURITIES. Companies that are formed as limited partnerships, limited liability companies, business trusts or other non-corporate entities may issue equity securities that are similar to common or preferred stock of corporations.

Foreign Investments

         FOREIGN SECURITIES. Foreign securities are equity or debt securities issued by issuers outside the United States, and include securities in the form of American Depositary Receipts ("ADRs"), European Depositary Receipts ("EDRs"), or other securities representing underlying securities of foreign issuers.

Depositary receipts are typically issued by a bank or trust company and evidence ownership of underlying securities issued by foreign corporations.

         AIM High Yield Fund, AIM Real Estate Fund and AIM Total Return Bond Fund may invest up to 25% of their total assets, AIM Money Market Fund may invest up to 50% of its total assets and AIM Short Term Bond Fund may invest up to 15% of its total assets in foreign securities; however, AIM Money Market Fund and AIM Short Term Bond Fund may only invest in foreign securities denominated in U.S. dollars. AIM Global Real Estate Fund may invest a [significant amount] of its total assets in foreign securities. In addition, AIM Total Return Bond Fund may only invest up to 5% of its total assets in foreign securities that are non-U.S. dollar denominated.

         Investments by a Fund in foreign securities, whether denominated in U.S. dollars or foreign currencies, may entail all of the risks set forth below. Investments by a Fund in ADRs, EDRs or similar securities also may entail some or all of the risks described below.

         Currency Risk. The value of the Funds' foreign investments will be affected by changes in currency exchange rates. The U.S. dollar value of a foreign security decreases when the value of the U.S. dollar rises against the foreign currency in which the security is denominated, and increases when the value of the U.S. dollar falls against such currency.

         Political and Economic Risk. The economies of many of the countries in which the Funds may invest may not be as developed as the United States' economy and may be subject to significantly different forces. Political or social instability, expropriation or confiscatory taxation, and limitations on the removal of funds or other assets could also adversely affect the value of the Funds' investments.

         Regulatory Risk. Foreign companies are not registered with the Securities and Exchange Commission ("SEC") and are generally not subject to the regulatory controls imposed on United States issuers and, as a consequence, there is generally less publicly available information about foreign securities than is available about domestic securities. Foreign companies are not subject to uniform accounting, auditing and financial reporting standards, corporate governance practices and requirements comparable to those applicable to domestic companies. Income from foreign securities owned by the Funds may be reduced by a withholding tax at the source, which tax would reduce dividend income payable to the Funds' shareholders.

         Market Risk. The securities markets in many of the countries in which the Funds invest will have substantially less trading volume than the major United States markets. As a result, the securities of some foreign companies may be less liquid and experience more price volatility than comparable domestic securities. Increased custodian costs as well as administrative costs (such as the need to use foreign custodians) may be associated with the maintenance of assets in foreign jurisdictions. There is generally less government regulation and supervision of foreign stock exchanges, brokers and issuers which may make it difficult to enforce contractual obligations. In addition, transaction costs in foreign securities markets are likely to be higher, since brokerage commission rates in foreign countries are likely to be higher than in the United States.


         Risk of Developing Countries. [AIM Global Real Estate Fund,] AIM High Yield Fund, AIM Real Estate Fund, AIM Short Term Bond Fund and AIM Total Return Bond Fund may each invest up to 5% of their total assets in securities of companies located in developing countries. Developing countries are those countries which are not included in the MSCI World Index. The Funds consider various factors when determining whether a company is in a developing country, including whether (1) it is organized under the laws of a developing country;
(2) it has a principal office in a developing country; (3) it derives 50% or more of its total revenues from business in a developing country; or (4) its securities are traded principally on a stock exchange, or in an over-the-counter market, in a developing country. Investments in developing countries present risks greater than, and in addition to, those presented by investments in foreign issuers in general. A number of developing countries restrict, to varying degrees, foreign investment in stocks. Repatriation of investment income, capital, and the proceeds of sales by foreign investors may require governmental registration and/or approval in some developing countries. A number of the currencies of developing countries have experienced significant declines against the U.S. dollar in recent years, and devaluation may occur subsequent to investments in these currencies by the Funds. Inflation and rapid fluctuations in inflation rates have had and may continue to have negative effects on the economies and securities markets of certain emerging market countries. Many of the developing securities markets are relatively small or less diverse, have low trading volumes, suffer periods of relative liquidity, and are characterized by significant price volatility. There is a risk in developing countries that a future economic or political crisis could lead to price controls, forced mergers of companies, expropriation or confiscatory taxation, seizure, nationalization, or creation of government monopolies, any of which may have a detrimental effect on the Fund's investments. AIM High Yield Fund, AIM Real Estate Fund, AIM Short Term Bond Fund and AIM Total Return Bond Fund may each invest up to 5% of their total assets in securities of companies located in developing countries. Investments in developing countries present risks greater than, and in addition to, those presented by investments in foreign issuers in general. A number of developing countries restrict, to varying degrees, foreign investment in stocks. Repatriation of investment income, capital, and the proceeds of sales by foreign investors may require governmental registration and/or approval in some developing countries. A number of the currencies of developing countries have experienced significant declines against the U.S. dollar in recent years, and devaluation may occur subsequent to investments in these currencies by the Funds. Inflation and rapid fluctuations in inflation rates have had and may continue to have negative effects on the economies and securities markets of certain emerging market countries. Many of the developing securities markets are relatively small or less diverse, have low trading volumes, suffer periods of relative liquidity, and are characterized by significant price volatility. There is a risk in developing countries that a future economic or political crisis could lead to price controls, forced mergers of companies, expropriation or confiscatory taxation, seizure, nationalization, or creation of government monopolies, any of which may have a detrimental effect on a Fund's investments.

         FOREIGN GOVERNMENT OBLIGATIONS. Debt securities issued by foreign governments are often, but not always, supported by the full faith and credit of the foreign governments, or their subdivisions, agencies or instrumentalities, that issue them. These securities involve the risks discussed above with respect to foreign securities. Additionally the issuer of the debt or the governmental authorities that control repayment of the debt may be unwilling or unable to pay interest or repay principal when due. Political or economic changes or the balance of trade may affect a country's willingness or ability to service its debt obligations. Periods of economic uncertainty may result in the volatility of market prices of sovereign debt obligations, especially debt obligations issued by the governments of developing countries. Foreign government obligations of developing countries and some structures of emerging market debt securities, both of which are generally below investment grade, are sometimes referred to as "Brady Bonds."

         FOREIGN EXCHANGE TRANSACTIONS. Foreign exchange transactions include direct purchases of futures contracts with respect to foreign currency, and contractual agreements to purchase or sell a specified currency at a specified future date (up to one year) at a price set at the time of the contract. Such contractual commitments may be forward contracts entered into directly with another party or exchange traded futures contracts.

         Each Fund has authority to deal in foreign exchange between currencies of the different countries in which it will invest as a hedge against possible variations in the foreign exchange rates between those currencies. A Fund may commit the same percentage of its assets to foreign exchange hedges as it can invest in foreign securities.

         The Funds may utilize either specific transactions ("transaction hedging") or portfolio positions ("position hedging") to hedge foreign currency exposure through foreign exchange transactions. Transaction hedging is the purchase or sale of foreign currency with respect to specific receivables or payables of a Fund accruing in connection with the purchase or sale of its portfolio securities, the sale and redemption of shares of the Fund, or the payment of dividends and distributions by the Fund. Position hedging is the purchase or sale of foreign currency with respect to portfolio security positions (or underlying portfolio security positions, such as in an ADR) denominated or quoted in a foreign currency.

Additionally, foreign exchange transactions may involve some of the risks of investments in foreign securities.

Debt Investments


         U.S. GOVERNMENT OBLIGATIONS. Obligations issued or guaranteed by the U.S. Government, its agencies and instrumentalities include bills, notes and bonds issued by the U.S. Treasury, as well as "stripped" or "zero coupon" U.S. Treasury obligations representing future interest or principal payments on U.S. Treasury notes or bonds. Stripped securities are sold at a discount to their "face value," and may exhibit greater price volatility than interest-bearing securities since investors receive no payment until maturity. Obligations of certain agencies and instrumentalities of the U.S. Government, such as the Government National Mortgage Association ("GNMA"), are supported by the full faith and credit of the U.S. Treasury; others, such as those of the Federal National Mortgage Association ("FNMA"), are supported by the right of the issuer to borrow from the U.S. Treasury; others, such as those of the Student Loan Marketing Association ("SLMA"), are supported by the discretionary authority of the U.S. Government to purchase the agency's obligations; still others, though issued by an instrumentality chartered by the U.S. Government, like the Federal Farm Credit Bureau ("FFCB"), are supported only by the credit of the instrumentality. The U.S. Government may choose not to provide financial support to U.S. Government-sponsored agencies or instrumentalities if it is not legally obligated to do so, in which case, if the issuer were to default, the Funds holding securities of such issuer might not be able to recover their investment from the U.S. Government.


         RULE 2a-7 REQUIREMENTS. Money market instruments in which the Fund will invest will be "Eligible Securities" as defined in Rule 2a-7 under the 1940 Act, as such Rule may be amended from time to time. An Eligible Security is generally a rated security with a remaining maturity of 397 calendar days or less that has been rated by the Requisite NRSROs (as defined below) in one of the two highest short-term rating categories, or a security issued by an issuer that has received a rating by the Requisite NRSROs in one of the two highest short-term rating categories with respect to a class of debt obligations (or any debt obligation within that class). Eligible Securities may also include unrated securities determined by AIM (under the supervision of and pursuant to guidelines established by the Board ) to be of comparable quality to such rated securities. If an unrated security is subject to a guarantee, to be an Eligible Security, the guarantee generally must have received a rating from a NRSRO in one of the two highest short-term rating categories or be issued by a guarantor that has received a rating from a NRSRO in one of the two highest short-term rating categories with respect to a class of debt obligations (or any debt obligation within that class). Since the Fund may invest in securities backed by banks and other financial institutions, changes in the credit quality of these institutions could cause losses to the Fund and affect their share price. The term "Requisite NRSRO" means (a) any two nationally recognized statistical rating organizations (NRSROs) that have issued a rating with respect to a security or class of debt obligations of an issuer, or (b) if only one NRSRO has issued a rating with respect to such security or issuer at the time a Fund acquires the security, that NRSRO.

         AIM Money Market Fund will limit investments in money market obligations to those which are denominated in U.S. dollars and which at the date of purchase are "First Tier" securities as defined in Rule 2a-7 under the 1940 Act, as such Rule may be amended from time to time. Briefly, "First Tier" securities are securities that are rated in the highest rating category for short-term debt obligations by two NRSROs, or, if only rated by one NRSRO, are rated in the highest rating category by the NRSRO, or if unrated, are determined by AIM, the Fund's investment advisor (under the supervision of and pursuant to guidelines established by the Board ) to be of comparable quality to a rated security that meets the foregoing quality standards, as well as securities issued by a registered investment company that is a money market fund and U.S. Government securities.

         MORTGAGE-BACKED AND ASSET-BACKED SECURITIES. Mortgage-backed securities are mortgage-related securities issued or guaranteed by the U.S. Government, its agencies and instrumentalities, or issued by nongovernment entities. Mortgage-related securities represent pools of mortgage loans assembled for sale to investors by various government agencies such as GNMA and government-related organizations such as FNMA and the Federal Home Loan Mortgage Corporation ("FHLMC"), as well as by nongovernment issuers such as commercial banks, savings and loan institutions, mortgage bankers and private mortgage insurance companies. Although certain mortgage-related securities are guaranteed by a third party or otherwise similarly secured, the market value of the security, which may fluctuate, is not so secured.

         There are a number of important differences among the agencies and instrumentalities of the U.S. Government that issue mortgage-related securities and among the securities they issue. Mortgage-related securities issued by GNMA include GNMA Mortgage Pass-Through Certificates (also known as "Ginnie Maes") which are guaranteed as to the timely payment of principal and interest. That guarantee is backed by the full faith and credit of the U.S. Treasury. GNMA is a corporation wholly owned by the U.S. Government within the Department of Housing and Urban Development. Mortgage-related securities issued by FNMA include FNMA Guaranteed Mortgage Pass-Through Certificates (also known as "Fannie Maes") and are guaranteed as to payment of principal and interest by FNMA itself and backed by a line of credit with the U.S. Treasury. FNMA is a government-sponsored entity wholly owned by public stockholders. Mortgage-related securities issued by FHLMC include FHLMC Mortgage Participation Certificates (also known as "Freddie Macs") guaranteed as to payment of principal and interest by FHLMC itself and backed by a line of credit with the U.S. Treasury. FHLMC is a government-sponsored entity wholly owned by public stockholders.

         Other asset-backed securities are structured like mortgage-backed securities, but instead of mortgage loans or interests in mortgage loans, the underlying assets may include such items as motor vehicle installment sales or installment loan contracts, leases of various types of real and personal property, and receivables from credit card agreements. Regular payments received in respect of such securities include both interest and principal. Asset-backed securities typically have no U.S. Government backing. Additionally, the ability of an issuer of asset-backed securities to enforce its security interest in the underlying assets may be limited.

         If a Fund purchases a mortgage-backed or other asset-backed security at a premium, that portion may be lost if there is a decline in the market value of the security whether resulting from changes in interest rates or prepayments in the underlying collateral. As with other interest-bearing securities, the prices of such securities are inversely affected by changes in interest rates. However, though the value of a mortgage-backed or other asset-backed security may decline when interest rates rise, the converse is not necessarily true, since in periods of declining interest rates the mortgages and loans underlying the securities are prone to prepayment, thereby shortening the average life of the security and shortening the period of time over which income at the higher rate is received. When interest rates are rising, though, the rate of prepayment tends to decrease, thereby lengthening the period of time over which income at the lower rate is received. For these and other reasons, a mortgage-backed or other asset-backed security's average maturity may be shortened or lengthened as a result of interest rate fluctuations and, therefore, it is not possible to predict accurately the security's return.


         COLLATERALIZED MORTGAGE OBLIGATIONS ("CMOS"). [AIM Global Real Estate Fund,] AIM Total Return Bond Fund and AIM Real Estate Fund may invest in CMOs. These Funds can also invest in mortgage-backed bonds and asset-backed securities. A CMO is a hybrid between a mortgage-backed bond and a mortgage pass-through security. Similar to a bond, interest and prepaid principal is paid, in most cases, semiannually. CMOs may be collateralized by whole mortgage loans, but are more typically collateralized by portfolios of mortgage pass-through securities guaranteed by GNMA, FHLMC, or FNMA, and their income streams.


         CMOs are structured into multiple classes, each bearing a different stated maturity. Actual maturity and average life will depend upon the prepayment experience of the collateral. CMOs provide for a modified form of call protection through a de facto breakdown of the underlying pool of mortgages according to how quickly the loans are repaid. Monthly payment of principal received from the pool of underlying mortgages, including prepayments, is first returned to investors holding the shortest maturity class. Investors holding the longer maturity classes receive principal only after the first class has been retired. An investor is partially guarded against a sooner than desired return of principal because of the sequential payments.

         In a typical CMO transaction, a corporation ("issuer") issues multiple series (e.g., A, B, C, Z) of CMO bonds ("Bonds"). Proceeds of the Bond offering are used to purchase mortgages or mortgage pass-through certificates ("Collateral"). The Collateral is pledged to a third party trustee as security for the Bonds. Principal and interest payments from the Collateral are used to pay principal on the Bonds in the order A, B, C, Z. The Series A, B, and C Bonds all bear current interest. Interest on Series Z Bond is accrued and added to principal and a like amount is paid as principal on the Series A, B, or C Bond currently being paid off. When the Series A, B, and C Bonds are paid in full, interest and principal on the Series Z Bond begins to be paid currently. With some CMOs, the issuer serves as a conduit to allow loan originators (primarily builders or savings and loan associations) to borrow against their loan portfolios.

         CMOs that are issued or guaranteed by the U.S. government or by any of its agencies or instrumentalities will be considered U.S. government securities by the Funds, while other CMOs, even if collateralized by U.S. government securities, will have the same status as other privately issued securities for purposes of applying the Fund's diversification tests.

         FHLMC CMOs. FHLMC CMOs are debt obligations of FHLMC issued in multiple classes having different maturity dates which are secured by the pledge of a pool of conventional mortgage loans purchased by FHLMC. Unlike FHLMC Participation Certificates ("PCs"), payments of principal and interest on the CMOs are made semiannually, as opposed to monthly. The amount of principal payable on each semiannual payment date is determined in accordance with FHLMC's mandatory sinking fund schedule, which, in turn, is equal to approximately 100% of FHA prepayment experience applied to the mortgage collateral pool. All sinking fund payments in the CMOs are allocated to the retirement of the individual classes of bonds in the order of their stated maturities. Payment of principal on the mortgage loans in the collateral pool in excess of the amount of FHLMC's minimum sinking fund obligation for any payment date are paid to the holders of the CMOs as additional sinking fund payments. Because of the "pass-through" nature of all principal payments received on the collateral pool in excess of FHLMC's minimum sinking fund requirement, the rate at which principal of the CMOs is actually repaid is likely to be such that each class of bonds will be retired in advance of its scheduled maturity date.

         If collection of principal (including prepayments) on the mortgage loans during any semiannual payment period is not sufficient to meet FHLMC's minimum sinking fund obligation on the next sinking fund payment date, FHLMC agrees to make up the deficiency from its general funds.

         Risks of Mortgage-Related Securities. Investment in mortgage-backed securities poses several risks, including prepayment, market, and credit risk. Prepayment risk reflects the risk that borrowers may prepay their mortgages faster than expected, thereby affecting the investment's average life and perhaps its yield. Whether or not a mortgage loan is prepaid is almost entirely controlled by the borrower. Borrowers are most likely to exercise prepayment options at the time when it is least advantageous to investors, generally prepaying mortgages as interest rates fall, and slowing payments as interest rates rise. Besides the effect of prevailing interest rates, the rate of prepayment and refinancing of mortgages may also be affected by home value appreciation, ease of the refinancing process and local economic conditions.

         Market risk reflects the risk that the price of the security may fluctuate over time. The price of mortgage-backed securities may be particularly sensitive to prevailing interest rates, the length of time the security is expected to be outstanding, and the liquidity of the issue. In a period of unstable interest rates, there may be decreased demand for certain types of mortgage-backed securities, and the Fund invested in such securities wishing to sell them may find it difficult to find a buyer, which may in turn decrease the price at which they may be sold.

         Credit risk reflects the risk that the Fund may not receive all or part of its principal because the issuer or credit enhancer has defaulted on its obligations. Obligations issued by U.S. government-related entities are guaranteed as to the payment of principal and interest, but are not backed by the full faith and credit of the U.S. government. The performance of private label mortgage-backed securities, issued by private institutions, is based on the financial health of those institutions. With respect to GNMA certificates, although GNMA guarantees timely payment even if homeowners delay or default, tracking the "pass-through" payments may, at times, be difficult.

         BANK INSTRUMENTS. AIM Money Market Fund, AIM Short Term Bond Fund and AIM Total Return Bond Fund may invest in certificates of deposits, time deposits, and bankers' acceptances from U.S. or foreign banks. A bankers' acceptance is a bill of exchange or time draft drawn on and accepted by a commercial bank. A certificate of deposit is a negotiable interest-bearing instrument with a specific maturity. Certificates of deposit are issued by banks and savings and loan institutions in exchange for the deposit of funds, and normally can be traded in the secondary market prior to maturity. A time deposit is a non-negotiable receipt issued by a bank in exchange for the deposit of funds. Like a certificate of deposit, it earns a specified rate of interest over a definite period of time; however, it cannot be traded in the secondary market.

         AIM Money Market Fund may invest in certificates of deposit ("Eurodollar CDs") and time deposits ("Eurodollar time deposits") of foreign branches of domestic banks. Accordingly, an investment in the Fund may involve risks that are different in some respects from those incurred by an investment company which invests only in debt obligations of U.S. domestic issuers. Such risks include future political and economic developments, the possible seizure or nationalization of foreign deposits and the possible imposition of foreign country withholding taxes on interest income.

         COMMERCIAL INSTRUMENTS. AIM Money Market Fund intends to invest in commercial instruments, including commercial paper, master notes and other short-term corporate instruments, that are denominated in U.S. dollars. Commercial paper consists of short-term promissory notes issued by corporations. Commercial paper may be traded in the secondary market after its issuance. Master notes are demand notes that permit the investment of fluctuating amounts of money at varying rates of interest pursuant to arrangements with issuers who meet the quality criteria of the Fund. The interest rate on a master note may fluctuate based upon changes in specified interest rates or be reset periodically according to a prescribed formula or may be a set rate. Although there is no secondary market in master demand notes, if such notes have a demand feature, the payee may demand payment of the principal amount of the note upon relatively short notice.

         PARTICIPATION INTERESTS. AIM Money Market Fund may purchase participations in corporate loans. Participation interests generally will be acquired from a commercial bank or other financial institution (a "Lender") or from other holders of a participation interest (a "Participant"). The purchase of a participation interest either from a Lender or a Participant will not result in any direct contractual relationship with the borrowing company ("the Borrower"). The Fund generally will have no right to enforce compliance by the Borrower with the terms of the credit agreement. Instead, the Fund will be required to rely on the Lender or the Participant that sold the participation interest both for the enforcement of the Fund's rights against the Borrower and for the receipt and processing of payments due to the Fund under the loans. Under the terms of a participation interest, the Fund may be regarded as a member of the participant and thus the Fund is subject to the credit risk of both the Borrower and a Participant. Participation interests are generally subject to restrictions on resale. The Fund considers participation interests to be illiquid and therefore subject to the Fund's percentage limitation for investments in illiquid securities.

         MUNICIPAL SECURITIES. "Municipal Securities" include debt obligations of states, territories or possessions of the United States and the District of Columbia and their political subdivisions, agencies and instrumentalities, issued to obtain funds for various public purposes, including the construction of a wide range of public facilities such as airports, bridges, highways, housing, hospitals, mass transportation, schools, streets and water and sewer works.

         Other public purposes for which Municipal Securities may be issued include the refunding of outstanding obligations, obtaining funds for general operating expenses and lending such funds to other public institutions and facilities. In addition, certain types of industrial development bonds are issued by or on behalf of public authorities to obtain funds to provide for the construction, equipment, repair or improvement of privately operated housing facilities, airport, mass transit, industrial, port or parking facilities, air or water pollution control facilities and certain local facilities for water supply, gas, electricity or sewage or solid waste disposal. The principal and interest payments for industrial development bonds or pollution control bonds are often the sole responsibility of the industrial user and therefore may not be backed by the taxing power of the issuing municipality. The interest paid on such bonds may be exempt from federal income tax, although current federal tax laws place substantial limitations on the purposes and size of such issues. Such obligations are considered to be Municipal Securities provided that the interest paid thereon, in the opinion of bond counsel, qualifies as exempt from federal income tax. However, interest on Municipal Securities may give rise to a federal alternative minimum tax liability and may have other collateral federal income tax consequences. See "Dividends, Distributions and Tax Matters - Tax Matters."

         The two major classifications of Municipal Securities are bonds and notes. Bonds may be further classified as "general obligation" or "revenue" issues. General obligation bonds are secured by the issuer's pledge of its full faith, credit and taxing power for the payment of principal and interest. Revenue bonds are payable from the revenues derived from a particular facility or class of facilities, and in some cases, from the proceeds of a special excise or other specific revenue source, but not from the general taxing power. Tax-exempt industrial development bonds are in most cases revenue bonds and do not generally carry the pledge of the credit of the issuing municipality. Notes are short-term instruments which usually mature in less than two years. Most notes are general obligations of the issuing municipalities or agencies and are sold in anticipation of a bond sale, collection of taxes or receipt of other revenues. There are, of course, variations in the risks associated with Municipal Securities, both within a particular classification and between classifications. The Funds' assets may consist of any combination of general obligation bonds, revenue bonds, industrial revenue bonds and notes. The percentage of such Municipal Securities held by a Fund will vary from time to time.

         Municipal Securities also include the following securities:

               o Bond Anticipation Notes usually are general obligations of state and local governmental issuers which are sold to obtain interim financing for projects that will eventually be funded through the sale of long-term debt obligations or bonds.

               o Tax Anticipation Notes are issued by state and local governments to finance the current operations of such governments. Repayment is generally to be derived from specific future tax revenues. Tax anticipation notes are usually general obligations of the issuer.

               o Revenue Anticipation Notes are issued by governments or governmental bodies with the expectation that future revenues from a designated source will be used to repay the notes. In general, they also constitute general obligations of the issuer.

               o Tax-Exempt Commercial Paper (Municipal Paper) is similar to taxable commercial paper, except that tax-exempt commercial paper is issued by states, municipalities and their agencies.

         The Funds also may purchase participation interests or custodial receipts from financial institutions. These participation interests give the purchaser an undivided interest in one or more underlying Municipal Securities.

         Subsequent to its purchase by a Fund, an issue of Municipal Securities may cease to be rated by Moody's Investors Service, Inc. ("Moody's") or Standard and Poor's Ratings Services ("S&P"), or another nationally recognized statistical rating organization ("NRSRO"), or the rating of such a security may be reduced below the minimum rating required for purchase by a Fund. Neither event would require a Fund to dispose of the security, but AIM will consider such events to be relevant in determining whether the Fund should continue to hold the security. To the extent that the ratings applied by Moody's, S&P or another NRSRO to Municipal Securities may change as a result of changes in these rating systems, a Fund will attempt to use comparable ratings as standards for its investments in Municipal Securities in accordance with the investment policies described herein.

         Quality Standards. The following quality standards apply at the time a security is purchased. Information concerning the ratings criteria of Moody's, S&P, and Fitch Investors Service, Inc. ("Fitch") appears herein under "Appendix A - Ratings of Debt Securities".

         At least 80% of AIM Municipal Bond Fund's total assets will be invested in municipal securities rated within the four highest ratings for municipal obligations by Moody's (Aaa, Aa, A, or Baa), S&P (AAA, AA, A, or BBB), or have received a comparable rating from another NRSRO. The Fund may invest up to 20% of its total assets in municipal securities that are rated below Baa/BBB (or a comparable rating of any other NRSRO) or that are unrated. For purposes of the foregoing percentage limitations, municipal securities (i) which have been collateralized with U.S. Government obligations held in escrow until the municipal securities' scheduled redemption date or final maturity, but (ii) which have not been rated by a NRSRO subsequent to the date of escrow collateralization, will be treated by the Fund as the equivalent of Aaa/AAA rated securities.

         Since the Fund invests in securities backed by insurance companies and other financial institutions, changes in the financial condition of these institutions could cause losses to the Fund and affect its share price.

         The Fund may invest in securities which are insured by financial insurance companies. Since a limited number of entities provide such insurance, the Fund may invest more than 25% of its assets in securities insured by the same insurance company.

         Other Considerations. The ability of the Fund to achieve its investment objective depends upon the continuing ability of the issuers or guarantors of Municipal Securities held by the Fund to meet their obligations for the payment of interest and principal when due. The securities in which the Fund invests may not yield as high a level of current income as longer term or lower grade securities, which generally have less liquidity and greater fluctuation in value.

         There is a risk that some or all of the interest received by the Fund from Municipal Securities might become taxable as a result of tax law changes or determinations of the Internal Revenue Service ("IRS").

         The yields on Municipal Securities are dependent on a variety of factors, including general economic and monetary conditions, money market factors, conditions of the Municipal Securities market, size of a particular offering, and maturity and rating of the obligation. Generally, the yield realized by a Fund's shareholders will be the yield realized by the Fund on its investments, reduced by the general expenses of the Fund and the Trust. The market values of the Municipal Securities held by the Fund will be affected by changes in the yields available on similar securities. If yields increase following the purchase of a Municipal Security, the market value of such Municipal Security will generally decrease. Conversely, if yields decrease, the market value of a Municipal Security will generally increase.

         INVESTMENT GRADE CORPORATE DEBT OBLIGATIONS. Each Fund (except AIM Limited Maturity Treasury Fund) may invest in U.S. dollar-denominated debt obligations issued or guaranteed by U.S. corporations or U.S. commercial banks, U.S. dollar-denominated obligations of foreign issuers and debt obligations of foreign issuers denominated in foreign currencies. Such debt obligations include, among others, bonds, notes, debentures and variable rate demand notes. In choosing corporate debt securities on behalf of a Fund, its investment adviser may consider (i) general economic and financial conditions; (ii) the specific issuer's (a) business and management, (b) cash flow, (c) earnings coverage of interest and dividends, (d) ability to operate under adverse economic conditions, (e) fair market value of assets, and (f) in the case of foreign issuers, unique political, economic or social conditions applicable to such issuer's country; and, (iii) other considerations deemed appropriate.

         A portion of each Fund's assets may be held in cash and high quality, short-term money market instruments such as certificates of deposit, commercial paper, bankers' acceptances, short-term U.S. Government obligations, taxable municipal securities, master notes, and repurchase agreements, pending investment in portfolio securities, to meet anticipated short-term cash needs such as dividend payments or redemptions of shares, or for temporary defensive purposes. The Funds, other than AIM High Yield Fund, will purchase only investment grade corporate debt securities.

         JUNK BONDS. Junk bonds are lower-rated or non-rated debt securities. Junk bonds are considered speculative with respect to their capacity to pay interest and repay principal in accordance with the terms of the obligation. While generally providing greater income and opportunity for gain, non-investment grade debt securities are subject to greater risks than higher-rated securities.

         Companies that issue junk bonds are often highly leveraged, and may not have more traditional methods of financing available to them. During an economic downturn or recession, highly leveraged issuers of high yield securities may experience financial stress, and may not have sufficient revenues to meet their interest payment obligations. Economic downturns tend to disrupt the market for junk bonds, lowering their values, and increasing their price volatility. The risk of issuer default is higher with respect to junk bonds because such issues are generally unsecured and are often subordinated to other creditors of the issuer.

         The credit rating of a junk bond does not necessarily address its market value risk, and ratings may from time to time change to reflect developments regarding the issuer's financial condition. The lower the rating of a junk bond, the more speculative its characteristics.

         AIM High Yield Fund may have difficulty selling certain junk bonds because they may have a thin trading market. The lack of a liquid secondary market may have an adverse effect on the market price and a Fund's ability to dispose of particular issues and may also make it more difficult for each Fund to obtain accurate market quotations of valuing these assets. In the event a Fund experiences an unexpected level of net redemptions, the Fund could be forced to sell its junk bonds at an unfavorable price. Prices of junk bonds have been found to be less sensitive to fluctuations in interest rates, and more sensitive to adverse economic changes and individual corporate developments than those of higher-rated debt securities.

         LIQUID ASSETS. Cash equivalents include money market instruments (such as certificates of deposit, time deposits, bankers' acceptances from U.S. or foreign banks, and repurchase agreements), shares of affiliated money market funds or high-quality debt obligations (such as U.S. Government obligations, commercial paper, master notes and other short-term corporate instruments and municipal obligations).

         Descriptions of debt securities ratings are found in Appendix A.

Other Investments

         REAL ESTATE INVESTMENT TRUSTS ("REITS"). REITs are trusts that sell equity or debt securities to investors and use the proceeds to invest in real estate or interests therein. A REIT may focus on particular projects, such as apartment complexes, or geographic regions, such as the southeastern United States, or both.


         To the extent consistent with their respective investment objectives and policies, each Fund (except AIM Global Real Estate Fund and AIM Real Estate
Fund) may invest up to 15% of its total assets in equity and/or debt securities issued by REITs. AIM Global Real Estate Fund and AIM Real Estate Fund may invest all of its total assets in equity (common stock, preferred stock, convertible securities) and/or debt securities issued by REITS.


         To the extent that a Fund has the ability to invest in REITs, the Fund could conceivably own real estate directly as a result of a default on the securities it owns. A Fund, therefore, may be subject to certain risks associated with the direct ownership of real estate including difficulties in valuing and trading real estate, declines in the value of real estate, risks related to general and local economic conditions, adverse changes in the climate for real estate, environmental liability risks, increases in property taxes and operating expenses, changes in zoning laws, casualty or condemnation losses, limitations on rents, changes in neighborhood values, the appeal of properties to tenants, and increases in interest rates.

         In addition to the risks described above, equity REITs may be affected by any changes in the value of the underlying property owned by the trusts, while mortgage REITs may be affected by the quality of any credit extended. Equity and mortgage REITs are dependent upon management skill, are not diversified, and are therefore subject to the risk of financing single or a limited number of projects. Such trusts are also subject to heavy cash flow dependency, defaults by borrowers, self-liquidation, and the possibility of failing to maintain an exemption from the 1940 Act. Changes in interest rates may also affect the value of debt securities held by a Fund. By investing in REITs indirectly through a Fund, a shareholder will bear not only his/her proportionate share of the expenses of the Fund, but also, indirectly, similar expenses of the REITs.

         OTHER INVESTMENT COMPANIES. With respect to a Fund's purchase of shares of another investment company, including Affiliated Money Market Funds (defined below), the Fund will indirectly bear its proportionate share of the advisory fees and other operating expenses of such investment company. The Funds have obtained an exemptive order from the SEC allowing them to invest in money market funds that have AIM or an affiliate of AIM as an investment advisor (the "Affiliated Money Market Funds"), provided that investments in Affiliated Money Market Funds do not exceed 25% of the total assets of the investing Fund.

         The following restrictions apply to investments in other investment companies other than Affiliated Money Market Funds: (i) a Fund may not purchase more than 3% of the total outstanding voting stock of another investment company; (ii) a Fund may not invest more than 5% of its total assets in securities issued by another investment company; and (iii) a Fund may not invest more than 10% of its total assets in securities issued by other investment companies.

         DEFAULTED SECURITIES. AIM High Yield Fund may invest in defaulted securities. In order to enforce its rights in defaulted securities, the Fund may be required to participate in various legal proceedings or take possession of and manage assets securing the issuer's obligations on the defaulted securities. This could increase the Fund's operating expenses and adversely affect its net asset value. Any investments by the Fund in defaulted securities will also be considered illiquid securities subject to the limitations described herein, unless AIM determines that such defaulted securities are liquid under guidelines adopted by the Board.

         VARIABLE OR FLOATING RATE INSTRUMENTS. A Fund may invest in securities which have variable or floating interest rates which are readjusted on set dates (such as the last day of the month or calendar quarter) in the case of variable rates or whenever a specified interest rate change occurs in the case of a floating rate instrument. Variable or floating interest rates generally reduce changes in the market price of securities from their original purchase price because, upon readjustment, such rates approximate market rates. Accordingly, as interest rates decrease or increase, the potential for capital appreciation or depreciation is less for variable or floating rate securities than for fixed rate obligations. Many securities with variable or floating interest rates purchased by a Fund are subject to payment of principal and accrued interest (usually within seven days) on the Fund's demand. The terms of such demand instruments require payment of principal and accrued interest by the issuer, a guarantor, and/or a liquidity provider. All variable or floating rate instruments will meet the applicable quality standards of a Fund. AIM will monitor the pricing, quality and liquidity of the variable or floating rate securities held by the Funds.

         ZERO-COUPON AND PAY-IN-KIND SECURITIES. A Fund may invest in zero-coupon or pay-in-kind securities. These securities are debt securities that do not make regular cash interest payments. Zero-coupon securities are sold at a deep discount to their face value. Pay-in-kind securities pay interest through the issuance of additional securities. Because zero-coupon and pay-in-kind securities do not pay current cash income, the price of these securities can be volatile when interest rates fluctuate. While these securities do not pay current cash income, federal tax law requires the holders of zero-coupon and pay-in-kind securities to include in income each year the portion of the original issue discount (or deemed discount) and other non-cash income on such securities accrued during that year. In order to qualify as a "regulated investment company" under the Internal Revenue Code of 1986, as amended (the "Code") and to avoid certain excise taxes, AIM Short Term Bond Fund and AIM Total Return Bond Fund may be required to distribute a portion of such discount and income, and may be required to dispose of other portfolio securities, which could occur during periods of adverse market prices, in order to generate sufficient cash to meet these distribution requirements.

Investment Techniques

         DELAYED DELIVERY TRANSACTIONS. Delayed delivery transactions, also referred to as forward commitments, involve commitments by a Fund to dealers or issuers to acquire or sell securities at a specified future date beyond the customary settlement for such securities. These commitments may fix the payment price and interest rate to be received or paid on the investment. A Fund may purchase securities on a delayed delivery basis to the extent it can anticipate having available cash on settlement date. Delayed delivery agreements will not be used as a speculative or leveraging technique.

         Investment in securities on a delayed delivery basis may increase a Fund's exposure to market fluctuation and may increase the possibility that the Fund will incur short-term gains subject to federal taxation or short-term losses if the Fund must engage in portfolio transactions in order to honor a delayed delivery commitment. Until the settlement date, a Fund will segregate liquid assets of a dollar value sufficient at all times to make payment for the delayed delivery transactions. Such segregated liquid assets will be marked-to-market daily, and the amount segregated will be increased if necessary to maintain adequate coverage of the delayed delivery commitments. No additional delayed delivery agreements or when-issued commitments (as described below) will be made by a Fund if, as a result, more than 25% of the Fund's total assets would become so committed.

         The delayed delivery securities, which will not begin to accrue interest or dividends until the settlement date, will be recorded as an asset of a Fund and will be subject to the risk of market fluctuation. The purchase price of the delayed delivery securities is a liability of a Fund until settlement. Absent extraordinary circumstances, a Fund will not sell or otherwise transfer the delayed delivery securities prior to settlement.

         A Fund may enter into buy/sell back transactions (a form of delayed delivery agreement). In a buy/sell back transaction, a Fund enters a trade to sell securities at one price and simultaneously enters a trade to buy the same securities at another price for settlement at a future date.

         WHEN-ISSUED SECURITIES. Purchasing securities on a "when-issued" basis means that the date for delivery of and payment for the securities is not fixed at the date of purchase, but is set after the securities are issued. The payment obligation and, if applicable, the interest rate that will be received on the securities are fixed at the time the buyer enters into the commitment. A Fund will only make commitments to purchase such securities with the intention of actually acquiring such securities, but the Fund may sell these securities before the settlement date if it is deemed advisable.

         Securities purchased on a when-issued basis and the securities held in a Fund's portfolio are subject to changes in market value based upon the public's perception of the creditworthiness of the issuer and, if applicable, changes in the level of interest rates. Therefore, if a Fund is to remain substantially fully invested at the same time that it has purchased securities on a when-issued basis, there will be a possibility that the market value of the Fund's assets will fluctuate to a greater degree. Furthermore, when the time comes for the Fund to meet its obligations under when-issued commitments, the Fund will do so by using then available cash flow, by sale of the segregated liquid assets, by sale of other securities or, although it would not normally expect to do so, by directing the sale of the when-issued securities themselves (which may have a market value greater or less than the Fund's payment obligation).

         Investment in securities on a when-issued basis may increase a Fund's exposure to market fluctuation and may increase the possibility that the Fund will incur short-term gains subject to federal taxation or short-term losses if the Fund must sell another security in order to honor a when-issued commitment. If a Fund purchases a when-issued security, the Fund will segregate liquid assets in an amount equal to the when-issued commitment. If the market value of such segregated assets declines, additional liquid assets will be segregated on a daily basis so that the market value of the segregated assets will equal the amount of the Fund's when-issued commitments. No additional delayed delivery agreements (as described above) or when-issued commitments will be made by a Fund if, as a result, more than 25% of the Fund's total assets would become so committed.

         SHORT SALES. In a short sale, a Fund does not immediately deliver the securities sold and does not receive the proceeds from the sale. A Fund is said to have a short position in the securities sold until it delivers the securities sold, at which time it receives the proceeds of the sale. A Fund will make a short sale, as a hedge, when it believes that the price of a security may decline, causing a decline in the value of a security owned by the Fund or a security convertible into or exchangeable for such security, or when the Fund does not want to sell the security it owns, because it wishes to defer recognition of gain or loss for federal income tax purposes. In such case, any future losses in a Fund's long position should be reduced by a gain in the short position. Conversely, any gain in the long position should be reduced by a loss in the short position. The extent to which such gains or losses are reduced will depend upon the amount of the security sold short relative to the amount a Fund owns, either directly or indirectly, and, in the case where the Fund owns convertible securities, changes in the conversion premium. In determining the number of shares to be sold short against a Fund's position in a convertible security, the anticipated fluctuation in the conversion premium is considered. A Fund may also make short sales to generate additional income from the investment of the cash proceeds of short sales.

         A Fund will only make short sales "against the box," meaning that at all times when a short position is open, the Fund owns an equal amount of such securities or securities convertible into or exchangeable, without payment of any further consideration, for securities of the same issue as, and in an amount equal to, the securities sold short. To secure its obligation to deliver the securities sold short, a Fund will segregate with its custodian an equal amount to the securities sold short or securities convertible into or exchangeable for such securities. Each Fund (except for AIM Limited Maturity Treasury Fund and AIM Money Market Fund) may pledge no more than 10% of its total assets as collateral for short sales against the box.

         MARGIN TRANSACTIONS. None of the Funds will purchase any security on margin, except that each Fund may obtain such short-term credits as may be necessary for the clearance of purchases and sales of portfolio securities. The payment by a Fund of initial or variation margin in connection with futures or related options transactions will not be considered the purchase of a security on margin.


         SWAP AGREEMENTS. AIM Global Real Estate Fund, AIM Real Estate Fund, AIM Short Term Bond Fund and AIM Total Return Bond Fund may enter into interest rate, index and currency exchange rate swap agreements for purposes of attempting to obtain a particular desired return at a lower cost to the Fund than if it had invested directly in an instrument that yielded that desired return. Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than one year. In a standard "swap" transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or "swapped" between the parties are calculated with respect to a "notional amount," i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate, in a particular foreign currency, or in a "basket" of securities representing a particular index. Commonly used swap agreements include: (i) interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or "cap"; (ii) interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified level, or "floor"; and (iii) interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels.


         The "notional amount" of the swap agreement is only a fictitious basis on which to calculate the obligations which the parties to a swap agreement have agreed to exchange. Most swap agreements entered into by the Fund would calculate the obligations on a "net basis." Consequently, the Fund's obligations (or rights) under a swap agreement will generally be equal only to the net amount to be paid or received under the agreement based on the relative values of the positions held by each party to the agreement (the "net amount"). Obligations under a swap agreement will be accrued daily (offset against amounts owing to the Fund) and any accrued but unpaid net amounts owed to a swap counterparty will be covered by segregating liquid assets, to avoid any potential leveraging of the Fund. The Fund will not enter into a swap agreement with any single party if the net amount owed to or to be received under existing contracts with that party would exceed 5% of the Fund's total assets. For a discussion of the tax considerations relating to swap agreements, see "Dividends, Distributions and Tax Matters - Swap Agreements."

         INTERFUND LOANS. Each Fund may lend uninvested cash up to 15% of its net assets to other funds advised by AIM (the "AIM Funds") and each Fund may borrow from other AIM Funds to the extent permitted under such Fund's investment restrictions. During temporary or emergency periods, the percentage of a Fund's net assets that may be loaned to other AIM Funds may be increased as permitted by the SEC. If any interfund borrowings are outstanding, the Fund cannot make any additional investments. If a Fund has borrowed from other AIM Funds and has aggregate borrowings from all sources that exceed 10% of such Fund's total assets, such Fund will secure all of its loans from other AIM Funds. The ability of the Funds to lend its securities to other AIM Funds is subject to certain other terms and conditions.

         BORROWING. The Funds may borrow money to a limited extent for temporary or emergency purposes. If there are unusually heavy redemptions because of changes in interest rates or for any other reason, a Fund may have to sell a portion of its investment portfolio at a time when it may be disadvantageous to do so. Selling fund securities under these circumstances may result in a lower net asset value per share or decreased dividend income, or both. The Trust believes that, in the event of abnormally heavy redemption requests, a Fund's borrowing ability would help to mitigate any such effects and could make the forced sale of their portfolio securities less likely.

         LENDING PORTFOLIO SECURITIES. The Funds may each lend their portfolio securities (principally to broker-dealers) where such loans are callable at any time and are continuously secured by segregated collateral equal to no less than the market value, determined daily, of the loaned securities. Such collateral will be cash, letters of credit, or debt securities issued or guaranteed by the U.S. Government or any of its agencies. Each Fund may lend portfolio securities to the extent of one-third of its total assets.

         The Funds would continue to receive the income on loaned securities and would, at the same time, earn interest on the loan collateral or on the investment of any cash collateral. A Fund will not have the right to vote securities while they are lent, but it can call a loan in anticipation of an important vote. Any cash collateral pursuant to these loans would be invested in short-term money market instruments or Affiliated Money Market Funds. Lending securities entails a risk of loss to the Funds if and to the extent that the market value of the securities loaned increases and the collateral is not increased accordingly or in the event of default by the borrower. The Fund could also experience delays and costs in gaining access to the collateral.

         REPURCHASE AGREEMENTS. Repurchase agreements are agreements under which a Fund acquires ownership of a security from a broker-dealer or bank that agrees to repurchase the security at a mutually agreed upon time and price (which is higher than the purchase price), thereby determining the yield during a Fund's holding period. A Fund may, however, enter into a "continuing contract" or "open" repurchase agreement under which the seller is under a continuing obligation to repurchase the underlying obligation from the Fund on demand and the effective interest rate is negotiated on a daily basis. Each of the Funds may engage in repurchase agreement transactions involving the types of securities in which it is permitted to invest.

         If the seller of a repurchase agreement fails to repurchase the security in accordance with the terms of the agreement, a Fund might incur expenses in enforcing its rights, and could experience losses, including a decline in the value of the underlying security and loss of income. The securities underlying a repurchase agreement will be marked-to-market every business day so that the value of such securities is at least equal to the investment value of the repurchase agreement, including any accrued interest thereon.

         The Funds may invest their cash balances in joint accounts with other AIM Funds for the purpose of investing in repurchase agreements with maturities not to exceed 60 days, and in certain other money market instruments with remaining maturities not to exceed 90 days. Repurchase agreements are considered loans by a Fund under the 1940 Act.

         AIM Limited Maturity Treasury Fund's investment policies permit it to invest in repurchase agreements with banks and broker-dealers pertaining to U.S. Treasury obligations. However, in order to maximize the Fund's dividends which are exempt from state income taxation, as a matter of operating policy, the Fund does not currently invest in repurchase agreements.

         REVERSE REPURCHASE AGREEMENTS. Reverse repurchase agreements are agreements that involve the sale of securities held by a Fund to financial institutions such as banks and broker-dealers, with an agreement that the Fund will repurchase the securities at an agreed upon price and date. A Fund may employ reverse repurchase agreements (i) for temporary emergency purposes, such as to meet unanticipated net redemptions so as to avoid liquidating other portfolio securities during unfavorable market conditions; (ii) to cover short-term cash requirements resulting from the timing of trade settlements (except AIM Limited Maturity Treasury Fund); or (iii) to take advantage of market situations where the interest income to be earned from the investment of the proceeds of the transaction is greater than the interest expense of the transaction. At the time it enters into a reverse repurchase agreement, a Fund will segregate liquid assets (U.S. Treasury obligations in the case of AIM Limited Maturity Treasury Fund) having a dollar value equal to the repurchase price, and will subsequently continually monitor the account to ensure that such equivalent value is maintained at all times. Reverse repurchase agreements involve the risk that the market value of securities to be purchased by the Fund may decline below the price at which it is obligated to repurchase the securities, or that the other party may default on its obligation, so that the Fund is delayed or prevented from completing the transaction. Reverse repurchase agreements are considered borrowings by a Fund under the 1940 Act.

         DOLLAR ROLLS. AIM Short Term Bond Fund and AIM Total Return Bond Fund may engage in dollar roll transactions with respect to mortgage securities issued by GNMA, FNMA and FHLMC. A dollar roll involves the sale of a security, with an agreement to repurchase a substantially similar (i.e., same type, coupon and maturity) security at an agreed upon price and date. The mortgage securities that are purchased will bear the same interest rate as those sold, but will generally be collateralized by different pools of mortgages with different prepayment histories. During the period between the sale and repurchase, a Fund will not be entitled to receive interest and principal payments on the securities sold. Proceeds of the sale will be invested in short-term instruments, and the income from these investments, together with any additional fee income received on the sale, could generate income for a Fund exceeding the yield on the sold security.

         Dollar roll transactions involve the risk that the market value of the securities retained by the Fund may decline below the price of the securities that the Fund has sold but is obligated to repurchase under the agreement. In the event the buyer of securities under a dollar roll transaction files for bankruptcy or becomes insolvent, the Fund's use of the proceeds from the sale of the securities may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the Fund's obligation to repurchase the securities. At the time a Fund enters into a dollar roll, it will segregate liquid assets having a dollar value equal to the repurchase price, and will monitor the account to ensure that such equivalent value is maintained. The Funds typically enter into dollar roll transactions on mortgage securities to enhance their return either on an income or total return basis or to manage pre-payment risk. Dollar rolls are considered borrowings by a Fund under the 1940 Act.

         ILLIQUID SECURITIES. Illiquid securities are securities that cannot be disposed of within seven days in the normal course of business at the price at which they are valued. Illiquid securities may include securities that are subject to restrictions on resale because they have not been registered under the

Securities Act of 1933, as amended, (the "1933 Act"). Restricted securities may, in certain circumstances, be resold pursuant to Rule 144A under the 1933 Act and thus may or may not constitute illiquid securities.

         Each Fund (except AIM Money Market Fund) may invest up to 15% of its net assets in securities that are illiquid. AIM Money Market Fund may invest up to 10% of its net assets in securities that are illiquid, including repurchase agreements with remaining maturities in excess of seven (7) days. Limitations on the resale of restricted securities may have an adverse effect on their marketability, which may prevent a Fund from disposing of them promptly at reasonable prices. A Fund may have to bear the expense of registering such securities for resale, and the risk of substantial delays in effecting such registrations.

         RULE 144A SECURITIES. Rule 144A securities are securities which, while privately placed, are eligible for purchase and resale pursuant to Rule 144A under the 1933 Act. This Rule permits certain qualified institutional buyers, such as the Funds, to trade in privately placed securities even though such securities are not registered under the 1933 Act. AIM, under the supervision of the Board , will consider whether securities purchased under Rule 144A are illiquid and thus subject to the Funds' restriction on investment in illiquid securities. Determination of whether a Rule 144A security is liquid or not is a question of fact. In making this determination AIM will consider the trading markets for the specific security taking into account the unregistered nature of a Rule 144A security. In addition, AIM could consider the (i) frequency of trades and quotes; (ii) number of dealers and potential purchasers; (iii) dealer undertakings to make a market; and (iv) nature of the security and of market place trades (for example, the time needed to dispose of the security, the method of soliciting offers and the mechanics of transfer). AIM will also monitor the liquidity of Rule 144A securities and, if as a result of changed conditions, AIM determines that a Rule 144A security is no longer liquid, AIM will review a Fund's holdings of illiquid securities to determine what, if any, action is required to assure that such Fund complies with its restriction on investment in illiquid securities. Investing in Rule 144A securities could increase the amount of each Fund's investments in illiquid securities if qualified institutional buyers are unwilling to purchase such securities.

         UNSEASONED ISSUERS. Investments in the equity securities of companies having less than three years' continuous operations (including operations of any predecessor) involve more risk than investments in the securities of more established companies because unseasoned issuers have only a brief operating history and may have more limited markets and financial resources. As a result, securities of unseasoned issuers tend to be more volatile than securities of more established companies.

         SALE OF MONEY MARKET SECURITIES. AIM Money Market Fund does not seek profits through short-term trading and will generally hold portfolio securities to maturity. However, AIM may seek to enhance the yield of the Fund by taking advantage of yield disparities that occur in the money markets. For example, market conditions frequently result in similar securities trading at different prices. AIM may dispose of any portfolio security prior to its maturity if such disposition and reinvestment of proceeds are expected to enhance yield consistent with AIM's judgment as to desirable portfolio maturity structure. AIM may also dispose of any portfolio security prior to maturity to meet redemption requests, and as a result of a revised credit evaluation of the issuer or other circumstances or considerations. The Fund's policy of investing in securities with maturities of 397 days or less will result in high portfolio turnover. Since brokerage commissions are not normally paid on investments of the type made by the Fund, the high turnover should not adversely affect the Fund's net income.

Derivatives


         AIM Global Real Estate Fund, AIM High Yield Fund, AIM Real Estate Fund, AIM Short Term Bond Fund and AIM Total Return Bond Fund may each invest in forward currency contracts (except for AIM Short Term Bond Fund), futures contracts, options on securities, options on indices, options on currencies, and options on futures contracts to attempt to hedge against the overall level of investment and currency risk normally associated with each Fund's investments. AIM Global Real Estate Fund and AIM Real Estate Fund may also invest in equity-linked derivative products designed to replicate the composition and performance of particular indices. AIM High Yield Fund may also invest in fixed-rate certificates ("TRAINS") that represent fractional undivided interests in the assets of a Targeted Return Index Securities Trust. These instruments are often referred to as "derivatives," which may be defined as financial instruments whose performance is derived, at least in part, from the performance of another asset (such as a security, currency or an index of securities).

         AIM Limited Maturity Treasury Fund and AIM Money Market Fund may not invest in puts, calls, straddles, spreads or any combination thereof.

         EQUITY-LINKED DERIVATIVES. Equity-Linked Derivatives are interests in a securities portfolio designed to replicate the composition and performance of a particular index. Equity-Linked Derivatives are exchange traded. The performance results of Equity-Linked Derivatives will not replicate exactly the performance of the pertinent index due to transaction and other expenses, including fees to service providers, borne by the Equity-Linked Derivatives. Examples of such products include S&P Depositary Receipts ("SPDRs"), World Equity Benchmark Series ("WEBs"), NASDAQ 100 tracking shares ("QQQs"), Dow Jones Industrial Average Instruments ("DIAMONDS") and Optimised Portfolios As Listed Securities ("OPALS"). Investments in Equity-Linked Derivatives involve the same risks associated with a direct investment in the types of securities included in the indices such products are designed to track. There can be no assurance that the trading price of the Equity-Linked Derivatives will equal the underlying value of the basket of securities purchased to replicate a particular index or that such basket will replicate the index. Investments in Equity-Linked Derivatives may constitute investments in other investment companies and, therefore, a Fund may be subject to the same investment restrictions with Equity-Linked Derivatives as with other investment companies. See "Other Investment Companies."

         BUNDLED SECURITIES. In lieu of investing directly in securities appropriate for AIM High Yield Fund, the Fund may from time to time invest in trust certificates (such as TRAINS) or similar instruments representing a fractional undivided interest in an underlying pool of such appropriate securities. The Fund will be permitted at any time to exchange such certificates for the underlying securities evidenced by such certificates. To that extent, such certificates are generally subject to the same risks as the underlying securities. The Fund will examine the characteristics of the underlying securities for compliance with most investment criteria but will determine liquidity with reference to the certificates themselves. To the extent that such certificates involve interest rate swaps or other derivative devices, a Fund may invest in such certificates if the Fund is permitted to engage in interest rate swaps or other such derivative devices.

         PUT AND CALL OPTIONS. A call option gives the purchaser the right to buy the underlying security, contract or foreign currency at the stated exercise price at any time prior to the expiration of the option (or on a specified date if the option is a European style option), regardless of the market price or exchange rate of the security, contract or foreign currency, as the case may be at the time of exercise. If the purchaser exercises the call option, the writer of a call option is obligated to sell the underlying security, contract or foreign currency. A put option gives the purchaser the right to write (sell) the underlying security, contract or foreign currency at the stated exercise price at any time prior to the expiration date of the option (or on a specified date if the option is a European style option), regardless of the market price or exchange rate of the security, contract or foreign currency, as the case may be at the time of exercise. If the purchaser exercises the put option, the writer of a put option is obligated to buy the underlying security, contract or foreign currency. The premium paid to the writer is consideration for undertaking the obligations under the option contract. Until an option expires or is offset, the option is said to be "open." When an option expires or is offset, the option is said to be "closed."

         A Fund will not write (sell) options if, immediately after such sale, the aggregate value of securities or obligations underlying the outstanding options exceeds 20% of the Fund's total assets. A Fund will not purchase options if, at the time of the investment, the aggregate premiums paid for the options will exceed 5% of the Fund's total assets.

         Pursuant to federal securities rules and regulations, if a Fund writes options it may be required to set aside assets to reduce the risks associated with writing those options. This process is described in more detail below in the section "Cover."

         Writing Options. A Fund may write put and call options in an attempt to realize, through the receipt of premiums, a greater current return than would be realized on the underlying security, contract, or foreign currency alone. A Fund may only write a call option on a security if it owns an equal amount of such securities or securities convertible into, or exchangeable, without payment of further consideration, for securities of the same issue as, and equal in amount to, the securities subject to the call option. In return for the premium received for writing a call option, the Fund foregoes the opportunity for profit from a price increase in the underlying security, contract, or foreign currency above the exercise price so long as the option remains open, but retains the risk of loss should the price of the security, contract, or foreign currency decline.

         A Fund may write a put option without owning the underlying security if it covers the option as described below in the section "Cover." A Fund may only write a put option on a security as part of an investment strategy, and not for speculative purposes. In return for the premium received for writing a put option, the Fund assumes the risk that the price of the underlying security, contract, or foreign currency will decline below the exercise price, in which case the put would be exercised and the Fund would suffer a loss.

         If an option that a Fund has written expires, it will realize a gain in the amount of the premium; however, such gain may be offset by a decline in the market value of the underlying security, contract or currency during the option period. If the call option is exercised, a Fund will realize a gain or loss from the sale of the underlying security, contract or currency, which will be increased or offset by the premium received. A Fund would write a put option at an exercise price that, reduced by the premium received on the option, reflects the price it is willing to pay for the underlying security, contract or currency. The obligation imposed upon the writer of an option is terminated upon the expiration of the option, or such earlier time at which a Fund effects a closing purchase transaction by purchasing an option (put or call as the case may be) identical to that previously sold.

         Writing call options can serve as a limited hedge because declines in the value of the hedged investment would be offset to the extent of the premium received for writing the option. Closing transactions may be effected in order to realize a profit on an outstanding call option, to prevent an underlying security, contract or currency from being called or to permit the sale of the underlying security, contract or currency. Furthermore, effecting a closing transaction will permit a Fund to write another call option on the underlying security, contract or currency with either a different exercise price or expiration date, or both.

         Purchasing Options. A Fund may purchase a call option for the purpose of acquiring the underlying security, contract or currency for its portfolio. The Fund is not required to own the underlying security in order to purchase a call option, and may only cover this transaction with cash, liquid assets and/or short-term debt securities. Utilized in this fashion, the purchase of call options would enable a Fund to acquire the security, contract or currency at the exercise price of the call option plus the premium paid. So long as it holds such a call option, rather than the underlying security or currency itself, the Fund is partially protected from any unexpected increase in the market price of the underlying security, contract or currency. If the market price does not exceed the exercise price, the Fund could purchase the security on the open market and could allow the call option to expire, incurring a loss only to the extent of the premium paid for the option. The Funds may also purchase call options on underlying securities, contracts or currencies against which it has written other call options. For example, where a Fund has written a call option on an underlying security, rather than entering a closing transaction of the written option, it may purchase a call option with a different exercise strike and/or expiration date that would eliminate some or all of the risk associated with the written call. Used in combinations, these strategies are commonly referred to as "call spreads."

         A Fund may only purchase a put option on an underlying security, contract or currency ("protective put") owned by the Fund in order to protect against an anticipated decline in the value of the security, contract or currency. Such hedge protection is provided only during the life of the put option. The premium paid for the put option and any transaction costs would reduce any profit realized when the security, contract or currency is delivered upon the exercise of the put option. Conversely, if the underlying security, contract or currency does not decline in value, the option may expire worthless and the premium paid for the protective put would be lost. A Fund may also purchase put options on underlying securities, contracts or currencies against which it has written other put options. For example, where a Fund has written a put option on an underlying security, rather than entering a closing transaction of the written option, it may purchase a put option with a different exercise price and/or expiration date that would eliminate some or all of the risk associated with the written put. Used in combinations, these strategies are commonly referred to as "put spreads." Likewise, a Fund may write call options on underlying securities, contracts or currencies against which it has purchased protective put options. This strategy is commonly referred to as a "collar."

         Over-The-Counter Options. Options may be either listed on an exchange or traded in over-the-counter ("OTC") markets. Listed options are third-party contracts (i.e., performance of the obligations of the purchaser and seller is guaranteed by the exchange or clearing corporation) and have standardized strike prices and expiration dates. OTC options are two-party contracts with negotiated strike prices and expiration dates. A Fund will not purchase an OTC option unless it believes that daily valuations for such options are readily obtainable. OTC options differ from exchange-traded options in that OTC options are transacted with dealers directly and not through a clearing corporation (which guarantees performance). Consequently, there is a risk of non-performance by the dealer. Since no exchange is involved, OTC options are valued on the basis of an average of the last bid prices obtained from dealers, unless a quotation from only one dealer is available, in which case only that dealer's price will be used. In the case of OTC options, there can be no assurance that a liquid secondary market will exist for any particular option at any specific time. Because purchased OTC options in certain cases may be difficult to dispose of in a timely manner, the Fund may be required to treat some or all of these options (i.e., the market value) as illiquid securities. Although a Fund will enter into OTC options only with dealers that are expected to be capable of entering into closing transactions with it, there is no assurance that the Fund will in fact be able to close out an OTC option position at a favorable price prior to expiration. In the event of insolvency of the dealer, a Fund might be unable to close out an OTC option position at any time prior to its expiration.

         Index Options. Index options (or options on securities indices) are similar in many respects to options on securities, except that an index option gives the holder the right to receive, upon exercise, cash instead of securities, if the closing level of the securities index upon which the option is based is greater than, in the case of a call, or less than, in the case of a put, the exercise price of the option. The amount of cash is equal to the difference between the closing price of the index and the exercise price of the call or put times a specified multiple (the "multiplier"), which determines the total dollar value for each point of such difference.

         The risks of investment in index options may be greater than options on securities. Because index options are settled in cash, when a Fund writes a call on an index it cannot provide in advance for its potential settlement obligations by acquiring and holding the underlying securities. A Fund can offset some of the risk of writing a call index option position by holding a diversified portfolio of securities similar to those on which the underlying index is based. However, the Fund cannot, as a practical matter, acquire and hold a portfolio containing exactly the same securities as underlie the index and, as a result, bears a risk that the value of the securities held will not be perfectly correlated with the value of the index.

         Pursuant to federal securities rules and regulations, if a Fund writes index options it may be required to set aside assets to reduce the risks associated with writing those options. This process is described in more detail below in the section "Cover."

         STRADDLES. A Fund, for hedging purposes, may write straddles (combinations of put and call options on the same underlying security) to adjust the risk and return characteristics of the Fund's overall position. A possible combined position would involve writing a covered call option at one strike price and buying a call option at a lower price, in order to reduce the risk of the written covered call option in the event of a substantial price increase. Because combined options positions involve multiple trades, they result in higher transaction costs and may be more difficult to open and close out.

         WARRANTS. Warrants are, in effect, longer-term call options. They give the holder the right to purchase a given number of shares of a particular company at specified prices within certain periods of time. The purchaser of a warrant expects that the market price of the security will exceed the purchase price of the warrant plus the exercise price of the warrant, thus giving him a profit. Since the market price may never exceed the exercise price before the expiration date of the warrant, the purchaser of the warrant risks the loss of the entire purchase price of the warrant. Warrants generally trade in the open market and may be sold rather than exercised. Warrants are sometimes sold in unit form with other securities of an issuer. Units of warrants and common stock may be employed in financing young, unseasoned companies. The purchase price of a warrant varies with the exercise price of the warrant, the current market value of the underlying security, the life of the warrant and various other investment factors.

         FUTURES CONTRACTS AND OPTIONS ON FUTURES CONTRACTS. A Futures Contract is a two party agreement to buy or sell a specified amount of a specified security or currency (or delivery of a cash settlement price, in the case of an index future) for a specified price at a designated date, time and place (collectively, "Futures Contracts"). A stock index Futures Contract provides for the delivery, at a designated date, time and place, of an amount of cash equal to a specified dollar amount times the difference between the stock index value at the close of trading on the contract and the price agreed upon in the Futures Contract; no physical delivery of stocks comprising the index is made. Brokerage fees are incurred when a Futures Contract is bought or sold, and margin deposits must be maintained at all times when a Futures Contract is outstanding.

         A Fund will enter into Futures Contracts for hedging purposes only; that is, Futures Contracts will be sold to protect against a decline in the price of securities or currencies that the Fund owns, or Futures Contracts will be purchased to protect the Fund against an increase in the price of securities or currencies it has committed to purchase or expects to purchase. A Fund's hedging may include sales of Futures Contracts as an offset against the effect of expected increases in interest rates, and decreases in currency exchange rates and stock prices, and purchases of Futures Contracts as an offset against the effect of expected declines in interest rates, and increases in currency exchange rates or stock prices.

         The Funds currently may not invest in any security (including futures contracts or options thereon) that is secured by physical commodities.

         The Funds will only enter into Futures Contracts that are traded (either domestically or internationally) on futures exchanges and are standardized as to maturity date and underlying financial instrument. Futures exchanges and trading thereon in the United States are regulated under the Commodity Exchange Act and by the Commodity Futures Trading Commission ("CFTC"). Foreign futures exchanges and trading thereon are not regulated by the CFTC and are not subject to the same regulatory controls. For a further discussion of the risks associated with investments in foreign securities, see "Foreign Investments" in this Statement of Additional Information.

         Closing out an open Futures Contract is effected by entering into an offsetting Futures Contract for the same aggregate amount of the identical financial instrument or currency and the same delivery date. There can be no assurance, however, that a Fund will be able to enter into an offsetting transaction with respect to a particular Futures Contract at a particular time. If a Fund is not able to enter into an offsetting transaction, it will continue to be required to maintain the margin deposits on the Futures Contract.

         "Margin" with respect to Futures Contracts is the amount of funds that must be deposited by a Fund in order to initiate Futures Contracts trading and maintain its open positions in Futures Contracts. A margin deposit made when the Futures Contract is entered ("initial margin") is intended to ensure the

Fund's performance under the Futures Contract. The margin required for a particular Futures Contract is set by the exchange on which the Futures Contract is traded and may be significantly modified from time to time by the exchange during the term of the Futures Contract.

         Subsequent payments, called "variation margin," to and from the futures commission merchant through which a Fund entered into the Futures Contract will be made on a daily basis as the price of the underlying security, currency or index fluctuates making the Futures Contract more or less valuable, a process known as marking-to-market.

         If a Fund were unable to liquidate a Futures Contract or an option on a Futures Contract position due to the absence of a liquid secondary market or the imposition of price limits, it could incur substantial losses. The Fund would continue to be subject to market risk with respect to the position. In addition, except in the case of purchased options, the Fund would continue to be required to make daily variation margin payments and might be required to maintain the position being hedged by the Futures Contract or option or to maintain cash or securities in a segregated account.

         OPTIONS ON FUTURES CONTRACTS. Options on Futures Contracts are similar to options on securities or currencies except that options on Futures Contracts give the purchaser the right, in return for the premium paid, to assume a position in a Futures Contract (a long position if the option is a call and a short position if the option is a put) at a specified exercise price at any time during the period of the option. Upon exercise of the option, the delivery of the Futures Contract position by the writer of the option to the holder of the option will be accompanied by delivery of the accumulated balance in the writer's Futures Contract margin account. The Funds currently may not invest in any security (including futures contracts or options thereon) that is secured by physical commodities.

         LIMITATIONS ON FUTURES CONTRACTS AND OPTIONS ON FUTURES CONTRACTS AND ON CERTAIN OPTIONS ON CURRENCIES. To the extent that a Fund enters into Futures Contracts, options on Futures Contracts and options on foreign currencies traded on a CFTC-regulated exchange, in each case other than for bona fide hedging purposes (as defined by the CFTC), the aggregate initial margin and premiums required to establish those positions (excluding the amount by which options are "in-the-money") will not exceed 5% of the total assets of the Fund, after taking into account unrealized profits and unrealized losses on any contracts it has entered into. This guideline may be modified by the Board, without a shareholder vote. This limitation does not limit the percentage of the Fund's assets at risk to 5%.

         Pursuant to federal securities rules and regulations, a Fund's use of Futures Contracts and options on Futures Contracts may require that Fund to set aside assets to reduce the risks associated with using Futures Contracts and options on Futures Contracts. This process is described in more detail below in the section "Cover."

         FORWARD CURRENCY CONTRACTS. A forward currency contract is an obligation, usually arranged with a commercial bank or other currency dealer, to purchase or sell a currency against another currency at a future date and price as agreed upon by the parties. A Fund either may accept or make delivery of the currency at the maturity of the forward currency contract. A Fund may also, if its contra party agrees prior to maturity, enter into a closing transaction involving the purchase or sale of an offsetting contract. Forward currency contracts are traded over-the-counter, and not on organized commodities or securities exchanges. As a result, it may be more difficult to value such contracts, and it may be difficult to enter into closing transactions.

         Each of the Funds may engage in forward currency transactions in anticipation of, or to protect itself against, fluctuations in exchange rates. A Fund may enter into forward currency contracts with respect to a specific purchase or sale of a security, or with respect to its portfolio positions generally. When a Fund purchases a security denominated in a foreign currency for settlement in the near future, it may immediately purchase in the forward market the currency needed to pay for and settle the purchase. By entering into a forward currency contract with respect to the specific purchase or sale of a security denominated in a foreign currency, the Fund can secure an exchange rate between the trade and settlement dates for that purchase or sale transaction. This practice is sometimes referred to as

"transaction hedging." Position hedging is the purchase or sale of foreign currency with respect to portfolio security positions denominated or quoted in a foreign currency.

         The cost to a Fund of engaging in forward currency contracts varies with factors such as the currencies involved, the length of the contract period and the market conditions then prevailing. Because forward currency contracts are usually entered into on a principal basis, no fees or commissions are involved. The use of forward currency contracts does not eliminate fluctuations in the prices of the underlying securities a Fund owns or intends to acquire, but it does establish a rate of exchange in advance. In addition, while forward currency contract sales limit the risk of loss due to a decline in the value of the hedged currencies, they also limit any potential gain that might result should the value of the currencies increase.

         Pursuant to federal securities rules and regulations, a Fund's use of forward currency contracts may require that Fund to set aside assets to reduce the risks associated with using forward currency contracts. This process is described in more detail below in the section "Cover."

         COVER. Transactions using forward currency contracts, futures contracts and options (other than options purchased by a Fund) expose a Fund to an obligation to another party. A Fund will not enter into any such transactions unless, in addition to complying with all the restrictions noted in the disclosure above, it owns either (1) an offsetting ("covered") position in securities, currencies, or other options, forward currency contracts or futures contracts or (2) cash, liquid assets and/or short-term debt securities with a value sufficient at all times to cover its potential obligations not covered as provided in (1) above. Each Fund will comply with SEC guidelines regarding cover for these instruments and, if the guidelines so require, set aside cash or liquid securities. To the extent that a futures contract, forward currency contract or option is deemed to be illiquid, the assets used to "cover" the Fund's obligation will also be treated as illiquid for purposes of determining the Fund's maximum allowable investment in illiquid securities.

         Even though options purchased by the Funds do not expose the Funds to an obligation to another party, but rather provide the Funds with a right to exercise, the Funds intend to "cover" the cost of any such exercise. To the extent that a purchased option is deemed illiquid, the Fund will treat the market value of the option (i.e., the amount at risk to the Fund) as illiquid, but will not treat the assets used as cover on such transactions as illiquid.

         Assets used as cover cannot be sold while the position in the corresponding forward currency contract, futures contract or option is open, unless they are replaced with other appropriate assets. If a large portion of a Fund's assets is used for cover or otherwise set aside, it could affect portfolio management or the Fund's ability to meet redemption requests or other current obligations.

         GENERAL RISKS OF OPTIONS, FUTURES AND CURRENCY STRATEGIES. The use by the Funds of options, futures contracts and forward currency contracts involves special considerations and risks, as described below. Risks pertaining to particular strategies are described in the sections that follow.

         (1) Successful use of hedging transactions depends upon AIM's ability to correctly predict the direction of changes in the value of the applicable markets and securities, contracts and/or currencies. While AIM is experienced in the use of these instruments, there can be no assurance that any particular hedging strategy will succeed.

         (2) There might be imperfect correlation, or even no correlation, between the price movements of an instrument (such as an option contract) and the price movements of the investments being hedged. For example, if a "protective put" is used to hedge a potential decline in a security and the security does decline in price, the put option's increased value may not completely offset the loss in the underlying security. Such a lack of correlation might occur due to factors unrelated to the value of the investments being hedged, such as changing interest rates, market liquidity, and speculative or other pressures on the markets in which the hedging instrument is traded.

         (3) Hedging strategies, if successful, can reduce risk of loss by wholly or partially offsetting the negative effect of unfavorable price movements in the investments being hedged. However, hedging strategies can also reduce opportunity for gain by offsetting the positive effect of favorable price movements in the hedged investments.

         (4) There is no assurance that a liquid secondary market will exist for any particular option, futures contract or option thereon or forward currency contract at any particular time.

         (5) As described above, a Fund might be required to maintain assets as "cover," maintain segregated accounts or make margin payments when it takes positions in instruments involving obligations to third parties. If a Fund were unable to close out its positions in such instruments, it might be required to continue to maintain such assets or accounts or make such payments until the position expired or matured. The requirements might impair a Fund's ability to sell a portfolio security or make an investment at a time when it would otherwise be favorable to do so, or require that the Fund sell a portfolio security at a disadvantageous time.

         (6) There is no assurance that a Fund will use hedging transactions. For example, if a Fund determines that the cost of hedging will exceed the potential benefit to the Fund, the Fund will not enter into such transaction.

FUND POLICIES


         FUNDAMENTAL RESTRICTIONS. Each Fund is subject to the following investment restrictions, which may be changed only by a vote of such Fund's outstanding shares, except that AIM Global Real Estate Fund and AIM Real Estate Fund are not subject to restriction (4). Fundamental restrictions may be changed only by a vote of the lesser of (i) 67% or more of the Fund's shares present at a meeting if the holders of more than 50% of the outstanding shares are present in person or represented by proxy, or (ii) more than 50% of the Fund's outstanding shares. Any investment restriction that involves a maximum or minimum percentage of securities or assets (other than with respect to borrowing) shall not be considered to be violated unless an excess over or a deficiency under the percentage occurs immediately after, and is caused by, an acquisition or disposition of securities or utilization of assets by the Fund.


         (1) The Fund is a "diversified company" as defined in the 1940 Act. The Fund will not purchase the securities of any issuer if, as a result, the Fund would fail to be a diversified company within the meaning of the 1940 Act, and the rules and regulations promulgated thereunder, as such statute, rules and regulations are amended from time to time or are interpreted from time to time by the SEC staff (collectively, the "1940 Act Laws and Interpretations") or except to the extent that the Fund may be permitted to do so by exemptive order or similar relief (collectively, with the 1940 Act Laws and Interpretations, the "1940 Act Laws, Interpretations and Exemptions"). In complying with this restriction, however, the Fund may purchase securities of other investment companies to the extent permitted by the 1940 Act Laws, Interpretations and Exemptions.

         (2) The Fund may not borrow money or issue senior securities, except as permitted by the 1940 Act Laws, Interpretations and Exemptions.

         (3) The Fund may not underwrite the securities of other issuers. This restriction does not prevent the Fund from engaging in transactions involving the acquisition, disposition or resale of its portfolio securities, regardless of whether the Fund may be considered to be an underwriter under the 1933 Act.

         (4) The Fund will not make investments that will result in the concentration (as that term may be defined or interpreted by the 1940 Act Laws, Interpretations and Exemptions) of its investments in the securities of issuers primarily engaged in the same industry. This restriction does not limit the Fund's investments in (i) obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities, (ii) tax-exempt obligations issued by governments or political subdivisions of governments, or (iii) with respect to AIM Money Market Fund, bank instruments. In complying with this restriction, the Fund will not consider a bank-issued guaranty or financial guaranty insurance as a separate security.


         AIM Global Real Estate Fund and AIM Real Estate Fund will concentrate (as such term may be defined or interpreted by the 1940 Act Laws, Interpretations and Exemptions) its investments in the securities of domestic and foreign real estate and real estate-related companies. For purposes of AIM Global Real Estate Fund's and AIM Real Estate Fund's fundamental restriction regarding industry concentration, real estate and real estate-related companies shall consist of companies (i) that at least 50% of its assets, gross income or net profits are attributable to ownership, construction, management, or sale of residential, commercial or industrial real estate, including listed equity REITs that own property, and mortgage REITs which make short-term construction and development mortgage loans or which invest in long-term mortgages or mortgage pools, or (ii) whose products and services are related to the real estate industry, such as manufacturers and distributors of building supplies and financial institutions which issue or service mortgages.


         (5) The Fund may not purchase real estate or sell real estate unless acquired as a result of ownership of securities or other instruments. This restriction does not prevent the Fund from investing in issuers that invest, deal, or otherwise engage in transactions in real estate or interests therein, or investing in securities that are secured by real estate or interests therein.

         (6) The Fund may not purchase physical commodities or sell physical commodities unless acquired as a result of ownership of securities or other instruments. This restriction does not prevent the Fund from engaging in transactions involving futures contracts and options thereon or investing in securities that are secured by physical commodities.

         (7) The Fund may not make personal loans or loans of its assets to persons who control or are under common control with the Fund, except to the extent permitted by 1940 Act Laws, Interpretations and Exemptions. This restriction does not prevent the Fund from, among other things, purchasing debt obligations, entering into repurchase agreements, loaning its assets to broker-dealers or institutional investors, or investing in loans, including assignments and participation interests.

         (8) The Fund may, notwithstanding any other fundamental investment policy or limitation, invest all of its assets in the securities of a single open-end management investment company with substantially the same fundamental investment objectives, policies and restrictions as the Fund.

         The investment restrictions set forth above provide each of the Funds with the ability to operate under new interpretations of the 1940 Act or pursuant to exemptive relief from the SEC without receiving prior shareholder approval of the change. Even though each of the Funds has this flexibility, the Board has adopted non-fundamental restrictions for each of the Funds relating to certain of these restrictions which the Funds' advisor and, when applicable, the Fund's sub-advisor must follow in managing the Funds. Any changes to these non-fundamental restrictions, which are set forth below, require the approval of the Board .


         NON-FUNDAMENTAL RESTRICTIONS. The following non-fundamental investment restrictions apply to each of the Funds, except AIM Global Real Estate Fund and AIM Real Estate Fund is not subject to restriction (3). They may be changed for any Fund without approval of that Fund's voting securities.


         (1) In complying with the fundamental restriction regarding issuer diversification, the Fund will not, with respect to 75% of its total assets (and for AIM Money Market Fund with respect to 100% of its total assets), purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities), if, as a result,
(i) more than 5% of the Fund's total assets would be invested in the securities of that issuer, except as permitted by Rule 2a-7 under the 1940 Act, or (ii) the Fund would hold more than 10% of the outstanding voting securities of that issuer. The Fund may (i) purchase securities of other investment companies as permitted by Section 12(d)(1) of the 1940 Act and (ii) invest its assets in securities of other money market funds and lend money to other investment companies or their series portfolios that have AIM as an investment advisor, subject to the terms and conditions of any exemptive orders issued by the SEC.


         (2) In complying with the fundamental restriction regarding borrowing money and issuing senior securities, the Fund may borrow money in an amount not exceeding 33 1/3% of its total assets (including the amount borrowed) less liabilities (other than borrowings). The Fund may borrow from banks, broker-dealers or an AIM Fund. The Fund may not borrow for leveraging, but may borrow for temporary or emergency purposes, in anticipation of or in response to adverse market conditions, or for cash management purposes. The Fund may not purchase additional securities when any borrowings from banks exceed 5% of the Fund's total assets or when any borrowings from an AIM Fund are outstanding.

         (3) In complying with the fundamental restriction regarding industry concentration, the Fund may invest up to 25% of its total assets in the securities of issuers whose principal business activities are in the same industry. For purposes of AIM Limited Maturity Treasury Fund's fundamental restriction regarding industry concentration, the United States Government shall not be considered an industry.

         (4) In complying with the fundamental restriction with regard to making loans, the Fund may lend up to 33 1/3% of its total assets and may lend money to an AIM Fund, on such terms and conditions as the SEC may require in an exemptive order.

         (5) Notwithstanding the fundamental restriction with regard to investing all assets in an open-end fund, the Fund may not invest all of its assets in the securities of a single open-end management investment company with the same fundamental investment objectives, policies and restrictions as the Fund.

         (6) Notwithstanding the fundamental restriction with regard to engaging in transactions involving futures contracts and options thereon or investing in securities that are secured by physical commodities, the Fund currently may not invest in any security (including futures contracts or options thereon) that is secured by physical commodities.

         (7) The Fund may not acquire any securities of registered open-end investment companies or registered unit investment trusts in reliance on Sections 12(d)(1)(F) or 12(d)(1)(G) of the 1940 Act.

        ADDITIONAL NON-FUNDAMENTAL POLICIES. As non-fundamental policies:

         (1) AIM High Yield Fund normally invests at least 80% of its assets in non-investment grade debt securities, i.e., "junk bonds". For purposes of the foregoing sentence, "assets" means net assets, plus the amount of any borrowings for investment purposes. The Fund will provide written notice to its shareholders prior to any change to this policy, as required by the 1940 Act Laws, Interpretations and Exemptions.

         (2) AIM Limited Maturity Treasury Fund normally invests at least 80% of its assets in direct obligations of the U.S. Treasury, including bills, notes, and bonds. For purposes of the foregoing sentence, "assets" means net assets, plus the amount of any borrowings for investment purposes. The Fund will provide written notice to its shareholders prior to any change to this policy, as required by the 1940 Act Laws, Interpretations and Exemptions.


         (3) AIM Global Real Estate Fund and AIM Real Estate Fund normally invest at least 80% of their assets in securities of real estate and real estate-related companies. For purposes of the foregoing sentence, "assets" means net assets, plus the amount of any borrowings for investment purposes. Each Fund will provide written notice to its shareholders prior to any change to this policy, as required by the 1940 Act Laws, Interpretations and Exemptions.


         (4) AIM Short Term Bond Fund normally invests at least 80% of its assets in a diversified portfolio of investment-grade fixed income securities. For purposes of the foregoing sentence, "assets" means net assets, plus the amount of any borrowings for investment purposes. The Fund will provide written notice to its shareholders prior to any change to this policy, as required by the 1940 Act Laws, Interpretations and Exemptions.

         (5) AIM Total Return Bond Fund normally invests at least 80% of its assets in a diversified portfolio of investment grade fixed income securities generally represented by the sector categories within the Lehman Brothers Aggregate Bond Index. For purposes of the foregoing sentence, "assets" means net assets, plus the amount of any borrowings for investment purposes. The Fund will provide written notice to its shareholders prior to any change to this policy, as required by the 1940 Act Laws, Interpretations and Exemptions.

         The Trust has obtained an opinion of Dechert LLP, special counsel to the Trust, that shares of AIM Limited Maturity Treasury Fund are eligible for investment by a federal credit union. In order to ensure that shares of AIM Limited Maturity Treasury Fund meet the requirements for eligibility for investment by federal credit unions, that Fund has adopted the following additional non-fundamental policies:

               (a) The Fund will enter into repurchase agreements only with: (i) banks insured by the Federal Deposit Insurance Corporation (FDIC);
          (ii) savings and loan associations insured by the FDIC; or (iii) registered broker-dealers. The Fund will only enter into repurchase transactions pursuant to a master repurchase agreement in writing with the Fund's counterparty. Under the terms of a written agreement with its custodian, the Fund receives on a daily basis written confirmation of each purchase of a security subject to a repurchase agreement and a receipt from the Fund's custodian evidencing each transaction. In addition, securities subject to a repurchase agreement may be recorded in the Federal Reserve Book-Entry System on behalf of the Fund by its custodian. The Fund purchases securities subject to a repurchase agreement only when the purchase price of the security acquired is equal to or less than its market price at the time of the purchase.

               (b) The Fund will only enter into reverse repurchase agreements and purchase additional securities with the proceeds when such proceeds are used to purchase other securities that either mature on a date simultaneous with or prior to the expiration date of the reverse repurchase agreement, or are subject to an agreement to resell such securities within that same time period.

               (c) The Fund will only enter into securities lending transactions that comply with the same counterparty, safekeeping, maturity and borrowing restrictions that the Fund observes when participating in repurchase and reverse repurchase transactions.

               (d) The Fund will enter into when-issued and delayed delivery transactions only when the time period between trade date and settlement date does not exceed 120 days, and only when settlement is on a cash basis. When the delivery of securities purchased in such manner is to occur within 30 days of the trade date, the Fund will purchase the securities only at their market price as of the trade date.

TEMPORARY DEFENSIVE POSITIONS

         In anticipation of or in response to adverse market or other conditions, or atypical circumstances such as unusually large cash inflows or redemptions, the Funds may temporarily hold all or a portion of their assets in cash, cash equivalents or (with the exception of AIM Limited Maturity Treasury
Fund) high-quality debt instruments. Each of the Funds may also invest up to 25% of its total assets in Affiliated Money Market Funds for these purposes.

                             MANAGEMENT OF THE TRUST

BOARD OF TRUSTEES


         The overall management of the business and affairs of the Funds and the Trust is vested in the Board. The Board approves all significant agreements between the Trust, on behalf of one or more of the Funds, and persons or companies furnishing services to the Funds. The day-to-day operations of each Fund are delegated to the officers of the Trust and to AIM, subject always to the objective(s), restrictions and policies of the applicable Fund and to the general supervision of the Board. Certain trustees and officers of the Trust are affiliated with AIM and AIM Management, the parent corporation of AIM. All of the Trust's executive officers hold similar offices with some or all of the other AIM Funds.


MANAGEMENT INFORMATION

         The trustees and officers of the Trust, their principal occupations during the last five years and certain other information concerning them is set forth in Appendix B.

         The standing committees of the Board are the Audit Committee, the Compliance Committee, the Governance Committee, the Investments Committee, the Valuation Committee and the Special Committee Relating to Market Timing Issues.


         The members of the Audit Committee are Bob R. Baker, James T. Bunch, Edward K. Dunn, Jr. (Chair), Lewis F. Pennock, Dr. Larry Soll, Dr. Prema Mathai-Davis and Ruth H. Quigley (Vice Chair). The Audit Committee is responsible for: (i) the appointment, compensation and oversight of any independent auditors employed by the Funds (including monitoring the independence, qualifications and performance of such auditors and resolution of disagreements between the Funds' management and the auditors regarding financial reporting) for the purpose of preparing or issuing an audit report or performing other audit, review or attest services; (ii) overseeing the financial reporting process of the Funds; (iii) monitoring the process and the resulting financial statements prepared by management to promote accuracy and integrity of the financial statements and asset valuation; (iv) assisting the Board's oversight of the Funds' compliance with legal and regulatory requirements that related to the Funds' accounting and financial reporting, internal control over financial reporting and independent audits; (v) to the extent required by Section 10A of the Securities Exchange Act of 1934, pre-approving all permissible non-audit services provided to the Funds by its independent auditors; (vi) assisting, in accordance with Item 2.01(c)(7)(ii) of Regulation S-X, certain non-audit services provided by the Funds' independent auditors to the Funds' investment advisor and certain other affiliated entities; and (vii) to the extent required by Regulation 14A, preparing an audit committee report for inclusion in any proxy statement issued by the Fund. During the fiscal year ended July 31, 2004, the Audit Committee held eight meetings.


         The members of the Compliance Committee are Frank S. Bayley, Bruce L. Crockett (Chair), Albert R. Dowden (Vice Chair) and Mr. Dunn. The Compliance Committee is responsible for: (i) recommending to the Board and the dis-interested trustees the appointment, compensation and removal of the Fund's Chief Compliance Officer; (ii) recommending to the dis-interested trustees the appointment, compensation and removal of the Fund's Senior Officer appointed pursuant to the terms of an Assurance of Discontinuance from the New York Attorney General that is applicable to AIM and/or INVESCO Funds Group, Inc. (the "Advisors") (the "Senior Officer"); (iii) recommending to the dis-interested trustees the appointment and removal of the Advisors' independent Compliance Consultant appointed pursuant to the terms of the Securities and Exchange Commission's Order Instituting Administrative Proceedings (the "SEC Order") applicable to the Advisors (the "Compliance Consultant"); (iv) receiving all reports from the Chief Compliance Officer, the Senior Officer and the Compliance Consultant that are delivered between meetings of the Board and that are otherwise not required to be provided to the full Board or to all of the dis-interested trustees; (v) overseeing all reports on compliance matters from the Chief Compliance Officer, the Senior Officer and the Compliance Consultant, and overseeing all reports from the third party retained by the Advisors to conduct the periodic compliance review required by the terms of the SEC Order that are required to be provided to the full Board; (vi) overseeing all of the compliance policies and procedures of the Fund and its service providers adopted pursuant to Rule 38a-1 of the 1940 Act; (vii) risk management oversight with respect to the Fund and, in connection therewith, receiving and overseeing risk management reports from AMVESCAP PLC that are applicable to the Fund or its service providers; and (viii) overseeing potential conflicts of interest that are reported to the Compliance Committee by the Advisors, the Chief Compliance Officer, the Senior Officer and/or the Compliance Consultant. During the fiscal year ended July 31, 2004, the Compliance Committee did not meet.



         The members of the Governance Committee are Messrs. Bayley, Crockett Dowden (Chair), and Jack M. Fields (Vice Chair) and Gerald J. Lewis. The Governance Committee is responsible for: (i) nominating persons who are not interested persons of the Trust for election or appointment: (a) as additions to the Board, (b) to fill vacancies which, from time to time, may occur in the Board and (c) for election by shareholders of the Trust at meetings called for the election of trustees; (ii) nominating persons for appointment as members of each committee of the Board, including, without limitation, the Audit Committee, the Compliance Committee, the Governance Committee, the Investments Committee and the Valuation Committee, and to nominate persons for appointment as chair and vice chair of each such committee; (iii) reviewing from time to time the compensation payable to the trustees and making recommendations to the Board regarding compensation; (iv) reviewing and evaluating from time to time the functioning of the Board and the various committees of the Board; (v) selecting independent legal counsel to the independent trustees and approving the compensation paid to independent legal counsel; and (vi) approving the compensation paid to independent counsel and other advisers, if any, to the Audit Committee and the Compliance Committee of the Trust.



         The Governance Committee will consider nominees recommended by a shareholder to serve as trustees, provided: (i) that such person is a shareholder of record at the time he or she submits such names and is entitled to vote at the meeting of shareholders at which trustees will be elected; and
(ii) that the Governance Committee or the Board, as applicable, shall make the final determination of persons to be nominated. During the fiscal year ended July 31, 2004, the Governance Committee held seven meetings.


         Notice procedures set forth in the Trust's bylaws require that any shareholder of a Fund desiring to nominate a trustee for election at a shareholder meeting must submit to the Trust's Secretary the nomination in writing not later than the close of business on the later of the 90th day prior to such shareholder meeting or the tenth day following the day on which public announcement is made of the shareholder meeting and not earlier than the close of business on the 120th day prior to the shareholder meeting.


         The members of the Investments Committee are Messrs. Baker, Bayley, Bunch, Crockett, Dowden (Chair), Dunn, Fields, Lewis, Pennock and Soll, and Carl Frischling, and Dr. Mathai-Davis (Vice Chair) and Miss Quigley (Vice Chair). The Investments Committee is responsible for: (i) overseeing AIM's investment-related compliance systems and procedures to ensure their continued adequacy; and (ii) considering and acting, on an interim basis between meetings of the full Board, on investment-related matters requiring Board consideration. During the fiscal year ended July 31, 2004, the Investments Committee held five meetings.


         The members of the Valuation Committee are Messrs. Dunn, Pennock (Chair) and Soll, and Miss Quigley (Vice Chair). The Valuation Committee is responsible for addressing issues requiring action by the Board in the valuation of the Funds' portfolio securities that arise during periods between meetings of the Board. During periods between meetings of the Board, the Valuation
Committee: (i) receives the reports of AIM's internal valuation committee requesting pre-approval or approval of any changes to pricing vendors or pricing methodologies as required by AIM's Procedures for Valuing Securities (Pricing Procedures) (the "Procedures"), and approves changes to pricing vendors and pricing methodologies as provided in the Procedures; (ii) upon request of AIM, assists AIM's internal valuation committee in resolving particular fair valuation issues; and (iii) receives reports on non-standard price changes on private equities. During the fiscal year ended July 31, 2004, the Valuation Committee held did not meet.

         The members of the Special Committee Relating to Market Timing Issues are Messrs. Crockett, Dowden, Dunn, and Lewis (Chair). The purpose of the Special Committee Relating to Market Timing

Issues is to remain informed on matters relating to alleged excessive short term trading in shares of the Funds ("market timing") and to provide guidance to special counsel for the independent trustees on market timing issues and related matters between meetings of the independent trustees. During the fiscal year ended July 31, 2004, the Special Committee Relating to Market Timing issues held six meetings.

Trustee Ownership of Fund Shares

         The dollar range of equity securities beneficially owned by each trustee (i) in the Fund and (ii) on an aggregate basis, in all registered investment companies overseen by the trustee within the AIM Funds complex, is set forth in Appendix B.


         Factors Considered in Approving the Investment Advisory Agreement



         The advisory agreement with AIM (the "Advisory Agreement") was re-approved for each Fund, as applicable, by the Board at an in-person meeting held on June 8, 2004. The Board considered the following factors in evaluating the fairness and reasonableness of each Advisory Agreement. In addition to considering these factors at the in-person meeting held on June 8, 2004, the Board considered certain of these factors as part of the Board's ongoing monitoring of each Fund.



o        The nature and extent of the advisory services to be provided by AIM.
         The Board reviewed the services to be provided by AIM under each Advisory Agreement. Based on such review, the Board concluded that the range of services to be provided by AIM under each Advisory Agreement was appropriate and that AIM currently is providing services in accordance with the terms of each Advisory Agreement.



o The quality of services to be provided by AIM. The Board reviewed the credentials and experience of the officers and employees of AIM who will provide investment advisory services to each Fund. In reviewing the qualifications of AIM to provide investment advisory services, the Board reviewed the qualifications of AIM's investment personnel and considered such issues as AIM's portfolio and product review process, AIM's legal and compliance function, AIM's use of technology, AIM's portfolio administration function, the quality of AIM's investment research and AIM's equity and fixed income trading operations. Based on the review of these and other factors, the Board concluded that the quality of services to be provided by AIM was appropriate and that AIM currently is providing satisfactory services in accordance with the terms of the Advisory Agreement.



o The performance of each Fund relative to comparable funds. The Board reviewed the performance of each Fund against the performance of funds advised by other advisors with investment strategies comparable to those of such Fund and concluded that no changes should be made to the Funds and that it was not necessary to change the Funds' portfolio management teams at this time.



o The performance of each Fund relative to indices. The Board reviewed the performance of each Fund against the performance of applicable indices and concluded that no changes should be made to the Funds and that it was not necessary to change the Funds' portfolio management teams at this time.



o        Meetings with each Fund's portfolio managers and investment personnel.
         With respect to each Fund, the Board is meeting periodically with such Fund's portfolio managers and/or other investment personnel and believes that such individuals are competent and able to continue to carry out their responsibilities under the Advisory Agreement.

o Overall performance of AIM. The Board considered the overall performance of AIM in providing investment advisory and portfolio administrative services to each Fund and concluded that such performance was satisfactory.



o Fees relative to those of clients of AIM with comparable investment strategies. The Board reviewed the advisory fee rate for each Fund against (i) the advisory fee rates for other mutual funds, variable insurance funds offered to insurance company separate accounts, offshore funds and/or private accounts advised by AIM with investment strategies comparable to those of such Fund, if any, and (ii) the sub-advisory fee rates for unaffiliated mutual funds sub-advised by AIM with investment strategies comparable to those of such Fund, if any. The Board concluded that the current advisory fee rate of each Fund was fair and reasonable.



o Fees relative to those of comparable funds with other advisors. The Board reviewed the advisory fee rate for each Fund against the advisory fee rates for mutual funds advised by other advisors with investment strategies comparable to those of such Fund. The Board concluded that the current advisory fee rate of each Fund was fair and reasonable.



o Expense limitations and fee waivers. The Board reviewed the fee waivers and/or expense limitations, if any, currently in effect for each Fund and the effect they had on each Fund's expenses. The Board concluded that the current levels of fee waivers and/or expense limitations, if any, for each Fund were fair and reasonable.



o Breakpoints and economies of scale. The Board reviewed the structure of each Fund's advisory fee under the Advisory Agreement and whether it includes any breakpoints. The Board considered whether it would be appropriate to add advisory fee breakpoints for each Fund or whether, due to the nature of such Fund and the advisory fee structures of similar funds, it was reasonable to leave the structure of the advisory fee unchanged. Based on such review, the Board concluded that it was not necessary to change the structure of the advisory fee for any of the Funds to add advisory fee breakpoints.



o Investments in affiliated money market funds. The Board also took into account the fact that uninvested cash and cash collateral from securities lending arrangements (collectively, "cash balances") of each Fund may be invested in money market funds advised by AIM pursuant to the terms of an SEC exemptive order. The Board found that each Fund may realize certain benefits upon investing cash balances in AIM advised money market funds, including a higher net return, increased liquidity, increased diversification or decreased transaction costs. The Board also found that each Fund will not receive reduced services if it invests its cash balances in such money market funds. The Board further determined that the proposed securities lending program and related procedures with respect to each of the lending Funds is in the best interests of each lending Fund and its respective shareholders. The Board therefore concluded that the investment of cash collateral received in connection with the securities lending program in the money market funds according to the procedures is in the best interests of each lending Fund and its respective shareholders.



o Profitability of AIM and its affiliates. The Board reviewed information concerning the profitability of AIM's (and its affiliates') investment advisory and other activities and its financial condition. The Board considered the overall profitability of AIM, as well as the profitability of AIM in connection with managing each Fund. The Board noted that AIM's operations remain profitable, although increased expenses in recent years have reduced AIM's profitability. Based on the review of the profitability of AIM's and its affiliates' investment advisory and other activities and its financial condition, the Board concluded that the compensation to be paid by each Fund to AIM under its Advisory Agreement was not excessive.



o Benefits of soft dollars to AIM. The Board considered the benefits realized by AIM as a result of brokerage transactions executed through "soft dollar" arrangements. Under these arrangements, brokerage commissions paid by the Funds and/or other funds advised by AIM are used to pay for research and execution services. This research is used by AIM in making investment decisions for each Fund. Because such research ultimately benefits each Fund, the Board concluded that such arrangements were appropriate.



o AIM's financial soundness in light of each Fund's needs. The Board considered whether AIM is financially sound and has the resources necessary to perform its obligations under each Advisory Agreement, and concluded that AIM has the financial resources necessary to fulfill its obligations under each Advisory Agreement.



o Historical relationship between each Fund and AIM. In determining whether to continue the Advisory Agreement for each Fund, the Board also considered the prior relationship between AIM and each Fund, as well as the Board's knowledge of AIM's operations, and concluded that it was beneficial to maintain the current relationship, in part, because of such knowledge. The Board also reviewed the general nature of the non-investment advisory services currently performed by AIM and its affiliates, such as administrative, transfer agency and distribution services, and the fees received by AIM and its affiliates for performing such services. In addition to reviewing such services, the trustees also considered the organizational structure employed by AIM and its affiliates to provide those services. Based on the review of these and other factors, the Board concluded that AIM and its affiliates were qualified to continue to provide non-investment advisory services to the Funds, including administrative, transfer agency and distribution services, and that AIM and its affiliates currently are providing satisfactory non-investment advisory services.



o Other factors and current trends. In determining whether to continue the Advisory Agreement for each Fund, the Board considered regulatory and legal actions pending against AIM. The Board also considered the internal compliance reviews being undertaken by AIM and its affiliates, and the additional controls and procedures being implemented by AIM and its affiliates. The Board concluded that these actions indicated a good faith effort on the part of AIM to adhere to the highest ethical standards, and determined that the regulatory and legal actions should not prevent the Board from continuing the Advisory Agreement for each Fund.



         After consideration of all of the above factors, the Board found that with respect to each Fund: (i) the services provided to such Fund and its shareholders were adequate; (ii) such Fund's Advisory Agreement was fair and reasonable under the circumstances; and (iii) the fees payable under such Fund's Advisory Agreement would have been obtained through arm's length negotiations. The Board therefore concluded that each Fund's Advisory Agreement was in the best interests of such Fund and its shareholders and continued each such Advisory Agreement for another year.



         Factors Considered in Approving the Sub-Advisory Agreement



         The sub-advisory agreement between AIM and INVESCO Institutional (N.A.), Inc. (the "Sub-Advisor") for AIM Global Real Estate Fund and AIM Real Estate Fund (the "Sub-Advisory Agreement")) were re-approved for AIM Global Real Estate Fund and AIM Real Estate Fund by the Board at an in-person meeting held on June 8, 2004. The Board considered the following factors in evaluating the fairness and reasonableness of the Sub-Advisory Agreement. In addition to considering these factors at the in-person meeting held on June 8, 2004, the Board considered certain of these factors as part of the Board's ongoing monitoring of AIM Global Real Estate Fund and AIM Real Estate Fund.



o The nature and extent of the advisory services to be provided by the Sub-Advisor. The Board reviewed the services to be provided by the Sub-Advisor under the Sub-Advisory Agreement. Based on such review, the Board concluded that the range of services to be provided by the Sub-Advisor under the Sub-Advisory Agreement was appropriate and that the Sub-Advisor currently is providing services in accordance with the terms of the Sub-Advisory Agreement.

o The quality of services to be provided by the Sub-Advisor. The Board reviewed the credentials and experience of the officers and employees of the Sub-Advisor who will provide investment advisory services to AIM Global Real Estate Fund and AIM Real Estate Fund. Based on the review of these and other factors, the Board concluded that the quality of services to be provided by the Sub-Advisor was appropriate, and that the Sub-Advisor currently is providing satisfactory services in accordance with the terms of the Sub-Advisory Agreement.



o The performance of AIM Global Real Estate Fund and AIM Real Estate Fund relative to comparable funds. The Board reviewed the performance of AIM Global Real Estate Fund and AIM Real Estate Fund against the performance of funds advised by other advisors with investment strategies comparable to those of AIM Global Real Estate Fund and AIM Real Estate Fund and concluded that no changes should be made to AIM Global Real Estate Fund and AIM Real Estate Fund and that it was not necessary to change AIM Global Real Estate Fund and AIM Real Estate Fund's portfolio management team at this time.



o The performance of AIM Global Real Estate Fund and AIM Real Estate Fund relative to indices. The Board reviewed the performance of AIM Global Real Estate Fund and AIM Real Estate Fund against the performance of applicable indices and concluded that no changes should be made to AIM Global Real Estate Fund and AIM Real Estate Fund and that it was not necessary to change AIM Global Real Estate Fund and AIM Real Estate Fund's portfolio management team at this time.



o Meetings with AIM Global Real Estate Fund and AIM Real Estate Fund portfolio managers and investment personnel. The is meeting periodically with such Fund's portfolio managers and/or other investment personnel and believes that such individuals are competent and able to continue to carry out their responsibilities under the Sub-Advisory Agreement.



o Overall performance of the Sub-Advisor. The Board considered the overall performance of the Sub-Advisor in providing investment advisory services to AIM Global Real Estate Fund and AIM Real Estate Fund and concluded that such performance was satisfactory.



o Advisory fees, expense limitations and fee waivers and breakpoints and economies of scale. In reviewing these factors, the Board considered only the advisory fees charged to AIM Global Real Estate Fund and AIM Real Estate Fund by AIM and did not consider the sub-advisory fees paid by AIM to the Sub-Advisor. The Board believes that this approach is appropriate because the sub-advisory fees have no effect on AIM Global Real Estate Fund and AIM Real Estate Fund or its shareholders, as they are paid by AIM rather than AIM Global Real Estate Fund and AIM Real Estate Fund. Furthermore, AIM and the Sub-Advisor are affiliates and the Board believes that the allocation of fees between them is a business matter, provided that the advisory fees charged to AIM Global Real Estate Fund and AIM Real Estate Fund are fair and reasonable.



o Profitability of AIM and its affiliates. The Board reviewed information concerning the profitability of AIM's (and its affiliates') investment advisory and other activities and its financial condition. The Board considered the overall profitability of AIM, as well as the profitability of AIM in connection with managing each Fund. The Board noted that AIM's operations remain profitable, although increased expenses in recent years have reduced AIM's profitability. Based on the review of the profitability of AIM's and its affiliates' investment advisory and other activities and its financial condition, the Board concluded that the compensation to be paid by each Fund to AIM under its Advisory Agreement was not excessive.



o Benefits of soft dollars to the Sub-Advisor. The Board considered the benefits realized by the Sub-Advisor as a result of brokerage transactions executed through "soft dollar" arrangements. Under these arrangements, brokerage commissions paid by the Funds and/or other funds sub-advised by the Sub-Advisor are used to pay for research and execution services. This research is used by the Sub-Advisor in making investment decisions for each sub-advised Fund. Because such research ultimately benefits each such Fund, the Board concluded that such arrangements were appropriate.



o Sub-Advisor's financial soundness. The Board considered whether the Sub-Advisor is financially sound and has the resources necessary to perform its obligations under the Sub-Advisory Agreement, and concluded that the Sub-Advisor has the financial resources necessary to fulfill its obligations under the Sub-Advisory Agreement.



         After consideration of all of the above factors, the Board found that with respect to AIM Global Real Estate Fund and AIM Real Estate Fund: (i) the services provided to such Fund and its shareholders were adequate; and (ii) such Fund's Sub-Advisory Agreement was fair and reasonable under the circumstances. The Board therefore concluded that such Fund's Sub-Advisory Agreement was in the best interests of such Fund and its shareholders and continued such Sub-Advisory Agreement for another year.


COMPENSATION

         Each trustee who is not affiliated with AIM is compensated for his or her services according to a fee schedule which recognizes the fact that such trustee also serves as a director or trustee of other AIM Funds. Each such trustee receives a fee, allocated among the AIM Funds for which he or she serves as a trustee, which consists of an annual retainer component and a meeting fee component.


         Information regarding compensation paid or accrued for each trustee of the Trust who was not affiliated with AIM during the year ended December 31, 2004 is found in Appendix C.


Retirement Plan For Trustees

         The Trustees have adopted a retirement plan for the Trustees of the Trust who are not affiliated with AIM. The retirement plan includes a retirement policy as well as retirement benefits for the non-AIM-affiliated trustees.

         The retirement policy permits each non-AIM-affiliated trustee to serve until December 31 of the year in which the trustee turns 72. A majority of the Trustees may extend from time to time the retirement date of a trustee.

         Annual retirement benefits are available to each non-AIM-affiliated trustee of the Trust and/or the other AIM Funds (each, a "Covered Fund") who has at least five years of credited service as a trustee (including service to a predecessor fund) for a Covered Fund. The retirement benefits will equal 75% of the trustee's annual retainer paid or accrued by any Covered Fund to such trustee during the twelve-month period prior to retirement, including the amount of any retainer deferred under a separate deferred compensation agreement between the Covered Fund and the trustee. The annual retirement benefits are payable in quarterly installments for a number of years equal to the lesser of
(i) ten or (ii) the number of such trustee's credited years of service. A death benefit is also available under the plan that provides a surviving spouse with a quarterly installment of 50% of a deceased trustee's retirement benefits for the same length of time that the trustee would have received based on his or her service. A trustee must have attained the age of 65 (55 in the event of death or disability) to receive any retirement benefit.

Deferred Compensation Agreements


         Messrs. Crockett, Dunn, Fields, Frischling, Sklar and Soll and Dr. Mathai-Davis (for purposes of this paragraph only, the "Deferring Trustees") have each executed a Deferred Compensation Agreement (collectively, the "Compensation Agreements"). Pursuant to the Compensation Agreements, the Deferring Trustees have the option to elect to defer receipt of up to 100% of their compensation payable by the Trust, and such amounts are placed into a deferral account and deemed to be invested in one or more AIM Funds selected by the Deferring Trustees. Distributions from the Deferring Trustees' deferral accounts will be paid in cash, generally in equal quarterly installments over a period of up to ten (10) years (depending on the Compensation Agreement) beginning on the date selected under the Compensation Agreement. The Board, in its sole discretion, also may accelerate or extend the distribution of such deferral accounts after the Deferring Trustee's retirement benefits commence under the Plan. The Board, in its sole discretion, may accelerate or extend the distribution of such deferral accounts after the Deferring Trustee's termination of service as a trustee of the Trust. If a Deferring Trustee dies prior to the distribution of amounts in his or her deferral account, the balance of the deferral account will be distributed to his or her designated beneficiary. With respect to the payments of amounts held in the deferral accounts, the Deferring Trustees have the status of unsecured creditors of the Trust and of each other AIM Fund from which they are deferring compensation.


Purchase of Class A Shares of the Funds at Net Asset Value

         The trustees and other affiliated persons of the Trust may purchase Class A shares of the AIM Funds without paying an initial sales charge. A I M Distributors, Inc. ("AIM Distributors") permits such purchases because there is a reduced sales effort involved in sales to such purchasers, thereby resulting in relatively low expenses of distribution.

CODES OF ETHICS


         AIM, the Trust, AIM Distributors and INVESCO Institutional (N.A.) have each adopted a Code of Ethics governing, as applicable, personal trading activities of all directors/trustees, officers of the Trust, persons who, in connection with their regular functions, play a role in the recommendation of any purchase or sale of a security by any of the Funds or obtain information pertaining to such purchase or sale, and certain other employees. The Codes of Ethics are intended to prohibit conflicts of interest with the Trust that may arise from personal trading including personal trading in most of the funds within The AIM Family of Funds--Registered Trademark-- ("affiliated funds"). Personal trading, including personal trading involving securities that may be purchased or held by a Fund and in affiliated funds, is permitted by persons covered under the relevant Codes subject to certain restrictions; however those persons are generally required to pre-clear all security transactions with the Compliance Officer or her designee and to report all transactions on a regular basis.



PROXY VOTING POLICIES


         The Board has delegated responsibility for decisions regarding proxy voting for securities held by each Fund other than AIM Global Real Estate Fund and AIM Real Estate Fund to AIM. The Board has delegated responsibility for decisions regarding proxy voting for securities held by AIM Global Real Estate Fund and AIM Real Estate Fund to the Fund's Sub-Advisor. AIM and the Sub-Advisor will vote such proxies in accordance with its proxy policies and procedures, which have been reviewed and approved by the Board, and which are found in Appendix D.


         Any material changes to the proxy policies and procedures will be submitted to the Board for approval. The Board will be supplied with a summary quarterly report of the Fund's proxy voting record.


         Information regarding how the Fund voted proxies related to its portfolio securities during the 12 months ended June 30, 2004 is available at our website, http://www.aiminvestments.com. This information is also available at the SEC Web site, http://www.sec.gov.



               CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

         Information about the ownership of each class of each Fund's shares by beneficial or record owners of such Fund and by trustees and officers as a group is found in Appendix E. A shareholder who owns beneficially 25% or more of the outstanding shares of the Fund is presumed to "control" that Fund.

                     INVESTMENT ADVISORY AND OTHER SERVICES

INVESTMENT ADVISOR


         AIM, the Fund's investment advisor, was organized in 1976, and along with its subsidiaries, manages or advises over 200 investment portfolios encompassing a broad range of investment objectives. AIM is a direct, wholly owned subsidiary of AIM Management, a holding company that has been engaged in the financial services business since 1976. AIM Management is an indirect, wholly owned subsidiary of AMVESCAP. AMVESCAP and its subsidiaries are an independent global investment management group. Certain of the directors and officers of AIM are also executive officers of the Trust and their affiliations are shown under "Management Information" herein.


         As investment advisor, AIM supervises all aspects of the Funds" operations and provides investment advisory services to the Fund. AIM obtains and evaluates economic, statistical and financial information to formulate and implement investment programs for the Funds. The Advisory Agreement provides that, in fulfilling its responsibilities, AIM may engage the services of other investment managers with respect to one or more of the Funds. The investment advisory services of AIM and the investment sub-advisory services of the Sub-Advisor are not exclusive and AIM and the Sub-Advisor are free to render investment advisory services to others, including other investment companies.

         AIM is also responsible for furnishing to the Fund, at AIM's expense, the services of persons believed to be competent to perform all supervisory and administrative services required by the Fund, in the judgment of the trustees, to conduct their respective businesses effectively, as well as the offices, equipment and other facilities necessary for their operations. Such functions include the maintenance of the Fund's accounts and records, and the preparation of all requisite corporate documents such as tax returns and reports to the SEC and shareholders.

         The Advisory Agreement provides that the Fund will pay or cause to be paid all expenses of the Fund not assumed by AIM, including, without limitation: brokerage commissions, taxes, legal, auditing or governmental fees, the cost of preparing share certificates, custodian, transfer and shareholder service agent costs, expenses of issue, sale, redemption, and repurchase of shares, expenses of registering and qualifying shares for sale, expenses relating to trustee and shareholder meetings, the cost of preparing and distributing reports and notices to shareholders, the fees and other expenses incurred by the Trust on behalf of the Fund in connection with membership in investment company organizations, and the cost of printing copies of prospectuses and statements of additional information distributed to shareholders.

         AIM, at its own expense, furnishes to the Trust office space and facilities. AIM furnishes to the Trust all personnel for managing the affairs of the Trust and each of its series of shares.

         Pursuant to the Advisory Agreement with the Trust, AIM receives a monthly fee from the Fund calculated at the following annual rates, based on the average daily net assets of the Fund during the year:


                         FUND NAME                                       NET ASSETS                   ANNUAL RATE
------------------------------------------------------------ ------------------------------------ --------------------
AIM Global Real Estate Fund                                  First $250 million                          0.75%
                                                             Next $250 million                           0.74%
                                                             Next $500 million                           0.73%
                                                             Next $1.5 billion                           0.72%
                                                             Next $2.5 billion                           0.71%
                                                             Next $2.5 billion                           0.70%
                                                             Next $2.5 billion                           0.69%
                                                             Amount over $10 billion                     0.68%

AIM High Yield Fund                                          First $200 million                          0.625%
                                                             Next $300 million                           0.55%
                                                             Next $500 million                           0.50%
                                                             Amount over $1 billion                      0.45%

AIM Intermediate Government Fund                             First $200 million                          0.50%
                                                             Next $300 million                           0.40%
                                                             Next $500 million                           0.35%
                                                             Amount over $1 billion                      0.30%

AIM Money Market Fund                                        First $1 billion                            0.40%
                                                             Amount over $1 billion                      0.35%

AIM Limited Maturity Treasury Fund                           First $500 million                          0.20%
                                                             Amount over $500 million                    0.175%

AIM Real Estate Fund                                         All Assets                                  0.90%


AIM Short Term Bond Fund                                     All Assets                                  0.40%

AIM Total Return Bond                                        First $500 million                          0.50%
                                                             Next $500 million                           0.45%
                                                             Amount over $1 billion                      0.40%


         AIM may from time to time waive or reduce its fee. Voluntary fee waivers or reductions may be rescinded at any time without further notice to investors. During periods of voluntary fee waivers or reductions, AIM will retain its ability to be reimbursed for such fee prior to the end of each fiscal year. Contractual fee waivers or reductions set forth in the Fee Table in a Prospectus may not be terminated or amended to the Funds' detriment during the period stated in the agreement between AIM and the Fund.

         AIM has voluntarily agreed to waive a portion of advisory fees payable by each Fund. The amount of the waiver will equal 25% of the advisory fee AIM receives from the Affiliated Money Market Funds as a result of each Fund's Investment of uninvested cash in an Affiliated Money Market Fund. Termination of this agreement requires approval by the Board. See "Description of the Funds and Their Investments and Risks - Investment Strategies and Risks - Other Investments - Other Investment Companies."

         AIM has contractually agreed through July 31, 2005, to waive fees and/or reimburse expenses (excluding interest, taxes, dividends on short sales, fund merger and reorganization expenses, extraordinary items and increases in expenses due to expense offset arrangements, if any) for AIM Total Return Bond Fund's Class A, Class B, Class C and Class R shares to the extent necessary to limit the total operating expenses of Class A shares to 1.25% (e.g., if AIM waives 1.86% of Class A expenses, AIM will also waive 1.86% of Class B, Class C and Class R expenses). Such contractual fee waivers or reductions are set forth in the Fee Table to the Fund's Prospectus and may not be terminated or amended to the Funds' detriment during the period stated in the agreement between AIM and the Fund.

         AIM has contractually agreed through July 31, 2005, to waive fees and/or reimburse expenses (excluding interest, taxes, dividends on short sales, fund merger and reorganization expenses, extraordinary items and increases in expenses due to expense offset arrangements, if any) for AIM Short Term Bond Fund's Class C shares to the extent necessary to limit the total operating expenses of Class A, Class C and Class R shares to 0.95%, 1.20% and 1.10%, respectively. Such contractual fee waivers or reductions are set forth in the Fee Table to the Fund's Prospectus and may not be terminated or amended to the Fund's detriment during the period stated in the agreements between AIM and the Fund.

INVESTMENT SUB-ADVISOR

         AIM has entered into a Sub-Advisory Agreement with INVESCO Institutional (N.A.), Inc. ("INVESCO, Inc.") or (the "Sub-Advisor") to provide investment sub-advisory services to AIM Real Estate Fund.

         INVESCO, Inc. is registered as an investment advisor under the Advisers Act. INVESCO, Inc. believes it has one of the nation's largest discretionary portfolios of tax-exempt accounts (such as pension and profit sharing funds for corporations and state and local governments). Funds are supervised by investment managers who utilize INVESCO, Inc.'s facilities for investment research and analysis, review of current economic conditions and trends, and consideration of long-range investment policy matters.

         AIM and INVESCO, Inc. are indirect wholly owned subsidiaries of AMVESCAP (formerly, AMVESCO PLC and INVESCO PLC).


         For the services to be rendered by INVESCO, Inc. under the Sub-Advisory Agreement, the Advisor will pay the Sub-Advisor a fee which will be computed daily and paid as of the last day of each month on the basis of the Fund's daily net asset value, using for each daily calculation the most recently determined net asset value of the Fund. (See "Computation of Net Asset Value.") On an annual basis, the sub-advisory fee is equal to 0.40% of the Advisor's compensation of the sub-advised assets per year, for AIM Global Real Estate Fund and AIM Real Estate Fund.


         The management fees payable by the Fund, the amounts waived by AIM and the net fee paid by the Fund for the last three fiscal years ended July 31 are found in Appendix F.


Portfolio Managers



         Appendix G contains the following information regarding the portfolio managers identified in each Fund's prospectus:



         o        The dollar range of the manager's investments in each Fund.



         o        A description of the manager's compensation structure.



         o Information regarding other accounts managed by the manager and potential conflicts of interest that might arise from the management of multiple accounts.

Securities Lending Arrangements



If a Fund engages in securities lending, AIM will provide the Fund investment advisory services and related administrative services. The Advisory Agreement describes the administrative services to be rendered by AIM if a Fund engages in securities lending activities, as well as the compensation AIM may receive for such administrative services. Services to be provided include: (a) overseeing participation in the securities lending program to ensure compliance with all applicable regulatory and investment guidelines; (b) assisting the securities lending agent or principal (the "agent") in determining which specific securities are available for loan; (c) monitoring the agent to ensure that securities loans are effected in accordance with AIM's instructions and with procedures adopted by the Board; (d) preparing appropriate periodic reports for, and seeking appropriate approvals from, the Board with respect to securities lending activities; (e) responding to agent inquiries; and (f) performing such other duties as may be necessary.


         AIM's compensation for advisory services rendered in connection with securities lending is included in the advisory fee schedule. As compensation for the related administrative services AIM will provide, a lending Fund will pay AIM a fee equal to 25% of the net monthly interest or fee income retained or paid to the Fund from such activities. AIM currently intends to waive such fee, and has agreed to seek Board approval prior to its receipt of all or a portion of such fee.

SERVICE AGREEMENTS

         ADMINISTRATIVE SERVICES AGREEMENT. AIM and the Trust have entered into a Master Administrative Services Agreement ("Administrative Services Agreement") pursuant to which AIM may perform or arrange for the provision of certain accounting and other administrative services to each Fund which are not required to be performed by AIM under the Advisory Agreement. The Administrative Services Agreement provides that it will remain in effect and continue from year to year only if such continuance is specifically approved at least annually by the Board, including the independent trustees, by votes cast in person at a meeting called for such purpose. Under the Administrative Services Agreement, AIM is entitled to receive from the Funds reimbursement of its costs or such reasonable compensation as may be approved by the Board. Currently, AIM is reimbursed for the services of the Trust's principal financial officer and her staff, and any expenses related to fund accounting services.


         Administrative services fees paid to AIM by each Fund for the last three fiscal years ended July 31 are found in Appendix H.


OTHER SERVICE PROVIDERS


         TRANSFER AGENT. AIM Investment Services, Inc., ("AIS"), 11 Greenway Plaza, Suite 100, Houston, Texas 77046, a registered transfer agent and wholly owned subsidiary of AIM, acts as transfer and dividend disbursing agent for the Funds.


         For servicing accounts holding Institutional Class Shares, the TA Agreement provides that the Trust on behalf of the Funds will pay AIS a fee equal to $2.00 per trade executed to be billed monthly plus certain out of pocket expenses. In addition, for servicing accounts holding Institutional Class Shares, the Trust on behalf of the Funds, is required to reimburse AIS for servicing such accounts to the extent that an account is serviced by a third party pursuant to a sub-transfer agency, omnibus account service, sub-accounting, or networking agreement. AIS has agreed to waive the right to collect any fee or reimbursement to which it is entitled, to the extent that such fee or reimbursement would cause the fees and expenses incurred by the Institutional Class Shares to exceed 0.10% of the average net assets attributable to such class of the Funds.

         It is anticipated that most investors will perform their subaccounting.


         CUSTODIANS. State Street Bank and Trust Company, 225 Franklin Street, Boston, Massachusetts 02110, is custodian of all securities and cash of AIM Global Real Estate Fund, AIM High

Yield Fund, AIM Real Estate Fund, AIM Short Term Bond Fund and AIM Total Return Bond Fund. The Bank of New York, 2 Hanson Place, Brooklyn, New York 11217-1431, is custodian of all securities and cash of AIM Limited Maturity Fund and AIM Money Market Fund. Chase Bank of Texas, N.A., 712 Main, Houston, Texas 77002, serves as sub-custodian for purchases of shares of the Funds. The Bank of New York also serves as sub-custodian to facilitate cash management.

         The custodians are authorized to establish separate accounts in foreign countries and to cause foreign securities owned by the Funds to be held outside the United States in branches of U.S. banks and, to the extent permitted by applicable regulations, in certain foreign banks and securities depositories. AIM is responsible for selecting eligible foreign securities depositories and for assessing the risks associated with investing in foreign countries, including the risk of using eligible foreign securities depositories in a country. The custodians are responsible for monitoring eligible foreign securities depositories.

         Under their contracts with the Trust, the custodians maintain the portfolio securities of the Funds, administer the purchases and sales of portfolio securities, collect interest and dividends and other distributions made on the securities held in the portfolios of the Funds and perform other ministerial duties. These services do not include any supervisory function over management or provide any protection against any possible depreciation of assets.


         AUDITORS. The Funds' independent public accountants are responsible for auditing the financial statements of the Funds. The Board selected [ ]as the independent public accountants to audit the financial statements of the Funds.


         COUNSEL TO THE TRUST. Legal matters for the Trust have been passed upon by Ballard Spahr Andrews & Ingersoll, LLP, 1735 Market Street, Philadelphia, Pennsylvania 19103-7599.


                    BROKERAGE ALLOCATION AND OTHER PRACTICES

         The Sub-Advisor has adopted compliance procedures that cover, among other items, brokerage allocation and other trading practices. Unless specifically noted, the Sub-Advisor's procedures do not materially differ from AIM's procedures as set forth below.

BROKERAGE TRANSACTIONS

         AIM or the Sub-Advisor, as applicable, makes decisions to buy and sell securities for each Fund, selects broker-dealers, effects the Funds' investment portfolio transactions, allocates brokerage fees in such transactions and, where applicable, negotiates commissions and spreads on transactions. Since purchases and sales of portfolio securities by the Funds are usually principal transactions, the Funds (except AIM Real Estate Fund) incur little or no brokerage commission. AIM's primary consideration in effecting a security transaction is to obtain the most favorable execution of the order, which includes the best price on the security and a low commission rate. While AIM seeks reasonably competitive commission rates, the Funds may not pay the lowest commission or spread available. See "Brokerage Selection" below.

         Some of the securities in which the Funds invest are traded in over-the-counter markets. Portfolio transactions placed in such markets may be effected at either net prices without commissions, but which include compensation to the broker-dealer in the form of a mark up or mark down, or on an agency basis, which involves the payment of negotiated brokerage commissions to the broker-dealer, including electronic communication networks.

         Traditionally, commission rates have not been negotiated on stock markets outside the United States. Although in recent years many overseas stock markets have adopted a system of negotiated rates, a number of markets maintain an established schedule of minimum commission rates.

         Brokerage commissions paid by each of the Funds during the last three fiscal years ended July 31 are found in Appendix I.


COMMISSIONS

         During the last three fiscal years ended July 31, none of the Funds paid brokerage commissions to brokers affiliated with the Funds, AIM, AIM Distributors, or any affiliates of such entities.

         The Funds may engage in certain principal and agency transactions with banks and their affiliates that own 5% or more of the outstanding voting securities of an AIM Fund, provided the conditions of an exemptive order received by the AIM Funds from the SEC are met. In addition, a Fund may purchase or sell a security from or to certain other Funds or accounts (and may invest in Affiliated Money Market Funds) provided the Funds follow procedures adopted by the Boards of the various AIM Funds, including the Trust. These inter-fund transactions do not generate brokerage commissions but may result in custodial fees or taxes or other related expenses.

         Under the 1940 Act, certain persons affiliated with the Trust are prohibited from dealing with the Trust as principal in any purchase or sale of securities unless an exemptive order allowing such transactions is obtained from the SEC. The 1940 Act also prohibits the Trust from purchasing a security being publicly underwritten by a syndicate of which certain persons affiliated with the Trust are members except in accordance with certain conditions. These conditions may restrict the ability of the Funds to purchase municipal securities being publicly underwritten by such syndicate, and the Funds may be required to wait until the syndicate has been terminated before buying such securities. At such time, the market price of the securities may be higher or lower than the original offering price. A person affiliated with the Trust may, from time to time, serve as placement agent or financial advisor to an issuer of Municipal Securities and be paid a fee by such issuer. The Funds may purchase such Municipal Securities directly from the issuer, provided that the purchase is reviewed by the Board and a determination is made that the placement fee or other remuneration paid by the issuer to a person affiliated with the Trust is fair and reasonable in relation to the fees charged by others performing similar services.

BROKERAGE SELECTION

         Section 28(e) of the Securities Exchange Act of 1934 provides that AIM, under certain circumstances, lawfully may cause an account to pay a higher commission than the lowest available. Under Section 28(e), AIM must make a good faith determination that the commissions paid are "reasonable in relation to the value of the brokerage and research services provided ... viewed in terms of either that particular transaction or [AIM's] overall responsibilities with respect to the accounts as to which it exercises investment discretion." The services provided by the broker also must lawfully and appropriately assist AIM in the performance of its investment decision-making responsibilities. Accordingly, in recognition of research services provided to it, the Fund may pay a broker higher commissions than those available from another broker.

         Research services received from broker-dealers supplement AIM's own research (and the research of its affiliates), and may include the following types of information: statistical and background information on the U.S. and foreign economies, industry groups and individual companies; forecasts and interpretations with respect to the U.S. and foreign economies, securities, markets, specific industry groups and individual companies; information on federal, state, local and foreign political developments; portfolio management strategies; performance information on securities, indexes and investment accounts; information concerning prices of securities; and information supplied by specialized services to AIM and to the Trust's trustees with respect to the performance, investment activities, and fees and expenses of other mutual funds. Broker-dealers may communicate such information electronically, orally, in written form or on computer software. Research services may also include the providing of electronic communication of trade information and the providing of custody services, as well as the providing of equipment used to communicate research information, the providing of specialized consultations with AIM personnel with respect to computerized systems and data furnished to AIM as a component of other research services, the arranging of meetings with management of companies, and the providing of access to consultants who supply research information.

         The outside research assistance is useful to AIM since the broker-dealers used by AIM tend to provide a more in-depth analysis of a broader universe of securities and other matters than AIM's staff can follow. In addition, the research provides AIM with a diverse perspective on financial markets. Research services provided to AIM by broker-dealers are available for the benefit of all accounts managed or advised by AIM or by its affiliates. Some broker-dealers may indicate that the provision of research services is dependent upon the generation of certain specified levels of commissions and underwriting concessions by AIM's clients, including the Fund. However, the Fund is not under any obligation to deal with any broker-dealer in the execution of transactions in portfolio securities.

         In some cases, the research services are available only from the broker-dealer providing them. In other cases, the research services may be obtainable from alternative sources in return for cash payments. AIM believes that the research services are beneficial in supplementing AIM's research and analysis and that they improve the quality of AIM's investment advice. The advisory fee paid by the Fund is not reduced because AIM receives such services. However, to the extent that AIM would have purchased research services had they not been provided by broker-dealers, the expenses to AIM could be considered to have been reduced accordingly.


         AIM may determine target levels of brokerage business with various brokers on behalf of its clients (including the Funds) over a certain time period. The target levels will be based upon the following factors, among others: (1) the execution services provided by the broker; and (2) the research services provided by the broker. Portfolio transactions also may be effected through broker-dealers that recommend the Fund to their clients, or that act as agent in the purchase of a Fund's shares for their clients. AIM will not enter into a binding commitment with brokers to place trades with such brokers involving brokerage commissions in precise amounts.


DIRECTED BROKERAGE (RESEARCH SERVICES)


         Directed brokerage (research services) paid by each of the Funds during the last fiscal year ended July 31, 2004 are found in Appendix J.


REGULAR BROKERS OR DEALERS


         Information concerning each of the Fund's acquisition of securities of its regular brokers or dealers during the last fiscal year ended July 31, 2004, is found in Appendix J.


ALLOCATION OF PORTFOLIO TRANSACTIONS

         AIM and its affiliates manage numerous other investment accounts. Some of these accounts may have investment objectives similar to the Funds. Occasionally, identical securities will be appropriate for investment by one of the Funds and by another Fund or one or more of these investment accounts. However, the position of each account in the same securities and the length of time that each account may hold its investment in the same securities may vary. The timing and amount of purchase by each account will also be determined by its cash position. If the purchase or sale of securities is consistent with the investment policies of the Fund(s) and one or more of these accounts, and is considered at or about the same time, AIM will fairly allocate transactions in such securities among the Fund(s) and these accounts. AIM may combine such transactions, in accordance with applicable laws and regulations, to obtain the most favorable execution. Simultaneous transactions could, however, adversely affect the Fund's ability to obtain or dispose of the full amount of a security which it seeks to purchase or sell.

         Sometimes the procedure for allocating portfolio transactions among the various investment accounts advised by AIM results in transactions which could have an adverse effect on the price or amount of securities available to a Fund. In making such allocations, AIM considers the investment objectives and policies of its advisory clients, the relative size of portfolio holdings of the same or comparable securities, the availability of cash for investment, the size of investment commitments generally held, and the judgments of the persons responsible for recommending the investment. This procedure would apply to transactions in both equity and fixed income securities.

ALLOCATION OF INITIAL PUBLIC OFFERING ("IPO") TRANSACTIONS


         Certain of the AIM Funds or other accounts managed by AIM may become interested in participating in IPOs. Purchases of IPOs by one AIM Fund or account may also be considered for purchase by one or more other AIM Funds or accounts. It shall be AIM's practice to specifically combine or otherwise bunch indications of interest for IPOs for all AIM Funds and accounts participating in purchase transactions for that IPO, when the full amount of all IPO orders for such AIM Funds and accounts cannot be filled completely, and to allocate such transactions in accordance with the following procedures:



         AIM will determine the eligibility of each AIM Fund and account that seeks to participate in a particular IPO by reviewing a number of factors, including market capital/liquidity suitability and sector/style suitability of the investment with the AIM Fund's or account's investment objective, policies and strategies and current holdings. The allocation of securities issued in IPOs will be made to eligible AIM Funds and accounts on a pro rata basis based on order size. The requirement of pro-rata allocation is subject to limited exceptions - such as when the Funds or accounts are subject to special investment objectives or size constraints on investment positions.


         On occasion, when the Sub-Advisor is purchasing certain thinly-traded securities or shares in an initial public offering for the Funds or other clients, the situation may arise that the Sub-Advisor is unable to obtain sufficient securities to fill the orders of the Funds or all other relevant clients. In that situation, the Sub-Advisor is required to use pro-rata allocation methods that ensure the fair and equitable treatment of all clients. (Such methods may include, for example, pro-rata allocation on each relevant trade, or "rotational" allocation).

         The requirement of pro-rata allocation is subject to limited exceptions
- such as when the Funds or accounts are subject to special investment objectives or size constraints on investment positions.


                   PURCHASE, REDEMPTION AND PRICING OF SHARES

PURCHASE AND REDEMPTION OF SHARES

         Before the initial purchase of shares, an investor must submit a completed account application to his financial intermediary, who should forward the application to AIM Investment Services, Inc. at P.O. Box 4497, Houston, Texas 77210-4497. An investor may change information in his account application by submitting written changes or a new account application to his intermediary or to AIS.

         Purchase and redemption orders must be received in good order. To be in good order, the financial intermediary must give AIS all required information and documentation with respect to the investor. If the intermediary fails to deliver the investor's payment on the required settlement date, the intermediary must reimburse the Fund for any overdraft charges incurred.

         A financial intermediary may submit a written request to AIS for correction of transactions involving Fund shares. If AIS agrees to correct a transaction, and the correction requires a dividend adjustment, the intermediary must agree in writing to reimburse the Fund for any resulting loss.

         An investor may terminate his relationship with an intermediary and become the shareholder of record on his account. However, until the investor establishes a relationship with an intermediary, the investor will not be able to purchase additional shares of the Fund, except through the reinvestment of distributions.

         Payment for redeemed shares is normally made by Federal Reserve wire to the bank account designated in the investor's account application, but may be sent by check at the investor's request. By providing written notice to his financial intermediary or to AIS, an investor may change the bank account designated to receive redemption proceeds. AIS may request additional documentation.

         AIS may request that an intermediary maintain separate master accounts in the Fund for shares held by the intermediary (a) for its own account, for the account of other institutions and for accounts for which the intermediary acts as a fiduciary; and (b) for accounts for which the intermediary acts in some other capacity. An intermediary may aggregate its master accounts and subaccounts to satisfy the minimum investment requirement.

         Platform sponsors that provide investment vehicles to fund Section 401 defined contribution plans and have entered into written agreements with AIM Distributors to waive applicable investment minimums may purchase Institutional Class shares for accounts within such plans.

REDEMPTIONS BY THE FUNDS

         If the Funds determine that you have provided incorrect information in opening an account or in the course of conducting subsequent transactions, the Funds may, at their discretion, redeem the account and distribute the proceeds to you.

         Additional information regarding purchases and redemptions is located in the Funds' prospectus, under the headings "Purchasing Shares" and "Redeeming Shares."

         AUTHORIZED AGENTS. AIS and AIM Distributors may authorize agents to accept purchase and redemption orders that are in good form on behalf of the AIM Funds. In certain cases, these authorized agents are authorized to designate other intermediaries to accept purchase and redemption orders on a Fund's behalf. A Fund will be deemed to have received the purchase or redemption order when the Fund's authorized agent or its designee accepts the order. The order will be priced at the net asset value next determined after the order is accepted by a Fund's authorized agent or its designee.

ABANDONED PROPERTY. It is the responsibility of the investor to ensure that AIS maintains a correct address for his account(s). An incorrect address may cause an investor's account statements and other mailings to be returned to AIS. Upon receiving returned mail, AIS will attempt to locate the investor or rightful owner of the account. If unsuccessful, AIS will retain a shareholder locator service with a national information database to conduct periodic searches for the investor. If the search firm is unable to locate the investor, the search firm will determine whether the investor's account has legally been abandoned. AIS is legally obligated to escheat (or transfer) abandoned property to the appropriate state's unclaimed property administrator in accordance with statutory requirements. The investor's last known address of record determines which state has jurisdiction.

OFFERING PRICE

         Institutional Class shares of a Fund are offered at net asset value.

CALCULATION OF NET ASSET VALUE

For AIM Money Market Fund

         The net asset value per share of the Fund is determined daily as of 12:00 noon and the close of the customary trading session of the NYSE (generally 4:00 p.m. Eastern time) on each business day of the Fund. In the event the NYSE closes early (i.e. before 4:00 p.m. Eastern time) on a particular day, the net asset value of the Fund is determined as of the close of the NYSE on such day. Net asset value per share is determined by dividing the value of the Fund's securities, cash and other assets (including interest accrued but not collected) attributable to a particular class, less all its liabilities (including accrued expenses and dividends payable) attributable to that class, by the number of shares outstanding of that class and rounding the resulting per share net asset value to the nearest one cent. Determination of the net asset value per share is made in accordance with generally accepted accounting principles.

         The Fund uses the amortized cost method to determine its net asset value. Under the amortized cost method, each investment is valued at its cost and thereafter any discount or premium is amortized on a constant basis to maturity. While this method provides certainty of valuation, it may result in periods in which the amortized cost value of the Fund's investments is higher or lower than the price that would be received if the investments were sold. During periods of declining interest rates, use by the Fund of the amortized cost method of valuing its portfolio may result in a lower value than the market value of the portfolio, which could be an advantage to new investors relative to existing shareholders. The converse would apply in a period of rising interest rates.

         The Fund may use the amortized cost method to determine its net asset value so long as the Fund does not (a) purchase any instrument with a remaining maturity greater than 397 days (for these purposes, repurchase agreements shall not be deemed to involve the purchase by the Fund of the securities pledged as collateral in connection with such agreements) or (b) maintain a dollar-weighted average portfolio maturity in excess of 90 days, and otherwise complies with the terms of rules adopted by the SEC.


         The Board has established procedures designed to stabilize the Fund's net asset value per share at $1.00, to the extent reasonably possible. Such procedures include review of portfolio holdings by the trustees at such intervals as they may deem appropriate. The reviews are used to determine whether net asset value, calculated by using available market quotations, deviates from $1.00 per share and, if so, whether such deviation may result in material dilution or is otherwise unfair to investors or existing shareholders. In the event the trustees determine that a material deviation exists, they intend to take such corrective action as they deem necessary and appropriate. Such actions may include selling portfolio securities prior to maturity in order to realize capital gains or losses or to shorten average portfolio maturity, withholding dividends, redeeming shares in kind, or establishing a net asset value per share by using available market quotations. When available market quotations are used to establish net asset value, the net asset value could possibly be more or less than $1.00 per share. AIM Money Market Fund intends to comply with any amendments made to Rule 2a-7 which may require corresponding changes in the Fund's procedures which are designed to stabilize the Fund's price per share at $1.00.


For AIM High Yield Fund, AIM Limited Maturity Treasury Fund, AIM Real Estate Fund, AIM Short Term Bond Fund, AIM Total Return Bond Fund

         Each Fund determines its net asset value per share once daily as of the close of the customary trading session of the NYSE (generally 4:00 p.m. Eastern time) on each business day of the Fund. In the event the NYSE closes early (i.e., before 4:00 p.m. Eastern time) on a particular day, each Fund determines its net asset value per share as of the close of the NYSE on such day. For purposes of determining net asset value per share, futures and options contracts generally will be valued 15 minutes after the customary trading session of the NYSE. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. The Funds determines net asset value per share by dividing the value of a Fund's securities, cash and other assets (including interest accrued but not collected) attributable to a particular class, less all its liabilities (including accrued expenses and dividends payable) attributable to that class, by the total number of shares outstanding of that class. Determination of a Fund's net asset value per share is made in accordance with generally accepted accounting principles. The net asset value for shareholder transactions may be different than the net asset value reported in the Fund's financial statements due to adjustments required by generally accepted accounting principles made to the net assets of the Fund at period end.

         Each equity security (excluding convertible bonds) held by a Fund is valued at its last sales price on the exchange where the security is principally traded or, lacking any sales on a particular day, the security is valued at the closing bid price on that day. Each equity security traded in the over-the-counter market (but not including securities reported on the NASDAQ National Market System) is valued on the basis of prices furnished by independent pricing vendors or market makers. Each security reported on the NASDAQ National Market System is valued at the NASDAQ Official Closing Price ("NOCP") or absent a NOCP, at the closing bid price on that day. Debt securities (including convertible bonds) are fair valued using an evaluated quote provided by an independent pricing vendor. Evaluated quotes provided by the pricing vendor may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to special securities, dividend rate, yield, quality, coupon rate, maturity, type of issue, individual trading characteristics and other market data.



         Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and ask prices. Securities for which market quotations are not readily available or are unreliable, are valued at fair value as determined in good faith by or under the supervision of the Trust's officers in accordance with procedures approved by the Board. Short-term investments are valued at amortized cost when the security has 60 days or less to maturity.



         Generally, trading in corporate bonds, U.S. Government securities and money market instruments is substantially completed each day at various times prior to the close of the customary trading session of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined at such times. Occasionally, events affecting the values of such securities may occur between the times at which such values are determined and the close of the customary trading session of the NYSE. AIM believes if a development/event has actually caused a closing price to no longer reflect current market value, the closing price may be adjusted to reflect the fair value of the affected security as of the close of the NYSE as determined in good faith using procedures approved by the Board.



         Foreign securities are converted into U.S. dollar amounts using exchange rates as of the close of the NYSE. Trading in certain foreign securities, is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of each Fund's shares are determined as of the close of the respective markets. Events affecting the values of such foreign securities may occur between the times at which the particular foreign market closes and the close of the customary trading session of the NYSE. If an issuer specific event has occurred that AIM determines, in its judgment, is likely to have affected the closing price of a foreign security, it will price the security at fair value. Issuer specific events may include a merger or insolvency, events which affect a geographical area or an industry segment, such as political events or natural disasters, or market events, such as a significant movement in the U.S. market. AIM also relies on a screening process from a pricing vendor to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current market value as of the close of the NYSE. For foreign securities where AIM believes, at the approved degree of certainty, that the price is not reflective of current market value, AIM will use the indication of fair value from the pricing vendor to determine the fair value of the security. The pricing vendor, pricing methodology or degree of certainty may change from time to time. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, ADRs, domestic and foreign index futures, and exchange-traded funds.



         Fund securities primarily traded in foreign markets may be traded in such markets on days that are not business days of the Fund. Because the net asset value per share of each Fund is determined only on business days of the Fund, the value of the portfolio securities of a Fund that invests in foreign securities may be significantly affected on days when an investor cannot exchange or redeem shares of the Fund.

REDEMPTION IN KIND

         Although the Funds generally intend to pay redemption proceeds solely in cash, the Funds reserve the right to satisfy redemption requests by making payment in securities or other property (known as a redemption in kind). A Fund may make a redemption in kind, for instance, if a cash redemption would disrupt its operations or performance. Securities delivered as payment in redemptions in kind will be valued at the same value assigned to them in computing the applicable Fund's net asset value per share. Shareholders receiving such securities are likely to incur transaction and brokerage costs on their subsequent sales of such securities, and the securities may increase or decrease in value until the shareholder sells them. If a Fund has made an election under Rule 18f-1 under the 1940 Act, the Fund is obligated to redeem for cash all shares presented to such Fund for redemption by any one shareholder in an amount up to the lesser of $250,000 or 1% of the Fund's net assets in any 90-day period.


BACKUP WITHHOLDING


         Accounts submitted without a correct, certified taxpayer identification number or, alternatively, a completed IRS Form W-8 (for non-resident aliens) or Form W-9 (certifying exempt status) accompanying the registration information will generally be subject to backup withholding.

         Each AIM Fund, and other payers, generally must withhold 28% of redemption payments and reportable dividends (whether paid or accrued) in the case of any shareholder who fails to provide the Fund with a taxpayer identification number ("TIN") and a certification that he is not subject to backup withholding.

         An investor is subject to backup withholding if:

         1.       the investor fails to furnish a correct TIN to the Fund;

         2. the IRS notifies the Fund that the investor furnished an incorrect TIN;

         3. the investor or the Fund is notified by the IRS that the investor is subject to backup withholding because the investor failed to report all of the interest and dividends on such investor's tax return (for reportable interest and dividends only);

         4. the investor fails to certify to the Fund that the investor is not subject to backup withholding under (3) above (for reportable interest and dividend accounts opened after 1983 only); or

         5. the investor does not certify his TIN. This applies only to non-exempt mutual fund accounts opened after 1983.

         Interest and dividend payments are subject to backup withholding in all five situations discussed above. Redemption proceeds and long-term gain distributions are subject to backup withholding only if (1), (2) or (5) above applies.

         Certain payees and payments are exempt from backup withholding and information reporting. AIM or AIS will not provide Form 1099 to those payees.

         Investors should contact the IRS if they have any questions concerning withholding.

         IRS PENALTIES - Investors who do not supply the AIM Funds with a correct TIN will be subject to a $50 penalty imposed by the IRS unless such failure is due to reasonable cause and not willful neglect. If an investor falsifies information on this form or makes any other false statement resulting in no backup withholding on an account which should be subject to backup withholding, such investor may be subject to a $500 penalty imposed by the IRS and to certain criminal penalties including fines and/or imprisonment.

         NONRESIDENT ALIENS - Nonresident alien individuals and foreign entities are not subject to the backup withholding previously discussed, but must certify their foreign status by attaching IRS Form W-8 to their application. Form W-8 generally remains in effect for a period starting on the date the Form is signed and ending on the last day of the third succeeding calendar year. Such shareholders may, however, be subject to federal income tax withholding at a 30% rate on ordinary income dividends and other distributions. Under applicable treaty law, residents of treaty countries may qualify for a reduced rate of withholding or a withholding exemption.


                    DIVIDENDS, DISTRIBUTIONS AND TAX MATTERS

DIVIDENDS AND DISTRIBUTIONS


         It is the present policy of each Fund (except AIM Global Real Estate Fund and AIM Real Estate Fund) to declare daily and pay monthly net investment income dividends and declare and pay annually any capital gain distributions. It is each Fund's intention to distribute substantially all of its net investment income and realized net capital gains. In determining the amount of capital gains, if any, available for distribution, capital gains will be offset against available net capital losses, if any, carried forward from previous fiscal periods. All dividends and distributions will be automatically reinvested in additional shares of the same class of the Fund unless the shareholder has requested in writing to receive such dividends and distributions in cash or that they be invested in Institutional Class shares of another AIM Fund, subject to the terms and conditions set forth in the Prospectus under the caption "Special Plans - Automatic Dividend Investment." Such dividends and distributions will be reinvested at the net asset value per share determined on the ex-dividend date. If a shareholder's account does not have any shares in it on a dividend or capital gain distribution payment date, the dividend or distribution will be paid in cash whether or not the shareholder has elected to have such dividends or distributions reinvested.



         For each Fund (except AIM Cash Reserve Shares, AIM Global Real Estate Fund, AIM Money Market Fund and AIM Real Estate Fund), when purchase orders are received prior to noon EST, dividends will begin accruing on the first business day after the purchase order for shares of the Fund is effective (settle date), and accrue up to and including the day to which a redemption order is effective (settle date). Thus, if a purchase order is effective on Friday, dividends will begin accruing on Monday (unless Monday is not a business day of the Fund). For AIM Cash Reserve Shares and AIM Money Market Fund, when purchase orders are received prior to noon EST, dividends begin accruing on the first business day of the purchase order for shares of the Fund and accrue through the day prior to the redemption order.



         AIM Global Real Estate Fund and AIM Real Estate Fund makes quarterly distributions of its net investment income typically during the months of March, June, September and December. A portion of the dividends paid by a REIT may be considered return of capital and would not currently be regarded as taxable income to the AIM Real Estate Fund.


         Distributions paid by a Fund other than daily dividends have the effect of reducing the net asset value per share on the ex-dividend date by the amount of the dividend or distribution. Therefore, a dividend or distribution declared shortly after a purchase of shares by an investor would represent, in substance, a return of capital to the shareholder with respect to such shares even though it would be subject to income tax.

         Should the Trust incur or anticipate any unusual expense, loss or depreciation, which would adversely affect the net asset value per share of the AIM Money Market Fund or the net income per share of a class of the Fund for a particular period, the Board would at that time consider whether to adhere to the present dividend policy described above or to revise it in light of then prevailing circumstances. For example, if the net asset value per share of the AIM Money Market Fund was reduced, or was anticipated to be reduced, below $1.00, the Board might suspend further dividend payments on shares of the Fund until the net asset value returns to $1.00. Thus, such expense, loss or depreciation might result in a shareholder receiving no dividends for the period during which it held shares of the Fund and/or its receiving upon redemption a price per share lower than that which it paid.

TAX MATTERS

         The following is only a summary of certain additional tax considerations generally affecting the Funds and their shareholders that are not described in the Prospectus. No attempt is made to present a detailed explanation of the tax treatment of each Fund or its shareholders, and the discussion here and in the Prospectus is not intended as a substitute for careful tax planning.

         QUALIFICATION AS A REGULATED INVESTMENT COMPANY. Each Fund has elected to be taxed under Subchapter M of the Code as a regulated investment company and intends to maintain its qualification as such in each of its taxable years. As a regulated investment company, each Fund is not subject to federal income tax on the portion of its net investment income (i.e., taxable interest, dividends and other taxable ordinary income, net of expenses) and capital gain net income (i.e., the excess of capital gains over capital losses) that it distributes to shareholders, provided that it distributes an amount equal to (i) at least 90% of its investment company taxable income (i.e., net investment income, net foreign currency ordinary gain or loss and the excess of net short-term capital gain over net long-term capital loss) and (ii) at least 90% of the excess of its tax-exempt interest income under Code Section 103(a) over its deductions disallowed under Code Sections 265 and 171(a)(2) for the taxable year (the "Distribution Requirement"), and satisfies certain other requirements of the Code that are described below. Distributions by a Fund made during the taxable year or, under specified circumstances, within twelve months after the close of the taxable year, will be considered distributions of income and gain of the taxable year and can therefore satisfy the Distribution Requirement.


         Treasury regulations permit a regulated investment company, in determining its investment company taxable income and net capital gain (i.e., the excess of net long-term capital gain over net short-term capital loss) for any taxable year, to elect (unless it has made a taxable year election for excise tax purposes as discussed below) to treat all or part of any net capital loss, any net long-term capital loss or any net foreign currency loss incurred after October 31 as if it had been incurred in the succeeding year.


         Each Fund may use "equalization accounting" in determining the portion of its net investment income and capital gain net income that has been distributed. A Fund that elects to use equalization accounting will allocate a portion of its realized investment income and capital gain to redemptions of Fund shares and will reduce the amount of such income and gain that it distributes in cash. However, each Fund intends to make cash distributions for each taxable year in an aggregate amount that is sufficient to satisfy the Distribution Requirement without taking into account its use of equalization accounting. The Internal Revenue Service has not published any guidance concerning the methods to be used in allocating investment income and capital gains to redemptions of shares. In the event that the Internal Revenue Service determines that a Fund is using an improper method of allocation and has underdistributed its net investment income and capital gain net income for any taxable year, such Fund may be liable for additional federal income tax.


         In addition to satisfying the Distribution Requirement, a regulated investment company must derive at least 90% of its gross income from dividends, interest, certain payments with respect to securities loans, gains from the sale or other disposition of stock, securities or foreign currencies (to the extent such currency gains are directly related to the regulated investment company's principal business of investing in stock or securities), other income (including, but not limited to, gain from options, futures or forward contracts) derived from its business of investing in such stock, securities or currencies (for Fund taxable years beginning after October 22, 2004) net income derived from certain publicly traded partnerships (the "Income Requirement"). Under certain circumstances, a Fund may be required to sell portfolio holdings to meet this requirement.


         In addition to satisfying the requirements described above, each Fund must satisfy an asset diversification test in order to qualify as a regulated investment company (the "Asset Diversification Test").

Under this test, at the close of each quarter of each Fund's taxable year, at least 50% of the value of the Fund's assets must consist of cash and cash items, U.S. Government securities, securities of other regulated investment companies and securities of other issuers, as to which the Fund has not invested more than 5% of the value of the Fund's total assets in securities of such issuer and as to which the Fund does not hold more than 10% of the outstanding voting securities of such issuer, and no more than 25% of the value of its total assets may be invested in the securities of any one issuer (other than U.S. Government securities and securities of other regulated investment companies), of two or more issuers which the Fund controls and which are engaged in the same or similar trades or businesses or of certain publicly traded partnerships (for Fund taxable years beginning after October 22, 2004).


         For purposes of the Asset Diversification Test, the IRS has ruled that the issuer of a purchased listed call option on stock is the issuer of the stock underlying the option. The IRS has also informally ruled that, in general, the issuers of purchased or written call and put options on securities, of long and short positions on futures contracts on securities and of options on such future contracts are the issuers of the securities underlying such financial instruments where the instruments are traded on an exchange.

         Where the writer of a listed call option owns the underlying securities, the IRS has ruled that the Asset Diversification Test will be applied solely to such securities and not to the value of the option itself. With respect to options on securities indexes, futures contracts on securities indexes and options on such futures contracts, the IRS has informally ruled that the issuers of such options and futures contracts are the separate entities whose securities are listed on the index, in proportion to the weighing of securities in the computation of the index. It is unclear under present law who should be treated as the issuer of forward foreign currency exchange contracts, of options on foreign currencies, or of foreign currency futures and related options. It has been suggested that the issuer in each case may be the foreign central bank or the foreign government backing the particular currency. Due to this uncertainty and because the Funds may not rely on informal rulings of the IRS, the Funds may find it necessary to seek a ruling from the IRS as to the application of the Asset Diversification Test to certain of the foregoing types of financial instruments or to limit its holdings of some or all such instruments in order to stay within the limits of such test.

         Under an IRS revenue procedure, a Fund may treat its position as lender under a repurchase agreement as a U.S. Government security for purposes of the Asset Diversification where the repurchase agreement is fully collateralized (under applicable SEC standards) with securities that constitute U.S. Government securities


         If for any taxable year a Fund does not qualify as a regulated investment company, all of its taxable income (including its net capital gain) will be subject to tax at regular corporate rates without any deduction for distributions to shareholders, and such distributions will be taxable as ordinary dividends to the extent of such Fund's current and accumulated earnings and profits. Such distributions generally will be eligible for the dividends received deduction (to the extent discussed below) in the case of corporate shareholders and will be included in the qualified dividend income of noncorporate shareholders and will be included in the qualified dividend income of noncorporate shareholders. See "Fund Distributions" below.


         DETERMINATION OF TAXABLE INCOME OF A REGULATED INVESTMENT COMPANY. In general, gain or loss recognized by a Fund on the disposition of an asset will be a capital gain or loss. However, gain recognized on the disposition of a debt obligation purchased by a Fund at a market discount (generally, at a price less than its principal amount) will be treated as ordinary income to the extent of the portion of the market discount which accrued during the period of time the Fund held the debt obligation unless the Fund made an election to accrue market discount into income. If a Fund purchases a debt obligation that was originally issued at a discount, the Fund is generally required to include in gross income each year the portion of the original issue discount which accrues during such year. In addition, under the rules of Code Section 988, gain or loss recognized on the disposition of a debt obligation denominated in a foreign currency or an option with respect thereto (but only to the extent attributable to changes in foreign currency exchange rates), and gain or loss recognized on the disposition of a foreign currency forward contract or of foreign currency itself, will generally be treated as ordinary income or loss. In certain cases, a Fund may make an election to treat such gain or loss as capital.

         Certain hedging transactions that may be engaged in by certain of the Funds (such as short sales "against the box") may be subject to special tax treatment as "constructive sales" under Section 1259 of the Code if a Fund holds certain "appreciated financial positions" (defined generally as any interest (including a futures or forward contract, short sale or option) with respect to stock, certain debt instruments, or partnership interests if there would be a gain were such interest sold, assigned, or otherwise terminated at its fair market value). Upon entering into a constructive sales transaction with respect to an appreciated financial position, a Fund will generally be deemed to have constructively sold such appreciated financial position and will recognize gain as if such position were sold, assigned, or otherwise terminated at its fair market value on the date of such constructive sale (and will take into account any gain for the taxable year which includes such date).

         Some of the forward foreign currency exchange contracts, options and futures contracts that certain of the Funds may enter into will be subject to special tax treatment as "Section 1256 contracts." Section 1256 contracts that a Fund holds are treated as if they are sold for their fair market value on the last business day of the taxable year, regardless of whether a taxpayer's obligations (or rights) under such contracts have terminated (by delivery, exercise, entering into a closing transaction or otherwise) as of such date. Any gain or loss recognized as a consequence of the year-end deemed disposition of
Section 1256 contracts is combined with any other gain or loss that was previously recognized upon the termination of Section 1256 contracts during that taxable year. The net amount of such gain or loss for the entire taxable year (including gain or loss arising as a consequence of the year-end deemed sale of such contracts) is deemed to be 60% long-term and 40% short-term gain or loss. If such a future or option is held as an offsetting position and can be considered a straddle under Section 1092 of the Code, such a straddle will constitute a mixed straddle. A mixed straddle will be subject to both Section 1256 and Section 1092 unless certain elections are made by the Fund.

          Other hedging transactions in which the Funds may engage may result in "straddles" or "conversion transactions" for U.S. federal income tax purposes. The straddle and conversion transaction rules may affect the character of gains (or in the case of the straddle rules, losses) realized by the Funds. In addition, losses realized by the Funds on positions that are part of a straddle may be deferred under the straddle rules, rather than being taken into account in calculating the taxable income for the taxable year in which the losses are realized. Because only a few regulations implementing the straddle rules and the conversion transaction rules have been promulgated, the tax consequences to the Funds of hedging transactions are not entirely clear. The hedging transactions may increase the amount of short-term capital gain realized by the Funds (and, if they are conversion transactions, the amount of ordinary income) which is taxed as ordinary income when distributed to shareholders.

          Because application of any of the foregoing rules governing Section 1256 contracts, constructive sales, straddle and conversion transactions may affect the character of gains or losses, defer losses and/or accelerate the recognition of gains or losses from the affected investment or straddle positions, the taxable income of a Fund may exceed or be less than its book income. Accordingly, the amount which must be distributed to shareholders and which will be taxed to shareholders as ordinary income qualified dividend income, or long-term capital gain may also differ from the book income of the Fund and may be increased or decreased as compared to a fund that did not engage in such transactions.

         AIM Limited Maturity Treasury Fund may enter into notional principal contracts, including interest rate swaps, caps, floors and collars. Under Treasury regulations, in general, the net income or deduction from a notional principal contract for a taxable year is included in or deducted from gross income for that taxable year. The net income or deduction from a notional principal contract for a taxable year equals the total of all of the periodic payments (generally, payments that are payable or receivable at fixed periodic intervals of one year or less during the entire term of the contract) that are recognized from that contract for the taxable year and all of the non-periodic payments (including premiums for caps, floors and collars), even if paid in periodic installments, that are recognized from that contract for the taxable year. A periodic payment is recognized ratably over the period to which it relates. In general, a non-periodic payment must be recognized over the term of the notional principal contract in a manner that reflects the economic substance of the contract. A non-periodic payment that relates to an interest rate swap, cap, floor or collar shall be recognized over the term of the contract by allocating it in accordance with the values of a series of cash-settled forward or option contracts that reflect the specified index and notional principal amount upon which the notional principal contract is based (or, in the case of a swap or of a cap or floor that hedges a debt instrument, under alternative methods contained in the regulations and, in the case of other notional principal contracts, under alternative methods that the IRS may provide in a revenue procedure).

         EXCISE TAX ON REGULATED INVESTMENT COMPANIES. A 4% non-deductible excise tax is imposed on a regulated investment company that fails to distribute in each calendar year an amount equal to 98% of ordinary taxable income for the calendar year and 98% of capital gain net income (excess of capital gains over capital losses) for the one-year period ended on October 31 of such calendar year (or, at the election of a regulated investment company having a taxable year ending November 30 or December 31, for its taxable year (a "taxable year election")). The balance of such income must be distributed during the next calendar year. For the foregoing purposes, a regulated investment company is treated as having distributed any amount on which it is subject to income tax for any taxable year ending in such calendar year.

         For purposes of the excise tax, a regulated investment company shall
(1) reduce its capital gain net income (but not below its net capital gain) by the amount of any net ordinary loss for the calendar year and (2) exclude
Section 988 foreign currency gains and losses incurred after October 31 (or after the end of its taxable year if it has made a taxable year election) in determining the amount of ordinary taxable income for the current calendar year (and, instead, include such gains and losses in determining ordinary taxable income for the succeeding calendar year).

         Each Fund generally intends to make sufficient distributions or deemed distributions of its ordinary taxable income and capital gain net income prior to the end of each calendar year to avoid liability for the excise tax. However, in the event that the Internal Revenue Service determines that a Fund is using an improper method of allocation for purposes of equalization accounting (as discussed above), such Fund may be liable for excise tax. Moreover, investors should note that a Fund may in certain circumstances be required to liquidate portfolio investments to make sufficient distributions to avoid excise tax liability. In addition, under certain circumstances, a Fund may elect to pay a minimal amount of excise tax.

         PFIC INVESTMENTS. Those Funds that are permitted to invest in foreign equity securities may invest in stocks of foreign companies that are classified under the Code as passive foreign investment companies ("PFICs"). In general, a foreign company is classified as a PFIC if at least one-half of its assets constitute investment-type assets or 75% or more of its gross income is investment-type income.

         The application of the PFIC rules may affect, among other things, the character of gain, the amount of gain or loss and the timing of the recognition and character of income with respect to PFIC stock, as well as subject the Funds themselves to tax on certain income from PFIC stock. For these reasons the amount that must be distributed to shareholders, and which will be taxed to shareholders as ordinary income or long-term capital gain, may be increased or decreased substantially as compared to a fund that did not invest in PFIC stock.

         SWAP AGREEMENTS. AIM Real Estate Fund, AIM Short Term Bond Fund and AIM Total Return Bond Fund may each enter into swap agreements. The rules governing the tax aspects of swap agreements are in a developing stage and are not entirely clear in certain respects. Accordingly, while a Fund intends to account for such transactions in a manner deemed to be appropriate, the IRS might not accept such treatment. If it did not, the status of a Fund as a regulated investment company might be affected. Each Fund intends to monitor developments in this area. Certain requirements that must be met under the Code in order for a Fund to qualify as a regulated investment company may limit the extent to which a Fund will be able to engage in swap agreements.

         FUND DISTRIBUTIONS. Each Fund anticipates distributing substantially all of its investment company taxable income for each taxable year. Such distributions will be taxable to shareholders as ordinary income and treated as dividends for federal income tax purposes, but they will qualify for the 70% dividends received deduction for corporations and as qualified dividend income for individuals and other non-corporate taxpayers to the extent discussed below.

         A Fund may either retain or distribute to shareholders its net capital gain (net long-term capital gain over net short-term capital loss) for each taxable year. Each Fund currently intends to distribute any such amounts. If net capital gain is distributed and designated as a capital gain dividend, it will be taxable to shareholders as long-term capital gain (currently taxable at a maximum rate of 15% for noncorporate shareholders) regardless of the length of time the shareholder has held his shares or whether such gain was recognized by the Fund prior to the date on which the shareholder acquired his shares. Conversely, if a Fund elects to retain its net capital gain, the Fund will be taxed thereon (except to the extent of any available capital loss carry forwards) at the 35% corporate tax rate. If a Fund elects to retain its net capital gain, it is expected that the Fund also will elect to have shareholders treated as if each received a distribution of its pro rata share of such gain, with the result that each shareholder will be required to report its pro rata share of such gain on its tax return as long-term capital gain, will receive a refundable tax credit for its pro rata share of tax paid by the Fund on the gain, and will increase the tax basis for its shares by an amount equal to the deemed distribution less the tax credit.

         Ordinary income dividends paid by a Fund with respect to a taxable year will qualify for the 70% dividends received deduction generally available to corporations (other than corporations, such as "S" corporations, which are not eligible for the deduction because of their special characteristics and other than for purposes of special taxes such as the accumulated earnings tax and the personal holding company tax) to the extent of the amount of qualifying dividends received by the Fund from domestic corporations for the taxable year. However, the alternative minimum tax applicable to corporations may reduce the value of the dividends received deduction.

         Ordinary income dividends paid by a Fund to individuals and other noncorporate taxpayers will be treated as qualified dividend income that is subject to tax at a maximum rate of 15% to the extent of the amount of qualifying dividends received by the Fund from domestic corporations and from foreign corporations that are either incorporated in a possession of the United States, or are eligible for benefits under certain income tax treaties with the United States that include an exchange of information program. In addition, qualifying dividends include dividends paid with respect to stock of a foreign corporation that is readily tradable on an established securities market in the United States. However, dividends received by the Fund from foreign personal holding companies, foreign investment companies or PFICs are not qualifying dividends. If the qualifying dividend income received by a Fund is equal to 95% (or a greater percentage) of the Fund's gross income (exclusive of net capital gain) in any taxable year, all of the ordinary income dividends paid by the Fund will be qualifying dividend income.

         Alternative minimum tax ("AMT") is imposed in addition to, but only to the extent it exceeds, the regular tax and is computed at a maximum rate of 28% for non-corporate taxpayers and 20% for corporate taxpayers on the excess of the taxpayer's alternative minimum taxable income ("AMTI") over an exemption amount. However, the AMT on capital gain dividends and qualified dividend income paid by a Fund to a noncorporate shareholder may not exceed a maximum rate of 15%. The corporate dividends received deduction is not itself an item of tax preference that must be added back to taxable income or is otherwise disallowed in determining a corporation's AMTI. However, corporate shareholders will generally be required to take the full amount of any dividend received from the Fund into account (without a dividends received deduction) in determining their adjusted current earnings, which are used in computing an additional corporate preference item (i.e., 75% of the excess of a corporate taxpayer's adjusted current earnings over its AMTI (determined without regard to this item and the AMTI net operating loss deduction)) that is includable in AMTI. However, certain small corporations are wholly exempt from the AMT.

         Distributions by a Fund that are not made from earnings and profits will be treated as a return of capital to the extent of (and in reduction of) the shareholder's tax basis in his shares; any excess will be treated as gain from the sale of his shares.

         Distributions by a Fund will be treated in the manner described above regardless of whether such distributions are paid in cash or reinvested in additional shares of the Fund (or of another Fund). Shareholders receiving a distribution in the form of additional shares will be treated as receiving a distribution in an amount equal to the fair market value of the shares received, determined as of the reinvestment date.

         Ordinarily, shareholders are required to take distributions by a Fund into account in the year in which the distributions are made. However, dividends declared in October, November or December of any year and payable to shareholders of record on a specified date in such a month will be deemed to have been received by the shareholders (and made by the Fund) on December 31 of such calendar year if such dividends are actually paid in January of the following year. Shareholders will be advised annually as to the U.S. federal income tax consequences of distributions made (or deemed made) during the year in accordance with the guidance that has been provided by the IRS.

          If the net asset value of shares is reduced below a shareholder's cost as a result of a distribution by a Fund, such distribution generally will be taxable even though it represents a return of invested capital. Investors should be careful to consider the tax implications of buying shares of a Fund just prior to a distribution. The price of shares purchased at this time may reflect the amount of the forthcoming distribution. Those purchasing just prior to a distribution will receive a distribution which generally will be taxable to them.

         SALE OR REDEMPTION OF SHARES. A shareholder will recognize gain or loss on the sale or redemption of shares of a Fund in an amount equal to the difference between the proceeds of the sale or redemption and the shareholder's adjusted tax basis in the shares. All or a portion of any loss so recognized may be deferred under the wash sale rules if the shareholder purchases other shares of the Fund within 30 days before or after the sale or redemption. In general, any gain or loss arising from (or treated as arising from) the sale or redemption of shares of a Fund will be considered capital gain or loss and will be long-term capital gain or loss if the shares were held for longer than one year. Currently, any long-term capital gain recognized by a non-corporate shareholder will be subject to tax at a maximum rate of 15%. However, any capital loss arising from the sale or redemption of shares held for six months or less will be treated as a long-term capital loss to the extent of the amount of capital gain dividends received on such shares. Capital losses in any year are deductible only to the extent of capital gains plus, in the case of a non-corporate taxpayer, $3,000 of ordinary income.

         BACKUP WITHHOLDING. The Funds may be required to withhold 28% of taxable distributions and/or redemption payments. For more information refer to "Purchase, Redemption and Pricing of Shares - Backup Withholding".

         FOREIGN SHAREHOLDERS. Taxation of a shareholder who, as to the United States, is a nonresident alien individual, foreign trust or estate, foreign corporation, or foreign partnership ("foreign shareholder"), depends on whether the income from a Fund is "effectively connected" with a U.S. trade or business carried on by such shareholder. If the income from a Fund is not effectively connected with a U.S. trade or business carried on by a foreign shareholder, distributions (other than distributions of long-term and short-term capital gain and of certain types of interest income) will be subject to U.S. withholding tax at the rate of 30% (or lower treaty rate) upon the gross amount of the distribution to the extent discussed below. Such a foreign shareholder would generally be exempt from U.S. federal income tax on gain realized on the redemption of shares of a Fund, capital gain dividends and amounts retained by a Fund that are designated as undistributed net capital gain.

         As a consequence of the enactment of the American Jobs Creation Act of 2004, such a foreign shareholder will also generally be exempt from U.S. federal income tax on distributions that a Fund designates as for Fund taxable years beginning after December 31, 2004 and before January 1, 2008.

The aggregate amount that may be designated as short-term capital gain dividends for a Fund's taxable year is generally equal to the excess (if any) of the Fund's net short-term capital gain over its net long-term capital loss. The aggregate amount designated as interest-related dividends for any Fund taxable year is generally limited to the excess of the amount of "qualified interest income" of the Fund over allocable expenses. Qualified interest income is generally equal to the sum of a Fund's U.S. source income that constitutes (1) bank deposit interest; (2) short-term original issue discount that is exempt from withholding tax; (3) interest on a debt obligation which is in registered form, unless it is earned on a debt obligation issued by a corporation or partnership in which the Fund holds a 10-percent ownership interest or its payment is contingent on certain events; and (4) interest-related dividends received from another regulated investment company.


         If the income from a Fund is effectively connected with a U.S. trade or business carried on by a foreign shareholder, then ordinary income dividends, capital gain dividends short-term capital gain dividends, interest-related dividends and any gains realized upon the sale or redemption of shares of the Fund will be subject to U.S. federal income tax at the rates applicable to U.S. citizens or domestic corporations.


         In the case of foreign non-corporate shareholders, a Fund may be required to withhold U.S. federal income tax at a rate of 28% on distributions that are otherwise exempt from withholding tax (or taxable at a reduced treaty rate) unless such shareholders furnish the Fund with proper notification of their foreign status.

         Foreign shareholders may be subject to U.S. withholding tax at a rate of 30% on the income resulting from the Foreign Tax Election, but may not be able to claim a credit or deduction with respect to the withholding tax for the foreign tax treated as having been paid by them.

         Foreign persons who file a United States tax return to obtain a U.S. tax refund and who are not eligible to obtain a social security number must apply to the IRS for an individual taxpayer identification number, using IRS Form W-7. For a copy of the IRS Form W-7 and accompanying instructions, please contact your tax advisor or the IRS.

         Transfers by gift of shares of a Fund by a foreign shareholder who is a nonresident alien individual will not be subject to U.S. federal gift tax. An individual who, at the time of death, is a foreign shareholder will nevertheless be subject to U.S. federal estate tax with respect to shares at the graduated rates applicable to U.S. citizens and residents, unless a treaty exception applies. In the absence of a treaty, there is a $13,000 statutory estate tax credit. Estates of decedents dying after December 31, 2004 and before January 1, 2008 will be able to exempt from federal estate tax the proportion of the value of a Fund's shares attributable to "qualifying assets" held by the Fund at the end of the quarter immediately preceding the decedent's death (or such other time as the Internal Revenue Service may designate in regulations). Qualifying assets include bank deposits and other debt obligations that pay interest or accrue original issue discount that is exempt from withholding tax, debt obligations of a domestic corporation that are treated as giving rise to foreign source income, and other investments that are not treated for tax purposes as being within the United States. Shareholders will be advised annually of the portion of a Fund's assets that constituted qualifying assets at the end of each quarter of its taxable year.

          The tax consequences to a foreign shareholder entitled to claim the benefits of an applicable tax treaty may be different from those described herein. Foreign shareholders are urged to consult their own tax advisers with respect to the particular tax consequences to them of an investment in a Fund, including the applicability of foreign tax.

         FOREIGN INCOME TAX. Investment income received by each Fund from sources within foreign countries may be subject to foreign income tax withheld at the source. The United States has entered into tax treaties with many foreign countries which entitle the Funds to a reduced rate of, or exemption from, tax on such income. It is impossible to determine the effective rate of foreign tax in advance since the amount of a Fund's assets to be invested in various countries is not known.

          If more than 50% of the value of a Fund's total assets at the close of each taxable year consists of the stock or securities of foreign corporations, the Fund may elect to "pass through" to the Fund's shareholders the amount of foreign income tax paid by the Fund (the "Foreign Tax Election"). Pursuant to the Foreign Tax Election, shareholders will be required (i) to include in gross income, even though not actually received, their respective pro-rata shares of the foreign income tax paid by the Fund that are attributable to any distributions they receive; and (ii) either to deduct their pro-rata share of foreign tax in computing their taxable income, or to use it (subject to various Code limitations) as a foreign tax credit against Federal income tax (but not both). No deduction for foreign tax may be claimed by a non-corporate shareholder who does not itemize deductions or who is subject to alternative minimum tax.

          Unless certain requirements are met, a credit for foreign tax is subject to the limitation that it may not exceed the shareholder's U.S. tax (determined without regard to the availability of the credit) attributable to the shareholder's foreign source taxable income. In determining the source and character of distributions received from a Fund for this purpose, shareholders will be required to allocate Fund distributions according to the source of the income realized by the Fund. Each Fund's gain from the sale of stock and securities and certain currency fluctuation gain and loss will generally be treated as derived from U.S. sources. In addition, the limitation on the foreign tax credit is applied separately to foreign source "passive" income, such as dividend income, and the portion of foreign source income consisting of qualified dividend income is reduced by approximately 57% to account for the tax rate differential. Individuals who have no more than $300 ($600 for married persons filing jointly) of creditable foreign tax included on Form 1099 and whose foreign source income is all "qualified passive income" may elect each year to be exempt from the foreign tax credit limitation and will be able to claim a foreign tax credit without filing Form 1116 with its corresponding requirement to report income and tax by country. Moreover, no foreign tax credit will be allowable to any shareholder who has not held his shares of the Fund for at least 16 days during the 30-day period beginning 15 days before the day such shares become ex-dividend with respect to any Fund distribution to which foreign income taxes are attributed (taking into account certain holding period reduction requirements of the Code). Because of these limitations, shareholders may be unable to claim a credit for the full amount of their proportionate shares of the foreign income tax paid by a Fund.

         EFFECT OF FUTURE LEGISLATION; LOCAL TAX CONSIDERATIONS. The foregoing general discussion of U.S. federal income tax consequences is based on the Code and the regulations issued thereunder as in effect on November 10, 2004. Future legislative or administrative changes or court decisions may significantly change the conclusions expressed herein, and any such changes or decisions may have a retroactive effect with respect to the transactions contemplated herein.

         Rules of state and local taxation of ordinary income, qualified dividend income and capital gain dividends may differ from the rules for U.S. federal income taxation described above. Distributions may also be subject to additional state, local and foreign taxes depending on each shareholder's particular situation. Non-U.S. shareholders may be subject to U.S. tax rules that differ significantly from those summarized above. Shareholders are urged to consult their tax advisers as to the consequences of these and other state and local tax rules affecting investment in the Funds.


                           DISTRIBUTION OF SECURITIES

DISTRIBUTOR

         The Trust has entered into a master distribution agreement, as amended, relating to the Fund (the "Distribution Agreement") with AIM Distributors, a registered broker-dealer and a wholly owned subsidiary of AIM, pursuant to which AIM Distributors acts as the distributor of shares of the Fund. The address of AIM Distributors is P.O. Box 4739, Houston, Texas 77210-4739. Certain trustees and officers of the Trust are affiliated with AIM Distributors. See "Management of the Trust."

         The Distribution Agreement provides AIM Distributors with the exclusive right to distribute shares of the Fund on a continuous basis directly and through institutions with whom AIM Distributors has entered into selected dealer agreements. AIM Distributors has not undertaken to sell any specified number of shares of the Institutional Class.

         The Trust (on behalf of the Institutional Class) or AIM Distributors may terminate the Distribution Agreements on sixty (60) days' written notice without penalty. The Distribution Agreement will terminate automatically in the event of its assignment.


         AIM Distributors or one or more of its corporate affiliates (collectively, the "ADI Affiliates") may make additional cash payments to financial advisors in connection with the promotion and sale of shares of AIM funds. ADI Affiliates makes these payments from its own resources, from AIM Distributors' retention of underwriting concessions and from payments to AIM Distributors under Rule 12b-1 plans. These additional cash payments are described below. The categories described below are not mutually exclusive. The same financial advisor may receive payments under more than one or all categories. Most financial advisors that sell shares of AIM funds receive one or more types of these cash payments.



         In this context, "financial advisors" include any broker, dealer, bank (including bank trust departments), registered investment advisor, financial planner, retirement plan administrator and any other financial intermediary having a selling, administration or similar agreement with ADI Affiliates.



         REVENUE SHARING PAYMENTS. ADI Affiliates makes revenue sharing payments as incentives to certain financial advisors to promote and sell shares of AIM funds. The benefits ADI Affiliates receives when it makes these payments include, among other things, placing AIM funds on the financial advisor's funds sales system, placing AIM funds on the financial advisor's preferred or recommended fund list, and access (in some cases on a preferential basis over other competitors) to individual members of the financial advisor's sales force or to the financial advisor's management. Revenue sharing payments are sometimes referred to as "shelf space" payments because the payments compensate the financial advisor for including AIM funds in its fund sales system (on its "sales shelf"). ADI Affiliates compensates financial advisors differently depending typically on the level and/or type of considerations provided by the financial advisor.



         The revenue sharing payments ADI Affiliates makes may be calculated on the average daily net assets of the applicable AIM funds attributable to that particular financial advisor ("Asset-Based Payments"), in which case the total amount of such cash payments shall not exceed 0.10% per annum of those assets during a defined period. Asset-Based Payments primarily create incentives to retain previously sold shares of AIM funds in investor accounts.



         ADMINISTRATIVE AND PROCESSING SUPPORT PAYMENTS. ADI Affiliates also may make payments to certain financial advisors that sell AIM Fund shares for certain administrative services, including record keeping and sub-accounting shareholder accounts. Payments for these services typically do not exceed 0.10% of average annual assets.



         OTHER CASH PAYMENTS. From time to time, ADI Affiliates, at its expense, may provide additional compensation to financial advisors which sell or arrange for the sale of shares of the Fund. Such compensation provided by ADI Affiliates may include financial assistance to financial advisors that enable ADI Affiliates to participate in and/or present at conferences or seminars, sales or training programs for invited registered representatives and other employees, client entertainment, client and investor events, and other financial advisor-sponsored events, and travel expenses, including lodging incurred by registered representatives and other employees in connection with client prospecting, retention and due diligence trips. Other compensation may be offered to the extent not prohibited by state laws or any self-regulatory agency, such as the NASD. ADI Affiliates makes payments for entertainment events it deems appropriate, subject to ADI Affiliates guidelines and applicable law. These payments may vary depending upon the nature of the event or the relationship.

         ADI Affiliates is motivated to make the payments described above since they promote the sale of AIM fund shares and the retention of those investments by clients of financial advisors. To the extent financial advisors sell more shares of AIM funds or retain shares of AIM funds in their clients' accounts, ADI Affiliates benefits from the incremental management and other fees paid to ADI Affiliates by the AIM funds with respect to those assets.



         In certain cases these payments could be significant to the financial advisor. Your financial advisor may charge you additional fees or commissions other than those disclosed in this prospectus. You can ask your financial advisor about any payments it receives from ADI Affiliates or the AIM funds, as well as about fees and/or commissions it charges.


                         CALCULATION OF PERFORMANCE DATA

         Although performance data may be useful to prospective investors when comparing a Fund's performance with other funds and other potential investments, investors should note that the methods of computing performance of other potential investments are not necessarily comparable to the methods employed by a Fund.

Average Annual Total Return Quotation

         The standard formula for calculating average annual total return is as follows:

                                         n
                                   P(1+T) =ERV

Where           P       =    a hypothetical initial payment of $1,000;

                T       =    average annual total return (assuming the
                             applicable maximum sales load is deducted at the beginning of the one, five, or ten year periods);

                n       =    number of years; and

                ERV     =    ending redeemable value of a hypothetical $1,000
                             payment at the end of the one, five, or ten year periods (or fractional portion of such period).



         The average annual total returns for the Fund, with respect to its Institutional Class Shares for the one, five and ten year periods (or since inception if less than ten years) ended July 31, 2004 are found in Appendix K.


         Total returns quoted in advertising reflect all aspects of a Fund's return, including the effect of reinvesting dividends and capital gain distributions, and any change in the Fund's net asset value per share over the period. Cumulative total return reflects the performance of the Fund over a stated period of time. Average annual total returns are calculated by determining the growth or decline in value of a hypothetical investment in the Fund over a stated period of time, and then calculating the annually compounded percentage rate that would have produced the same result if the rate of growth or decline in value had been constant over the period. A Fund's total return is calculated in accordance with a standardized formula for computation of annualized total return.

         A Fund's total return shows its overall change in value, including changes in share price and assuming all the Fund's dividends and capital gain distributions are reinvested. A cumulative total return reflects the Fund's performance over a stated period of time. An average annual total return reflects the hypothetical compounded annual rate of return that would have produced the same cumulative total return if the Fund's performance had been constant over the entire period. Because average annual returns tend to even out variations in the Fund's return, investors should recognize that such returns are not the same as actual year-by-year results. To illustrate the components of overall performance, the Fund may separate its cumulative and average annual returns into income results and capital gains or losses.

Alternative Total Return Quotations

         Standard total return quotes may be accompanied by total return figures calculated by alternative methods. For example, average annual total return may be calculated without assuming payment of the full sales load according to the following formula:

                                         n
                                   P(1+U) =ERV

Where           P      =   a hypothetical initial payment of $1,000;

                U      =   average annual total return assuming payment of
                           only a stated portion of, or none of, the applicable maximum sales load at the beginning of the stated period;

                n      =   number of years; and

                ERV    =   ending redeemable value of a hypothetical $1,000
                           payment at the end of the stated period.

         Cumulative total return across a stated period may be calculated as follows:

                                   P(1+V)=ERV

Where           P      =   a hypothetical initial payment of $1,000;

                V      =   cumulative total return assuming payment of all of,
                           a stated portion of, or none of, the applicable maximum sales load at the beginning of the stated period; and

                ERV    =   ending redeemable value of a hypothetical $1,000
                           payment at the end of the stated period.


         The cumulative total returns for each Fund, with respect to its Institutional Class Shares, for the one, five and ten year periods (or since inception if less than ten years) ended January 31, 2004 are found in Appendix K.


Calculation of Certain Performance Data


         AIM Global Real Estate Fund, AIM High Yield Fund, AIM Real Estate Fund, AIM Short Term Bond Fund and AIM Total Return Bond Fund may also use a restated or a blended performance calculation to derive certain performance data shown for their Institutional Class shares in this Statement of Additional Information and in the Funds' advertisements and other sales material. If the Funds' Institutional Class shares were not offered to the public during the performance period covered, the performance data shown will be the restated historical performance of the Funds' Class A shares (Class C shares for AIM Short Term Bond
Fund) at net asset value and reflecting the Rule 12b-1 fees applicable to the Class A shares (Class C shares for AIM Short Term Bond Fund). If the Funds' Institutional Class shares were offered to the public only during a portion of the performance period covered, the performance data shown will be the blended returns of the historical performance of the Funds' Institutional Class shares since their inception and the restated historical performance of the Funds' Class A shares or Class C shares for AIM Short Term Bond Fund (for periods prior to inception of the Institutional Class shares) at net asset value and reflecting the Rule 12b-1 fees applicable to the Class A shares (Class C shares for AIM Short Term Bond Fund). If the Funds' Institutional Class shares were offered to the public during the entire performance period covered, the performance data shown will be the historical performance of the Funds' Institutional Class shares.


         A restated or blended performance calculation may be used to derive (i) the Funds', except for AIM Money Market Fund, standardized average annual total returns over a stated period and (ii) the Funds' non-standardized cumulative total returns over a stated period.

         A restated or blended performance calculation may be used to derive AIM Money Market Funds' non-standardized average annual total returns over a stated period.

Average Annual Total Return (After Taxes on Distributions) Quotation

         A Fund's average annual total return (after taxes on distributions) shows its overall change in value, including changes in share price and assuming all the Fund's dividends and capital gain distributions are reinvested. It reflects the deduction of federal income taxes on distributions, but not on redemption proceeds. Average annual total returns (after taxes on distributions) are calculated by determining the after-tax growth or decline in value of a hypothetical investment in a Fund over a stated period of time, and then calculating the annually compounded percentage rate that would have produced the same result if the rate of growth or decline in value had been constant over the period. Because average annual total returns (after taxes on distributions) tend to even out variations in the Fund's return, investors should recognize that such returns are not the same as actual year-by-year results. To illustrate the components of overall performance, a Fund may separate its average annual total returns (after taxes on distributions) into income results and capital gains or losses.


         The standard formula for calculating average annual total return (after taxes on distributions) is:

                                       n
                                 P(1+T) = ATV
                                             D

Where           P        =   a hypothetical initial payment of $1,000;

                T        =   average annual total return (after taxes on
                             distributions);

                n        =   number of years; and

                ATV      =   ending value of a hypothetical $1,000 payment made
                   D         at the beginning of the one, five or ten year
                             periods or since inception, if applicable) at the end of the one, five or ten year periods (or since inception, if applicable), after taxes on fund distributions but not after taxes on redemption.


         Standardized average annual total return (after taxes on distributions) for Institutional Class shares does not reflect a deduction of any sales charges since that class is sold and redeemed at net asset value.

         The after-tax returns assume all distributions by a Fund, less the taxes due on such distributions, are reinvested at the price calculated as stated in the prospectus on the reinvestment dates during the period. Taxes on a Fund's distributions are calculated by applying to each component of the distribution (e.g., ordinary income and long-term capital gain) the highest corresponding individual marginal federal income tax rates in effect on the reinvestment date. The taxable amount and tax character of each distribution is as specified by the Fund on the dividend declaration date, but reflects any subsequent recharacterizations of distributions. The effect of applicable tax credits, such as the foreign tax credit, are also taken into account. The calculations only reflect federal taxes, and thus do not reflect state and local taxes or the impact of the federal alternative minimum tax.


         The average annual total returns (after taxes on distributions) for the Fund, with respect to its Institutional Class Shares, for the one, five and ten year periods (or since inception if less than ten years) ended July 31, 2004 are found in Appendix K.


Average Annual Total Return (After Taxes on Distributions and Sale of Fund Shares) Quotation

         A Fund's average annual total return (after taxes on distributions and sale of Fund shares) shows its overall change in value, including changes in share price and assuming all the Fund's dividends and capital gain distributions are reinvested. It reflects the deduction of federal income taxes on both distributions and proceeds. Average annual total returns (after taxes on distributions and redemption) are calculated by determining the after-tax growth or decline in value of a hypothetical investment in a Fund over a stated period of time, and then calculating the annually compounded percentage rate that would have produced the same result if the rate of growth or decline in value had been constant over the period. Because average annual total returns (after taxes on distributions and redemption) tend to even out variations in the Fund's return, investors should recognize that such returns are not the same as actual year-by-year results. To illustrate the components of overall performance, a Fund may separate its average annual total returns (after taxes on distributions and redemption) into income results and capital gains or losses.

         The standard formula for calculating average annual total return (after taxes on distributions and redemption) is:

                                       n
                                 P(1+T)  = ATV
                                              DR

Where    P        =   a hypothetical initial payment of $1,000;

         T        =   average annual total return (after taxes on distributions
                      and redemption);

         n        =   number of years; and

         ATV      =   ending value of a hypothetical $1,000 payment made
            DR        at the beginning of the one, five or ten year
                      periods (or since inception, if applicable) at the end of the one, five or ten year periods (or since inception, if applicable), after taxes on fund distributions and redemption.

         Standardized average annual total return (after taxes on distributions and redemption) for Institutional Class shares does not reflect a deduction of any sales charges since that class is sold and redeemed at net asset value.

         The after-tax returns assume all distributions by a Fund, less the taxes due on such distributions, are reinvested at the price calculated as stated in the prospectus on the reinvestment dates during the period. Taxes due on a Fund's distributions are calculated by applying to each component of the distribution (e.g., ordinary income and long-term capital gain) the highest corresponding individual marginal federal income tax rates in effect on the reinvestment date. The taxable amount and tax character of each distribution is as specified by the Fund on the dividend declaration date, but reflects any subsequent recharacterizations of distributions. The effect of applicable tax credits, such as the foreign tax credit, are also taken into account. The calculations only reflect federal taxes, and thus do not reflect state and local taxes or the impact of the federal alternative minimum tax.

         The ending values for each period assume a complete liquidation of all shares. The ending values for each period are determined by subtracting capital gains taxes resulting from the sale of Fund shares and adding the tax benefit from capital losses resulting from the sale of Fund shares. The capital gain or loss upon sale of Fund shares is calculated by subtracting the tax basis from the proceeds. Capital gains taxes (or the benefit resulting from tax losses) are calculated using the highest federal individual capital gains tax rate for gains of the appropriate character (e.g., ordinary income or long-term) in effect on the date of the sale of Fund shares and in accordance with federal tax law applicable on that date. The calculations assume that a shareholder may deduct all capital losses in full.

         The basis of shares acquired through the $1,000 initial investment are tracked separately from subsequent purchases through reinvested distributions. The basis for a reinvested distribution is the distribution net of taxes paid on the distribution. Tax basis is adjusted for any distributions representing returns of capital and for any other tax basis adjustments that would apply to an individual taxpayer.

         The amount and character (i.e., short-term or long-term) of capital gain or loss upon sale of Fund shares is determined separately for shares acquired through the $1,000 initial investment and each subsequent purchase through reinvested distributions. The tax character is determined by the length of the measurement period in the case of the initial $1,000 investment and the length of the period between reinvestment and the end of the measurement period in the case of reinvested distributions.


         The average annual total returns (after taxes on distributions and redemption) for the Fund, with respect to its Institutional Class Shares, for the one, five and ten year periods (or since inception if less than ten years) ended July 31, 2004, are found in Appendix K.

Yield Quotation

         Yield is a function of the type and quality of a Fund's investments, the maturity of the securities held in a Fund's portfolio and the operating expense ratio of the Fund. Yield is computed in accordance with standardized formulas described below and can be expected to fluctuate from time to time and is not necessarily indicative of future results. Accordingly, yield information may not provide a basis for comparison with investments which pay a fixed rate of interest for a stated period of time.

         A Fund may quote its distribution rate, which uses the most recent dividend paid annualized as a percentage of the Fund's offering price.

         Income calculated for purposes of calculating a Fund's yield differs from income as determined for other accounting purposes. Because of the different accounting methods used, and because of the compounding assumed in yield calculations, the yield quoted for the Fund may differ from the rate of distributions from the Fund paid over the same period or the rate of income reported in the Fund's financial statements.

         The standard formula for calculating yield for each Fund is as follows:

                                                    6
                         YIELD = 2[((a-b)/(c x d)+1) -1]

Where    a    =   dividends and interest earned during a stated 30-day period.
                  For purposes of this calculation, dividends are accrued rather than recorded on the ex-dividend date. Interest earned under this formula must generally be calculated based on the yield to maturity of each obligation (or, if more appropriate, based on yield to call date).

         b   =    expenses accrued during period (net of reimbursements).

         c   =    the average daily number of shares outstanding during the
                  period that were certified to receive dividends.

         d   =    the maximum offering price per share on the last day of the period.


         The standard formula for calculating annualized 7-day yield for AIM Money Market Fund is as follows:


                           Y = Base Period Return  x  365
                               ------------------     ---
                                                       7



Where                      Y        =        annualized yield.



          Base Period Return        =        (V  - V )
                                               1    0
          --------------------------------------------
                                                 V
                                                  0
          --------------------------------------------


                           V        =        the value of a hypothetical
                            0                pre-existing account in the AIM
                                             Money Market Fund having a balance
                                             of one share at the beginning of a
                                             stated seven-day period.

                           V        =        the value of such an account at the
                            1                end of the stated period.

         The standard formula for calculating effective annualized yield for the AIM Money Market Fund is as follows:


                                                        365/7
                           EY = (Base Period Return + 1)      - 1


Where       EY = effective annualized yield.

             Y = annualized yield, as determined above.

         The yield for each Fund and the annualized and effective annualized yield for the AIM Cash Reserve Shares of AIM Money Market Fund are found in Appendix K. In addition, the distribution rates for each Fund are found in Appendix K.


Performance Information

         All advertisements of the Fund will disclose the maximum sales charge (including deferred sales charges) imposed on purchases of the Fund's shares. If any advertised performance data does not reflect the maximum sales charge (if any), such advertisement will disclose that the sales charge has not been deducted in computing the performance data, and that, if reflected, the maximum sales charge would reduce the performance quoted. Further information regarding the Fund's performance is contained in the Fund's annual report to shareholders, which is available upon request and without charge.

         From time to time, AIM or its affiliates may waive all or a portion of their fees and/or assume certain expenses of the Fund. Fee waivers or reductions or commitments to reduce expenses will have the effect of increasing the Fund's yield and total return.

         Certain Funds may participate in the IPO market in some market cycles. Because of these Funds' small asset bases, any investment the Funds may make in IPOs may significantly affect these Funds' total returns. As the Funds' assets grow, the impact of IPO investments will decline, which may reduce the effect of IPO investments on the Funds' total returns.

         The performance of the Fund will vary from time to time and past results are not necessarily indicative of future results.

         Total return and yield figures for the Fund are neither fixed nor guaranteed. The Fund may provide performance information in reports, sales literature and advertisements. The Fund may also, from time to time, quote information about the Fund published or aired by publications or other media entities which contain articles or segments relating to investment results or other data about one or more of the Fund. The following is a list of such publications or media entities:

Advertising Age             Forbes                      Pension World
Barron's                    Fortune                     Pensions & Investments
Best's Review               Hartford Courant            Personal Investor
Bloomberg                   Inc.                        Philadelphia Inquirer
Broker World                Institutional Investor      The Bond Buyer
Business Week               Insurance Forum             USA Today
Changing Times              Insurance Week              U.S. News & World Report
Christian Science Monitor   Investor's Business Daily   Wall Street Journal
Consumer Reports            Journal of the American     Washington Post
Economist                     Society of CLU & ChFC     CNN
FACS of the Week            Kiplinger Letter            CNBC
Financial Planning          Money                       PBS
Financial Product News      Mutual Fund Forecaster
Financial Services Week     Nation's Business
Financial World             New York Times


         The Fund may also compare its performance to performance data of similar mutual funds as published by the following services:

Bank Rate Monitor                           Mutual Fund Values (Morningstar)
Bloomberg                                   Stanger
Donoghue's                                  Weisenberger
Lehman Live                                 Lipper, Inc.

         The Fund's performance may also be compared in advertising to the performance of comparative benchmarks such as the following:

         Lehman Brothers High Yield Index
         Lehman Brothers 1-2 year U.S. Government Bond Index
         Lehman Brothers 1-3 year U.S. Government/Credit Index
         Lehman Brothers U.S. Aggregate Bond Index
         Lipper High Yield Bond Fund Index
         Lipper Real Estate Fund Index
         Lipper Short Investment Grade Debt Fund Index
         Lipper Short U.S. Treasury Category Average
         Morgan Stanley REIT Index
         Standard & Poor's 500 Index

         Each Fund may also compare its performance to rates on Certificates of Deposit and other fixed rate investments such as the following:

         10 year Treasury Notes
         90 day Treasury Bills

         Advertising for the Fund may from time to time include discussions of general economic conditions and interest rates. Advertising for the Fund may also include references to the use of the Fund as part of an individual's overall retirement investment program. From time to time, sales literature and/or advertisements for the Fund may disclose: (i) the largest holdings in the Fund's portfolio; (ii) certain selling group members; and/or (iii) certain institutional shareholders.

         From time to time, the Fund's sales literature and/or advertisements may discuss generic topics pertaining to the mutual fund industry. This includes, but is not limited to, literature addressing general information about mutual funds, discussions regarding investment styles, such as the growth, value or GARP (growth at a reasonable price) styles of investing, variable annuities, dollar-cost averaging, stocks, bonds, money markets, certificates of deposit, retirement, retirement plans, asset allocation, tax-free investing, college planning and inflation.



     SETTLED ENFORCEMENT ACTIONS AND INVESTIGATIONS RELATED TO MARKET TIMING



         On October 8, 2004, INVESCO Funds Group, Inc. ("IFG") (the former investment advisor to certain AIM Funds) and AIM reached final settlements with certain regulators, including without limitation the Securities and Exchange Commission ("SEC"), the New York Attorney General ("NYAG") and the Colorado Attorney General ("COAG"), to resolve civil enforcement actions and investigations related to market timing activity and related issues in the AIM Funds, including those formerly advised by IFG. These regulators alleged, in substance, that IFG and AIM failed to disclose in the prospectuses for the AIM Funds that they advised and to the independent directors/trustees of such Funds that they had entered into certain arrangements permitting market timing of such Funds, thereby breaching their fiduciary duties to such Funds. As a result of the foregoing, the regulators alleged that IFG and AIM breached various Federal and state securities, business and consumer protection laws. On the same date, A I M Distributors, Inc. ("ADI") (the distributor of the retail AIM Funds) reached a final settlement with the SEC to resolve an investigation relating to market timing activity and related issues in the AIM Funds. The SEC also alleged that ADI violated various Federal securities laws. The SEC also has settled related market timing enforcement actions brought against certain former officers and employees of IFG.



         Under the terms of the settlements, IFG agreed to pay a total of $325 million, of which $110 million is civil penalties. Of this $325 million total payment, half will be paid on or before December 31, 2004 and the remaining half will be paid on or before December 31, 2005. AIM and ADI agreed to pay a total of $50 million, of which $30 million is civil penalties, all of which has been paid. The entire $325 million IFG settlement payment will be made available for distribution to the shareholders of those AIM Funds that IFG formerly advised that were harmed by market timing activity, and the entire $50 million settlement payment by AIM and ADI will be made available for distribution to the shareholders of those AIM Funds advised by AIM that were harmed by market timing activity, all as to be determined by an independent distribution consultant. The settlement payments will be distributed in accordance with a methodology to be determined by the independent distribution consultant, in consultation with AIM and the independent trustees of the AIM Funds and acceptable to the staff of the SEC.



         Under the terms of the settlements, AIM will make certain governance and compliance reforms, including maintaining an internal controls committee and retaining an independent compliance consultant and a corporate ombudsman. Also, commencing in 2007 and at least once every other year thereafter, AIM will undergo a compliance review by an independent third party. In addition, under the terms of the settlements, AIM has undertaken to cause the AIM Funds to operate in accordance with certain governance policies and practices, including retaining a full-time independent senior officer whose duties will include monitoring compliance and managing the process by which proposed management fees to be charged the AIM Funds are negotiated. Also, commencing in 2008 and not less than every fifth calendar year thereafter, the AIM Funds will hold shareholder meetings at which their Boards of Trustees will be elected.



         The SEC has also settled market timing enforcement actions against Raymond R. Cunningham (the former president and chief executive officer of IFG and a former member of the board of directors of the AIM Funds formerly advised by IFG), Timothy J. Miller (the former chief investment officer and a former portfolio manager for IFG), Thomas A. Kolbe (the former national sales manager of IFG) and Michael D. Legoski (a former assistant vice president in IFG's sales department). As part of these settlements, the SEC ordered these individuals to pay restitution and civil penalties in various amounts and prohibited them from associating with, or serving as an officer or director of, an investment advisor, broker, dealer and/or investment company, as applicable, for certain periods of time.



REGULATORY INQUIRIES AND PENDING LITIGATION



         The mutual fund industry as a whole is currently subject to regulatory inquiries and litigation related to a wide range of issues. These issues include, among others, market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including but not limited to revenue sharing and directed-brokerage arrangements, investments in securities of other registered investment companies, contractual plans, issues related to Section 529 college savings plans, procedures for locating lost security holders and participation in class action settlements.



         As described more fully below, IFG and AIM are the subject of a number of ongoing regulatory inquiries and civil lawsuits related to one or more of the issues currently being scrutinized by various Federal and state regulators, including but not limited to those issues described above. Additional regulatory actions and/or civil lawsuits related to the above or other issues may be filed against the AIM Funds, IFG, AIM and/or related entities and individuals in the future. Additional regulatory inquiries related to the above or other issues also may be received by the AIM Funds, IFG, AIM and/or related entities and individuals in the future. This statement of additional information will be supplemented periodically to disclose any such additional regulatory actions, civil lawsuits and/or regulatory inquiries.



         Ongoing Regulatory Inquiries Concerning IFG and AIM



         IFG, certain related entities, certain of their current and former officers and/or certain of the AIM Funds formerly advised by IFG have received regulatory inquiries in the form of subpoenas or other oral or written requests for information and/or documents related to one or more of the following issues, some of which concern one or more such Funds: market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including revenue sharing and directed-brokerage arrangements, and investments in securities of other registered investment companies. These regulators include the SEC, the NASD, Inc. ("NASD"), the Florida Department of Financial Services, the Attorney General of the State of West Virginia, the West Virginia Securities Commission and the Bureau of Securities of the State of New Jersey. IFG and certain of these other parties also have received more limited inquiries from the United States Department of Labor ("DOL") and the United States Attorney's Office for the Southern District of New York, some of which concern one or more of the AIM Funds formerly advised by IFG.



         AIM, certain related entities, certain of their current and former officers and/or certain of the AIM Funds have received regulatory inquiries in the form of subpoenas or other oral or written requests for information and/or documents related to one or more of the following issues, some of which concern one or more AIM Funds: market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including revenue sharing and directed-brokerage arrangements, investments in securities of other registered investment companies, contractual plans, issues related to Section 529 college savings plans and procedures for locating lost securityholders. These regulators include the SEC, the NASD, the Department of Banking for the State of Connecticut, the Attorney General of the State of West Virginia, the West Virginia Securities Commission and the Bureau of Securities of the State of New Jersey. AIM and certain of these other parties also have received more limited inquiries from the SEC, the NASD, the DOL, the Internal Revenue Service, the United States Attorney's Office for the Southern District of New York, the United States Attorney's Office for the Central District of California, the United States Attorney's Office for the District of Massachusetts, the Massachusetts Securities Division, the U.S. Postal Inspection Service and the Commodity Futures Trading Commission, some of which concern one or more AIM Funds.



         Private Civil Actions Alleging Market Timing



         Multiple civil lawsuits, including purported class action and shareholder derivative suits, have been filed against various parties (including, depending on the lawsuit, certain AIM Funds, IFG, AIM, AIM Management, AMVESCAP PLC ("AMVESCAP"), the parent company of IFG and AIM, certain related entities, certain of their current and former officers and/or certain unrelated third parties) making allegations that are similar in many respects to those in the settled regulatory actions brought by the SEC, the NYAG and the COAG concerning market timing activity in the AIM Funds. These lawsuits allege a variety of theories of recovery, including but not limited to: (i) violation of various provisions of the Federal and state securities laws; (ii) violation of various provisions of ERISA; (iii) breach of fiduciary duty; and/or
(iv) breach of contract. These lawsuits were initiated in both Federal and state courts and seek such remedies as compensatory damages; restitution; injunctive relief; disgorgement of management fees; imposition of a constructive trust; removal of certain directors and/or employees; various corrective measures under ERISA; rescission of certain Funds' advisory agreements; interest; and attorneys' and experts' fees. A list identifying such lawsuits that have been served on IFG, AIM, the AIM Funds or related entities, or for which service of process has been waived, as of January 18, 2005 is set forth in Appendix L-1.



         All lawsuits based on allegations of market timing, late trading, and related issues have been transferred to the United States District Court for the District of Maryland (the "MDL Court") for consolidated or coordinated pre-trial proceedings. Pursuant to an Order of the MDL Court, plaintiffs consolidated their claims for pre-trial purposes into three amended complaints against various AIM- and IFG-related parties. A list identifying the amended complaints in the MDL Court is included in Appendix N-1. Plaintiffs in one of the underlying lawsuits transferred to the MDL Court continue to seek remand of their action to state court. This lawsuit is identified in Appendix L-1.



         Private Civil Actions Alleging Improper Use of Fair Value Pricing



         Multiple civil class action lawsuits have been filed against various parties (including, depending on the lawsuit, certain AIM Funds, IFG and/or AIM) alleging that certain AIM Funds inadequately employed fair value pricing. These lawsuits allege a variety of theories of recovery, including but not limited to:
(i) violations of various provisions of the Federal securities laws; (ii) common law breach of duty; and (iii) common law negligence and gross negligence. These lawsuits have been filed in both

Federal and state courts and seek such remedies as compensatory and punitive damages; interest; and attorneys' fees and costs. A list identifying such lawsuits that have been served on IFG, AIM, the AIM Funds or related entities, or for which service of process has been waived, as of January 18, 2005 is set forth in Appendix L-2.



         Private Civil Actions Alleging Excessive Advisory and/or Distribution Fees



         Multiple civil lawsuits, including purported class action and shareholder derivative suits, have been filed against various parties (including, depending on the lawsuit, IFG, AIM, INVESCO Institutional (N.A.), Inc. ("IINA"), ADI and/or INVESCO Distributors, Inc. ("INVESCO Distributors")) alleging that the defendants charged excessive advisory and/or distribution fees and failed to pass on to shareholders the perceived savings generated by economies of scale. Certain of these lawsuits also allege that the defendants adopted unlawful distribution plans. These lawsuits allege a variety of theories of recovery, including but not limited to: (i) violation of various provisions of the Federal securities laws; (ii) breach of fiduciary duty; and/or (iii) breach of contract. These lawsuits have been filed in Federal courts and seek such remedies as damages; injunctive relief; rescission of certain Funds' advisory agreements and distribution plans; interest; prospective relief in the form of reduced fees; and attorneys' and experts' fees. A list identifying such lawsuits that have been served on IFG, AIM, the AIM Funds or related entities, or for which service of process has been waived, as of January 18, 2005 is set forth in Appendix L-3.



         Private Civil Actions Alleging Improper Charging of Distribution Fees on Limited Offering Funds or Share Classes



         Multiple civil lawsuits, including shareholder derivative suits, have been filed against various parties (including, depending on the lawsuit, IFG, AIM, ADI and/or certain of the trustees of the AIM Funds) alleging that the defendants breached their fiduciary duties by charging distribution fees while funds and/or specific share classes were closed generally to new investors and/or while other share classes of the same fund were not charged the same distribution fees. These lawsuits allege a variety of theories of recovery, including but not limited to: (i) violation of various provisions of the Federal securities laws; and (ii) breach of fiduciary duty. These lawsuits have been filed in Federal courts and seek such remedies as damages; injunctive relief; and attorneys' and experts' fees. A list identifying such lawsuits that have been served on IFG, AIM, the AIM Funds or related entities, or for which service of process has been waived, as of January 18, 2005 is set forth in Appendix L-4.



         Private Civil Actions Alleging Improper Mutual Fund Sales Practices and Directed-Brokerage Arrangements



         Multiple civil lawsuits, including purported class action and shareholder derivative suits, have been filed against various parties (including, depending on the lawsuit, AIM Management, IFG, AIM, AIM Investment Services, Inc. ("AIS") and/or certain of the trustees of the AIM Funds) alleging that the defendants improperly used the assets of the AIM Funds to pay brokers to aggressively promote the sale of the AIM Funds over other mutual funds and that the defendants concealed such payments from investors by disguising them as brokerage commissions. These lawsuits allege a variety of theories of recovery, including but not limited to: (i) violation of various provisions of the Federal securities laws; (ii) breach of fiduciary duty; and (iii) aiding and abetting a breach of fiduciary duty. These lawsuits have been filed in Federal courts and seek such remedies as compensatory and punitive damages; rescission of certain Funds' advisory agreements and distribution plans and recovery of all fees paid; an accounting of all fund-related fees, commissions and soft dollar payments; restitution of all unlawfully or discriminatorily obtained fees and charges; and attorneys' and experts' fees. A list identifying such lawsuits that have been served on IFG, AIM, the AIM Funds or related entities, or for which service of process has been waived, as of January 18, 2005 is set forth in Appendix L-5.



         Private Civil Action Alleging Failure to Ensure Participation in Class Action Settlements



         A civil lawsuit, purporting to be a class action lawsuit, has been filed against AIM, IINA, A I M Capital Management, Inc. ("AIM Capital") and the trustees of the AIM Funds alleging that the defendants breached their fiduciary duties by failing to ensure that the AIM Funds participated in class action settlements in which the AIM Funds were eligible to participate. This lawsuit alleges as theories of recovery: (i) violation of various provisions of the Federal securities laws; (ii) common law breach of fiduciary duty; and (iii) common law negligence. This lawsuit has been filed in Federal court and seeks such remedies as compensatory and punitive damages; forfeiture of all commissions and fees paid by the class of plaintiffs; and costs and attorneys' fees. Such lawsuit, which was served on AIM and AIM Capital on January 18, 2005, is set forth in Appendix L-6.

                                   APPENDIX A

                           RATINGS OF DEBT SECURITIES

         The following is a description of the factors underlying the debt ratings of Moody's, S&P and Fitch:

                         MOODY'S LONG-TERM DEBT RATINGS

         Moody's corporate ratings are as follows:

         Aaa: Bonds and preferred stock which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt-edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

         Aa: Bonds and preferred stock which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. These are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risk in Aa rated bonds appear somewhat larger than those securities rated Aaa.

         A: Bonds and preferred stock which are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

         Baa: Bonds and preferred stock which are rated Baa are considered as medium-grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

         Ba: Bonds and preferred stock which are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

         B: Bonds and preferred stock which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

         Caa: Bonds and preferred stock which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

         Ca: Bonds and preferred stock which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

         C: Bonds and preferred stock which are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

         Note: Moody's applies numerical modifiers 1, 2, and 3 in each generic rating classification from Aa through Caa. The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category.

                     MOODY'S SHORT-TERM PRIME RATING SYSTEM

          Moody's short-term ratings are opinions of the ability of issuers to honor senior financial obligations and contracts. Such obligations generally have an original maturity not exceeding one year, unless explicitly noted.

          Moody's employs the following designations, all judged to be investment grade, to indicate the relative repayment ability of rated issuers.

PRIME-1: Issuers (or supporting institutions) rated Prime-1 have a superior ability for repayment of senior short-term obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics: leading market positions in well-established industries; high rates of return on funds employed; conservative capitalization structure with moderate reliance on debt and ample asset protection; broad margins in earnings coverage of fixed financial charges and high internal cash generation; and well-established access to a range of financial markets and assured sources of alternate liquidity.

PRIME-2: Issuers (or supporting institutions) rated Prime-2 have a strong ability to repay senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

PRIME-3: Issuers (or supporting institutions) rated Prime-3 have an acceptable ability for repayment of senior short-term debt obligations. The effect of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.

NOT PRIME: Issuers rated Not Prime do not fall within any of the Prime rating categories.

         Note: In addition, in certain countries the prime rating may be modified by the issuer's or guarantor's senior unsecured long-term debt rating.


         Moody's municipal ratings are as follows:

            MOODY'S U.S. LONG-TERM MUNICIPAL BOND RATING DEFINITIONS

          Municipal ratings are opinions of the investment quality of issuers and issues in the US municipal and tax-exempt markets. As such, these ratings incorporate Moody's assessment of the default probability and loss severity of these issuers and issues.

         Municipal Ratings are based upon the analysis of four primary factors relating to municipal finance: economy, debt, finances, and administration/management strategies. Each of the factors is evaluated individually and for its effect on the other factors in the context of the municipality's ability to repay its debt.

         Aaa: Issuers or issues rated Aaa demonstrate the strongest creditworthiness relative to other US municipal or tax-exempt issuers or issues.

         Aa: Issuers or issues rated Aa demonstrate very strong creditworthiness relative to other US municipal or tax-exempt issuers or issues.

         A: Issuers or issues rated A present above-average creditworthiness relative to other US municipal or tax-exempt issuers or issues.

         Baa: Issuers or issues rated Baa represent average creditworthiness relative to other US municipal or tax-exempt issuers or issues.

         Ba: Issuers or issues rated Ba demonstrate below-average creditworthiness relative to other US municipal or tax-exempt issuers or issues.

         B: Issuers or issues rated B demonstrate weak creditworthiness relative to other US municipal or tax-exempt issuers or issues.

         Caa: Issuers or issues rated Caa demonstrate very weak creditworthiness relative to other US municipal or tax-exempt issuers or issues.

         Ca: Issuers or issues rated Ca demonstrate extremely weak creditworthiness relative to other US municipal or tax-exempt issuers or issues.

         C: Issuers or issues rated C demonstrate the weakest creditworthiness relative to other US municipal or tax-exempt issuers or issues.

          Note: Also, Moody's applies numerical modifiers 1, 2, and 3 in each generic rating classification from Aa to Caa. The modifier 1 indicates that the issue ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic category.


                     MOODY'S MIG/VMIG US SHORT-TERM RATINGS

          In municipal debt issuance, there are three rating categories for short-term obligations that are considered investment grade. These ratings are designated as Moody's Investment Grade (MIG) and are divided into three levels - MIG 1 through MIG 3.

          In addition, those short-term obligations that are of speculative quality are designated SG, or speculative grade.

          In the case of variable rate demand obligations (VRDOs), a two-component rating is assigned. The first element represents Moody's evaluation of the degree of risk associated with scheduled principal and interest payments. The second element represents Moody's evaluation of the degree of risk associated with the demand feature, using the MIG rating scale.

          The short-term rating assigned to the demand feature of VRDOs is designated as VMIG. When either the long- or short-term aspect of a VRDO is not rated, that piece is designated NR, e.g., Aaa/NR or NR/VMIG 1.

          MIG ratings expire at note maturity. By contrast, VMIG rating expirations will be a function of each issue's specific structural or credit features.

          Gradations of investment quality are indicated by rating symbols, with each symbol representing a group in which the quality characteristics are broadly the same.

MIG 1/VMIG 1: This designation denotes superior credit quality. Excellent protection is afforded by established cash flows, highly reliable liquidity support or demonstrated broad-based access to the market for refinancing.

MIG 2/VMIG 2: This designation denotes strong credit quality. Margins of protection are ample although not as large as in the preceding group.

MIG 3/VMIG 3: This designation denotes acceptable credit quality. Liquidity and cash flow protection may be narrow and market access for refinancing is likely to be less well established.

SG: This designation denotes speculative-grade credit quality. Debt instruments in this category may lack sufficient margins of protection.


           STANDARD & POOR'S LONG-TERM CORPORATE AND MUNICIPAL RATINGS

         Issue credit ratings are based in varying degrees, on the following considerations: likelihood of payment - capacity and willingness of the obligor to meet its financial commitment on an obligation in accordance with the terms of the obligation; nature of and provisions of the obligation; and protection afforded by, and relative position of, the obligation in the event of bankruptcy, reorganization, or other arrangement under the laws of bankruptcy and other laws affecting creditors' rights.

         The issue ratings definitions are expressed in terms of default risk. As such, they pertain to senior obligations of an entity. Junior obligations are typically rated lower than senior obligations, to reflect the lower priority in bankruptcy, as noted above.

         S&P describes its ratings for corporate and municipal bonds as follows:

AAA: Debt rated AAA has the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

AA: Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the highest rated issues only in a small degree.

A: Debt rated A has a strong capacity to meet its financial commitments although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB: Debt rated BBB exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to meet its financial commitment on the obligation.

BB-B-CCC-CC-C: Debt rated BB, B, CCC, CC and C is regarded as having significant speculative characteristics with respect to capacity to pay interest and repay principal. BB indicates the least degree of speculation and C the highest. While such debt will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

NR: Not Rated.


                                S&P DUAL RATINGS

         S&P assigns "dual" ratings to all debt issues that have a put option or demand feature as part of their structure.

         The first rating addresses the likelihood of repayment of principal and interest as due, and the second rating addresses only the demand feature. The long-term debt rating symbols are used for bonds to denote the long-term maturity and the commercial paper rating symbols for the put option (for example, AAA/A-1+). With short-term demand debt, the note rating symbols are used with the commercial paper rating symbols (for example, SP-1+/A-1+).


                          S&P COMMERCIAL PAPER RATINGS

          An S&P commercial paper rating is a current assessment of the likelihood of timely payment of debt having an original maturity of no more than 365 days.

          These categories are as follows:

A-1: This highest category indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation.

A-2: Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated A-1.

A-3: Issues carrying this designation have adequate capacity for timely payment. They are, however, more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations.

B: Issues rated 'B' are regarded as having only speculative capacity for timely payment.

C: This rating is assigned to short-term debt obligations with a doubtful capacity for payment.

D: Debt rated 'D' is in payment default. The 'D' rating category is used when interest payments or principal payments are not made on the date due, even if the applicable grace period has not expired, unless Standard & Poor's believes such payments will be made during such grace period.


                        S&P SHORT-TERM MUNICIPAL RATINGS

          An S&P note rating reflect the liquidity factors and market-access risks unique to notes. Notes due in three years or less will likely receive a note rating. Notes maturing beyond three years will most likely receive a long-term debt rating. The following criteria will be used in making that assessment: amortization schedule (the larger the final maturity relative to other maturities, the more likely it will be treated as a note); and source of payment (the more dependant the issue is on the market for its refinancing, the more likely it will be treated as a note).

          Note rating symbols are as follows:

SP-1: Strong capacity to pay principal and interest. An issue determined to possess a very strong capacity to pay debt service is given a plus (+) designation.

SP-2: Satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.

SP-3: Speculative capacity to pay principal and interest.

                         FITCH LONG-TERM CREDIT RATINGS

         Fitch Ratings provides an opinion on the ability of an entity or of a securities issue to meet financial commitments, such as interest, preferred dividends, or repayment of principal, on a timely basis. These credit ratings apply to a variety of entities and issues, including but not limited to sovereigns, governments, structured financings, and corporations; debt, preferred/preference stock, bank loans, and counterparties; as well as the financial strength of insurance companies and financial guarantors.

         Credit ratings are used by investors as indications of the likelihood of getting their money back in accordance with the terms on which they invested. Thus, the use of credit ratings defines their function: "investment grade" ratings (international Long-term 'AAA' - 'BBB' categories; Short-term 'F1' - 'F3') indicate a relatively low probability of default, while those in the "speculative" or "non-investment grade" categories (international Long-term 'BB'
- 'D'; Short-term 'B' - 'D') either signal a higher probability of default or that a default has already occurred. Ratings imply no specific prediction of default probability. However, for example, it is relevant to note that over the long term, defaults on 'AAA' rated U.S. corporate bonds have averaged less than 0.10% per annum, while the equivalent rate for 'BBB' rated bonds was 0.35%, and for 'B' rated bonds, 3.0%.

         Fitch ratings do not reflect any credit enhancement that may be provided by insurance policies or financial guaranties unless otherwise indicated.

         Entities or issues carrying the same rating are of similar but not necessarily identical credit quality since the rating categories do not fully reflect small differences in the degrees of credit risk.

         Fitch credit and research are not recommendations to buy, sell or hold any security. Ratings do not comment on the adequacy of market price, the suitability of any security for a particular investor, or the tax-exempt nature of taxability of payments of any security.

         The ratings are based on information obtained from issuers, other obligors, underwriters, their experts, and other sources Fitch Ratings believes to be reliable. Fitch Ratings does not audit or verify the truth or accuracy of such information. Ratings may be changed or withdrawn as a result of changes in, or the unavailability of, information or for other reasons.

         Our program ratings relate only to standard issues made under the program concerned; it should not be assumed that these ratings apply to every issue made under the program. In particular, in the case of non-standard issues, i.e., those that are linked to the credit of a third party or linked to the performance of an index, ratings of these issues may deviate from the applicable program rating.

         Credit ratings do not directly address any risk other than credit risk. In particular, these ratings do not deal with the risk of loss due to changes in market interest rates and other market considerations.

AAA: Bonds considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong capacity for timely payment of financial commitments, which is unlikely to be affected by foreseeable events.

AA: Bonds considered to be investment grade and of very high credit quality. The obligor has a very strong capacity for timely payment of financial commitments which is not significantly vulnerable to foreseeable events.

A: Bonds considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

BBB: Bonds considered to be investment grade and of good credit quality. The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances are more likely to impair this capacity.

PLUS (+) MINUS (-): Plus and minus signs are used with a rating symbol to indicate the relative position of a credit within the rating category. Plus and minus signs, however, are not used in the "AAA" category.

NR: Indicates that Fitch does not rate the specific issue.

WITHDRAWN: A rating will be withdrawn when an issue matures or is called or refinanced and at Fitch's discretion, when Fitch Ratings deems the amount of information available to be inadequate for ratings purposes.

RATINGWATCH: Ratings are placed on RatingWatch to notify investors that there is a reasonable possibility of a rating change and the likely direction of such change. These are designated as "Positive," indicating a potential upgrade, "Negative," for potential downgrade, or "Evolving," if ratings may be raised, lowered or maintained. RatingWatch is typically resolved over a relatively short period.


                      FITCH SPECULATIVE GRADE BOND RATINGS

BB: Bonds are considered speculative. There is a possibility of credit risk developing, particularly as the result of adverse economic changes over time. However, business and financial alternatives may be available to allow financial commitments to be met.

B: Bonds are considered highly speculative. Significant credit risk is present but a limited margin of safety remains. While bonds in this class are currently meeting financial commitments, the capacity for continued payment is contingent upon a sustained, favorable business and economic environment.

CCC: Default is a real possibility. Capacity for meeting financial commitments is solely reliant upon sustained, favorable business or economic developments.

CC: Default of some kind appears probable.

C: Bonds are in imminent default in payment of interest or principal.

DDD, DD, AND D: Bonds are in default on interest and/or principal payments. Such bonds are extremely speculative and are valued on the basis of their prospects for achieving partial or full recovery value in liquidation or reorganization of the obligor. "DDD" represents the highest potential for recovery on these bonds, and "D" represents the lowest potential for recovery.

PLUS (+) MINUS (-): Plus and minus signs are used with a rating symbol to indicate the relative position of a credit within the rating category. Plus and minus signs, however, are not used in categories below CCC.


                         FITCH SHORT-TERM CREDIT RATINGS

         The following ratings scale applies to foreign currency and local currency ratings. A Short-term rating has a time horizon of less than 12 months for most obligations, or up to three years for U.S. public finance securities, and thus places greater emphasis on the liquidity necessary to meet financial commitments in a timely manner.

F-1+: Exceptionally Strong Credit Quality. Issues assigned this rating are regarded as having the strongest degree of assurance for timely payment.

F-1: Very Strong Credit Quality. Issues assigned this rating reflect an assurance of timely payment only slightly less in degree than issues rated "F-1+."

F-2: Good Credit Quality. Issues assigned this rating have a satisfactory degree of assurance for timely payment, but the margin of safety is not as great as in the case of the higher ratings.

F-3: Fair Credit Quality. Issues assigned this rating have characteristics suggesting that the degree of assurance for timely payment is adequate, however, near-term adverse changes could result in a reduction to non-investment grade.

B: Speculative. Minimal capacity for timely payment of financial commitments, plus vulnerability to near-term adverse changes in financial and economic conditions.

C: High default risk. Default is a real possibility. Capacity for meeting financial commitments is solely reliant upon a sustained, favorable business and economic environment.

D: Default. Issues assigned this rating are in actual or imminent payment default.

                                   APPENDIX B
                              TRUSTEES AND OFFICERS

                               As of July 31, 2004

The address of each trustee and officer is 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173. Each trustee oversees 114 portfolios in the AIM Funds complex. The trustees serve for the life of the Trust, subject to their earlier death, incapacitation, resignation, retirement or removal as more specifically provided in the Trust's organizational documents. Column two below includes length of time served with predecessor entities, if any.


    NAME, YEAR OF BIRTH AND        TRUSTEE      PRINCIPAL OCCUPATION(s) DURING PAST 5 YEARS       OTHER TRUSTEESHIP(s)
POSITION(s) HELD WITH THE TRUST    AND/OR                                                           HELD BY TRUSTEE
                                  OFFICER
                                   SINCE
-------------------------------- ----------- -------------------------------------------------- -----------------------
INTERESTED PERSONS

Robert H. Graham(1) --  1946        1988     Director and Chairman, A I M Management Group      None
Trustee, President and Vice                  Inc. (financial services holding company);
Chair                                        Director and Vice Chairman, AMVESCAP PLC and
                                             Chairman of AMVESCAP PLC - AIM Division (parent
                                             of AIM and a global investment management firm)

                                             Formerly:  President and Chief Executive
                                             Officer, A I M Management Group Inc.; Director,
                                             Chairman and President, A I M Advisors, Inc.
                                             (registered investment advisor); Director and
                                             Chairman, A I M Capital Management, Inc.
                                             (registered investment advisor), A I M
                                             Distributors, Inc. (registered broker dealer),
                                             AIM Investment Services, Inc. (registered
                                             transfer agent), and Fund Management Company
                                             (registered broker dealer); and Chief Executive
                                             Officer, AMVESCAP PLC - Managed Products

Mark H. Williamson(2) -- 1951       2003     Director, President and Chief Executive Officer,   None
Trustee and Executive Vice                   A I M Management Group Inc. (financial services
President                                    holding company); Director, Chairman and
                                             President, A I M Advisors, Inc. (registered
                                             investment advisor); Director, A I M Capital
                                             Management, Inc. (registered investment advisor)
                                             and A I M Distributors, Inc. (registered broker
                                             dealer); Director and Chairman, AIM Investment
                                             Services, Inc. (registered transfer agent), Fund
                                             Management Company (registered broker dealer);
                                             and INVESCO Distributors, Inc. (registered
                                             broker dealer); and Chief Executive Officer,
                                             AMVESCAP PLC - AIM Division (parent of AIM and a
                                             global investment management firm)

                                             Formerly: Director, Chairman, President and
                                             Chief Executive Officer, INVESCO Funds Group,


----------
(1) Mr. Graham is considered an interested person of the Trust because he is a director of AMVESCAP PLC, parent of the advisor to the Trust. Prior to October 4, 2004, Mr. Graham served as Chairman of the Board of Trustees of the Trust.

(2) Mr. Williamson is considered an interested person of the Trust because he is an officer and a director of the advisor to, and a director of the principal underwriter of, the Trust.

    NAME, YEAR OF BIRTH AND        TRUSTEE      PRINCIPAL OCCUPATION(s) DURING PAST 5 YEARS       OTHER TRUSTEESHIP(s)
POSITION(s) HELD WITH THE TRUST    AND/OR                                                           HELD BY TRUSTEE
                                  OFFICER
                                   SINCE
-------------------------------- ----------- -------------------------------------------------- -----------------------
                                             Inc.; President and Chief Executive Officer,
                                             INVESCO Distributors, Inc.; Chief Executive
                                             Officer, AMVESCAP PLC - Managed Products;
                                             Chairman and Chief Executive Officer of
                                             NationsBanc Advisors, Inc.; and Chairman of
                                             NationsBanc Investments, Inc.
INDEPENDENT TRUSTEES

Bruce L. Crockett(3) -- 1944     1992        Chairman, Crockett Technology Associates           ACE Limited
Trustee and Chair                            (technology consulting company)                    (insurance company);
                                                                                                and Captaris, Inc.
                                                                                                (unified messaging
                                                                                                provider)

Bob R. Baker -- 1936             2003        Retired                                            None
Trustee
                                             Formerly:  President and Chief Executive
                                             Officer, AMC Cancer Research Center; and
                                             Chairman and Chief Executive Officer, First
                                             Columbia Financial Corporation

Frank S. Bayley -- 1939          2001        Retired                                            Badgley Funds, Inc.
Trustee                                      Formerly:  Partner, law firm of Baker & McKenzie   (registered
                                                                                                investment company)

James T. Bunch -- 1942           2003        Co-President and Founder, Green, Manning & Bunch   None
Trustee                                      Ltd., (investment banking firm); and Director,
                                             Policy Studies, Inc. and Van Gilder Insurance
                                             Corporation

Albert R. Dowden -- 1941         2000        Director of a number of public and private         Cortland Trust, Inc.
Trustee                                      business corporations, including the Boss Group,   (Chairman)
                                             Ltd. (private investment and management) and       (registered
                                             Magellan Insurance Company                         investment company);
                                                                                                Annuity and Life Re
                                             Formerly:  Director, President and Chief           (Holdings), Ltd.
                                             Executive Officer, Volvo Group North America,      (insurance company)
                                             Inc.; Senior Vice President, AB Volvo; and
                                             director of various affiliated Volvo companies

----------
(3) Mr. Crockett was elected Chair of the Board of Trustees of the Trust effective October 4, 2004.

    NAME, YEAR OF BIRTH AND        TRUSTEE      PRINCIPAL OCCUPATION(s) DURING PAST 5 YEARS       OTHER TRUSTEESHIP(s)
POSITION(s) HELD WITH THE TRUST    AND/OR                                                           HELD BY TRUSTEE
                                  OFFICER
                                   SINCE
-------------------------------- ----------- -------------------------------------------------- -----------------------
Edward K. Dunn, Jr. -- 1935      1998        Retired                                            None
Trustee
                                             Formerly: Chairman, Mercantile Mortgage Corp.;
                                             President and Chief Operating Officer,
                                             Mercantile-Safe Deposit & Trust Co.; and
                                             President, Mercantile Bankshares Corp.

Jack M. Fields -- 1952           1997        Chief Executive Officer, Twenty First Century      Administaff; and
Trustee                                      Group, Inc. (government affairs company) and       Discovery Global
                                             Texana Timber LP (sustainable forestry company)    Education Fund
                                                                                                (non-profit)

Carl Frischling -- 1937          1990        Partner, law firm of Kramer Levin Naftalis and     Cortland Trust, Inc.
Trustee                                      Frankel LLP                                        (registered
                                                                                                investment company)

Gerald J. Lewis -- 1933          2003        Chairman, Lawsuit Resolution Services (San         General Chemical
Trustee                                      Diego, California)                                 Group, Inc.

                                             Formerly:  Associate Justice of the California
                                             Court of Appeals

Prema Mathai-Davis -- 1950       1998        Formerly: Chief Executive Officer, YWCA of the     None
Trustee                                      USA

Lewis F. Pennock -- 1942         1988        Partner, law firm of Pennock & Cooper              None
Trustee

Ruth H. Quigley -- 1935          2001        Retired                                            None
Trustee

Louis S. Sklar(4) -- 1939        1990        Executive Vice President, Development and          None
Trustee                                      Operations, Hines Interests Limited Partnership
                                             (real estate development company)

Larry Soll - 1942                2003        Retired                                            None
Trustee



----------
(4)      Mr. Sklar retired effective December 31, 2004.

    NAME, YEAR OF BIRTH AND        TRUSTEE      PRINCIPAL OCCUPATION(s) DURING PAST 5 YEARS       OTHER TRUSTEESHIP(s)
POSITION(s) HELD WITH THE TRUST    AND/OR                                                           HELD BY TRUSTEE
                                  OFFICER
                                   SINCE
-------------------------------- ----------- -------------------------------------------------- -----------------------
OTHER OFFICERS

Lisa O. Brinkley(5) -- 1959      2004        Senior Vice President, A I M Management Group      N/A
Senior Vice President and                    Inc. (financial services holding company) and
Chief Compliance Officer                     Senior Vice President and Chief Compliance
                                             Officer of A I M Advisors, Inc.; Vice President
                                             and Chief Compliance Officer of A I M Capital
                                             Management, Inc. and A I M Distributors, Inc.;
                                             Vice President of AIM Investment Services, Inc.,
                                             Fund Management Company and A I M Distributors,
                                             Inc.

                                             Formerly:  Senior Vice President and Compliance
                                             Director, Delaware Investments Family of Funds;
                                             and Chief Compliance Officer, A I M
                                             Distributors, Inc.


Kevin M. Carome -- 1956          2003        Director, Senior Vice President, Secretary and     N/A
Senior Vice President,                       General Counsel, A I M Management Group Inc.
Chief Legal Officer and                      (financial services holding company) and A I M
Secretary                                    Advisors, Inc.; Director and Vice President,
                                             INVESCO Distributors, Inc.; Vice President,
                                             A I M Capital Management, Inc., and AIM Investment
                                             Services, Inc.; and Director, Vice President and
                                             General Counsel, Fund Management Company; and
                                             Senior Vice President, A I M Distributors, Inc.

                                             Formerly:  Senior Vice President and General
                                             Counsel, Liberty Financial Companies, Inc.; and
                                             Senior Vice President and General Counsel,
                                             Liberty Funds Group, LLC; and Vice President,
                                             A I M Distributors, Inc.

Robert G. Alley -- 1948          2004        Managing Director, Chief Fixed Income Officer      N/A
Vice President                               and Senior Investment Officer, A I M Capital
                                             Management, Inc. and Vice President, A I M
                                             Advisors, Inc.

Stuart W. Coco -- 1955  Vice     2002        Managing Director and Director of Money Market     N/A
President                                    Research and Special Projects, A I M Capital
                                             Management, Inc.; and Vice President, A I M
                                             Advisors, Inc.


----------
(5) Ms. Brinkley was elected Senior Vice President and Chief Compliance Officer of the Trust effective September 20, 2004.

    NAME, YEAR OF BIRTH AND        TRUSTEE      PRINCIPAL OCCUPATION(s) DURING PAST 5 YEARS       OTHER TRUSTEESHIP(s)
POSITION(s) HELD WITH THE TRUST    AND/OR                                                           HELD BY TRUSTEE
                                  OFFICER
                                   SINCE
-------------------------------- ----------- -------------------------------------------------- -----------------------
Sidney M. Dilgren -- 1961        2004        Vice President and Fund Treasurer, A I M           N/A
Vice President and Treasurer                 Advisors, Inc.

                                             Formerly:  Senior Vice President, AIM Investment
                                             Services, Inc. and Vice President, A I M
                                             Distributors, Inc.

Karen Dunn Kelley -- 1960        1992        Director of Cash Management, Managing Director     NA
Vice President                               and Chief Cash Management Officer, A I M Capital
                                             Management, Inc., Director and President, Fund
                                             Management Company; and Vice President, A I M
                                             Advisors, Inc.

Edgar M. Larsen(6) -- 1940       2002        Director and Executive Vice President, A I M       N/A
Vice President                               Management Group Inc.; Director and Senior Vice
                                             President, A I M Advisors, Inc.; and Director,
                                             Chairman, President, Director of
                                             Investments, Chief Executive
                                             Officer and Chief Investment
                                             Officer, A I M Capital Management,
                                             Inc.



----------
(6)      Mr. Larsen retired effective December 31, 2004.

            TRUSTEE OWNERSHIP OF FUND SHARES AS OF DECEMBER 31, 2004



     NAME OF TRUSTEE                DOLLAR RANGE OF EQUITY SECURITIES             AGGREGATE DOLLAR RANGE OF EQUITY
                                                 PER FUND                           SECURITIES IN ALL REGISTERED
                                                                                  INVESTMENT COMPANIES OVERSEEN BY
                                                                                    TRUSTEE IN THE AIM FAMILY OF
                                                                                    FUNDS--Registered Trademark--
--------------------------- --------------------------------------------------- -------------------------------------
Robert H. Graham            High Yield                        [$         ]                   [          ]
                            Limited Maturity Treasury         [          ]
                            Municipal Bond                    [          ]

Mark H. Williamson                                            [$         ]                   [          ]

Bob R. Baker                High Yield                        [$         ]                   [          ]
                            Income                            [$         ]
                            Intermediate Government           [$         ]
                            Money Market                      [$         ]
                            Municipal Bond                    [$         ]
                            Real Estate                       [$         ]

Frank S. Bayley             Income                            [$         ]                   [$         ]

James T. Bunch              High Yield                        [$         ]                   [$         ]
                            Income                            [$         ]
                            Intermediate Government           [$         ]
                            Money Market                      [$         ]
                            Municipal Bond                    [$         ]
                            Real Estate                       [$         ]

Bruce L. Crockett                                             [$         ]                   [$         ](7)

Albert R. Dowden            High Yield                        [$         ]                   [$         ]

Edward K. Dunn, Jr.         High Yield                        [$         ]                   [$         ](7)
                            Money Market                      [$         ]

Jack M. Fields                                                [$         ]-                  [$         ](7)

Carl Frischling             High Yield                        [$         ]                   [$         ](7)


Gerald J. Lewis             High Yield                        [$         ]                   [$         ]
                            Income                            [$         ]
                            Intermediate Government           [$         ]
                            Money Market                      [$         ]
                            Municipal Bond                    [$         ]
                            Real Estate                       [$         ]


----------
(7) Includes the total amount of compensation deferred by the trustee at his or her election pursuant to a deferred compensation plan. Such deferred compensation is placed in a deferral account and deemed to be invested in one or more of the AIM Funds.

     NAME OF TRUSTEE                DOLLAR RANGE OF EQUITY SECURITIES             AGGREGATE DOLLAR RANGE OF EQUITY
                                                 PER FUND                           SECURITIES IN ALL REGISTERED
                                                                                  INVESTMENT COMPANIES OVERSEEN BY
                                                                                    TRUSTEE IN THE AIM FAMILY OF
                                                                                    FUNDS--Registered Trademark--
--------------------------- --------------------------------------------------- -------------------------------------

Prema Mathai-Davis                                            [$         ]                   [$         ](7)

Lewis F. Pennock            High Yield                        [$         ]                   [$         ]


Ruth H. Quigley                                               [$         ]                   [$         ]

Larry Soll                  High Yield                        [$         ]                   [$         ](7)
                            Income                            [$         ]
                            Intermediate Government           [$         ]
                            Money Market                      [$         ]
                            Municipal Bond                    [$         ]
                            Real Estate                       [$         ]



----------
(7) Includes the total amount of compensation deferred by the trustee at his or her election pursuant to a deferred compensation plan. Such deferred compensation is placed in a deferral account and deemed to be invested in one or more of the AIM Funds.

                                   APPENDIX C

                           TRUSTEES COMPENSATION TABLE



         Set forth below is information regarding compensation paid or accrued for each trustee of the Trust who was not affiliated with AIM during the year ended December 31, 2004:



                                                     RETIREMENT
                                   AGGREGATE          BENEFITS                                TOTAL
                               COMPENSATION FROM       ACCRUED      ESTIMATED ANNUAL       COMPENSATION
                                      THE              BY ALL         BENEFITS UPON        FROM ALL AIM
           TRUSTEE                  TRUST(1)        AIM FUNDS(2)      RETIREMENT(3)          FUNDS(4)

------------------------------ ------------------- ---------------- ------------------ ---------------------
Bob R. Baker(5)                $                   $                $                  $
Frank S. Bayley
James T. Bunch(5)
Bruce L. Crockett
Albert R. Dowden
Edward K. Dunn, Jr.
Jack M. Fields
Carl Frischling(6)
Gerald J. Lewis(5)
Prema Mathai-Davis
Lewis F. Pennock
Ruth H. Quigley
Louis S. Sklar
Larry Soll(5)


----------

(1) Amounts shown are based on the fiscal year ended July 31, 2004. The total amount of compensation deferred by all trustees of the Trust during the fiscal year ended July 31, 2004, including earnings, was $44,349.

(2) During the fiscal year ended July 31, 2004, the total amount of expenses allocated to the Trust in respect of such retirement benefits was $37,831.


(3) These amounts represent the estimated annual benefits payable by the AIM Funds upon the trustee's retirement and amounts assumes each trustee serves until his or her normal retirement date.



(4) All trustees currently serve as trustees of nineteen registered investment companies advised by AIM.


(5) Messrs. Baker, Bunch and Lewis and Dr. Soll were elected as Trustees of the Trust on October 21, 2003.


(6) During the fiscal year ended July 31, 2004, the Trust paid $53,351 in legal fees to Kramer Levin Naftalis & Frankel LLP for services rendered by such firm as counsel to the independent trustees of the Trust. Mr. Frischling is a partner of such firm.



(7)      Mr. Sklar retired effective December 31, 2004.

                                   APPENDIX D

                          PROXY POLICIES AND PROCEDURES

                         (as amended September 16, 2004)

A.       PROXY POLICIES

         Each of A I M Advisors, Inc., A I M Capital Management, Inc., AIM Private Asset Management, Inc. and AIM Alternative Asset Management Company (each an "AIM Advisor" and collectively "AIM") has the fiduciary obligation to, at all times, make the economic best interest of advisory clients the sole consideration when voting proxies of companies held in client accounts. As a general rule, each AIM Advisor shall vote against any actions that would reduce the rights or options of shareholders, reduce shareholder influence over the board of directors and management, reduce the alignment of interests between management and shareholders, or reduce the value of shareholders' investments. At the same time, AIM believes in supporting the management of companies in which it invests, and will accord proper weight to the positions of a company's board of directors, and the AIM portfolio managers who chose to invest in the companies. Therefore, on most issues, our votes have been cast in accordance with the recommendations of the company's board of directors, and we do not currently expect that trend to change. Although AIM's proxy voting policies are stated below, AIM's proxy committee considers all relevant facts and circumstances, and retains the right to vote proxies as deemed appropriate.

         I.       BOARDS OF DIRECTORS

                  A board that has at least a majority of independent directors is integral to good corporate governance. Key board committees, including audit, compensation and nominating committees, should be completely independent.

                  There are some actions by directors that should result in votes being withheld. These instances include directors who:

                  o Are not independent directors and (a) sit on the board's audit, compensation or nominating committee, or (b) sit on a board where the majority of the board is not independent;

                  o Attend less than 75 percent of the board and committee meetings without a valid excuse;

                  o Implement or renew a dead-hand or modified dead-hand poison pill;

                  o Sit on the boards of an excessive number of companies;

                  o Enacted egregious corporate governance or other policies or failed to replace management as appropriate;

                  o Have failed to act on takeover offers where the majority of the shareholders have tendered their shares; or

                  o Ignore a shareholder proposal that is approved by a majority of the shares outstanding.

                  Votes in a contested election of directors must be evaluated on a case-by-case basis, considering the following factors:

                  o Long-term financial performance of the target company relative to its industry;

                  o        Management's track record;

                  o        Portfolio manager's assessment;

                  o        Qualifications of director nominees (both slates);

                  o Evaluation of what each side is offering shareholders as well as the likelihood that the proposed objectives and goals can be met; and

                  o        Background to the proxy contest.

         II.      INDEPENDENT AUDITORS

                  A company should limit its relationship with its auditors to the audit engagement, and certain closely related activities that do not, in the aggregate, raise an appearance of impaired independence. We will support the reappointment of the company's auditors unless:

                  o It is not clear that the auditors will be able to fulfill their function;


                  o There is reason to believe the independent auditors have rendered an opinion that is neither accurate nor indicative of the company's financial position; or


                  o The auditors have a significant professional or personal relationship with the issuer that compromises the auditors' independence.

         III.     COMPENSATION PROGRAMS

                  Appropriately designed equity-based compensation plans, approved by shareholders, can be an effective way to align the interests of long-term shareholders and the interests of management, employees and directors. Plans should not substantially dilute shareholders' ownership interests in the company, provide participants with excessive awards or have objectionable structural features. We will consider all incentives, awards and compensation, and compare them to a company-specific adjusted allowable dilution cap and a weighted average estimate of shareholder wealth transfer and voting power dilution.

                  o We will generally vote against equity-based plans where the total dilution (including all equity-based plans) is excessive.


                  o We will support the use of employee stock purchase plans to increase company stock ownership by employees, provided that shares purchased under the plan are acquired for no less than 85% of their market value.


                  o We will vote against plans that have any of the following structural features: ability to re-price underwater options without shareholder approval, ability to issue options with an exercise price below the stock's current market price, ability to issue reload options, or automatic share replenishment ("evergreen") feature.


                  o We will vote for proposals to reprice options if there is a value-for-value (rather than a share-for-share) exchange.


                  o We will generally support the board's discretion to determine and grant appropriate cash compensation and severance packages.

         IV.      CORPORATE MATTERS

                  We will review management proposals relating to changes to capital structure, reincorporation, restructuring and mergers and acquisitions on a case by case basis, considering the impact of the changes on corporate governance and shareholder rights, anticipated financial and operating benefits, portfolio manager views, level of dilution, and a company's industry and performance in terms of shareholder returns.

                  o We will vote for merger and acquisition proposals that the proxy committee and relevant portfolio managers believe, based on their review of the materials, will result in financial and operating benefits, have a fair offer price, have favorable prospects for the combined companies, and will not have a negative impact on corporate governance or shareholder rights.


                  o We will vote against proposals to increase the number of authorized shares of any class of stock that has superior voting rights to another class of stock.

                  o We will vote for proposals to increase common share authorization for a stock split, provided that the increase in authorized shares would not result in excessive dilution given a company's industry and performance in terms of shareholder returns.


                  o We will vote for proposals to institute open-market share repurchase plans in which all shareholders participate on an equal basis.

         V.       SHAREHOLDER PROPOSALS

                  Shareholder proposals can be extremely complex, and the impact on share value can rarely be anticipated with any high degree of confidence. The proxy committee reviews shareholder proposals on a case-by-case basis, giving careful consideration to such factors as: the proposal's impact on the company's short-term and long-term share value, its effect on the company's reputation, the economic effect of the proposal, industry and regional norms applicable to the company, the company's overall corporate governance provisions, and the reasonableness of the request.

                  o We will generally abstain from shareholder social and environmental proposals.


                  o We will generally support the board's discretion regarding shareholder proposals that involve ordinary business practices.


                  o We will generally vote for shareholder proposals that are designed to protect shareholder rights if the company's corporate governance standards indicate that such additional protections are warranted.


                  o We will generally vote for proposals to lower barriers to shareholder action.


                  o We will generally vote for proposals to subject shareholder rights plans to a shareholder vote. In evaluating these plans, we give favorable consideration to the presence of "TIDE" provisions (short-term sunset provisions, qualified bid/permitted offer provisions, and/or mandatory review by a committee of independent directors at least every three years).

         VI.      OTHER

                  o We will vote against any proposal where the proxy materials lack sufficient information upon which to base an informed decision.


                  o We will vote against any proposals to authorize the proxy to conduct any other business that is not described in the proxy statement.


                  o We will vote any matters not specifically covered by these proxy policies and procedures in the economic best interest of advisory clients.

                  AIM's proxy policies, and the procedures noted below, may be amended from time to time.

B.       PROXY COMMITTEE PROCEDURES

         The proxy committee currently consists of representatives from the Legal and Compliance Department, the Investments Department and the Finance Department.

         The committee members review detailed reports analyzing the proxy issues and have access to proxy statements and annual reports. Committee members may also speak to management of a company regarding proxy issues and should share relevant considerations with the proxy committee. The committee then discusses the issues and determines the vote. The committee shall give appropriate and significant weight to portfolio managers' views regarding a proposal's impact on shareholders. A proxy committee meeting requires a quorum of three committee members, voting in person or by e-mail.

         AIM's proxy committee shall consider its fiduciary responsibility to all clients when addressing proxy issues and vote accordingly. The proxy committee may enlist the services of reputable outside professionals and/or proxy evaluation services, such as Institutional Shareholder Services or any of its subsidiaries ("ISS"), to assist with the analysis of voting issues and/or to carry out the actual voting process. To the extent the services of ISS or another provider are used, the proxy committee shall periodically review the policies of that provider. The proxy committee shall prepare a report for the Funds' Board of Trustees on a periodic basis regarding issues where AIM's votes do not follow the recommendation of ISS or another provider because AIM's proxy policies differ from those of such provider.

         In addition to the foregoing, the following shall be strictly adhered to unless contrary action receives the prior approval of the Funds' Board of Trustees:

         1. Other than by voting proxies and participating in Creditors' committees, AIM shall not engage in conduct that involves an attempt to change or influence the control of a company.


         2. AIM will not publicly announce its voting intentions and the reasons therefore.


         3. AIM shall not participate in a proxy solicitation or otherwise seek proxy-voting authority from any other public company shareholder.

         4. All communications regarding proxy issues between the proxy committee and companies or their agents, or with fellow shareholders shall be for the sole purpose of expressing and discussing AIM's concerns for its advisory clients' interests and not for an attempt to influence or control management.

C.       BUSINESS/DISASTER RECOVERY

         If the proxy committee is unable to meet due to a temporary business interruption, such as a power outage, a sub-committee of the proxy committee may vote proxies in accordance with the policies stated herein. If the sub-committee of the proxy committee is not able to vote proxies, the sub-committee shall authorize ISS to vote proxies by default in accordance with ISS' proxy policies and procedures, which may vary slightly from AIM's.

D.       RESTRICTIONS AFFECTING VOTING

         If a country's laws allow a company in that country to block the sale of the company's shares by a shareholder in advance of a shareholder meeting, AIM will not vote in shareholder meetings held in that country, unless the company represents that it will not block the sale of its shares in connection with the meeting. Administrative or other procedures, such as securities lending, may also cause AIM to refrain from voting. Although AIM considers proxy voting to be an important shareholder right, the proxy committee will not impede a portfolio manager's ability to trade in a stock in order to vote at a shareholder meeting.

E.       CONFLICTS OF INTEREST

         The proxy committee reviews each proxy to assess the extent to which there may be a material conflict between AIM's interests and those of advisory clients. A potential conflict of interest situation may include where AIM or an affiliate manages assets for, administers an employee benefit plan for, provides other financial products or services to, or otherwise has a material business relationship with, a company whose management is soliciting proxies, and failure to vote proxies in favor of management of the company may harm AIM's relationship with the company. In order to avoid even the appearance of impropriety, the proxy committee will not take AIM's relationship with the company into account, and will vote the company's proxies in the best interest of the advisory clients, in accordance with these proxy policies and procedures.

         In the event that AIM's proxy policies and voting record do not guide the proxy committee's vote in a situation where a conflict of interest exists, the proxy committee will vote the proxy in the best interest of the advisory clients, and will provide information regarding the issue to the Funds' Board of Trustees in the next quarterly report.

         To the extent that a committee member has any conflict of interest with respect to a company or an issue presented, that committee member should inform the proxy committee of such conflict and abstain from voting on that company or issue.

F.       FUND OF FUNDS

         When an AIM Fund that invests in another AIM Fund(s) has the right to vote on the proxy of the underlying AIM Fund, AIM will seek guidance from the Board of Trustees of the investing AIM Fund on how to vote such proxy.


              The Proxy Voting Policies applicable to AIM Global Real Estate Fund and AIM Real Estate Fund follow:


                                 GENERAL POLICY

              INVESCO Institutional (NA), Inc. and its wholly-owned subsidiaries, and INVESCO Global Asset Management (N.A.), Inc. ("INVESCO") each has responsibility for making investment decisions that are in the best interest of its clients. As part of the investment management services it provides to clients, INVESCO may be authorized by clients to vote proxies appurtenant to the shares for which the clients are beneficial owners.

              As a fiduciary, INVESCO believes that it has a duty to manage clients' assets solely in the best interest of the clients and that the ability to vote proxies is a client asset. Accordingly, INVESCO has a duty to vote proxies in a manner in which it believes will add value to the client's investment.

              INVESCO is regulated by various state and federal laws, such as the Investment Advisers Act of 1940, the Investment Company Act of 1940, and the Employee Retirement Income Security Act of 1974 ("ERISA"). Because there may be different proxy voting standards for ERISA and non-ERISA clients, INVESCO's policy is to apply the proxy voting policies and procedures described herein to all of its clients. Any discussion herein which refers to an ERISA or non-ERISA situation is used for reference only.

              INVESCO may amend its proxy policies and procedures from time to time without prior notice to its clients.


                                   BACKGROUND

              ERISA fiduciary standards relating to proxy voting have not been interpreted until more recent times.

              Due to the large number of mergers and acquisitions in the 1980s and the growing importance of institutional investors in the equity markets, the Department of Labor ("DOL"), which enforces fiduciary standards for ERISA plan sponsors and managers, took the position that the right to vote shares of stock owned by a pension plan is, in itself, an asset of the plan. Thus, the "Wall Street Rule" of "vote with management (or abstain from voting) or sell the stock" was under scrutiny.

              In 1988, the DOL stated, in the "Avon Letter", that the fiduciary act of managing plan assets that are shares of corporate stock includes the voting of proxies appurtenant to those shares of stock.

Accordingly, where the authority to manage plan assets has been delegated to an investment manager pursuant to ERISA, no person other than the investment manager has authority to vote proxies appurtenant to such plan assets, except to the extent the named fiduciary has reserved to itself the right to direct a plan trustee regarding the voting of proxies.

         In 1990, in the "Monks Letter", the DOL stated that an ERISA violation would occur if the investment manager is explicitly or implicitly assigned the authority to vote proxies appurtenant to certain plan-owned stock and the named fiduciary, trustee or any person other than the investment manager makes the decision on how to vote the same proxies. Thus, according to the DOL, if the investment management contract expressly provides that the investment manager is not required to vote proxies, but does not expressly preclude the investment manager from voting the relevant proxies, the investment manager would have the exclusive fiduciary responsibility for voting the proxies. In contrast, the DOL pointed out that if either the plan document or the investment management contract expressly precludes the investment manager from voting proxies, the responsibility for voting proxies lies exclusively with the trustee.

         In 1994, in its Interpretive Bulletin 94-2 ("94-2"), the DOL reiterated and supplemented the Avon and Monks Letters. In addition, 94-2 extended the principles put forth in the Avon and Monks Letters to voting of proxies on shares of foreign corporations. However, the DOL recognized that the cost of exercising a vote on a particular proxy proposal could exceed any benefit that the plan could expect to gain in voting on the proposal. Therefore, the plan fiduciary had to weigh the costs and benefits of voting on proxy proposals relating to foreign securities and make an informed decision with respect to whether voting a given proxy proposal is prudent and solely in the interest of the plan's participants and beneficiaries.

         In January 2003, the Securities and Exchange Commission ("SEC") adopted regulations regarding Proxy Voting by investment advisers (SEC Release No. IA-2106). These regulations required investment advisers to (1) adopt written proxy voting policies and procedures which describe how the adviser addresses material conflicts between its interests and those of its clients with respect to proxy voting and which also addresses how the adviser resolves those conflicts in the bet interest of clients; (2) disclose to clients how they can obtain information from the adviser on how the adviser voted the proxies; and
(3) describe to clients its proxy voting policies and procedure to clients and, upon request, furnish a copy of them to clients.


                               PROXY VOTING POLICY

         Consistent with the fiduciary standards discussed above, INVESCO will vote proxies unless either the named fiduciary (e.g., the plan sponsor) retains in writing the right to direct the plan trustee or a third party to vote proxies or INVESCO determines that any benefit the client might gain from voting a proxy would be outweighed by the costs associated therewith (i.e., foreign proxies). In voting such proxies, INVESCO will act prudently, taking into consideration those factors that may affect the value of the security and will vote such proxies in a manner in which, in its opinion, is in the best interests of clients.


                                 PROXY COMMITTEE

         The INVESCO Proxy Committee will establish guidelines and procedures for voting proxies and will periodically review records on how proxies were voted.

         The Proxy Committee will consist of certain of INVESCO's equity investment professionals and non-equity investment professionals.

                                  PROXY MANAGER

         The Proxy Committee will appoint a Proxy Manager and/or hire a third-party Proxy Agent to analyze proxies, act as a liaison to the Proxy Committee and manage the proxy voting process, which process includes the voting of proxies and the maintenance of appropriate records.

         The Proxy Manager will exercise discretion to vote proxies within the guidelines established by the Proxy Committee. The Proxy Manager will consult with the Proxy Committee in determining how to vote proxies for issues not specifically covered by the proxy voting guidelines adopted by the Proxy Committee or in situations where the Proxy Manager or members of the Committee determine that consultation is prudent.


                              CONFLICTS OF INTEREST

         In effecting our policy of voting proxies in the best interests of our clients, there may be occasions where the voting of such proxies may present an actual or perceived conflict of interest between INVESCO, as the investment manager, and clients.

         Some of these potential conflicts of interest situations include, but are not limited to, (1) where INVESCO (or an affiliate) manage assets, administer employee benefit plans, or provides other financial services or products to companies whose management is soliciting proxies and failure to vote proxies in favor of the management of such a company may harm our (or an affiliate's) relationship with the company; (2) where INVESCO (or an affiliate) may have a business relationship, not with the company, but with a proponent of a proxy proposal and where INVESCO (or an affiliate) may manage assets for the proponent; or (3) where INVESCO (or an affiliate) or any member of the Proxy Committee may have personal or business relationships with participants in proxy contests, corporate directors or candidates for corporate directorships, or where INVESCO (or an affiliate) or any member of the Proxy Committee may have a personal interest in the outcome of a particular matter before shareholders.

         In order to avoid even the appearance of impropriety, in the event that INVESCO (or an affiliate) manages assets for a company, its pension plan, or related entity or where any member of the Proxy Committee has a personal conflict of interest, and where we have invested clients' funds in that company's shares, the Proxy Committee will not take into consideration this relationship and will vote proxies in that company solely in the best interest of all of our clients.

         In addition, members of the Proxy Committee must notify INVESCO's Chief Compliance Officer, with impunity and without fear of retribution or retaliation, of any direct, indirect or perceived improper influence made by anyone within INVESCO or by an affiliated company's representatives with regard to how INVESCO should vote proxies. The Chief Compliance Officer will investigate the allegations and will report his or her findings the INVESCO Management Committee. In the event that it is determined that improper influence was made, the Management Committee will determine the appropriate action to take which may include, but is not limited to, (1) notifying the affiliated company's Chief Executive Officer, its Management Committee or Board of Directors, (2) taking remedial action, if necessary, to correct the result of any improper influence where the clients have been harmed, or (3) notifying the appropriate regulatory agencies of the improper influence and to fully cooperate with these regulatory agencies as required. In all cases, the Proxy Committee shall not take into consideration the improper influence in determining how to vote proxies and will vote proxies solely in the best interest of clients.

         Furthermore, members of the Proxy Committee must advise INVESCO's Chief Compliance Officer and fellow Committee members of any actual or potential conflicts of interest he or she may have with regard to how proxies are to be voted regarding certain companies (e.g., personal security ownership in a company, or personal or business relationships with participants in proxy contests, corporate directors or candidates for corporate directorships). After reviewing such conflict, upon advice from the Chief Compliance Officer, the Committee may require such Committee member to recuse himself or herself from participating in the discussions regarding the proxy vote item and from casting a vote regarding how INVESCO should vote such proxy.


                             PROXY VOTING PROCEDURES

The Proxy Manager will:

         o        Vote proxies;

         o Take reasonable steps to reconcile proxies received by INVESCO and/or a third-party Proxy Agent who administers the vote with shares held in the accounts;

         o Document the vote and rationale for each proxy voted (routine matters are considered to be documented if a proxy is voted in accordance with the Proxy Voting Guidelines established by the Proxy Committee);

         o If requested, provide to clients a report of the proxies voted on their behalf.


                             PROXY VOTING GUIDELINES

The Proxy Committee has adopted the following guidelines in voting proxies:

         I.       CORPORATE GOVERNANCE

                  INVESCO will evaluate each proposal separately. However, INVESCO will generally vote FOR a management sponsored proposal unless it believes that adoption of the proposal may have a negative impact on the economic interests of shareholders.

                  INVESCO will generally vote FOR

                           o        Annual election of directors

                           o        Appointment of auditors

                           o Indemnification of management or directors or both against negligent or unreasonable action

                           o        Confidentiality of voting

                           o        Equal access to proxy statements

                           o        Cumulative voting

                           o        Declassification of Boards

                           o        Majority of Independent Directors

                  INVESCO will generally vote AGAINST

                           o Removal of directors from office only for cause or by a supermajority vote

                           o        "Sweeteners" to attract support for
                                    proposals

                           o        Unequal voting rights proposals
                                    ("superstock")

                           o        Staggered or classified election of
                                    directors

                           o Limitation of shareholder rights to remove directors, amend by-laws, call special meetings, nominate directors, or other actions to limit or abolish shareholder rights to act independently such as acting by written consent

                           o Proposals to vote unmarked proxies in favor of management

                           o Proposals to eliminate existing pre-emptive rights

         II.      TAKEOVER DEFENSE AND RELATED ACTIONS

                  INVESCO will evaluate each proposal separately. Generally, INVESCO will vote FOR a management sponsored anti-takeover proposal which (1) enhances management's bargaining position and (2) when combined with other anti-takeover provisions, including state takeover laws, does not discourage serious offers. INVESCO believes that generally four or more anti-takeover measures, which can only be repealed by a super-majority vote, are considered sufficient to discourage serious offers and therefore should be voted AGAINST.

                  INVESCO will generally vote FOR

                  o        Fair price provisions

                  o Certain increases in authorized shares and/or creation of new classes of common or preferred stock

                  o        Proposals to eliminate greenmail provisions

                  o        Proposals to eliminate poison pill provisions

                  o Proposals to re-evaluate or eliminate in-place "shark repellents"

                  INVESCO will generally vote AGAINST

                  o Proposals authorizing the company's board of directors to adopt, amend or repeal by-laws without shareholders' approval

                  o Proposals authorizing the company's management or board of directors to buy back shares at premium prices without shareholders' approval

         III.     COMPENSATION PLANS

                  INVESCO will evaluate each proposal separately. INVESCO believes that in order for companies to recruit, promote and retain competent personnel, companies must provide appropriate and competitive compensation plans. INVESCO will generally vote FOR management sponsored compensation plans, which are reasonable, industry competitive and not unduly burdensome to the company in order for the company to recruit, promote and retain competent personnel.

                  INVESCO will generally vote FOR

                           o Stock option plans and/or stock appreciation right plans

                           o Profit incentive plans provided the option is priced at 100% fair market value

                           o        Extension of stock option grants to
                                    non-employee directors in lieu of their cash compensation provided the option is priced at or about the then fair market value

                           o Profit sharing, thrift or similar savings plans

                  INVESCO will generally vote AGAINST

                           o Stock option plans that permit issuance of loans to management or selected employees with authority to sell stock purchased by the loan without immediate repayment, or that are overly generous (below market price or with appreciation rights paying the difference between option price and the stock, or permit pyramiding or the directors to lower the purchase price of outstanding options without a simultaneous and proportionate reduction in the number of shares available)

                           o Incentive plans which become effective in the event of hostile takeovers or mergers (golden and tin parachutes)

                           o Proposals creating an unusually favorable compensation structure in advance of a sale of the company

                           o Proposals that fail to link executive compensation to management performance

                           o Acceleration of stock options/awards if the majority of the board of directors changes within a two year period

                           o Grant of stock options to non-employee directors in lieu of their cash compensation at a price below 100% fair market value

                           o Adoption of a stock purchase plan at less than 85% of fair market value

         IV.      CAPITAL STRUCTURE, CLASSES OF STOCK AND RECAPITALIZATION

                  INVESCO will evaluate each proposal separately. INVESCO recognizes that from time to time companies must reorganize their capital structure in order to avail themselves of access to the capital markets and in order to restructure their financial position in order to raise capital and to be better capitalized. Generally, INVESCO will vote FOR such management sponsored reorganization proposals if such proposals will help the company gain better access to the capital markets and to attain a better financial position. INVESCO will generally vote AGAINST such proposals that appear to entrench management and do not provide shareholders with economic value.

                  INVESCO will generally vote FOR

                  o Proposals to reincorporate or reorganize into a holding company

                  o Authorization of additional common or preferred shares to accommodate a stock split or other business purposes not related to anti-takeover measures as long as the increase is not excessive and a valid need has been proven

                  INVESCO will generally vote AGAINST

                  o Proposals designed to discourage mergers and acquisitions in advance

                  o Proposals to change state of incorporation to a state less favorable to shareholders' interests

                  o Reincorporating in another state to implement anti-takeover measures

         V.   SOCIAL RESPONSIBILITY

              INVESCO will evaluate each proposal separately. INVESCO believes that a corporation, if it is in a solid financial position and can afford to do so, has an obligation to return certain largesse to the communities in which it operates. INVESCO believes that the primary mission of a company is to be profitable. However, where a company has proven that it is able to sustain a level of profitability and the market price of the company's shares reflect an appropriate economic value for such shares, INVESCO will generally vote FOR certain social responsibility initiatives. INVESCO will generally vote AGAINST proposed social responsibility initiatives if it believes that the company already has adequate policies and procedures in place and it should focus its efforts on enhancing shareholder value where the assets and resources involved could be put to better use in obtaining profits.

              INVESCO will generally vote FOR

                  o        International Labor Organization Principles

                  o Resolutions seeking Basic Labor Protections and Equal Employment Opportunity

                  o        Expanding EEO/Social Responsibility Reporting


                                 RECORD KEEPING

         The Proxy Manager will take necessary steps to retain proxy voting records for the period of time as required by regulations.

                                   APPENDIX E

               CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

         To the best knowledge of the Trust, the names and addresses of the record and beneficial holders of 5% or more of the outstanding shares of each class of the Trust's equity securities and the percentage of the outstanding shares held by such holders are set forth below. Unless otherwise indicated below, the Trust has no knowledge as to whether all or any portion of the shares owned of record are also owned beneficially.

         A shareholder who owns beneficially 25% or more of the outstanding securities of a Fund is presumed to "control" that Fund as defined in the 1940 Act. Such control may affect the voting rights of other shareholders.


         All information listed below is as of April 4, 2005.




AIM GLOBAL REAL ESTATE FUND



         AIM provided the initial capitalization of the Fund and, accordingly, as of the date of this Statement of Additional Information, owned more than 25% of the issued and outstanding shares of the Fund and therefore could be deemed to "control" the Fund as that term is defined in the 1940 Act. It is anticipated that after the commencement of the public offering of the Fund's shares, AIM will cease to control the Fund for the purposes of the 1940 Act.



AIM HIGH YIELD FUND



                              CLASS A SHARES  CLASS B SHARES   CLASS C SHARES      INVESTOR      INSTITUTIONAL
                                                                                 CLASS SHARES    CLASS SHARES
----------------------------- --------------- ---------------- ---------------  --------------- -----------------

NAME AND ADDRESS OF             PERCENTAGE      PERCENTAGE       PERCENTAGE       PERCENTAGE       PERCENTAGE
PRINCIPAL HOLDER                 OWNED OF        OWNED OF         OWNED OF         OWNED OF         OWNED OF
                                  RECORD          RECORD           RECORD           RECORD           RECORD
----------------------------- --------------- ---------------- ---------------  --------------- -----------------


AIM Aggressive Asset
Allocation Fund
Omnibus Account
C/O A I M Advisors, Inc.           --                --              --               --                  %
11 E. Greenway Plaza,
Ste 100
Houston, TX  77046-1113

AIM Moderate Asset
Allocation Fund
Omnibus Account
C/O A I M Advisors, Inc.           --                --              --               --                  %
11 E. Greenway Plaza,
Ste 100
Houston, TX  77046-1113

Citigroup Global Markets
House Acct.
Attn: Cindy Tempesta,
7th Floor
333 West 34th St.                  --                %               %                --                  --
New York, NY  10001-2402

Merrill Lynch Pierce Fenner & Smith
FBO The Sole Benefit of Customers
Attn: Fund Administration                      --                  %                   %                   --                  --
4800 Deer Lake Dr. East, 2nd Floor
Jacksonville, FL  32246


AIM INCOME FUND


                                       CLASS A SHARES  CLASS B SHARES   CLASS C SHARES  CLASS R SHARES     INVESTOR
                                                                                                         CLASS SHARES
-------------------------------------- --------------- ---------------- --------------- --------------- ---------------
NAME AND ADDRESS OF                      PERCENTAGE      PERCENTAGE       PERCENTAGE      PERCENTAGE      PERCENTAGE
PRINCIPAL HOLDER                          OWNED OF        OWNED OF         OWNED OF        OWNED OF        OWNED OF
                                           RECORD          RECORD           RECORD          RECORD          RECORD
-------------------------------------- --------------- ---------------- --------------- --------------- ---------------
Citigroup Global Markets House
Attn: Cindy Tempesta 7th A
333 West 34th Street                         %               --               --              --              --
New York, NY   10001-2402

Cortina Tool & Molding Co.
Attn: Michael Giannelli
912 Tamer Ln                                 --              --               --              %               --
Glenview, IL 60025-3767

D & L Manufacturing Inc. 401K PSP
Lee Eslicker TTEE
Omnibus Account                              --              --               --              %               --
P. O. Box 52427
Tulsa, OK  74152-0427

Merrill Lynch Pierce Fenner & Smith
FBO The Sole Benefit of Customers
Attn:  Fund Administration                   --               %               %               --              --
4800 Deer Lake Dr. East, 2nd Floor
Jacksonville, FL  32246

Reliance Trust Company
Custodian
FBO Continental Products Inc.                --              --               --              %               --
401(K) Plan
P.O. Box 48529
Atlanta, GA  30362-1529

AIM INTERMEDIATE GOVERNMENT FUND


                              CLASS A SHARES  CLASS B SHARES   CLASS C SHARES  CLASS R SHARES     INVESTOR      INSTITUTIONAL
                                                                                                CLASS SHARES    CLASS SHARES*
----------------------------- --------------- ---------------- --------------- --------------- --------------- -----------------

NAME AND ADDRESS OF             PERCENTAGE      PERCENTAGE       PERCENTAGE      PERCENTAGE      PERCENTAGE       PERCENTAGE
PRINCIPAL HOLDER                 OWNED OF        OWNED OF         OWNED OF        OWNED OF        OWNED OF         OWNED OF
                                  RECORD          RECORD           RECORD          RECORD          RECORD           RECORD
----------------------------- --------------- ---------------- --------------- --------------- --------------- -----------------

AMVESCAP Nat'l. Trust
Company TTEE
FBO Big Horn Basin
Orthopedic Clinic PC                --              --               --              %               --              N/A
401K Profit Sharing Plan
P. O. Box 105779
Atlanta, GA  30348-5779

Cecille Stell Pulitzer
7/19/91
Cecille Stell Pulitzer TTE
U/I                                 --              --               --              --              %               N/A
Revoc Trust
c/o St. Louis Post-Dispatch
900 N. Tucker Blvd
St. Louis, MO  63101-1069

Charles Schwab & Co. Inc.
Special Custody FBO
Customers
(SIM)                               --              --               --              --              %               N/A
ATTN:  Mutual Funds
101 Montgomery Street
San Francisco, CA
94104-4122

Merrill Lynch Pierce Fenner
& Smith
FBO The Sole Benefit of
Customers                           %                %               %               %               --              N/A
Attn:  Fund Administration
4800 Deer Lake Dr. East,
2nd Floor
Jacksonville, FL  32246-6484



* Institutional Class shares have not commenced operations as of the date of this Statement of Additional Information.

AIM LIMITED MATURITY TREASURY FUND


                                                     CLASS A                 CLASS A3            INSTITUTIONAL CLASS
                                                      SHARES                  SHARES                   SHARES
---------------------------------------------- --------------------- ------------------------- ------------------------

NAME AND ADDRESS OF                                 PERCENTAGE                PERCENTAGE               PERCENTAGE
PRINCIPAL HOLDER                                     OWNED OF                  OWNED OF                 OWNED OF
                                                      RECORD                    RECORD                   RECORD
---------------------------------------------- --------------------- ------------------------- ------------------------

AIM Conservative Asset Allocation Fund
Omnibus Account
C/O A I M Advisors, Inc.                                --                      --                        %
11 E. Greenway Plaza, Suite 100
Houston, TX  77046-1113

ESOR & Co.
Attn:  Trust Operations - Lynn Knight                   --                      --                        %
P.O. Box 19006
Green Bay, WI 54307-9006

Merrill Lynch Pierce Fenner & Smith
FBO The Sole Benefit of Customers
Attn:  Fund Administration                              %                       --                       --
4800 Deer Lake Dr. East, 2nd Floor
Jacksonville, FL  32246

MUIR & Co.
c/o Frost                                               --                      --                        %
P.O. Box 2479
San Antonio, TX 78298-2479
                                                        --                      --                        %
FIIOC Agent
Employee Benefit Plans
100 Magellan Way KWIC
Covington, KY  41015-1987


AIM MONEY MARKET FUND


                                      AIM CASH      CLASS B SHARES   CLASS C SHARES  CLASS R SHARES     INVESTOR      INSTITUTIONAL
                                   RESERVE SHARES                                                     CLASS SHARES    CLASS SHARES*
---------------------------------- ---------------- ---------------- --------------- --------------- --------------- ---------------

NAME AND ADDRESS OF                  PERCENTAGE       PERCENTAGE       PERCENTAGE      PERCENTAGE      PERCENTAGE      PERCENTAGE
PRINCIPAL HOLDER                      OWNED OF         OWNED OF         OWNED OF        OWNED OF        OWNED OF        OWNED OF
                                       RECORD           RECORD           RECORD          RECORD          RECORD          RECORD
---------------------------------- ---------------- ---------------- --------------- --------------- --------------- ---------------

A I M Distributors, Inc.
ATTN: Corporate Controller               %               --               --              --              --              N/A
11 E. Greenway Plaza, Ste 100
Houston, TX  77046-1113

AMVESCAP National Trust Co. FBO
Itasca Bank & Trust Co.                                                                                                    N/A
401 (K) Retirement Plan                  --               --               --              %               --
P. O. Box 105779
Atlanta, GA  30348-5779
                                         --               --               --              %               --              N/A

                                      AIM CASH      CLASS B SHARES   CLASS C SHARES  CLASS R SHARES     INVESTOR      INSTITUTIONAL
                                   RESERVE SHARES                                                     CLASS SHARES    CLASS SHARES*
---------------------------------- ---------------- ---------------- --------------- --------------- --------------- ---------------

NAME AND ADDRESS OF                  PERCENTAGE       PERCENTAGE       PERCENTAGE      PERCENTAGE      PERCENTAGE      PERCENTAGE
PRINCIPAL HOLDER                      OWNED OF         OWNED OF         OWNED OF        OWNED OF        OWNED OF        OWNED OF
                                       RECORD           RECORD           RECORD          RECORD          RECORD          RECORD
---------------------------------- ---------------- ---------------- --------------- --------------- --------------- ---------------



AMVESCAP National Trust Company
FBO Santa's Best 401(k) &PS Plan
P.O. Box 105779
Atlanta, GA  30348-5779                  --               --               --              %               --              N/A

MCB Trust Services Cust. FBO
Favorite Nurses 401(k) Retirement
815 W. Olympic Blvd.                     --               --               --              %               --              N/A
Montebello, CA  90640-5101


* Institutional Class shares have not commenced operations as of the date of this Statement of Additional Information.

AIM MUNICIPAL BOND FUND


                                           CLASS A SHARES      CLASS B SHARES      CLASS C SHARES     INVESTOR CLASS
                                                                                                          SHARES
--------------------------------------- ------------------- ------------------- ------------------- ------------------

NAME AND ADDRESS OF                       PERCENTAGE OWNED    PERCENTAGE OWNED    PERCENTAGE OWNED   PERCENTAGE OWNED
PRINCIPAL HOLDER                                 OF                  OF                  OF                 OF
                                               RECORD              RECORD              RECORD             RECORD
---------------------------------------- ------------------- ------------------- ------------------- ------------------

Charles Schwab & Co. Inc.
Special Custody FBO Customer
(SIM)                                            --                  --                  --                  %
ATTN:  Mutual Funds
101 Montgomery Street
San Francisco, CA  94104-4122

Citigroup Global Markets House Account
Attn: Cindy  Tempesta                            --                  %                   --                 --
333 West 34th St., 7th Floor
New York, NY 10001-2402

Gary T. Crum
11 E. Greenway Plaza, Suite 100                  %                   --                  --                 --
Houston, TX  77046-1100

Merrill Lynch Pierce Fenner & Smith
FBO The Sole Benefit of Customers
Attn:  Fund Administration                       --                  %                   %                  --
4800 Deer Lake Dr. East, 2nd Floor
Jacksonville, FL  32246

Morgan Stanley DW
ATTN:  Mutual Fund Operations                    --                  --                  %
3 Harborside Place Fl 6
Jersey City, NJ  07311-3907

AIM REAL ESTATE FUND


                                  CLASS A SHARES  CLASS B SHARES  CLASS C SHARES  CLASS R SHARES INVESTOR CLASS     INSTITUTIONAL
                                                                                                     SHARES         CLASS SHARES
--------------------------------- --------------- --------------- --------------- -------------- ---------------- ------------------

NAME AND ADDRESS OF                 PERCENTAGE       PERCENTAGE     PERCENTAGE       PERCENTAGE     PERCENTAGE        PERCENTAGE
PRINCIPAL HOLDER                     OWNED OF         OWNED OF       OWNED OF         OWNED OF       OWNED OF          OWNED OF
                                      RECORD           RECORD         RECORD           RECORD         RECORD            RECORD
--------------------------------- --------------- --------------- --------------- -------------- ---------------- ------------------

AIM Aggressive Asset Allocation
Fund
Omnibus Account
C/O A I M Advisors, Inc.                --              --              --              --             --                %
11 E. Greenway Plaza, Suite 100
Houston, TX  77046-1113

BISYS Retirement Services
Cardiovascular Anesthesiologists        --              --              --              %              --                --
700 17th Street Suite 300
Denver, CO  80202-3531

Charles Schwab & Co Inc.
Reinvestment Account                    %               --              --              --             %                 --
101 Montgomery Street
San Francisco, CA  94104-4122

Citigroup Global Markets House
Acct
Attn: Cindy Tempesta, 7th Floor         --              --              %               --             --                --
333 West 34th Street
New York, NY  10001-2402

MCB Trust Services Trustee
Minneapolis Club 401(k) Plan            --              --              --              %              --                --
700 17th Street Suite 300
Denver, CO  80202-3531
                                        --              %               %               --             --                --
Merrill Lynch Pierce Fenner &
Smith
FBO The Sole Benefit of
Customers
Attn: Fund Administration
4800 Deer Lake Drive East, 2nd
Floor
Jacksonville, FL  32246

Morgan Stanley DW
ATTN:  Mutual Fund Operations           --              --              %               --             --                --
3 Harborside Place Fl 6
Jersey City, NJ  07311-3907

                                  CLASS A SHARES  CLASS B SHARES  CLASS C SHARES  CLASS R SHARES INVESTOR CLASS     INSTITUTIONAL
                                                                                                     SHARES         CLASS SHARES
--------------------------------- --------------- --------------- --------------- -------------- ---------------- ------------------

NAME AND ADDRESS OF                 PERCENTAGE       PERCENTAGE     PERCENTAGE       PERCENTAGE     PERCENTAGE        PERCENTAGE
PRINCIPAL HOLDER                     OWNED OF         OWNED OF       OWNED OF         OWNED OF       OWNED OF          OWNED OF
                                      RECORD           RECORD         RECORD           RECORD         RECORD            RECORD
--------------------------------- --------------- --------------- --------------- -------------- ---------------- ------------------

Pershing LLC
P.O. Box 2052                           --              --               --               %             --                --
Jersey City, NJ  07303-2052

Reliance Trust Company Cust
FBO Mid-Island Electrical Sales
Co.                                     --              --               --               %             --                --
P.O. Box 48529
Atlanta, GA  30362-1529

Whistler Machine Works Inc. 401K
John T. Devine, Jr. TTEE                --              --               --               %             --                --
805 S. Wheatley Street Ste 600
Ridgeland, MS  39157-5005



AIM SHORT TERM BOND FUND



                                           CLASS A SHARES      CLASS C SHARES      CLASS R SHARES      INSTITUTIONAL
                                                                                                       CLASS SHARES
---------------------------------------- ------------------- ------------------- ------------------- ------------------

NAME AND ADDRESS OF                       PERCENTAGE OWNED    PERCENTAGE OWNED    PERCENTAGE OWNED    PERCENTAGE OWNED
PRINCIPAL HOLDER                                 OF                  OF                  OF                  OF
                                               RECORD              RECORD              RECORD              RECORD
---------------------------------------- ------------------- ------------------- ------------------- ------------------

A I M Advisors, Inc.
ATTN:  Corporate Controller
11 E. Greenway Plaza, Ste 1919                   --                  --                  %                  --
Houston, TX  77046-1103

AIM Conservative Asset Allocation Fund
Omnibus Account
C/O A I M Advisors, Inc.                         --                  --                  --                  %
11 E. Greenway Plaza, Ste 100
Houston, TX  77046-1113

AIM Moderate Asset Allocation Fund
Omnibus Account
C/O. A I M Advisors, Inc.                        --                  --                  --                  %
11 E. Greenway Plaza, Ste 100
Houston, TX  77046-1113

First Clearing, LLC
A/C 7985-9898
Srinivasan Family TR                             %                   --                  --                 --
Prasad Srinivasan
268 Grandview Drive
Glastonbury, CT  60633-3946

                                           CLASS A SHARES      CLASS C SHARES      CLASS R SHARES      INSTITUTIONAL
                                                                                                       CLASS SHARES
---------------------------------------- ------------------- ------------------- ------------------- ------------------

NAME AND ADDRESS OF                       PERCENTAGE OWNED    PERCENTAGE OWNED    PERCENTAGE OWNED    PERCENTAGE OWNED
PRINCIPAL HOLDER                                 OF                  OF                  OF                  OF
                                               RECORD              RECORD              RECORD              RECORD
---------------------------------------- ------------------- ------------------- ------------------- ------------------

Roseann Parisi
Roseann Parisi                                   --                  --                  %                  --
459 Main Street
Thomaston, ME  04861-3905

Susan Parrish
Susan Parrish                                    --                  --                  %                  --
105 Grand Avenue
Suwanee, GA  30024-4287

MCB Trust Services Cust. FBO
Mile Hi Medical, PC                              --                  --                  %                  --
700 17th Street, Suite 300
Denver, CO  80202-3531


AIM TOTAL RETURN BOND FUND


                                           CLASS A SHARES    CLASS B SHARES    CLASS C SHARES    CLASS R SHARES     INSTITUTIONAL
                                                                                                                     CLASS SHARES
----------------------------------------- ----------------- ------------------ ---------------- ----------------- -----------------

NAME AND ADDRESS OF                          PERCENTAGE         PERCENTAGE        PERCENTAGE        PERCENTAGE         PERCENTAGE
PRINCIPAL HOLDER                              OWNED OF           OWNED OF          OWNED OF          OWNED OF           OWNED OF
                                               RECORD             RECORD            RECORD            RECORD             RECORD
----------------------------------------- ----------------- ------------------ ---------------- ----------------- -----------------

AIM Conservative Asset Allocation Fund
Omnibus Account
C/O A I M Advisors, Inc.                         --                --                --                --                 %
11 Greenway Plaza, Suite 100
Houston , TX  77046

AIM Moderate Asset Allocation Fund
Omnibus Account
C/O A I M Advisors, Inc.                         --                --                --                --                 %
11 Greenway Plaza, Suite 100
Houston , TX  77046

Coinage of America
Gregory A. Howe                                  --                --                --                %                  --
2219 E. Thousand Oaks Blvd #251
Thousand Oaks, CA  91362-2930

Craven H. Crowell, Jr.
401(k) Plan
Craven Crowell Trustee                           --                --                --                %                  --
301 Heathermoor Drive
Knoxville, TN  37922-2558

MCB Trust Services Cust. FBO
815 W. Olympic Blvd.                             --                --                --                %                  --
Montebello, CA  90640-5101

                                           CLASS A SHARES    CLASS B SHARES    CLASS C SHARES    CLASS R SHARES     INSTITUTIONAL
                                                                                                                     CLASS SHARES
----------------------------------------- ----------------- ------------------ ---------------- ----------------- -----------------

NAME AND ADDRESS OF                          PERCENTAGE         PERCENTAGE        PERCENTAGE        PERCENTAGE         PERCENTAGE
PRINCIPAL HOLDER                              OWNED OF           OWNED OF          OWNED OF          OWNED OF           OWNED OF
                                               RECORD             RECORD            RECORD            RECORD             RECORD
----------------------------------------- ----------------- ------------------ ---------------- ----------------- -----------------

MCB Trust Services Cust FBO
Harmony Printing & Development                   --                --                --                %                  --
815 W. Olympic Blvd.
Montebello, CA  90640-5101

Merrill Lynch Pierce Fenner & Smith
FBO The Sole Benefit of Customers
Attn:  Fund Administration                       --                 %                --                --                 --
4800 Deer Lake Dr. East, 2nd Floor
Jacksonville, FL  32246

Roseann Parisi
Roseann Parisi                                   --                --                --                %                  --
459 Main Street
Thomaston, ME  04861-3905






         MANAGEMENT OWNERSHIP


         As of April 4, 2005, the trustees and officers as a group owned less than 1% of the outstanding shares of each class of each Fund, except the trustees and officers as a group owned ____% of the outstanding AIM Cash Reserve shares of AIM Money Market Fund.

                                   APPENDIX F

                                 MANAGEMENT FEES

         For the last three fiscal years ended July 31, the management fees payable by the Fund, the amounts waived by AIM and the net fee paid by the Fund were as follows:


    FUND NAME                             2004                                                2003
------------------ --------------------------------------------------- ---------------------------------------------------
                     MANAGEMENT        MANAGEMENT     NET MANAGEMENT      MANAGEMENT    MANAGEMENT FEE     NET MANAGEMENT
                     FEE PAYABLE       FEE WAIVERS       FEE PAID         FEE PAYABLE       WAIVERS           FEE PAID
------------------ ---------------- ----------------- ---------------- ---------------- ----------------- ----------------

 AIM Global Real              N/A              N/A               N/A              N/A              N/A               N/A
  Estate Fund(1)

    AIM High          $ 7,060,337      $    (6,992)      $ 7,053,345      $ 5,533,331      $    (8,331)      $ 5,525,000
   Yield Fund

AIM Intermediate        4,380,063          (11,188)        4,368,875        5,335,975          (22,714)        5,313,261
 Government Fund

   AIM Limited          1,064,847              N/A         1,064,847        1,392,547              N/A         1,392,547
    Maturity
  Treasury Fund

AIM Money Market        8,403,115       (8,403,115)               --       10,145,165       (2,809,789)        7,335,376
      Fund

 AIM Real Estate        5,126,831              N/A               N/A        2,327,770              N/A               N/A
      Fund

 AIM Short Term         1,384,347             (837)        1,383,510          598,592             (761)          597,831
   Bond Fund(2)

AIM Total Return          443,190         (386,506)           56,684          306,590         (266,097)           40,493
    Bond Fund



    FUND NAME                            2002
------------------ --------------------------------------------------
                     MANAGEMENT     MANAGEMENT FEE     NET MANAGEMENT
                     FEE PAYABLE        WAIVERS           FEE PAID
------------------ --------------- ----------------- ----------------

 AIM Global Real             N/A           N/A              N/A
  Estate Fund(1)

    AIM High          $6,811,857      $ (6,338)      $6,805,519
   Yield Fund

AIM Intermediate       3,328,024       (28,397)       3,299,627
 Government Fund

   AIM Limited         1,200,432           N/A        1,200,432
    Maturity
  Treasury Fund

AIM Money Market       9,087,854           N/A        9,087,854
      Fund

 AIM Real Estate         903,720           N/A              N/A
      Fund

 AIM Short Term              N/A           N/A              N/A
   Bond Fund(2)

AIM Total Return          26,520       (46,520)           $ -0-
    Bond Fund



         (1)      Commenced operations on April 29, 2005.



         (2)      Commenced operations on August 30, 2002.

                                   APPENDIX G
                               PORTFOLIO MANAGERS



                               As of July 31, 2004




                            INVESTMENTS IN EACH FUND




NAME OF PORTFOLIO MANAGER                               DOLLAR RANGE OF INVESTMENTS IN EACH FUND(1)
------------------------------------------------------- ------------------------------------------------------
                                         AIM GLOBAL REAL ESTATE FUND

Mark Blackburn                                                                   N/A
Joe V. Rodriguez, Jr.                                                            N/A
James W. Trowbridge                                                              N/A

                                             AIM HIGH YIELD FUND

Peter Ehret
Carolyn L. Gibbs
Darren S. Hughes

                                      AIM INTERMEDIATE GOVERNMENT FUND

Clint W. Dudley
Scot W. Johnson

                                     AIM LIMITED MATURITY TREASURY FUND

Clint W. Dudley
Scot W. Johnson

                                            AIM REAL ESTATE FUND

Mark Blackburn
Joe V. Rodriguez, Jr.
James W. Trowbridge

                                          AIM SHORT TERM BOND FUND

Jan H. Friedli
Scot W. Johnson

                                         AIM TOTAL RETURN BOND FUND

Jan H. Friedli
Scot W. Johnson


----------
(1) This column reflects investments in a Fund's shares owned directly by a portfolio manager or beneficially owned by a portfolio manager (as determined in accordance with Rule 16a-1(a)(2) under the Securities Exchange Act of 1934, as amended). A portfolio manager is presumed to be a beneficial owner of securities that are held by his or her immediate family members sharing the same household.

DESCRIPTION OF COMPENSATION STRUCTURE



AIM ADVISORS, INC.



     AIM seeks to maintain a compensation program that is competitively positioned to attract and retain high-caliber investment professionals. Portfolio managers receive a base salary, an incentive bonus opportunity, an equity compensation opportunity, and a benefits package. Portfolio manager compensation is reviewed and may be modified each year as appropriate to reflect changes in the market, as well as to adjust the factors used to determine bonuses to promote good sustained fund performance. AIM evaluates competitive market compensation by reviewing compensation survey results conducted by an independent third party of investment industry compensation. Each portfolio manager's compensation consists of the following five elements:



o BASE SALARY. Each portfolio manager is paid a base salary. In setting the base salary, AIM's intention is to be competitive in light of the particular portfolio manager's experience and responsibilities.



o ANNUAL BONUS. Each portfolio manager is eligible to receive an annual cash bonus which has quantitative and non-quantitative components. Generally, 70% of the bonus is quantitatively determined, based typically on a four-year rolling average of pre-tax performance of all registered investment company accounts for which a portfolio manager has day-to-day management responsibilities versus the performance of a pre-determined peer group. In instances where a portfolio manager has responsibility for management of more than one fund, an asset weighted four-year rolling average is used.



     High fund performance (against applicable peer group) would deliver compensation generally associated with top pay in the industry (determined by reference to the third-party provided compensation survey information) and poor fund performance (versus applicable peer group) could result in no bonus. The amount of fund assets under management typically have an impact on the bonus potential (for example, managing more assets increases the bonus potential); however, this factor typically carries less weight than relative performance. The remaining 30% portion of the bonus is discretionary as determined by AIM and takes into account other subjective factors.



o EQUITY-BASED COMPENSATION. Portfolio managers may be awarded options to purchase common shares and/or granted restricted shares of AMVESCAP stock from pools determined from time to time by the Remuneration Committee of the AMVESCAP Board of Directors. Awards of equity-based compensation typically vest over time, so as to create incentives to retain key talent.



o PARTICIPATION IN GROUP INSURANCE PROGRAMS. Portfolio managers are provided life insurance coverage in the form of a group variable universal life insurance policy, under which they may make additional contributions to purchase additional insurance coverage or for investment purposes.



o PARTICIPATION IN DEFERRED COMPENSATION PLAN. Portfolio managers are eligible to participate in a non-qualified deferred compensation plan, which affords participating employees the tax benefits of deferring the receipt of a portion of their cash compensation.



Portfolio managers also participate in benefit plans and programs available generally to all employees.



INVESCO INSTITUTIONAL, (N.A.) INC.



Each portfolio manager's compensation consists of the following five elements:



o BASE SALARY. Each portfolio manager is paid a base salary which is set at a level determined to be appropriate based upon an individual's experience and responsibilities through the use of independent compensation surveys of the investment management industry.

o ANNUAL BONUS. Each portfolio manager is paid an annual cash bonus which has a performance driven component and a discretionary component, the combined total of which will typically range from 50 to over 100 percent of the manager's base salary. Generally, the majority of the of the bonus is pre-tax performance driven, based on the success of the team's investment results which are measured against appropriate market benchmarks and peer groups.. The remaining portion of the bonus is discretionary and is determined by the sub-advisor's Chief Investment Officer and Chief Executive Officer.



o EQUITY-BASED COMPENSATION. Portfolio managers may be awarded options to purchase common shares and/or granted restricted shares or deferred shares of AMVESCAP stock from pools determined from time to time by the Remuneration Committee of the AMVESCAP Board of Directors. Awards of equity-based compensation typically vest over time, so as to create incentives to retain key talent.



o PARTICIPATION IN GROUP INSURANCE PROGRAMS. Portfolio managers are provided life insurance coverage in the form of a group variable universal life insurance policy, under which they may make additional contributions to purchase additional insurance coverage or for investment purposes.



o PARTICIPATION IN DEFERRED COMPENSATION PLAN. Portfolio managers are eligible to participate in a non-qualified deferred compensation plan, which affords participating employees the tax benefits of deferring the receipt of a portion of their cash compensation.



Portfolio managers also participate in benefit plans and programs available generally to all employees.

                             OTHER MANAGED ACCOUNTS



                               As of July 31, 2004



         AIM's portfolio managers develop investment models which are used in connection with the management of certain AIM funds as well as other mutual funds for which AIM or an affiliate acts as sub-advisor, other pooled investment vehicles that are not registered mutual funds, and other accounts managed for organizations and individuals. The following chart reflects information regarding accounts other than the Fund for which each portfolio manager has day-to-day management responsibilities. Accounts are grouped into three categories: (i) mutual funds, (ii) other pooled investment vehicles, and (iii) other accounts. To the extent that any of these accounts pay advisory fees that are based on account performance ("performance-based fees"), information on those accounts is specifically broken out.



                                                        NUMBER OF ACCOUNTS MANAGED BY EACH PORTFOLIO MANAGER
NAME OF PORTFOLIO MANAGER                               AND TOTAL ASSETS BY CATEGORY
------------------------------------------------------- ------------------------------------------------------
                                         AIM GLOBAL REAL ESTATE FUND

Mark Blackburn                                                                   N/A
Joe V. Rodriguez, Jr.                                                            N/A
James W. Trowbridge                                                              N/A

                                             AIM HIGH YIELD FUND

Peter Ehret
Carolyn L. Gibbs
Darren S. Hughes

                                      AIM INTERMEDIATE GOVERNMENT FUND
Clint W. Dudley
Scot W. Johnson

                                     AIM LIMITED MATURITY TREASURY FUND

Clint W. Dudley
Scot W. Johnson

                                            AIM REAL ESTATE FUND

Mark Blackburn
Joe V. Rodriguez, Jr.
James W. Trowbridge

                                          AIM SHORT TERM BOND FUND

Jan H. Friedli
Scot W. Johnson

                                         AIM TOTAL RETURN BOND FUND

Jan H. Friedli
Scot W. Johnson



POTENTIAL CONFLICTS OF INTEREST



         Actual or apparent conflicts of interest may arise when a portfolio manager has day-to-day management responsibilities with respect to more than one Fund or other account. More specifically, portfolio managers who manage multiple Funds and /or other accounts may be presented with one or more of the following potential conflicts:



o The management of multiple Funds and/or other accounts may result in a portfolio manager devoting unequal time and attention to the management of each Fund and/or other account. AIM seeks to manage such competing interests for the time and attention of portfolio managers by having portfolio managers focus on a particular investment discipline. Most other accounts managed by a portfolio manager are managed using the same investment models that are used in connection with the management of the Funds.



o If a portfolio manager identifies a limited investment opportunity which may be suitable for more than one Fund or other account, a Fund may not be able to take full advantage of that opportunity due to an allocation of filled purchase or sale orders across all eligible Funds and other accounts. To deal with these situations, AIM and the Funds have adopted procedures for allocating portfolio transactions across multiple accounts.



o With respect to securities transactions for the Funds, AIM determines which broker to use to execute each order, consistent with its duty to seek best execution of the transaction. However, with respect to certain other accounts (such as mutual funds for which AIM or an affiliate acts as sub-advisor, other pooled investment vehicles that are not registered mutual funds, and other accounts managed for organizations and individuals), AIM may be limited by the client with respect to the selection of brokers or may be instructed to direct trades through a particular broker. In these cases, trades for a Fund in a particular security may be placed separately from, rather than aggregated with, such other accounts. Having separate transactions with respect to a security may temporarily affect the market price of the security or the execution of the transaction, or both, to the possible detriment of the Fund or other account(s) involved.



o Finally, the appearance of a conflict of interest may arise where AIM has an incentive, such as a performance-based management fee, which relates to the management of one Fund or account but not all Funds and accounts with respect to which a portfolio manager has day-to-day management responsibilities.



         AIM and the Funds have adopted certain compliance procedures which are designed to address these types of conflicts. However, there is no guarantee that such procedures will detect each and every situation in which a conflict arises.

                                   APPENDIX H


                          ADMINISTRATIVE SERVICES FEES


         The Fund paid AIM the following amounts for administrative services for the last three fiscal years ended July 31:


             FUND NAME                     2004                      2003                       2002
    ---------------------------- ------------------------- -------------------------- -------------------------
    AIM Global Real Estate
    Fund(1)                                N/A                        N/A                       N/A

    AIM High Yield Fund                  $345,709                  $245,247                   $205,198

    AIM Intermediate                      301,305                   348,927                    158,838
    Government Fund

    AIM Limited Maturity                  143,523                   174,870                    122,783
    Treasury Fund

    AIM Money Market Fund                 398,878                   406,127                    251,839

    AIM Real Estate Fund                  164,380                   79,487                     50,000

    AIM Short Term Bond Fund(1)           87,141                    45,890                     N/A

    AIM Total Return Bond Fund            50,000                    50,000                     29,178



(1)  Commenced operations on April 29, 2005.



(2)  Commenced operations on August 30, 2002.

                                   APPENDIX I


                              BROKERAGE COMMISSIONS


Brokerage commissions(1) paid by each of the Funds listed below during the last three fiscal years ended July 31 were as follows:




                  FUND                                         2004                 2003               2002
                  ----                                       --------            -----------        ---------
AIM Global Real Estate Fund(2)                                    N/A                    N/A              N/A
AIM High Yield Fund(3),(4)                                   $132,149            $    38,526        $  72,345
AIM Intermediate Government Fund                                  -0-                    -0-              -0-
AIM Limited Maturity Treasury Fund                                -0-                    -0-              -0-
AIM Money Market Fund                                             -0-                    -0-              -0-
AIM Real Estate Fund(5)                                        19,550              1,059,539          441,056
AIM Short Term Bond Fund(6)                                       -0-                    -0-              N/A
AIM Total Return Bond Fund                                        -0-                    -0-              -0-



(1) Disclosure regarding brokerage commissions paid on agency trades and designated as such on the trade confirm.



(2)  Commenced operations on April 29, 2005.



(3) The increase in brokerage commissions paid by AIM High Yield Fund for the fiscal year ended July 31, 2004, as compared to the prior fiscal year ended July 31, 2003, was due to an increase in equity trading.



(4) The reduced amount in brokerage commissions paid by AIM High Yield Fund for the fiscal year ended July 31, 2003, as compared to the prior fiscal year ended July 31, 2002, was due to reduced activity in equity trades.



(5) The increase in brokerage commissions paid by AIM Real Estate Fund for the fiscal years ended July 31, 2002 and 2003, as compared to the current fiscal year ended July 31, 2004, was due to increased asset levels. The investment of additional cash generated more commissions.



(6)  Commenced operations on August 30, 2002.

                                   APPENDIX J


               DIRECTED BROKERAGE (RESEARCH SERVICES) AND PURCHASE
                   OF SECURITIES OF REGULAR BROKERS OR DEALERS


         During the last fiscal year ended July 31, 2004, none of the Funds, except AIM Real Estate Fund paid directed brokerage commissions. AIM Real Estate Fund allocated the following amount of transactions to broker-dealers that provided AIM with certain research statistics and other information:


                                                                                                  Related
              Fund                                   Transactions                          Brokerage Commissions
              ----                                   ------------                          ---------------------
AIM Real Estate Fund                                 $ 383,054,418                         $      671,727


         During the last fiscal year ended July 31, 2004, none of AIM Limited Maturity Treasury Fundor AIM Real Estate Fund purchased securities of their "regular" brokers or dealers.

         During the last fiscal year ended July 31, 2004, the following Funds purchased securities issued by the following companies, which are "regular" brokers or dealers of one or more of the Funds identified below:


              Fund                                   Security                                  Market Value
              ----                                   --------                             ---------------------
                                                                                          (as of July 31, 2004)
AIM High Yield Fund
         E*TRADE Financial Corp                      Senior Notes                            $        2,310,762

AIM Money Market Fund
         Goldman Sachs Group, Inc. (The)             Promissory Notes                                45,000,000
         Merrill Lynch Mortgage Capital, Inc.        Master Notes                                    75,000,000

AIM Short Term Bond Fund
         Goldman Sachs Group, L.P.                   Unsecured Notes                                  1,891,980
         Lehman Brothers Inc.                        Senior Subordinated Debentures                     133,034
         Lehman Brothers Inc.                        Senior Unsecured Subordinated Notes                756,266
         Merrill Lynch & Co., Inc.                   Series B. Medium Term Notes                        976,687


AIM Total Return Bond
         Goldman Sachs Group, L.P.                   Unsecured Notes                                    157,665
         Lehman Brothers Inc.                        Senior Subordinated Debentures                     266,068
         Lehman Brothers Inc.                        Senior Unsecured Subordinated Notes                162,057
         Merrill Lynch & Co., Inc.                   Series B. Medium Term Notes                        253,823
         JPMorgan Chase Bank                         Subordinated Notes                                 259,182

                                   APPENDIX K


                                PERFORMANCE DATA


AVERAGE ANNUAL TOTAL RETURNS


         The average annual total returns for each Fund, with respect to its Institutional Class shares for the one, five and ten year periods (or since inception if less than ten years) ended January 31 are as follows:



                                                                            PERIODS ENDED
                                                                          JANUARY 31, 2005

                                                                                                SINCE      INCEPTION
INSTITUTIONAL CLASS SHARES:                                 1 YEAR     5 YEARS    10 YEARS    INCEPTION      DATE
------------- ------------                                  ------     -------    --------    ---------    ---------
AIM Global Real Estate Fund(1)
AIM High Yield Fund(2)                                                                                     07/11/78(3)
AIM Intermediate Government Fund(1)
AIM Limited Maturity Treasury Fund                                                                         07/13/87
AIM Real Estate Fund(2)                                                                                    12/31/96(3)
AIM Short Term Bond Fund(2)                                                                                08/30/02(3)
AIM Total Return Bond Fund(2)                                                                              12/31/01(3)



(1)  Commenced operations on April 29, 2005.



(2) The returns shown for these periods are the blended returns of the historical performance of the Fund's Institutional Class shares since April 30, 2004 and the restated historical performance of the Fund's Class A shares (Class C shares for AIM Short Term Bond Fund) (for the periods prior to April 30, 2004) at net asset value and reflect the Rule 12b-1 fees applicable to the Class A shares (Class C shares for AIM Short Term Bond
     Fund).



(3) The inception date shown in the table is that of each Fund's Class A shares (Class C shares for AIM Short Term Bond Fund). The inception date of each Fund's Institutional Class shares is April 30, 2004.



CUMULATIVE TOTAL RETURNS


         The cumulative total returns for each Fund with respect to its Institutional Class shares for the one, five and ten year periods (or since inception, if less than ten years), ended January 31 are as follows:


                                                                            PERIODS ENDED
                                                                          JANUARY 31, 2005

                                                                                                SINCE      INCEPTION
INSTITUTIONAL CLASS SHARES:                                 1 YEAR     5 YEARS    10 YEARS    INCEPTION       DATE
--------------------------                                  ------     -------    --------    ---------    ----------
AIM Global Real Estate Fund(1)
AIM High Yield Fund(2)                                                                                       07/11/78(3)
AIM Intermediate Government Fund(1)
AIM Limited Maturity Treasury Fund                                                                           07/13/87
AIM Real Estate Fund(2)                                                                                      12/31/96(3)
AIM Short Term Bond Fund(2)                                                                                  08/30/02(3)
AIM Total Return Bond Fund(2)                                                                                12/31/01(3)



(1)  Commenced operations on April 29, 2005.



(2) The returns shown for these periods are the blended returns of the historical performance of the Fund's Institutional Class shares since April 30, 2004 and the restated historical performance of the Fund's Class A shares (Class C shares for AIM

     Short Term Bond Fund) (for the periods prior to April 30, 2004) at net asset value and reflect the Rule 12b-1 fees applicable to the Class A shares (Class C shares for AIM Short Term Bond Fund).



(3) The inception date shown in the table is that of each Fund's Class A shares (Class C shares for AIM Short Term Bond Fund). The inception date of each Fund's Institutional Class shares is April 30, 2004.


AVERAGE ANNUAL TOTAL RETURN (AFTER TAXES ON DISTRIBUTION)


         The average annual total returns (after taxes on distributions) for each Fund, with respect to its Institutional Class shares, for the one, five and ten year periods (or since inception if less than ten years) ended January 31 are as follows:



                                                                            PERIODS ENDED
                                                                          JANUARY 31, 2005

                                                                                                SINCE      INCEPTION
INSTITUTIONAL CLASS SHARES:                                 1 YEAR     5 YEARS    10 YEARS    INCEPTION      DATE
--------------------------                                  ------     -------    --------    ---------    ---------
AIM Global Real Estate Fund(1)
AIM High Yield Fund(2)                                                                                      07/11/78(3)
AIM Intermediate Government Fund(1)
AIM Limited Maturity Treasury Fund                                                                          07/13/87
AIM Real Estate Fund(2)                                                                                     12/31/96(3)
AIM Short Term Bond Fund(2)                                                                                 08/30/02(3)
AIM Total Return Bond Fund(2)                                                                               12/31/01(3)



(1)  Commenced operations on April 29, 2005.



(2) The returns shown for these periods are the blended returns of the historical performance of the Fund's Institutional Class shares since April 30, 2004 and the restated historical performance of the Fund's Class A shares (Class C shares for AIM Short Term Bond Fund) (for the periods prior to April 30, 2004) at net asset value and reflect the Rule 12b-1 fees applicable to the Class A shares (Class C shares for AIM Short Term Bond
     Fund).



(3) The inception date shown in the table is that of each Fund's Class A shares (Class C shares for AIM Short Term Bond Fund). The inception date of each Fund's Institutional Class shares is April 30, 2004.



AVERAGE ANNUAL TOTAL RETURNS (AFTER TAXES ON DISTRIBUTIONS AND REDEMPTION)


         The average annual total returns (after taxes on distributions and redemption)for each Fund, with respect to its Institutional Class shares, for the one, five and ten year periods (or since inception if less than ten years) ended January 31 are as follows:



                                                                              PERIODS ENDED
                                                                            JANUARY 31, 2005

                                                                                                SINCE      INCEPTION
INSTITUTIONAL CLASS SHARES:                                 1 YEAR     5 YEARS    10 YEARS    INCEPTION       DATE
------------- ------------                                  ------     -------    --------    ---------    ----------
AIM Global Real Estate Fund(1)
AIM High Yield Fund(2)                                                                                       07/11/78(3)
AIM Intermediate Government Fund(1)
AIM Limited Maturity Treasury Fund                                                                           07/13/87
AIM Real Estate Fund(2)                                                                                      12/31/96(3)
AIM Short Term Bond(2)                                                                                       08/30/02(3)
AIM Total Return Bond Fund(2)                                                                                12/31/01(3)



(1)  Commenced operations on April 29, 2005.

(2) The returns shown for these periods are the blended returns of the historical performance of the Fund's Institutional Class shares since April 30, 2004 and the restated historical performance of the Fund's Class A shares (Class C shares for AIM Short Term Bond Fund) (for the periods prior to April 30, 2004) at net asset value and reflect the Rule 12b-1 fees applicable to the Class A shares (Class C shares for AIM Short Term Bond
     Fund).



(3) The inception date shown in the table is that of each Fund's Class A shares (Class C shares for AIM Short Term Bond Fund). The inception date of each Fund's Institutional Class shares is April 30, 2004.



YIELDS

         The 30-day SEC yields for each of the named Funds are as follows:


                                                                   30 DAYS ENDED
                                                                   JANUARY 31, 2005
                                                                 INSTITUTIONAL CLASS
                                                                 -------------------
AIM Global Real Estate Fund(1)
AIM High Yield Fund
AIM Intermediate Government Fund(1)
AIM Limited Maturity Treasury Fund
AIM Real Estate Fund
AIM Short Term Bond Fund
AIM Total Return Bond Fund




(1)  Commenced operations on April 29, 2005.



DISTRIBUTION RATES

         The distribution rates at offering price for each of the named Funds are as follows:


                                                                   30 DAYS ENDED
                                                                   JANUARY 31, 2005
                                                                 INSTITUTIONAL CLASS
                                                                 -------------------
         30-DAY:
         -------

AIM Global Real Estate Fund(1)
AIM High Yield Fund
AIM Intermediate Government Fund(1)
AIM Short Term Bond Fund
AIM Total Return Bond Fund



                                                                   90 DAYS ENDED
                                                                   JULY 31, 2004
         90-DAY:                                                  INSTITUTIONAL CLASS
         -------                                                  -------------------
         AIM Real Estate Fund




                                                                   12 MONTHS ENDED
                                                                   JULY 31, 2004
                                                                   -------------
         12-MONTH:
         ---------
         AIM Limited Maturity Treasury Fund



(1)  Commenced operations on April 29, 2005.


As of the date of this Statement of Additional Information, the Institutional Class shares of AIM Money Market Fund have not commenced operations.

                   REGULATORY INQUIRIES AND PENDING LITIGATION



                                  APPENDIX L-1
                    PENDING LITIGATION ALLEGING MARKET TIMING



         The following civil lawsuits, including purported class action and shareholder derivative suits, involve, depending on the lawsuit, one or more AIM Funds, IFG, AIM, AIM Management, AMVESCAP, certain related entities, certain of their current and former officers and/or certain unrelated third parties and make allegations that are similar in many respects to those in the settled regulatory actions brought by the SEC, the NYAG and the COAG, concerning market timing activity in the AIM Funds. These lawsuits either have been served or have had service of process waived as of January 18, 2005.



         RICHARD LEPERA, ON BEHALF OF HIMSELF AND ALL OTHERS SIMILARLY SITUATED,
         V. INVESCO FUNDS GROUP, INC., INVESCO STOCK FUNDS, INC., INVESCO BOND FUNDS, INC., INVESCO SECTOR FUNDS, INC. AND DOE DEFENDANTS 1-100, in the District Court, City and County of Denver, Colorado, (Civil Action No. 03-CV-7600), filed on October 2, 2003. This claim alleges: common law breach of fiduciary duty; common law breach of contract; and common law tortious interference with contract. The plaintiff in this case is seeking: compensatory and punitive damages; injunctive relief; disgorgement of revenues and profits; and costs and expenses, including counsel fees and expert fees.



         MIKE SAYEGH, ON BEHALF OF THE GENERAL PUBLIC, V. JANUS CAPITAL CORPORATION, JANUS CAPITAL MANAGEMENT LLC, JANUS INVESTMENT FUND, EDWARD J. STERN, CANARY CAPITAL PARTNERS LLC, CANARY INVESTMENT MANAGEMENT LLC, CANARY CAPITAL PARTNERS LTD., KAPLAN & CO. SECURITIES INC., BANK ONE CORPORATION, BANC ONE INVESTMENT ADVISORS, THE ONE GROUP MUTUAL FUNDS, BANK OF AMERICA CORPORATION, BANC OF AMERICA CAPITAL MANAGEMENT LLC, BANC OF AMERICA ADVISORS LLC, NATIONS FUND INC., ROBERT
         H. GORDON, THEODORE H. SIHPOL III, CHARLES D. BRYCELAND, SECURITY TRUST COMPANY, STRONG CAPITAL MANAGEMENT INC., JB OXFORD & COMPANY, ALLIANCE CAPITAL MANAGEMENT HOLDING L.P., ALLIANCE CAPITAL MANAGEMENT L.P., ALLIANCE CAPITAL MANAGEMENT CORPORATION, AXA FINANCIAL INC., ALLIANCEBERNSTEIN REGISTRANTS, GERALD MALONE, CHARLES SCHAFFRAN, MARSH & MCLENNAN COMPANIES, INC., PUTNAM INVESTMENTS TRUST, PUTNAM INVESTMENT MANAGEMENT LLC, PUTNAM INVESTMENT FUNDS, AND DOES 1-500, in the Superior Court of the State of California, County of Los Angeles (Case No. BC304655), filed on October 22, 2003 and amended on December 17, 2003 to substitute INVESCO Funds Group, Inc. and Raymond R. Cunningham for unnamed Doe defendants. This claim alleges unfair business practices and violations of Sections 17200 and 17203 of the California Business and Professions Code. The plaintiff in this case is seeking: injunctive relief; restitution, including pre-judgment interest; an accounting to determine the amount to be returned by the defendants and the amount to be refunded to the public; the creation of an administrative process whereby injured customers of the defendants receive their losses; and counsel fees.



         RAJ SANYAL, DERIVATIVELY ON BEHALF OF NATIONS INTERNATIONAL EQUITY FUND, V. WILLIAM P. CARMICHAEL, WILLIAM H. GRIGG, THOMAS F. KELLER, CARL E. MUNDY, JR., CORNELIUS J. PINGS, A. MAX WALKER, CHARLES B. WALKER, EDMUND L. BENSON, III, ROBERT H. GORDON, JAMES B. SOMMERS, THOMAS S. WORD, JR., EDWARD D. BEDARD, GERALD MURPHY, ROBERT B. CARROLL, INVESCO GLOBAL ASSET MANAGEMENT, PUTNAM INVESTMENT MANAGEMENT, BANK OF AMERICA CORPORATION, MARSICO CAPITAL MANAGEMENT, LLC, BANC OF AMERICA ADVISORS, LLC, BANC OF AMERICA CAPITAL

         MANAGEMENT, LLC, AND NATIONS FUNDS TRUST, in the Superior Court Division, State of North Carolina (Civil Action No. 03-CVS-19622), filed on November 14, 2003. This claim alleges common law breach of fiduciary duty; abuse of control; gross mismanagement; waste of fund assets; and unjust enrichment. The plaintiff in this case is seeking: injunctive relief, including imposition of a constructive trust; damages; restitution and disgorgement; and costs and expenses, including counsel fees and expert fees.



         L. SCOTT KARLIN, DERIVATIVELY ON BEHALF OF INVESCO FUNDS GROUP, INC. V. AMVESCAP, PLC, INVESCO, INC., CANARY CAPITAL PARTNERS, LLC, CANARY INVESTMENT MANAGEMENT, LLC, AND CANARY CAPITAL PARTNERS, LTD., in the United States District Court, District of Colorado (Civil Action No. 03-MK-2406), filed on November 28, 2003. This claim alleges violations of Section 36(b) of the Investment Company Act of 1940 ("Investment Company Act"), and common law breach of fiduciary duty. The plaintiff in this case is seeking damages and costs and expenses, including counsel fees and expert fees.



         RICHARD RAVER, INDIVIDUALLY AND ON BEHALF OF ALL OTHERS SIMILARLY SITUATED, V. INVESCO FUNDS GROUP, INC., INVESCO STOCK FUNDS, INC, AIM MANAGEMENT GROUP, INC., AIM STOCK FUNDS, AIM STOCK FUNDS, INC., AMVESCAP PLC, INVESCO ADVANTAGE HEALTH SCIENCES FUND, INVESCO CORE EQUITY FUND, INVESCO DYNAMICS FUND, INVESCO ENERGY FUND, INVESCO FINANCIAL SERVICES FUND, INVESCO GOLD & PRECIOUS METALS FUND, INVESCO HEALTH SCIENCES FUND, INVESCO INTERNATIONAL CORE EQUITY FUND, INVESCO LEISURE FUND, INVESCO MID-CAP GROWTH FUND, INVESCO MULTI-SECTOR FUND, INVESCO S&P 500 INDEX FUND, INVESCO SMALL COMPANY GROWTH FUND, INVESCO TECHNOLOGY FUND, INVESCO TOTAL RETURN FUND, INVESCO UTILITIES FUND, INVESCO ADVANTAGE FUND, INVESCO BALANCED FUND, INVESCO EUROPEAN FUND, INVESCO GROWTH FUND, INVESCO HIGH YIELD FUND, INVESCO GROWTH & INCOME FUND, INVESCO INTERNATIONAL BLUE CHIP VALUE FUND, INVESCO REAL ESTATE OPPORTUNITY FUND, INVESCO SELECT FUND, INVESCO TAX-FREE BOND FUND, INVESCO TELECOMMUNICATIONS FUND, INVESCO U.S. GOVERNMENT SECURITIES FUND, INVESCO VALUE FUND, EDWARD J. STERN, CANARY INVESTMENT MANAGEMENT, LLC, CANARY CAPITAL PARTNERS, LTD., CANARY CAPITAL PARTNERS, LLC, AND DOES 1-100, in the United States District Court, District of Colorado (Civil Action No. 03-F-2441), filed on December 2, 2003. This claim alleges violations of: Sections 11 and 15 of the Securities Act of 1933 (the "Securities Act"); Sections 10(b) and 20(a) of the Securities Exchange Act of 1934 (the "Exchange Act"); Rule 10b-5 under the Exchange Act; and Sections 34(b), 36(a) and 36(b) of the Investment Company Act. The claim also alleges common law breach of fiduciary duty. The plaintiffs in this case are seeking: damages; pre-judgment and post-judgment interest; counsel fees and expert fees; and other relief.



         JERRY FATTAH, CUSTODIAN FOR BASIM FATTAH, INDIVIDUALLY AND ON BEHALF OF ALL OTHERS SIMILARLY SITUATED, V. INVESCO ADVANTAGE HEALTH SCIENCES FUND, INVESCO CORE EQUITY FUND, INVESCO DYNAMICS FUND, INVESCO ENERGY FUND, INVESCO FINANCIAL SERVICES FUND, INVESCO GOLD & PRECIOUS METALS FUND, INVESCO HEALTH SCIENCES FUND, INVESCO INTERNATIONAL CORE EQUITY FUND (FORMERLY KNOWN AS INTERNATIONAL BLUE CHIP VALUE FUND), INVESCO LEISURE FUND, INVESCO MID-CAP GROWTH FUND, INVESCO MULTI-SECTOR FUND, AIM INVESCO S&P 500 INDEX FUND, INVESCO SMALL COMPANY GROWTH FUND, INVESCO TECHNOLOGY FUND, INVESCO TOTAL RETURN FUND, INVESCO UTILITIES FUND, AIM MONEY MARKET FUND, AIM INVESCO TAX-FREE MONEY FUND, AIM INVESCO TREASURER'S MONEY MARKET RESERVE FUND, AIM INVESCO TREASURER'S TAX-EXEMPT RESERVE

         FUND, AIM INVESCO U.S. GOVERNMENT MONEY FUND, INVESCO ADVANTAGE FUND, INVESCO BALANCED FUND, INVESCO EUROPEAN FUND, INVESCO GROWTH FUND, INVESCO HIGH YIELD FUND, INVESCO GROWTH & INCOME FUND, INVESCO REAL ESTATE OPPORTUNITY FUND, INVESCO SELECT INCOME FUND, INVESCO TAX-FREE BOND FUND, INVESCO TELECOMMUNICATIONS FUND, INVESCO U.S. GOVERNMENT SECURITIES FUND, INVESCO VALUE FUND, INVESCO, INVESCO LATIN AMERICAN GROWTH FUND (COLLECTIVELY KNOWN AS THE "INVESCO FUNDS"), AIM STOCK FUNDS, AIM COUNSELOR SERIES TRUST, AIM SECTOR FUNDS INC., AIM BOND FUNDS INC., AIM COMBINATION STOCK AND BOND FUNDS INC., AIM MONEY MARKET FUNDS INC., AIM INTERNATIONAL FUNDS INC. (COLLECTIVELY KNOWN AS THE "INVESCO FUNDS REGISTRANTS"), AMVESCAP PLC, INVESCO FUNDS GROUP INC., TIMOTHY MILLER, RAYMOND CUNNINGHAM, THOMAS KOLBE, EDWARD STERN, AMERICAN SKANDIA INC., BREAN MURRAY & CO., INC., CANARY CAPITAL PARTNERS, LLC, CANARY INVESTMENT MANAGEMENT, LLC, CANARY CAPITAL PARTNERS, LTD., AND JOHN DOES 1-100, in the United States District Court, District of Colorado (Civil Action No. 03-F-2456), filed on December 4, 2003. This claim alleges violations of: Sections 11 and 15 of Securities Act; Sections 10(b) and 20(a) of the Exchange Act; Rule 10b-5 under the Exchange Act; and Section 206 of the Investment Advisers Act of 1940, as amended (the "Advisers Act"). The plaintiffs in this case are seeking: compensatory damages; rescission; return of fees paid; accounting for wrongfully gotten gains, profits and compensation; restitution and disgorgement; and other costs and expenses, including counsel fees and expert fees.



         EDWARD LOWINGER AND SHARON LOWINGER, INDIVIDUALLY AND ON BEHALF OF ALL OTHERS SIMILARLY SITUATED, V. INVESCO ADVANTAGE HEALTH SCIENCES FUND, INVESCO CORE EQUITY FUND, INVESCO DYNAMICS FUND, INVESCO ENERGY FUND, INVESCO FINANCIAL SERVICES FUND, INVESCO GOLD & PRECIOUS METALS FUND, INVESCO HEALTH SCIENCES FUND, INVESCO INTERNATIONAL CORE EQUITY FUND (FORMERLY KNOWN AS INTERNATIONAL BLUE CHIP VALUE FUND), INVESCO LEISURE FUND, INVESCO MID-CAP GROWTH FUND, INVESCO MULTI-SECTOR FUND, AIM INVESCO S&P 500 INDEX FUND, INVESCO SMALL COMPANY GROWTH FUND, INVESCO TECHNOLOGY FUND, INVESCO TOTAL RETURN FUND, INVESCO UTILITIES FUND, AIM MONEY MARKET FUND, AIM INVESCO TAX-FREE MONEY FUND, AIM INVESCO TREASURER'S MONEY MARKET RESERVE FUND, AIM INVESCO TREASURER'S TAX-EXEMPT RESERVE FUND, AIM INVESCO U.S. GOVERNMENT MONEY FUND, INVESCO ADVANTAGE FUND, INVESCO BALANCED FUND, INVESCO EUROPEAN FUND, INVESCO GROWTH FUND, INVESCO HIGH-YIELD FUND, INVESCO GROWTH & INCOME FUND, INVESCO REAL ESTATE OPPORTUNITY FUND, INVESCO SELECT INCOME FUND, INVESCO TAX-FREE BOND FUND, INVESCO TELECOMMUNICATIONS FUND, INVESCO U.S. GOVERNMENT SECURITIES FUND, INVESCO VALUE FUND, INVESCO; INVESCO LATIN AMERICAN GROWTH FUND (COLLECTIVELY KNOWN AS THE "INVESCO FUNDS"), AIM STOCK FUNDS, AIM COUNSELOR SERIES TRUST, AIM SECTOR FUNDS INC., AIM BOND FUNDS INC., AIM COMBINATION STOCK AND BOND FUNDS INC., AIM MONEY MARKET FUNDS INC., AIM INTERNATIONAL FUNDS INC. (COLLECTIVELY KNOWN AS THE "INVESCO FUNDS REGISTRANTS"), AMVESCAP PLC, INVESCO FUNDS GROUP, INC., TIMOTHY MILLER, RAYMOND CUNNINGHAM, THOMAS KOLBE, EDWARD J. STERN, AMERICAN SKANDIA INC., BREAN MURRAY & CO., INC., CANARY CAPITAL PARTNERS, LLC, CANARY INVESTMENT MANAGEMENT, LLC, CANARY CAPITAL PARTNERS, LTD., AND JOHN DOES 1-100, in the United States District Court, Southern District of New York (Civil Action No. 03-CV-9634), filed on December 4, 2003. This claim alleges violations of: Sections 11 and 15 of the Securities Act; Sections 10(b) and 20(a) of the Exchange Act; Rule 10b-5 under the Exchange Act; and Section 206 of the Advisers Act. The plaintiffs in this case are seeking: compensatory damages; rescission; return of fees paid; accounting for wrongfully gotten gains, profits and compensation; restitution and disgorgement; and other costs and expenses, including counsel fees and expert fees.



         JOEL GOODMAN, INDIVIDUALLY AND ON BEHALF OF ALL OTHERS SIMILARLY SITUATED, V. INVESCO FUNDS GROUP, INC. AND RAYMOND R. CUNNINGHAM, in the District Court, City and County of Denver, Colorado (Case Number 03CV9268), filed on December 5, 2003. This claim alleges common law breach of fiduciary duty and aiding and abetting breach of fiduciary duty. The plaintiffs in this case are seeking: injunctive relief; accounting for all damages and for all profits and any special benefits obtained; disgorgement; restitution and damages; costs and disbursements, including counsel fees and expert fees; and equitable relief.



         STEVEN B. EHRLICH, CUSTODIAN FOR ALEXA P. EHRLICH, UGTMA/FLORIDA, AND DENNY P. JACOBSON, INDIVIDUALLY AND ON BEHALF OF ALL OTHERS SIMILARLY SITUATED, V. INVESCO ADVANTAGE HEALTH SCIENCES FUND, INVESCO CORE EQUITY FUND, INVESCO DYNAMICS FUND, INVESCO ENERGY FUND, INVESCO FINANCIAL SERVICES FUND, INVESCO GOLD & PRECIOUS METALS FUND, INVESCO HEALTH SCIENCES FUND, INVESCO INTERNATIONAL CORE EQUITY FUND (FORMERLY KNOWN AS INTERNATIONAL BLUE CHIP VALUE FUND), INVESCO LEISURE FUND, INVESCO MID-CAP GROWTH FUND, INVESCO MULTI-SECTOR FUND, AIM INVESCO S&P 500 INDEX FUND, INVESCO SMALL COMPANY GROWTH FUND, INVESCO TECHNOLOGY FUND, INVESCO TOTAL RETURN FUND, INVESCO UTILITIES FUND, AIM MONEY MARKET FUND, AIM INVESCO TAX-FREE MONEY FUND, AIM INVESCO TREASURERS MONEY MARKET RESERVE FUND, AIM INVESCO TREASURERS TAX-EXEMPT RESERVE FUND, AIM INVESCO US GOVERNMENT MONEY FUND, INVESCO ADVANTAGE FUND, INVESCO BALANCED FUND, INVESCO EUROPEAN FUND, INVESCO GROWTH FUND, INVESCO HIGH-YIELD FUND, INVESCO GROWTH & INCOME FUND, INVESCO REAL ESTATE OPPORTUNITY FUND, INVESCO SELECT INCOME FUND, INVESCO TAX-FREE BOND FUND, INVESCO TELECOMMUNICATIONS FUND, INVESCO U.S. GOVERNMENT SECURITIES FUND, INVESCO VALUE FUND, INVESCO LATIN AMERICAN GROWTH FUND (COLLECTIVELY KNOWN AS THE "INVESCO FUNDS"), AIM STOCK FUNDS, AIM COUNSELOR SERIES TRUST, AIM SECTOR FUNDS INC., AIM BOND FUNDS INC., AIM COMBINATION STOCK AND BOND FUNDS INC., AIM MONEY MARKET FUNDS INC., AIM INTERNATIONAL FUNDS INC. (COLLECTIVELY KNOWN AS THE "INVESCO FUNDS REGISTRANTS"), AMVESCAP PLC, INVESCO FUNDS GROUP, INC., TIMOTHY MILLER, RAYMOND CUNNINGHAM, THOMAS KOLBE, EDWARD J. STERN, AMERICAN SKANDIA INC., BREAN MURRAY & CO., INC., CANARY CAPITAL PARTNERS, LLC, CANARY INVESTMENT MANAGEMENT, LLC, CANARY CAPITAL PARTNERS, LTD., AND JOHN DOES 1-100, in the United States District Court, District of Colorado (Civil Action No. 03-N-2559), filed on December 17, 2003. This claim alleges violations of: Sections 11 and 15 of the Securities Act; Sections 10(b) and 20(a) of the Exchange Act; Rule 10b-5 under the Exchange Act; and Section 206 of the Advisers Act. The plaintiffs in this case are seeking: compensatory damages; rescission; return of fees paid; accounting for wrongfully gotten gains, profits and compensation; restitution and disgorgement; and other costs and expenses, including counsel fees and expert fees.



         JOSEPH R. RUSSO, INDIVIDUALLY AND ON BEHALF OF ALL OTHERS SIMILARLY SITUATED, V. INVESCO ADVANTAGE HEALTH SCIENCES FUND, INVESCO CORE EQUITY FUND, INVESCO DYNAMICS FUND, INVESCO ENERGY FUND, INVESCO FINANCIAL SERVICES FUND, INVESCO GOLD & PRECIOUS METALS FUND, INVESCO HEALTH SCIENCES FUND, INVESCO INTERNATIONAL CORE EQUITY FUND (FORMERLY KNOWN AS INTERNATIONAL BLUE CHIP VALUE FUND), INVESCO LEISURE FUND, INVESCO MID-CAP GROWTH FUND, INVESCO MULTI-SECTOR FUND, AIM INVESCO S&P 500 INDEX FUND, INVESCO SMALL COMPANY

         GROWTH FUND, INVESCO TECHNOLOGY FUND, INVESCO TOTAL RETURN FUND, INVESCO UTILITIES FUND, AIM MONEY MARKET FUND, AIM INVESCO TAX-FREE MONEY FUND, AIM INVESCO TREASURERS MONEY MARKET RESERVE FUND, AIM INVESCO TREASURERS TAX-EXEMPT RESERVE FUND, AIM INVESCO US GOVERNMENT MONEY FUND, INVESCO ADVANTAGE FUND, INVESCO BALANCED FUND, INVESCO EUROPEAN FUND, INVESCO GROWTH FUND, INVESCO HIGH-YIELD FUND, INVESCO GROWTH & INCOME FUND, INVESCO REAL ESTATE OPPORTUNITY FUND, INVESCO SELECT INCOME FUND, INVESCO TAX-FREE BOND FUND, INVESCO TELECOMMUNICATIONS FUND, INVESCO U.S. GOVERNMENT SECURITIES FUND, INVESCO VALUE FUND, INVESCO LATIN AMERICAN GROWTH FUND (COLLECTIVELY KNOWN AS THE "INVESCO FUNDS"), AIM STOCK FUNDS, AIM COUNSELOR SERIES TRUST, AIM SECTOR FUNDS INC., AIM BOND FUNDS INC., AIM COMBINATION STOCK AND BOND FUNDS INC., AIM MONEY MARKET FUNDS INC., AIM INTERNATIONAL FUNDS INC. (COLLECTIVELY KNOWN AS THE "INVESCO FUNDS REGISTRANTS"), AMVESCAP PLC, INVESCO FUNDS GROUP, INC., TIMOTHY MILLER, RAYMOND CUNNINGHAM, THOMAS KOLBE, EDWARD J. STERN, AMERICAN SKANDIA INC., BREAN MURRAY & CO., INC., CANARY CAPITAL PARTNERS, LLC, CANARY INVESTMENT MANAGEMENT, LLC, CANARY CAPITAL PARTNERS, LTD., AND JOHN DOES 1-100, in the United States District Court, Southern District of New York (Civil Action No. 03-CV-10045), filed on December 18, 2003. This claim alleges violations of: Sections 11 and 15 of the Securities Act; Sections 10(b) and 20(a) of the Exchange Act; Rule 10b-5 under the Exchange Act; and Section 206 of the Advisers Act. The plaintiffs in this case are seeking: compensatory damages; rescission; return of fees paid; accounting for wrongfully gotten gains, profits and compensation; restitution and disgorgement; and other costs and expenses, including counsel fees and expert fees.



         MIRIAM CALDERON, INDIVIDUALLY AND ON BEHALF OF ALL OTHERS SIMILARLY SITUATED, V. AMVESCAP PLC, AVZ, INC., AMVESCAP RETIREMENT, INC., AMVESCAP NATIONAL TRUST COMPANY, ROBERT F. MCCULLOUGH, GORDON NEBEKER, JEFFREY G. CALLAHAN, INVESCO FUNDS GROUP, INC., RAYMOND R. CUNNINGHAM, AND DOES 1-100, in the United States District Court, District of Colorado (Civil Action No. 03-M-2604), filed on December 24, 2003. This claim alleges violations of Sections 404, 405 and 406B of the Employee Retirement Income Security Act ("ERISA"). The plaintiffs in this case are seeking: declarations that the defendants breached their ERISA fiduciary duties and that they are not entitled to the protection of
         Section 404(c)(1)(B) of ERISA; an order compelling the defendants to make good all losses to a particular retirement plan described in this case (the "Retirement Plan") resulting from the defendants' breaches of their fiduciary duties, including losses to the Retirement Plan resulting from imprudent investment of the Retirement Plan's assets, and to restore to the Retirement Plan all profits the defendants made through use of the Retirement Plan's assets, and to restore to the Retirement Plan all profits which the participants would have made if the defendants had fulfilled their fiduciary obligations; damages on behalf of the Retirement Plan; imposition of a constructive trust, injunctive relief, damages suffered by the Retirement Plan, to be allocated proportionately to the participants in the Retirement Plan; restitution and other costs and expenses, including counsel fees and expert fees.



         PAT B. GORSUCH AND GEORGE L. GORSUCH V. INVESCO FUNDS GROUP, INC. AND AIM ADVISER, INC., in the United States District Court, District of Colorado (Civil Action No. 03-MK-2612), filed on December 24, 2003. This claim alleges violations of Sections 15(a), 20(a) and 36(b) of the Investment Company Act. The plaintiffs in this case are seeking: rescission and/or voiding of the investment advisory agreements; return of fees paid; damages; and other costs and expenses, including counsel fees and expert fees.

         LORI WEINRIB, INDIVIDUALLY AND ON BEHALF OF ALL OTHERS SIMILARLY SITUATED, V. INVESCO FUNDS GROUP, INC., AIM STOCK FUNDS, AIM COUNSELOR SERIES TRUST, AIM SECTOR FUNDS INC., AIM BOND FUNDS INC., AIM COMBINATION STOCK AND BOND FUNDS INC., AIM MONEY MARKET FUNDS INC., AIM INTERNATIONAL FUNDS INC., AMVESCAP PLC, TIMOTHY MILLER, RAYMOND CUNNINGHAM, THOMAS KOLBE, EDWARD J. STERN, AMERICAN SKANDIA INC., BREAN MURRAY & CO., INC., CANARY CAPITAL PARTNERS, LLC, CANARY INVESTMENT MANAGEMENT, LLC, CANARY CAPITAL PARTNERS, LTD., AND JOHN DOES 1-100, in the United States District Court, Southern District of New York (Civil Action No. 04-CV-00492), filed on January 21, 2004. This claim alleges violations of: Sections 11 and 15 of the 1933 Act; Sections 10(b) and 20(a) of the Exchange Act; Rule 10b-5 under the Exchange Act; and
         Section 206 of the Advisers Act. The plaintiffs in this case are seeking: compensatory damages; rescission; return of fees paid; accounting for wrongfully gotten gains, profits and compensation; restitution and disgorgement; and other costs and expenses, including counsel fees and expert fees.



         ROBERT S. BALLAGH, JR., INDIVIDUALLY AND ON BEHALF OF ALL OTHERS SIMILARLY SITUATED, V. INVESCO FUNDS GROUP, INC., INVESCO STOCK FUNDS, INC., AIM MANAGEMENT GROUP, INC., AIM STOCK FUNDS, AIM STOCK FUNDS, INC., AMVESCAP PLC, INVESCO ADVANTAGE HEALTH SCIENCES FUND, INVESCO CORE EQUITY FUND, INVESCO DYNAMICS FUND, INVESCO ENERGY FUND, INVESCO FINANCIAL SERVICES FUND, INVESCO GOLD & PRECIOUS METALS FUND, INVESCO HEALTH SCIENCES FUND, INVESCO INTERNATIONAL CORE EQUITY FUND, INVESCO LEISURE FUND, INVESCO MID-CAP GROWTH FUND, INVESCO MULTI-SECTOR FUND, INVESCO S&P 500 INDEX FUND, INVESCO SMALL COMPANY GROWTH FUND, INVESCO TECHNOLOGY FUND, INVESCO TOTAL RETURN FUND, INVESCO UTILITIES FUND, INVESCO ADVANTAGE FUND, INVESCO BALANCED FUND, INVESCO EUROPEAN FUND, INVESCO GROWTH FUND, INVESCO HIGH YIELD FUND, INVESCO GROWTH & INCOME FUND, INVESCO INTERNATIONAL BLUE CHIP VALUE FUND, INVESCO REAL ESTATE OPPORTUNITY FUND, INVESCO SELECT FUND, INVESCO TAX-FREE BOND FUND, INVESCO TELECOMMUNICATIONS FUND, INVESCO U.S. GOVERNMENT SECURITIES FUND, INVESCO VALUE FUND, EDWARD J. STERN, CANARY INVESTMENT MANAGEMENT, LLC, CANARY CAPITAL PARTNERS, LTD., CANARY CAPITAL PARTNERS, LLC, AND DOES 1-100, in the United States District Court, District of Colorado (Civil Action No. 04-MK-0152), filed on January 28, 2004. This claim alleges violations of: Sections 11 and 15 of the Securities Act; Sections 10(b) and 20(a) of the Exchange Act; Rule 10b-5 under the Exchange Act; and Sections 34(b), 36(a) and 36(b) of the Investment Company Act. The claim also alleges common law breach of fiduciary duty. The plaintiffs in this case are seeking: damages; pre-judgment and post-judgment interest; counsel fees and expert fees; and other relief.



         JONATHAN GALLO, INDIVIDUALLY AND ON BEHALF OF ALL OTHERS SIMILARLY SITUATED, V. INVESCO FUNDS GROUP, INC., INVESCO STOCK FUNDS, INC., AIM MANAGEMENT GROUP, INC., AIM STOCK FUNDS, AIM STOCK FUNDS, INC., AMVESCAP PLC, INVESCO ADVANTAGE HEALTH SCIENCES FUND, INVESCO CORE EQUITY FUND, INVESCO DYNAMICS FUND, INVESCO ENERGY FUND, INVESCO FINANCIAL SERVICES FUND, INVESCO GOLD & PRECIOUS METALS FUND, INVESCO HEALTH SCIENCES FUND, INVESCO INTERNATIONAL CORE EQUITY FUND, INVESCO LEISURE FUND, INVESCO MID-CAP GROWTH FUND, INVESCO MULTI-SECTOR FUND, INVESCO S&P 500 INDEX FUND, INVESCO SMALL COMPANY GROWTH FUND, INVESCO TECHNOLOGY FUND, INVESCO TOTAL RETURN FUND, INVESCO UTILITIES FUND, INVESCO ADVANTAGE FUND, INVESCO BALANCED FUND, INVESCO EUROPEAN FUND, INVESCO GROWTH FUND, INVESCO HIGH YIELD FUND, INVESCO GROWTH & INCOME FUND, INVESCO INTERNATIONAL BLUE CHIP VALUE FUND, INVESCO REAL ESTATE

         OPPORTUNITY FUND, INVESCO SELECT FUND, INVESCO TAX-FREE BOND FUND, INVESCO TELECOMMUNICATIONS FUND, INVESCO U.S. GOVERNMENT SECURITIES FUND, INVESCO VALUE FUND, EDWARD J. STERN, CANARY INVESTMENT MANAGEMENT, LLC, CANARY CAPITAL PARTNERS, LTD., CANARY CAPITAL PARTNERS, LLC, AND DOES 1-100, in the United States District Court, District of Colorado (Civil Action No. 04-MK-0151), filed on January 28, 2004. This claim alleges violations of: Sections 11 and 15 of the Securities Act; Sections 10(b) and 20(a) of the Exchange Act; Rule 10b-5 under the Exchange Act; and Sections 34(b), 36(a) and 36(b) of the Investment Company Act. The claim also alleges common law breach of fiduciary duty. The plaintiffs in this case are seeking: damages; pre-judgment and post-judgment interest; counsel fees and expert fees; and other relief.



         EILEEN CLANCY, INDIVIDUALLY AND ON BEHALF OF ALL OTHERS SIMILARLY SITUATED, V. INVESCO ADVANTAGE HEALTH SCIENCES FUND, INVESCO CORE EQUITY FUND, INVESCO DYNAMICS FUND, INVESCO ENERGY FUND, INVESCO FINANCIAL SERVICES FUND, INVESCO GOLD & PRECIOUS METALS FUND, INVESCO HEALTH SCIENCES FUND, INVESCO INTERNATIONAL CORE EQUITY FUND (FORMERLY KNOWN AS INTERNATIONAL BLUE CHIP VALUE FUND), INVESCO LEISURE FUND, INVESCO MID-CAP GROWTH FUND, INVESCO MULTI-SECTOR FUND, AIM INVESCO S&P 500 INDEX FUND, INVESCO SMALL COMPANY GROWTH FUND, INVESCO TECHNOLOGY FUND, INVESCO TOTAL RETURN FUND, INVESCO UTILITIES FUND, AIM MONEY MARKET FUND, AIM INVESCO TAX-FREE MONEY FUND, AIM INVESCO TREASURER'S MONEY MARKET RESERVE FUND, AIM INVESCO TREASURER'S TAX-EXEMPT RESERVE FUND, AIM INVESCO US GOVERNMENT MONEY FUND, INVESCO ADVANTAGE FUND, INVESCO BALANCED FUND, INVESCO EUROPEAN FUND, INVESCO GROWTH FUND, INVESCO HIGH-YIELD FUND, INVESCO GROWTH & INCOME FUND, INVESCO REAL ESTATE OPPORTUNITY FUND, INVESCO SELECT INCOME FUND, INVESCO TAX-FREE BOND FUND, INVESCO TELECOMMUNICATIONS FUND, INVESCO U.S. GOVERNMENT SECURITIES FUND, INVESCO VALUE FUND, INVESCO, INVESCO LATIN AMERICAN GROWTH FUND (COLLECTIVELY KNOWN AS THE "INVESCO FUNDS"), AIM STOCK FUNDS, AIM COUNSELOR SERIES TRUST, AIM SECTOR FUNDS INC., AIM BOND FUNDS INC., AIM COMBINATION STOCK AND BOND FUNDS INC., AIM MONEY MARKET FUNDS INC., AIM INTERNATIONAL FUNDS INC. (COLLECTIVELY KNOWN AS THE "INVESCO FUNDS REGISTRANTS"), AMVESCAP PLC, INVESCO FUNDS GROUP, INC., TIMOTHY MILLER, RAYMOND CUNNINGHAM AND THOMAS KOLBE, in the United States District Court, Southern District of New York (Civil Action No. 04-CV-0713), filed on January 30, 2004. This claim alleges violations of Sections 11 and 15 of the Securities Act. The plaintiffs in this case are seeking: compensatory damages, rescission; return of fees paid; and other costs and expenses, including counsel fees and expert fees.



         SCOTT WALDMAN, ON BEHALF OF HIMSELF AND ALL OTHERS SIMILARLY SITUATED,
         V. INVESCO FUNDS GROUP, INC., INVESCO DYNAMICS FUND, INVESCO EUROPEAN FUND, INVESCO SMALL COMPANY GROWTH FUND, INVESCO TECHNOLOGY FUND, AIM STOCK FUNDS, AIM COUNSELOR SERIES TRUST, AIM SECTOR FUNDS INC., AIM BOND FUNDS INC., AIM COMBINATION STOCK AND BOND FUNDS INC., AIM MONEY MARKET FUNDS INC., AIM INTERNATIONAL FUNDS INC., AMVESCAP PLC, AND RAYMOND CUNNINGHAM, in the United States District Court, Southern District of New York (Civil Action No. 04-CV-00915), filed on February 3, 2004. This claim alleges violations of Sections 11 and 15 of the Securities Act and common law breach of fiduciary duty. The plaintiffs in this case are seeking compensatory damages; injunctive relief; and costs and expenses, including counsel fees and expert fees.

         CARL E. VONDER HAAR AND MARILYN P. MARTIN, ON BEHALF OF THEMSELVES AND ALL OTHERS SIMILARLY SITUATED, V. INVESCO FUNDS GROUP, INC., INVESCO STOCK FUNDS, INC. AND DOE DEFENDANTS 1-100, in the United States District Court, District of Colorado (Civil Action No. 04-CV-812), filed on February 5, 2004. This claim alleges: common law breach of fiduciary duty; breach of contract; and tortious interference with contract. The plaintiffs in this case are seeking: injunctive relief; damages; disgorgement; and costs and expenses, including counsel fees and expert fees.



         HENRY KRAMER, DERIVATIVELY ON BEHALF OF INVESCO ENERGY FUND, INVESCO STOCK FUNDS, INC., AND INVESCO MUTUAL FUNDS V. AMVESCAP, PLC, INVESCO FUNDS GROUP, INC., CANARY CAPITAL PARTNERS, LLC, CANARY INVESTMENT MANAGEMENT, LLC, AND CANARY CAPITAL PARTNERS, LTD., DEFENDANTS, AND INVESCO ENERGY FUND, INVESCO STOCK FUNDS, INC., AND INVESCO MUTUAL FUNDS, NOMINAL DEFENDANTS, in the United States District Court, District of Colorado (Civil Action No. 04-MK-0397), filed on March 4, 2004. This claim alleges violations of Section 36(b) of the Investment Company Act and common law breach of fiduciary duty. The plaintiff in this case is seeking damages and costs and expenses, including counsel fees and expert fees.



         CYNTHIA L. ESSENMACHER, DERIVATIVELY ON BEHALF OF THE INVESCO DYNAMICS FUND AND THE REMAINING "INVESCO FUNDS" V. INVESCO FUNDS GROUPS, INC., AMVESCAP PLC, AIM MANAGEMENT GROUP, INC., RAYMOND CUNNINGHAM, TIMOTHY MILLER, THOMAS KOLBE AND MICHAEL LEGOSKI, DEFENDANTS, AND INVESCO DYNAMICS FUND AND THE "INVESCO FUNDS", NOMINAL DEFENDANTS, in the United States District Court, District of Delaware (Civil Action No. 04-CV-188), filed on March 29, 2004. This claim alleges: violations of
         Section 36(b) of the Investment Company Act; violations of Section 206 of the Advisers Act; common law breach of fiduciary duty; and civil conspiracy. The plaintiff in this case is seeking: damages; injunctive relief; and costs and expenses, including counsel fees and expert fees.



         Pursuant to an Order of the MDL Court, plaintiffs in the above lawsuits (with the exception of Carl E. Vonder Haar, et al. v. INVESCO Funds Group, Inc. et al.) consolidated their claims for pre-trial purposes into three amended complaints against various AIM- and IFG-related parties: (i) a Consolidated Amended Class Action Complaint purportedly brought on behalf of shareholders of the AIM Funds (the Lepera lawsuit discussed below); (ii) a Consolidated Amended Fund Derivative Complaint purportedly brought on behalf of the AIM Funds and fund registrants (the Essenmacher lawsuit discussed below); and (iii) an Amended Class Action Complaint for Violations of the Employee Retirement Income Securities Act ("ERISA") purportedly brought on behalf of participants in AMVESCAP's 401(k) plan (the Calderon lawsuit discussed below). The plaintiffs in the Vonder Haar lawsuit continue to seek remand of their lawsuit to state court. Set forth below is detailed information about these three amended complaints.



         RICHARD LEPERA, INDIVIDUALLY AND ON BEHALF OF ALL OTHERS SIMILARLY SITUATED (LEAD PLAINTIFF: CITY OF CHICAGO DEFERRED COMPENSATION PLAN),
         V. INVESCO FUNDS GROUP, INC., AMVESCAP, PLC, AIM INVESTMENTS, AIM ADVISORS, INC., INVESCO INSTITUTIONAL (N.A.), INC., INVESCO ASSETS MANAGEMENT LIMITED, INVESCO GLOBAL ASSETS MANAGEMENT (N.A.), AIM STOCK FUNDS, AIM MUTUAL FUNDS, AIM COMBINATION STOCK & BOND FUNDS, AIM SECTOR FUNDS, AIM TREASURER'S SERIES TRUST, INVESCO DISTRIBUTORS, INC., AIM DISTRIBUTORS, INC., RAYMOND R. CUNNINGHAM, TIMOTHY J. MILLER, THOMAS A. KOLBE, MICHAEL D. LEGOSKI, MICHAEL K. BRUGMAN, MARK WILLIAMSON, EDWARD
         J. STERN, CANARY CAPITAL PARTNERS, LLC, CANARY INVESTMENT MANAGEMENT, LLC, CANARY CAPITAL PARTNERS, LTD., RYAN GOLDBERG, MICHAEL GRADY, CITIGROUP, INC., CITIGROUP GLOBAL MARKETS HOLDINGS, INC., SALOMON SMITH BARNEY,

         INC., MORGAN STANLEY DW, ANNA BRUGMAN, ANB CONSULTING, LLC, KAPLAN & CO. SECURITIES INC., SECURITY TRUST COMPANY, N.A., GRANT D. SEEGER, JB OXFORD HOLDINGS, INC., NATIONAL CLEARING CORPORATION, JAMES G. LEWIS, KRAIG L. KIBBLE, JAMES Y. LIN, BANK OF AMERICA CORPORATION, BANC OF AMERICA SECURITIES LLC, THEODORE C. SIHPOL, III, BEAR STEARNS & CO., INC., BEAR STEARNS SECURITIES CORP., CHARLES SCHWAB & CO., CREDIT SUISSE FIRST BOSTON (USA) INC., PRUDENTIAL FINANCIAL, INC., PRUDENTIAL SECURITIES, INC., CANADIAN IMPERIAL BANK OF COMMERCE, JP MORGAN CHASE AND CO., AND JOHN DOE DEFENDANTS 1-100, in the MDL Court (Case No. 04-MD-15864; No. 04-CV-00814-JFM) (originally in the United States District Court for the District of Colorado), filed on September 29, 2004. This lawsuit alleges violations of Sections 11, 12(a)(2), and 15 of the Securities Act; Section 10(b) of the Exchange Act and Rule 10b-5 promulgated thereunder; Section 20(a) of the Exchange Act; Sections 34(b), 36(a), 36(b) and 48(a) of the Investment Company Act; breach of fiduciary duty/constructive fraud; aiding and abetting breach of fiduciary duty; and unjust enrichment. The plaintiffs in this lawsuit are seeking: compensatory damages, including interest; and other costs and expenses, including counsel and expert fees.



         CYNTHIA ESSENMACHER, SILVANA G. DELLA CAMERA, FELICIA BERNSTEIN AS CUSTODIAN FOR DANIELLE BROOKE BERNSTEIN, EDWARD CASEY, TINA CASEY, SIMON DENENBERG, GEORGE L. GORSUCH, PAT B. GORSUCH, L. SCOTT KARLIN, HENRY KRAMER, JOHN E. MORRISEY, HARRY SCHIPPER, BERTY KREISLER, GERSON SMITH, CYNTHIA PULEO, ZACHARY ALAN STARR, JOSHUA GUTTMAN, AND AMY SUGIN, DERIVATIVELY ON BEHALF OF THE MUTUAL FUNDS, TRUSTS AND CORPORATIONS COMPRISING THE INVESCO AND AIM FAMILY OF MUTUAL FUNDS V. AMVESCAP, PLC, INVESCO FUNDS GROUP, INC., INVESCO DISTRIBUTORS, INC., INVESCO INSTITUTIONAL (N.A.), INC., INVESCO ASSETS MANAGEMENT LIMITED, INVESCO GLOBAL ASSETS MANAGEMENT (N.A.), AIM MANAGEMENT GROUP, INC., AIM ADVISERS, INC., AIM INVESTMENT SERVICES, INC., AIM DISTRIBUTORS, INC., FUND MANAGEMENT COMPANY, MARK H. WILLIAMSON, RAYMOND R. CUNNINGHAM, TIMOTHY MILLER, THOMAS KOLBE, MICHAEL LEGOSKI, MICHAEL BRUGMAN, FRED A. DEERING, VICTOR L. ANDREWS, BOB R. BAKER, LAWRENCE H. BUDNER, JAMES T. BUNCH, GERALD J. LEWIS, JOHN W. MCINTYRE, LARRY SOLL, RONALD L. GROOMS, WILLIAM J. GALVIN, JR., ROBERT H. GRAHAM, FRANK S. BAYLEY, BRUCE L. CROCKETT, ALBERT R. DOWDEN, EDWARD K. DUNN, JACK M. FIELDS, CARL FRISCHILING, PREMA MATHAI-DAVIS, LEWIS F. PENNOCK, RUTH H. QUIGLEY, LOUIS S. SKLAR, OWEN DALY II, AURUM SECURITIES CORP., AURUM CAPITAL MANAGEMENT CORP., GOLDEN GATE FINANCIAL GROUP, LLC, BANK OF AMERICA CORP., BANC OF AMERICA SECURITIES LLC, BANK OF AMERICA, N.A., BEAR STEARNS & CO., INC., CANARY CAPITAL PARTNERS, LLC, CANARY CAPITAL PARTNERS, LTD., CANARY INVESTMENT MANAGEMENT, LLC, EDWARD J. STERN, CANADIAN IMPERIAL BANK OF COMMERCE, CIRCLE TRUST COMPANY, RYAN GOLDBERG, MICHAEL GRADY, KAPLAN & CO. SECURITIES, INC., JP MORGAN CHASE & CO., OPPENHEIMER & CO., INC., PRITCHARD CAPITAL PARTNERS LLC, TIJA MANAGEMENT, TRAUTMAN WASSERMAN & COMPANY, INC., DEFENDANTS, AND THE INVESCO FUNDS AND THE AIM FUNDS AND ALL TRUSTS AND CORPORATIONS THAT COMPRISE THE INVESCO FUNDS AND AIM FUNDS THAT WERE MANAGED BY INVESCO AND AIM, NOMINAL DEFENDANTS, in the MDL Court (Case No. 04-MD-15864-FPS; No. 04-819), filed on September 29, 2004. This lawsuit alleges violations of Sections 206 and 215 of the Investment Advisers Act; Sections 36(a), 36(b) and 47 of the Investment Company Act; control person liability under Section 48 of the Investment Company Act; breach of fiduciary duty; aiding and abetting breach of fiduciary duty; breach of contract; unjust enrichment; interference with contract; and civil conspiracy. The plaintiffs in this lawsuit are seeking: removal of director defendants;

         removal of adviser, sub-adviser and distributor defendants; rescission of management and other contracts between the Funds and defendants; rescission of 12b-1 plans; disgorgement of management fees and other compensation/profits paid to adviser defendants; compensatory and punitive damages; and fees and expenses, including attorney and expert fees.



         MIRIAM CALDERON, INDIVIDUALLY AND ON BEHALF OF ALL OTHERS SIMILARLY SITUATED, V. AVZ, INC., AMVESCAP RETIREMENT, INC., AMVESCAP NATIONAL TRUST COMPANY, INVESCO FUNDS GROUP, INC., AMVESCAP, ROBERT F. MCCULLOUGH, GORDON NEBEKER, JEFFREY G. CALLAHAN, AND RAYMOND R. CUNNINGHAM, in the MDL Court (Case No. 1:04-MD-15864-FPS), filed on September 29, 2004. This lawsuit alleges violations of ERISA Sections 404, 405 and 406. The plaintiffs in this lawsuit are seeking: declaratory judgment; restoration of losses suffered by the plan; disgorgement of profits; imposition of a constructive trust; injunctive relief; compensatory damages; costs and attorneys' fees; and equitable restitution.





                                  APPENDIX L-2
      PENDING LITIGATION ALLEGING INADEQUATELY EMPLOYED FAIR VALUE PRICING



         The following civil class action lawsuits involve, depending on the lawsuit, one or more AIM Funds, IFG and/or AIM and allege that the defendants inadequately employed fair value pricing. These lawsuits either have been served or have had service of process waived as of January 18, 2005.



         T.K. PARTHASARATHY, EDMUND WOODBURY, STUART ALLEN SMITH AND SHARON SMITH, INDIVIDUALLY AND ON BEHALF OF ALL OTHERS SIMILARLY SITUATED, V.
         T. ROWE PRICE INTERNATIONAL FUNDS, INC., T. ROWE PRICE INTERNATIONAL, INC., ARTISAN FUNDS, INC., ARTISAN PARTNERS LIMITED PARTNERSHIP, AIM INTERNATIONAL FUNDS, INC. AND AIM ADVISORS, INC., in the Third Judicial Circuit Court for Madison County, Illinois (Case No. 2003-L-001253), filed on September 23, 2003. This claim alleges: common law breach of duty and common law negligence and gross negligence. The plaintiffs in this case are seeking: compensatory and punitive damages; interest; and attorneys' fees and costs.



         JOHN BILSKI, INDIVIDUALLY AND ON BEHALF OF ALL OTHERS SIMILARLY SITUATED, V. AIM INTERNATIONAL FUNDS, INC., AIM ADVISORS, INC., INVESCO INTERNATIONAL FUNDS, INC., INVESCO FUNDS GROUP, INC., T. ROWE PRICE INTERNATIONAL FUNDS, INC. AND T. ROWE PRICE INTERNATIONAL, INC., in the United States District Court, Southern District of Illinois (East St. Louis) (Case No. 03-772), filed on November 19, 2003. This claim alleges: violations of Sections 36(a) and 36(b) of the Investment Company Act of 1940; common law breach of duty; and common law negligence and gross negligence. The plaintiff in this case is seeking: compensatory and punitive damages; interest; and attorneys' fees and costs.





                                  APPENDIX L-3
     PENDING LITIGATION ALLEGING EXCESSIVE ADVISORY AND/OR DISTRIBUTION FEES



         The following civil lawsuits, including purported class action and shareholder derivative suits, involve, depending on the lawsuit, one or more of IFG, AIM, IINA, ADI and/or INVESCO Distributors and allege that the defendants charged excessive advisory and/or distribution fees and failed to pass on to shareholders the perceived savings generated by economies of scale and, in some cases, also allege that the defendants adopted unlawful distribution plans. These lawsuits either have been served or have had service of process waived as of January 18, 2005. All of these lawsuits have been transferred to the

United States District Court for the Southern District of Texas, Houston Division by order of the applicable United States District Court in which they were initially filed. The plaintiff in one of these lawsuits (Ronald Kondracki v. AIM Advisors, Inc. and AIM Distributors, Inc.) has challenged this order.



         RONALD KONDRACKI V. AIM ADVISORS, INC. AND AIM DISTRIBUTORS, INC., in the United States District Court for the Southern District of Illinois (Civil Action No. 04-CV-263-DRH), filed on April 16, 2004. This claim alleges violations of Section 36(b) of the Investment Company Act of 1940 (the "Investment Company Act"). The plaintiff in this case is seeking: damages; injunctive relief; prospective relief in the form of reduced fees; rescission of the investment advisory agreements and distribution plans; and costs and expenses, including counsel fees.



         DOLORES BERDAT, MARVIN HUNT, MADELINE HUNT, RANDAL C. BREVER AND RHONDA LECURU V. INVESCO FUNDS GROUP, INC., INVESCO INSTITUTIONAL (N.A.), INC., INVESCO DISTRIBUTORS, INC., AIM ADVISORS, INC. AND AIM DISTRIBUTORS, INC., in the United States District Court for the Middle District of Florida, Tampa Division (Case No. 8:04-CV-978-T24-TBM), filed on April 29, 2004. This claim alleges violations of Sections 36(b) and 12(b) of the Investment Company Act. The plaintiffs in this case are seeking: damages; injunctive relief; rescission of the investment advisory agreements and distribution plans; and costs and expenses, including counsel fees.



         FERDINANDO PAPIA, FRED DUNCAN, GRACE GIAMANCO, JEFFREY S. THOMAS, COURTNEY KING, KATHLEEN BLAIR, HENRY BERDAT, RUTH MOCCIA, MURRAY BEASLEY AND FRANCES J. BEASLEY V. A I M ADVISORS, INC. AND A I M DISTRIBUTORS, INC., in the United States District Court for the Middle District of Florida, Tampa Division (Case No. 8:04-CV-977-T17-MSS), filed on April 29, 2004. This claim alleges violations of Sections 36(b) and 12(b) of the Investment Company Act. The plaintiffs in this case are seeking: damages; injunctive relief; rescission of the investment advisory agreements and distribution plans; and costs and expenses, including counsel fees.



                                  APPENDIX L-4
       PENDING LITIGATION ALLEGING IMPROPER CHARGING OF DISTRIBUTION FEES
                   ON LIMITED OFFERING FUNDS OR SHARE CLASSES



         The following civil lawsuits, including shareholder derivative suits, involve, depending on the lawsuit, one or more of IFG, AIM, ADI and/or certain of the trustees of the AIM Funds and allege that the defendants breached their fiduciary duties by charging distribution fees while funds and/or specific share classes were closed generally to new investors and/or while other share classes of the same fund were not charged the same distribution fees. These lawsuits either have been served or have had service of process waived as of January 18, 2005.



         LAWRENCE ZUCKER, ON BEHALF OF AIM SMALL CAP GROWTH FUND AND AIM LIMITED MATURITY TREASURY FUND, V. A I M ADVISORS, INC., in the United States District Court, Southern District of Texas, Houston Division (Civil Action No. H-03-5653), filed on December 10, 2003. This claim alleges violations of Section 36(b) of the Investment Company Act of 1940 (the "Investment Company Act") and common law breach of fiduciary duty. The plaintiff in this case is seeking: damages; injunctive relief; and costs and expenses, including counsel fees.



         STANLEY LIEBER, ON BEHALF OF INVESCO BALANCED FUND, INVESCO CORE EQUITY FUND, INVESCO DYNAMICS FUND, INVESCO ENERGY FUND, INVESCO EUROPEAN FUND, INVESCO FINANCIAL SERVICES FUND, INVESCO GOLD &

         PRECIOUS METALS FUND, INVESCO GROWTH & INCOME FUND, INVESCO GROWTH FUND, INVESCO HEALTH SCIENCE FUND, INVESCO HIGH YIELD FUND, INVECO INTERNATIONAL BLUE CHIP VALUE FUND, INVESCO LEISURE FUND, INVESCO REAL ESTATE OPPORTUNITY FUND, INVESCO S&P 500 INDEX FUND, INVESCO SELECT INCOME FUND, INVESCO TAX FREE BOND FUND, INVESCO TECHNOLOGY FUND, INVESCO TELECOMMUNICATIONS FUND, INVESCO TOTAL RETURN FUND, INVESCO US GOVERNMENT SECURITIES FUND, INVESCO UTILITIES FUND, INVESCO VALUE EQUITY FUND, V. INVESCO FUNDS GROUP, INC. AND A I M ADVISORS, INC., in the United States District Court, Southern District of Texas, Houston Division (Civil Action No. H-03-5744), filed on December 17, 2003. This claim alleges violations of Section 36(b) of the Investment Company Act and common law breach of fiduciary duty. The plaintiff in this case is seeking: damages; injunctive relief; and costs and expenses, including counsel fees.



         HERMAN C. RAGAN, DERIVATIVELY, AND ON BEHALF OF HIMSELF AND ALL OTHERS SIMILARLY SITUATED, V. INVESCO FUNDS GROUP, INC., AND A I M DISTRIBUTORS, INC., in the United States District Court for the Southern District of Georgia, Dublin Division (Civil Action No. CV304-031), filed on May 6, 2004. This claim alleges violations of:
         Section 10(b) of the Securities Exchange Act of 1934 (the "Exchange Act") and Rule 10b-5 thereunder; Sections 17(a)(2) and 17(a)(3) of the Securities Act of 1933; and Section 36(b) of the Investment Company Act. This claim also alleges controlling person liability, within the meaning of Section 20 of the Exchange Act against ADI. The plaintiff in this case is seeking: damages and costs and expenses, including counsel fees.




                                  APPENDIX L-5
        PENDING LITIGATION ALLEGING IMPROPER MUTUAL FUND SALES PRACTICES
                       AND DIRECTED-BROKERAGE ARRANGEMENTS



         The following civil lawsuits, including purported class action and shareholder derivative suits, involve, depending on the lawsuit, one or more of AIM Management, IFG, AIM, AIS and/or certain of the trustees of the AIM Funds and allege that the defendants improperly used the assets of the AIM Funds to pay brokers to aggressively push the AIM Funds over other mutual funds and that the defendants concealed such payments from investors by disguising them as brokerage commissions. These lawsuits either have been served or have had service of process waived as of January 18, 2005.



         JOY D. BEASLEY AND SHEILA MCDAID, INDIVIDUALLY AND ON BEHALF OF ALL OTHERS SIMILARLY SITUATED, V. AIM MANAGEMENT GROUP INC., INVESCO FUNDS GROUP, INC., AIM INVESTMENT SERVICES, INC., AIM ADVISORS, INC., ROBERT
         H. GRAHAM, MARK H. WILLIAMSON, FRANK S. BAYLEY, BRUCE L. CROCKETT, ALBERT R. DOWDEN, EDWARD K. DUNN, JR., JACK M. FIELDS, CARL FRISCHLING, PREMA MATHAI-DAVIS, LEWIS F. PENNOCK, RUTH H. QUIGLEY, AND LOUIS S. SKLAR, AND JOHN DOES 1-100, DEFENDANTS, AND AIM AGGRESSIVE GROWTH FUND, AIM ASIA PACIFIC GROWTH FUND, AIM BALANCED FUND, AIM BASIC BALANCED FUND, AIM BASIC VALUE FUND, AIM BLUE CHIP FUND, AIM CAPITAL DEVELOPMENT FUND, AIM CHARTER FUND, AIM CONSTELLATION FUND, AIM DENT DEMOGRAPHIC TRENDS FUND, AIM DEVELOPING MARKETS FUND, AIM DIVERSIFIED DIVIDEND FUND, AIM EMERGING GROWTH FUND, AIM EUROPEAN GROWTH FUND, AIM EUROPEAN SMALL COMPANY FUND, AIM FLOATING RATE FUND, AIM GLOBAL AGGRESSIVE GROWTH FUND, AIM GLOBAL EQUITY FUND, AIM GLOBAL GROWTH FUND, AIM GLOBAL HEALTH CARE FUND, AIM GLOBAL VALUE FUND, AIM HIGH INCOME MUNICIPAL FUND, AIM HIGH YIELD FUND, AIM INCOME FUND, AIM INTERMEDIATE GOVERNMENT FUND, AIM INTERNATIONAL EMERGING GROWTH FUND, AIM INTERNATIONAL GROWTH FUND, AIM LARGE CAP BASIC VALUE

         FUND, AIM LARGE CAP GROWTH FUND, AIM LIBRA FUND, AIM LIMITED MATURITY TREASURY FUND, AIM MID CAP BASIC VALUE FUND, AIM MID CAP CORE EQUITY FUND, AIM MID CAP GROWTH FUND, AIM MUNICIPAL BOND FUND, AIM OPPORTUNITIES I FUND, AIM OPPORTUNITIES II FUND, AIM OPPORTUNITIES III FUND, AIM PREMIER EQUITY FUND, AIM REAL ESTATE FUND, AIM SELECT EQUITY FUND, AIM SHORT TERM BOND FUND, AIM SMALL CAP EQUITY FUND, AIM SMALL CAP GROWTH FUND, AIM TAX-FREE INTERMEDIATE FUND, AIM TOTAL RETURN BOND FUND, AIM TRIMARK ENDEAVOR FUND, AIM TRIMARK FUND, AIM TRIMARK SMALL COMPANIES FUND, AIM WEINGARTEN FUND, INVESCO ADVANTAGE HEALTH SCIENCES FUND, INVESCO CORE EQUITY FUND, INVESCO DYNAMICS FUND, INVESCO ENERGY FUND, INVESCO FINANCIAL SERVICES FUND, INVESCO GOLD & PRECIOUS METALS FUND, INVESCO HEALTH SCIENCES FUND, INVESCO INTERNATIONAL CORE EQUITY FUND, INVESCO LEISURE FUND, INVESCO MID-CAP GROWTH FUND, INVESCO MULTI-SECTOR FUND, INVESCO S&P 500 INDEX FUND, INVESCO SMALL COMPANY GROWTH FUND, INVESCO TECHNOLOGY FUND, INVESCO TOTAL RETURN FUND, INVESCO UTILITIES FUND, NOMINAL DEFENDANTS, in the United States District Court for the District of Colorado (Civil Action No. 04-B-0958), filed on May 10, 2004. The plaintiffs voluntarily dismissed this case in Colorado and re-filed it on July 2, 2004 in the United States District Court for the Southern District of Texas, Houston Division (Civil Action H-04-2589). This claim alleges violations of Sections 34(b), 36(b) and 48(a) of the Investment Company Act of 1940 (the "Investment Company Act") and violations of Sections 206 and 215 of the Investment Advisers Act of 1940 (the "Advisers Act"). The claim also alleges common law breach of fiduciary duty. The plaintiffs in this case are seeking: compensatory and punitive damages; rescission of certain Funds' advisory agreements and distribution plans and recovery of all fees paid; an accounting of all fund-related fees, commissions and soft dollar payments; restitution of all unlawfully or discriminatorily obtained fees and charges; and attorneys' and experts' fees.



         RICHARD TIM BOYCE V. AIM MANAGEMENT GROUP INC., INVESCO FUNDS GROUP, INC., AIM INVESTMENT SERVICES, INC., AIM ADVISORS, INC., ROBERT H. GRAHAM, MARK H. WILLIAMSON, FRANK S. BAYLEY, BRUCE L. CROCKETT, ALBERT
         R. DOWDEN, EDWARD K. DUNN, JR., JACK M. FIELDS, CARL FRISCHLING, PREMA MATHAI-DAVIS, LEWIS F. PENNOCK, RUTH H. QUIGLEY, AND LOUIS S. SKLAR, AND JOHN DOES 1-100, DEFENDANTS, AND AIM AGGRESSIVE GROWTH FUND, AIM ASIA PACIFIC GROWTH FUND, AIM BALANCED FUND, AIM BASIC BALANCED FUND, AIM BASIC VALUE FUND, AIM BLUE CHIP FUND, AIM CAPITAL DEVELOPMENT FUND, AIM CHARTER FUND, AIM CONSTELLATION FUND, AIM DENT DEMOGRAPHIC TRENDS FUND, AIM DEVELOPING MARKETS FUND, AIM DIVERSIFIED DIVIDEND FUND, AIM EMERGING GROWTH FUND, AIM EUROPEAN GROWTH FUND, AIM EUROPEAN SMALL COMPANY FUND, AIM FLOATING RATE FUND, AIM GLOBAL AGGRESSIVE GROWTH FUND, AIM GLOBAL EQUITY FUND, AIM GLOBAL GROWTH FUND, AIM GLOBAL HEALTH CARE FUND, AIM GLOBAL VALUE FUND, AIM HIGH INCOME MUNICIPAL FUND, AIM HIGH YIELD FUND, AIM INCOME FUND, AIM INTERMEDIATE GOVERNMENT FUND, AIM INTERNATIONAL EMERGING GROWTH FUND, AIM INTERNATIONAL GROWTH FUND, AIM LARGE CAP BASIC VALUE FUND, AIM LARGE CAP GROWTH FUND, AIM LIBRA FUND, AIM LIMITED MATURITY TREASURY FUND, AIM MID CAP BASIC VALUE FUND, AIM MID CAP CORE EQUITY FUND, AIM MID CAP GROWTH FUND, AIM MUNICIPAL BOND FUND, AIM OPPORTUNITIES I FUND, AIM OPPORTUNITIES II FUND, AIM OPPORTUNITIES III FUND, AIM PREMIER EQUITY FUND, AIM REAL ESTATE FUND, AIM SELECT EQUITY FUND, AIM SHORT TERM BOND FUND, AIM SMALL CAP EQUITY FUND, AIM SMALL CAP GROWTH FUND, AIM TAX-FREE INTERMEDIATE FUND, AIM TOTAL RETURN BOND FUND, AIM TRIMARK ENDEAVOR FUND, AIM TRIMARK FUND, AIM TRIMARK SMALL COMPANIES FUND, AIM WEINGARTEN FUND,

         INVESCO ADVANTAGE HEALTH SCIENCES FUND, INVESCO CORE EQUITY FUND, INVESCO DYNAMICS FUND, INVESCO ENERGY FUND, INVESCO FINANCIAL SERVICES FUND, INVESCO GOLD & PRECIOUS METALS FUND, INVESCO HEALTH SCIENCES FUND, INVESCO INTERNATIONAL CORE EQUITY FUND, INVESCO LEISURE FUND, INVESCO MID-CAP GROWTH FUND, INVESCO MULTI-SECTOR FUND, INVESCO S&P 500 INDEX FUND, INVESCO SMALL COMPANY GROWTH FUND, INVESCO TECHNOLOGY FUND, INVESCO TOTAL RETURN FUND, INVESCO UTILITIES FUND, NOMINAL DEFENDANTS, in the United States District Court for the District of Colorado (Civil Action No. 04-N-0989), filed on May 13, 2004. The plaintiff voluntarily dismissed this case in Colorado and re-filed it on July 1, 2004 in the United States District Court for the Southern District of Texas, Houston Division (Civil Action H-04-2587). This claim alleges violations of Sections 34(b), 36(b) and 48(a) of the Investment Company Act and violations of Sections 206 and 215 of the Advisers Act. The claim also alleges common law breach of fiduciary duty. The plaintiff in this case is seeking: compensatory and punitive damages; rescission of certain Funds' advisory agreements and distribution plans and recovery of all fees paid; an accounting of all fund-related fees, commissions and soft dollar payments; restitution of all unlawfully or discriminatorily obtained fees and charges; and attorneys' and experts' fees.



         KEHLBECK TRUST DTD 1-25-93, BILLY B. KEHLBECK AND DONNA J. KEHLBECK, TTEES V. AIM MANAGEMENT GROUP INC., INVESCO FUNDS GROUP, INC., AIM INVESTMENT SERVICES, INC., AIM ADVISORS, INC., ROBERT H. GRAHAM, MARK
         H. WILLIAMSON, FRANK S. BAYLEY, BRUCE L. CROCKETT, ALBERT R. DOWDEN, EDWARD K. DUNN, JR., JACK M. FIELDS, CARL FRISCHLING, PREMA MATHAI-DAVIS, LEWIS F. PENNOCK, RUTH H. QUIGLEY, AND LOUIS S. SKLAR, AND JOHN DOES 1-100, DEFENDANTS, AND AIM AGGRESSIVE GROWTH FUND, AIM ASIA PACIFIC GROWTH FUND, AIM BALANCED FUND, AIM BASIC BALANCED FUND, AIM BASIC VALUE FUND, AIM BLUE CHIP FUND, AIM CAPITAL DEVELOPMENT FUND, AIM CHARTER FUND, AIM CONSTELLATION FUND, AIM DENT DEMOGRAPHIC TRENDS FUND, AIM DEVELOPING MARKETS FUND, AIM DIVERSIFIED DIVIDEND FUND, AIM EMERGING GROWTH FUND, AIM EUROPEAN GROWTH FUND, AIM EUROPEAN SMALL COMPANY FUND, AIM FLOATING RATE FUND, AIM GLOBAL AGGRESSIVE GROWTH FUND, AIM GLOBAL EQUITY FUND, AIM GLOBAL GROWTH FUND, AIM GLOBAL HEALTH CARE FUND, AIM GLOBAL VALUE FUND, AIM HIGH INCOME MUNICIPAL FUND, AIM HIGH YIELD FUND, AIM INCOME FUND, AIM INTERMEDIATE GOVERNMENT FUND, AIM INTERNATIONAL EMERGING GROWTH FUND, AIM INTERNATIONAL GROWTH FUND, AIM LARGE CAP BASIC VALUE FUND, AIM LARGE CAP GROWTH FUND, AIM LIBRA FUND, AIM LIMITED MATURITY TREASURY FUND, AIM MID CAP BASIC VALUE FUND, AIM MID CAP CORE EQUITY FUND, AIM MID CAP GROWTH FUND, AIM MUNICIPAL BOND FUND, AIM OPPORTUNITIES I FUND, AIM OPPORTUNITIES II FUND, AIM OPPORTUNITIES III FUND, AIM PREMIER EQUITY FUND, AIM REAL ESTATE FUND, AIM SELECT EQUITY FUND, AIM SHORT TERM BOND FUND, AIM SMALL CAP EQUITY FUND, AIM SMALL CAP GROWTH FUND, AIM TAX-FREE INTERMEDIATE FUND, AIM TOTAL RETURN BOND FUND, AIM TRIMARK ENDEAVOR FUND, AIM TRIMARK FUND, AIM TRIMARK SMALL COMPANIES FUND, AIM WEINGARTEN FUND, INVESCO ADVANTAGE HEALTH SCIENCES FUND, INVESCO CORE EQUITY FUND, INVESCO DYNAMICS FUND, INVESCO ENERGY FUND, INVESCO FINANCIAL SERVICES FUND, INVESCO GOLD & PRECIOUS METALS FUND, INVESCO HEALTH SCIENCES FUND, INVESCO INTERNATIONAL CORE EQUITY FUND, INVESCO LEISURE FUND, INVESCO MULTI-SECTOR FUND, INVESCO MID-CAP GROWTH FUND, INVESCO S&P 500 INDEX FUND, INVESCO SMALL COMPANY GROWTH FUND, INVESCO TECHNOLOGY FUND, INVESCO TOTAL RETURN FUND, INVESCO UTILITIES FUND, NOMINAL DEFENDANTS, in the United States District Court for the Southern District of Texas, Houston Division (Civil Action No. H-04-2802), filed on July 9, 2004. This claim alleges violations of Sections 34(b), 36(b) and 48(a) of the Investment Company Act and violations of Sections 206 and 215 of the Advisers Act. The claim also alleges common law breach of fiduciary duty. The plaintiff in this case is seeking: compensatory and punitive damages; rescission of certain Funds' advisory agreements and distribution plans and recovery of all fees paid; an accounting of all fund-related fees, commissions and soft dollar payments; restitution of all unlawfully or discriminatorily obtained fees and charges; and attorneys' and experts' fees.



         JANICE R. FRY, BOB J. FRY, JAMES P. HAYES, VIRGINIA L. MAGBUAL, HENRY
         W. MEYER AND GEORGE ROBERT PERRY V. AIM MANAGEMENT GROUP INC., INVESCO FUNDS GROUP, INC., AIM INVESTMENT SERVICES, INC., AIM ADVISORS, INC., ROBERT H. GRAHAM, MARK H. WILLIAMSON, FRANK S. BAYLEY, BRUCE L. CROCKETT, ALBERT R. DOWDEN, EDWARD K. DUNN, JR., JACK M. FIELDS, CARL FRISCHLING, PREMA MATHAI-DAVIS, LEWIS F. PENNOCK, RUTH H. QUIGLEY, AND LOUIS S. SKLAR, AND JOHN DOES 1-100, DEFENDANTS, AND AIM AGGRESSIVE GROWTH FUND, AIM ASIA PACIFIC GROWTH FUND, AIM BALANCED FUND, AIM BASIC BALANCED FUND, AIM BASIC VALUE FUND, AIM BLUE CHIP FUND, AIM CAPITAL DEVELOPMENT FUND, AIM CHARTER FUND, AIM CONSTELLATION FUND, AIM DENT DEMOGRAPHIC TRENDS FUND, AIM DEVELOPING MARKETS FUND, AIM DIVERSIFIED DIVIDEND FUND, AIM EMERGING GROWTH FUND, AIM EUROPEAN GROWTH FUND, AIM EUROPEAN SMALL COMPANY FUND, AIM FLOATING RATE FUND, AIM GLOBAL AGGRESSIVE GROWTH FUND, AIM GLOBAL EQUITY FUND, AIM GLOBAL GROWTH FUND, AIM GLOBAL HEALTH CARE FUND, AIM GLOBAL VALUE FUND, AIM GROUP INCOME FUND, AIM GROUP VALUE FUND, AIM HIGH INCOME MUNICIPAL FUND, AIM HIGH YIELD FUND, AIM INCOME FUND, AIM INTERMEDIATE GOVERNMENT FUND, AIM INTERNATIONAL EMERGING GROWTH FUND, AIM INTERNATIONAL GROWTH FUND, AIM LARGE CAP BASIC VALUE FUND, AIM LARGE CAP GROWTH FUND, AIM LIBRA FUND, AIM LIMITED MATURITY TREASURY FUND, AIM MID CAP BASIC VALUE FUND, AIM MID CAP CORE EQUITY FUND, AIM MID CAP GROWTH FUND, AIM MUNICIPAL BOND FUND, AIM OPPORTUNITIES I FUND, AIM OPPORTUNITIES II FUND, AIM OPPORTUNITIES III FUND, AIM PREMIER EQUITY FUND, AIM REAL ESTATE FUND, AIM SELECT EQUITY FUND, AIM SHORT TERM BOND FUND, AIM SMALL CAP EQUITY FUND, AIM SMALL CAP GROWTH FUND, AIM TAX-FREE INTERMEDIATE FUND, AIM TOTAL RETURN BOND FUND, AIM TRIMARK ENDEAVOR FUND, AIM TRIMARK FUND, AIM TRIMARK SMALL COMPANIES FUND, AIM WEINGARTEN FUND, INVESCO ADVANTAGE HEALTH SCIENCES FUND, INVESCO CORE EQUITY FUND, INVESCO DYNAMICS FUND, INVESCO ENERGY FUND, INVESCO FINANCIAL SERVICES FUND, INVESCO GOLD & PRECIOUS METALS FUND, INVESCO HEALTH SCIENCES FUND, INVESCO INTERNATIONAL CORE EQUITY FUND, INVESCO LEISURE FUND, INVESCO MULTI-SECTOR FUND, INVESCO MID-CAP GROWTH FUND, INVESCO S&P 500 INDEX FUND, INVESCO SMALL COMPANY GROWTH FUND, INVESCO TECHNOLOGY FUND, INVESCO TOTAL RETURN FUND, INVESCO UTILITIES FUND, NOMINAL DEFENDANTS, in the United States District Court for the Southern District of Texas, Houston Division (Civil Action No. H-04-2832), filed on July 12, 2004. This claim alleges violations of Sections 34(b), 36(b) and 48(a) of the Investment Company Act and violations of Sections 206 and 215 of the Advisers Act. The claim also alleges common law breach of fiduciary duty. The plaintiff in this case is seeking: compensatory and punitive damages; rescission of certain Funds' advisory agreements and distribution plans and recovery of all fees paid; an accounting of all fund-related fees, commissions and soft dollar payments; restitution of all unlawfully or discriminatorily obtained fees and charges; and attorneys' and experts' fees.



         ROBERT P. APU, SUZANNE K. APU, MARINA BERTI, KHANH DINH, FRANK KENDRICK, EDWARD A. KREZEL, DAN B. LESIUK, JOHN B. PERKINS, MILDRED E. RUEHLMAN, LOUIS E. SPERRY, J. DORIS WILLSON AND ROBERT W. WOOD V.

         AIM MANAGEMENT GROUP INC., INVESCO FUNDS GROUP, INC., AIM INVESTMENT SERVICES, INC., AIM ADVISORS, INC., ROBERT H. GRAHAM, MARK H. WILLIAMSON, FRANK S. BAYLEY, BRUCE L. CROCKETT, ALBERT R. DOWDEN, EDWARD K. DUNN, JR., JACK M. FIELDS, CARL FRISCHLING, PREMA MATHAI-DAVIS, LEWIS F. PENNOCK, RUTH H. QUIGLEY, AND LOUIS S. SKLAR, AND JOHN DOES 1-100, DEFENDANTS, AND AIM AGGRESSIVE GROWTH FUND, AIM ASIA PACIFIC GROWTH FUND, AIM BALANCED FUND, AIM BASIC BALANCED FUND, AIM BASIC VALUE FUND, AIM BLUE CHIP FUND, AIM CAPITAL DEVELOPMENT FUND, AIM CHARTER FUND, AIM CONSTELLATION FUND, AIM DENT DEMOGRAPHIC TRENDS FUND, AIM DEVELOPING MARKETS FUND, AIM DIVERSIFIED DIVIDEND FUND, AIM EMERGING GROWTH FUND, AIM EUROPEAN GROWTH FUND, AIM EUROPEAN SMALL COMPANY FUND, AIM FLOATING RATE FUND, AIM GLOBAL AGGRESSIVE GROWTH FUND, AIM GLOBAL EQUITY FUND, AIM GLOBAL GROWTH FUND, AIM GLOBAL HEALTH CARE FUND, AIM GLOBAL VALUE FUND, AIM GROUP INCOME FUND, AIM GROUP VALUE FUND, AIM HIGH INCOME MUNICIPAL FUND, AIM HIGH YIELD FUND, AIM INCOME FUND, AIM INTERMEDIATE GOVERNMENT FUND, AIM INTERNATIONAL EMERGING GROWTH FUND, AIM INTERNATIONAL GROWTH FUND, AIM LARGE CAP BASIC VALUE FUND, AIM LARGE CAP GROWTH FUND, AIM LIBRA FUND, AIM LIMITED MATURITY TREASURY FUND, AIM MID CAP BASIC VALUE FUND, AIM MID CAP CORE EQUITY FUND, AIM MID CAP GROWTH FUND, AIM MUNICIPAL BOND FUND, AIM OPPORTUNITIES I FUND, AIM OPPORTUNITIES II FUND, AIM OPPORTUNITIES III FUND, AIM PREMIER EQUITY FUND, AIM REAL ESTATE FUND, AIM SELECT EQUITY FUND, AIM SHORT TERM BOND FUND, AIM SMALL CAP EQUITY FUND, AIM SMALL CAP GROWTH FUND, AIM TAX-FREE INTERMEDIATE FUND, AIM TOTAL RETURN BOND FUND, AIM TRIMARK ENDEAVOR FUND, AIM TRIMARK FUND, AIM TRIMARK SMALL COMPANIES FUND, AIM WEINGARTEN FUND, INVESCO ADVANTAGE HEALTH SCIENCES FUND, INVESCO CORE EQUITY FUND, INVESCO DYNAMICS FUND, INVESCO ENERGY FUND, INVESCO FINANCIAL SERVICES FUND, INVESCO GOLD & PRECIOUS METALS FUND, INVESCO HEALTH SCIENCES FUND, INVESCO INTERNATIONAL CORE EQUITY FUND, INVESCO LEISURE FUND, INVESCO MULTI-SECTOR FUND, INVESCO MID-CAP GROWTH FUND, INVESCO S&P 500 INDEX FUND, INVESCO SMALL COMPANY GROWTH FUND, INVESCO TECHNOLOGY FUND, INVESCO TOTAL RETURN FUND, INVESCO UTILITIES FUND, NOMINAL DEFENDANTS, in the United States District Court for the Southern District of Texas, Houston Division (Civil Action No. H-04-2884), filed on July 15, 2004. This claim alleges violations of Sections 34(b), 36(b) and 48(a) of the Investment Company Act and violations of Sections 206 and 215 of the Advisers Act. The claim also alleges common law breach of fiduciary duty. The plaintiff in this case is seeking: compensatory and punitive damages; rescission of certain Funds' advisory agreements and distribution plans and recovery of all fees paid; an accounting of all fund-related fees, commissions and soft dollar payments; restitution of all unlawfully or discriminatorily obtained fees and charges; and attorneys' and experts' fees.



         HARVEY R. BENDIX, CVETAN GEORGIEV, DAVID M. LUCOFF, MICHAEL E. PARMELEE, TRUSTEE OF THE HERMAN S. AND ESPERANZA A.. DRAYER RESIDUAL TRUST U/A 1/22/83 AND STANLEY S. STEPHENSON, TRUSTEE OF THE STANLEY J. STEPHENSON TRUST V. AIM MANAGEMENT GROUP INC., INVESCO FUNDS GROUP, INC., AIM INVESTMENT SERVICES, INC., AIM ADVISORS, INC., ROBERT H. GRAHAM, MARK H. WILLIAMSON, FRANK S. BAYLEY, BRUCE L. CROCKETT, ALBERT
         R. DOWDEN, EDWARD K. DUNN, JR., JACK M. FIELDS, CARL FRISCHLING, PREMA MATHAI-DAVIS, LEWIS F. PENNOCK, RUTH H. QUIGLEY, AND LOUIS S. SKLAR, AND JOHN DOES 1-100, DEFENDANTS, AND AIM AGGRESSIVE GROWTH FUND, AIM ASIA PACIFIC GROWTH FUND, AIM BALANCED FUND, AIM BASIC BALANCED FUND, AIM BASIC VALUE FUND, AIM BLUE CHIP FUND, AIM CAPITAL DEVELOPMENT FUND, AIM CHARTER FUND, AIM

         CONSTELLATION FUND, AIM DENT DEMOGRAPHIC TRENDS FUND, AIM DEVELOPING MARKETS FUND, AIM DIVERSIFIED DIVIDEND FUND, AIM EMERGING GROWTH FUND, AIM EUROPEAN GROWTH FUND, AIM EUROPEAN SMALL COMPANY FUND, AIM FLOATING RATE FUND, AIM GLOBAL AGGRESSIVE GROWTH FUND, AIM GLOBAL EQUITY FUND, AIM GLOBAL GROWTH FUND, AIM GLOBAL HEALTH CARE FUND, AIM GLOBAL VALUE FUND, AIM GROUP INCOME FUND, AIM GROUP VALUE FUND, AIM HIGH INCOME MUNICIPAL FUND, AIM HIGH YIELD FUND, AIM INCOME FUND, AIM INTERMEDIATE GOVERNMENT FUND, AIM INTERNATIONAL EMERGING GROWTH FUND, AIM INTERNATIONAL GROWTH FUND, AIM LARGE CAP BASIC VALUE FUND, AIM LARGE CAP GROWTH FUND, AIM LIBRA FUND, AIM LIMITED MATURITY TREASURY FUND, AIM MID CAP BASIC VALUE FUND, AIM MID CAP CORE EQUITY FUND, AIM MID CAP GROWTH FUND, AIM MUNICIPAL BOND FUND, AIM OPPORTUNITIES I FUND, AIM OPPORTUNITIES II FUND, AIM OPPORTUNITIES III FUND, AIM PREMIER EQUITY FUND, AIM REAL ESTATE FUND, AIM SELECT EQUITY FUND, AIM SHORT TERM BOND FUND, AIM SMALL CAP EQUITY FUND, AIM SMALL CAP GROWTH FUND, AIM TAX-FREE INTERMEDIATE FUND, AIM TOTAL RETURN BOND FUND, AIM TRIMARK ENDEAVOR FUND, AIM TRIMARK FUND, AIM TRIMARK SMALL COMPANIES FUND, AIM WEINGARTEN FUND, INVESCO ADVANTAGE HEALTH SCIENCES FUND, INVESCO CORE EQUITY FUND, INVESCO DYNAMICS FUND, INVESCO ENERGY FUND, INVESCO FINANCIAL SERVICES FUND, INVESCO GOLD & PRECIOUS METALS FUND, INVESCO HEALTH SCIENCES FUND, INVESCO INTERNATIONAL CORE EQUITY FUND, INVESCO LEISURE FUND, INVESCO MULTI-SECTOR FUND, INVESCO MID-CAP GROWTH FUND, INVESCO S&P 500 INDEX FUND, INVESCO SMALL COMPANY GROWTH FUND, INVESCO TECHNOLOGY FUND, INVESCO TOTAL RETURN FUND, INVESCO UTILITIES FUND, NOMINAL DEFENDANTS, in the United States District Court for the Southern District of Texas, Houston Division (Civil Action No. H-04-3030), filed on July 27, 2004. This claim alleges violations of Sections 34(b), 36(b) and 48(a) of the Investment Company Act and violations of Sections 206 and 215 of the Advisers Act. The claim also alleges common law breach of fiduciary duty. The plaintiff in this case is seeking: compensatory and punitive damages; rescission of certain Funds' advisory agreements and distribution plans and recovery of all fees paid; an accounting of all fund-related fees, commissions and soft dollar payments; restitution of all unlawfully or discriminatorily obtained fees and charges; and attorneys' and experts' fees.





                                  APPENDIX L-6
         PENDING LITIGATION ALLEGING FAILURE TO ENSURE PARTICIPATION IN
                            CLASS ACTION SETTLEMENTS



         The following civil lawsuit, purporting to be a class action lawsuit, has been filed against AIM, IINA, AIM Capital and the trustees of the AIM Funds alleging that the defendants breached their fiduciary duties by failing to ensure that the AIM Funds participated in class action settlements in which the AIM Funds were eligible to participate. This lawsuit was served on January 18, 2005.



         AVO HOGAN AND JULIAN W. MEADOWS, ON BEHALF OF THEMSELVES AND ALL OTHERS SIMILARLY SITUATED, V. BOB R. BAKER, FRANK S. BAYLEY, JAMES T. BUNCH, BRUCE L. CROCKETT, ALBERT R. DOWDEN, EDWARD K. DUNN, JR., JACK M. FIELDS, CARL FRISCHLING, ROBERT H. GRAHAM, GERALD J. LEWIS, PREMA MATHAI-DAVIS, LEWIS F. PENNOCK, RUTH H. QUIGLEY, LOUIS S. SKLAR, LARRY SOLL, PH.D, MARK H. WILLIAMSON, AIM INVESTMENTS, LTD., AIM ADVISORS, INC., AIM CAPITAL MANAGEMENT, INC., INVESCO INSTITUTIONAL (N.A.), INC. AND JOHN DOES NO. 1 THROUGH 100, in the United States District Court, Northern

         District of Texas (Civil Action No. 3:05-CV-73-P), filed on January 11, 2005. This claim alleges violations of Sections 36(a), 36(b) and 47(b) of the Investment Company Act. The claim also alleges common law breach of fiduciary duty and negligence. The plaintiffs in this case are seeking: compensatory and punitive damages; forfeiture of all commissions and fees paid by the class of plaintiffs; and costs and counsel fees.

                              FINANCIAL STATEMENTS



Pursuant to Rule 3-03(d) of Regulation S-X unaudited financials for the period ended January 31, 2005, for Registrant's portfolios have been included in addition to the portfolios' audited financials for the period ended July 31, 2004. Such financials reflect all adjustments which are of a normal recurring nature and which are in the opinion of management, necessary to a fair statement of the results for the periods presented.





                                                                              FS

                                     PART C
                                OTHER INFORMATION


Item 23.               Exhibits

a   (1)     -   (a) Amended and Restated Agreement and Declaration of Trust of
                Registrant, dated May 15, 2002.(14)

            - (b) Amendment No. 1, dated June 11, 2002, to the Amended and Restated Agreement and Declaration of Trust, dated May 15, 2002.(15)

            - (c) Amendment No. 2, dated August 8, 2002, to the Amended and Restated Agreement and Declaration of Trust, dated May 15, 2002.(16)

            - (d) Amendment No. 3, dated May 14, 2003, to the Amended and Restated Agreement and Declaration of Trust, dated May 15, 2002.(18)

            - (e) Amendment No. 4, dated June 23, 2003, to the Amended and Restated Agreement and Declaration of Trust, dated May 15, 2002.(18)

            - (f) Amendment No. 5, dated June 11, 2003, to the Amended and Restated Agreement and Declaration of Trust, dated May 15, 2002.(19)

            - (g) Amendment No. 6, dated July 30, 2003, to the Amended and Restated Agreement and Declaration of Trust, dated May 15, 2002.(19)

            - (h) Amendment No. 7, dated November 24, 2003, to the Amended and Restated Agreement and Declaration of Trust, dated May 15, 2002.(21)

            - (i) Amendment No. 8, dated December 10, 2003, to the Amended and Restated Agreement and Declaration of Trust, dated May 15, 2002.(21)

            - (j) Amendment No. 9, dated February 19, 2004, to the Amended and Restated Agreement and Declaration of Trust, dated May 15, 2002.(21)


            - (k) Amendment No. 10, dated December 2, 2004, to the Amended and Restated Agreement and Declaration of Trust, dated May 15, 2002.(24)



            - (l) Amendment No. 11, dated December 2, 2004, to the Amended and Restated Agreement and Declaration of Trust, dated May 15, 2002.(24)


b   (1)     -   (a) Amended and Restated Bylaws of Registrant, adopted effective
                May 15, 2002.(14)

            - (b) First Amendment, dated November 6, 2003, to the Amended and Restated Bylaws of Registrant, adopted effective May 15, 2002.(23)

            - (c) Second Amendment, dated September 15, 2004, to the Amended and Restated Bylaws of Registrant, adopted effective May 15, 2002.(23)

c           -   Articles II, VI, VII, VIII and IX of the Amended and Restated
                Agreement and Declaration of Trust, as amended, and Articles IV, V and VI of the Amended and Restated Bylaws define rights of holders of shares.

d   (1)     -   (a) Master Investment Advisory Agreement, dated June 1, 2000, between Registrant and A I M Advisors, Inc.(10)

            - (b) Amendment No. 1, dated December 28, 2001, to the Master Investment Advisory Agreement, dated June 1, 2000.(13)

            - (c) Amendment No. 2, dated August 29, 2002, to the Master Investment Advisory Agreement, - dated June 1, 2000.(18)

            - (d) Amendment No. 3, dated June 23, 2003, to the Master Investment Advisory Agreement, dated June 1, 2000.(18)

            - (e) Amendment No. 4, dated October 29, 2003, to the Master Investment Advisory Agreement, dated June 1, 2000.(21)

            - (f) Amendment No. 5, dated July 1, 2004, to the Master Investment Advisory Agreement, dated June 1, 2000.(23)


            - (g) Form of Amendment No. 6, dated [April 29, 2005], to the Master Investment Advisory Agreement, dated June 1, 2000.(24)



    (2)     -   (a) Master Intergroup Sub-Advisory Contract for Mutual Funds,
                dated October 29, 2003, between A I M Advisors, Inc. and INVESCO
                Institutional (N.A.), Inc. on behalf of AIM Real Estate
                Fund.(21)



            - (b) Form of Amendment No. [2], dated [April 29, 2005], to Master Intergroup Sub-Advisory Contract for Mutual Funds, dated October 29, 2003, between A I M Advisors, Inc. and INVESCO Institutional (N.A.), Inc.(24)


e   (1)     -   (a) Amended and Restated Master Distribution Agreement (all
                Classes of Shares except Class B shares), dated August 18, 2003, between Registrant and A I M Distributors, Inc.(20)

            - (b) Amendment No. 1, dated October 29, 2003, to the Amended and Restated Master Distribution Agreement (all Classes of Shares except Class B shares), dated August 18, 2003, between Registrant and A I M Distributors, Inc.(21)

            - (c) Amendment No. 2, dated November 4, 2003, to the Amended and Restated Master Distribution Agreement (all Classes of Shares except Class B shares), dated August 18, 2003, between Registrant and A I M Distributors, Inc.(21)

            - (d) Amendment No. 3, dated November 20, 2003, to the Amended and Restated Master Distribution Agreement (all Classes of Shares except Class B shares), dated August 18, 2003, between Registrant and A I M Distributors, Inc.(21)

            - (e) Amendment No. 4, dated November 24, 2003, to the Amended and Restated Master Distribution Agreement (all Classes of Shares except Class B shares), dated August 18, 2003, between Registrant and A I M Distributors, Inc.(21)

            - (f) Amendment No. 5, dated November 25, 2003, to the Amended and Restated Master Distribution Agreement (all Classes of Shares except Class B shares), dated August 18, 2003, between Registrant and A I M Distributors, Inc.(21)

            - (g) Amendment No. 6, dated January 6, 2004, to the Amended and Restated Master Distribution Agreement (all Classes of Shares except Class B shares), dated August 18, 2003, between Registrant and A I M Distributors, Inc.(22)

            - (h) Amendment No. 7, dated March 31, 2004, to the Amended and Restated Master Distribution Agreement (all Classes of Shares except Class B shares), dated August 18, 2003, between Registrant and A I M Distributors, Inc. (22)

            - (i) Amendment No. 8, dated April 30, 2004, to the Amended and Restated Master Distribution Agreement (all Classes of Shares except Class B shares), dated August 18, 2003, between Registrant and A I M Distributors, Inc.(22)

            - (j) Amendment No. 9, dated September 14, 2004, to the Amended and Restated Master Distribution Agreement (all Classes of Shares except Class B shares), dated August 18, 2003, between Registrant and A I M Distributors, Inc.(23)

            - (k) Amendment No. 10, dated September 15, 2004, to the Amended and Restated Master Distribution Agreement (all Classes of Shares except Class B shares), dated August 18, 2003, between Registrant and A I M Distributors, Inc.(23)

            - (l) Amendment No. 11, dated October 15, 2004, to the Amended and Restated Master Distribution Agreement (all Classes of Shares except Class B shares), dated August 18, 2003, between Registrant and A I M Distributors, Inc.(23)


            - (m) Amendment No. 12, dated November 30, 2004, to the Amended and Restated Master Distribution Agreement (all Classes of Shares except Class B shares), dated August 18, 2003, between Registrant and A I M Distributors, Inc.(24)



            - (n) Amendment No. 13, dated December 30, 2004, to the Amended and Restated Master Distribution Agreement (all Classes of Shares except Class B shares), dated August 18, 2003, between Registrant and A I M Distributors, Inc.(24)



            - (o) Form of Amendment No. [14] dated as of [February 25, 2005],to the Amended and Restated Master Distribution Agreement, between Registrant (all classes of shares except Class B shares) and A I M Distributors, Inc.(24)



            - (p) Form of Amendment No. [15] dated as of [April 29, 2005],to the Amended and Restated Master Distribution Agreement, between Registrant (all classes of shares except Class B shares) and A I M Distributors, Inc.(24)


    (2)     -   (a) Amended and Restated Master Distribution Agreement (Class B
                shares) dated August 18, 2003, between Registrant and A I M
                Distributors, Inc.(20)

            - (b) Amendment No. 1, dated October 1, 2003, to the Amended and Restated Master Distribution Agreement (Class B shares), dated August 18, 2003, between Registrant and A I M Distributors, Inc.(21)

            - (c) Amendment No. 2, dated October 29, 2003, to the Amended and Restated Master Distribution Agreement (Class B shares), dated August 18, 2003, between Registrant and A I M Distributors, Inc.(21)

            - (d) Amendment No. 3, dated November 3, 2003, to the Amended and Restated Master Distribution Agreement (Class B shares), dated August 18, 2003, between Registrant and A I M Distributors, Inc.(21)

            - (e) Amendment No. 4, dated November 4, 2003, to the Amended and Restated Master Distribution Agreement (Class B shares), dated August 18, 2003, between Registrant and A I M Distributors, Inc.(21)

            - (f) Amendment No. 5, dated November 20, 2003, to the Amended and Restated Master Distribution Agreement (Class B shares), dated August 18, 2003, between Registrant and A I M Distributors, Inc.(21)

            - (g) Amendment No. 6, dated November 24, 2003, to the Amended and Restated Master Distribution Agreement (Class B shares), dated August 18, 2003, between Registrant and A I M Distributors, Inc.(21)

            - (h) Amendment No. 7, dated November 25, 2003, to the Amended and Restated Master Distribution Agreement (Class B shares), dated August 18, 2003, between Registrant and A I M Distributors, Inc.(21)

            - (i) Amendment No. 8, dated March 31, 2004, to the Amended and Restated Master Distribution Agreement (Class B shares), dated August 18, 2003, between Registrant and A I M Distributors, Inc.(22)

            - (j) Amendment No. 9, dated April 30, 2004, to the Amended and Restated Master Distribution Agreement (Class B shares), dated August 18, 2003, between Registrant and A I M Distributors, Inc.(22)

            - (k) Amendment No. 10, dated September 15, 2004, to the Amended and Restated Master Distribution Agreement (Class B shares), dated August 18, 2003, between Registrant and A I M Distributors, Inc.(23)

            - (l) Amendment No. 11, dated October 15, 2004, to the Amended and Restated Master Distribution Agreement (Class B shares), dated August 18, 2003, between Registrant and A I M Distributors, Inc.(23)


            - (m) Amendment No. 12, dated December 30, 2004, to the Amended and Restated Master Distribution Agreement (Class B shares), dated August 18, 2003, between Registrant and A I M Distributors, Inc.(24)



            - (n) Form of Amendment No. [13], dated as of [April 29, 2005], to the Amended and Restated Master Distribution Agreement, between Registrant (Class B shares) and A I M Distributors, Inc.(24)


    (3)     -   Form of Selected Dealer Agreement between A I M Distributors,
                Inc. and selected dealers.(11)

    (4)     -   Form of Bank Selling Group Agreement between A I M Distributors,
                Inc. and banks.(6)

f   (1)     -   AIM Funds Retirement Plan for Eligible Directors/Trustees, as
                restated October 1, 2001.(12)

    (2)     -   Form of AIM Funds Director Deferred Compensation Agreement, as
                amended March 7, 2000, September 28, 2001 and September 26,
                2002.(18)

g   (1)     -   (a) Second Amended and Restated Custody Agreement, dated June
                16, 1987, between Short-Term Investments Co. (on behalf of its
                Limited Maturity Treasury Portfolio) and The Bank of New
                York.(3)

            - (b) Amendment, dated May 17, 1993, to Second Amended and Restated Custody Agreement, dated June 16, 1987, between Short-Term Investments Co. (on behalf of its Limited Maturity Treasury Portfolio) and The Bank of New York.(3)

            - (c) Assignment and Acceptance of Assignment of Custody Agreement, dated October 15, 1993, between Registrant (on behalf of its Limited Maturity Treasury Portfolio) and Short-Term Investments Co. (on behalf of its Limited Maturity Treasury Portfolio).(3)

            - (d) Letter Agreement, dated June 1, 2000, between Registrant (on behalf of its AIM Municipal Bond Fund) and The Bank of New York.(10)

            - (e) Letter Agreement, dated August 30, 2000, between Registrant (on behalf of its AIM Money Market Fund) and The Bank of New York.(10)

    (2)     -   (a) Master Custodian Contract, dated May 1, 2000, between
                Registrant (on behalf of AIM High Yield Fund, AIM Income Fund,
                AIM Intermediate Government Fund, AIM Short Term Bond Fund and
                AIM Total Return Bond Fund) and State Street Bank and Trust
                Company.(10)

            - (b) Amendment, dated May 1, 2000, to Custodian Contract, dated May 1, 2000, between Registrant (on behalf of its AIM High Yield Fund, AIM Income Fund, AIM Intermediate Government Fund, AIM Short Term Bond Fund and AIM Total Return Bond Fund) and State Street Bank and Trust Company.(10)

            - (c) Amendment, dated June 29, 2001, to the Custodian Contract, dated May 1, 2000, between Registrant (on behalf of its AIM High Yield Fund, AIM Income Fund, AIM Intermediate Government Fund, AIM Short Term Bond Fund and AIM Total Return Bond Fund) and State Street Bank and Trust Company.(12)

            - (d) Amendment dated April 2, 2002, to the Custodian Contract, dated May 1, 2000, between Registrant (on behalf of AIM High Yield Fund, AIM Income Fund, AIM Intermediate Government Fund, AIM Short Term Bond Fund and AIM Total Return Bond Fund) and State Street Bank and Trust Company.(15)

            - (e) Amendment, dated September 8, 2004, to the Custodian Contract, dated May 1, 2000, between Registrant (on behalf of its AIM High Yield Fund, AIM Income Fund, AIM Intermediate Government Fund, AIM Real Estate Fund, AIM Short Term Bond Fund and AIM Total Return Bond Fund) and State Street Bank and Trust Company.(23)

    (3)     -   (a) Subcustodian Agreement with Texas Commerce Bank, dated
                September 9, 1994, among Texas Commerce Bank National
                Association, State Street Bank and Trust Company, A I M Fund
                Services, Inc. and Registrant.(3)

            - (b) Amendment No. 1, dated October 2, 1998, to the Subcustodian Agreement with Texas Commerce Bank, dated September 9, 1994, among Chase Bank of Texas, N.A. (formerly Texas Commerce Bank) , State Street Bank and Trust Company, A I M Fund Services, Inc. and Registrant.(8)

            - (c) Amendment No. 2, dated March 15, 2002, to the Subcustodian Agreement with Texas Commerce Bank National Association, dated September 9, 1994, among J P Morgan Chase Bank (formerly known as The Chase Manhattan Bank, successor-in-interest by merger to Chase Bank of Texas, N.A.), State Street Bank and Trust Company, A I M Fund Services, Inc. and Registrant.(17 )

            - (d) Amendment No. 3, dated May 1, 2004, to the Subcustodian Agreement with Texas Commerce Bank, dated September 9, 1994, among JP Morgan Chase Bank (formerly known as The Chase Manhattan Bank, successor-in-interest by merger to Chase Bank of Texas, N.A.), State Street Bank and Trust Company, AIM Investment Services, Inc. (formerly known as A I M Fund Services, Inc.) and Registrant.(23)

    (4)     -   Foreign Assets Delegation Agreement, dated May 31, 2002, between
                A I M Advisors, Inc. and Registrant.(12)


h   (1)     -   Transfer Agency and Service Agreement, dated July 1, 2004, between Registrant and AIM Investment Services, Inc.(23)



    (2)     -   (a) Amended and Restated Master Administrative Service Agreement
                dated July 1, 2004, between Registrant and A I M Advisors,
                Inc.(23)



            - (b) Amendment No. 1, dated December 2, 2004, to the Amended and Restated Master Administrative Service Agreement dated July 1, 2004, between Registrant and A I M Advisors, Inc.(24)



            - (c) Amendment No. [2], dated [April 29, 2005], to the Amended and Restated Master Administrative Service Agreement dated July 1, 2004, between Registrant and A I M Advisors, Inc.(24)


    (3)     -   Memorandum of Agreement, dated October 29, 2003, regarding securities lending, between Registrant, with respect to all Funds, and A I M Advisors, Inc.(23)


    (4)     -   Memorandum of Agreement, dated January 1, 2005, regarding
                expense limitations, between Registrant (on behalf of AIM Short
                Term Bond Fund and AIM Total Return Bond Fund) and A I M
                Advisors, Inc.(24)



    (5)     -   Memorandum of Agreement, dated August 1, 2004, regarding fee waivers, between Registrant (on behalf of AIM Short Term Bond
                Fund and AIM Total Return Bond Fund) and A I M Distributors,
                Inc.(23)



    (6)     -   Memorandum of Agreement, dated January 1, 2005, between
                Registrant (on behalf of each Fund's Institutional Class) and
                AIM Investment Services, Inc.(24)



    (7)     -   Memorandum of Agreement, dated January 1, 2005, between
                Registrant and A I M Advisors, Inc., with respect to AIM Real
                Estate Fund.(24)



    (8) Second Amended and Restated Interfund Loan Agreement, dated April 30, 2004, between Registrant and AIM Advisors, Inc.(24)



    (9)     -   Expense Reimbursement Agreement Related to DST Transfer Agent
                System Conversion dated June 30, 2003.(22)



i           -   Opinion and Consent of Ballard Spahr Andrews & Ingersoll,
                LLP(24)



j           -   Consent of Ballard Spahr Andrews & Ingersoll, LLP to be filed



k           -   Omitted Financial Statements - None.



l   (1)     -   Initial Capitalization Agreement for Registrant's AIM Total
                Return Bond Fund.(13)



    (2)     -   Initial Capitalization Agreement for Registrant's AIM Short Term
                Bond Fund.(17)



    (3)     -   Form of Initial Capitalization Agreement for Registrant's Global
                Real Estate Fund(24)



m   (1)     -   (a) Amended and Restated Master Distribution Plan (Class A
                Shares), effective as of August 18, 2003.(20)



            - (b) Amendment No. 1, dated October 29, 2003, to Registrant's Amended and Restated Master Distribution Plan (Class A Shares).(21)

            - (c) Amendment No. 2, dated November 4, 2003, to Registrant's Amended and Restated Master Distribution Plan (Class A Shares).(21)


            - (d) Amendment No. 3, dated November 20, 2003, to Registrant's Amended and Restated Master Distribution Plan (Class A Shares).(21)

            - (e) Amendment No. 4, dated November 24, 2003, to Registrant's Amended and Restated Master Distribution Plan (Class A Shares).(21)

            - (f) Amendment No. 5, dated November 25, 2003, to Registrant's Amended and Restated Master Distribution Plan (Class A Shares).(21)

            - (g) Amendment No. 6, dated March 31,, 2004, to the Amended and Restated Master Distribution Plan (Class A Shares). (22)

            - (h) Amendment No. 7, dated April 30, 2004, to the Amended and Restated Master Distribution Plan (Class A Shares).(22)

            - (i) Amendment No. 8, dated September 15, 2004, to the Amended and Restated Master Distribution Plan (Class A Shares).(23)

            - (j) Amendment No. 9, dated October 15, 2004, to the Amended and Restated Master Distribution Plan (Class A Shares).(23)


            - (k) Amendment No. 10, dated December 30, 2004, to the Amended and Restated Master Distribution Plan (Class A Shares).(24)



            - (l) Amendment No. 11, dated January 1, 2005, to the Amended and Restated Master Distribution Plan (Class A shares).(24)



            - (m) Form of Amendment No. 12, dated [April 29, 2005], to the Amended and Restated Distribution Plan between Registrant (Class A Shares) and A I M Distributors, Inc.(24)



    (2)     -   Amended and Restated Master Distribution Plan (AIM Cash Reserves
                Shares), effective August 18, 2003.(20)



    (3)     -   Amended and Restated Master Distribution Plan (Class A3 Shares),
                effective August 18, 2003.(20)



    (4)     -   (a) Amended and Restated Master Distribution Plan (Class B
                Shares) (Securitization Feature), effective as of August 18,
                2003.(20)



            - (b) Amendment No. 1, dated October 29, 2003, to the Registrant's Amended and Restated Master Distribution Plan (Class B Shares) (Securitization Feature).(21)



            - (c) Amendment No. 2, dated November 4, 2003, to the Registrant's Amended and Restated Master Distribution Plan (Class B Shares) (Securitization Feature).(21)


            - (d) Amendment No. 3, dated November 20, 2003, to the Registrant's Amended and Restated Master Distribution Plan (Class B Shares) (Securitization Feature).(21)

            - (e) Amendment No. 4, dated November 24, 2003, to the Registrant's Amended and Restated Master Distribution Plan (Class B Shares) (Securitization Feature).(21)

            - (f) Amendment No. 5, dated November 25, 2003, to the Registrant's Amended and Restated Master Distribution Plan (Class B Shares) (Securitization Feature).(21)

            - (g) Amendment No. 6, dated March 31, 2004, to the Registrant's Amended and Restated Master Distribution Plan (Class B Shares) (Securitization Feature).(22)

            - (h) Amendment No. 7, dated April 30, 2004, to the Registrant's Amended and Restated Master Distribution Plan (Class B Shares) (Securitization Feature).(22)

            -   (i) Amendment No. 8, dated
                September 15, 2004, to the Registrant's Amended and Restated Master Distribution Plan (Class B Shares) (Securitization Feature).(23)

            - (j) Amendment No. 9, dated October 15, 2004, to the Registrant's Amended and Restated Master Distribution Plan (Class B Shares) (Securitization Feature).(23)


            - (k) Amendment No. 10, dated December 30, 2004, to the Registrant's Amended and Restated Master Distribution Plan (Class B Shares) (Securitization Feature).(24)



            - (l) Form of Amendment No. [11], dated [April 29, 2005], to the Amended and Restated Master Distribution Plan (Class B Shares) and A I M Distributors, Inc.(24)



    (5)     -   (a) Amended and Restated Master Distribution Plan (Class C
                Shares), effective as of August 18, 2003.(20)


            - (b) Amendment No. 1, dated October 29, 2003, to the Registrant's Amended and Restated Master Distribution Plan (Class C Shares).(21)


            - (c) Amendment No. 2, dated November 4, 2003, to the Registrant's Amended and Restated Master Distribution Plan (Class C Shares).(21)


            - (d) Amendment No. 3, dated November 20, 2003, to the Registrant's Amended and Restated Master Distribution Plan (Class C Shares).(21)

            - (e) Amendment No. 4, dated November 24, 2003, to the Registrant's Amended and Restated Master Distribution Plan (Class C Shares).(21)


            - (f) Amendment No. 5, dated November 25, 2003, to the Registrant's Amended and Restated Master Distribution Plan (Class C Shares).(21)


            - (g) Amendment No. 6, dated March 31, 2004, to the Amended and Restated Master Distribution Plan (Class C Shares). (22)

            - (h) Amendment No. 7, dated April 30, 2004, to the Amended and Restated Master Distribution Plan (Class C Shares).(22)

            - (i) Amendment No. 8, dated September 15, 2004, to the Amended and Restated Master Distribution Plan (Class C Shares).(23)

            - (j) Amendment No. 9, dated October 15, 2004, to the Amended and Restated Master Distribution Plan (Class C Shares).(23)


            - (k) Amendment No. 10, dated December 30, 2004, to the Amended and Restated Master Distribution Plan (Class C Shares).(24)

            - (l) Form of Amendment No. [11], dated [April 29, 2005], to the Amended and Restated Master Distribution Plan between Registrant (Class C Shares) and A I M Distributors, Inc.(24)



    (6)     -   (a) Amended and Restated Master Distribution Plan (Class R
                shares), effective as of August 18, 2003.(20)


            - (b) Amendment No. 1, dated November 4, 2003, to the Registrant's Amended and Restated Master Distribution Plan (Class R Shares).(21)


            - (c) Amendment No. 2, dated November 24, 2003, to the Registrant's Amended and Restated Master Distribution Plan (Class R Shares).(21)


            - (d) Amendment No. 3, dated November 25, 2003, to the Registrant's Amended and Restated Master Distribution Plan (Class R Shares).(21)

            - (e) Amendment No. 4, dated April 30, 2004, to the Amended and Restated Master Distribution Plan (Class R Shares).(22)

            - (f) Amendment No. 5, dated September 14, 2004, to the Amended and Restated Master Distribution Plan (Class R Shares).(23)

            - (g) Amendment No. 6, dated October 15, 2004, to the Amended and Restated Master Distribution Plan (Class R Shares).(23)


            - (h) Form of Amendment No. [7], dated [April 29, 3005], to the Amended and Restated Master Distribution Plan (Class R Shares) and A I M Distributors, Inc.(24)



    (7)     -   (a) Amended and Restated Master Distribution Plan
                (Reimbursement) (Investor Class Shares), effective as of July 1,
                2004.(23)


            - (b) Amendment No. 1, dated October 15, 2004, to the Registrant's Amended and Restated Master Distribution Plan (Reimbursement) (Investor Class Shares).(23)


    (8)     -   Form of Master Related Agreement to Amended and Restated Master
                Distribution Plan (Class A Shares).(19)



    (9)     -   Form of Master Related Agreement to Amended and Restated Master
                Distribution Plan (AIM Cash Reserve Shares).(19)



    (10)    -   Form of Master Related Agreement to Amended and Restated Master
                Distribution Plan (Class A3 Shares).(19)



    (11)    -   Form of Master Related Agreement to Amended and Restated Master
                Distribution Plan (Class C Shares).(19)



    (12)    -   Form of Master Related Agreement to Amended and Restated Master
                Distribution Plan (Class R Shares).(19)



    (13)    -   Form of Master Related Agreement to Amended and Restated Master
                Distribution Plan (Reimbursement) (Investor Class Shares).(23)



n           -   Fifth Amended and Restated Multiple Class Plan of The AIM Family
                of Funds --Registered Trademark-- effective December 12, 2001, as amended and restated pMay 12, 2004.(23)



o           -   Reserved.

p   (1)     -   The A I M Management Group Inc. Code of Ethics adopted May 1,
                1981, as last approved by the AIM Fund's Board on December 2, 2004, effective January 1, 2005.(24)



    (2)     -   AIM Funds Code of Ethics of Registrant, effective as September
                23, 2000.(10)



    (3)     -   INVESCO Institutional (N.A.), Inc. Code of Ethics(23)



q           -   Powers of Attorney for Baker, Bayley, Bunch, Crockett, Dowden,
                Dunn, Fields, Frischling, Lewis, Mathai-Davis, Pennock, Quigley,
                Soll, and Williamson.(23)

---------


(1) Incorporated herein by reference to Post-Effective Amendment No. 5 filed electronically on November 20, 1994.



(2) Incorporated herein by reference to Post-Effective Amendment No. 6 filed electronically on November 17, 1995.



(3) Incorporated herein by reference to Post-Effective Amendment No. 7 filed electronically on November 21, 1996.



(4) Incorporated herein by reference to Post-Effective Amendment No. 8 filed electronically on November 21, 1997.



(5) Incorporated herein by reference to Post-Effective Amendment No. 9 filed electronically on July 10, 1998.



(6) Incorporated herein by reference to Post-Effective Amendment No. 10 filed electronically on November 18, 1998.



(7) Incorporated herein by reference to Post-Effective Amendment No. 11 filed electronically on October 14, 1999.



(8) Incorporated herein by reference to Post-Effective Amendment No. 12 filed electronically on March 10, 2000.



(9) Incorporated herein by reference to Post-Effective Amendment No. 13 filed electronically on May 25, 2000.



(10) Incorporated herein by reference to Post-Effective Amendment No. 14 filed electronically on November 15, 2000.



(11) Incorporated herein by reference to Post-Effective Amendment No. 15 filed electronically on October 12, 2001.



(12) Incorporated herein by reference to Post-Effective Amendment No. 16 filed electronically on November 8, 2001.



(13) Incorporated herein by reference to Post-Effective Amendment No. 17 filed electronically on December 21, 2001.



(14) Incorporated herein by reference to Post-Effective Amendment No. 18 filed electronically on May 22, 2002.



(15) Incorporated herein by reference to Post-Effective Amendment No. 19 filed electronically on June 13, 2002.



(16) Incorporated herein by reference to Post-Effective Amendment No. 20 filed electronically on August 28, 2002.



(17) Incorporated herein by reference to Post-Effective Amendment No. 21 filed electronically on November 20, 2002.



(18) Incorporated herein by reference to Post-Effective Amendment No. 22 filed electronically on July 7, 2003.



(19) Incorporated herein by reference to Post-Effective Amendment No. 23 filed electronically on August 28, 2003.



(20) Incorporated herein by reference to Post-Effective Amendment No. 24 filed electronically on October 28, 2003.



(21) Incorporated herein by reference to Post-Effective Amendment No. 25 filed electronically on March 1, 2004.



(22) Incorporated herein by reference to Post-Effective Amendment No. 26 filed electronically on April 30, 2004.



(23) Incorporated herein by reference to Post-Effective Amendment No. 27 filed electronically on November 19, 2004 .



(24)     Filed herewith electronically.


Item 24. Persons Controlled by or Under Common Control With the Fund

         None.

Item 25. Indemnification

         The Registrant's Amended and Restated Agreement and Declaration of Trust, dated May 15, 2002, as amended, provides, among other things (i) that trustees and officers of the Registrant, when acting as such, shall not be personally liable for any act, omission or obligation of the Registrant or any trustee or officer (except for liabilities to the Registrant or its shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of duty); (ii) for the indemnification by the Registrant of the trustees, officers, employees and agents of the Registrant to the fullest extent permitted by the Delaware Statutory Trust Act and Bylaws and other applicable law; (iii) that shareholders of the Registrant shall not be personally liable for the debts, liabilities, obligations or expenses of the Registrant or any portfolio or class; and (iv) for the indemnification by the Registrant, out of the assets belonging to the applicable portfolio, of shareholders and former shareholders of the Registrant in case they are held personally liable solely by reason of being or having been shareholders of the Registrant or any portfolio or class and not because of their acts or omissions or for some other reason.

         A I M Advisors, Inc. ("AIM"), the Registrant and other investment companies managed by AIM, their respective officers, trustees, directors and employees (the "Insured Parties") are insured under a joint Mutual Fund and Investment Advisory Professional and Directors and Officers Liability Policy, issued by ICI Mutual Insurance Company, with a $55,000,000 limit of liability (an additional $10,000,000 coverage applies to independent directors/trustees only).

         Section 16 of the Master Investment Advisory Agreement between the Registrant and AIM provides that in the absence of willful misfeasance, bad faith, gross negligence or reckless disregard of obligations or duties hereunder on the part of AIM or any of its officers, directors or employees, that AIM shall not be subject to liability to the Registrant or to any series of the Registrant, or to any shareholder of any series of the Registrant for any act or omission in the course of, or connected with, rendering services hereunder or for any losses that may be sustained in the purchase, holding or sale of any security. Any liability of AIM to any series of the Registrant shall not automatically impart liability on the part of AIM to any other series of the Registrant. No series of the Registrant shall be liable for the obligations of any other series of the Registrant.

         Section 7 of the Master Intergroup Sub-Advisory Contract For Mutual Funds between AIM and INVESCO Institutional (N.A.), Inc. (the "Sub-Advisory Contract") provides that the Sub-advisor shall not be liable for any costs or liabilities arising from any error of judgment or mistake of law or any loss suffered by any series of the Registrant or the Registrant in connection with the matters to which the Sub-Advisory Contract relates except a loss resulting from willful misfeasance, bad faith or gross negligence on the part of the Sub-advisor in the performance by the Sub-advisor of its duties or from reckless disregard by the Sub-advisor of its obligations and duties under the Sub-Advisory Contract.

         Insofar as indemnification for liabilities arising under the Securities Act of 1933 (the "Act") may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in connection with the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the shares being registered hereby, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and be governed by the final adjudication of such issue.

Item 26. Business and Other Connection of the Investment Advisor

         The only employment of a substantial nature of the Advisor's directors and officers is with the Advisor and its affiliated companies. For information as to the business, profession, vocation or employment of a substantial nature of the officers and directors of INVESCO Institutional (N.A.), Inc., reference is made to Form ADV filed under the Investment Advisers Act of 1940 by INVESCO Institutional (N.A.), Inc., herein incorporated by reference. Reference is also made to the caption "Fund Management - The Advisor" in the Prospectus which comprises Part A of the Registration Statement, and to the caption "Investment Advisory and Other Services" of the Statements of Additional Information which comprise Part B of the Registration Statement, and to Item 27(b) of this Part C.

Item 27. Principal Underwriters

(a) A I M Distributors, Inc., the Registrant's principal underwriter, also acts as a principal underwriter to the following investment companies:

         AIM Combination Stock & Bond Funds          AIM Sector Funds
         AIM Counselor Series Trust                  AIM Special Opportunities Funds
         AIM Equity Funds                            AIM Stock Funds
         AIM Floating Rate Fund                      AIM Summit Fund
         AIM Funds Group                             AIM Tax-Exempt Funds
         AIM Growth Series                           AIM Treasurer's Series Trust
         AIM International Mutual Funds              AIM Variable Insurance Funds
         AIM Investment Funds


(b) The following table sets forth information with respect to each director, officer or partner of A I M Distributors, Inc.


Name and Principal            Positions and Offices with             Positions and Offices
Business Address*             Underwriter                            with Registrant
------------------            ---------------------------            ---------------------
Gene L. Needles               Chairman, Director, President &        None
                              Chief Executive Officer

Mark H. Williamson            Director                               Trustee & Executive Vice
                                                                     President

John S. Cooper                Executive Vice President               None

James L. Salners              Executive Vice President               None

James E. Stueve               Executive Vice President               None

Kevin M. Carome               Senior Vice President                  Senior Vice President, Secretary
                                                                     & Chief Legal Officer

Glenda A. Dayton              Senior Vice President                  None

Lawrence E. Manierre          Senior Vice President                  None

Ivy B. McLemore               Senior Vice President                  None

David J. Nardecchia           Senior Vice President                  None

Margaret A. Vinson            Senior Vice President                  None

William J. Wendel             Senior Vice President                  None

Gary K. Wendler               Senior Vice President                  None

Scott B. Widder               Senior Vice President                  None

Dawn M. Hawley                Vice President & Treasurer             None

Ofelia M. Mayo                Vice President, General Counsel &      Assistant Secretary
                              Assistant Secretary

Name and Principal            Positions and Offices with             Positions and Offices
Business Address*             Underwriter                            with Registrant
------------------            --------------------------             ---------------------
Rebecca Starling-Klatt        Chief Compliance Officer, Anti-Money   [          ]
                              Laundering Compliance Officer and
                              Assistant Vice President

Kathleen J. Pflueger          Secretary                              Assistant Secretary


--------
*        11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173

   (c)   Not applicable.

Item 28. Location of Accounts and Records

         A I M Advisors, Inc., 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173, maintains physical possession of each such account, book or other document of the Registrant at its principal executive offices, except for those relating to certain transactions in portfolio securities that are maintained by the Registrant's Custodians, The Bank of New York, 2 Hanson Place, Brooklyn, New York 11217-1431, with respect to AIM Limited Maturity Treasury Fund, AIM Money Market Fund and AIM Municipal Bond Fund, and State Street Bank and Trust Company, 225 Franklin Street, Boston, Massachusetts 02110, with respect to AIM High Yield Fund, AIM Income Fund, AIM Intermediate Government Fund, AIM Real Estate Fund, AIM Short Term Bond Fund and AIM Total Return Bond Fund and the Registrant's Transfer Agent and Dividend Paying Agent, AIM Investment Services, Inc. (formerly, A I M Fund Services, Inc.), P.O. Box 4739, Houston, Texas 77210-4739.

Item 29. Management Services

         None.

Item 30. Undertakings

         Not applicable.

                                   SIGNATURES

         Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the city of Houston, Texas on the 11th day of February , 2005 .

                                   REGISTRANT:   AIM INVESTMENT SECURITIES FUNDS

         By:                       /s/ ROBERT H. GRAHAM
                                   ---------------------------------------------
                                                     Robert H. Graham, President

         Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:


         SIGNATURES                                            TITLE                             DATE

     /s/ Robert H. Graham                                Trustee & President              February 11, 2005
-----------------------------------
     (Robert H. Graham)                            (Principal Executive Officer)

     /s/ Bob R. Baker*                                        Trustee                     February 11, 2005
-----------------------------------
        (Bob R. Baker)

     /s/ Frank S. Bayley*                                     Trustee                     February 11, 2005
-----------------------------------
       (Frank S. Bayley)

     /s/ James T. Bunch*                                      Trustee                     February 11, 2005
-----------------------------------
       (James T. Bunch)

     /s/ Bruce L. Crockett*                               Chair & Trustee                 February 11, 2005
-----------------------------------
      (Bruce L. Crockett)

     /s/ Albert R. Dowden*                                    Trustee                     February 11, 2005
-----------------------------------
      (Albert R. Dowden)

     /s/ Edward K. Dunn, Jr.*                                 Trustee                     February 11, 2005
-----------------------------------
     (Edward K. Dunn, Jr.)

     /s/ Jack M. Fields*                                      Trustee                     February 11, 2005
-----------------------------------
       (Jack M. Fields)

     /s/ Carl Frischling*                                     Trustee                     February 11, 2005
-----------------------------------
       (Carl Frischling)

     /s/ Gerald J. Lewis*                                     Trustee                     February 11, 2005
-----------------------------------
       (Gerald J. Lewis)

     /s/ Prema Mathai-Davis*                                  Trustee                     February 11, 2005
-----------------------------------
     (Prema Mathai-Davis)

     /s/ Lewis F. Pennock*                                    Trustee                     February 11, 2005
-----------------------------------
      (Lewis F. Pennock)

     /s/ Ruth H. Quigley*                                     Trustee                     February 11, 2005
-----------------------------------
      (Ruth H. Quigley)




     /s/ Larry Soll*                                          Trustee                     February 11, 2005
-----------------------------------
         (Larry Soll)

     /s/ Mark H. Williamson*                                 Trustee &                    February 11, 2005
-----------------------------------                  Executive Vice President
    (Mark H. Williamson)

      /s/ Sidney M Dilgren                          Vice President & Treasurer            February 11, 2005
-----------------------------------                  (Principal Financial and
     (Sidney M. Dilgren)                                Accounting Officer)

*By    /s/ Robert H Graham
       ----------------------------
          Robert H. Graham
          Attorney-in-Fact

Robert H. Graham, pursuant to powers of attorney dated November 16, 2004.

                                      INDEX

Exhibit Number    Description
--------------    -----------
a(1)(k)           Amendment No. 10, dated December 2, 2004, to the Amended and
                  Restated Agreement and Declaration of Trust, dated May 15,
                  2002

a(1)(l)           Amendment No. 11, dated December 2, 2004, to the Amended and
                  Restated Agreement and Declaration of Trust, dated May 15,
                  2002

d(1)(g)           Form of Amendment No. 6, dated [April 29, 2005], to the Master
                  Investment Advisory Agreement, dated June 1, 2000

2(b)              Form of Amendment No. [2], dated [April 29, 2005], to Master
                  Intergroup Sub-Advisory Contract for Mutual Funds, dated
                  October 29, 2003, between A I M Advisors, Inc. and INVESCO
                  Institutional (N.A.), Inc.

e(1)(m)           Amendment No. 12, dated November 30, 2004, to the Amended and
                  Restated Master Distribution Agreement (all Classes of Shares except Class B shares), dated August 18, 2003, between
                  Registrant and A I M Distributors, Inc.

e(1)(n)           Amendment No. 13, dated December 30, 2004, to the Amended and
                  Restated Master Distribution Agreement (all Classes of Shares except Class B shares), dated August 18, 2003, between
                  Registrant and A I M Distributors, Inc.

e(1)(o) Form of Amendment No. [14] dated as of [February 25, 2005],to the Amended and Restated Master Distribution Agreement, between Registrant (all classes of shares except Class B shares) and A I M Distributors, Inc.

e(1)(p)           Form of Amendment No. [15] dated as of [April 29, 2005],to the
                  Amended and Restated Master Distribution Agreement, between
                  Registrant (all classes of shares except Class B shares) and A I M Distributors, Inc.

e(2)(m)           Amendment No. 12, dated December 30, 2004, to the Amended and
                  Restated Master Distribution Agreement (Class B shares), dated
                  August 18, 2003, between Registrant and A I M Distributors,
                  Inc.

e(2)(n) Form of Amendment No. [13], dated as of [April 29, 2005], to the Amended and Restated Master Distribution Agreement, between Registrant (Class B shares) and A I M Distributors,
                  Inc.

h(2)(b)           Amendment No. 1, dated December 2, 2004, to the Amended and
                  Restated Master Administrative Service Agreement dated July 1,
                  2004, between Registrant and A I M Advisors, Inc.

h(2)(c)           Amendment No. [2], dated [April 29, 2005], to the Amended and
                  Restated Master Administrative Service Agreement dated July 1,
                  2004, between Registrant and A I M Advisors, Inc.

h(4) Memorandum of Agreement, dated January 1, 2005, regarding expense limitations, between Registrant (on behalf of AIM
                  Short Term Bond Fund and AIM Total Return Bond Fund) and A I M
                  Advisors, Inc.

Exhibit Number    Description
--------------    -----------
h(6)              Memorandum of Agreement, dated January 1, 2005, between
                  Registrant (on behalf of each Fund's Institutional Class) and
                  AIM Investment Services, Inc.

h(7)              Memorandum of Agreement, dated January 1, 2005, between
                  Registrant and A I M Advisors, Inc., with respect to AIM Real
                  Estate Fund

h(8)              Second Amended and Restated Interfund Loan Agreement, dated
                  April 30, 2004, between Registrant and AIM Advisors, Inc.

i                 Opinion and Consent of Ballard Spahr Andrews & Ingersoll, LLP(

l(3)              Form of Initial Capitalization Agreement for Registrant's
                  Global Real Estate Fund

m(1)(k)           Amendment No. 10, dated December 30, 2004, to the Amended and
                  Restated Master Distribution Plan (Class A Shares)

m(1)(l)           Amendment No. 11, dated January 1, 2005, to the Amended and
                  Restated Master Distribution Plan (Class A shares)

m(1)(m)           Form of Amendment No. 12, dated [April 29, 2005], to the
                  Amended and Restated Distribution Plan between Registrant
                  (Class A Shares) and A I M Distributors, Inc.

m(4)(k)           Amendment No. 10, dated December 30, 2004, to the Registrant's
                  Amended and Restated Master Distribution Plan (Class B Shares)
                  (Securitization Feature)

m(4)(l)           Form of Amendment No. [11], dated [April 29, 2005], to the
                  Amended and Restated Master Distribution Plan (Class B Shares) and A I M Distributors, Inc.

m(5)(k)           Amendment No. 10, dated December 30, 2004, to the Amended and
                  Restated Master Distribution Plan (Class C Shares)

m(5)(l)           Form of Amendment No. [11], dated [April 29, 2005], to the
                  Amended and Restated Master Distribution Plan between
                  Registrant (Class C Shares) and A I M Distributors, Inc.

m(6)h)            Form of Amendment No. [7], dated [April 29, 2005], to the
                  Amended and Restated Master Distribution Plan (Class R Shares) and A I M Distributors, Inc.

p(1)              The A I M Management Group Inc. Code of Ethics adopted May 1,
                  1981, as last approved by the AIM Fund's Board on December 2, 2004, effective January 1, 2005